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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877
Date of fiscal year end:	October 31
Date of reporting period:	November 1, 2013 – July 31, 2014

Item 1. Schedule of Investments

2014 QUARTERLY REPORT

Russell Funds

JULY 31, 2014

FUND	SHARE CLASS
U.S. Equity Funds
Russell U.S. Core Equity Fund	A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Select U.S. Equity Fund	Y
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y
International and Global Equity Funds
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Select International Equity Fund	Y
Russell Emerging Markets Fund	A, C, E, S, Y
Tax-Managed Equity Funds
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Taxable Fixed Income Funds
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, S, Y
Russell Short Duration Bond Fund	A, C, E, S, Y
Tax Exempt Fixed Income Funds
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative and Specialty Funds
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report on 24 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2014 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.9%			Viacom, Inc. Class B	171,434	14,172
Consumer Discretionary - 14.5%			Wal-Mart Stores, Inc.	148,734	10,944
Amazon.com, Inc.(Æ)	34,861	10,911	Walt Disney Co. (The)	194,694	16,720
Aramark	4,900	132	Whirlpool Corp.	24,032	3,428
Ascena Retail Group, Inc.(Æ)	9,500	153	Williams-Sonoma, Inc.	4,000	268
AutoZone, Inc.(Æ)	5,350	2,766	Wyndham Worldwide Corp.	9,300	703
Belmond, Ltd. Class A(Æ)	8,997	112	Yum! Brands, Inc.	140,053	9,720
Big Lots, Inc.	13,200	577			264,997
Carnival Corp.	88,400	3,202
CBS Corp. Class B	52,700	2,995	Consumer Staples - 4.7%
Chipotle Mexican Grill, Inc. Class A(Æ)	3,884	2,612	Altria Group, Inc.	183,590	7,454
Choice Hotels International, Inc.	12,800	600	Archer-Daniels-Midland Co.	3,294	153
Clear Channel Outdoor Holdings, Inc. Class			Coca-Cola Co. (The)	225,056	8,842
A	2,600	20	Coca-Cola Enterprises, Inc.	14,000	636
Columbia Sportswear Co.	7,600	568	Colgate-Palmolive Co.	157,624	9,993
Comcast Corp. Class A(Æ)	293,913	15,792	Constellation Brands, Inc. Class A(Æ)	22,482	1,872
Costco Wholesale Corp.	35,367	4,157	CVS Caremark Corp.	101,811	7,774
Coty, Inc. Class A	7,900	135	General Mills, Inc.	6,338	318
DIRECTV(Æ)	2,277	196	Hershey Co. (The)	22,200	1,957
eBay, Inc.(Æ)	121,590	6,420	Kellogg Co.	2,649	158
Estee Lauder Cos., Inc. (The) Class A	48,982	3,598	Kimberly-Clark Corp.	3,887	404
Finish Line, Inc. (The) Class A	3,200	84	Kraft Foods Group, Inc.(Æ)	3,070	165
Foot Locker, Inc.	6,100	290	Kroger Co. (The)	52,500	2,571
Ford Motor Co.	628,250	10,693	Mondelez International, Inc. Class A	12,161	438
Gap, Inc. (The)	79,500	3,189	PepsiCo, Inc.	15,638	1,378
Garmin, Ltd.	28,600	1,574	Philip Morris International, Inc.	209,624	17,191
General Motors Co.	34,900	1,180	Procter & Gamble Co. (The)	181,512	14,035
Home Depot, Inc.	78,699	6,363	Reynolds American, Inc.	57,085	3,188
Jarden Corp.(Æ)	58,636	3,278	Sysco Corp.	6,030	215
Johnson Controls, Inc.	308,161	14,558	Walgreen Co.	2,786	192
Las Vegas Sands Corp.	100,822	7,446	Whole Foods Market, Inc.	201,840	7,714
Lennar Corp. Class A	130,630	4,733			86,648
Liberty Media Corp.(Æ)	59,350	2,789
Lowe's Cos., Inc.	219,930	10,524	Energy - 9.6%
Macy's, Inc.	8,700	503	Arch Coal, Inc.	591,797	1,758
Marriott International, Inc. Class A	59,700	3,863	Baker Hughes, Inc.	13,100	901
McDonald's Corp.	10,196	964	BP PLC - ADR	106,100	5,196
Meritage Homes Corp.(Æ)	8,090	310	Cameron International Corp.(Æ)	80,900	5,737
Meritor, Inc.(Æ)	6,100	77	Chesapeake Energy Corp.	135,460	3,572
Michael Kors Holdings, Ltd.(Æ)	21,357	1,740	Chevron Corp.	123,582	15,972
Nike, Inc. Class B	77,571	5,983	Cimarex Energy Co.	6,800	945
NVR, Inc.(Æ)	122	137	ConocoPhillips	167,264	13,799
Office Depot, Inc.(Æ)	232,880	1,167	CONSOL Energy, Inc.	36,588	1,420
Omnicom Group, Inc.	34,542	2,418	Continental Resources, Inc.(Æ)	12,718	1,867
O'Reilly Automotive, Inc.(Æ)	10,970	1,645	Devon Energy Corp.	78,620	5,936
Priceline Group, Inc. (The)(Æ)	2,171	2,697	EOG Resources, Inc.	3,450	378
PVH Corp.	22,242	2,451	EQT Corp.	1,710	160
Ross Stores, Inc.	25,200	1,623	Exxon Mobil Corp.	344,617	34,096
Royal Caribbean Cruises, Ltd.	120,177	7,169	Halliburton Co.	228,732	15,780
Starbucks Corp.	167,879	13,041	Hess Corp.	338	33
Starwood Hotels & Resorts Worldwide, Inc.	96,720	7,432	Magna International, Inc. Class A	4,711	506
Target Corp.	136,451	8,131	Marathon Oil Corp.	6,074	235
Taylor Morrison Home Corp. Class A(Æ)	16,780	298	Nabors Industries, Ltd.	18,400	500
Tiffany & Co.	12,800	1,249	National Oilwell Varco, Inc.	4,178	339
Time Warner, Inc.	165,990	13,780	Newfield Exploration Co.(Æ)	9,900	399
TJX Cos., Inc.	67,283	3,586	Occidental Petroleum Corp.	91,204	8,911
Toll Brothers, Inc.(Æ)	91,570	2,993	Patterson-UTI Energy, Inc.	28,600	982
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	19,993	1,846	PBF Energy, Inc. Class A	12,500	339
Under Armour, Inc. Class A(Æ)	34,338	2,292	Peabody Energy Corp.	213,987	3,246

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Phillips 66(Æ)	133,748	10,848	Huntington Bancshares, Inc.	43,768	430
Pioneer Natural Resources Co.	39,872	8,830	Intercontinental Exchange, Inc.	1,700	327
Rowan Companies PLC(Æ)	9,100	278	JPMorgan Chase & Co.	313,570	18,084
Schlumberger, Ltd.	123,625	13,400	KeyCorp	55,670	754
Southwestern Energy Co.(Æ)	117,850	4,782	Lincoln National Corp.	64,180	3,362
Spectra Energy Corp.	5,106	209	Loews Corp.	192,500	8,110
Valero Energy Corp.	30,400	1,544	Marsh & McLennan Cos., Inc.	5,669	288
Weatherford International(Æ)	319,520	7,148	MasterCard, Inc. Class A	104,099	7,719
Whiting Petroleum Corp.(Æ)	48,500	4,292	MetLife, Inc.	61,060	3,212
WPX Energy, Inc.(Æ)	25,850	532	Morgan Stanley	126,200	4,081
		174,870	Morningstar, Inc.	5,300	359
			Northern Trust Corp.	81,150	5,428
Financial Services - 20.0%			NorthStar Realty Finance Corp.(Æ)(ö)	77,850	1,253
ACE, Ltd.	86,883	8,697	PartnerRe, Ltd. - ADR	32,890	3,432
Affiliated Managers Group, Inc.(Æ)	7,360	1,466	PNC Financial Services Group, Inc. (The)	309,607	25,561
Aflac, Inc.	58,830	3,515	Principal Financial Group, Inc.	11,600	576
Allstate Corp. (The)	107,545	6,286	Progressive Corp. (The)	139,932	3,280
American Express Co.	261,790	23,038	Prologis, Inc.(ö)	7,600	310
American International Group, Inc.	81,759	4,250	Prosperity Bancshares, Inc.	7,300	424
Aon PLC	117,620	9,922	Prudential Financial, Inc.	55,408	4,819
Arch Capital Group, Ltd.(Æ)	14,000	748	Public Storage(ö)	1,481	254
Aspen Insurance Holdings, Ltd.	50,000	2,001	Raymond James Financial, Inc.	11,800	601
Assurant, Inc.	13,600	862	Regions Financial Corp.	195,843	1,986
Assured Guaranty, Ltd.	73,329	1,637	Reinsurance Group of America, Inc. Class A	27,000	2,167
Axis Capital Holdings, Ltd.	46,400	2,002	SEI Investments Co.	6,300	226
Bank of America Corp.	2,030,006	30,958	Selective Insurance Group, Inc.	7,500	167
Barclays PLC - ADR	65,704	997	Signature Bank(Æ)	1,420	162
BB&T Corp.	1,556	58	Simon Property Group, Inc.(ö)	2,205	371
Berkshire Hathaway, Inc. Class B(Æ)	29,049	3,644	State Street Corp.	281,600	19,836
BlackRock, Inc. Class A	5,065	1,543	SunTrust Banks, Inc.	149,273	5,680
Capital One Financial Corp.	156,300	12,432	SVB Financial Group(Æ)	3,130	341
CBOE Holdings, Inc.	35,000	1,696	Synovus Financial Corp.	5,700	134
Charles Schwab Corp. (The)	1,700	47	T Rowe Price Group, Inc.	33,700	2,617
Chubb Corp. (The)	32,422	2,811	TCF Financial Corp.	21,100	334
Citigroup, Inc.	544,801	26,646	Thomson Reuters Corp.	3,137	119
City National Corp.	7,000	527	Travelers Cos., Inc. (The)	12,384	1,109
CME Group, Inc. Class A	171	13	Twenty-First Century Fox, Inc.(Æ)	91,700	2,905
CNA Financial Corp.	6,100	228	US Bancorp	17,719	745
Columbia Property Trust, Inc.(ö)	18,607	475	Visa, Inc. Class A	78,640	16,594
Comerica, Inc.	29,000	1,458	Voya Financial, Inc.	15,100	560
Cullen/Frost Bankers, Inc.	40,300	3,142	Waddell & Reed Financial, Inc. Class A	8,111	428
Discover Financial Services	95,230	5,815	Washington Federal, Inc.	2,400	50
Douglas Emmett, Inc.(ö)	13,500	385	Wells Fargo & Co.	570,660	29,047
Duke Realty Corp.(ö)	20,300	365			365,195
E*Trade Financial Corp.(Æ)	12,100	254
Endurance Specialty Holdings, Ltd.	7,600	402	Health Care - 15.8%
Equity Residential(ö)	223	14	Abbott Laboratories	10,690	450
Everest Re Group, Ltd.	20,330	3,170	AbbVie, Inc.	23,600	1,235
Fifth Third Bancorp	20,700	424	Actavis PLC(Æ)	32,832	7,035
First American Financial Corp.	27,884	757	Aetna, Inc.	14,465	1,121
First Midwest Bancorp, Inc.	8,100	131	Allergan, Inc.	19,923	3,304
Fiserv, Inc.(Æ)	43,140	2,660	Amgen, Inc.	99,589	12,687
FleetCor Technologies, Inc.(Æ)	20,735	2,753	Baxter International, Inc.	5,597	418
Franklin Resources, Inc.	9,922	537	Becton Dickinson and Co.	1,993	232
Fulton Financial Corp.	30,500	346	Biogen Idec, Inc.(Æ)	24,222	8,100
General Growth Properties, Inc.(ö)	13,800	323	Boston Scientific Corp.(Æ)	240,000	3,067
Goldman Sachs Group, Inc. (The)	62,850	10,865	Bristol-Myers Squibb Co.	277,410	14,042
Hanover Insurance Group, Inc. (The)	3,300	191	Brookdale Senior Living, Inc. Class A(Æ)	50,509	1,750
Hartford Financial Services Group, Inc.	189,165	6,462	Cardinal Health, Inc.	95,400	6,835

See accompanying notes which are an integral part of this quarterly report.
6 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Celgene Corp.(Æ)	38,843	3,385	Reliance Steel & Aluminum Co.	13,700	935
Cerner Corp.(Æ)	139,670	7,710	Rio Tinto PLC - ADR	57,100	3,271
Clovis Oncology, Inc.(Æ)	45,786	1,669	Sonoco Products Co.	5,100	200
Covidien PLC	85,551	7,401	Steel Dynamics, Inc.	28,000	594
Eli Lilly & Co.	103,248	6,304			87,999
Express Scripts Holding Co.(Æ)	60,094	4,186
Gilead Sciences, Inc.(Æ)	103,704	9,494	Producer Durables - 10.5%
HCA Holdings, Inc.(Æ)	78,127	5,102	3M Co.	6,749	951
Health Net, Inc.(Æ)	17,000	700	ABM Industries, Inc.	6,200	153
Humana, Inc.	17,250	2,029	Accenture PLC Class A	50,925	4,037
Illumina, Inc.(Æ)	11,129	1,780	Aegean Marine Petroleum Network, Inc.	57,005	537
Intercept Pharmaceuticals, Inc.(Æ)	11,881	2,761	AGCO Corp.	21,500	1,047
Johnson & Johnson	285,202	28,546	Air Lease Corp. Class A	7,500	258
Kindred Healthcare, Inc.	3,600	86	American Airlines Group, Inc.	76,800	2,984
Magellan Health, Inc.(Æ)	28,500	1,642	AO Smith Corp.	14,800	691
McKesson Corp.	32,768	6,287	Automatic Data Processing, Inc.	134,273	10,918
Medtronic, Inc.	358,294	22,121	Boeing Co. (The)	114,540	13,800
Merck & Co., Inc.	303,570	17,225	Booz Allen Hamilton Holding Corp. Class A	5,700	127
Molina Healthcare, Inc.(Æ)	5,500	225	Brady Corp. Class A	12,600	330
Mylan, Inc.(Æ)	65,157	3,217	Canadian Pacific Railway, Ltd.	21,088	4,006
Perrigo Co. PLC	40,950	6,161	CSX Corp.	136,627	4,088
Pfizer, Inc.	1,381,412	39,646	Cummins, Inc.	7,694	1,072
Pharmacyclics, Inc.(Æ)	31,832	3,834	Danaher Corp.	6,267	463
Regeneron Pharmaceuticals, Inc.(Æ)	18,364	5,807	Deere & Co.	16,842	1,433
Sanofi - ADR	153,057	8,000	Delta Air Lines, Inc.	149,097	5,585
Stryker Corp.	3,468	277	Eaton Corp. PLC	43,565	2,959
Thermo Fisher Scientific, Inc.	28,999	3,523	Emerson Electric Co.	6,862	437
UnitedHealth Group, Inc.	133,807	10,845	FedEx Corp.	21,200	3,114
Valeant Pharmaceuticals International, Inc.			Fluor Corp.	4,200	306
(Æ)	117,769	13,825	General Dynamics Corp.	62,955	7,351
WellCare Health Plans, Inc.(Æ)	1,600	100	General Electric Co.	996,755	25,068
WellPoint, Inc.	13,000	1,428	HD Supply Holdings, Inc.(Æ)	19,000	483
Zimmer Holdings, Inc.	27,300	2,732	Honeywell International, Inc.	233,904	21,479
		288,324	Hub Group, Inc. Class A(Æ)	38,423	1,774
			Huntington Ingalls Industries, Inc.	1,900	173
Materials and Processing - 4.8%			Illinois Tool Works, Inc.	127,623	10,512
Air Products & Chemicals, Inc.	847	112	Jacobs Engineering Group, Inc.(Æ)	6,700	340
Alcoa, Inc.	207,339	3,398	L-3 Communications Holdings, Inc. Class 3	31,260	3,281
Bombardier, Inc. Class B	232,443	797	Landstar System, Inc.	33,569	2,220
Cabot Corp.	3,100	162	Lexmark International, Inc. Class A	55,594	2,670
Commercial Metals Co.	6,900	119	Lockheed Martin Corp.	25,435	4,247
CRH PLC - ADR	234,000	5,497	Manpowergroup, Inc.	25,300	1,971
Domtar Corp.	860	31	Navistar International Corp.(Æ)	20,668	727
Dow Chemical Co. (The)	5,700	291	Norfolk Southern Corp.	50,479	5,132
Ecolab, Inc.	86,010	9,335	Northrop Grumman Corp.	8,286	1,021
EI du Pont de Nemours & Co.	111,492	7,170	Parker Hannifin Corp.	24,150	2,776
Fastenal Co.	167,240	7,417	Raytheon Co.	147,490	13,388
Huntsman Corp.	116,000	3,022	Ryder System, Inc.	2,600	224
International Flavors & Fragrances, Inc.	28,200	2,848	Southwest Airlines Co.	222,800	6,301
Lennox International, Inc.	12,400	1,058	SPX Corp.	4,400	436
LyondellBasell Industries NV Class A	36,674	3,897	Stanley Black & Decker, Inc.	66,300	5,798
Masco Corp.	122,318	2,544	Teekay Corp.	3,400	189
Monsanto Co.	168,871	19,098	Terex Corp.	3,500	121
Mosaic Co. (The)	96,150	4,433	Textron, Inc.	10,700	389
Owens-Illinois, Inc.(Æ)	5,700	178	Tyco International, Ltd.	72,600	3,133
Pentair PLC(Æ)	18,820	1,206	Union Pacific Corp.	60,524	5,950
PPG Industries, Inc.	37,994	7,536	United Continental Holdings, Inc.(Æ)	60,724	2,817
Praxair, Inc.	3,022	387	United Parcel Service, Inc. Class B	7,301	709
Precision Castparts Corp.	10,765	2,463	United Technologies Corp.	9,456	994

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Waste Management, Inc.	2,784	125		Utilities - 3.2%
		191,095		AES Corp.	22,200		324
				American Electric Power Co., Inc.	4,174		217
Technology - 13.8%				AT&T, Inc.	588,540		20,946
Adobe Systems, Inc.(Æ)	49,000	3,386		Dominion Resources, Inc.	1,854		125
Anixter International, Inc.	1,700	146		Duke Energy Corp.	6,405		462
Apple, Inc.	295,862	28,276		Edison International	14,400		789
Autodesk, Inc.(Æ)	13,100	699		Encana Corp.	189,150		4,076
Broadcom Corp. Class A	34,100	1,305		Entergy Corp.	96,200		7,006
Brocade Communications Systems, Inc.	179,700	1,655		Exelon Corp.	292,164		9,081
Ciena Corp.(Æ)	8,000	156		FirstEnergy Corp.	10,663		333
Cisco Systems, Inc.	576,751	14,551		NextEra Energy, Inc.	3,846		361
Cognizant Technology Solutions Corp. Class				PG&E Corp.	4,176		187
A(Æ)	29,503	1,447		Seventy Seven Energy, Inc. Class W(Æ)	2,435		55
Computer Sciences Corp.	5,200	324		Southern Co.	7,807		338
DST Systems, Inc.	21,800	1,964		Verizon Communications, Inc.	264,256		13,324
Electronic Arts, Inc.(Æ)	85,900	2,886		West Corp.	7,100		183
EMC Corp.	19,745	579					57,807
Equinix, Inc.(Æ)	41,250	8,849
Facebook, Inc. Class A(Æ)	104,632	7,601		Total Common Stocks
Freescale Semiconductor, Ltd.(Æ)	6,200	124		(cost $1,436,789)			1,768,480
Google, Inc. Class C(Æ)	40,503	23,265		Investments in Other Funds - 0.1%
Hewlett-Packard Co.	147,700	5,260		Financial Services - 0.1%
Intel Corp.	360,815	12,228		iShares Russell 1000 Value ETF	8,954		887
International Business Machines Corp.	47,213	9,049		Total Investments in Other Funds
Intuit, Inc.	21,700	1,779		(cost $867)			887
Lam Research Corp.	43,280	3,030	Short	-Term Investments - 5.4%
LinkedIn Corp. Class A(Æ)	38,930	7,032		Russell U.S. Cash Management Fund	99,091,382	(8)	99,091
Marvell Technology Group, Ltd.	80,700	1,077		Total Short-Term Investments
Mentor Graphics Corp.	45,666	902		(cost $99,091)			99,091
Microsoft Corp.	583,703	25,193		Total Investments 102.4%
Motorola Solutions, Inc.	50,400	3,209		(identified cost $1,536,747)			1,868,458
NetApp, Inc.	154,600	6,005
NXP Semiconductor NV(Æ)	43,100	2,687		Other Assets and Liabilities, Net
ON Semiconductor Corp.(Æ)	17,700	151	-	(2.4%)			(43,235)
Oracle Corp.	350,438	14,154		Net Assets - 100.0%			1,825,223
Palo Alto Networks, Inc.(Æ)	23,000	1,860
Plexus Corp.(Æ)	3,000	118
PMC-Sierra, Inc.(Æ)	40,500	273
Polycom, Inc.(Æ)	84,100	1,078
QUALCOMM, Inc.	135,130	9,959
Salesforce.com, Inc.(Æ)	149,858	8,130
SAP SE - ADR	79,050	6,205
ServiceNow, Inc.(Æ)	35,404	2,082
Splunk, Inc.(Æ)	34,134	1,605
Symantec Corp.	69,188	1,637
SYNNEX Corp.(Æ)	3,400	219
Synopsys, Inc.(Æ)	98,600	3,724
Tableau Software, Inc. Class A(Æ)	19,200	1,248
Texas Instruments, Inc.	222,333	10,283
Twitter, Inc.(Æ)	9,600	434
Verint Systems, Inc.(Æ)	3,800	178
VMware, Inc. Class A(Æ)	52	5
Vodafone Group PLC - ADR	193,322	6,422
Western Digital Corp.	42,700	4,263
Workday, Inc. Class A(Æ)	27,440	2,301
Zynga, Inc. Class A(Æ)	188,900	552
		251,545

See accompanying notes which are an integral part of this quarterly report.
8 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		158	USD	16,947	09/14	(412)
S&P 500 E-Mini Index Futures		337	USD	32,433	09/14	(807)
S&P E-Mini Consumer Staples Select Sector Index Futures		134	USD	5,771	09/14	(193)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,412)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$264,997	$—			$—	$264,997
Consumer Staples	86,648	—			—	86,648
Energy	174,870	—			—	174,870
Financial Services	365,195	—			—	365,195
Health Care	288,324	—			—	288,324
Materials and Processing	87,999	—			—	87,999
Producer Durables	191,095	—			—	191,095
Technology	251,545	—			—	251,545
Utilities	57,807	—			—	57,807
Investments in Other Funds	887	—			—	887
Short-Term Investments	—	99,091			—	99,091
Total Investments	1,769,367	99,091			—	1,868,458

Other Financial Instruments
Futures Contracts	(1,412)	—			—	(1,412)
Total Other Financial Instruments*	$(1,412)	$—			$—	$(1,412)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 9

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.6%			Constellation Brands, Inc. Class A(Æ)	542	45
Consumer Discretionary - 10.1%			CVS Caremark Corp.	107,505	8,209
Advance Auto Parts, Inc.	7,400	896	Dr Pepper Snapple Group, Inc.	39,048	2,295
AutoZone, Inc.(Æ)	13,520	6,990	Energizer Holdings, Inc.	5,073	582
Big Lots, Inc.	11,500	503	General Mills, Inc.	126,774	6,358
Choice Hotels International, Inc.	1,991	93	Hershey Co. (The)	67,960	5,991
Columbia Sportswear Co.	7,782	582	Hormel Foods Corp.	19,000	860
Comcast Corp. Class A(Æ)	137,882	7,408	Ingredion, Inc.	10,545	776
Costco Wholesale Corp.	69,365	8,153	JM Smucker Co. (The)	2,900	289
DIRECTV(Æ)	15,925	1,370	Kellogg Co.	83,836	5,016
Discovery Communications, Inc. Class A(Æ)	26,400	2,250	Kimberly-Clark Corp.	180,857	18,786
Dollar General Corp.(Æ)	9,414	520	Kraft Foods Group, Inc.(Æ)	1,769	95
Dollar Tree, Inc.(Æ)	24,251	1,321	Kroger Co. (The)	157,745	7,726
Domino's Pizza, Inc.	2,900	209	Lorillard, Inc.	11,100	671
Dunkin' Brands Group, Inc.	2,000	86	McCormick & Co., Inc.	40,600	2,671
eBay, Inc.(Æ)	12,528	662	Molson Coors Brewing Co. Class B	1,185	80
Estee Lauder Cos., Inc. (The) Class A	13,797	1,014	Mondelez International, Inc. Class A	150,215	5,408
Foot Locker, Inc.	1,500	71	Monster Beverage Corp.(Æ)	4,900	313
Gap, Inc. (The)	14,924	599	PepsiCo, Inc.	121,333	10,689
Garmin, Ltd.	2,300	127	Philip Morris International, Inc.	255,732	20,973
Home Depot, Inc.	233,060	18,843	Procter & Gamble Co. (The)	306,105	23,668
John Wiley & Sons, Inc. Class A(Æ)	17,300	1,040	Reynolds American, Inc.	82,035	4,582
Lowe's Cos., Inc.	69,787	3,339	Sysco Corp.	3,474	124
Marriott International, Inc. Class A	10,650	689	Walgreen Co.	3,205	220
McDonald's Corp.	13,170	1,245			156,829
Michael Kors Holdings, Ltd.(Æ)	10,900	888
Nike, Inc. Class B	4,151	320	Energy - 9.2%
Nu Skin Enterprises, Inc. Class A	3,500	205	Baker Hughes, Inc.	3,900	268
NVR, Inc.(Æ)	2,480	2,794	Chesapeake Energy Corp.	30,700	809
Office Depot, Inc.(Æ)	40,400	202	Chevron Corp.	213,588	27,604
Omnicom Group, Inc.	46,507	3,255	ConocoPhillips	63,899	5,272
O'Reilly Automotive, Inc.(Æ)	17,200	2,580	EOG Resources, Inc.	3,390	371
Polaris Industries, Inc.	5,700	841	Exxon Mobil Corp.	382,305	37,825
Priceline Group, Inc. (The)(Æ)	180	224	Halliburton Co.	12,642	872
Ross Stores, Inc.	19,522	1,257	Helmerich & Payne, Inc.	6,100	648
Starbucks Corp.	20,045	1,557	Hess Corp.	14,633	1,448
Target Corp.	1,988	119	Hubbell, Inc. Class B(Æ)	18,248	2,134
Time Warner Cable, Inc.	15,210	2,207	Marathon Oil Corp.	62,209	2,411
Time Warner, Inc.	164,546	13,661	National Oilwell Varco, Inc.	49,701	4,028
Time, Inc.(Æ)	6,515	157	NOW, Inc.(Æ)	13,004	419
TJX Cos., Inc.	133,327	7,105	Occidental Petroleum Corp.	118,182	11,548
Tractor Supply Co.	600	37	Patterson-UTI Energy, Inc.	22,900	787
VF Corp.	79,921	4,897	PBF Energy, Inc. Class A	11,400	309
Viacom, Inc. Class B	98,719	8,161	Phillips 66(Æ)	1,977	160
WABCO Holdings, Inc.(Æ)	6,111	596	Schlumberger, Ltd.	128,162	13,891
Wal-Mart Stores, Inc.	104,229	7,669	Southwestern Energy Co.(Æ)	1,500	61
Walt Disney Co. (The)	40,745	3,499	Spectra Energy Corp.	4,741	194
Williams-Sonoma, Inc.	4,900	329	Valero Energy Corp.	16,400	833
Wyndham Worldwide Corp.	12,500	944			111,892
Yum! Brands, Inc.	18,217	1,264
		122,778	Financial Services - 14.4%
			ACE, Ltd.	56,962	5,702
Consumer Staples - 12.8%			Affiliated Managers Group, Inc.(Æ)	8,700	1,734
Altria Group, Inc.	155,204	6,301	Aflac, Inc.	48,491	2,897
Archer-Daniels-Midland Co.	37,667	1,748	Allied World Assurance Co. Holdings AG	48,300	1,739
Clorox Co. (The)	300	26	Allstate Corp. (The)	55,279	3,231
Coca-Cola Co. (The)	447,829	17,595	American Express Co.	782	69
Coca-Cola Enterprises, Inc.	14,200	645	American Financial Group, Inc.	39,200	2,195
Colgate-Palmolive Co.	64,465	4,087	Aon PLC	38,000	3,206

See accompanying notes which are an integral part of this quarterly report.
10 Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Arch Capital Group, Ltd.(Æ)	81,000	4,329	Travelers Cos., Inc. (The)	18,766	1,681
Aspen Insurance Holdings, Ltd.	71,870	2,876	Two Harbors Investment Corp.(ö)	23,300	238
AvalonBay Communities, Inc.(ö)	1,203	178	US Bancorp	25,986	1,092
Axis Capital Holdings, Ltd.	129,525	5,589	Visa, Inc. Class A	80,246	16,933
BB&T Corp.	2,612	97	Waddell & Reed Financial, Inc. Class A	18,210	961
Berkshire Hathaway, Inc. Class B(Æ)	117,399	14,725	Wells Fargo & Co.	566,708	28,845
BlackRock, Inc. Class A	5,496	1,675	XL Group PLC Class A	1,640	53
Boston Properties, Inc.(ö)	7,396	884			176,262
Broadridge Financial Solutions, Inc.	53,700	2,168
CBOE Holdings, Inc.	43,711	2,119	Health Care - 14.6%
Chubb Corp. (The)	13,735	1,191	Abbott Laboratories	108,937	4,588
Cincinnati Financial Corp.	6,700	308	AbbVie, Inc.	67,742	3,546
City National Corp.	1,200	90	Aetna, Inc.	848	66
CME Group, Inc. Class A	19,742	1,460	Alexion Pharmaceuticals, Inc.(Æ)	4,520	719
Comerica, Inc.	8,800	442	Allergan, Inc.	273	45
Commerce Bancshares, Inc.	13,260	598	AmerisourceBergen Corp. Class A	71,600	5,507
Cullen/Frost Bankers, Inc.	70,282	5,480	Amgen, Inc.	46,618	5,939
Endurance Specialty Holdings, Ltd.	5,900	312	Baxter International, Inc.	23,169	1,731
Equity Lifestyle Properties, Inc. Class A(ö)	24,983	1,107	Becton Dickinson and Co.	13,248	1,540
Equity Residential(ö)	1,531	99	Biogen Idec, Inc.(Æ)	9,950	3,327
Erie Indemnity Co. Class A	4,995	366	Boston Scientific Corp.(Æ)	39,060	499
Everest Re Group, Ltd.	41,160	6,417	Bristol-Myers Squibb Co.	69,329	3,509
Federal Realty Investment Trust(ö)	500	61	Cardinal Health, Inc.	114,668	8,216
Fidelity National Information Services, Inc.	39,083	2,204	CareFusion Corp.(Æ)	81,278	3,559
Fiserv, Inc.(Æ)	103,354	6,374	Celgene Corp.(Æ)	46,145	4,022
FNF Group	27,111	735	Cerner Corp.(Æ)	10,110	558
Franklin Resources, Inc.	2,086	113	Covidien PLC	14,418	1,247
Global Payments, Inc.	1,200	83	CR Bard, Inc.	800	119
HCC Insurance Holdings, Inc.	22,300	1,041	Eli Lilly & Co.	84,746	5,175
Intercontinental Exchange, Inc.	5,380	1,034	Express Scripts Holding Co.(Æ)	3,922	273
Invesco, Ltd.	19,850	747	Henry Schein, Inc.(Æ)	2,400	279
Jack Henry & Associates, Inc.	39,679	2,315	Humana, Inc.	19,049	2,241
M&T Bank Corp.	1,600	194	IDEXX Laboratories, Inc.(Æ)	9,600	1,195
Markel Corp.(Æ)	700	443	Johnson & Johnson	365,308	36,564
Marsh & McLennan Cos., Inc.	77,313	3,925	Laboratory Corp. of America Holdings(Æ)	13,400	1,390
MasterCard, Inc. Class A	43,083	3,195	Magellan Health, Inc.(Æ)	21,801	1,256
MFA Financial, Inc.(ö)	19,800	161	McKesson Corp.	16,926	3,247
Mid-America Apartment Communities, Inc.			MEDNAX, Inc.(Æ)	11,800	698
(ö)	13,040	912	Medtronic, Inc.	179,486	11,082
Morningstar, Inc.	13,200	895	Merck & Co., Inc.	286,861	16,277
NASDAQ OMX Group, Inc. (The)	4,500	190	Molina Healthcare, Inc.(Æ)	9,600	392
New York Community Bancorp, Inc.	32,800	521	Mylan, Inc.(Æ)	50,285	2,483
PartnerRe, Ltd. - ADR	52,081	5,435	Myriad Genetics, Inc.(Æ)	1,200	43
People's United Financial, Inc.	100	1	Perrigo Co. PLC	3,911	588
PNC Financial Services Group, Inc. (The)	51,321	4,237	Pfizer, Inc.	797,917	22,900
Progressive Corp. (The)	108,200	2,536	St. Jude Medical, Inc.	9,500	619
Public Storage(ö)	853	146	Stryker Corp.	44,139	3,521
Realty Income Corp.(ö)	1,300	56	Teleflex, Inc.	13,600	1,465
Reinsurance Group of America, Inc. Class A	79,599	6,389	Thermo Fisher Scientific, Inc.	40,925	4,972
RenaissanceRe Holdings, Ltd.	200	20	UnitedHealth Group, Inc.	62,322	5,051
Santander Consumer USA Holdings, Inc.	26,360	505	Varian Medical Systems, Inc.(Æ)	4,800	394
Signature Bank(Æ)	1,200	137	Zimmer Holdings, Inc.	69,177	6,923
Simon Property Group, Inc.(ö)	9,620	1,618	Zoetis, Inc. Class A	2,269	75
Starwood Waypoint Residential Trust(Æ)(ö)	22,106	581			177,840
T Rowe Price Group, Inc.	41,479	3,221
TD Ameritrade Holding Corp.	14,700	472	Materials and Processing - 2.1%
Thomson Reuters Corp.	11,107	420	Air Products & Chemicals, Inc.	488	64
Torchmark Corp.	42,228	2,227	Ball Corp.	53,134	3,255
Total System Services, Inc.	1,000	32	Bemis Co., Inc.	8,200	320

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Defensive Equity Fund 11

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Brown-Forman Corp. Class B - ADR(Æ)	1,000	87	Quanta Services, Inc.(Æ)	16,000	536
Crown Holdings, Inc.(Æ)	56,913	2,649	Raytheon Co.	144,136	13,083
Ecolab, Inc.	11,384	1,236	Rockwell Automation, Inc.	44,599	4,980
EI du Pont de Nemours & Co.	1,744	112	Spirit Airlines, Inc.(Æ)	600	39
FMC Corp.	11,100	724	Toro Co. (The)	13,700	813
Hexcel Corp.(Æ)	7,300	272	Towers Watson & Co. Class A	11,200	1,143
International Flavors & Fragrances, Inc.	24,060	2,430	Tyco International, Ltd.	15,610	674
Lennox International, Inc.	25,088	2,141	Union Pacific Corp.	169,941	16,707
LyondellBasell Industries NV Class A	1,609	171	United Parcel Service, Inc. Class B	25,982	2,523
Monsanto Co.	28,720	3,248	United Technologies Corp.	102,881	10,818
NewMarket Corp.	200	77	Wabtec Corp.	26,600	2,146
Packaging Corp. of America	21,432	1,418	Waste Management, Inc.	3,504	157
PPG Industries, Inc.	14,524	2,881	WW Grainger, Inc.	8,942	2,103
Praxair, Inc.	1,741	223	Zebra Technologies Corp. Class A(Æ)	5,600	448
Precision Castparts Corp.	860	197			133,396
Rayonier Advanced Materials, Inc.	8,980	291
Sherwin-Williams Co. (The)	15,761	3,250	Technology - 15.3%
Sigma-Aldrich Corp.	2,700	271	Adobe Systems, Inc.(Æ)	82,175	5,679
Silgan Holdings, Inc.	14,585	718	Amdocs, Ltd.	21,600	979
Sonoco Products Co.	1,000	39	Amphenol Corp. Class A	3,500	337
		26,074	Apple, Inc.	286,262	27,358
			Applied Materials, Inc.	24,140	506
Producer Durables - 10.9%			Avago Technologies, Ltd. Class A	47,480	3,294
3M Co.	11,288	1,590	Brocade Communications Systems, Inc.	88,500	815
Accenture PLC Class A	110,962	8,797	Ciena Corp.(Æ)	12,700	248
AO Smith Corp.	1,900	89	Cisco Systems, Inc.	267,119	6,739
Automatic Data Processing, Inc.	2,865	233	Cognizant Technology Solutions Corp. Class
Boeing Co. (The)	13,580	1,636	A(Æ)	77,662	3,809
Cintas Corp.	9,600	601	DST Systems, Inc.	39,573	3,564
CSX Corp.	216,360	6,474	Electronic Arts, Inc.(Æ)	58,600	1,969
Cummins, Inc.	10,449	1,457	EMC Corp.	11,375	333
Danaher Corp.	3,610	267	F5 Networks, Inc.(Æ)	5,300	597
Deere & Co.	14,350	1,221	Facebook, Inc. Class A(Æ)	1,244	90
Dover Corp.	64,706	5,549	Gartner, Inc.(Æ)	21,600	1,478
Eaton Corp. PLC	1,683	114	Google, Inc. Class C(Æ)	34,248	19,709
Emerson Electric Co.	66,193	4,213	Intel Corp.	196,308	6,653
Flowserve Corp.	2,800	207	International Business Machines Corp.	64,644	12,390
Fluor Corp.	15,080	1,099	Intuit, Inc.	109,965	9,014
General Dynamics Corp.	1,817	212	IPG Photonics Corp.(Æ)	1,300	88
General Electric Co.	10,487	264	KLA-Tencor Corp.	21,418	1,531
Graco, Inc.	8,550	634	Knowles Corp.(Æ)	21,290	619
HD Supply Holdings, Inc.(Æ)	23,500	597	Lam Research Corp.	11,430	800
Honeywell International, Inc.	75,884	6,968	Linear Technology Corp.	13,000	574
Hub Group, Inc. Class A(Æ)	44,100	2,037	MICROS Systems, Inc.(Æ)	6,000	406
IDEX Corp.	17,457	1,324	Microsoft Corp.	775,698	33,479
Illinois Tool Works, Inc.	3,229	266	Motorola Solutions, Inc.	41,000	2,611
Kirby Corp.(Æ)	800	93	Oracle Corp.	289,639	11,699
L-3 Communications Holdings, Inc. Class 3	66,246	6,953	Palo Alto Networks, Inc.(Æ)	26,400	2,135
Landstar System, Inc.	36,600	2,420	Polycom, Inc.(Æ)	61,600	790
Lexmark International, Inc. Class A	28,600	1,374	QUALCOMM, Inc.	262,256	19,328
Lincoln Electric Holdings, Inc.	1,700	113	Skyworks Solutions, Inc.	6,700	340
Lockheed Martin Corp.	58,180	9,714	Symantec Corp.	53,180	1,258
Manpowergroup, Inc.	18,400	1,433	Synopsys, Inc.(Æ)	74,200	2,803
Norfolk Southern Corp.	2,725	277	Texas Instruments, Inc.	8,614	398
Northrop Grumman Corp.	38,332	4,725	VMware, Inc. Class A(Æ)	30	3
Old Dominion Freight Line, Inc.(Æ)	19,500	1,238	Western Digital Corp.	12,300	1,228
Pall Corp.	3,100	240	Xilinx, Inc.	24,400	1,004
Parker Hannifin Corp.	22,870	2,629
Paychex, Inc.	4,100	168

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($) or	Value
	Shares	$
Zynga, Inc. Class A(Æ)	164,100	479
		187,134

Utilities - 6.2%
AGL Resources, Inc.	4,400	227
Ameren Corp.	19,200	738
American Electric Power Co., Inc.	9,704	505
American Water Works Co., Inc.	1,200	57
AT&T, Inc.	328,006	11,674
Atmos Energy Corp.	14,900	720
CenterPoint Energy, Inc.	51,159	1,244
CenturyLink, Inc.	40,770	1,600
CMS Energy Corp.	162,627	4,705
Dominion Resources, Inc.	27,231	1,842
DTE Energy Co.	74,063	5,467
Duke Energy Corp.	3,690	266
Edison International	43,158	2,365
Entergy Corp.	17,437	1,270
Exelon Corp.	51,781	1,609
Great Plains Energy, Inc.	22,600	560
ITC Holdings Corp.	61,000	2,202
MDU Resources Group, Inc.	3,000	95
NextEra Energy, Inc.	96,743	9,083
NiSource, Inc.	55,688	2,098
Northeast Utilities	3,300	145
PG&E Corp.	3,905	174
PPL Corp.	2,700	89
Public Service Enterprise Group, Inc.	7,417	261
Questar Corp.	22,705	505
SCANA Corp.	1,100	56
Sempra Energy	31,067	3,098
Seventy Seven Energy, Inc. Class W(Æ)	2,412	54
Southern Co.	4,497	195
TransCanada Corp.	1,922	96
UGI Corp.	37,167	1,804
Vectren Corp.	1,900	72
Verizon Communications, Inc.	347,194	17,506
Westar Energy, Inc. Class A	4,800	173
Wisconsin Energy Corp.	67,450	2,940
		75,495

Total Common Stocks
(cost $1,036,774)		1,167,700
Short-Term Investments - 5.5%
Russell U.S. Cash Management Fund	67,244,707(8)	67,245
Total Short-Term Investments
(cost $67,245)		67,245
Total Investments 101.1%
(identified cost $1,104,019)		1,234,945

Other Assets and Liabilities, Net
- (1.1%)		(13,916)
Net Assets - 100.0%		1,221,029

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of	Notional		Expiration		(Depreciation)
			Contracts	Amount			Date	$
Long Positions
S&P 500 E-Mini Index Futures (CME)			35	USD	3,368		09/14	(96)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)			65	USD	2,800		09/14	(120)
S&P E-Mini Energy Select Sector Index Futures (CME)			29	USD	2,800		09/14	(112)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(328)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional			Expiration	Fair Value
Call/Put		Contracts	Price	Amount			Date	$
S&P 500 Index	Put	33	1,920.00	USD	3		08/01/14	(17)
S&P 500 Index	Put	35	1,875.00	USD	4		08/16/14	(35)
S&P 500 Index	Put	34	1,895.00	USD	3		08/22/14	(62)
Total Liability for Options Written (premiums received $60)								(114)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013			—		$—
Opened			622		369
Closed				(403)	(234)
Expired				(117)	(75)
Outstanding July 31, 2014			102		$60

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2	Level 3				Total
Common Stocks
Consumer Discretionary		$122,778	$—	$		—		$122,778
Consumer Staples		156,829	—			—		156,829
Energy		111,892	—			—		111,892
Financial Services		176,262	—			—		176,262
Health Care		177,840	—			—		177,840
Materials and Processing		26,074	—			—		26,074
Producer Durables		133,396	—			—		133,396
Technology		187,134	—			—		187,134
Utilities		75,495	—			—		75,495
Short-Term Investments		—	67,245			—		67,245
Total Investments		1,167,700	67,245			—		1,234,945

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
					Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Other Financial Instruments
Futures Contracts		(328)		—		—		(328)
Options Written		(114)		—		—		(114)
Total Other Financial Instruments*		$(442)		$—		$—		$(442)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 15

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.4%			Tesla Motors, Inc.(Æ)(Ñ)	3,783	845
Consumer Discretionary - 18.5%			Time Warner Cable, Inc.	695	101
Abercrombie & Fitch Co. Class A	32,100	1,263	Time Warner, Inc.	57,334	4,760
Advance Auto Parts, Inc.	5,140	623	TJX Cos., Inc.	12,346	658
Amazon.com, Inc.(Æ)	6,855	2,146	Toll Brothers, Inc.(Æ)	116,530	3,809
ANN, Inc.(Æ)	920	34	TRW Automotive Holdings Corp.(Æ)	9,200	941
Apollo Education Group, Inc. Class A(Æ)	37,100	1,036	Viacom, Inc. Class B	1,075	89
Avis Budget Group, Inc.(Æ)	40,800	2,293	Wal-Mart Stores, Inc.	3,985	293
Belmond, Ltd. Class A(Æ)	11,360	141	Walt Disney Co. (The)	17,320	1,487
Big Lots, Inc.	19,400	849	Whirlpool Corp.(Û)	55,400	7,902
Brinker International, Inc.	53,700	2,408	Williams-Sonoma, Inc.	13,880	931
Carnival Corp.	122,395	4,433	Wyndham Worldwide Corp.	13,240	1,000
Carter's, Inc.	5,600	429	Yum! Brands, Inc.	1,100	76
CBS Corp. Class B	60,409	3,433			137,047
Comcast Corp. Class A(Æ)	146,492	7,871
Costco Wholesale Corp.	11,253	1,323	Consumer Staples - 1.8%
Deckers Outdoor Corp.(Æ)	11,600	1,027	Altria Group, Inc.	4,961	201
Diageo PLC - ADR	11,410	1,372	Archer-Daniels-Midland Co.	1,637	76
Dillard's, Inc. Class A	4,800	572	Bunge, Ltd.	5,270	416
DIRECTV(Æ)(Û)	33,970	2,923	Coca-Cola Co. (The)	9,924	390
Discovery Communications, Inc. Class A(Æ)	10,500	895	Colgate-Palmolive Co.	2,285	145
DISH Network Corp. Class A(Æ)	17,110	1,058	CVS Caremark Corp.	2,920	223
eBay, Inc.(Æ)	33,525	1,770	General Mills, Inc.	1,537	77
Estee Lauder Cos., Inc. (The) Class A	10,873	799	Kellogg Co.	642	38
Expedia, Inc.	31,400	2,494	Kimberly-Clark Corp.	939	98
Foot Locker, Inc.(Û)	49,900	2,372	Kraft Foods Group, Inc.(Æ)	1,483	79
Ford Motor Co.	69,874	1,189	Kroger Co. (The)(Û)	69,350	3,397
General Motors Co.	35,662	1,206	Lorillard, Inc.(Û)	38,100	2,304
Goodyear Tire & Rubber Co. (The)(Û)	89,100	2,243	Mondelez International, Inc. Class A	4,222	152
Harman International Industries, Inc.	10,110	1,097	Monster Beverage Corp.(Æ)	13,900	889
Home Depot, Inc.	38,568	3,118	PepsiCo, Inc.	3,788	334
Jarden Corp.(Æ)	68,059	3,805	Philip Morris International, Inc.	3,930	322
Johnson Controls, Inc.	128,007	6,047	Procter & Gamble Co. (The)	6,764	523
Kate Spade & Co.(Æ)	15,152	573	Reynolds American, Inc.	772	43
Las Vegas Sands Corp.	69,531	5,135	SABMiller PLC - ADR(Æ)	14,626	802
Lear Corp.(Û)	28,460	2,680	SUPERVALU, Inc.(Æ)	14,100	129
Lennar Corp. Class A	66,290	2,402	Sysco Corp.	1,462	52
Lowe's Cos., Inc.	2,541	122	Tyson Foods, Inc. Class A	28,700	1,068
Macy's, Inc.(Û)	63,340	3,660	Walgreen Co.	2,382	164
Marriott International, Inc. Class A	77,415	5,010	WhiteWave Foods Co. (The) Class A(Æ)	53,406	1,591
McDonald's Corp.	2,469	233			13,513
McGraw Hill Financial, Inc.(Û)	33,800	2,711
MercadoLibre, Inc.	7,435	688	Energy - 11.7%
Meritage Homes Corp.(Æ)	11,035	423	Anadarko Petroleum Corp.	10,587	1,131
Netflix, Inc.(Æ)	850	359	Apache Corp.	961	99
Nike, Inc. Class B	31,852	2,457	Arch Coal, Inc.(Ñ)	754,530	2,241
Nordstrom, Inc.	13,700	948	Baker Hughes, Inc.(Û)	55,761	3,835
NVR, Inc.(Æ)	2,086	2,350	C&J Energy Services, Inc.(Æ)	2,500	75
Office Depot, Inc.(Æ)	296,949	1,488	Carrizo Oil & Gas, Inc.(Æ)	2,600	160
Omnicom Group, Inc.	6,180	433	Chesapeake Energy Corp.(Û)	268,500	7,080
Polaris Industries, Inc.(Û)	17,750	2,619	Chevron Corp.	4,759	615
Priceline Group, Inc. (The)(Æ)	1,590	1,975	Cobalt International Energy, Inc.(Æ)	66,164	1,060
PulteGroup, Inc.	123,753	2,184	ConocoPhillips	3,067	253
PVH Corp.	24,900	2,743	CONSOL Energy, Inc.	46,301	1,797
Royal Caribbean Cruises, Ltd.	103,460	6,171	Devon Energy Corp.	87,186	6,583
Shutterfly, Inc.(Æ)	13,610	671	EOG Resources, Inc.	13,024	1,425
Starbucks Corp.	42,629	3,311	EQT Corp.	10,230	960
Target Corp.	1,585	94	Exxon Mobil Corp.	10,738	1,062
Taylor Morrison Home Corp. Class A(Æ)	25,060	446	Halliburton Co.(Û)	130,048	8,972

See accompanying notes which are an integral part of this quarterly report.
16 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Hess Corp.	695	69	First American Financial Corp.	36,236	983
Kinder Morgan, Inc.	1,643	59	First Republic Bank	34,928	1,632
Magna International, Inc. Class A	5,688	611	Franklin Resources, Inc.	992	54
Marathon Oil Corp.	1,691	66	Fulton Financial Corp.	33,180	376
Marathon Petroleum Corp.	18,841	1,573	Genworth Financial, Inc. Class A(Æ)(Û)	145,600	1,907
Nabors Industries, Ltd.	90,870	2,468	Global Payments, Inc.	12,850	890
National Oilwell Varco, Inc.	1,069	87	Goldman Sachs Group, Inc. (The)	1,116	193
Occidental Petroleum Corp.	1,962	192	Hanover Insurance Group, Inc. (The)(Û)	5,440	314
Patterson-UTI Energy, Inc.	26,020	894	Hartford Financial Services Group, Inc.	227,690	7,778
PBF Energy, Inc. Class A	99,600	2,699	Hospitality Properties Trust(ö)	80,100	2,288
Peabody Energy Corp.(Ñ)	281,475	4,270	Huntington Bancshares, Inc.	56,911	559
Phillips 66(Æ)	1,411	114	Jones Lang LaSalle, Inc.	6,500	804
Pioneer Natural Resources Co.	21,217	4,699	JPMorgan Chase & Co.	292,961	16,895
Rowan Companies PLC(Æ)	22,100	674	KeyCorp(Û)	152,700	2,068
Schlumberger, Ltd.	57,194	6,199	Lincoln National Corp.	104,500	5,475
SM Energy Co.(Û)	43,940	3,451	Marsh & McLennan Cos., Inc.	1,375	70
Spectra Energy Corp.	1,678	69	MasterCard, Inc. Class A	2,490	185
Tesoro Corp.	40,500	2,492	MetLife, Inc.	96,734	5,088
Unit Corp.(Æ)	31,860	2,018	Moody's Corp.	17,800	1,549
Valero Energy Corp.	66,205	3,363	Morgan Stanley	3,826	124
Weatherford International(Æ)	272,576	6,097	NorthStar Realty Finance Corp.(Æ)(ö)	101,150	1,629
Whiting Petroleum Corp.(Æ)	70,500	6,239	PNC Financial Services Group, Inc. (The)	14,482	1,196
Williams Cos., Inc. (The)	1,868	106	Principal Financial Group, Inc.	20,960	1,041
WPX Energy, Inc.(Æ)	33,548	690	Prologis, Inc.(ö)	21,590	881
		86,547	Prudential Financial, Inc.	74,757	6,502
			Public Storage(ö)	359	62
Financial Services - 21.4%			Raymond James Financial, Inc.	14,240	726
ACE, Ltd.	841	84	Regions Financial Corp.	177,394	1,799
Affiliated Managers Group, Inc.(Æ)	5,470	1,090	Reinsurance Group of America, Inc. Class A	29,500	2,368
Aflac, Inc.	19,436	1,161	Simon Property Group, Inc.(ö)	775	130
Allstate Corp. (The)(Û)	83,171	4,861	State Street Corp.	1,077	76
American Express Co.	2,265	199	SunTrust Banks, Inc.	176,910	6,731
American International Group, Inc.(Û)	175,866	9,141	SVB Financial Group(Æ)	6,640	724
American Tower Corp. Class A(ö)	986	93	T Rowe Price Group, Inc.	12,487	970
Ameriprise Financial, Inc.(Û)	34,857	4,169	Thomson Reuters Corp.	889	34
Assurant, Inc.(Û)	45,430	2,878	Travelers Cos., Inc. (The)	869	78
Assured Guaranty, Ltd.	96,340	2,150	Twenty-First Century Fox, Inc.(Æ)	102,154	3,236
Axis Capital Holdings, Ltd.	19,280	832	Unum Group	63,600	2,183
Bank of America Corp.	344,636	5,256	US Bancorp	4,289	180
Bank of New York Mellon Corp. (The)	20,973	819	Validus Holdings, Ltd.	63,400	2,316
Barclays PLC - ADR(Ñ)	90,322	1,371	Visa, Inc. Class A	14,932	3,151
BB&T Corp.	1,788	66	Voya Financial, Inc.	14,630	543
Berkshire Hathaway, Inc. Class B(Æ)	4,575	574	Waddell & Reed Financial, Inc. Class A	46,110	2,434
BlackRock, Inc. Class A	4,398	1,340	Wells Fargo & Co.	11,939	608
Brixmor Property Group, Inc.(ö)	15,470	350	XL Group PLC Class A	24,110	777
Capital One Financial Corp.(Û)	102,526	8,155			158,515
CBRE Group, Inc. Class A(Æ)(Û)	77,000	2,375
Charles Schwab Corp. (The)	21,239	589	Health Care - 11.3%
Chubb Corp. (The)	612	53	Abbott Laboratories	3,748	158
Citigroup, Inc.	215,019	10,517	AbbVie, Inc.	21,271	1,113
City National Corp.	10,060	757	Actavis PLC(Æ)	635	136
CME Group, Inc. Class A	25,438	1,881	Aetna, Inc.	15,794	1,224
CNA Financial Corp.	8,300	310	Alexion Pharmaceuticals, Inc.(Æ)	24,791	3,942
Columbia Property Trust, Inc.(ö)	24,326	621	Allergan, Inc.	742	123
Comerica, Inc.	16,600	834	AmerisourceBergen Corp. Class A	32,800	2,523
Crown Castle International Corp.(ö)	17,300	1,283	Amgen, Inc.	1,891	241
Discover Financial Services(Û)	65,476	3,998	Baxter International, Inc.	1,353	101
E*Trade Financial Corp.(Æ)	49,600	1,043	Becton Dickinson and Co.	483	56
Equity Residential(ö)	904	58	Biogen Idec, Inc.(Æ)(Û)	10,292	3,442

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 17

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Boston Scientific Corp.(Æ)	93,280	1,192	Pentair PLC(Æ)	59,166	3,791
Bristol-Myers Squibb Co.	44,158	2,235	PPG Industries, Inc.	346	69
Brookdale Senior Living, Inc. Class A(Æ)	32,574	1,129	Praxair, Inc.	730	94
Bruker Corp.(Æ)	15,050	342	Precision Castparts Corp.	24,077	5,509
Cardinal Health, Inc.(Û)	51,610	3,698	Rock-Tenn Co. Class A	6,490	645
Catamaran Corp.(Æ)	84,813	3,858	Sherwin-Williams Co. (The)	6,390	1,318
Celgene Corp.(Æ)(Û)	80,589	7,023	Southern Copper Corp.	336	11
Centene Corp.(Æ)	8,410	606	United States Steel Corp.	97,500	3,265
Cigna Corp.(Û)	24,900	2,242			46,133
Covidien PLC	1,124	97
Cubist Pharmaceuticals, Inc.(Æ)	9,200	560	Producer Durables - 9.7%
Eli Lilly & Co.	2,455	150	3M Co.	1,634	230
Express Scripts Holding Co.(Æ)(Û)	42,430	2,955	Accenture PLC Class A	1,578	125
Gilead Sciences, Inc.(Æ)	62,432	5,716	Aegean Marine Petroleum Network, Inc.	68,237	643
HCA Holdings, Inc.(Æ)	30,551	1,995	AGCO Corp.	16,920	824
Health Net, Inc.(Æ)	24,650	1,015	Air Lease Corp. Class A	10,910	376
Humana, Inc.(Û)	13,930	1,639	Alaska Air Group, Inc.	51,600	2,269
Johnson & Johnson	7,073	708	Alliant Techsystems, Inc.(Û)	14,100	1,832
McKesson Corp.(Û)	25,905	4,970	American Airlines Group, Inc.	90,741	3,525
Medtronic, Inc.	81,120	5,008	Automatic Data Processing, Inc.	1,202	98
Merck & Co., Inc.	27,604	1,566	Avery Dennison Corp.	18,540	875
Molina Healthcare, Inc.(Æ)	9,800	400	B/E Aerospace, Inc.(Æ)	10,360	882
Mylan, Inc.(Æ)	56,685	2,799	Boeing Co. (The)	24,241	2,921
Myriad Genetics, Inc.(Æ)(Û)	34,760	1,255	Caterpillar, Inc.	1,561	157
Omnicare, Inc.	6,410	401	CSX Corp.	33,302	996
Pfizer, Inc.	15,944	458	Cummins, Inc.	460	64
Pharmacyclics, Inc.(Æ)	17,446	2,101	Danaher Corp.	1,515	112
Regeneron Pharmaceuticals, Inc.(Æ)	197	62	Deere & Co.	14,770	1,257
St. Jude Medical, Inc.	13,220	862	Delphi Automotive PLC(Û)	34,100	2,278
Stryker Corp.	837	67	Delta Air Lines, Inc.	47,312	1,772
Thermo Fisher Scientific, Inc.	38,795	4,714	Eaton Corp. PLC	56,388	3,830
United Therapeutics Corp.(Æ)(Û)	22,900	2,083	Emerson Electric Co.	1,750	111
UnitedHealth Group, Inc.	2,447	198	FedEx Corp.	31,837	4,676
Valeant Pharmaceuticals International, Inc.			Fluor Corp.	31,472	2,293
(Æ)(Ñ)	37,658	4,421	GATX Corp.	7,120	441
WellCare Health Plans, Inc.(Æ)	6,940	433	General Dynamics Corp.	762	89
WellPoint, Inc.	12,180	1,337	General Electric Co.	57,390	1,443
		83,354	Graco, Inc.	12,100	897
			HD Supply Holdings, Inc.(Æ)	10,190	259
Materials and Processing - 6.2%			Honeywell International, Inc.	32,677	3,001
Air Products & Chemicals, Inc.	531	70	Huntington Ingalls Industries, Inc.(Û)	33,180	3,017
Alcoa, Inc.	190,045	3,115	Illinois Tool Works, Inc.	854	70
Ashland, Inc.	7,270	761	Itron, Inc.(Æ)	11,880	427
Bombardier, Inc. Class B	302,247	1,037	Jacobs Engineering Group, Inc.(Æ)	11,000	559
Cabot Corp.	11,470	601	KBR, Inc.	17,680	365
Celanese Corp. Class A	16,600	966	Lexmark International, Inc. Class A(Û)	61,480	2,953
CF Industries Holdings, Inc.(Û)	13,960	3,495	Lockheed Martin Corp.	676	113
Commercial Metals Co.	19,500	336	Manpowergroup, Inc.	7,980	622
Domtar Corp.(Û)	43,760	1,572	Navistar International Corp.(Æ)(Ñ)	27,000	950
Dow Chemical Co. (The)	79,205	4,045	Norfolk Southern Corp.	775	79
Ecolab, Inc.	664	72	Northrop Grumman Corp.(Û)	19,436	2,396
EI du Pont de Nemours & Co.	2,292	147	Parker Hannifin Corp.	8,100	931
Fastenal Co.(Ñ)	45,152	2,002	Raytheon Co.	11,510	1,045
Freeport-McMoRan, Inc.	24,704	919	Southwest Airlines Co.(Û)	95,600	2,704
Huntsman Corp.(Û)	263,200	6,856	Spirit AeroSystems Holdings, Inc. Class A(Æ)	29,800	971
LyondellBasell Industries NV Class A(Û)	32,099	3,411	Textron, Inc.	46,156	1,679
Monsanto Co.	1,308	148	Trimble Navigation, Ltd.(Æ)	33,420	1,033
Mosaic Co. (The)	24,100	1,111	Trinity Industries, Inc.	37,300	1,628
Packaging Corp. of America(Û)	11,600	767	Tutor Perini Corp.(Æ)	6,900	188

See accompanying notes which are an integral part of this quarterly report.
18 Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Tyco International, Ltd.	106,400	4,591	Texas Instruments, Inc.	2,693	124
Union Pacific Corp.	2,262	222	VeriSign, Inc.(Æ)	17,000	919
United Continental Holdings, Inc.(Æ)	48,900	2,269	VMware, Inc. Class A(Æ)	5,739	570
United Parcel Service, Inc. Class B	1,767	172	Western Digital Corp.	31,150	3,110
United Rentals, Inc.(Æ)	35,423	3,751	Workday, Inc. Class A(Æ)	8,400	704
United Technologies Corp.	2,290	241	Yahoo!, Inc.(Æ)	2,508	90
Waste Management, Inc.	1,164	52	Zynga, Inc. Class A(Æ)	154,160	450
		71,304			127,569

Technology - 17.3%			Utilities - 1.5%
Adobe Systems, Inc.(Æ)	72,140	4,986	AES Corp.(Û)	172,600	2,522
Altera Corp.	17,140	561	American Electric Power Co., Inc.	1,221	64
Apple, Inc.(Û)	264,477	25,276	AT&T, Inc.	48,983	1,743
Arrow Electronics, Inc.(Æ)	38,020	2,203	Calpine Corp.(Æ)	55,400	1,221
Aruba Networks, Inc.(Æ)	17,300	309	CenturyLink, Inc.(Û)	78,833	3,093
Autodesk, Inc.(Æ)	20,050	1,070	Dominion Resources, Inc.	1,450	98
Avnet, Inc.(Û)	54,200	2,294	Duke Energy Corp.	1,764	127
Broadcom Corp. Class A	32,680	1,250	Edison International	14,370	788
Brocade Communications Systems, Inc.	70,290	647	EnLink Midstream LLC	4,000	153
Cadence Design Systems, Inc.(Æ)	59,120	995	Exelon Corp.	2,138	66
Ciena Corp.(Æ)	7,100	139	FirstEnergy Corp.	13,560	423
Cisco Systems, Inc.	179,330	4,524	NextEra Energy, Inc.	1,088	102
Cognizant Technology Solutions Corp. Class			PG&E Corp.	1,163	52
A(Æ)	20,915	1,026	Seventy Seven Energy, Inc. Class W(Æ)	2,135	48
Computer Sciences Corp.	39,600	2,471	Southern Co.	2,222	96
Corning, Inc.	22,973	451	Sprint Corp.(Æ)	1,813	13
Electronic Arts, Inc.(Æ)	30,080	1,011	T-Mobile US, Inc.(Æ)	654	22
EMC Corp.	5,108	150	Verizon Communications, Inc.	10,352	522
Facebook, Inc. Class A(Æ)	128,929	9,367			11,153
Freescale Semiconductor, Ltd.(Æ)(Ñ)	20,310	407
Gartner, Inc.(Æ)	9,800	670	Total Common Stocks
Google, Inc. Class C(Æ)	18,871	10,864	(cost $643,227)		735,135
Hewlett-Packard Co.	171,930	6,122	Investments in Other Funds - 0.1%
Ingram Micro, Inc. Class A(Æ)	74,610	2,141	Financial Services - 0.1%
Intel Corp.	136,355	4,621	iShares Russell 1000 Value ETF	11,180	1,108
International Business Machines Corp.	2,364	453	Total Investments in Other Funds
Juniper Networks, Inc.	45,600	1,073	(cost $1,071)		1,108
Lam Research Corp.(Û)	30,500	2,135	Short-Term Investments - 5.7%
Lambda TD Software, Inc.(Æ)(Û)	142,270	2,396	Russell U.S. Cash Management Fund	41,976,867(8)	41,977
Marvell Technology Group, Ltd.(Û)	211,790	2,825	Total Short-Term Investments
Micron Technology, Inc.(Æ)	142,165	4,343	(cost $41,977)		41,977
MICROS Systems, Inc.(Æ)	16,200	1,096	Other Securities - 2.1%
Microsoft Corp.	20,654	891	Russell U.S. Cash Collateral Fund(×)	15,549,246(8)	15,549
Motorola Solutions, Inc.	17,000	1,083	Total Other Securities
ON Semiconductor Corp.(Æ)	191,200	1,637	(cost $15,549)		15,549
Oracle Corp.	95,207	3,845	Total Investments 107.3%
Palo Alto Networks, Inc.(Æ)	12,700	1,027	(identified cost $701,824)		793,769
Polycom, Inc.(Æ)	37,020	475	Securities Sold Short - (3.9)%
PTC, Inc.(Æ)	48,800	1,755	Consumer Discretionary - (0.4)%
QUALCOMM, Inc.	4,218	311	HomeAway, Inc.(Æ)	(25,900)	(899)
Rackspace Hosting, Inc.(Æ)	77,391	2,344	JC Penney Co., Inc.(Æ)	(114,700)	(1,076)
Salesforce.com, Inc.(Æ)	65,893	3,575	Tesla Motors, Inc.(Æ)	(4,400)	(983)
SanDisk Corp.(Û)	11,300	1,036
					(2,958)
Sanmina Corp.(Æ)	4,800	112	Energy - (1.1)%
Science Applications International Corp.	6,310	264
Skyworks Solutions, Inc.	31,100	1,579	Golar LNG, Ltd.(Æ)	(21,800)	(1,343)
Stratasys, Ltd.(Æ)(Ñ)	12,505	1,257	Gulfport Energy Corp.(Æ)	(40,400)	(2,158)
Symantec Corp.	99,708	2,359	Seadrill, Ltd.	(59,000)	(2,139)
Take-Two Interactive Software, Inc.(Æ)	7,860	176	SolarCity Corp.(Æ)	(35,800)	(2,561)

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Dynamic Equity Fund 19

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Principal	Fair
		Amount ($) or	Value
		Shares	$
			(8,201)
	Financial Services - (1.1)%
	CoreLogic, Inc.(Æ)	(17,500)	(476)
	First Republic Bank	(19,400)	(906)
	Ocwen Financial Corp.(Æ)	(69,900)	(2,109)
	Plum Creek Timber Co., Inc.(ö)	(55,200)	(2,284)
	St. Joe Co. (The)(Æ)	(100,100)	(2,286)
			(8,061)
	Health Care - (0.3)%
	Brookdale Senior Living, Inc. Class A(Æ)	(58,790)	(2,037)

	Materials and Processing - (0.4)%
	Tahoe Resources, Inc.(Æ)	(93,700)	(2,479)
	Vulcan Materials Co.	(15,400)	(972)
			(3,451)
	Technology - (0.6)%
	NetSuite, Inc.(Æ)	(28,300)	(2,386)
	ServiceNow, Inc.(Æ)	(9,200)	(541)
	Stratasys, Ltd.(Æ)	(13,900)	(1,397)
			(4,324)

	Total Securities Sold Short
	(proceeds $26,773)		(29,032)
	Other Assets and Liabilities, Net
-	(3.4%)		(25,247)
	Net Assets - 100.0%		739,490

See accompanying notes which are an integral part of this quarterly report.

20 Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		127	USD	13,622	09/14	(197)
Russell 2000 Mini Index Futures		31	USD	3,462	09/14	(131)
S&P 500 E-Mini Index Futures		176	USD	16,938	09/14	(201)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(529)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$137,047	$—			$—	$137,047
Consumer Staples	13,513	—			—	13,513
Energy	86,547	—			—	86,547
Financial Services	158,515	—			—	158,515
Health Care	83,354	—			—	83,354
Materials and Processing	46,133	—			—	46,133
Producer Durables	71,304	—			—	71,304
Technology	127,569	—			—	127,569
Utilities	11,153	—			—	11,153
Investments in Other Funds	1,108	—			—	1,108
Short-Term Investments	—	41,977			—	41,977
Other Securities	—	15,549			—	15,549
Total Investments	736,243	57,526			—	793,769
Securities Sold Short**	(29,032)	—			—	(29,032)

Other Financial Instruments
Futures Contracts	(529)	—			—	(529)
Total Other Financial Instruments*	$(529)	$—			$—	$(529)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 21

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.8%			Starbucks Corp.	255,825	19,872
Consumer Discretionary - 14.3%			Target Corp.	213,774	12,739
Abercrombie & Fitch Co. Class A	37,000	1,456	Taylor Morrison Home Corp. Class A(Æ)	42,000	747
Amazon.com, Inc.(Æ)	19,870	6,219	Tesla Motors, Inc.(Æ)	12,704	2,837
Apollo Group, Inc. Class A(Æ)	39,200	1,095	Tiffany & Co.	23,100	2,255
AutoZone, Inc.(Æ)	10,565	5,462	Time Warner Cable, Inc.	19,272	2,796
Avis Budget Group, Inc.(Æ)	43,300	2,433	Time Warner, Inc.	420,089	34,876
Belmond, Ltd. Class A(Æ)	16,218	201	Time, Inc.(Æ)	10,878	262
Big Lots, Inc.	27,200	1,190	TJX Cos., Inc.	158,693	8,457
Brinker International, Inc.	47,400	2,125	Toll Brothers, Inc.(Æ)	188,395	6,159
Carnival Corp.	143,573	5,200	TRW Automotive Holdings Corp.(Æ)	11,300	1,156
Carter's, Inc.	10,000	766	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	36,254	3,347
CBS Corp. Class B	75,294	4,279	Under Armour, Inc. Class A(Æ)	62,212	4,153
Chipotle Mexican Grill, Inc. Class A(Æ)	7,124	4,791	Viacom, Inc. Class B	357,517	29,556
Choice Hotels International, Inc.	8,623	404	WABCO Holdings, Inc.(Æ)	10,549	1,028
Columbia Sportswear Co.	21,795	1,629	Wal-Mart Stores, Inc.	364,729	26,837
Comcast Corp. Class A(Æ)	681,389	36,611	Walt Disney Co. (The)	50,613	4,347
Costco Wholesale Corp.	101,593	11,941	Whirlpool Corp.(Û)	55,700	7,945
Deckers Outdoor Corp.(Æ)	12,300	1,089	Williams-Sonoma, Inc.	8,500	570
Diageo PLC - ADR	38,369	4,613	Wyndham Worldwide Corp.	23,900	1,806
Dillard's, Inc. Class A	7,200	858			501,336
DIRECTV(Æ)(Û)	51,953	4,471
Discovery Communications, Inc. Class A(Æ)	43,000	3,664	Consumer Staples - 5.3%
eBay, Inc.(Æ)	88,492	4,672	Altria Group, Inc.	318,568	12,934
Estee Lauder Cos., Inc. (The) Class A	119,483	8,777	Archer-Daniels-Midland Co.	5,465	254
Expedia, Inc.	33,500	2,661	Coca-Cola Co. (The)	424,483	16,678
Foot Locker, Inc.	50,100	2,381	Coca-Cola Enterprises, Inc.	63,000	2,863
Ford Motor Co.	902,049	15,353	Colgate-Palmolive Co.	109,223	6,925
Gap, Inc. (The)	149,832	6,010	Constellation Brands, Inc. Class A(Æ)	41,037	3,417
Garmin, Ltd.	51,900	2,857	CVS Caremark Corp.	171,574	13,101
General Motors Co.	14,846	502	Dr Pepper Snapple Group, Inc.	30,265	1,778
Goodyear Tire & Rubber Co. (The)(Û)	89,100	2,243	Energizer Holdings, Inc.	8,464	971
Home Depot, Inc.	354,138	28,632	Hershey Co. (The)	38,700	3,411
Jarden Corp.(Æ)	83,736	4,681	Ingredion, Inc.	18,287	1,347
Johnson Controls, Inc.	605,461	28,602	Kellogg Co.	209	13
Kate Spade & Co.(Æ)	50,862	1,924	Kimberly-Clark Corp.	137,926	14,326
Las Vegas Sands Corp.	177,257	13,090	Kroger Co. (The)(Û)	288,226	14,117
Lear Corp.(Û)	27,670	2,606	Lorillard, Inc.(Û)	44,600	2,697
Lennar Corp. Class A	227,450	8,240	Mondelez International, Inc. Class A	15,658	564
Liberty Media Corp.(Æ)	90,250	4,242	PepsiCo, Inc.	119,482	10,526
Lowe's Cos., Inc.	84,526	4,045	Philip Morris International, Inc.	508,926	41,737
Macy's, Inc.(Û)	46,900	2,710	Procter & Gamble Co. (The)	337,728	26,113
Marriott International, Inc. Class A	138,753	8,979	Reynolds American, Inc.	84,200	4,703
McGraw Hill Financial, Inc.(Û)	35,800	2,872	SABMiller PLC - ADR(Æ)	49,184	2,695
MercadoLibre, Inc.	24,978	2,310	Sysco Corp.	3,382	121
Meritage Homes Corp.(Æ)	16,870	646	Tyson Foods, Inc. Class A	30,900	1,150
Michael Kors Holdings, Ltd.(Æ)	38,810	3,162	Walgreen Co.	2,191	151
Nike, Inc. Class B	229,194	17,678	WhiteWave Foods Co. (The) Class A(Æ)	72,078	2,147
NVR, Inc.(Æ)	2,382	2,683			184,739
Office Depot, Inc.(Æ)	450,897	2,259
Omnicom Group, Inc.	73,855	5,169	Energy - 10.5%
O'Reilly Automotive, Inc.(Æ)	20,640	3,096	Anadarko Petroleum Corp.	35,671	3,811
Polaris Industries, Inc.(Û)	17,720	2,614	Apache Corp.	3,570	366
Priceline Group, Inc. (The)(Æ)	3,773	4,688	Arch Coal, Inc.	1,182,364	3,512
PulteGroup, Inc.	415,666	7,336	Baker Hughes, Inc.(Û)	46,501	3,198
PVH Corp.	30,600	3,371	BP PLC - ADR	313,700	15,362
Ross Stores, Inc.	68,800	4,431	Cameron International Corp.(Æ)	130,600	9,261
Royal Caribbean Cruises, Ltd.	189,783	11,321	Chesapeake Energy Corp.(Û)	421,275	11,109
Shutterfly, Inc.(Æ)	45,642	2,251	Chevron Corp.	250,148	32,329

See accompanying notes which are an integral part of this quarterly report.
22 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Cobalt International Energy, Inc.(Æ)	221,075	3,542	Citigroup, Inc.	883,570	43,215
ConocoPhillips	356,717	29,429	CME Group, Inc. Class A	85,687	6,336
CONSOL Energy, Inc.	75,801	2,943	Columbia Property Trust, Inc.(ö)	37,777	964
Continental Resources, Inc.(Æ)	23,012	3,378	Comerica, Inc.	17,855	897
Devon Energy Corp.	119,971	9,058	Cullen/Frost Bankers, Inc.	93,142	7,262
EOG Resources, Inc.	10,440	1,143	Discover Financial Services(Û)	184,514	11,266
Exxon Mobil Corp.	559,624	55,369	Equity Lifestyle Properties, Inc. Class A(ö)	43,985	1,948
Halliburton Co.(Û)	419,755	28,959	Equity Residential(ö)	3,344	216
Hess Corp.	2,572	255	Erie Indemnity Co. Class A	7,734	566
Hubbell, Inc. Class B(Æ)	33,200	3,882	Everest Re Group, Ltd.	31,025	4,837
Kinder Morgan, Inc.	4,402	158	First American Financial Corp.	56,594	1,536
Magna International, Inc. Class A	9,336	1,003	First Republic Bank	117,352	5,483
Marathon Oil Corp.	219,558	8,508	Fiserv, Inc.(Æ)	176,478	10,883
Marathon Petroleum Corp.	18,194	1,519	FleetCor Technologies, Inc.(Æ)	37,584	4,991
Nabors Industries, Ltd.	37,300	1,013	FNF Group	50,083	1,358
National Oilwell Varco, Inc.	91,444	7,411	Franklin Resources, Inc.	672	36
NOW, Inc.(Æ)	21,952	707	Genworth Financial, Inc. Class A(Æ)(Û)	145,700	1,909
Occidental Petroleum Corp.	265,801	25,971	Goldman Sachs Group, Inc. (The)	99,889	17,268
Patterson-UTI Energy, Inc.	47,100	1,618	Hartford Financial Services Group, Inc.	308,630	10,543
PBF Energy, Inc. Class A	112,600	3,051	Hospitality Properties Trust(ö)	85,900	2,454
Peabody Energy Corp.	438,855	6,657	Huntington Bancshares, Inc.	87,901	863
Phillips 66(Æ)	197,490	16,018	Jones Lang LaSalle, Inc.	11,800	1,460
Pioneer Natural Resources Co.	63,410	14,043	JPMorgan Chase & Co.	679,308	39,176
Schlumberger, Ltd.	225,955	24,491	KeyCorp(Û)	112,425	1,522
SM Energy Co.	34,200	2,686	Lincoln National Corp.	125,800	6,591
Southwestern Energy Co.(Æ)	179,600	7,288	Loews Corp.	300,200	12,647
Spectra Energy Corp.	6,209	254	Marsh & McLennan Cos., Inc.	1,659	84
Tesoro Corp.	39,200	2,412	MasterCard, Inc. Class A	175,123	12,985
Unit Corp.(Æ)	30,400	1,926	MetLife, Inc.	125,161	6,584
Valero Energy Corp.	71,259	3,620	Moody's Corp.	17,500	1,523
Weatherford International(Æ)	626,733	14,020	Morgan Stanley	243,068	7,861
Whiting Petroleum Corp.(Æ)	70,900	6,274	Morningstar, Inc.	11,584	786
WPX Energy, Inc.(Æ)	53,962	1,110	Northern Trust Corp.	123,450	8,258
		368,664	NorthStar Realty Finance Corp.(Æ)(ö)	158,040	2,545
			PartnerRe, Ltd. - ADR	87,614	9,143
Financial Services - 18.5%			PNC Financial Services Group, Inc. (The)	458,699	37,870
ACE, Ltd.	130,276	13,041	Progressive Corp. (The)	217,712	5,103
Affiliated Managers Group, Inc.(Æ)	16,090	3,206	Prudential Financial, Inc.	74,558	6,484
Aflac, Inc.	84,075	5,023	Public Storage(ö)	102	18
Allstate Corp. (The)(Û)	202,965	11,863	Regions Financial Corp.	264,238	2,679
American Express Co.	246,385	21,682	Reinsurance Group of America, Inc. Class A	119,616	9,600
American International Group, Inc.(Û)	184,539	9,592	Santander Consumer USA Holdings, Inc.	44,021	844
Ameriprise Financial, Inc.(Û)	63,557	7,601	Simon Property Group, Inc.(ö)	730	123
Aon PLC	59,600	5,028	Starwood Waypoint Residential Trust(Æ)(ö)	39,358	1,035
Aspen Insurance Holdings, Ltd.	140,070	5,604	State Street Corp.	232,884	16,404
Assurant, Inc.(Û)	34,520	2,187	SunTrust Banks, Inc.	241,775	9,200
Assured Guaranty, Ltd.	149,000	3,326	T Rowe Price Group, Inc.	113,956	8,850
Axis Capital Holdings, Ltd.	44,590	1,924	Thomson Reuters Corp.	3,289	124
Bank of America Corp.	3,349,758	51,084	Torchmark Corp.	46,442	2,449
Bank of New York Mellon Corp. (The)	10,556	412	Travelers Cos., Inc. (The)	26,317	2,357
Barclays PLC - ADR	133,359	2,024	Twenty-First Century Fox, Inc.(Æ)	124,736	3,952
BB&T Corp.	6,651	246	Unum Group(Û)	67,600	2,321
Berkshire Hathaway, Inc. Class B(Æ)	94,660	11,873	US Bancorp	15,902	668
BlackRock, Inc. Class A	10,701	3,261	Validus Holdings, Ltd.	63,400	2,316
Capital One Financial Corp.(Û)	297,141	23,635	Visa, Inc. Class A	151,078	31,879
CBOE Holdings, Inc.	69,778	3,382	Waddell & Reed Financial, Inc. Class A(Û)	48,038	2,536
CBRE Group, Inc. Class A(Æ)(Û)	79,300	2,446	Wells Fargo & Co.	1,166,919	59,396
Charles Schwab Corp. (The)	8,689	241			645,798
Chubb Corp. (The)	56,663	4,913

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Strategic Equity Fund 23

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Health Care - 14.7%			Freeport-McMoRan, Inc.	83,918	3,123
Abbott Laboratories	13,903	586	Huntsman Corp.(Û)	302,400	7,878
AbbVie, Inc.	125,970	6,593	International Flavors & Fragrances, Inc.	44,700	4,514
Actavis PLC(Æ)	30,830	6,606	Lennox International, Inc.	38,795	3,310
Aetna, Inc.	2,323	180	LyondellBasell Industries NV Class A(Û)	93,767	9,963
Alexion Pharmaceuticals, Inc.(Æ)	37,179	5,911	Masco Corp.	221,822	4,614
AmerisourceBergen Corp. Class A	33,700	2,592	Monsanto Co.	137,350	15,533
Amgen, Inc.	71,979	9,169	Mosaic Co. (The)	133,400	6,151
Biogen Idec, Inc.(Æ)(Û)	51,861	17,342	Packaging Corp. of America(Û)	57,829	3,826
Boston Scientific Corp.(Æ)	349,035	4,461	Pentair PLC(Æ)	95,868	6,142
Bristol-Myers Squibb Co.	407,460	20,626	PPG Industries, Inc.	98,212	19,481
Brookdale Senior Living, Inc. Class A(Æ)	90,640	3,141	Precision Castparts Corp.	48,685	11,139
Cardinal Health, Inc.	356,588	25,550	Rayonier Advanced Materials, Inc.	15,084	490
CareFusion Corp.(Æ)	103,901	4,550	Rio Tinto PLC - ADR	86,100	4,933
Catamaran Corp.(Æ)	284,779	12,955	Sherwin-Williams Co. (The)	17,473	3,604
Celgene Corp.(Æ)(Û)	141,439	12,326	United States Steel Corp.	84,000	2,813
Cigna Corp.(Û)	10,900	981			160,062
Covidien PLC	127,574	11,036
Eli Lilly & Co.	145,144	8,862	Producer Durables - 10.4%
Express Scripts Holding Co.(Æ)(Û)	128,110	8,923	Accenture PLC Class A	96,900	7,682
Gilead Sciences, Inc.(Æ)	287,413	26,313	Aegean Marine Petroleum Network, Inc.	82,700	779
HCA Holdings, Inc.(Æ)	122,480	7,999	Alaska Air Group, Inc.	48,200	2,119
Humana, Inc.(Û)	17,010	2,001	Alliant Techsystems, Inc.(Û)	14,100	1,832
Illumina, Inc.(Æ)	20,173	3,226	American Airlines Group, Inc.	109,828	4,267
Johnson & Johnson	552,323	55,282	Boeing Co. (The)	183,855	22,151
Magellan Health, Inc.(Æ)	48,500	2,794	Canadian Pacific Railway, Ltd.	38,321	7,279
McKesson Corp.(Û)	99,778	19,143	Caterpillar, Inc.	4,553	459
Medtronic, Inc.	718,398	44,354	CSX Corp.	210,203	6,289
Merck & Co., Inc.	626,222	35,532	Cummins, Inc.	19,930	2,778
Molina Healthcare, Inc.(Æ)	11,900	486	Danaher Corp.	4,303	318
Mylan, Inc.(Æ)	162,789	8,037	Deere & Co.	29,095	2,476
Myriad Genetics, Inc.(Æ)(Û)	34,920	1,261	Delphi Automotive PLC(Û)	35,100	2,345
Omnicare, Inc.	5,260	329	Delta Air Lines, Inc.	309,902	11,609
Pfizer, Inc.	2,758,135	79,158	Dover Corp.	118,061	10,125
Pharmacyclics, Inc.(Æ)	58,573	7,055	Eaton Corp. PLC	72,313	4,912
Stryker Corp.	1,257	100	Emerson Electric Co.	1,643	105
Thermo Fisher Scientific, Inc.	48,905	5,942	FedEx Corp.	39,659	5,825
United Therapeutics Corp.(Æ)(Û)	22,900	2,083	Fluor Corp.	69,573	5,070
UnitedHealth Group, Inc.	197,821	16,033	General Dynamics Corp.	127,831	14,927
Valeant Pharmaceuticals International, Inc.			General Electric Co.	1,412,558	35,526
(Æ)	180,470	21,185	Graco, Inc.	14,557	1,079
WellPoint, Inc.	2,589	284	HD Supply Holdings, Inc.(Æ)	41,200	1,047
Zimmer Holdings, Inc.	112,754	11,283	Honeywell International, Inc.	374,486	34,389
Zoetis, Inc. Class A	1	—	Hub Group, Inc. Class A(Æ)	73,149	3,378
		512,270	Huntington Ingalls Industries, Inc.(Û)	27,400	2,491
			IDEX Corp.	10,899	826
Materials and Processing - 4.6%			Illinois Tool Works, Inc.	173,100	14,258
Air Products & Chemicals, Inc.	1,965	259	L-3 Communications Holdings, Inc. Class 3	44,000	4,618
Alcoa, Inc.	416,600	6,828	Landstar System, Inc.	60,395	3,994
Ball Corp.	90,473	5,542	Lexmark International, Inc. Class A	107,900	5,182
Bombardier, Inc. Class B	471,678	1,618	Lockheed Martin Corp.	43,830	7,318
Celanese Corp. Class A	19,100	1,112	Manpowergroup, Inc.	29,321	2,284
CF Industries Holdings, Inc.(Û)	9,900	2,478	Navistar International Corp.(Æ)	42,675	1,501
CRH PLC - ADR	367,000	8,621	Norfolk Southern Corp.	106,959	10,873
Crown Holdings, Inc.(Æ)	55,931	2,604	Northrop Grumman Corp.(Û)	31,104	3,834
Domtar Corp.(Û)	38,820	1,394	Parker Hannifin Corp.	42,190	4,850
Dow Chemical Co. (The)	103,163	5,269	Raytheon Co.	373,247	33,880
EI du Pont de Nemours & Co.	156,976	10,095	Rockwell Automation, Inc.	74,203	8,286
Fastenal Co.	151,703	6,728	Rockwell Collins, Inc.	16,100	1,180

See accompanying notes which are an integral part of this quarterly report.
24 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Southwest Airlines Co.(Û)	420,500	11,892	ServiceNow, Inc.(Æ)	64,114	3,770
SPX Corp.	3,300	327	Skyworks Solutions, Inc.	29,900	1,518
Stanley Black & Decker, Inc.	99,200	8,675	Splunk, Inc.(Æ)	61,858	2,909
Textron, Inc.	64,952	2,362	Stratasys, Ltd.(Æ)	41,996	4,222
Trimble Navigation, Ltd.(Æ)	112,293	3,470	Symantec Corp.	171,734	4,063
Trinity Industries, Inc.	39,800	1,737	Synopsys, Inc.(Æ)	122,700	4,634
Tyco International, Ltd.	131,200	5,661	Tableau Software, Inc. Class A(Æ)	32,700	2,126
Union Pacific Corp.	152,277	14,970	Texas Instruments, Inc.	322,000	14,893
United Continental Holdings, Inc.(Æ)	158,388	7,348	Twitter, Inc.(Æ)	17,400	786
United Rentals, Inc.(Æ)	68,640	7,269	VeriSign, Inc.(Æ)	15,100	816
United Technologies Corp.	45,536	4,788	Vodafone Group PLC - ADR	294,822	9,794
Waste Management, Inc.	3,864	174	Western Digital Corp.(Û)	74,900	7,477
		362,814	Workday, Inc. Class A(Æ)	49,698	4,167
			Yahoo!, Inc.(Æ)	9,320	334
Technology - 15.0%			Zynga, Inc. Class A(Æ)	285,100	832
Adobe Systems, Inc.(Æ)	176,393	12,191			526,067
Altera Corp.	57,497	1,881
Apple, Inc.(Û)	739,417	70,666	Utilities - 3.5%
Arrow Electronics, Inc.(Æ)	38,320	2,221	AES Corp.(Û)	183,900	2,687
Aspen Technology, Inc.(Æ)	32,885	1,429	American Electric Power Co., Inc.	4,518	235
Autodesk, Inc.(Æ)	20,698	1,104	AT&T, Inc.	785,497	27,956
Avnet, Inc.	49,200	2,083	Calpine Corp.(Æ)	65,400	1,441
Brocade Communications Systems, Inc.	141,200	1,300	CenturyLink, Inc.(Û)	156,194	6,129
Ciena Corp.(Æ)	16,200	316	CMS Energy Corp.	181,766	5,258
Cisco Systems, Inc.	1,133,446	28,597	Dominion Resources, Inc.	5,056	342
Cognizant Technology Solutions Corp. Class			DTE Energy Co.	133,670	9,868
A(Æ)	18,500	907	Duke Energy Corp.	6,547	472
Computer Sciences Corp.	40,800	2,546	Encana Corp.	288,350	6,214
Corning, Inc.	9,302	183	Entergy Corp.	126,100	9,184
DST Systems, Inc.	44,448	4,003	Exelon Corp.	413,649	12,856
Electronic Arts, Inc.(Æ)	185,400	6,229	FirstEnergy Corp.	21,295	665
EMC Corp.	17,076	500	NextEra Energy, Inc.	82,053	7,704
Facebook, Inc. Class A(Æ)	333,474	24,227	PG&E Corp.	4,302	192
Google, Inc. Class C(Æ)	74,614	43,007	Seventy Seven Energy, Inc. Class W(Æ)	3,802	85
Hewlett-Packard Co.	155,143	5,525	Southern Co.	8,252	357
Ingram Micro, Inc. Class A(Æ)	76,100	2,184	Sprint Corp.(Æ)	6,743	50
Intel Corp.	1,152,192	39,048	T-Mobile US, Inc.(Æ)	2,458	81
International Business Machines Corp.	113,249	21,706	UGI Corp.	64,406	3,126
Intuit, Inc.	184,093	15,090	Verizon Communications, Inc.	448,172	22,597
Knowles Corp.(Æ)	35,526	1,033	Wisconsin Energy Corp.	87,543	3,815
Lam Research Corp.(Û)	114,730	8,031			121,314
Lambda TD Software, Inc.(Æ)(Û)	142,800	2,405
Marvell Technology Group, Ltd.(Û)	159,900	2,133	Total Common Stocks
Mentor Graphics Corp.	33,267	657	(cost $2,939,784)		3,383,064
Micron Technology, Inc.(Æ)	280,909	8,582	Investments in Other Funds - 0.0%
MICROS Systems, Inc.(Æ)	20,500	1,386	Financial Services - 0.0%
Microsoft Corp.	1,185,950	51,186	iShares Russell 1000 Value ETF	16,399	1,624
Motorola Solutions, Inc.	65,631	4,179	Total Investments in Other Funds
NetApp, Inc.	235,700	9,155	(cost $1,556)		1,624
NXP Semiconductor NV(Æ)	78,200	4,876	Short-Term Investments - 3.8%
ON Semiconductor Corp.(Æ)	114,900	984	Russell U.S. Cash Management Fund	133,965,350(8)	133,965
Oracle Corp.	843,395	34,065	Total Short-Term Investments
Palo Alto Networks, Inc.(Æ)	45,900	3,711	(cost $133,965)		133,965
Polycom, Inc.(Æ)	107,027	1,372	Total Investments 100.6%
PTC, Inc.(Æ)	43,600	1,568	(identified cost $3,075,305)		3,518,653
QUALCOMM, Inc.	237,792	17,525	Securities Sold Short - (0.8)%
Rackspace Hosting, Inc.(Æ)	259,963	7,874	Consumer Discretionary - (0.1)%
Salesforce.com, Inc.(Æ)	276,616	15,006	HomeAway, Inc.(Æ)	(29,200)	(1,014)
SanDisk Corp.(Û)	11,500	1,055	JC Penney Co., Inc.(Æ)	(154,200)	(1,446)

			See accompanying notes which are an integral part of this quarterly report.
				Russell U.S. Strategic Equity Fund 25

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($) or	Value
	Shares	$
Tesla Motors, Inc.(Æ)	(4,200)	(938)
		(3,398)
Energy - (0.2)%
Golar LNG, Ltd.(Æ)	(16,400)	(1,011)
Gulfport Energy Corp.(Æ)	(41,500)	(2,217)
Seadrill, Ltd.	(44,300)	(1,606)
SolarCity Corp.(Æ)	(36,800)	(2,632)
SunPower Corp. Class A(Æ)	(16,400)	(602)
		(8,068)
Financial Services - (0.2)%
CME Group, Inc. Class A	(5,400)	(399)
First Republic Bank	(20,600)	(963)
Ocwen Financial Corp.(Æ)	(69,500)	(2,097)
Plum Creek Timber Co., Inc.(ö)	(54,900)	(2,271)
St. Joe Co. (The)(Æ)	(102,200)	(2,334)
		(8,064)
Health Care - (0.1)%
Brookdale Senior Living, Inc. Class A(Æ)	(73,800)	(2,557)

Materials and Processing - (0.1)%
Tahoe Resources, Inc.(Æ)	(94,400)	(2,497)
Vulcan Materials Co.	(13,600)	(858)
		(3,355)
Producer Durables - 0.0%
Colfax Corp.(Æ)	(10,400)	(655)

Technology - (0.1)%
NetSuite, Inc.(Æ)	(26,400)	(2,226)
Stratasys, Ltd.(Æ)	(12,900)	(1,297)
		(3,523)

Total Securities Sold Short
(proceeds $27,110)		(29,620)
Other Assets and Liabilities, Net
- 0.2%		5,707
Net Assets - 100.0%		3,494,740

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		1,113	USD	107,115	09/14	(552)
S&P E-Mini Consumer Discretionary Select Sector Index Futures		208	USD	13,734	09/14	(135)
S&P E-Mini Financial Select Sector Index Futures		246	USD	13,721	09/14	(153)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(840)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$501,336	$—			$—	$501,336
Consumer Staples	184,739	—			—	184,739
Energy	368,664	—			—	368,664
Financial Services	645,798	—			—	645,798
Health Care	512,270	—			—	512,270
Materials and Processing	160,062	—			—	160,062
Producer Durables	362,814	—			—	362,814
Technology	526,067	—			—	526,067
Utilities	121,314	—			—	121,314
Investments in Other Funds	1,624	—			—	1,624
Short-Term Investments	—	133,965			—	133,965
Total Investments	3,384,688	133,965			—	3,518,653
Securities Sold Short**	(29,620)	—			—	(29,620)

Other Financial Instruments
Futures Contracts	(840)	—			—	(840)
Total Other Financial Instruments*	$(840)	$—			$—	$(840)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 27

Russell Investment Company

Select U.S. Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$			Shares	$
Common Stocks - 94.6%				Fortune Brands Home & Security, Inc.	506		19
Consumer Discretionary - 13.5%				Fossil Group, Inc.(Æ)	94		9
Aaron's, Inc. Class A	378		10	GameStop Corp. Class A	657		28
Abercrombie & Fitch Co. Class A	394		15	Gannett Co., Inc.	1,368		45
Advance Auto Parts, Inc.	394		48	Gap, Inc. (The)	637		26
Amazon.com, Inc.(Æ)	1,281		401	Garmin, Ltd.	1,049		58
AMC Networks, Inc. Class A(Æ)	121		7	General Motors Co.	9,730		329
Amerco, Inc.	54		14	Gentex Corp.	513		15
Apollo Group, Inc. Class A(Æ)	875		24	Genuine Parts Co.	899		74
Ascena Retail Group, Inc.(Æ)	754		12	Goodyear Tire & Rubber Co. (The)	1,458		37
AutoNation, Inc.(Æ)	410		22	Graham Holdings Co. Class B	50		34
AutoZone, Inc.(Æ)	223		115	H&R Block, Inc.	548		18
Avis Budget Group, Inc.(Æ)	564		32	Hanesbrands, Inc.	528		52
Avon Products, Inc.	1,327		18	Harley-Davidson, Inc.	954		59
Bally Technologies, Inc.(Æ)	80		5	Harman International Industries, Inc.	374		41
Bed Bath & Beyond, Inc.(Æ)	1,455		92	Hasbro, Inc.	427		21
Best Buy Co., Inc.	1,532		46	Hertz Global Holdings, Inc.(Æ)	897		25
Big Lots, Inc.	471		21	Hilton Worldwide Holdings, Inc.(Æ)	798		19
BorgWarner, Inc.	1,731		108	Home Depot, Inc.	5,593		453
Brinker International, Inc.	132		6	HomeAway, Inc.(Æ)	202		7
Burger King Worldwide, Inc.	598		16	Hyatt Hotels Corp. Class A(Æ)	309		18
Cabela's, Inc.(Æ)	271		16	International Game Technology	1,352		23
Cablevision Systems Corp. Class A	396		8	Interpublic Group of Cos., Inc. (The)	873		17
CarMax, Inc.(Æ)	861		42	Jarden Corp.(Æ)	420		23
Carnival Corp.	2,936		106	JC Penney Co., Inc.(Æ)	1,658		16
Carter's, Inc.	108		8	John Wiley & Sons, Inc. Class A(Æ)	519		31
CBS Corp. Class B	1,940		110	Johnson Controls, Inc.	3,788		179
CBS Outdoor Americas, Inc.	447		15	KAR Auction Services, Inc.	685		20
Charter Communications, Inc. Class A(Æ)	161		25	Kate Spade & Co.(Æ)	696		26
Chico's FAS, Inc.	761		12	Kohl's Corp.	1,371		73
Chipotle Mexican Grill, Inc. Class A(Æ)	113		76	L Brands, Inc.	753		44
Choice Hotels International, Inc.	256		12	Lamar Advertising Co. Class A	162		8
Cinemark Holdings, Inc.	277		9	Las Vegas Sands Corp.	2,194		162
Coach, Inc.	756		26	Lear Corp.	723		68
Comcast Corp. Class A(Æ)	11,553		622	Leggett & Platt, Inc.	828		27
Costco Wholesale Corp.	2,074		244	Lennar Corp. Class A	662		24
CST Brands, Inc.	169		6	Liberty Media Corp. Class A(Æ)	543		26
Darden Restaurants, Inc.	715		33	Liberty Media Corp.(Æ)	1,075		51
Deckers Outdoor Corp.(Æ)	259		23	Liberty Media Corp. - Interactive(Æ)	1,689		47
DeVry Education Group, Inc.	591		24	Liberty Ventures(Æ)	396		27
Dick's Sporting Goods, Inc.	549		23	Lions Gate Entertainment Corp.	164		5
Dillard's, Inc. Class A	211		25	Live Nation Entertainment, Inc.(Æ)	958		22
DIRECTV(Æ)	2,762		238	LKQ Corp.(Æ)	705		18
Discovery Communications, Inc. Class A(Æ)	741		63	Lowe's Cos., Inc.	3,705		177
DISH Network Corp. Class A(Æ)	1,182		73	Macy's, Inc.	1,213		70
Dollar General Corp.(Æ)	1,452		80	Madison Square Garden Co. (The) Class A(Æ)	236		14
Dollar Tree, Inc.(Æ)	1,094		60	Marriott International, Inc. Class A	1,365		88
Domino's Pizza, Inc.	178		13	Mattel, Inc.	1,743		62
DR Horton, Inc.	1,648		34	McDonald's Corp.	4,023		380
DreamWorks Animation SKG, Inc. Class				McGraw Hill Financial, Inc.	1,071		86
A(Æ)	556		11	MGM Resorts International(Æ)	2,637		71
DSW, Inc. Class A	429		11	Michael Kors Holdings, Ltd.(Æ)	926		75
Dunkin' Brands Group, Inc.	218		9	Mohawk Industries, Inc.(Æ)	233		29
eBay, Inc.(Æ)	4,503		238	Murphy USA, Inc.(Æ)	136		7
Estee Lauder Cos., Inc. (The) Class A	1,064		78	Netflix, Inc.(Æ)	201		85
Expedia, Inc.	202		16	Newell Rubbermaid, Inc.	740		24
Family Dollar Stores, Inc.	573		43	News Corp. Class A(Æ)	2,902		51
Foot Locker, Inc.	1,449		69	Nielsen NV	1,374		63
Ford Motor Co.	23,491		400	Nike, Inc. Class B	3,092		238

See accompanying notes which are an integral part of this quarterly report.
28 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Nordstrom, Inc.	275		19	Yum! Brands, Inc.	2,050	142
Norwegian Cruise Line Holdings, Ltd.(Æ)	331		11			12,936
Nu Skin Enterprises, Inc. Class A	126		7
NVR, Inc.(Æ)	23		26	Consumer Staples - 7.0%
Omnicom Group, Inc.	1,135		79	Altria Group, Inc.	6,795	276
O'Reilly Automotive, Inc.(Æ)	871		131	Archer-Daniels-Midland Co.	5,413	251
Pandora Media, Inc.(Æ)	411		10	Bunge, Ltd.	796	63
Panera Bread Co. Class A(Æ)	57		8	Campbell Soup Co.	437	18
Penske Automotive Group, Inc.	376		17	Church & Dwight Co., Inc.	665	43
PetSmart, Inc.	569		39	Clorox Co. (The)	622	54
Polaris Industries, Inc.	317		47	Coca-Cola Co. (The)	13,164	517
Priceline Group, Inc. (The)(Æ)	241		299	Coca-Cola Enterprises, Inc.	1,779	81
PulteGroup, Inc.	2,102		37	Colgate-Palmolive Co.	3,402	216
PVH Corp.	183		20	ConAgra Foods, Inc.	2,871	87
Ralph Lauren Corp. Class A	309		48	Constellation Brands, Inc. Class A(Æ)	682	57
Regal Entertainment Group Class A	358		7	CVS Caremark Corp.	7,051	538
Ross Stores, Inc.	1,104		71	Dr Pepper Snapple Group, Inc.	1,485	87
Royal Caribbean Cruises, Ltd.	1,545		92	Energizer Holdings, Inc.	200	23
Sally Beauty Holdings, Inc.(Æ)	399		10	General Mills, Inc.	2,333	117
Scripps Networks Interactive, Inc. Class A	342		28	Hain Celestial Group, Inc. (The)(Æ)	249	21
SeaWorld Entertainment, Inc.	137		4	Herbalife, Ltd.	83	4
Service Corp. International	663		14	Hershey Co. (The)	685	60
Signet Jewelers, Ltd.	486		49	Hillshire Brands Co. (The)	566	36
Sirius XM Holdings, Inc.(Æ)	5,482		19	Hormel Foods Corp.	1,122	51
Six Flags Entertainment Corp.	148		6	Ingredion, Inc.	396	29
Staples, Inc.	3,886		45	JM Smucker Co. (The)	735	73
Starbucks Corp.	2,963		230	Kellogg Co.	1,075	64
Starwood Hotels & Resorts Worldwide, Inc.	814		63	Keurig Green Mountain, Inc.	520	62
Starz(Æ)	1,071		31	Kimberly-Clark Corp.	1,519	158
Target Corp.	4,287		255	Kraft Foods Group, Inc.(Æ)	1,909	102
Taylor Morrison Home Corp. Class A(Æ)	335		6	Kroger Co. (The)	2,143	105
Tempur Sealy International, Inc.(Æ)	122		7	Lorillard, Inc.	1,905	115
Tesla Motors, Inc.(Æ)	431		96	McCormick & Co., Inc.	697	46
Thor Industries, Inc.	290		15	Mead Johnson Nutrition Co. Class A	604	55
Tiffany & Co.	223		22	Molson Coors Brewing Co. Class B	1,455	98
Time Warner Cable, Inc.	980		142	Mondelez International, Inc. Class A	11,716	422
Time Warner, Inc.	5,922		493	Monster Beverage Corp.(Æ)	298	19
TJX Cos., Inc.	3,112		166	PepsiCo, Inc.	4,934	435
Toll Brothers, Inc.(Æ)	680		22	Philip Morris International, Inc.	6,332	519
Tractor Supply Co.	468		29	Pilgrim's Pride Corp.(Æ)	458	13
TripAdvisor, Inc.(Æ)	499		47	Pinnacle Foods, Inc.	521	16
TRW Automotive Holdings Corp.(Æ)	656		67	Procter & Gamble Co. (The)	13,926	1,077
Tupperware Brands Corp.	117		9	Reynolds American, Inc.	1,952	109
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	150		14	Rite Aid Corp.(Æ)	5,694	38
Under Armour, Inc. Class A(Æ)	771		51	Safeway, Inc.	1,959	68
Urban Outfitters, Inc.(Æ)	516		18	Spectrum Brands Holdings, Inc.	108	9
VF Corp.	2,381		146	Sysco Corp.	2,900	104
Viacom, Inc. Class B	2,224		184	Tyson Foods, Inc. Class A	2,344	87
Visteon Corp.(Æ)	564		54	Walgreen Co.	4,406	303
WABCO Holdings, Inc.(Æ)	342		33	WhiteWave Foods Co. (The) Class A(Æ)	481	14
Wal-Mart Stores, Inc.	9,908		730	Whole Foods Market, Inc.	943	36
Walt Disney Co. (The)	8,814		758			6,776
Wendy's Co. (The)	1,726		14
Whirlpool Corp.	419		60	Energy - 11.0%
Williams-Sonoma, Inc.	189		13	Anadarko Petroleum Corp.	2,236	239
Wyndham Worldwide Corp.	256		19	Antero Resources Corp.(Æ)	256	15
Wynn Resorts, Ltd.	470		100	Apache Corp.	2,370	243
				Athlon Energy, Inc.(Æ)	241	11
				Atwood Oceanics, Inc.(Æ)	288	14

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 29

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)		Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($) or	Value	Amount ($) or	Value
Shares	$	Shares	$

Baker Hughes, Inc.	3,398	234	SolarCity Corp.(Æ)	162	12
Cabot Oil & Gas Corp.	542	18	Southwestern Energy Co.(Æ)	1,128	46
Cameron International Corp.(Æ)	433	31	Spectra Energy Corp.	3,739	153
Cheniere Energy, Inc.(Æ)	988	70	SunPower Corp. Class A(Æ)	316	12
Chesapeake Energy Corp.	3,967	105	Superior Energy Services, Inc.	1,146	39
Chevron Corp.	10,840	1,400	Targa Resources Corp.	167	21
Cimarex Energy Co.	538	75	Tesoro Corp.	586	36
Cobalt International Energy, Inc.(Æ)	511	8	Ultra Petroleum Corp.(Æ)	921	21
Concho Resources, Inc.(Æ)	499	70	Unit Corp.(Æ)	410	26
ConocoPhillips	7,668	632	Valero Energy Corp.	4,244	216
CONSOL Energy, Inc.	1,969	76	Whiting Petroleum Corp.(Æ)	715	63
Continental Resources, Inc.(Æ)	195	29	Williams Cos., Inc. (The)	3,100	176
CVR Energy, Inc.	126	6	World Fuel Services Corp.	395	17
Denbury Resources, Inc.	1,843	31	WPX Energy, Inc.(Æ)	919	19
Devon Energy Corp.	3,019	228			10,603
Diamond Offshore Drilling, Inc.	309	14
Dresser-Rand Group, Inc.(Æ)	153	9	Financial Services - 17.7%
Dril-Quip, Inc.(Æ)	92	9	ACE, Ltd.	2,317	232
EOG Resources, Inc.	2,245	246	Affiliated Managers Group, Inc.(Æ)	62	12
EP Energy Corp. Class A(Æ)	289	6	Aflac, Inc.	3,035	181
EQT Corp.	786	74	Alexandria Real Estate Equities, Inc.(ö)	143	11
Exxon Mobil Corp.	24,821	2,455	Alleghany Corp.(Æ)	111	46
First Solar, Inc.(Æ)	519	33	Alliance Data Systems Corp.(Æ)	165	43
FMC Technologies, Inc.(Æ)	359	22	Allied World Assurance Co. Holdings AG	1,300	47
Golar LNG, Ltd.(Æ)	270	17	Allstate Corp. (The)	3,152	184
Gulfport Energy Corp.(Æ)	406	22	Ally Financial, Inc.(Æ)	363	8
Halliburton Co.	3,969	274	American Campus Communities, Inc.(ö)	229	9
Helmerich & Payne, Inc.	605	64	American Capital Agency Corp.(ö)	1,513	35
Hess Corp.	2,404	238	American Express Co.	2,208	194
HollyFrontier Corp.	1,003	47	American Financial Group, Inc.	704	39
Hubbell, Inc. Class B(Æ)	413	48	American Homes 4 Rent Class A(ö)	297	5
Kinder Morgan, Inc.	2,766	100	American International Group, Inc.	7,758	402
Laredo Petroleum, Inc.(Æ)	369	10	American National Insurance Co.	66	7
Marathon Oil Corp.	4,826	187	American Realty Capital Properties, Inc.(ö)	1,440	19
Marathon Petroleum Corp.	1,652	138	American Tower Corp. Class A(ö)	543	51
Murphy Oil Corp.	938	58	Ameriprise Financial, Inc.	958	115
Nabors Industries, Ltd.	2,461	67	Annaly Capital Management, Inc.(ö)	3,238	36
National Oilwell Varco, Inc.	2,661	216	Aon PLC	1,538	130
Newfield Exploration Co.(Æ)	1,135	46	Apartment Investment & Management Co.
Noble Energy, Inc.	661	44	Class A(ö)	132	5
NOW, Inc.(Æ)	497	16	Arch Capital Group, Ltd.(Æ)	1,315	70
Oasis Petroleum, Inc.(Æ)	132	7	Arthur J Gallagher & Co.	685	31
Occidental Petroleum Corp.	4,266	416	Aspen Insurance Holdings, Ltd.	838	34
Oceaneering International, Inc.	331	22	Associated Banc-Corp.	889	16
Oil States International, Inc.(Æ)	318	19	Assurant, Inc.	959	61
ONEOK, Inc.	1,002	65	Assured Guaranty, Ltd.	905	20
Patterson-UTI Energy, Inc.	1,153	40	AvalonBay Communities, Inc.(ö)	243	36
PBF Energy, Inc. Class A	554	15	Axis Capital Holdings, Ltd.	1,114	48
Peabody Energy Corp.	1,167	18	Bank of America Corp.	51,168	779
Phillips 66(Æ)	3,833	311	Bank of Hawaii Corp.	300	17
Pioneer Natural Resources Co.	610	135	Bank of New York Mellon Corp. (The)	6,322	247
QEP Resources, Inc.	881	29	BankUnited, Inc.	416	13
Range Resources Corp.	217	16	BB&T Corp.	4,554	169
Rowan Companies PLC(Æ)	602	18	Berkshire Hathaway, Inc. Class B(Æ)	10,121	1,268
RPC, Inc.	448	10	BioMed Realty Trust, Inc.(ö)	411	9
SandRidge Energy, Inc.(Æ)	3,250	19	BlackRock, Inc. Class A	551	168
Schlumberger, Ltd.	5,061	548	BOK Financial Corp.	255	17
Seadrill, Ltd.	1,540	56	Boston Properties, Inc.(ö)	248	30
SM Energy Co.	83	7	Brandywine Realty Trust(ö)	340	5

See accompanying notes which are an integral part of this quarterly report.

30 Select U.S. Equity Fund

Russell Investment Company

Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$			Shares	$
Broadridge Financial Solutions, Inc.	1,030		42	Goldman Sachs Group, Inc. (The)	2,406	415
Brown & Brown, Inc.	768		24	Hanover Insurance Group, Inc. (The)	390	23
Camden Property Trust(ö)	183		13	Hartford Financial Services Group, Inc.	2,058	70
Capital One Financial Corp.	3,202		255	HCC Insurance Holdings, Inc.	960	45
CBL & Associates Properties, Inc.(ö)	244		5	HCP, Inc.(ö)	837	35
CBOE Holdings, Inc.	323		16	Health Care, Inc.(ö)	272	17
CBRE Group, Inc. Class A(Æ)	988		30	Healthcare Trust of America, Inc. Class A(ö)	459	5
Charles Schwab Corp. (The)	4,551		126	Home Properties, Inc.(ö)	119	8
Chimera Investment Corp.(ö)	4,362		14	Hospitality Properties Trust(ö)	263	8
Chubb Corp. (The)	1,912		166	Host Hotels & Resorts, Inc.(ö)	3,330	72
Cincinnati Financial Corp.	1,232		57	Howard Hughes Corp. (The)(Æ)	181	26
CIT Group, Inc.	771		38	Hudson City Bancorp, Inc.	2,853	28
Citigroup, Inc.	14,785		722	Huntington Bancshares, Inc.	4,056	40
City National Corp.	301		23	Interactive Brokers Group, Inc. Class A	689	16
CME Group, Inc. Class A	1,736		128	Intercontinental Exchange, Inc.	246	47
CNA Financial Corp.	215		8	Invesco, Ltd.	1,335	50
Columbia Property Trust, Inc.(ö)	236		6	Jack Henry & Associates, Inc.	460	27
Comerica, Inc.	883		44	Jones Lang LaSalle, Inc.	365	45
Commerce Bancshares, Inc.	681		31	JPMorgan Chase & Co.	19,658	1,133
CoreLogic, Inc.(Æ)	263		7	KeyCorp	3,812	52
Corporate Office Properties Trust(ö)	187		5	Kilroy Realty Corp.(ö)	144	9
Corrections Corp. of America(ö)	454		15	Kimco Realty Corp.(ö)	818	18
Cullen/Frost Bankers, Inc.	472		37	Lazard, Ltd. Class A	578	30
DDR Corp.(ö)	438		8	Legg Mason, Inc.	908	43
Digital Realty Trust, Inc.(ö)	193		12	Leucadia National Corp.	1,399	35
Discover Financial Services	2,177		133	Liberty Property Trust(ö)	323	11
Douglas Emmett, Inc.(ö)	299		9	Lincoln National Corp.	1,226	64
Duke Realty Corp.(ö)	705		13	Loews Corp.	2,434	103
Dun & Bradstreet Corp. (The)	103		11	LPL Financial Holdings, Inc.	286	14
E*Trade Financial Corp.(Æ)	1,742		37	M&T Bank Corp.	968	118
East West Bancorp, Inc.	530		18	Macerich Co. (The)(ö)	228	15
Eaton Vance Corp.	315		11	Markel Corp.(Æ)	103	65
Endurance Specialty Holdings, Ltd.	473		25	Marsh & McLennan Cos., Inc.	2,634	134
Equifax, Inc.	772		59	MasterCard, Inc. Class A	3,266	242
Equity Commonwealth(Æ)(ö)	171		5	MBIA, Inc.(Æ)	751	7
Equity Residential(ö)	1,142		74	Mercury General Corp.	317	16
Erie Indemnity Co. Class A	202		15	MetLife, Inc.	4,936	260
Essex Property Trust, Inc.(ö)	113		21	MFA Financial, Inc.(ö)	2,823	23
Everest Re Group, Ltd.	480		75	Mid-America Apartment Communities, Inc.
Extra Space Storage, Inc.(ö)	461		24	(ö)	140	10
FactSet Research Systems, Inc.	182		22	Moody's Corp.	826	72
Federal Realty Investment Trust(ö)	246		30	Morgan Stanley	7,970	258
Federated Investors, Inc. Class B	217		6	Morningstar, Inc.	121	8
Fidelity National Information Services, Inc.	1,606		91	MSCI, Inc. Class A(Æ)	540	24
Fifth Third Bancorp	3,626		74	NASDAQ OMX Group, Inc. (The)	926	39
First Horizon National Corp.	1,084		13	National Retail Properties, Inc.(ö)	264	9
First Niagara Financial Group, Inc.	1,748		15	Navient Corp.	1,419	24
First Republic Bank	671		31	New York Community Bancorp, Inc.	3,408	54
Fiserv, Inc.(Æ)	1,616		100	Northern Trust Corp.	1,487	99
FleetCor Technologies, Inc.(Æ)	256		34	NorthStar Asset Management Group, Inc.(Æ)	1,156	21
FNF Group	2,213		60	NorthStar Realty Finance Corp.(Æ)(ö)	877	14
FNFV Group(Æ)	715		12	Ocwen Financial Corp.(Æ)	122	4
Forest City Enterprises, Inc. Class A(Æ)	476		9	Old Republic International Corp.	1,596	23
Franklin Resources, Inc.	1,631		88	Omega Healthcare Investors, Inc.(ö)	199	7
Fulton Financial Corp.	1,112		13	PacWest Bancorp	289	12
Gaming and Leisure Properties, Inc.(ö)	159		5	PartnerRe, Ltd. - ADR	508	53
General Growth Properties, Inc.(ö)	824		19	People's United Financial, Inc.	2,393	35
Genworth Financial, Inc. Class A(Æ)	4,364		57	Piedmont Office Realty Trust, Inc. Class A(ö)	357	7
Global Payments, Inc.	413		29	Plum Creek Timber Co., Inc.(ö)	224	9

				See accompanying notes which are an integral part of this quarterly report.
					Select U.S. Equity Fund 31

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)		Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($) or	Value	Amount ($) or	Value
Shares	$	Shares	$

PNC Financial Services Group, Inc. (The)	3,156	261	White Mountains Insurance Group, Ltd.	61	37
Popular, Inc.(Æ)	520	17	WP Carey, Inc.(ö)	214	14
Post Properties, Inc.(ö)	116	6	WR Berkley Corp.	1,000	45
Principal Financial Group, Inc.	1,333	66	XL Group PLC Class A	1,565	50
ProAssurance Corp.	565	25	Zillow, Inc. Class A(Æ)	118	17
Progressive Corp. (The)	4,502	106	Zions Bancorporation	719	21
Prologis, Inc.(ö)	899	37			17,079
Protective Life Corp.	564	39
Prudential Financial, Inc.	2,481	216	Health Care - 12.0%
Public Storage(ö)	333	57	Abbott Laboratories	8,628	363
Raymond James Financial, Inc.	723	37	AbbVie, Inc.	4,826	253
Rayonier, Inc.(ö)	185	6	Actavis PLC(Æ)	1,032	221
Realogy Holdings Corp.(Æ)	317	12	Aetna, Inc.	2,155	167
Realty Income Corp.(ö)	625	27	Alere, Inc.(Æ)	667	27
Regency Centers Corp.(ö)	196	11	Alexion Pharmaceuticals, Inc.(Æ)	902	143
Regions Financial Corp.	3,941	40	Align Technology, Inc.(Æ)	87	5
Reinsurance Group of America, Inc. Class A	482	39	Alkermes PLC(Æ)	571	24
RenaissanceRe Holdings, Ltd.	510	50	Allergan, Inc.	1,230	204
Retail Properties of America, Inc. Class A(ö)	439	7	Allscripts Healthcare Solutions, Inc.(Æ)	391	6
Santander Consumer USA Holdings, Inc.	242	5	Alnylam Pharmaceuticals, Inc.(Æ)	196	11
SEI Investments Co.	697	25	AmerisourceBergen Corp. Class A	939	72
Senior Housing Properties Trust(ö)	637	15	Amgen, Inc.	2,027	258
Signature Bank(Æ)	224	26	athenahealth, Inc.(Æ)	102	13
Simon Property Group, Inc.(ö)	720	121	Baxter International, Inc.	1,992	149
SL Green Realty Corp.(ö)	368	40	Becton Dickinson and Co.	801	93
SLM Corp.	954	8	Biogen Idec, Inc.(Æ)	879	294
Spirit Realty Capital, Inc.(ö)	2,061	24	BioMarin Pharmaceutical, Inc.(Æ)	158	10
StanCorp Financial Group, Inc.	261	16	Bio-Rad Laboratories, Inc. Class A(Æ)	188	22
Starwood Property Trust, Inc.(ö)	1,294	31	Boston Scientific Corp.(Æ)	7,756	99
State Street Corp.	2,399	169	Bristol-Myers Squibb Co.	5,614	284
SunTrust Banks, Inc.	2,195	84	Brookdale Senior Living, Inc. Class A(Æ)	136	5
SVB Financial Group(Æ)	136	15	Bruker Corp.(Æ)	478	11
Synovus Financial Corp.	653	15	Cardinal Health, Inc.	1,856	133
T Rowe Price Group, Inc.	986	77	CareFusion Corp.(Æ)	1,203	53
Tanger Factory Outlet Centers, Inc.(ö)	301	10	Catamaran Corp.(Æ)	220	10
TCF Financial Corp.	836	13	Celgene Corp.(Æ)	2,079	181
TD Ameritrade Holding Corp.	1,175	38	Centene Corp.(Æ)	276	20
TFS Financial Corp.(Æ)	575	8	Cerner Corp.(Æ)	1,116	62
Thomson Reuters Corp.	1,984	75	Charles River Laboratories International,
Torchmark Corp.	1,236	65	Inc.(Æ)	96	5
Total System Services, Inc.	699	22	Cigna Corp.	1,232	111
Travelers Cos., Inc. (The)	2,506	224	Community Health Systems, Inc.(Æ)	501	24
Twenty-First Century Fox, Inc.(Æ)	7,350	233	Cooper Cos., Inc. (The)	188	30
Two Harbors Investment Corp.(ö)	1,833	19	Covance, Inc.(Æ)	75	6
UDR, Inc.(ö)	474	14	Covidien PLC	2,701	234
Unum Group	1,320	45	CR Bard, Inc.	322	48
US Bancorp	9,522	399	Cubist Pharmaceuticals, Inc.(Æ)	292	18
Validus Holdings, Ltd.	663	24	DaVita HealthCare Partners, Inc.(Æ)	583	41
Vantiv, Inc. Class A(Æ)	139	5	Dentsply International, Inc.	895	42
Ventas, Inc.(ö)	295	19	Edwards Lifesciences Corp.(Æ)	104	9
Visa, Inc. Class A	1,558	329	Eli Lilly & Co.	6,113	373
Vornado Realty Trust(ö)	710	75	Endo International PLC(Æ)	556	37
Voya Financial, Inc.	564	21	Express Scripts Holding Co.(Æ)	2,930	204
Waddell & Reed Financial, Inc. Class A	423	22	Gilead Sciences, Inc.(Æ)	5,053	463
Washington Prime Group, Inc.(Æ)(ö)	338	6	HCA Holdings, Inc.(Æ)	1,870	122
Weingarten Realty Investors(ö)	261	9	Health Net, Inc.(Æ)	654	27
Wells Fargo & Co.	27,195	1,383	Henry Schein, Inc.(Æ)	449	52
Western Union Co. (The)	604	11	Hill-Rom Holdings, Inc.	285	11
Weyerhaeuser Co.(ö)	824	26	Hologic, Inc.(Æ)	537	14

See accompanying notes which are an integral part of this quarterly report.

32 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)		Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($) or	Value	Amount ($) or	Value
Shares	$	Shares	$

Hospira, Inc.(Æ)	981	54	AptarGroup, Inc.	394	24
Humana, Inc.	1,226	144	Ashland, Inc.	394	41
IDEXX Laboratories, Inc.(Æ)	411	51	Ball Corp.	1,142	70
Illumina, Inc.(Æ)	538	86	Bemis Co., Inc.	830	32
Incyte Corp., Ltd.(Æ)	476	23	Brown-Forman Corp. Class B - ADR(Æ)	1,238	107
Intercept Pharmaceuticals, Inc.(Æ)	52	12	Cabot Corp.	510	27
Intuitive Surgical, Inc.(Æ)	57	26	Carpenter Technology Corp.	426	23
Jazz Pharmaceuticals PLC(Æ)	229	32	Celanese Corp. Class A	887	52
Johnson & Johnson	14,306	1,431	CF Industries Holdings, Inc.	383	96
Laboratory Corp. of America Holdings(Æ)	540	56	Cliffs Natural Resources, Inc.	667	12
LifePoint Hospitals, Inc.(Æ)	253	18	Crown Holdings, Inc.(Æ)	288	13
Mallinckrodt PLC(Æ)	263	18	Cytec Industries, Inc.	201	20
McKesson Corp.	1,021	196	Domtar Corp.	595	21
Medivation, Inc.(Æ)	180	13	Dow Chemical Co. (The)	6,579	337
MEDNAX, Inc.(Æ)	480	28	Eagle Materials, Inc.	188	17
Medtronic, Inc.	5,262	325	Eastman Chemical Co.	471	37
Merck & Co., Inc.	15,570	883	Ecolab, Inc.	843	91
Mylan, Inc.(Æ)	1,379	68	EI du Pont de Nemours & Co.	3,365	216
Myriad Genetics, Inc.(Æ)	321	12	Fastenal Co.	914	41
Omnicare, Inc.	632	40	FMC Corp.	374	24
Patterson Cos., Inc.	729	28	Freeport-McMoRan, Inc.	4,830	180
PerkinElmer, Inc.	797	37	Greif, Inc. Class A	177	9
Perrigo Co. PLC	329	49	Hexcel Corp.(Æ)	353	13
Pfizer, Inc.	34,378	987	Huntsman Corp.	825	21
Pharmacyclics, Inc.(Æ)	67	8	Ingersoll-Rand PLC	1,477	87
Qiagen NV(Æ)	674	16	International Flavors & Fragrances, Inc.	639	65
Quest Diagnostics, Inc.	1,091	67	International Paper Co.	1,396	66
Questcor Pharmaceuticals, Inc.	286	26	Lennox International, Inc.	157	13
Quintiles Transnational Holdings, Inc.(Æ)	112	6	LyondellBasell Industries NV Class A	1,583	168
Regeneron Pharmaceuticals, Inc.(Æ)	255	81	Martin Marietta Materials, Inc.	182	23
ResMed, Inc.	629	33	MeadWestvaco Corp.	1,227	51
Salix Pharmaceuticals, Ltd.(Æ)	263	35	Monsanto Co.	1,360	154
Seattle Genetics, Inc.(Æ)	107	4	Mosaic Co. (The)	1,202	55
Sirona Dental Systems, Inc.(Æ)	325	26	MRC Global, Inc.(Æ)	363	10
St. Jude Medical, Inc.	1,135	74	NewMarket Corp.	68	26
Stryker Corp.	1,855	148	Newmont Mining Corp.	1,990	50
Techne Corp.	197	18	Nucor Corp.	1,397	70
Teleflex, Inc.	340	37	Owens Corning	534	18
Tenet Healthcare Corp.(Æ)	106	6	Owens-Illinois, Inc.(Æ)	182	6
Thermo Fisher Scientific, Inc.	2,303	280	Packaging Corp. of America	364	24
United Therapeutics Corp.(Æ)	295	27	Pentair PLC(Æ)	1,072	69
UnitedHealth Group, Inc.	5,848	474	Platform Specialty Products Corp.(Æ)	509	13
Universal Health Services, Inc. Class B	401	43	PPG Industries, Inc.	547	109
Varian Medical Systems, Inc.(Æ)	490	40	Praxair, Inc.	890	114
VCA, Inc.(Æ)	427	16	Precision Castparts Corp.	394	90
Veeva Systems, Inc. Class A(Æ)	193	5	Reliance Steel & Aluminum Co.	410	28
Vertex Pharmaceuticals, Inc.(Æ)	265	24	Rock-Tenn Co. Class A	289	29
WellPoint, Inc.	2,195	241	Rockwood Holdings, Inc.	147	12
Zimmer Holdings, Inc.	1,333	133	Royal Gold, Inc.	344	26
Zoetis, Inc. Class A	790	26	RPM International, Inc.	627	28
		11,575	Scotts Miracle-Gro Co. (The) Class A	149	8
			Sealed Air Corp.	699	22
Materials and Processing - 3.8%			Sherwin-Williams Co. (The)	239	49
Acuity Brands, Inc.	178	19	Sigma-Aldrich Corp.	635	64
Air Products & Chemicals, Inc.	1,392	184	Silgan Holdings, Inc.	196	10
Airgas, Inc.	242	26	Sonoco Products Co.	857	34
Albemarle Corp.	297	18	Southern Copper Corp.	278	9
Alcoa, Inc.	7,822	128	Steel Dynamics, Inc.	822	17
Allegheny Technologies, Inc.	872	33	Tahoe Resources, Inc.(Æ)	456	12

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 33

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Timken Co. (The)	344	15	General Dynamics Corp.	2,388	279
United States Steel Corp.	465	16	General Electric Co.	49,836	1,252
USG Corp.(Æ)	385	10	Genesee & Wyoming, Inc. Class A(Æ)	109	11
Valmont Industries, Inc.	180	26	Genpact, Ltd.(Æ)	732	13
Valspar Corp.	94	7	Graco, Inc.	196	15
Vulcan Materials Co.	630	40	Honeywell International, Inc.	2,394	220
Westlake Chemical Corp.	197	17	Huntington Ingalls Industries, Inc.	229	21
WR Grace & Co.(Æ)	48	4	IDEX Corp.	611	46
		3,696	IHS, Inc. Class A(Æ)	115	15
			Illinois Tool Works, Inc.	1,496	123
Producer Durables - 10.6%			Iron Mountain, Inc.	168	6
3M Co.	2,296	323	ITT Corp.	483	22
Accenture PLC Class A	2,016	160	Jacobs Engineering Group, Inc.(Æ)	641	33
ADT Corp. (The)	749	26	JB Hunt Transport Services, Inc.	412	32
AECOM Technology Corp.(Æ)	467	16	Joy Global, Inc.	468	28
AGCO Corp.	428	21	Kansas City Southern	130	14
Agilent Technologies, Inc.	754	42	KBR, Inc.	681	14
Air Lease Corp. Class A	512	18	Kennametal, Inc.	362	15
Alaska Air Group, Inc.	645	28	Kirby Corp.(Æ)	417	49
Allegion PLC	74	4	L-3 Communications Holdings, Inc. Class 3	1,020	107
Alliant Techsystems, Inc.	252	33	Landstar System, Inc.	379	25
Allison Transmission Holdings, Inc. Class A	611	18	Lexmark International, Inc. Class A	525	25
American Airlines Group, Inc.	2,786	108	Lincoln Electric Holdings, Inc.	358	24
Ametek, Inc.	1,091	53	Lockheed Martin Corp.	1,215	203
AO Smith Corp.	275	13	Manitowoc Co., Inc. (The)	562	15
Automatic Data Processing, Inc.	1,700	138	Manpowergroup, Inc.	599	47
Avery Dennison Corp.	281	13	Mettler-Toledo International, Inc.(Æ)	140	36
B/E Aerospace, Inc.(Æ)	434	37	Middleby Corp.(Æ)	113	8
Babcock & Wilcox Co. (The)	861	27	MSC Industrial Direct Co., Inc. Class A	223	19
Boeing Co. (The)	2,071	250	National Instruments Corp.	252	8
Booz Allen Hamilton Holding Corp. Class A	387	9	Navistar International Corp.(Æ)	123	4
Carlisle Cos., Inc.	681	54	Nordson Corp.	50	4
Caterpillar, Inc.	3,446	347	Norfolk Southern Corp.	1,822	185
CH Robinson Worldwide, Inc.	522	35	Northrop Grumman Corp.	1,775	219
Chicago Bridge & Iron Co.	486	29	Old Dominion Freight Line, Inc.(Æ)	520	33
Cintas Corp.	883	55	Oshkosh Corp.	702	32
Clean Harbors, Inc.(Æ)	76	4	PACCAR, Inc.	469	29
Colfax Corp.(Æ)	427	27	Pall Corp.	375	29
Con-way, Inc.	258	13	Parker Hannifin Corp.	941	108
Copa Holdings SA Class A	39	6	Paychex, Inc.	1,238	51
Copart, Inc.(Æ)	607	20	Pitney Bowes, Inc.	1,030	28
Covanta Holding Corp.	268	5	Quanta Services, Inc.(Æ)	1,971	66
Crane Co.	358	25	Raytheon Co.	2,394	217
CSX Corp.	5,718	171	Regal-Beloit Corp.	238	17
Cummins, Inc.	875	122	Republic Services, Inc. Class A	1,862	71
Danaher Corp.	2,849	210	Robert Half International, Inc.	1,005	49
Deere & Co.	1,892	161	Rockwell Automation, Inc.	712	80
Delta Air Lines, Inc.	5,355	201	Rockwell Collins, Inc.	620	45
Donaldson Co., Inc.	741	29	Rollins, Inc.	334	9
Dover Corp.	1,093	94	Roper Industries, Inc.	531	77
Eaton Corp. PLC	2,654	180	RR Donnelley & Sons Co.	451	8
Emerson Electric Co.	2,636	168	Ryder System, Inc.	504	43
Expeditors International of Washington, Inc.	749	32	Snap-on, Inc.	494	59
FedEx Corp.	1,512	222	Southwest Airlines Co.	3,104	88
Flir Systems, Inc.	726	24	Spirit AeroSystems Holdings, Inc. Class A(Æ)	735	24
Flowserve Corp.	547	40	Spirit Airlines, Inc.(Æ)	322	21
Fluor Corp.	385	28	SPX Corp.	387	38
Foster Wheeler AG	444	15	Stanley Black & Decker, Inc.	693	61
GATX Corp.	386	24	Stericycle, Inc.(Æ)	413	49

See accompanying notes which are an integral part of this quarterly report.
34 Select U.S. Equity Fund

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)		Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($) or	Value	Amount ($) or	Value
Shares	$	Shares	$

Teekay Corp.	242	13	CommScope Holding Co., Inc.(Æ)	404	10
Terex Corp.	870	30	Computer Sciences Corp.	1,394	87
Textron, Inc.	1,990	72	Concur Technologies, Inc.(Æ)	68	6
Tidewater, Inc.	232	11	Corning, Inc.	9,810	193
TimkenSteel Corp.(Æ)	177	8	Cree, Inc.(Æ)	277	13
Toro Co. (The)	448	27	Dolby Laboratories, Inc. Class A(Æ)	297	13
Towers Watson & Co. Class A	185	19	DST Systems, Inc.	351	32
TransDigm Group, Inc.	289	49	EchoStar Corp. Class A(Æ)	240	12
Trimble Navigation, Ltd.(Æ)	1,118	35	Electronic Arts, Inc.(Æ)	1,465	49
Trinity Industries, Inc.	754	33	EMC Corp.	11,945	350
Triumph Group, Inc.	212	13	Equinix, Inc.(Æ)	75	16
Tyco International, Ltd.	2,779	120	F5 Networks, Inc.(Æ)	446	50
Union Pacific Corp.	3,379	332	Facebook, Inc. Class A(Æ)	7,024	510
United Continental Holdings, Inc.(Æ)	1,232	57	FireEye, Inc.(Æ)	156	6
United Parcel Service, Inc. Class B	1,742	169	Fortinet, Inc.(Æ)	668	16
United Rentals, Inc.(Æ)	407	43	Freescale Semiconductor, Ltd.(Æ)	525	11
United Technologies Corp.	4,487	472	Gartner, Inc.(Æ)	206	14
URS Corp.	305	17	Google, Inc. Class C(Æ)	2,093	1,205
Verisk Analytics, Inc. Class A(Æ)	450	27	Groupon, Inc. Class A(Æ)	714	5
Wabtec Corp.	632	51	Harris Corp.	759	52
Waste Connections, Inc.	677	32	Hewlett-Packard Co.	12,906	460
Waste Management, Inc.	2,025	91	IAC/InterActiveCorp	434	29
Waters Corp.(Æ)	265	27	Informatica Corp.(Æ)	181	6
WESCO International, Inc.(Æ)	216	17	Ingram Micro, Inc. Class A(Æ)	1,233	35
WW Grainger, Inc.	250	59	Intel Corp.	27,375	927
Xerox Corp.	8,573	114	International Business Machines Corp.	3,719	713
Xylem, Inc.	899	32	Intuit, Inc.	1,251	103
Zebra Technologies Corp. Class A(Æ)	345	28	IPG Photonics Corp.(Æ)	75	5
		10,145	Jabil Circuit, Inc.	1,007	20
			JDS Uniphase Corp.(Æ)	748	9
Technology - 15.2%			Juniper Networks, Inc.	2,712	64
3D Systems Corp.(Æ)	161	8	KLA-Tencor Corp.	575	41
Activision Blizzard, Inc.	2,127	48	Knowles Corp.(Æ)	422	12
Adobe Systems, Inc.(Æ)	2,296	159	Lam Research Corp.	1,035	72
Akamai Technologies, Inc.(Æ)	887	52	Lambda TD Software, Inc.(Æ)	1,181	20
Altera Corp.	904	30	Leidos Holdings, Inc.	443	16
Amdocs, Ltd.	2,057	93	Linear Technology Corp.	980	43
Amphenol Corp. Class A	672	65	LinkedIn Corp. Class A(Æ)	150	27
Analog Devices, Inc.	1,614	80	Marvell Technology Group, Ltd.	3,791	51
Ansys, Inc.(Æ)	533	41	Maxim Integrated Products, Inc.	2,123	62
AOL, Inc.(Æ)	410	16	Microchip Technology, Inc.	1,452	65
Apple, Inc.	25,101	2,398	Micron Technology, Inc.(Æ)	5,812	178
Applied Materials, Inc.	5,009	105	MICROS Systems, Inc.(Æ)	441	30
ARRIS Group, Inc.(Æ)	634	22	Microsoft Corp.	38,463	1,659
Arrow Electronics, Inc.(Æ)	994	58	Motorola Solutions, Inc.	960	61
Atmel Corp.(Æ)	622	5	NCR Corp.(Æ)	500	15
Autodesk, Inc.(Æ)	1,212	65	NetApp, Inc.	858	33
Avago Technologies, Ltd. Class A	1,150	80	NetSuite, Inc.(Æ)	60	5
Avnet, Inc.	1,166	49	Nuance Communications, Inc.(Æ)	847	15
AVX Corp.	756	10	NVIDIA Corp.	3,694	65
Broadcom Corp. Class A	2,682	103	ON Semiconductor Corp.(Æ)	1,904	16
Brocade Communications Systems, Inc.	3,969	37	Oracle Corp.	13,829	559
CA, Inc.	2,444	71	Palo Alto Networks, Inc.(Æ)	253	20
Cadence Design Systems, Inc.(Æ)	428	7	PTC, Inc.(Æ)	610	22
CDW Corp.	130	4	QUALCOMM, Inc.	6,921	510
Cisco Systems, Inc.	28,691	723	Rackspace Hosting, Inc.(Æ)	175	5
Citrix Systems, Inc.(Æ)	274	19	Red Hat, Inc.(Æ)	274	16
Cognizant Technology Solutions Corp. Class			Riverbed Technology, Inc.(Æ)	831	15
A(Æ)	3,347	164	Rovi Corp.(Æ)	304	7

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 35

Russell Investment Company Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Salesforce.com, Inc.(Æ)	2,077		113	NiSource, Inc.	2,685	100
SanDisk Corp.	1,194		110	Northeast Utilities	891	39
SBA Communications Corp. Class A(Æ)	547		58	NRG Energy, Inc.	1,228	38
ServiceNow, Inc.(Æ)	206		12	OGE Energy Corp.	576	21
Skyworks Solutions, Inc.	1,036		53	Pepco Holdings, Inc.	960	26
SolarWinds, Inc.(Æ)	141		6	PG&E Corp.	1,007	45
Solera Holdings, Inc.	102		7	Pinnacle West Capital Corp.	201	11
Splunk, Inc.(Æ)	168		8	PPL Corp.	1,279	42
Stratasys, Ltd.(Æ)	110		11	Public Service Enterprise Group, Inc.	1,731	61
SunEdison, Inc.(Æ)	1,623		32	Questar Corp.	1,055	23
Symantec Corp.	2,779		66	SCANA Corp.	535	27
Synopsys, Inc.(Æ)	1,089		41	Sempra Energy	1,594	158
Tech Data Corp.(Æ)	429		27	Seventy Seven Energy, Inc. Class W(Æ)	288	6
Teradata Corp.(Æ)	406		17	Southern Co.	1,467	64
Teradyne, Inc.	970		18	Sprint Corp.(Æ)	4,857	36
Texas Instruments, Inc.	5,266		244	TECO Energy, Inc.	847	15
TIBCO Software, Inc.(Æ)	246		5	Telephone & Data Systems, Inc.	482	12
Twitter, Inc.(Æ)	599		27	T-Mobile US, Inc.(Æ)	2,248	74
VeriFone Systems, Inc.(Æ)	529		18	UGI Corp.	1,249	61
VeriSign, Inc.(Æ)	179		10	US Cellular Corp.(Æ)	143	6
Vishay Intertechnology, Inc.	1,004		15	Vectren Corp.	641	24
VMware, Inc. Class A(Æ)	587		58	Verizon Communications, Inc.	10,630	535
Western Digital Corp.	1,785		178	Westar Energy, Inc. Class A	384	14
Workday, Inc. Class A(Æ)	132		11	Windstream Holdings, Inc.	2,526	29
Xilinx, Inc.	829		34	Wisconsin Energy Corp.	825	36
Yahoo!, Inc.(Æ)	5,453		195	Xcel Energy, Inc.	1,385	43
Yelp, Inc. Class A(Æ)	187		13			3,609
Zynga, Inc. Class A(Æ)	2,360		7
		14,567 Total Common Stocks
				(cost $91,008)		90,986
Utilities - 3.8%				Total Investments 94.6%
AES Corp.	391		6	(identified cost $91,008)		90,986
AGL Resources, Inc.	1,086		56
Alliant Energy Corp.	376		21
Ameren Corp.	250		10	Other Assets and Liabilities, Net
American Electric Power Co., Inc.	1,587		83	- 5.4%		5,145
American Water Works Co., Inc.	811		39	Net Assets - 100.0%		96,131
Aqua America, Inc.	1,068		25
AT&T, Inc.	24,947		887
Atmos Energy Corp.	1,047		51
Calpine Corp.(Æ)	1,029		23
CenterPoint Energy, Inc.	2,017		49
CenturyLink, Inc.	3,125		122
CMS Energy Corp.	668		19
Consolidated Edison, Inc.	785		44
Dominion Resources, Inc.	731		49
DTE Energy Co.	641		47
Duke Energy Corp.	1,028		74
Edison International	468		26
Energen Corp.	399		33
Entergy Corp.	309		23
Exelon Corp.	2,318		72
Frontier Communications Corp.	8,178		54
Hawaiian Electric Industries, Inc.	415		10
Integrys Energy Group, Inc.	344		23
Level 3 Communications, Inc.(Æ)	760		33
MDU Resources Group, Inc.	1,986		63
National Fuel Gas Co.	538		37
NextEra Energy, Inc.	890		84

See accompanying notes which are an integral part of this quarterly report.
36 Select U.S. Equity Fund

Russell Investment Company

Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CME E-Mini Technology Sector Futures				9	USD	351	09/14	—
Russell 1000 Mini Index Futures				6	USD	644	09/14	—
S&P E-Mini Health Care Select Sector Index Futures				5	USD	305	09/14	—
S&P E-Mini Utilities Select Sector Index Futures				8	USD	332	09/14	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								—

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Common Stocks
Consumer Discretionary		$12,936		$—			$—	$12,936
Consumer Staples		6,776		—			—	6,776
Energy		10,603		—			—	10,603
Financial Services		17,049		—			—	17,079
Health Care		11,575		—			—	11,575
Materials and Processing		3,696		—			—	3,696
Producer Durables		10,145		—			—	10,145
Technology		14,567		—			—	14,567
Utilities		3,609		—			—	3,609
Total Investments		90,956		—			—	90,986

Other Financial Instruments
Futures Contracts		—		—			—	—
Total Other Financial Instruments*		$—		$—			$—	$—

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 37

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.0%			Yum! Brands, Inc.	26,690	1,852
Consumer Discretionary - 15.0%					61,682
Advance Auto Parts, Inc.	670	81
Amazon.com, Inc.(Æ)	5,790	1,812	Consumer Staples - 3.4%
AutoZone, Inc.(Æ)	1,370	708	Altria Group, Inc.	5,400	219
Big Lots, Inc.	3,100	136	Coca-Cola Co. (The)	32,100	1,261
Brinker International, Inc.	3,400	152	Coca-Cola Enterprises, Inc.	2,700	123
Carnival Corp.	16,370	593	Colgate-Palmolive Co.	33,200	2,104
CBS Corp. Class B	3,835	218	Constellation Brands, Inc. Class A(Æ)	6,536	544
CBS Outdoor Americas, Inc.	1,442	48	CVS Caremark Corp.	28,350	2,164
Chipotle Mexican Grill, Inc. Class A(Æ)	1,637	1,101	Hershey Co. (The)	2,400	212
Choice Hotels International, Inc.	1,700	80	Kimberly-Clark Corp.	1,000	104
Columbia Sportswear Co.	800	60	Kroger Co. (The)	16,800	823
Comcast Corp. Class A(Æ)	88,960	4,781	Mondelez International, Inc. Class A	4,000	144
Costco Wholesale Corp.	9,340	1,098	Monster Beverage Corp.(Æ)	2,200	141
Discovery Communications, Inc. Class A(Æ)	7,700	656	Philip Morris International, Inc.	11,400	935
Domino's Pizza, Inc.	500	36	Procter & Gamble Co. (The)	40,800	3,155
DR Horton, Inc.	45,266	937	Reynolds American, Inc.	8,900	497
eBay, Inc.(Æ)	27,070	1,429	WhiteWave Foods Co. (The) Class A(Æ)	6,900	206
Estee Lauder Cos., Inc. (The) Class A	18,051	1,326	Whole Foods Market, Inc.	39,090	1,494
Ford Motor Co.	191,900	3,266			14,126
Garmin, Ltd.	8,300	457
General Motors Co.	22,410	758	Energy - 8.5%
Harman International Industries, Inc.	2,000	217	Apache Corp.	500	51
Home Depot, Inc.	16,900	1,366	Baker Hughes, Inc.	9,550	657
Johnson Controls, Inc.	111,311	5,258	Cameron International Corp.(Æ)	25,500	1,808
Las Vegas Sands Corp.	17,300	1,278	Chevron Corp.	40,670	5,257
Liberty Media Corp.(Æ)	18,650	877	Cimarex Energy Co.	540	75
Lowe's Cos., Inc.	51,330	2,456	ConocoPhillips	16,890	1,394
Macy's, Inc.	4,500	260	Continental Resources, Inc.(Æ)	3,665	538
Mattel, Inc.	40,460	1,433	Devon Energy Corp.	5,200	393
Michael Kors Holdings, Ltd.(Æ)	6,214	506	EOG Resources, Inc.	7,430	813
Nike, Inc. Class B	20,413	1,574	EQT Corp.	3,300	310
Nordstrom, Inc.	3,000	208	Exxon Mobil Corp.	92,061	9,106
Office Depot, Inc.(Æ)	3,200	16	Halliburton Co.	55,000	3,795
Omnicom Group, Inc.	3,300	231	Nabors Industries, Ltd.	5,500	149
O'Reilly Automotive, Inc.(Æ)	2,350	353	Newfield Exploration Co.(Æ)	2,500	101
Pearson PLC - ADR	24,469	470	Occidental Petroleum Corp.	13,505	1,320
Priceline Group, Inc. (The)(Æ)	606	753	Patterson-UTI Energy, Inc.	4,800	165
PulteGroup, Inc.	52,769	931	PBF Energy, Inc. Class A	1,900	51
PVH Corp.	6,555	722	Pioneer Natural Resources Co.	9,203	2,038
Ross Stores, Inc.	2,600	167	Rowan Companies PLC(Æ)	5,100	156
Royal Caribbean Cruises, Ltd.	13,632	813	Schlumberger, Ltd.	34,400	3,728
Starbucks Corp.	38,048	2,955	SM Energy Co.	1,700	134
Starwood Hotels & Resorts Worldwide, Inc.	19,290	1,482	Southwestern Energy Co.(Æ)	37,150	1,508
Tiffany & Co.	3,700	361	Valero Energy Corp.	14,000	711
Time Warner, Inc.	37,264	3,094	Weatherford International(Æ)	32,000	716
TJX Cos., Inc.	16,110	859	Whiting Petroleum Corp.(Æ)	1,020	90
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,787	534			35,064
Under Armour, Inc. Class A(Æ)	9,948	664
VF Corp.	3,900	239	Financial Services - 18.1%
Viacom, Inc. Class B	51,610	4,267	ACE, Ltd.	26,300	2,633
Wal-Mart Stores, Inc.	16,190	1,191	Affiliated Managers Group, Inc.(Æ)	2,190	436
Walt Disney Co. (The)	39,490	3,391	Aflac, Inc.	11,700	699
Williams-Sonoma, Inc.	1,800	121	Allstate Corp. (The)	4,200	245
WPP PLC - ADR	9,103	906	American Express Co.	33,960	2,989
Wyndham Worldwide Corp.	1,900	144	American International Group, Inc.	15,800	821
			American Tower Corp. Class A(ö)	12,170	1,149
			Ameriprise Financial, Inc.	12,520	1,497

See accompanying notes which are an integral part of this quarterly report.
38 Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Aon PLC	31,084	2,623	Centene Corp.(Æ)	1,300	94
Aspen Insurance Holdings, Ltd.	3,500	140	Cerner Corp.(Æ)	29,180	1,611
Assurant, Inc.	5,580	354	Cigna Corp.	31,150	2,805
Axis Capital Holdings, Ltd.	800	35	Covidien PLC	25,510	2,207
Bank of America Corp.	238,000	3,629	Eli Lilly & Co.	20,740	1,266
Berkshire Hathaway, Inc. Class B(Æ)	2,000	251	Express Scripts Holding Co.(Æ)	17,200	1,198
BlackRock, Inc. Class A	5,076	1,547	Gilead Sciences, Inc.(Æ)	26,203	2,399
Capital One Financial Corp.	36,660	2,916	HCA Holdings, Inc.(Æ)	16,600	1,084
CBOE Holdings, Inc.	4,400	213	Health Net, Inc.(Æ)	2,700	111
Charles Schwab Corp. (The)	4,250	118	Humana, Inc.	4,300	506
Chubb Corp. (The)	2,200	191	Illumina, Inc.(Æ)	3,220	515
Citigroup, Inc.	130,700	6,391	Johnson & Johnson	44,370	4,440
Comerica, Inc.	10,400	523	Magellan Health, Inc.(Æ)	1,800	104
Crown Castle International Corp.(ö)	19,440	1,443	McKesson Corp.	12,660	2,429
Cullen/Frost Bankers, Inc.	5,830	455	Medtronic, Inc.	17,400	1,074
Discover Financial Services	33,056	2,018	Merck & Co., Inc.	68,280	3,874
E*Trade Financial Corp.(Æ)	6,400	135	Molina Healthcare, Inc.(Æ)	700	29
Everest Re Group, Ltd.	1,470	229	Perrigo Co. PLC	9,530	1,434
Fiserv, Inc.(Æ)	4,400	271	Pfizer, Inc.	354,357	10,170
FleetCor Technologies, Inc.(Æ)	6,000	797	Regeneron Pharmaceuticals, Inc.(Æ)	3,554	1,124
Franklin Resources, Inc.	25,220	1,366	Sanofi - ADR	29,697	1,552
Global Payments, Inc.	600	42	St. Jude Medical, Inc.	4,000	261
Goldman Sachs Group, Inc. (The)	19,850	3,430	UnitedHealth Group, Inc.	39,010	3,161
JPMorgan Chase & Co.	39,740	2,292	Valeant Pharmaceuticals International, Inc.
MasterCard, Inc. Class A	28,834	2,138	(Æ)	26,411	3,101
MetLife, Inc.	36,700	1,930	WellPoint, Inc.	6,720	738
Morgan Stanley	75,157	2,430	Zimmer Holdings, Inc.	1,900	190
Morningstar, Inc.	2,240	152			61,123
Northern Trust Corp.	27,660	1,850
PartnerRe, Ltd. - ADR	2,000	209	Materials and Processing - 4.4%
PNC Financial Services Group, Inc. (The)	48,320	3,988	Airgas, Inc.	4,970	531
Principal Financial Group, Inc.	6,700	333	Alcoa, Inc.	37,068	607
Progressive Corp. (The)	28,900	677	Ashland, Inc.	4,340	454
Prudential Financial, Inc.	9,790	851	Cabot Corp.	1,000	52
Reinsurance Group of America, Inc. Class A	2,600	209	Domtar Corp.	900	32
Simon Property Group, Inc.(ö)	7,173	1,206	Ecolab, Inc.	16,010	1,739
State Street Corp.	30,100	2,121	Fastenal Co.	32,840	1,456
SunTrust Banks, Inc.	8,300	316	Graphic Packaging Holding Co.(Æ)	6,100	73
SVB Financial Group(Æ)	530	58	Ingersoll-Rand PLC	7,530	443
T Rowe Price Group, Inc.	23,040	1,790	International Flavors & Fragrances, Inc.	5,400	545
TCF Financial Corp.	5,700	90	Lennox International, Inc.	3,100	264
Travelers Cos., Inc. (The)	18,670	1,672	LyondellBasell Industries NV Class A	10,219	1,086
US Bancorp	58,160	2,444	Masco Corp.	42,222	878
Visa, Inc. Class A	19,742	4,167	Monsanto Co.	43,040	4,870
Waddell & Reed Financial, Inc. Class A	3,290	174	Mosaic Co. (The)	32,850	1,514
Wells Fargo & Co.	62,210	3,166	Pentair PLC(Æ)	21,389	1,370
		73,849	PPG Industries, Inc.	11,043	2,191
					18,105
Health Care - 14.9%
AbbVie, Inc.	2,700	141	Producer Durables - 10.7%
Actavis PLC(Æ)	4,921	1,054	Accenture PLC Class A	4,400	349
Aetna, Inc.	6,600	512	AGCO Corp.	2,890	141
Amgen, Inc.	15,770	2,009	Agilent Technologies, Inc.	25,549	1,433
Baxter International, Inc.	18,235	1,362	American Airlines Group, Inc.	800	31
Biogen Idec, Inc.(Æ)	6,712	2,244	AO Smith Corp.	4,990	233
Boston Scientific Corp.(Æ)	84,700	1,083	Automatic Data Processing, Inc.	25,640	2,085
Bristol-Myers Squibb Co.	90,392	4,575	Boeing Co. (The)	37,450	4,511
Brookdale Senior Living, Inc. Class A(Æ)	6,800	236	Booz Allen Hamilton Holding Corp. Class A	1,900	42
Cardinal Health, Inc.	6,000	430	Canadian Pacific Railway, Ltd.	6,153	1,169

			See accompanying notes which are an integral part of this quarterly report.
			Russell U.S. Large Cap Equity Fund 39

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
CSX Corp.	33,900	1,014		Intel Corp.	64,460	2,184
Cummins, Inc.	2,490	347		International Business Machines Corp.	3,700	709
Deere & Co.	7,200	613		Intuit, Inc.	9,400	771
Delphi Automotive PLC	3,800	254		Juniper Networks, Inc.	36,360	856
Delta Air Lines, Inc.	67,808	2,540		Lam Research Corp.	12,539	878
Dover Corp.	8,080	693		LinkedIn Corp. Class A(Æ)	7,540	1,362
FedEx Corp.	6,180	908		Maxim Integrated Products, Inc.	41,000	1,202
Flowserve Corp.	15,340	1,136		Mentor Graphics Corp.	2,800	55
Fluor Corp.	15,671	1,142		Microsoft Corp.	102,442	4,422
General Dynamics Corp.	7,790	910		Motorola Solutions, Inc.	11,720	746
General Electric Co.	330,070	8,300		NetApp, Inc.	79,200	3,076
HD Supply Holdings, Inc.(Æ)	4,900	125		NVIDIA Corp.	17,000	298
Honeywell International, Inc.	45,660	4,193		NXP Semiconductor NV(Æ)	12,500	779
Hub Group, Inc. Class A(Æ)	3,500	162		ON Semiconductor Corp.(Æ)	11,600	99
Huntington Ingalls Industries, Inc.	4,400	400		Oracle Corp.	117,890	4,761
Illinois Tool Works, Inc.	10,840	893		Palo Alto Networks, Inc.(Æ)	3,700	299
ITT Corp.	2,600	120		Polycom, Inc.(Æ)	4,900	63
Jacobs Engineering Group, Inc.(Æ)	4,300	218		QUALCOMM, Inc.	21,870	1,612
L-3 Communications Holdings, Inc. Class 3	4,990	524		Salesforce.com, Inc.(Æ)	32,231	1,748
Landstar System, Inc.	5,600	370	SAP SE	- ADR	15,310	1,202
Lexmark International, Inc. Class A	6,510	313		Seagate Technology PLC	3,800	223
Lockheed Martin Corp.	1,840	307		ServiceNow, Inc.(Æ)	10,257	603
Manpowergroup, Inc.	3,200	249		Splunk, Inc.(Æ)	9,915	466
Norfolk Southern Corp.	7,140	726		Symantec Corp.	15,200	360
Northrop Grumman Corp.	3,940	486		Synopsys, Inc.(Æ)	14,890	562
Parker Hannifin Corp.	5,230	601		Tableau Software, Inc. Class A(Æ)	5,200	338
Paychex, Inc.	1,400	57		Texas Instruments, Inc.	94,900	4,389
Raytheon Co.	10,920	991		Twitter, Inc.(Æ)	2,800	127
Republic Services, Inc. Class A	18,400	698		VMware, Inc. Class A(Æ)	700	70
Rockwell Automation, Inc.	3,910	437		Vodafone Group PLC - ADR	60,943	2,025
Rockwell Collins, Inc.	1,400	103		Western Digital Corp.	10,500	1,048
SPX Corp.	1,000	99		Workday, Inc. Class A(Æ)	7,924	664
Textron, Inc.	6,900	251		Zynga, Inc. Class A(Æ)	27,500	80
Union Pacific Corp.	23,340	2,294				62,663
United Continental Holdings, Inc.(Æ)	17,567	815
United Parcel Service, Inc. Class B	4,637	450		Utilities - 2.7%
		43,733		AT&T, Inc.	63,610	2,263
				Dominion Resources, Inc.	2,600	176
Technology - 15.3%				Duke Energy Corp.	19,045	1,374
Anixter International, Inc.	1,140	98		Edison International	4,900	269
Apple, Inc.	64,602	6,175		Encana Corp.	59,650	1,285
Aspen Technology, Inc.(Æ)	7,400	321		Exelon Corp.	95,520	2,968
Autodesk, Inc.(Æ)	6,200	331		NextEra Energy, Inc.	13,835	1,299
Broadcom Corp. Class A	16,500	631		Seventy Seven Energy, Inc. Class W(Æ)	535	12
Brocade Communications Systems, Inc.	16,570	153		Verizon Communications, Inc.	31,500	1,589
Ciena Corp.(Æ)	700	14		West Corp.	800	21
Cisco Systems, Inc.	213,830	5,395				11,256
Cognizant Technology Solutions Corp. Class
A(Æ)	5,500	270		Total Common Stocks
Computer Sciences Corp.	3,440	215		(cost $321,925)		381,601
DST Systems, Inc.	1,900	171	Short	-Term Investments - 6.7%
Electronic Arts, Inc.(Æ)	25,350	852		Russell U.S. Cash Management Fund	27,599,513(8)	27,600
EMC Corp.	62,250	1,824		Total Short-Term Investments
Equinix, Inc.(Æ)	7,990	1,714		(cost $27,600)		27,600
Facebook, Inc. Class A(Æ)	17,980	1,306		Total Investments 99.7%
Gartner, Inc.(Æ)	1,800	123		(identified cost $349,525)		409,201
Google, Inc. Class C(Æ)	6,759	3,883
Hewlett-Packard Co.	26,720	951		Other Assets and Liabilities, Net
Ingram Micro, Inc. Class A(Æ)	5,540	159		- 0.3%		1,418

See accompanying notes which are an integral part of this quarterly report.
40 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Net Assets - 100.0%	410,619

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 41

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		259	USD	24,926	09/14	(172)
S&P E-Mini Consumer Staples Select Sector Index Futures		66	USD	2,843	09/14	(102)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(274)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$61,682	$—			$—	$61,682
Consumer Staples	14,126	—			—	14,126
Energy	35,064	—			—	35,064
Financial Services	73,849	—			—	73,849
Health Care	61,123	—			—	61,123
Materials and Processing	18,105	—			—	18,105
Producer Durables	43,733	—			—	43,733
Technology	62,663	—			—	62,663
Utilities	11,256	—			—	11,256
Short-Term Investments	—	27,600			—	27,600
Total Investments	381,601	27,600			—	409,201

Other Financial Instruments
Futures Contracts	(274)	—			—	(274)
Total Other Financial Instruments*	$(274)	$—			$—	$(274)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.0%			Thor Industries, Inc.	314	17
Consumer Discretionary - 16.5%			TiVo, Inc.(Æ)	1,700	23
Advance Auto Parts, Inc.	6,137	744	TJX Cos., Inc.	6,700	357
Amerco, Inc.	83	22	TripAdvisor, Inc.(Æ)	13,331	1,264
AutoZone, Inc.(Æ)	1,505	778	Tupperware Brands Corp.	221	16
Big Lots, Inc.	10,900	477	VF Corp.	915	56
Buffalo Wild Wings, Inc.(Æ)	840	122	Viacom, Inc. Class B	7,909	653
Burger King Worldwide, Inc.	674	18	Wendy's Co. (The)	2,167	18
CarMax, Inc.(Æ)	24,827	1,212	Whirlpool Corp.	432	62
Carter's, Inc.	12,891	987	Williams-Sonoma, Inc.	8,593	577
Chipotle Mexican Grill, Inc. Class A(Æ)	500	336	WPP PLC - ADR	7,150	711
Choice Hotels International, Inc.	5,000	234	Wynn Resorts, Ltd.	2,990	637
Clear Channel Outdoor Holdings, Inc. Class					31,566
A	5,200	39
CST Brands, Inc.	18,900	632	Consumer Staples - 4.3%
Discovery Communications, Inc. Class A(Æ)	8,292	707	Andersons, Inc. (The)	6,300	340
DISH Network Corp. Class A(Æ)	9,700	600	Bunge, Ltd.	14,000	1,104
Dollar Tree, Inc.(Æ)	16,505	899	Campbell Soup Co.	408	17
Domino's Pizza, Inc.	7,612	548	Church & Dwight Co., Inc.	3,051	196
Dunkin' Brands Group, Inc.	367	16	Clorox Co. (The)	2,710	235
Finish Line, Inc. (The) Class A	4,300	113	ConAgra Foods, Inc.	607	18
Foot Locker, Inc.	9,400	447	Constellation Brands, Inc. Class A(Æ)	223	19
Gap, Inc. (The)	17,771	713	Dr Pepper Snapple Group, Inc.	4,246	249
Goodyear Tire & Rubber Co. (The)	1,702	43	Hershey Co. (The)	9,823	866
Graham Holdings Co. Class B	37	25	Hormel Foods Corp.	386	17
H&R Block, Inc.	2,203	71	Ingredion, Inc.	258	19
Hanesbrands, Inc.	8,573	837	Keurig Green Mountain, Inc.	2,950	352
Harman International Industries, Inc.	6,900	749	Kroger Co. (The)	21,981	1,077
Johnson Controls, Inc.	13,300	628	McCormick & Co., Inc.	3,328	219
KAR Auction Services, Inc.	19,950	585	Mead Johnson Nutrition Co. Class A	7,300	668
KB Home(Ñ)	29,000	473	Monster Beverage Corp.(Æ)	9,700	620
Lear Corp.	373	35	Pinnacle Foods, Inc.	1,031	31
Live Nation Entertainment, Inc.(Æ)	14,129	328	Sprouts Farmers Market, Inc.(Æ)(Ñ)	33,001	1,008
LKQ Corp.(Æ)	53,217	1,393	SUPERVALU, Inc.(Æ)	6,100	56
Macy's, Inc.	10,900	630	Sysco Corp.	14,800	528
Mattel, Inc.	25,600	907	WhiteWave Foods Co. (The) Class A(Æ)	21,800	649
McGraw Hill Financial, Inc.	1,574	126			8,288
MDC Holdings, Inc.(Ñ)	36,500	984
MercadoLibre, Inc.	10,723	992	Energy - 5.2%
Meritor, Inc.(Æ)	6,700	84	Baker Hughes, Inc.	16,176	1,113
Mohawk Industries, Inc.(Æ)	135	17	C&J Energy Services, Inc.(Æ)	3,000	90
Murphy USA, Inc.(Æ)	900	44	Cabot Oil & Gas Corp.	13,900	458
NVR, Inc.(Æ)	136	153	Cheniere Energy, Inc.(Æ)	467	33
Office Depot, Inc.(Æ)	8,300	42	Cimarex Energy Co.	4,490	624
Omnicom Group, Inc.	11,100	777	Core Laboratories NV	4,032	590
O'Reilly Automotive, Inc.(Æ)	11,271	1,692	EQT Corp.	2,663	249
Pearson PLC - ADR(Ñ)	22,928	440	FMC Technologies, Inc.(Æ)	26,207	1,594
PetSmart, Inc.	3,187	217	Nabors Industries, Ltd.	27,400	744
Polaris Industries, Inc.	135	20	NextEra Energy Partners, LP(Æ)	4,700	160
Priceline Group, Inc. (The)(Æ)	1,063	1,320	Noble Energy, Inc.	16,863	1,121
PVH Corp.	7,500	826	ONEOK, Inc.	2,539	164
Ralph Lauren Corp. Class A	5,000	779	Patterson-UTI Energy, Inc.	18,000	618
Regal Entertainment Group Class A(Ñ)	34,487	671	PBF Energy, Inc. Class A	9,000	244
Ross Stores, Inc.	11,371	732	Rowan Companies PLC(Æ)	13,076	400
Royal Caribbean Cruises, Ltd.	12,300	734	SM Energy Co.	7,700	605
Scripps Networks Interactive, Inc. Class A	1,400	115	Unit Corp.(Æ)	1,185	75
Service Corp. International	970	20	Valero Energy Corp.	4,085	207
Signet Jewelers, Ltd.	179	18
Starz(Æ)	846	24

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 43

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Whiting Petroleum Corp.(Æ)	9,700	858	Markel Corp.(Æ)	304	192
		9,947	MB Financial, Inc.	22,750	613
			MFA Financial, Inc.(ö)	11,144	91
Financial Services - 18.4%			Mid-America Apartment Communities, Inc.
Affiliated Managers Group, Inc.(Æ)	3,230	644	(ö)	5,192	363
Alexandria Real Estate Equities, Inc.(ö)	248	19	Moody's Corp.	949	83
Alleghany Corp.(Æ)	430	178	Morningstar, Inc.	2,500	170
Allied World Assurance Co. Holdings AG	453	16	Navient Corp.	11,812	203
Allstate Corp. (The)	10,512	615	New York Community Bancorp, Inc.(Ñ)	11,292	179
American Campus Communities, Inc.(ö)	22,571	878	Old Republic International Corp.	1,103	16
American Financial Group, Inc.	745	42	PartnerRe, Ltd. - ADR	216	23
American Homes 4 Rent Class A(ö)	1,565	29	Plum Creek Timber Co., Inc.(ö)	4,331	179
American Tower Corp. Class A(ö)	2,300	217	Principal Financial Group, Inc.	10,557	525
Ameriprise Financial, Inc.	13,850	1,656	Progressive Corp. (The)	30,200	708
Annaly Capital Management, Inc.(ö)	5,681	63	Prologis, Inc.(ö)	1,636	67
Aon PLC	6,937	585	Protective Life Corp.	359	25
Ares Capital Corp.	9,116	152	Prudential Financial, Inc.	2,800	244
Aspen Insurance Holdings, Ltd.	9,700	388	Regions Financial Corp.	161,009	1,633
Assurant, Inc.	10,947	693	Reinsurance Group of America, Inc. Class A	239	19
Axis Capital Holdings, Ltd.	9,070	391	RenaissanceRe Holdings, Ltd.	313	31
BankUnited, Inc.	13,800	431	Selective Insurance Group, Inc.	3,900	87
Blackhawk Network Holdings, Inc. Class			StanCorp Financial Group, Inc.	302	18
A(Æ)	4,100	116	SVB Financial Group(Æ)	5,476	597
Boston Properties, Inc.(ö)	5,070	606	T Rowe Price Group, Inc.	16,312	1,266
Brixmor Property Group, Inc.(ö)	13,990	317	Taubman Centers, Inc.(ö)	3,239	238
Brown & Brown, Inc.	13,800	425	TCF Financial Corp.	27,021	427
CBOE Holdings, Inc.	12,233	593	TD Ameritrade Holding Corp.	36,935	1,186
CNA Financial Corp.	442	17	Torchmark Corp.	1,002	53
Comerica, Inc.	30,465	1,531	Total System Services, Inc.	600	19
Crown Castle International Corp.(ö)	11,800	875	Umpqua Holdings Corp.	32,800	555
Cullen/Frost Bankers, Inc.	7,900	616	Vornado Realty Trust(ö)	1,527	162
DDR Corp.(ö)	34,172	600	Voya Financial, Inc.	1,040	39
Discover Financial Services	6,200	379	Waddell & Reed Financial, Inc. Class A	10,480	553
Douglas Emmett, Inc.(ö)	21,300	607	White Mountains Insurance Group, Ltd.	191	116
Duke Realty Corp.(ö)	35,100	631	WP Carey, Inc.(ö)	1,471	97
Endurance Specialty Holdings, Ltd.	362	19	Zions Bancorporation	23,200	669
Equity Commonwealth(Æ)(ö)	3,649	98			34,955
Everest Re Group, Ltd.	4,240	661
Extra Space Storage, Inc.(ö)	612	32	Health Care - 9.1%
FactSet Research Systems, Inc.(Ñ)	13,861	1,664	Alere, Inc.(Æ)	519	21
Fidelity National Information Services, Inc.	303	17	AmerisourceBergen Corp. Class A	3,190	245
Fifth Third Bancorp	1,518	31	athenahealth, Inc.(Æ)	4,841	602
FNF Group	527	14	Bio-Rad Laboratories, Inc. Class A(Æ)	2,369	272
FNFV Group(Æ)	175	3	Boston Scientific Corp.(Æ)	63,915	817
Forest City Enterprises, Inc. Class A(Æ)	4,044	78	Cardinal Health, Inc.	12,882	923
Genworth Financial, Inc. Class A(Æ)	1,491	20	CareFusion Corp.(Æ)	468	20
Global Payments, Inc.	9,100	630	Centene Corp.(Æ)	6,000	433
Hanover Insurance Group, Inc. (The)	6,386	370	Cerner Corp.(Æ)	28,930	1,597
Hartford Financial Services Group, Inc.	49,290	1,683	Cigna Corp.	22,100	1,990
Health Care REIT, Inc.(ö)	7,545	480	Cooper Cos., Inc. (The)	137	22
Howard Hughes Corp. (The)(Æ)	125	18	Covance, Inc.(Æ)	223	19
Hudson City Bancorp, Inc.	16,299	159	CR Bard, Inc.	132	20
Intercontinental Exchange, Inc.	94	18	Dentsply International, Inc.	3,669	170
Invesco, Ltd.	29,390	1,106	Health Net, Inc.(Æ)	18,800	774
Jack Henry & Associates, Inc.	11,280	658	Henry Schein, Inc.(Æ)	1,702	198
Kimco Realty Corp.(ö)	8,483	190	Hill-Rom Holdings, Inc.	18,200	717
Lazard, Ltd. Class A	18,689	978	Humana, Inc.	7,500	882
Lincoln National Corp.	372	19	IDEXX Laboratories, Inc.(Æ)	1,583	197
M&T Bank Corp.	2,083	253	Jazz Pharmaceuticals PLC(Æ)	2,340	327

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Laboratory Corp. of America Holdings(Æ)	2,335	242	B/E Aerospace, Inc.(Æ)	194	17
Magellan Health, Inc.(Æ)	6,600	380	Booz Allen Hamilton Holding Corp. Class A	2,800	62
McKesson Corp.	1,810	347	Brady Corp. Class A	8,200	214
Molina Healthcare, Inc.(Æ)	4,100	167	Chicago Bridge & Iron Co.	233	14
Mylan, Inc.(Æ)	369	18	Cintas Corp.	332	21
Omnicare, Inc.	23,255	1,454	Colfax Corp.(Æ)	251	16
Patterson Cos., Inc.	415	16	Crane Co.	294	20
Premier, Inc. Class A(Æ)	1,200	34	CSX Corp.	16,156	484
Quest Diagnostics, Inc.	3,923	240	Cummins, Inc.	312	43
Sirona Dental Systems, Inc.(Æ)	1,036	83	Delphi Automotive PLC	417	28
St. Jude Medical, Inc.	10,415	679	Delta Air Lines, Inc.	15,800	592
STERIS Corp.	25,046	1,275	Dover Corp.	7,015	601
Teleflex, Inc.	1,268	137	Fluor Corp.	15,980	1,165
Universal Health Services, Inc. Class B	423	45	Graco, Inc.	6,900	512
WellCare Health Plans, Inc.(Æ)	2,370	148	Hub Group, Inc. Class A(Æ)	7,030	325
WellPoint, Inc.	16,710	1,835	Huntington Ingalls Industries, Inc.	7,378	671
Zoetis, Inc. Class A	703	23	IHS, Inc. Class A(Æ)	13,627	1,789
		17,369	ITT Corp.	15,471	712
			Jacobs Engineering Group, Inc.(Æ)	10,900	554
Materials and Processing - 7.3%			JB Hunt Transport Services, Inc.	7,300	564
Airgas, Inc.	9,416	1,005	Kennametal, Inc.	383	16
Albemarle Corp.	259	16	Kirby Corp.(Æ)	172	20
AptarGroup, Inc.	1,709	104	L-3 Communications Holdings, Inc. Class 3	5,912	621
Ashland, Inc.	4,200	440	Landstar System, Inc.	9,300	615
Ball Corp.	553	34	Lexmark International, Inc. Class A	16,000	768
Bemis Co., Inc.	2,635	103	Manitowoc Co., Inc. (The)	22,500	598
Brown-Forman Corp. Class B - ADR(Æ)	202	18	Manpowergroup, Inc.	8,996	701
Cabot Corp.	15,967	837	PACCAR, Inc.	289	18
Compass Minerals International, Inc.	5,700	490	Parker Hannifin Corp.	7,600	874
Domtar Corp.	2,600	93	Republic Services, Inc. Class A	20,769	788
Ecolab, Inc.	12,755	1,384	Rockwell Automation, Inc.	7,028	785
Fastenal Co.	20,211	896	Rockwell Collins, Inc.	232	17
Ingersoll-Rand PLC	15,476	910	Rollins, Inc.	49,648	1,404
International Flavors & Fragrances, Inc.	6,188	625	RR Donnelley & Sons Co.	17,820	309
Lennox International, Inc.	7,275	621	Ryder System, Inc.	301	26
Martin Marietta Materials, Inc.	5,257	654	Southwest Airlines Co.	845	24
Masco Corp.	29,400	612	SPX Corp.	6,100	605
MeadWestvaco Corp.	14,200	594	Stanley Black & Decker, Inc.	262	23
Mosaic Co. (The)	16,000	738	Stericycle, Inc.(Æ)	18,731	2,202
MRC Global, Inc.(Æ)	19,100	512	Textron, Inc.	18,000	655
Owens-Illinois, Inc.(Æ)	590	18	Tidewater, Inc.	24,800	1,171
Packaging Corp. of America	1,037	69	Towers Watson & Co. Class A	7,300	745
Pentair PLC(Æ)	14,868	952	TransDigm Group, Inc.	125	21
Rock-Tenn Co. Class A	5,893	586	Trimble Navigation, Ltd.(Æ)	35,185	1,087
Sigma-Aldrich Corp.	2,486	250	Tyco International, Ltd.	10,446	451
Silgan Holdings, Inc.	1,129	56	Waste Connections, Inc.	411	19
Sonoco Products Co.	2,593	101	WW Grainger, Inc.	131	31
Steel Dynamics, Inc.	31,095	659			26,680
Timken Co. (The)	8,000	354
Valspar Corp.	2,167	163	Technology - 15.6%
		13,894	Amdocs, Ltd.	4,845	220
			Aruba Networks, Inc.(Æ)	12,600	225
Producer Durables - 14.0%			Aspen Technology, Inc.(Æ)	7,600	330
ABM Industries, Inc.	6,500	160	Autodesk, Inc.(Æ)	12,900	688
AGCO Corp.	11,369	554	Benchmark Electronics, Inc.(Æ)	7,700	186
Agilent Technologies, Inc.	21,239	1,191	Broadcom Corp. Class A	21,600	826
American Airlines Group, Inc.	1,700	66	Brocade Communications Systems, Inc.	82,638	762
AO Smith Corp.	35,718	1,669	CA, Inc.	6,586	190
Avery Dennison Corp.	884	42	Cadence Design Systems, Inc.(Æ)	41,960	706

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 45

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Ciena Corp.(Æ)	3,100	61		Pinnacle West Capital Corp.	415		22
Compuware Corp.	5,466	50		PPL Corp.	574		19
Concur Technologies, Inc.(Æ)	19,712	1,833		Public Service Enterprise Group, Inc.	534		19
Dolby Laboratories, Inc. Class A(Æ)	1,390	62		Questar Corp.	3,102		69
Electronic Arts, Inc.(Æ)	24,350	818		Sempra Energy	2,319		231
Freescale Semiconductor, Ltd.(Æ)	14,600	292		Seventy Seven Energy, Inc. Class W(Æ)	1,285		29
Harris Corp.	8,400	573		UGI Corp.	2,916		142
Ingram Micro, Inc. Class A(Æ)	21,700	623		Vectren Corp.	455		17
Intersil Corp. Class A	90,600	1,162		Westar Energy, Inc. Class A	3,257		117
Intuit, Inc.	3,545	291		Xcel Energy, Inc.	6,686		206
Juniper Networks, Inc.	84,600	1,991					6,847
Lambda(Æ)	29,000	488
LinkedIn Corp. Class A(Æ)	4,510	815		Total Common Stocks
Marvell Technology Group, Ltd.	51,500	687		(cost $157,388)			179,279
Maxim Integrated Products, Inc.	39,900	1,169	Short	-Term Investments - 6.5%
Mentor Graphics Corp.	21,160	418		Russell U.S. Cash Management Fund	12,336,062	(8)	12,336
Microchip Technology, Inc.	394	18		Total Short-Term Investments
MICROS Systems, Inc.(Æ)	2,427	164		(cost $12,336)			12,336
Motorola Solutions, Inc.	16,365	1,042		Other Securities - 1.9%
NetApp, Inc.	66,727	2,592		Russell U.S. Cash Collateral Fund(×)	3,698,835	(8)	3,699
Palo Alto Networks, Inc.(Æ)	9,700	784		Total Other Securities
Plexus Corp.(Æ)	2,900	114		(cost $3,699)			3,699
Polycom, Inc.(Æ)	32,900	422		Total Investments 102.4%
SanDisk Corp.	9,200	844		(identified cost $173,423)			195,314
Science Applications International Corp.	5,900	246
Seagate Technology PLC	10,200	598
Splunk, Inc.(Æ)	6,700	315		Other Assets and Liabilities, Net
Symantec Corp.	71,200	1,685	-	(2.4%)			(4,577)
SYNNEX Corp.(Æ)	600	39		Net Assets - 100.0%			190,737
Synopsys, Inc.(Æ)	20,403	771		Per
Ultimate Software Group, Inc.(Æ)	11,026	1,488
Verint Systems, Inc.(Æ)	2,600	122
VMware, Inc. Class A(Æ)	800	79
Western Digital Corp.	8,462	845
Workday, Inc. Class A(Æ)	22,125	1,854
Zynga, Inc. Class A(Æ)	84,000	245
		29,733

Utilities - 3.6%
AGL Resources, Inc.	3,645	188
Alliant Energy Corp.	1,670	94
American Water Works Co., Inc.	14,437	689
Aqua America, Inc.	4,506	107
Calpine Corp.(Æ)	5,329	117
CenterPoint Energy, Inc.	1,704	41
DTE Energy Co.	347	26
Edison International	13,400	735
Energen Corp.	225	18
Entergy Corp.	1,120	82
Exelon Corp.	23,600	734
FirstEnergy Corp.	18,000	562
Great Plains Energy, Inc.	749	19
Integrys Energy Group, Inc.	369	24
ITC Holdings Corp.	10,400	375
Level 3 Communications, Inc.(Æ)	14,900	655
Northeast Utilities	4,437	195
NRG Energy, Inc.	40,327	1,249
OGE Energy Corp.	504	18
ONE Gas, Inc.	1,320	48

See accompanying notes which are an integral part of this quarterly report.
46 Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		92	USD	12,584	09/14	(347)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(347)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$31,566	$—			$—	$31,566
Consumer Staples	8,288	—			—	8,288
Energy	9,947	—			—	9,947
Financial Services	34,955	—			—	34,955
Health Care	17,369	—			—	17,369
Materials and Processing	13,894	—			—	13,894
Producer Durables	26,680	—			—	26,680
Technology	29,733	—			—	29,733
Utilities	6,847	—			—	6,847
Short-Term Investments	—	12,336			—	12,336
Other Securities	—	3,699			—	3,699
Total Investments	179,279	16,035			—	195,314

Other Financial Instruments
Futures Contracts	(347)	—			—	(347)
Total Other Financial Instruments*	$(347)	$—			$—	$(347)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 47

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 90.6%			Full House Resorts, Inc.(Æ)	462,547	652
Consumer Discretionary - 13.6%			Gentherm, Inc.(Æ)	112,985	4,728
Abercrombie & Fitch Co. Class A	113,404	4,461	G-III Apparel Group, Ltd.(Æ)	94,631	7,350
AH Belo Corp. Class A	6,600	70	Grand Canyon Education, Inc.(Æ)	89,345	3,842
AMC Networks, Inc. Class A(Æ)	826	49	Gray Television, Inc.(Æ)	370,297	4,510
American Eagle Outfitters, Inc.(Ñ)	394,186	4,202	Guess?, Inc.	156,127	4,061
ANN, Inc.(Æ)	199,623	7,336	Harman International Industries, Inc.	503	55
Bally Technologies, Inc.(Æ)	64,187	3,862	Haverty Furniture Cos., Inc.	19,276	428
Beazer Homes USA, Inc.(Æ)	47,443	728	Helen of Troy, Ltd.(Æ)	64,212	3,444
Belmond, Ltd. Class A(Æ)	124,071	1,538	Ignite Restaurant Group, Inc.(Æ)(Ñ)	114,135	1,467
Big Lots, Inc.	11,790	516	IMAX Corp.(Æ)(Ñ)	32,260	848
Black Diamond, Inc.(Æ)(Ñ)	170,296	1,495	Inter Parfums, Inc.	2,622	69
Boyd Gaming Corp.(Æ)	87,326	961	Isle of Capri Casinos, Inc.(Æ)	146,654	1,160
Brinker International, Inc.	91,471	4,102	Jack in the Box, Inc.	240,854	13,774
Brown Shoe Co., Inc.	35,238	993	JAKKS Pacific, Inc.(Æ)(Ñ)	27,600	172
Buffalo Wild Wings, Inc.(Æ)	22,183	3,224	Johnson Outdoors, Inc. Class A	2,200	51
Build-A-Bear Workshop, Inc. Class A(Æ)	76,808	810	Journal Communications, Inc. Class A(Æ)	156,905	1,707
Burlington Stores, Inc.(Æ)	21,830	714	KAR Auction Services, Inc.	100,955	2,959
Cabela's, Inc.(Æ)	67,046	3,913	Kirkland's, Inc.(Æ)	3,717	70
Capella Education Co.	77,514	4,958	Kona Grill, Inc.(Æ)	47,575	877
Carmike Cinemas, Inc.(Æ)	107,757	3,388	Krispy Kreme Doughnuts, Inc.(Æ)	159,025	2,435
Carrols Restaurant Group, Inc.(Æ)	103,442	777	LeapFrog Enterprises, Inc. Class A(Æ)	41,637	301
Carter's, Inc.	43,392	3,322	Libbey, Inc.(Æ)	36,632	954
Cato Corp. (The) Class A	96,639	2,982	Lifetime Brands, Inc.	2,486	42
Cavco Industries, Inc.(Æ)	15,058	1,075	LIN Media LLC Class A(Æ)	130,460	3,367
Cheesecake Factory, Inc. (The)	167,726	7,192	Lincoln Educational Services Corp.	779,972	2,878
Chico's FAS, Inc.	376,957	5,960	Malibu Boats, Inc. Class A(Æ)	42,289	814
Children's Place, Inc. (The)	41,569	2,087	Marchex, Inc. Class B	86,966	957
Choice Hotels International, Inc.	5,500	258	Marcus Corp.	59,713	1,055
Christopher & Banks Corp.(Æ)	100,074	856	MarineMax, Inc.(Æ)	106,467	1,775
Churchill Downs, Inc.	43,375	3,752	Matthews International Corp. Class A	65,774	2,861
Chuy's Holdings, Inc.(Æ)	84,660	2,425	MDC Holdings, Inc.(Ñ)	139,022	3,749
Cinemark Holdings, Inc.	30,281	993	MDC Partners, Inc. Class A	521,128	10,746
Citi Trends, Inc.(Æ)	285,100	5,745	Media General, Inc. Class A(Æ)(Ñ)	106,349	2,144
Columbia Sportswear Co.	28,317	2,117	Meredith Corp.	135,655	6,229
Conversant, Inc.(Æ)	24,770	579	Meritor, Inc.(Æ)	26,700	336
Coty, Inc. Class A	54,309	929	Monarch Casino & Resort, Inc.(Æ)	16,769	209
Courier Corp.	2,581	34	Monro Muffler Brake, Inc.	85,327	4,334
Cracker Barrel Old Country Store, Inc.	3,485	338	Motorcar Parts of America, Inc.(Æ)	27,319	608
Cumulus Media, Inc. Class A(Æ)	153,030	793	Movado Group, Inc.	89,089	3,646
Deckers Outdoor Corp.(Æ)(Ñ)	49,467	4,378	Multimedia Games Holding Co., Inc.(Æ)	113,703	2,743
Del Frisco's Restaurant Group, Inc.(Æ)	69,204	1,475	National CineMedia, Inc.	45,832	736
DeVry Education Group, Inc.	84,142	3,363	Nautilus, Inc.(Æ)	92,092	917
Digital Cinema Destinations Corp. Class			New York & Co., Inc.(Æ)	29,462	99
A(Æ)(Ñ)	144,387	793	Nexstar Broadcasting Group, Inc. Class A	20,277	945
Domino's Pizza, Inc.	47,552	3,424	Noodles & Co. Class A(Æ)(Ñ)	43,732	1,229
Drew Industries, Inc.	7,300	328	Nutrisystem, Inc.	37,738	606
Einstein Noah Restaurant Group, Inc.	110,041	1,665	Office Depot, Inc.(Æ)	251,849	1,262
Elizabeth Arden, Inc.(Æ)	17,583	363	Papa John's International, Inc.	21,932	914
Entercom Communications Corp. Class A(Æ)	98,158	928	Penn National Gaming, Inc.(Æ)	73,858	774
Entravision Communications Corp. Class A	242,558	1,356	Penske Automotive Group, Inc.	2,521	117
Ethan Allen Interiors, Inc.	295,997	6,784	Pep Boys-Manny Moe & Jack (The)(Æ)	568,099	6,010
EW Scripps Co. (The) Class A(Æ)	65,462	1,419	Performance Sports Group, Ltd.(Æ)	124,025	2,015
Fiesta Restaurant Group, Inc.(Æ)	56,460	2,562	Perry Ellis International, Inc.(Æ)	282,792	5,203
Finish Line, Inc. (The) Class A	79,147	2,081	Pier 1 Imports, Inc.	73,848	1,112
Franklin Covey Co.(Æ)	19,072	360	Pinnacle Entertainment, Inc.(Æ)	60,446	1,318
Fred's, Inc. Class A	3,677	58	Pool Corp.	88,345	4,838
FTD Cos., Inc.(Æ)	43,675	1,439	QuinStreet, Inc.(Æ)	25,100	125
Fuel Systems Solutions, Inc.(Æ)	478,546	5,025	Radio One, Inc. Class D(Æ)	168,442	736

See accompanying notes which are an integral part of this quarterly report.
48 Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
RealD, Inc.(Æ)	70,179	742	SpartanNash Co.	96,861	2,030
Remy International, Inc.	41,336	917	SUPERVALU, Inc.(Æ)	531,987	4,878
Ritchie Bros Auctioneers, Inc.(Ñ)	189,640	4,593	TreeHouse Foods, Inc.(Æ)	120,341	8,845
Rocky Brands, Inc.	240,066	3,620	Universal Corp.	88,541	4,598
Ruby Tuesday, Inc.(Æ)	708,289	4,257	WD-40 Co.	12,720	849
Scholastic Corp.	34,816	1,233			85,641
Scientific Games Corp. Class A(Æ)	153,111	1,308
Shutterstock, Inc.(Æ)(Ñ)	32,940	2,567	Energy - 6.1%
Six Flags Entertainment Corp.	53,583	2,048	Abraxas Petroleum Corp.(Æ)	218,280	1,113
Skullcandy, Inc.(Æ)	110,606	748	Alliance Resource Partners, LP(Ñ)	96,306	4,836
Sonic Automotive, Inc. Class A	3,246	79	Ameresco, Inc. Class A(Æ)	4,156	31
Sotheby's Class A	24,580	975	Basic Energy Services, Inc.(Æ)	23,488	563
Stage Stores, Inc.	353,154	6,364	Bill Barrett Corp.(Æ)	119,447	2,868
Standard Motor Products, Inc.	111,304	4,012	Bonanza Creek Energy, Inc.(Æ)	33,562	1,882
Steiner Leisure, Ltd.(Æ)	14,627	584	C&J Energy Services, Inc.(Æ)	32,945	987
Steven Madden, Ltd.(Æ)	9,496	302	Cal Dive International, Inc.(Æ)(Ñ)	1,958,812	2,135
Stoneridge, Inc.(Æ)	4,330	47	Callon Petroleum Co.(Æ)	128,185	1,266
Systemax, Inc.(Æ)	6,208	85	CARBO Ceramics, Inc.(Ñ)	42,622	5,308
Tenneco, Inc.(Æ)	89,075	5,674	Carrizo Oil & Gas, Inc.(Æ)	62,200	3,820
Texas Roadhouse, Inc. Class A	6,541	163	Contango Oil & Gas Co.(Æ)	13,200	531
Thor Industries, Inc.	69,967	3,706	Delek US Holdings, Inc.	220,273	6,436
TiVo, Inc.(Æ)	34,500	464	Diamondback Energy, Inc.(Æ)	17,825	1,466
Tower International, Inc.(Æ)	35,273	1,111	Enphase Energy, Inc.(Æ)	74,690	769
Townsquare Media, Inc. Class A(Æ)	75,000	821	Evolution Petroleum Corp.	10,473	111
TravelCenters of America LLC(Æ)	536,329	4,822	EXCO Resources, Inc.(Ñ)	136,946	631
Tuesday Morning Corp.(Æ)	54,940	904	Gastar Exploration, Inc.(Æ)	123,309	816
Universal Electronics, Inc.(Æ)	22,002	1,048	Goodrich Petroleum Corp.(Æ)(Ñ)	50,678	976
Universal Technical Institute, Inc.	3,174	38	Halcon Resources Corp.(Æ)(Ñ)	83,441	496
Viad Corp.	18,807	399	Hallador Energy Co.	44,088	618
West Marine, Inc.(Æ)	418,050	3,587	Hercules Offshore, Inc.(Æ)(Ñ)	257,908	910
Willis Lease Finance Corp.(Æ)	1,383	31	ION Geophysical Corp.(Æ)	3,820	14
Wolverine World Wide, Inc.	92,438	2,243	Jones Energy, Inc. Class A(Æ)	3,300	62
Zoe's Kitchen, Inc.(Æ)	1,230	36	Key Energy Services, Inc.(Æ)	682,990	4,194
		320,226	Magnum Hunter Resources Corp.(Æ)	156,995	1,009
			Matrix Service Co.(Æ)	59,514	1,598
Consumer Staples - 3.7%			McDermott International, Inc.(Æ)(Ñ)	401,991	2,935
Andersons, Inc. (The)	43,282	2,338	Midstates Petroleum Co., Inc.(Æ)(Ñ)	117,374	749
B&G Foods, Inc. Class A	119,750	3,361	Natural Gas Services Group, Inc.(Æ)	56,976	1,778
Boulder Brands, Inc.(Æ)	330,657	3,753	Newfield Exploration Co.(Æ)	1,749	70
Calavo Growers, Inc.	75,894	2,618	Pacific Ethanol, Inc.(Æ)	49,377	881
Casey's General Stores, Inc.	222,242	14,706	Panhandle Oil and Gas, Inc. Class A	14,420	929
Coca-Cola Bottling Co. Consolidated	5,438	380	Parker Drilling Co.(Æ)	184,325	1,139
Core-Mark Holding Co., Inc.	214,552	10,127	Parsley Energy, Inc. Class A(Æ)	36,726	829
Craft Brew Alliance, Inc.(Æ)	4,448	50	Patterson-UTI Energy, Inc.	235,704	8,096
Dean Foods Co.	293,683	4,499	PBF Energy, Inc. Class A	149,715	4,057
Farmer Bros Co.(Æ)	44,927	920	PDC Energy, Inc.(Æ)	30,106	1,634
Fresh Del Monte Produce, Inc.	18,646	558	Penn Virginia Corp.(Æ)	55,896	728
Ingles Markets, Inc. Class A	31,398	770	PetroQuest Energy, Inc.(Æ)	821,611	5,267
J&J Snack Foods Corp.	51,562	4,645	Pioneer Energy Services Corp.(Æ)	120,792	1,777
John B Sanfilippo & Son, Inc.	48,920	1,294	PowerSecure International, Inc.(Æ)(Ñ)	124,385	1,223
Lancaster Colony Corp.	10,036	877	Profire Energy, Inc.(Æ)(Ñ)	161,983	543
Limoneira Co.(Ñ)	100,467	2,215	Resolute Energy Corp.(Æ)	111,544	852
Medifast, Inc.(Æ)	29,394	844	Rex Energy Corp.(Æ)	66,313	914
Natural Grocers by Vitamin Cottage, Inc.(Æ)	7,136	162	Rice Energy, Inc.(Æ)	14,094	371
Nature's Sunshine Products, Inc.	1,041	16	RigNet, Inc.(Æ)	19,317	1,074
Omega Protein Corp.(Æ)	67,025	940	Ring Energy, Inc.(Æ)(Ñ)	53,440	925
Pantry, Inc. (The)(Æ)	50,521	905	Rowan Companies PLC(Æ)	213,691	6,522
Sanderson Farms, Inc.	8,068	735	RSP Permian, Inc.(Æ)	46,441	1,372
Snyders-Lance, Inc.	311,498	7,728	Sanchez Energy Corp.(Æ)	22,769	722

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 49

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
SemGroup Corp. Class A	62,879	4,847	Capitol Federal Financial, Inc.	304,535	3,563
Stone Energy Corp.(Æ)	27,700	1,054	Cardinal Financial Corp.	167,580	2,959
Superior Drilling Products, Inc.(Æ)	59,293	369	Cardtronics, Inc.(Æ)	246,575	9,508
Superior Energy Services, Inc.	292,404	9,825	CareTrust REIT, Inc.(Æ)(ö)	101,579	1,733
Synergy Resources Corp.(Æ)	130,477	1,373	Cash America International, Inc.	3,397	151
Targa Resources Corp.	37,306	4,757	CBOE Holdings, Inc.	1,088	53
Tesco Corp.	45,338	885	Centerstate Banks, Inc.	2,459	26
Triangle Petroleum Corp.(Æ)(Ñ)	959,252	10,360	Central Pacific Financial Corp.	19,199	344
Unit Corp.(Æ)	111,320	7,052	Chemical Financial Corp.	163,734	4,519
United States Antimony Corp.(Æ)(Ñ)	1,270,186	1,969	Chesapeake Lodging Trust(ö)	107,700	3,197
Vantage Drilling Co.(Æ)	289,855	542	CNO Financial Group, Inc.	71,542	1,158
Vertex Energy, Inc.(Æ)(Ñ)	72,745	598	Columbia Banking System, Inc.	170,254	4,340
Warren Resources, Inc.(Æ)	238,935	1,407	Commerce Bancshares, Inc.	1,045	47
Westmoreland Coal Co.(Æ)	20,584	887	Community Bank System, Inc.	77,327	2,724
Willbros Group, Inc.(Æ)	370,667	4,296	Community Trust Bancorp, Inc.	16,548	579
World Fuel Services Corp.	50,586	2,173	Consolidated-Tomoka Land Co.	58,073	2,591
		143,227	Consumer Portfolio Services, Inc.(Æ)	15,200	110
			Cowen Group, Inc. Class A(Æ)	134,890	540
Financial Services - 20.6%			Crawford & Co. Class B	10,532	97
Acadia Realty Trust(ö)	23,300	658	Credit Acceptance Corp.(Æ)	743	85
AG Mortgage Investment Trust, Inc.(ö)	49,900	915	CU Bancorp(Æ)	2,900	54
Agree Realty Corp.(ö)	2,300	67	Cullen/Frost Bankers, Inc.	5,819	454
Alexander & Baldwin, Inc.	87,592	3,343	CVB Financial Corp.	137,917	2,109
American Capital Mortgage Investment Corp.			CYS Investments, Inc.(ö)	74,200	659
(ö)	27,300	544	Diamond Hill Investment Group, Inc.	23,299	2,977
American Equity Investment Life Holding			DiamondRock Hospitality Co.(ö)	377,040	4,623
Co.	180,659	4,000	DuPont Fabros Technology, Inc.(ö)	89,300	2,448
American National Bankshares, Inc.	2,648	57	Eagle Bancorp, Inc.(Æ)	63,444	2,113
Ameris Bancorp	45,669	997	EastGroup Properties, Inc.(ö)	27,800	1,734
AMERISAFE, Inc.	31,844	1,166	Education Realty Trust, Inc. Class A(ö)	406,734	4,295
AmTrust Financial Services, Inc.(Ñ)	129,624	5,527	Endurance Specialty Holdings, Ltd.	67,546	3,573
Apollo Residential Mortgage, Inc.(ö)	47,909	781	Enstar Group, Ltd.(Æ)	4,890	675
Arbor Realty Trust, Inc.(ö)	40,600	287	Enterprise Financial Services Corp.	5,068	88
Ares Commercial Real Estate Corp.(ö)	162,500	1,986	EPR Properties(ö)	40,500	2,183
Argo Group International Holdings, Ltd.	122,581	6,106	Erie Indemnity Co. Class A	405	30
Arlington Asset Investment Corp. Class A(Ñ)	21,921	572	Evercore Partners, Inc. Class A	21,326	1,164
Arrow Financial Corp.	6,381	162	EVERTEC, Inc.	22,331	499
Ashford Hospitality Trust, Inc.(ö)	41,731	480	Excel Trust, Inc.(ö)	7,000	91
Assurant, Inc.	12,046	763	Fair Isaac Corp.	69,585	3,977
Astoria Financial Corp.	276,264	3,558	FBR & Co.(Æ)	1,152	32
Aviv REIT, Inc.(ö)	7,298	208	FelCor Lodging Trust, Inc.(ö)	647,731	6,782
Baldwin & Lyons, Inc. Class B	7,569	187	Financial Engines, Inc.	82,083	3,197
BancFirst Corp.	12,140	739	First Bancorp	571	9
Bancorp, Inc.(Æ)	420,589	3,996	First BanCorp(Æ)	54,500	280
BancorpSouth, Inc.	140,838	2,939	First Busey Corp.	34,328	191
Bank of Marin Bancorp	6,854	307	First Business Financial Services, Inc.	5,777	252
Bank of the Ozarks, Inc.	195,994	6,031	First Defiance Financial Corp.	7,449	201
BBCN Bancorp, Inc.	145,776	2,190	First Financial Bancorp	269,296	4,400
BGC Partners, Inc. Class A	140,631	1,101	First Financial Corp.	10,051	308
BioMed Realty Trust, Inc.(ö)	248,114	5,334	First Industrial Realty Trust, Inc.(ö)	334,131	6,031
BNC Bancorp	7,200	119	First Interstate BancSystem, Inc. Class A	50,526	1,319
BOK Financial Corp.	948	63	First Merchants Corp.	51,792	1,032
Boston Private Financial Holdings, Inc.	211,955	2,645	First Midwest Bancorp, Inc.	276,431	4,478
Bridge Bancorp, Inc.	1,393	33	First NBC Bank Holding Co.(Æ)	53,659	1,706
Brixmor Property Group, Inc.(ö)	3,000	68	FirstMerit Corp.	47,199	831
Broadridge Financial Solutions, Inc.	1,334	54	FNB Corp.	860,675	10,586
Brookline Bancorp, Inc.	453,039	4,091	Forestar Group, Inc.(Æ)	210,582	3,938
Bryn Mawr Bank Corp.	7,721	228	Franklin Street Properties Corp.(ö)	382,196	4,640
Capital Bank Financial Corp. Class A(Æ)	62,200	1,417	FXCM, Inc. Class A(Ñ)	80,028	1,090

See accompanying notes which are an integral part of this quarterly report.
50 Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Gain Capital Holdings, Inc.	429,855	2,734	Morningstar, Inc.	10,218	693
German American Bancorp, Inc.	8,801	228	National Bank Holdings Corp. Class A	208,186	4,124
GFI Group, Inc.	1,494,910	6,772	National Health Investors, Inc.(ö)	45,287	2,708
Glacier Bancorp, Inc.	131,260	3,476	National Penn Bancshares, Inc.	436,926	4,500
Gladstone Commercial Corp.(ö)	6,971	122	Navigators Group, Inc. (The)(Æ)	20,258	1,232
Global Cash Access Holdings, Inc.(Æ)	98,620	825	Nelnet, Inc. Class A	25,014	1,031
Golub Capital BDC, Inc.(Ñ)	57,278	951	New Residential Investment Corp.(ö)	615,402	3,680
Great Southern Bancorp, Inc.	8,126	253	NMI Holdings, Inc. Class A(Æ)	15,213	152
Green Dot Corp. Class A(Æ)	53,049	954	Northfield Bancorp, Inc.	104,902	1,339
Greenlight Capital Re, Ltd. Class A(Æ)	45,100	1,459	Northwest Bancshares, Inc.	228,635	2,835
Hallmark Financial Services, Inc.(Æ)	21,078	189	OceanFirst Financial Corp.	28,245	449
Hancock Holding Co.	186,082	6,037	OFG Bancorp	91,328	1,458
Hanmi Financial Corp.	120,654	2,548	Old Line Bancshares, Inc.	6,069	85
Hanover Insurance Group, Inc. (The)	75,073	4,340	Old National Bancorp	434,562	5,814
HCI Group, Inc.	1,363	54	Old Republic International Corp.	23,207	334
Healthcare Realty Trust, Inc.(ö)	325,180	8,032	Omega Healthcare Investors, Inc.(Ñ)(ö)	107,695	3,935
Heartland Payment Systems, Inc.(Ñ)	109,075	5,181	One Liberty Properties, Inc.(ö)	3,664	76
Hercules Technology Growth Capital, Inc.			Oritani Financial Corp.	56,973	843
(Æ)(Ñ)	158,597	2,604	Pacific Continental Corp.	172,670	2,321
Hersha Hospitality Trust Class A(ö)	223,300	1,476	PacWest Bancorp	165,017	6,876
HFF, Inc. Class A	111,549	3,788	Park National Corp.(Ñ)	4,307	324
Home BancShares, Inc.	166,491	5,005	Park Sterling Corp.	32,987	226
Home Loan Servicing Solutions, Ltd.(Ñ)	45,016	963	Pennsylvania Real Estate Investment Trust(ö)	12,300	237
HomeTrust Bancshares, Inc.(Æ)	17,279	263	Peoples Bancorp, Inc.	8,353	195
Horace Mann Educators Corp.	17,639	505	Physicians Realty Trust(ö)	177,115	2,494
Horizon Bancorp	4,100	87	Pinnacle Financial Partners, Inc.	116,415	4,307
Howard Hughes Corp. (The)(Æ)	19,494	2,835	Piper Jaffray Cos.(Æ)	140,010	7,225
Iberiabank Corp.	66,873	4,388	Planet Payment, Inc.(Æ)	552,100	1,297
Independent Bank Group, Inc.	16,912	812	Platinum Underwriters Holdings, Ltd.	11,852	695
Infinity Property & Casualty Corp.	83,915	5,434	Portfolio Recovery Associates, Inc.(Æ)	36,857	2,173
Interactive Brokers Group, Inc. Class A	1,764	41	Potlatch Corp.(ö)	9,300	384
International. FCStone, Inc.(Æ)	18,951	371	Preferred Bank(Æ)	6,339	141
Investment Technology Group, Inc.(Æ)	113,844	2,082	PrivateBancorp, Inc. Class A	94,228	2,714
Jack Henry & Associates, Inc.	82,843	4,834	ProAssurance Corp.	97,187	4,240
JGWPT Holdings, Inc. Class A(Æ)	69,327	770	Prosperity Bancshares, Inc.	54,112	3,146
JMP Group, Inc.	119,823	808	Provident Financial Services, Inc.	78,701	1,315
KCG Holdings, Inc. Class A(Æ)	68,739	785	PS Business Parks, Inc.(ö)	47,225	3,896
Kite Realty Group Trust(ö)	642,550	3,920	RCS Capital Corp. Class A	24,000	495
Ladenburg Thalmann Financial Services,			Regional Management Corp.(Æ)	154,469	2,512
Inc.(Æ)	240,654	753	Renasant Corp.	25,717	730
Lakeland Bancorp, Inc.	15,040	151	Retail Opportunity Investments Corp.(ö)	351,216	5,419
Lakeland Financial Corp.	5,319	194	Rexford Industrial Realty, Inc.(ö)	6,200	86
LaSalle Hotel Properties(ö)	145,100	5,048	RLI Corp.	25,359	1,084
LCNB Corp.(Ñ)	111,773	1,700	S&T Bancorp, Inc.	8,391	204
Lexington Realty Trust(ö)	170,100	1,861	Safeguard Scientifics, Inc.(Æ)	38,946	773
LTC Properties, Inc.(ö)	43,421	1,664	Safety Insurance Group, Inc.	13,779	689
Maiden Holdings, Ltd.	175,653	2,017	Sandy Spring Bancorp, Inc.	7,817	183
MainSource Financial Group, Inc.	5,182	85	Saul Centers, Inc.(ö)	5,979	285
Manning & Napier, Inc. Class A	28,444	488	Selective Insurance Group, Inc.	388,539	8,661
Marcus & Millichap, Inc.(Æ)	93,211	2,290	Signature Bank(Æ)	12,831	1,468
MarketAxess Holdings, Inc.	14,812	833	Simmons First National Corp. Class A	36,118	1,431
MB Financial, Inc.	161,553	4,352	South State Corp.	7,718	449
Medical Properties Trust, Inc.(ö)	163,900	2,206	Southwest Bancorp, Inc.	38,539	594
MGIC Investment Corp.(Æ)	592,769	4,381	Sovran Self Storage, Inc.(ö)	13,000	997
Mid-America Apartment Communities, Inc.			Square 1 Financial, Inc. Class A(Æ)	2,753	52
(ö)	42,475	2,970	STAG Industrial, Inc.(ö)	16,910	386
MidWestOne Financial Group, Inc.	5,844	137	StanCorp Financial Group, Inc.	766	46
MoneyGram International, Inc.(Æ)	23,900	345	Starwood Property Trust, Inc.(ö)	43,400	1,024
Montpelier Re Holdings, Ltd.	53,280	1,573	Starwood Waypoint Residential Trust(Æ)(ö)	15,280	402

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 51

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
State Auto Financial Corp.	1,442	30	Cardiovascular Systems, Inc.(Æ)	121,822	3,289
State Bank Financial Corp.	289,277	4,776	Centene Corp.(Æ)	72,388	5,219
Sterling Bancorp	305,686	3,638	Chemed Corp.(Ñ)	58,598	5,968
Stock Yards Bancorp, Inc.	9,609	281	Computer Programs & Systems, Inc.	70,090	4,613
Sun Communities, Inc.(ö)	85,079	4,478	CorVel Corp.(Æ)	1,744	70
Susquehanna Bancshares, Inc.	424,456	4,321	Depomed, Inc.(Æ)	197,974	1,970
SVB Financial Group(Æ)	8,608	938	DexCom, Inc.(Æ)	36,150	1,362
Symetra Financial Corp.	23,895	545	Durata Therapeutics, Inc.(Æ)(Ñ)	55,155	709
Synovus Financial Corp.	1,115	26	Emergent Biosolutions, Inc.(Æ)	50,141	1,103
TCF Financial Corp.	40,971	648	Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	22,187	835
Territorial Bancorp, Inc.	7,690	155	Ensign Group, Inc. (The)	108,351	3,568
Third Point Reinsurance, Ltd.(Æ)	32,538	474	Enzo Biochem, Inc.(Æ)	142,549	684
Trico Bancshares	2,715	61	Exact Sciences Corp.(Æ)(Ñ)	68,995	1,077
Tristate Capital Holdings, Inc.(Æ)	10,840	106	Exactech, Inc.(Æ)	20,345	463
TrustCo Bank Corp.	5,705	38	Five Star Quality Care, Inc.(Æ)	28,691	131
Two Harbors Investment Corp.(ö)	169,600	1,735	Fluidigm Corp.(Æ)	75,182	2,153
UMB Financial Corp.	66,828	3,784	Globus Medical, Inc. Class A(Æ)	53,602	1,195
Umpqua Holdings Corp.	232,869	3,940	Greatbatch, Inc.(Æ)	200,436	9,924
United Bankshares, Inc.	99,251	3,184	Haemonetics Corp.(Æ)	170,270	6,057
United Financial Bancorp, Inc.	390,622	4,953	Hanger, Inc.(Æ)	120,105	3,801
United Fire Group, Inc.	9,155	259	Health Net, Inc.(Æ)	4,861	200
ViewPoint Financial Group, Inc.	116,714	2,934	ICON PLC(Æ)	124,706	6,460
Waddell & Reed Financial, Inc. Class A	7,785	411	IGI Laboratories, Inc.(Æ)	124,874	658
Walker & Dunlop, Inc.(Æ)	10,460	143	Inogen, Inc.(Æ)	35,872	717
Walter Investment Management Corp.(Æ)(Ñ)	65,059	1,794	Insulet Corp.(Æ)	177,575	6,276
Washington Federal, Inc.	387,397	8,120	Integra LifeSciences Holdings Corp.(Æ)	87,462	4,147
Webster Financial Corp.	145,531	4,172	Invacare Corp.	181,523	2,717
WesBanco, Inc.	28,024	837	Keryx Biopharmaceuticals, Inc.(Æ)(Ñ)	57,158	860
Westamerica Bancorporation(Ñ)	92,460	4,421	Kindred Healthcare, Inc.	49,612	1,186
Western Alliance Bancorp(Æ)	55,347	1,267	Lannett Co., Inc.(Æ)	2,272	76
Wilshire Bancorp, Inc.	66,387	625	LifePoint Hospitals, Inc.(Æ)	44,923	3,222
Winthrop Realty Trust(ö)	300,275	4,525	Ligand Pharmaceuticals, Inc. Class B(Æ)	56,701	2,788
WisdomTree Investments, Inc.(Æ)(Ñ)	108,039	1,108	Magellan Health, Inc.(Æ)	42,588	2,453
WSFS Financial Corp.	13,819	989	Masimo Corp.(Æ)	25,000	602
		483,246	Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	95,900	567
			Molina Healthcare, Inc.(Æ)	90,376	3,692
Health Care - 8.1%			Natus Medical, Inc.(Æ)	214,876	6,182
Abiomed, Inc.(Æ)(Ñ)	194,131	4,970	NeoGenomics, Inc.(Æ)	149,688	775
Acadia Healthcare Co., Inc.(Æ)	156,448	7,456	Novadaq Technologies, Inc.(Æ)	91,689	1,407
Acorda Therapeutics, Inc.(Æ)	47,623	1,394	Novavax, Inc.(Æ)(Ñ)	173,041	749
Aerie Pharmaceuticals, Inc.(Æ)	24,110	428	NPS Pharmaceuticals, Inc.(Æ)	130,609	3,649
Affymetrix, Inc.(Æ)(Ñ)	72,656	625	Omeros Corp.(Æ)(Ñ)	51,199	697
Albany Molecular Research, Inc.(Æ)	210,036	3,999	Omnicell, Inc.(Æ)	59,334	1,626
Alphatec Holdings, Inc.(Æ)	54,000	76	OraSure Technologies, Inc.(Æ)	138,980	1,144
Amedisys, Inc.(Æ)	17,403	351	Orthofix International NV(Æ)	1,260	42
Amicus Therapeutics, Inc.(Æ)	151,278	640	Pacira Pharmaceuticals, Inc.(Æ)	48,042	4,420
Anacor Pharmaceuticals, Inc.(Æ)	40,438	673	Pernix Therapeutics Holdings, Inc.(Æ)	85,652	643
Analogic Corp.	57,408	4,128	PharMerica Corp.(Æ)	51,019	1,377
ANI Pharmaceuticals, Inc.(Æ)	71,576	1,834	Prestige Brands Holdings, Inc.(Æ)	140,239	4,319
Anika Therapeutics, Inc.(Æ)	18,044	759	Providence Service Corp. (The)(Æ)	22,050	873
AtriCure, Inc.(Æ)	31,328	516	PTC Therapeutics, Inc.(Æ)	31,037	820
AVANIR Pharmaceuticals, Inc. Class A(Æ)	154,962	807	Repligen Corp.(Æ)	44,827	940
BioCryst Pharmaceuticals, Inc.(Æ)(Ñ)	69,518	870	Rigel Pharmaceuticals, Inc.(Æ)	115,633	378
BioDelivery Sciences International, Inc.(Æ)			RTI Surgical, Inc.(Æ)	1,138,316	5,202
(Ñ)	180,085	2,296	Sagent Pharmaceuticals, Inc.(Æ)	48,583	1,238
Bio-Rad Laboratories, Inc. Class A(Æ)	1,698	195	STERIS Corp.	112,674	5,733
Bluebird Bio, Inc.(Æ)	18,248	610	SurModics, Inc.(Æ)	1,743	33
Cambrex Corp.(Æ)	108,086	2,277	Techne Corp.	55,238	5,155
Capital Senior Living Corp.(Æ)	166,994	4,115	Trinity Biotech PLC - ADR	167,712	3,896

See accompanying notes which are an integral part of this quarterly report.

52 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Triple-S Management Corp. Class B(Æ)	28,300	489	RTI International Metals, Inc.(Æ)	142,505	3,543
US Physical Therapy, Inc.	81,834	2,859	Schnitzer Steel Industries, Inc. Class A	193,581	5,171
Vanda Pharmaceuticals, Inc.(Æ)(Ñ)	53,446	786	Sensient Technologies Corp.	62,726	3,293
VCA, Inc.(Æ)	95,678	3,568	Silgan Holdings, Inc.	57,367	2,824
WellCare Health Plans, Inc.(Æ)	40,388	2,519	Simpson Manufacturing Co., Inc.	111,338	3,386
		191,350	Steel Dynamics, Inc.	4,876	103
			Stepan Co.	8,346	402
Materials and Processing - 6.3%			Stillwater Mining Co.(Æ)	119,933	2,147
A Schulman, Inc.	41,161	1,636	Trecora Resources, Inc.(Æ)	24,470	294
Acuity Brands, Inc.	35,217	3,778	Trex Co., Inc.(Æ)	95,823	2,697
Apogee Enterprises, Inc.	67,250	2,182	Unifi, Inc.(Æ)	160,395	4,594
Ashland, Inc.	1,142	119	Universal Forest Products, Inc.	61,455	2,690
Axiall Corp.	89,106	3,816	US Silica Holdings, Inc.	15,471	870
Belden, Inc.	9,333	634	Watsco, Inc.	13,392	1,199
Berry Plastics Group, Inc.(Æ)	122,090	2,966	Worthington Industries, Inc.	25,300	968
Cabot Corp.	109,189	5,720			147,870
Caesarstone Sdot-Yam, Ltd.	32,409	1,405
Calgon Carbon Corp.(Æ)	214,699	4,552	Producer Durables - 16.5%
Carpenter Technology Corp.	46,874	2,538	ABM Industries, Inc.	273,701	6,736
Clarcor, Inc.	181,648	10,773	Accuride Corp.(Æ)	473,387	2,367
Comfort Systems USA, Inc.	94,380	1,406	Actuant Corp. Class A	90,444	2,920
Commercial Metals Co.	111,762	1,927	Advisory Board Co. (The)(Æ)	58,853	2,951
Compass Minerals International, Inc.	38,757	3,334	Aerovironment, Inc.(Æ)	24,205	762
Continental Building Products, Inc.(Æ)	6,795	90	AGCO Corp.	18,259	889
Domtar Corp.	864	31	Air Lease Corp. Class A	24,604	848
Eagle Materials, Inc.	15,304	1,390	Air Transport Services Group, Inc.(Æ)	112,975	867
Gibraltar Industries, Inc.(Æ)	11,615	171	Aircastle, Ltd.	51,881	931
Global Brass & Copper Holdings, Inc.	18,697	284	Alamo Group, Inc.	1,758	84
Graphic Packaging Holding Co.(Æ)	123,000	1,476	Albany International Corp. Class A	21,714	778
Greif, Inc. Class A	74,414	3,734	Allegiant Travel Co. Class A	5,790	682
Griffon Corp.	19,979	215	Altra Industrial Motion Corp.	199,747	6,262
Haynes International, Inc.	55,933	2,785	American Superconductor Corp.(Æ)	13,600	27
Hexcel Corp.(Æ)	2,757	103	AO Smith Corp.	6,782	317
Horsehead Holding Corp.(Æ)	41,892	785	Applied Industrial Technologies, Inc.	23,580	1,143
Huntsman Corp.	1,550	40	ArcBest Corp.	80,346	2,549
Innophos Holdings, Inc.	125,198	7,566	Ardmore Shipping Corp.	119,233	1,566
Innospec, Inc.	86,060	3,460	Argan, Inc.	31,279	1,060
Insteel Industries, Inc.	43,274	794	Astec Industries, Inc.	174,638	6,788
Intrepid Potash, Inc.(Æ)(Ñ)	173,986	2,577	Astronics Corp.(Æ)	13,466	781
Koppers Holdings, Inc.	107,916	3,888	Astronics Corp. Class B(Æ)	3,295	190
Kraton Performance Polymers, Inc.(Æ)	13,149	271	Baltic Trading, Ltd.(Ñ)	322,964	1,644
Kronos Worldwide, Inc.	259,114	3,863	Barnes Group, Inc.	122,744	4,204
Lennox International, Inc.	705	60	Barrett Business Services, Inc.	94,873	5,415
Materion Corp.	26,490	856	Blount International, Inc.(Æ)	313,522	4,095
Minerals Technologies, Inc.	88,689	5,150	Brady Corp. Class A	81,897	2,142
MRC Global, Inc.(Æ)	33,575	901	Briggs & Stratton Corp.	353,105	6,472
Mueller Water Products, Inc. Class A	7,038	54	Bristow Group, Inc.	95,615	6,824
Neenah Paper, Inc.	4,533	225	CAI International, Inc.(Æ)	31,015	592
NewMarket Corp.	10,928	4,229	CBIZ, Inc.(Æ)(Ñ)	608,063	4,962
NN, Inc.	44,168	1,281	CDI Corp.	2,283	32
Olympic Steel, Inc.	4,439	97	Celadon Group, Inc.	45,666	970
OM Group, Inc.	228,093	6,448	Chart Industries, Inc.(Æ)	43,710	3,324
Patrick Industries, Inc.(Æ)	27,320	1,138	CIRCOR International, Inc.	5,932	426
PGT, Inc.(Æ)	326,588	3,024	Columbus McKinnon Corp.	14,063	327
PH Glatfelter Co.	45,418	1,081	Commercial Vehicle Group, Inc.(Æ)	284,916	2,610
Quaker Chemical Corp.	70,574	4,983	Convergys Corp.	111,083	2,154
Quanex Building Products Corp.	3,272	56	Con-way, Inc.	4,744	234
Reliance Steel & Aluminum Co.	5,490	375	Corporate Executive Board Co. (The)	65,334	4,055
Resolute Forest Products, Inc.(Æ)	222,329	3,422	CoStar Group, Inc.(Æ)	10,491	1,508

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 53

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Covenant Transportation Group, Inc. Class			McGrath RentCorp	16,251	561
A(Æ)	4,982	59	Measurement Specialties, Inc.(Æ)	1,856	160
CPI Aerostructures, Inc.(Æ)	88,638	1,050	Modine Manufacturing Co.(Æ)	116,734	1,607
Deluxe Corp.	21,515	1,184	Multi-Color Corp.	22,161	872
Dice Holdings, Inc.(Æ)	442,824	4,056	MYR Group, Inc.(Æ)	33,107	821
Ducommun, Inc.(Æ)	3,600	100	Nordson Corp.	566	43
Echo Global Logistics, Inc.(Æ)	138,628	3,051	Old Dominion Freight Line, Inc.(Æ)	78,046	4,954
EMCOR Group, Inc.	53,450	2,188	On Assignment, Inc.(Æ)	134,706	3,638
Engility Holdings, Inc.(Æ)	26,239	907	Orbital Sciences Corp.(Æ)	1,328	34
Ennis, Inc.	54,174	768	Park-Ohio Holdings Corp.	18,773	1,114
EnPro Industries, Inc.(Æ)	70,593	4,830	PHH Corp.(Æ)	79,075	1,846
Erickson, Inc.(Æ)(Ñ)	104,880	1,534	Powell Industries, Inc.	54,442	3,180
ESCO Technologies, Inc.	132,102	4,432	Proto Labs, Inc.(Æ)(Ñ)	93,219	7,551
Exponent, Inc.	61,559	4,376	Quad/Graphics, Inc.	52,833	1,116
Forward Air Corp.	104,783	4,691	Quality Distribution, Inc.(Æ)	65,174	870
Franklin Electric Co., Inc.	51,761	1,897	Regal-Beloit Corp.	69,964	4,918
G&K Services, Inc. Class A	122,244	5,879	Republic Airways Holdings, Inc.(Æ)	4,495	45
GATX Corp.	99,198	6,150	Resources Connection, Inc.	254,835	3,848
General Cable Corp.	171,786	3,819	Roadrunner Transportation Systems, Inc.(Æ)	198,230	4,984
Genesee & Wyoming, Inc. Class A(Æ)	26,112	2,604	RR Donnelley & Sons Co.	2,418	42
Global Power Equipment Group, Inc.	5,209	86	Rush Enterprises, Inc. Class A(Æ)	137,365	4,839
Gorman-Rupp Co. (The)	2,059	60	SkyWest, Inc.	373,497	3,993
Graco, Inc.	1,082	80	Spirit Airlines, Inc.(Æ)	1,680	110
GrafTech International, Ltd.(Æ)(Ñ)	525,280	4,412	Standex International Corp.	14,480	955
Granite Construction, Inc.	433,674	14,116	Steelcase, Inc. Class A	257,671	3,891
Greenbrier Cos., Inc.	44,621	2,876	SunOpta, Inc.(Æ)	307,762	3,804
Gulfmark Offshore, Inc. Class A	261,002	9,989	Sykes Enterprises, Inc.(Æ)	263,308	5,450
H&E Equipment Services, Inc.(Æ)	160,202	5,796	Taser International, Inc.(Æ)	264,154	3,186
Hardinge, Inc.	7,841	94	Teledyne Technologies, Inc.(Æ)	54,727	4,991
Harsco Corp.	371,677	9,392	TeleTech Holdings, Inc.(Æ)	29,883	823
Hawaiian Holdings, Inc.(Æ)(Ñ)	135,075	1,882	Tennant Co.	5,169	377
Healthcare Services Group, Inc.	170,071	4,446	Thermon Group Holdings, Inc.(Æ)	177,434	4,326
Heico Corp. Class A	58,835	2,372	Tidewater, Inc.	119,431	5,646
HEICO Corp.	50,680	2,491	Titan International, Inc.(Ñ)	164,989	2,462
Herman Miller, Inc.	216,131	6,320	Toro Co. (The)	51,969	3,083
Hub Group, Inc. Class A(Æ)	82,725	3,820	TriMas Corp.(Æ)	109,696	3,475
Hurco Cos., Inc.	1,095	35	TrueBlue, Inc.(Æ)	18,200	491
Huron Consulting Group, Inc.(Æ)	73,106	4,419	Tsakos Energy Navigation, Ltd.	175,381	1,242
Hyster-Yale Materials Handling, Inc.	605	48	Tutor Perini Corp.(Æ)	56,375	1,535
ICF International, Inc.(Æ)	6,559	227	Twin Disc, Inc.	32,395	934
InnerWorkings, Inc.(Æ)	35,000	285	UniFirst Corp.	4,330	421
Kadant, Inc.	17,759	677	United Rentals, Inc.(Æ)	35,746	3,785
Kaman Corp. Class A	59,898	2,397	United Stationers, Inc.	62,270	2,402
Kelly Services, Inc. Class A(Æ)	15,151	242	US Ecology, Inc.	29,869	1,352
Kforce, Inc.	43,228	860	Wabtec Corp.	79,104	6,382
Kimball International, Inc. Class B	59,638	940	WageWorks, Inc.(Æ)	158,601	6,620
Knight Transportation, Inc.	266,082	6,375	Watts Water Technologies, Inc. Class A	16,800	982
Knoll, Inc.	338,388	5,688	Woodward, Inc.	28,300	1,414
Layne Christensen Co.(Æ)(Ñ)	200,722	2,178	Zebra Technologies Corp. Class A(Æ)	71,530	5,727
Lexmark International, Inc. Class A	50,704	2,435			388,176
Lindsay Corp.(Ñ)	36,679	2,969
Lydall, Inc.(Æ)	38,092	961	Technology - 12.2%
Manitex International, Inc.(Æ)	60,240	833	Acacia Research Corp.(Ñ)	232,445	3,966
Manpowergroup, Inc.	11,173	870	ACI Worldwide, Inc.(Æ)	108,210	2,028
Marten Transport, Ltd.	216,519	4,382	Actuate Corp.(Æ)	3,500	15
MasTec, Inc.(Æ)	57,480	1,563	Acxiom Corp.(Æ)	163,647	2,998
Matson, Inc.	28,684	773	ADTRAN, Inc.	190,104	4,228
MAXIMUS, Inc.	151,355	6,260	Agilysys, Inc.(Æ)	1,000	13
Maxwell Technologies, Inc.(Æ)	51,661	562	Allot Communications, Ltd.(Æ)(Ñ)	91,844	1,188

See accompanying notes which are an integral part of this quarterly report.

54 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American Software, Inc. Class A(Æ)	14,881	139	Integrated Device Technology, Inc.(Æ)	76,680	1,101
Anixter International, Inc.	42,196	3,628	Integrated Silicon Solution, Inc.	66,777	976
Applied Micro Circuits Corp.(Æ)	4,682	39	InterDigital, Inc.	55,510	2,447
Applied Optoelectronics, Inc.(Æ)	100,138	1,803	Intersil Corp. Class A	92,902	1,192
Aspen Technology, Inc.(Æ)	83,334	3,620	Intevac, Inc.(Æ)	17,900	114
Atmel Corp.(Æ)	141,300	1,159	Kemet Corp.(Æ)	17,507	86
Attunity, Ltd.(Æ)	76,837	549	Kulicke & Soffa Industries, Inc.(Æ)	523,074	7,124
Bel Fuse, Inc. Class B	33,881	801	Lambda TD Software, Inc.(Æ)	2,770	47
Benchmark Electronics, Inc.(Æ)	101,715	2,456	Lattice Semiconductor Corp.(Æ)	135,688	928
Blackbaud, Inc.	181,382	6,659	Limelight Networks, Inc.(Æ)	55,291	142
Brocade Communications Systems, Inc.	84,432	778	Lionbridge Technologies, Inc.(Æ)	148,028	848
Brooks Automation, Inc.	9,307	95	LivePerson, Inc.(Æ)	72,117	850
Cadence Design Systems, Inc.(Æ)	3,417	58	LogMeIn, Inc.(Æ)	24,435	995
Calix, Inc.(Æ)	129,135	1,200	Manhattan Associates, Inc.(Æ)	41,662	1,223
Callidus Software, Inc.(Æ)	94,279	1,011	ManTech International Corp. Class A	16,491	445
CEVA, Inc.(Æ)	38,435	547	Marketo, Inc.(Æ)(Ñ)	125,564	3,434
ChannelAdvisor Corp.(Æ)	83,970	1,925	MaxLinear, Inc. Class A(Æ)	31,000	294
Checkpoint Systems, Inc.(Æ)	281,288	3,443	Mentor Graphics Corp.	89,484	1,767
Ciber, Inc.(Æ)	43,741	153	Mercury Systems, Inc.(Æ)	223,116	2,465
Cohu, Inc.(Å)	214,477	2,391	Methode Electronics, Inc.	31,369	1,003
Comtech Telecommunications Corp.	34,243	1,157	Micrel, Inc.	206,799	2,163
Cornerstone OnDemand, Inc.(Æ)	68,087	2,849	MICROS Systems, Inc.(Æ)	13,560	917
CSG Systems International, Inc.	32,434	845	MicroStrategy, Inc. Class A(Æ)	649	93
Daktronics, Inc.	76,455	849	MKS Instruments, Inc.	107,537	3,418
Datalink Corp.(Æ)	14,100	159	Monotype Imaging Holdings, Inc.	385,422	11,520
Dealertrack Technologies, Inc.(Æ)	26,405	992	Multi-Fineline Electronix, Inc.(Æ)	1,800	18
Demand Media, Inc.(Æ)	15,067	82	NetScout Systems, Inc.(Æ)	29,799	1,267
Demandware, Inc.(Æ)(Ñ)	57,479	3,463	Newport Corp.(Æ)	15,547	269
Diebold, Inc.	95,435	3,596	NIC, Inc.	10,700	181
Digimarc Corp.	24,900	631	Nimble Storage, Inc.(Æ)(Ñ)	54,919	1,421
Digital River, Inc.(Æ)	75,117	1,073	NVE Corp.(Æ)	11,351	753
Diodes, Inc.(Æ)	124,400	3,172	OmniVision Technologies, Inc.(Æ)	51,709	1,158
DTS, Inc.(Æ)	3,100	56	Oplink Communications, Inc.(Æ)	251,299	4,790
Echelon Corp.(Æ)(Ñ)	56,642	128	Palo Alto Networks, Inc.(Æ)	4,600	372
Electro Scientific Industries, Inc.	595,813	3,563	Park Electrochemical Corp.	157,390	4,432
Entegris, Inc.(Æ)	231,261	2,657	PC Connection, Inc.	36,113	738
Entropic Communications, Inc.(Æ)	92,100	257	PDF Solutions, Inc.(Æ)	348,269	6,673
Envestnet, Inc.(Æ)	60,287	2,629	Perficient, Inc.(Æ)	224,124	3,808
EPAM Systems, Inc.(Æ)	96,686	3,738	Pericom Semiconductor Corp.(Æ)	3,756	33
ePlus, Inc.(Æ)	4,262	233	Photronics, Inc.(Æ)	699,711	5,577
Extreme Networks, Inc.(Æ)	24,136	113	Pixelworks, Inc.(Æ)(Ñ)	122,269	962
Fabrinet(Æ)	239,974	4,464	Plexus Corp.(Æ)	229,649	9,032
Fairchild Semiconductor International, Inc.			Polycom, Inc.(Æ)	351,619	4,508
Class A(Æ)	177,330	2,699	Progress Software Corp.(Æ)	371,402	8,609
FEI Co.	13,622	1,043	Proofpoint, Inc.(Æ)	249,425	8,797
FormFactor, Inc.(Æ)	969,524	6,544	PROS Holdings, Inc.(Æ)	27,685	709
Glu Mobile, Inc.(Æ)(Ñ)	127,863	717	PTC, Inc.(Æ)	2,919	105
GSI Group, Inc.(Æ)	17,200	198	QLogic Corp.(Æ)	112,723	1,026
Guidance Software, Inc.(Æ)(Ñ)	15,182	118	Qualys, Inc.(Æ)	133,543	3,190
Guidewire Software, Inc.(Æ)	60,971	2,469	Quantum Corp.(Æ)	326,886	409
Harmonic, Inc.(Æ)	254,915	1,530	Radware, Ltd.(Æ)	72,718	1,192
IAC/InterActiveCorp	33,907	2,279	Rambus, Inc.(Æ)	80,501	927
ICG Group, Inc.(Æ)	37,309	631	RetailMeNot, Inc.(Æ)(Ñ)	107,616	2,632
iGATE Corp.(Æ)	2,182	78	Rubicon Project, Inc. (The)(Æ)(Ñ)	79,979	953
Imation Corp.(Æ)	9,461	30	Rudolph Technologies, Inc.(Æ)	45,719	421
Infinera Corp.(Æ)(Ñ)	184,926	1,701	Saba Software, Inc.(Æ)	240,421	2,981
Ingram Micro, Inc. Class A(Æ)	18,344	526	Sanmina Corp.(Æ)	36,800	857
Inphi Corp.(Æ)	54,995	839	Seachange International, Inc.(Æ)	4,999	37
Insight Enterprises, Inc.(Æ)	62,132	1,632	ServiceNow, Inc.(Æ)	48,424	2,847

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 55

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair				Principal	Fair
	Amount ($) or	Value				Amount ($) or	Value
	Shares	$				Shares	$
ShoreTel, Inc.(Æ)	168,354	1,040		Pure Cycle Corp.(Æ)(Ñ)		289,414	1,954
Sigma Designs, Inc.(Æ)	48,983	208		Seventy Seven Energy, Inc. Class W(Æ)		27,499	617
Silicon Graphics International Corp.(Æ)(Ñ)	324,710	3,088		Shenandoah Telecommunications Co.		37,916	1,051
Silicon Image, Inc.(Æ)	7,783	39		Southwest Gas Corp.		25,954	1,285
Skyworks Solutions, Inc.	1,360	69		UIL Holdings Corp.		17,348	609
Sonus Networks, Inc.(Æ)	306,443	1,082		Unitil Corp.		4,918	157
Spansion, Inc. Class A(Æ)	44,187	838		Vonage Holdings Corp.(Æ)		240,952	838
Splunk, Inc.(Æ)	51,423	2,418		WGL Holdings, Inc.		5,468	213
SPS Commerce, Inc.(Æ)	92,832	4,953		York Water Co.		3,204	61
Super Micro Computer, Inc.(Æ)	43,698	1,144					82,030
Synaptics, Inc.(Æ)	10,907	788
SYNNEX Corp.(Æ)	24,890	1,605		Total Common Stocks
Synopsys, Inc.(Æ)	22,716	858		(cost $1,975,718)			2,127,977
Syntel, Inc.(Æ)	14,019	1,211		Warrants & Rights - 0.0%
Tableau Software, Inc. Class A(Æ)	34,494	2,242		Magnum Hunter Resources Corp.(Æ)
Take-Two Interactive Software, Inc.(Æ)	50,100	1,121		2015	Warrant	26,846	—
Tangoe, Inc.(Æ)	176,440	2,435		Total Warrants & Rights
TeleNav, Inc.(Æ)	64,060	318		(cost $—)			—
Tessera Technologies, Inc.	163,066	4,144	Short	-Term Investments - 9.3%
Ultimate Software Group, Inc.(Æ)	35,024	4,725		Russell U.S. Cash Management Fund		218,200,706(8)	218,201
VASCO Data Security International, Inc.(Æ)	79,789	1,083		Total Short-Term Investments
VeriFone Systems, Inc.(Æ)	141,541	4,743		(cost $218,201)			218,201
Verint Systems, Inc.(Æ)	25,017	1,174		Other Securities - 5.2%
Vishay Intertechnology, Inc.	330,504	4,868		Russell U.S. Cash Collateral Fund(×)		123,191,416(8)	123,191
Vocera Communications, Inc.(Æ)	50,770	638		Total Other Securities
Xcerra Corp.(Æ)	544,439	5,091		(cost $123,191)			123,191
Zynga, Inc. Class A(Æ)	130,900	382		Total Investments 105.1%
		286,211		(identified cost $2,317,110)			2,469,369

Utilities - 3.5%				Other Assets and Liabilities, Net
Advantage Oil & Gas, Ltd.(Æ)	549,218	2,933	-	(5.1%)			(119,561)
ALLETE, Inc.	8,120	381		Net Assets - 100.0%			2,349,808
American States Water Co.	176,523	5,393
Artesian Resources Corp. Class A	9,241	201
Avista Corp.	88,696	2,752
Black Hills Corp.	63,478	3,346
Boingo Wireless, Inc.(Æ)	201,027	1,228
California Water Service Group	130,393	2,969
Cleco Corp.	106,722	5,949
Dynegy, Inc. Class A(Æ)	4,300	114
El Paso Electric Co.	99,930	3,682
Energen Corp.	728	59
FairPoint Communications, Inc.(Æ)(Ñ)	159,900	2,335
Genesis Energy, LP	76,299	4,005
IDT Corp. Class B	21,466	335
Intelsat SA(Æ)	22,200	412
j2 Global, Inc.(Ñ)	146,497	7,167
Laclede Group, Inc. (The)	50,600	2,377
Magellan Petroleum Corp.(Æ)	719,716	1,382
MGE Energy, Inc.	9,196	346
New Jersey Resources Corp.	15,935	814
Northwest Natural Gas Co.	7,432	321
NorthWestern Corp.	113,453	5,244
NRG Yield, Inc. Class A(Ñ)	104,861	5,479
Orbcomm, Inc.(Æ)	123,056	773
Phillips 66 Partners, LP	81,534	5,214
Piedmont Natural Gas Co., Inc.	35,174	1,220
PNM Resources, Inc.	39,815	1,021
Premiere Global Services, Inc.(Æ)	594,865	7,793

See accompanying notes which are an integral part of this quarterly report.
56 Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
			Principal		Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date	or shares		$	$	$
0.1%
Cohu, Inc.		03/11/08		187,270	11.04 2,067		2,088
							2,088
For a description of restricted securities see note 9 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures			1,989	USD	222,112	09/14	(7,361)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(7,361)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$320,226		$—			$—	$320,226
Consumer Staples	85,641		—			—	85,641
Energy	143,227		—			—	143,227
Financial Services	483,246		—			—	483,246
Health Care	191,350		—			—	191,350
Materials and Processing	147,870		—			—	147,870
Producer Durables	388,176		—			—	388,176
Technology	286,211		—			—	286,211
Utilities	82,030		—			—	82,030
Warrants & Rights	—		—			—	—
Short-Term Investments	—		218,201			—	218,201
Other Securities	—		123,191			—	123,191
Total Investments	2,127,977		341,392			—	2,469,369

Other Financial Instruments
Futures Contracts	(7,361)		—			—	(7,361)
Total Other Financial Instruments*	$(7,361)		$—			$—	$(7,361)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.5%			Austria - 0.3%
Australia - 3.0%			Erste Group Bank AG	417,201	10,699
Abacus Property Group(ö)	43,300	103	S IMMO AG(Æ)	107,407	855
AGL Energy, Ltd.	138,443	1,890			11,554
Amcor, Ltd. Class A	302,232	2,905
Arrium, Ltd.	321,800	241	Belgium - 0.7%
ASX, Ltd. - ADR	17,166	574	Ageas(Æ)	12,778	—
Aurizon Holdings, Ltd.	220,433	1,020	AGFA-Gevaert NV(Æ)	618,735	1,849
Australia & New Zealand Banking			Anheuser-Busch InBev NV	91,573	9,900
Group, Ltd. - ADR	472,405	14,761	Belgacom SA	152,779	4,970
Beach Energy, Ltd.	1,020,400	1,588	bpost SA	59,393	1,491
Bendigo and Adelaide Bank, Ltd.	101,117	1,186	Delhaize Group SA	35,276	2,298
Bentham IMF, Ltd.	90,862	178	Elia System Operator SA	3,771	183
BGP Holdings PLC(Æ)(Þ)	559,805	—	Groupe Bruxelles Lambert SA	19,016	1,892
BHP Billiton, Ltd. - ADR	255,321	9,078	KBC Groep NV(Æ)	94,265	5,098
BlueScope Steel, Ltd.(Æ)	127,100	732	NV Bekaert SA	14,910	556
Caltex Australia, Ltd.	55,956	1,275	Nyrstar NV(Æ)(Ñ)	470,965	1,943
CFS Retail Property Trust Group(ö)	212,679	425			30,180
Challenger, Ltd.	253,400	1,872
Coca-Cola Amatil, Ltd.	192,390	1,647	Bermuda - 0.7%
Commonwealth Bank of Australia - ADR	98,009	7,561	Catlin Group, Ltd.	45,745	389
Computershare, Ltd.	45,224	547	Cheung Kong Infrastructure Holdings,
Crown Resorts, Ltd.	65,720	985	Ltd.	54,000	381
CSL, Ltd.	148,822	9,316	Dairy Farm International Holdings, Ltd.	11,700	125
Dexus Property Group(ö)	505,198	555	Emperor Entertainment Hotel, Ltd.	2,330,000	817
Echo Entertainment Group, Ltd.	435,000	1,346	Emperor International Holdings, Ltd.	5,102,000	1,305
Evolution Mining, Ltd.(Ñ)	913,000	657	Jardine Strategic Holdings, Ltd.	19,500	697
GPT Group (The)(ö)	141,406	532	Li & Fung, Ltd.	6,059,164	8,095
Harvey Norman Holdings, Ltd.	173,480	493	NWS Holdings, Ltd.	500	1
Investa Office Fund(ö)	610,000	2,011	PartnerRe, Ltd. - ADR	66,175	6,906
Metcash, Ltd.	250,413	669	RenaissanceRe Holdings, Ltd.	62,175	6,081
Mirvac Group(ö)	274,240	460	Soundwill Holdings, Ltd.	44,000	79
National Australia Bank, Ltd. - ADR	371,165	12,049	Yue Yuen Industrial Holdings, Ltd.	2,010,300	6,742
NRW Holdings, Ltd.	308,100	304			31,618
Orica, Ltd.	139,134	2,814
Origin Energy, Ltd.	80,302	1,059	Brazil - 0.8%
OZ Minerals, Ltd.	33,600	144	BM&FBovespa SA	617,181	3,294
Programmed Maintenance Services, Ltd.	249,718	649	Brookfield Incorporacoes SA(Æ)	2,878,300	1,928
Ramsay Health Care, Ltd.	37,561	1,670	Cielo SA	238,400	4,361
Scentre Group(Æ)	458,397	1,448	Embraer SA - ADR	352,500	13,409
Sigma Pharmaceuticals, Ltd.	2,789,900	2,018	Itau Unibanco Holding SA - ADR	407,271	6,272
Sonic Healthcare, Ltd.	15,996	268	Kroton Educacional SA	233,509	6,219
SP AusNet	369,948	462			35,483

Stockland(ö)	181,368	680	Canada - 6.1%
Suncorp Group, Ltd.	387,061	5,107	Advantage Oil & Gas, Ltd.(Æ)	344,142	1,840
Tabcorp Holdings, Ltd.	212,088	683	Aecon Group, Inc.(Ñ)	119,200	1,794
Tassal Group, Ltd.	108,058	402	Agrium, Inc.	10,400	948
Tatts Group, Ltd.	88,287	290	Air Canada Class A(Æ)	35,885	315
Technology One, Ltd.	68,000	177	Alacer Gold Corp.(Æ)	183,900	420
Telstra Corp., Ltd.	662,349	3,358	Alimentation Couche Tard, Inc. Class B	365,355	9,999
Transfield Services, Ltd.(Æ)	909,500	1,133	AltaGas, Ltd. - ADR	38,608	1,747
Wesfarmers, Ltd.	104,237	4,222	Atco, Ltd. Class I	24,400	1,070
Western Areas, Ltd.	342,600	1,596	Badger Daylighting, Ltd.(Æ)	70,421	2,062
Westfield Corp.(Æ)	282,781	1,951	Bank of Montreal(Ñ)	94,839	7,069
Westpac Banking Corp.	356,189	11,335	Bank of Nova Scotia	130,966	8,890
Woodside Petroleum, Ltd.	82,951	3,254	Bankers Petroleum, Ltd.(Æ)	302,600	1,710
Woolworths, Ltd.	179,333	6,102	BCE, Inc.(Ñ)	23,169	1,049
		127,782	Birchcliff Energy, Ltd.(Æ)	51,500	514

See accompanying notes which are an integral part of this quarterly report.
58 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Boardwalk Real Estate Investment			Nevsun Resources, Ltd.	334,800	1,271
Trust(ö)	28,700	1,708	Onex Corp.	6,400	372
Bonavista Energy Corp.	28,400	367	Parex Resources, Inc.(Æ)	123,300	1,607
Brookfield Asset Management, Inc. Class			Pembina Pipeline Corp.	102,433	4,291
A(Æ)	236,996	10,582	Power Corp. of Canada	73,427	2,160
Brookfield Asset Management, Inc.			Power Financial Corp.	42,940	1,384
Class A	78,913	3,520	PrairieSky Royalty, Ltd.(Æ)	66,780	2,413
CAE, Inc.	98,800	1,261	Progressive Waste Solutions, Ltd.(Æ)	7,600	191
Calloway Real Estate Investment Trust(ö)	71,300	1,717	RioCan Real Estate Investment Trust(ö)	59,400	1,475
Canadian Apartment Properties REIT(ö)	31,400	662	Royal Bank of Canada - GDR(Ñ)	104,036	7,678
Canadian Imperial Bank of Commerce(Þ)	55,343	5,137	Savanna Energy Services Corp.	92,900	679
Canadian National Railway Co.(Æ)(Þ)	233,076	15,579	ShawCor, Ltd.	44,900	2,273
Canadian National Railway Co.(Ñ)	58,200	3,891	Suncor Energy, Inc.	438,162	17,991
Canadian Natural Resources, Ltd.	72,400	3,156	Toronto Dominion Bank	277,980	14,537
Canadian Oil Sands, Ltd.	47,894	1,023	TransCanada Corp.	31,464	1,578
Canadian Pacific Railway, Ltd.	73,070	13,885	Transcontinental, Inc. Class A - ADR	140,000	1,786
Canadian Tire Corp., Ltd. Class A	25,456	2,418	TransGlobe Energy Corp.	63,700	397
Canam Group, Inc.	77,600	949	Trinidad Drilling, Ltd.	382,111	3,694
Cascades, Inc.(Ñ)	246,130	1,503	Uni-Select, Inc.	20,900	536
Cenovus Energy, Inc.	85,400	2,623	Valeant Pharmaceuticals International,
CI Financial Corp.(Ñ)	226,001	7,317	Inc.(Æ)(Ñ)	93,449	10,964
Cominar Real Estate Investment Trust(ö)	22,100	381	Vermilion Energy, Inc.(Ñ)	56,800	3,749
Constellation Software, Inc.(Þ)	8,300	1,972	Yellow Media, Ltd.(Æ)	106,900	1,738
Crescent Point Energy Corp.(Ñ)	54,990	2,244			258,397
Dollarama, Inc.	22,900	1,885
Dominioin Diamond Corp.(Æ)	129,900	1,822	Cayman Islands - 0.9%
Dundee Corp. Class A(Æ)	3,200	53	21Vianet Group, Inc. - ADR(Æ)(Ñ)	59,795	1,664
Element Financial Corp.(Æ)	90,201	1,171	Baidu, Inc. - ADR(Æ)	48,436	10,465
Empire Co., Ltd. Class A	4,500	318	Chaoda Modern Agriculture Holdings,
Encana Corp.	82,200	1,770	Ltd.(Æ)	12,120,000	704
Enercare, Inc.(Æ)(Ñ)	154,500	1,929	Melco Crown Entertainment, Ltd. - ADR	105,520	3,503
Enerplus Corp.	34,000	777	MGM China Holdings, Ltd.	2,096,400	7,680
Ensign Energy Services, Inc.	51,000	821	NagaCorp, Ltd.	1,986,709	1,747
Equitable Group, Inc.	12,200	744	Qihoo 360 Technology Co., Ltd. -
Finning International, Inc.	14,000	402	ADR(Æ)(Ñ)	20,207	1,842
Genworth MI Canada, Inc.(Ñ)	111,300	4,036	Sands China, Ltd.	979,339	7,182
Gibson Energy, Inc.	97,300	2,985	SouFun Holdings, Ltd. - ADR(Æ)	222,600	2,553
Granite Real Estate Investment Trust(ö)	53,203	1,977	Vipshop Holdings, Ltd. - ADR(Æ)	6,074	1,248
Great-West Lifeco, Inc.(Þ)	12,900	376			38,588
Husky Energy, Inc.	55,759	1,696
IGM Financial, Inc.	9,700	458	Czech Republic - 0.2%
Imperial Oil, Ltd.(Ñ)	44,300	2,273	CEZ AS	238,175	6,767

Intact Financial Corp.	45,153	3,011	Denmark - 2.3%
Keyera Corp.	20,500	1,535	AP Moeller - Maersk A/S Class A	455	1,018
Legacy Oil Plus Gas, Inc.(Æ)	98,100	742	AP Moeller - Maersk A/S Class B	1,863	4,327
Lightstream Resources, Ltd.(Æ)(Ñ)	150,300	992	Carlsberg A/S Class B	77,181	7,379
Loblaw Cos., Ltd.	124,522	6,125	Christian Hansen Holding A/S	57,866	2,390
Lucara Diamond Corp.	546,700	1,284	Coloplast A/S Class B	133,933	11,308
Magna International, Inc. Class A	41,900	4,500	Danske Bank A/S	866,974	25,024
Medical Facilities Corp(Æ)	4,500	70	DSV A/S	26,623	839
Methanex Corp.	59,636	3,881	GN Store Nord A/S	164,772	4,215
Milestone Apartments Real Estate			H Lundbeck A/S	28,651	656
Investment Trust(ö)	56,100	558	NKT Holding A/S	14,912	933
Morguard Corp.	10,800	1,411	Novo Nordisk A/S Class B	174,930	8,073
Morguard North American Residential			Pandora A/S	118,836	8,119
Real Estate Investment Trust(ö)	49,000	457	Rockwool International A/S Class B	768	128
Morguard Real Estate Investment			Schouw & Co.	17,518	810
Trust(ö)	30,200	497	TDC A/S	2,183,446	22,030
National Bank of Canada	83,894	3,755

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Topdanmark A/S(Æ)	29,242	901	Vallourec SA	253,653	11,178
		98,150	Vicat	1,618	129
			Vinci SA	235,161	16,181
Finland - 0.5%			Vivendi SA - ADR(Æ)	131,956	3,311
Finnair OYJ(Æ)	119,908	457			328,213
Fortum OYJ	48,769	1,252
HKScan OYJ A Shares(Æ)	44,058	221	Germany - 6.3%
Kesko OYJ Class B	49,500	1,882	Aareal Bank AG	90,732	3,849
Orion OYJ Class B	100,542	3,726	Aurelius AG	98,842	3,481
Sampo Oyj Class A	223,324	11,090	Axel Springer SE Class A	11,217	632
Sponda OYJ	82,950	426	Bayer AG	248,351	32,890
		19,054	Bayerische Motoren Werke AG	73,429	8,780
			Beiersdorf AG(Æ)	101,930	9,215
France - 7.8%			Brenntag AG	24,333	3,907
Air Liquide SA Class A	104,121	13,254	Continental AG	74,154	16,036
ANF Immobilier Class A(ö)	9,998	328	Daimler AG	235,600	19,519
AtoS	28,985	2,260	Deutsche Annington Immobilien SE	96,893	2,965
AXA SA	101,471	2,324	Deutsche Beteiligungs AG	36,816	1,082
Boiron SA	9,801	746	Deutsche Boerse AG	337,863	24,585
Bonduelle SCA(Æ)	3,544	99	Deutsche Post AG	286,251	9,182
Bongrain SA	6,165	508	Deutsche Telekom AG	64,828	1,050
Capital Gemini SA	379,485	27,433	Fielmann AG(Ñ)	5,587	705
Casino Guichard Perrachon SA(Æ)	112,728	13,578	Freenet AG	75,386	1,998
Cegedim SA Class A(Æ)	8,798	308	Fresenius Medical Care AG & Co. KGaA	19,061	1,325
Cegid Group	19,533	787	Fresenius SE & Co. KGaA	11,704	1,753
Christian Dior SA	1,194	207	Gerresheimer AG - GDR	16,617	1,145
Credit Agricole SA	562,975	7,625	Grand City Properties SA(Æ)	13,800	173
Danone SA	178,248	12,874	Hannover Rueck SE	14,209	1,215
Dassault Systemes SA	55,702	3,725	Hornbach Baumarkt AG(Æ)	18,371	787
Euler Hermes Group	2,497	291	Krones AG	4,356	423
Faurecia	177,815	6,262	Linde AG	81,851	16,758
GDF Suez	465,130	11,917	Merck KGaA	214,932	19,099
GDF Suez(Æ)	55,671	—	MorphoSys AG(Æ)	26,012	2,495
Iliad SA	4,332	1,187	MTU Aero Engines AG	25,791	2,232
Ingenico	12,331	1,250	Muenchener Rueckversicherungs AG	64,346	13,689
Ipsen SA	26,640	1,184	Nordex SE(Æ)	67,500	1,240
JCDecaux SA	62,125	2,127	OSRAM Licht AG(Æ)	52,574	2,126
Legrand SA - ADR	120,694	6,666	ProSiebenSat.1 Media AG	88,252	3,710
LVMH Moet Hennessy Louis Vuitton			Rational AG	10,734	3,486
SA - ADR	70,790	12,146	Rhoen Klinikum AG	87,845	2,728
Metropole Television SA	86,187	1,579	SAP SE - ADR	138,930	10,957
Natixis	558,319	3,588	Siemens AG	113,158	13,999
Norbert Dentressangle SA	10,553	1,549	Software AG	36,315	912
Numericable Group SA(Æ)(Ñ)	29,389	1,626	Symrise AG	74,277	3,888
Pernod Ricard SA	105,771	11,851	Talanx AG	15,750	561
Publicis Groupe SA - ADR(Æ)	95,278	6,917	Telefonica Deutschland Holdings(Æ)	120,597	946
Rallye SA	97,108	4,862	TUI AG	102,131	1,447
Safran SA	36,185	2,119	United Internet AG	52,728	2,114
Sanofi - ADR	401,869	42,164	Volkswagen AG	53,235	12,328
Schneider Electric SE(Æ)	320,000	26,920	Wacker Neuson SE(Æ)	24,870	546
SCOR SE - ADR	185,315	5,948	Wirecard AG	54,016	2,013
Societe BIC SA	17,947	2,476			263,971
Societe Financière Foncière et de
Participations(Æ)	11,395	761	Hong Kong - 2.0%
Tarkett(Æ)	3,475	111	AIA Group, Ltd.	4,645,914	24,917
Teleperformance - GDR	14,138	980	Champion REIT(Æ)(ö)	3,765,000	1,753
Thales SA	35,502	2,015	Cheung Kong Holdings, Ltd.	280,000	5,424
Total SA	721,869	46,565	China Mobile, Ltd.	1,075,000	11,891
Unibail-Rodamco SE(ö)	4,681	1,258	CLP Holdings, Ltd.	207,000	1,720
Valeo SA	42,229	5,039	CSI Properties, Ltd.	12,430,000	528
See accompanying notes which are an integral part of this quarterly report.
60 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Far East Consortium International, Ltd.	1,257,000	478	Teva Pharmaceutical Industries, Ltd.
Global Brands Group Holdings, Ltd.(Æ)	6,387,164	1,673	- ADR	510,887	27,332
Guangdong Investment, Ltd.	3,854,000	4,335			36,567
Hang Lung Group, Ltd.	462	2
Hang Seng Bank, Ltd.	142,400	2,417	Italy - 2.4%
Hong Kong & China Gas Co., Ltd.	64	—	ACEA SpA	15,474	225
Hong Kong Exchanges and Clearing,			ASTM SpA	16,864	258
Ltd.	47,254	1,051	Atlantia SpA	291,204	7,698
Hopewell Holdings, Ltd.	25,500	89	Azimut Holding SpA	18,373	472
Hutchison Whampoa, Ltd.	117,000	1,594	Beni Stabili SpA(Ñ)(ö)	2,193,500	1,777
Hysan Development Co., Ltd.	239,000	1,146	Brembo SpA	63,731	2,343
Kowloon Development Co., Ltd.	1,314,000	1,595	Danieli & C Officine Meccaniche SpA	73,650	1,704
Link REIT (The)(ö)	440,500	2,496	De Longhi SPA(Æ)	9,369	199
Power Assets Holdings, Ltd.	198,000	1,769	Enel SpA	1,529,125	8,690
SJM Holdings, Ltd.	437,000	1,171	ENI SpA - ADR	1,339,173	34,042
Sun Hung Kai Properties, Ltd.	86,000	1,303	Immobiliare Grande Distribuzione(ö)	495,783	721
Swire Pacific, Ltd. Class A	135,821	1,745	Intesa Sanpaolo SpA	4,562,955	13,505
Tai Cheung Holdings, Ltd.(Æ)	241,000	199	Italmobiliare SpA	56,000	1,396
Techtronic Industries Co.	413,011	1,243	Moncler SpA	159,368	2,406
Television Broadcasts, Ltd.	129,634	839	Parmalat SpA	404,892	1,337
Tencent Holdings, Ltd.(Æ)	834,854	13,498	Recordati SpA	25,258	417
Wheelock & Co., Ltd.	68	—	Saipem SpA - ADR(Æ)	190,948	4,443
		84,876	Snam Rete Gas SpA	2,105,832	12,409
			Telecom Italia SpA(Æ)(Ñ)	7,074,575	8,150
India - 0.8%					102,192
HDFC Bank, Ltd. - ADR	166,439	7,889
Housing Development Finance Corp.	428,686	7,548	Japan - 12.0%
Reliance Industries, Ltd.	334,871	5,543	Aeon Delight Co., Ltd.	32,100	764
Tata Motors, Ltd. - ADR	344,205	13,534	AEON Fantasy Co, Ltd.(Æ)	15,600	208
		34,514	Aichi Bank, Ltd. (The)	1,800	88
			Ajinomoto Co., Inc.	80,000	1,233
Indonesia - 0.3%			Amada Co., Ltd.	1,438,700	14,028
Bank Rakyat Indonesia	9,884,700	9,061	Arcland Sakamoto Co., Ltd.	33,200	734
Telekomunikasi Indonesia Persero Tbk			Asahi Group Holdings, Ltd.	94,700	2,869
PT	10,228,000	2,331	Asahi Kasei Corp.	360,000	2,848
		11,392	Astellas Pharma, Inc.	1,005,138	13,494
			Bandai Namco Holdings, Inc.	52,100	1,321
Ireland - 0.8%			Bridgestone Corp.	5,400	195
CRH PLC	577,400	13,454	Brother Industries, Ltd.	11,600	209
DCC PLC	96,623	5,506	Calbee, Inc.	100,312	2,986
Eaton Corp. PLC	32,603	2,214	Calsonic Kansei Corp.	135,000	888
Endo International PLC(Æ)	56,737	3,806	Canon Marketing Japan, Inc.	101,300	2,065
FleetMatics Group PLC(Æ)	19,399	613	Canon, Inc.	537,600	17,595
James Hardie Industries PLC	129,587	1,627	Cawachi, Ltd.	44,600	806
Origin Enterprises PLC	73,806	825	Central Japan Railway Co.	8,700	1,239
Perrigo Co. PLC	13,919	2,094	Century Tokyo Leasing Corp.	4,600	148
Ryanair Holdings PLC - ADR(Æ)	25,896	1,372	Chiba Bank, Ltd. (The)	13,000	95
Total Produce PLC	274,640	420	Chudenko Corp.	41,400	666
		31,931	Daicel Chemical Industries, Ltd.	75,000	754
			Daihatsu Motor Co., Ltd.	6,000	107
Isle of Man - 0.0%			Dai-ichi Life Insurance Co., Ltd. (The)	341,525	4,840
Playtech PLC	168,668	1,739	Daikin Industries, Ltd.	150,300	10,370

Israel - 0.9%			Daito Trust Construction Co., Ltd.	62,700	7,570
Caesarstone Sdot-Yam, Ltd.	67,908	2,945	Daiwa Industries, Ltd.	29,000	202
Cellcom Israel, Ltd.(Æ)	146,764	1,814	Denso Corp.	274,500	12,656
Check Point Software Technologies, Ltd.			Doutor Nichires Holdings Co., Ltd.	108,500	1,826
(Æ)	40,982	2,781	Dydo Drinco, Inc.	2,200	97
Taro Pharmaceutical Industries, Ltd.(Æ)	12,000	1,695	Dynam Japan Holdings Co., Ltd.(Ñ)	148,200	398
			East Japan Railway Co.	19,400	1,559
			EDION Corp.(Ñ)	62,700	413

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Eighteenth Bank, Ltd. (The)	172,000	452	Mimasu Semiconductor Industry Co.,
F@N Communications, Inc.(Ñ)	124,033	1,852	Ltd.	85,700	768
FANUC Corp.	77,700	13,461	MIRAIT Holdings Corp.(Æ)	73,300	731
Fidea Holdings Co., Ltd.(Æ)	71,200	150	Mitsubishi Corp.	70,900	1,495
Fuji Electric Co., Ltd.	347,000	1,787	Mitsubishi Tanabe Pharma Corp.	10,200	149
Fuji Heavy Industries, Ltd.	182,900	5,207	Mitsubishi UFJ Financial Group, Inc.	1,012,700	5,995
Fujikura, Ltd.(Æ)	77,000	375	Mitsui High-Tec, Inc.	17,700	120
Fujishoji Co., Ltd.	52,400	670	Mochida Pharmaceutical Co., Ltd.	27,200	1,851
Fukuda Denshi Co., Ltd.	27,700	1,578	Morinaga Milk Industry Co., Ltd.	122,000	437
Fuyo General Lease Co., Ltd.	45,800	1,845	MS&AD Insurance Group Holdings, Inc.	124,500	2,847
Geo Holdings Corp.(Ñ)	97,500	828	Nabtesco Corp.	6,800	155
GMO internet, Inc.	26,700	291	Nagoya Railroad Co., Ltd.	68,000	285
Gunma Bank, Ltd.	94,000	554	Namura Shipbuilding Co., Ltd.(Ñ)	131,600	1,204
Hakuhodo DY Holdings, Inc.	20,200	213	Nankai Electric Railway Co., Ltd.	30,000	142
Heiwa Corp.	85,600	2,020	NEC Networks & System Integration
Heiwado Co., Ltd.	66,800	1,086	Corp.	27,400	672
Hirose Electric Co., Ltd.	4,600	650	NIFTY Corp.	9,800	152
Hitachi, Ltd.	982,000	7,645	Nippo Corp.	109,000	1,916
Honda Motor Co., Ltd.	857,470	29,751	Nippon Building Fund, Inc.(ö)	16	90
Hoshizaki Electric Co., Ltd.	26,056	1,321	Nippon Road Co., Ltd. (The)	329,000	1,853
Hosiden Corp.	292,200	1,760	Nippon Signal Co., Ltd. (The)	21,300	197
Hoya Corp.	635,700	20,667	Nippon Suisan Kaisha, Ltd.	72,600	210
Hulic Co., Ltd.	235,831	2,787	Nippon Telegraph & Telephone Corp.	67,300	4,474
Hyakugo Bank, Ltd. (The)	15,000	60	Nisshinbo Holdings, Inc.	96,000	972
Information Services International-			Nitori Holdings Co., Ltd.	13,900	782
Dentsu, Ltd.(Æ)	4,100	53	Nittetsu Mining Co., Ltd.	26,000	113
Inpex Corp.	647,300	9,616	NKSJ Holdings, Inc.	184,600	4,682
Isuzu Motors, Ltd.	580,000	4,039	Noevir Holdings Co., Ltd.	1,500	32
IT Holdings Corp.	79,500	1,457	NS Solutions Corp.	3,200	93
ITOCHU Corp.	1,150,300	14,720	NTT DOCOMO, Inc.	641,425	11,310
Itochu Enex Co., Ltd.(Æ)	145,400	1,065	Obic Co., Ltd.	10,100	358
Japan Digital Laboratory Co., Ltd.	14,000	251	Okinawa Cellular Telephone Co.(Æ)	27,200	803
Japan Petroleum Exploration Co.	44,500	1,689	Ono Pharmaceutical Co., Ltd.	40,959	3,478
Japan Tobacco, Inc.	198,200	6,915	Oriental Land Co., Ltd.	900	169
JGC Corp.	43,000	1,306	ORIX Corp.	608,900	9,899
Kamei Corp.	39,000	293	Otsuka Holdings Co., Ltd.	75,700	2,409
Kamigumi Co., Ltd.	10,000	96	Paltac Corp.(Æ)	21,200	282
Kanamoto Co., Ltd.	80,127	3,355	Panahome Corp.(Æ)	86,000	639
Kanematsu Corp.	1,053,000	1,892	Ricoh Leasing Co., Ltd.	18,900	548
Kao Corp.	221,700	9,121	Rinnai Corp.	2,100	192
Kato Sangyo Co., Ltd.	20,200	449	Round One Corp.	187,200	1,094
KDDI Corp.	173,400	9,988	San-A Co., Ltd. Class A	1,800	58
Keihan Electric Railway Co., Ltd.	21,000	92	San-Ai Oil Co., Ltd.	103,000	783
Keyence Corp.	17,100	7,431	San-In Godo Bank, Ltd. (The)	77,000	544
Kinden Corp.	24,000	266	Sankyo Co., Ltd.	1,800	70
Kissei Pharmaceutical Co., Ltd.	76,100	1,811	Sankyp Tateyama, Inc.(Æ)	48,500	981
Koa Corp.(Æ)	17,800	193	Sanshin Electronics Co., Ltd.	207,900	1,684
Kokuyo Co Ltd.(Æ)	12,000	98	Santen Pharmaceutical Co., Ltd.	13,900	818
Komori Corp.	87,800	1,062	Secom Co., Ltd.	191,300	11,672
K's Holdings Corp.	46,500	1,327	Seiko Epson Corp.	16,100	678
Kuraray Co., Ltd.	31,500	414	Seino Holdings Co., Ltd.	29,000	313
Kyocera Corp.	121,900	5,904	Seven & I Holdings Co., Ltd.	85,000	3,547
KYORIN Holdings, Inc.	38,900	801	Shimamura Co., Ltd.	13,800	1,371
Kyudenko Corp.	195,000	1,777	Shin-Etsu Chemical Co., Ltd.	379,925	24,116
M3, Inc.	87,953	1,418	Shinko Shoji Co., Ltd.	22,000	198
Mabuchi Motor Co., Ltd.	169,200	13,419	SKY Perfect JSAT Holdings, Inc.	214,900	1,278
Maeda Road Construction Co., Ltd.	79,000	1,379	SMC Corp.	29,700	8,234
Marubeni Corp.	71,000	501	SoftBank Corp.	67,348	4,775
Melco Holdings, Inc.(Ñ)	77,500	1,678	Sojitz Corp.	993,400	1,676

See accompanying notes which are an integral part of this quarterly report.

62 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Start Today Co., Ltd.	68,500	1,794	Mexico - 0.2%
Sumitomo Corp.	997,500	13,059	Cemex SAB de CV - ADR(Æ)	178,318	2,240
Sumitomo Dainippon Pharma Co., Ltd.	105,477	1,279	Fibra Uno Administracion SA de CV (ö)	1,404,494	4,936
Sumitomo Densetsu Co., Ltd.	10,600	125			7,176
Sumitomo Mitsui Financial Group, Inc.	437,800	17,923
Takara Leben Co., Ltd.	272,100	922	Netherlands - 4.7%
Takara Standard Co., Ltd.(Æ)	11,000	100	Aegon NV	2,534,220	20,552
Takasago Thermal Engineering Co., Ltd.	10,700	131	Akzo Nobel NV	276,852	19,957
Takeda Pharmaceutical Co., Ltd.	92,400	4,222	ASM International NV	13,940	529
Terumo Corp.	247,100	5,613	BE Semiconductor Industries NV	77,234	1,284
Toho Co., Ltd.	35,200	856	BinckBank NV	160,164	1,808
Tokai Holdings Corp.(Æ)	40,900	172	Delta Lloyd NV	730,031	16,810
Tokai Tokyo Financial Holdings, Inc.	316,426	2,213	Heineken NV	123,996	8,706
Tokyo Gas Co., Ltd.	240,000	1,374	ING Groep NV(Æ)	3,138,379	40,646
TonenGeneral Sekiyu KK	5,000	44	Koninklijke Ahold NV(Æ)	193,756	3,377
Toppan Forms Co., Ltd.	82,400	807	Koninklijke KPN NV(Æ)	1,873,575	5,954
Topy Industries, Ltd.(Æ)	173,000	357	Koninklijke Philips NV	405,674	12,486
Tosoh Corp.	446,000	1,960	LyondellBasell Industries NV Class A	24,920	2,648
Toyo Engineering Corp. Class A	55,000	243	NN Group NV(Æ)	161,933	4,564
Toyo Suisan Kaisha, Ltd.	33,000	1,002	Nutreco NV	46,089	1,963
Toyo Tire & Rubber Co., Ltd.	116,000	2,111	NXP Semiconductor NV(Æ)	82,399	5,138
Toyota Motor Corp.	53,800	3,183	Randstad Holding NV(Æ)	190,927	9,441
Trend Micro, Inc.	6,500	232	Reed Elsevier NV(Æ)(Ñ)	692,785	15,565
UKC Holdings Corp.(Æ)	21,800	342	Sensata Technologies Holding NV(Æ)	61,203	2,830
Ulvac, Inc.(Æ)	50,500	1,005	STMicroelectronics NV	1,149,802	9,545
USS Co., Ltd.	49,800	874	TNT NV - ADR(Æ)	185,900	926
Valor Co., Ltd.	86,500	1,414	Unilever NV(Ñ)	273,745	11,269
Warabeya Nichiyo Co., Ltd.	51,900	1,039	Wereldhave NV(ö)	15,584	1,388
West Japan Railway Co.	33,600	1,527	Wolters Kluwer NV	60,262	1,664
Yamato Holdings Co., Ltd.	77,000	1,591			199,050
Yellow Hat, Ltd.	16,300	358
Yokogawa Electric Corp.	89,100	1,102	New Zealand - 0.1%
Yuasa Trading Co., Ltd.	170,000	362	Air New Zealand, Ltd.	1,145,442	1,914
Zenkoku Hosho Co., Ltd.	67,867	1,709	Chorus, Ltd.	1,046,089	1,558
		505,596	Genesis Energy, Ltd.(Æ)	62,100	96
			Heartland New Zealand, Ltd.(Æ)	309,200	246
Jersey - 0.8%					3,814
Delphi Automotive PLC	62,527	4,177
Genel Energy PLC(Æ)	204,309	3,432	Norway - 1.0%
WPP PLC	1,249,231	24,855	Austevoll Seafood ASA	237,271	1,601
		32,464	Bonheur ASA	30,918	565
			DNB ASA	1,004,211	17,746
Kazakhstan - 0.0%			Kongsberg Automotive Holding ASA(Æ)	224,626	243
Per Aarsleff A/S(Æ)	2,063	395	Marine Harvest ASA	307,337	4,188
			Opera Software ASA	94,368	1,103
Kenya - 0.1%			Orkla ASA	1,150,610	10,423
Safaricom, Ltd.	23,176,200	3,223	Statoil ASA Class N	85,291	2,432
			TE Connectivity, Ltd.	166,610	3,826
Liechtenstein - 0.0%					42,127
VP Bank AG	6,665	576
			Philippines - 0.0%
Luxembourg - 0.3%			Robinsons Retail Holdings, Inc.	1,084,674	1,635
ArcelorMittal	473,475	7,179
Eurofins Scientific SE	13,592	4,048	Portugal - 0.0%
Tenaris SA	51,396	1,106	Espirito Santo Saude SGPS SA(Æ)(Ñ)	60,037	302
		12,333	Sonaecom SGPS SA(Æ)	304,484	696
					998
Malaysia - 0.1%
Astro Malaysia Holdings BHD	2,382,091	2,502	Russia - 0.4%
			Gazprom OAO - ADR(Æ)	1,698,337	12,467

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sberbank of Russia - ADR	303,304	2,515	Tubacex SA	338,200	1,760
		14,982			60,162

Singapore - 1.8%			Sweden - 1.3%
Ascendas Real Estate Investment			Assa Abloy AB Class B	72,429	3,549
Trust(Æ)(ö)	194,000	362	Atlas Copco AB Class A	290,540	8,657
CapitaMall Trust Class A(Æ)(ö)	207,000	326	B&B Tools AB Class B	6,273	146
ComfortDelGro Corp., Ltd.	1,304,000	2,700	Fastighets AB Balder Class B(Æ)	42,505	539
CSE Global, Ltd.	2,912,000	1,685	Hennes & Mauritz AB Class B	162,257	6,650
DBS Group Holdings, Ltd.	1,082,796	15,792	Klovern AB	65,035	324
First Resources, Ltd.(Æ)	189,000	341	Kungsleden AB	245,920	1,723
Fortune Real Estate Investment Trust(Æ)			L E Lundbergforetagen AB	37,676	1,685
(ö)	400,000	378	Meda AB Class A	215,936	3,475
Global Logistic Properties, Ltd.	1,714,045	3,811	NCC AB Class B	27,160	849
Indofood Agri Resources, Ltd.	1,994,000	1,541	Nibe Industrier AB Class B	13,508	361
Jardine Cycle & Carriage, Ltd.	484,000	18,024	Sandvik AB	1,033,600	12,984
Keppel Corp., Ltd. - ADR	149,000	1,308	Securitas AB Class B	206,369	2,398
Keppel REIT Management, Ltd.(ö)	18,320	19	Svenska Cellulosa AB SCA Class B	135,419	3,345
Lian Beng Group, Ltd.(Æ)	636,000	365	Svenska Handelsbanken AB Class A	25,463	1,227
Mapletree Greater China Commercial			Swedish Match AB	33,709	1,103
Trust(Æ)(ö)	258,000	190	Telefonaktiebolaget LM Ericsson Class B	249,035	3,095
Oversea-Chinese Banking Corp., Ltd.	143,000	1,139	TeliaSonera AB	571,412	4,281
Rotary Engineering, Ltd.(Æ)	222,000	132			56,391
SATS, Ltd.	107,000	258
Sembcorp Industries, Ltd.	47,000	205	Switzerland - 9.0%
Sembcorp Marine, Ltd.	198,000	657	ABB, Ltd.(Æ)	840,575	19,340
Singapore Airlines, Ltd.	120,000	990	ABB, Ltd. - ADR(Æ)(Ñ)	177,600	4,085
Singapore Exchange, Ltd.	80,000	452	ACE, Ltd.	65,750	6,582
Singapore Technologies Engineering,			Actelion, Ltd.(Æ)	82,432	9,935
Ltd.	81,000	246	Adecco SA(Æ)	60,752	4,540
Singapore Telecommunications, Ltd.	899,554	2,931	Aryzta AG(Æ)	48,767	4,413
StarHub, Ltd.	350,000	1,194	Baloise Holding AG	18,606	2,242
United Overseas Bank, Ltd.	1,023,857	19,764	Banque Cantonale Vaudoise	2,221	1,184
UOL Group, Ltd.	22,000	116	Bucher Industries AG	2,771	833
Wing Tai Holdings, Ltd.	700,000	1,107	Credit Suisse Group AG(Æ)	880,423	23,932
		76,033	Flughafen Zuerich AG	1,263	785
			Forbo Holding AG(Æ)	218	213
South Africa - 0.3%			Galenica AG	4,327	3,897
Bidvest Group, Ltd.(Æ)	234,445	6,315	GAM Holding AG(Æ)	192,721	3,492
Discovery Holdings, Ltd.	819,858	7,174	Geberit AG	26,875	9,001
		13,489	Givaudan SA(Æ)	3,060	5,008
			Helvetia Holding AG	14,237	6,937
South Korea - 0.8%			Julius Baer Group, Ltd.(Æ)	160,292	6,799
Hana Financial Group, Inc.	174,545	7,029	Kardex AG(Æ)	11,140	511
Hankook Tire Co., Ltd.	154,400	8,488	Kuehne & Nagel International AG	29,391	3,916
Samsung Electronics Co., Ltd.	4,950	6,450	Kuoni Reisen Holding AG(Æ)	1,380	467
Shinhan Financial Group Co., Ltd.	278,330	13,816	Lindt & Spruengli AG	31	1,931
		35,783	Lonza Group AG(Æ)	117,656	13,072
			Metall Zug AG	488	1,383
Spain - 1.4%			Nestle SA	591,690	43,925
Amadeus IT Holding SA Class A	360,592	14,181	Novartis AG	691,644	60,373
Banco Santander SA - ADR	2,016,958	20,270	OC Oerlikon Corp. AG(Æ)	305,800	4,117
Corp. Financiera Alba SA	21,755	1,326	Partners Group Holding AG	29,519	7,408
Ebro Foods SA	131,195	2,680	PSP Swiss Property AG(Æ)	4,143	366
Endesa SA - ADR	201,224	7,743	Roche Holding AG	188,758	54,839
Gamesa Corp. Tecnologica SA(Æ)	14,300	178	Siegfried Holding AG(Æ)	9,636	1,686
Iberdrola SA	637,057	4,730	Sika AG	2,081	8,077
Indra Sistemas SA	175,225	2,700	Sonova Holding AG	39,590	6,143
Prosegur Cia de Seguridad SA	137,418	929	Swiss Life Holding AG(Æ)	46,000	10,645
Red Electrica Corp. SA	42,795	3,665	Swiss Prime Site AG Class A(Æ)	5,544	440
See accompanying notes which are an integral part of this quarterly report.
64 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swiss Re AG(Æ)	74,514	6,334	Dart Group PLC	288,444	1,017
Swisscom AG	2,154	1,195	Derwent London PLC(ö)	10,844	488
UBS AG(Æ)	1,244,624	21,375	Development Securities PLC	13,100	46
Vaudoise Assurances Holding SA Class			Diageo PLC	306,200	9,211
B	2,081	936	EnQuest PLC(Æ)	238,178	544
Vontobel Holding AG	10,310	369	Enterprise Inns PLC(Æ)	152,200	321
Zurich Insurance Group AG(Æ)	54,315	15,790	Evraz PLC(Æ)	90,700	146
		378,516	Galiform PLC	240,574	1,372
			Galliford Try PLC	76,476	1,644
Taiwan - 1.0%			GlaxoSmithKline PLC - ADR	1,350,704	32,602
Hon Hai Precision Industry Co., Ltd.	5,168,338	17,655	Go-Ahead Group PLC	38,780	1,439
MediaTek, Inc.	424,000	6,579	Guinness Peat Group PLC(Æ)	3,005,179	1,734
Taiwan Semiconductor Manufacturing			GW Pharmaceuticals PLC - ADR(Æ)	13,628	1,153
Co., Ltd. - ADR	565,089	11,302	Halma PLC	415,557	3,930
Teco Electric and Machinery Co., Ltd.	6,851,500	8,673	Hammerson PLC(ö)	67,465	682
		44,209	Hays PLC	948,678	1,940
			HSBC Holdings PLC	3,638,232	38,948
Thailand - 0.1%			IMI PLC	119,112	2,841
Charoen Pokphand Foods PCL	4,584,400	3,817	Imperial Tobacco Group PLC	870,724	37,712
Kasikornbank PCL Class R	257,900	1,696	Inchcape PLC	125,280	1,350
		5,513	Intercontinental Hotels Group PLC(Æ)	135,959	5,507

United Kingdom - 17.0%			Interserve PLC	178,200	1,911
Abengoa Yield PLC(Æ)	55,177	1,996	ITV PLC	1,380,053	4,841
Afren PLC(Æ)	459,900	850	J Sainsbury PLC	200,587	1,058
African Barrick Gold PLC	454,974	2,011	Jazztel PLC(Æ)	298,611	4,009
AMEC PLC - GDR	196,149	3,750	Johnson Matthey PLC	130,702	6,506
ARM Holdings PLC	156,511	2,235	Jupiter Fund Management PLC	731,386	4,701
Ashtead Group PLC	318,439	4,772	Keller Group PLC	54,660	799
Associated British Foods PLC	92,782	4,343	Kingfisher PLC	1,254,029	6,330
AstraZeneca PLC - ADR(Æ)	196,649	14,327	Land Securities Group PLC(ö)	40,123	703
Aviva PLC	1,279,553	10,822	Londonmetric Property PLC(ö)	40,700	97
Babcock International Group PLC	265,884	4,924	Lookers PLC	689,541	1,545
BAE Systems PLC	778,495	5,619	Mitchells & Butlers PLC(Æ)	297,500	1,874
Barclays PLC	6,048,424	22,919	National Grid PLC	1,281,365	18,456
Bellway PLC	43,370	1,100	Ocado Group PLC(Æ)	191,897	1,079
Berendsen PLC	124,814	2,196	Pace PLC	333,889	1,792
Berkeley Group Holdings PLC	300,917	12,380	Pearson PLC	74,675	1,435
BG Group PLC	1,029,171	20,305	Pendragon PLC	327,500	174
BHP Billiton PLC	139,472	4,762	Pets at Home Group PLC(Æ)	593,012	1,783
Booker Group PLC	439,098	922	Prudential PLC	179,349	4,130
BP PLC	6,026,750	49,230	Reckitt Benckiser Group PLC	157,666	13,913
BP PLC - ADR	38,600	1,890	Reed Elsevier PLC	106,282	1,712
Brit PLC(Æ)	59,000	243	Rio Tinto PLC(Æ)	158,486	9,059
British American Tobacco PLC	109,750	6,423	Rolls-Royce Holdings PLC(Æ)	406,141	7,076
British Land Co. PLC (The)(ö)	165,134	1,954	Royal Bank of Scotland Group PLC(Æ)	1,668,792	9,958
British Sky Broadcasting Group PLC	329,829	4,872	Royal Dutch Shell PLC Class A(Ñ)	1,671,679	68,784
Britvic PLC	240,841	2,841	Royal Dutch Shell PLC Class B	214,111	9,225
BT Group PLC	1,333,998	8,699	RSA Insurance Group PLC(Æ)	142,571	1,101
Camella PLC(Æ)	398	70	SABMiller PLC - ADR	55,967	3,049
Capita PLC	476,936	9,647	Schroders PLC	653	26
Carillion PLC	608,538	3,420	Scottish & Southern Energy PLC	47,886	1,174
Carnival PLC	26,273	949	Shire PLC - ADR(Æ)	49,396	4,072
Centrica PLC	743,220	3,874	Smith & Nephew PLC	562,641	9,685
Close Brothers Group PLC	34,699	742	Smiths Group PLC	360,433	7,733
Cobham PLC	197,284	971	Soco International PLC	288,791	2,094
Compass Group PLC(Æ)	1,881,516	30,624	Spectris PLC	26,228	844
Computacenter PLC	28,406	292	Spirit Pub Co. PLC	36,700	45
Countrywide PLC	222,597	1,943	St. James's Place PLC	753,454	9,196
Dairy Crest Group PLC	1,196,620	8,457	Stagecoach Group PLC	137,593	823

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 65

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Standard Chartered PLC	582,485	12,084		2014 Rights	167,880		—
SVG Capital PLC(Æ)	273,605	1,927
Tate & Lyle PLC	336,842	3,546	Spain	- 0.0%
Tesco PLC	520,792	2,254		Banco Santander, S.A.(Æ)(Ñ)
Travis Perkins PLC	725,579	20,410		2014 Rights	2,016,958		424
Trinity Mirror PLC(Æ)	580,216	1,935		United Kingdom - 0.4%
Tullow Oil PLC	386,647	4,737		DS Smith PLC Class F(Æ)
Unilever PLC	264,771	11,466		2014 Rights	3,563,947		15,697
Vedanta Resources PLC	17,160	304
Vodafone Group PLC	8,319,467	27,701		Total Warrants & Rights
Whitbread PLC	16,894	1,220		(cost $12,321)			16,121
WM Morrison Supermarkets PLC	312,269	886	Short	-Term Investments - 7.4%
WS Atkins PLC	21,160	474		United States - 7.4%
Xchanging PLC	506,866	1,508		Russell U.S. Cash Management Fund	314,572,706	(8)	314,573
		715,245		Total Short-Term Investments
				(cost $314,573)			314,573
United States - 1.2%				Other Securities - 2.3%
Dream Office Real Estate Investment				Russell U.S. Cash Collateral Fund(×)	95,578,339	(8)	95,578
Trust(Æ)	2,400	64		Total Other Securities
ETRACS CMCI Long Platinum Total				(cost $95,578)			95,578
Return ETN	47,733	281		Total Investments 100.9%
Gatefield Corp.(Æ)	12,490	316		(identified cost $3,761,728)			4,257,708
Interfor Corp.(Æ)	175,010	2,404		Other Assets and Liabilities, Net
Joy Global, Inc.(Ñ)	195,800	11,603	-	(0.9%)			(37,885)
Meridian Energy, Ltd.(Æ)	1,918,305	2,023		Net Assets - 100.0%			4,219,823
NCR Corp.(Æ)	91,919	2,845
News Corp. Class A(Æ)	654,900	11,559
News Corp.(Æ)	117,402	2,020
Philip Morris International, Inc.	101,600	8,332
Yum! Brands, Inc.	122,646	8,512
		49,959

Virgin Islands, British - 0.1%
Michael Kors Holdings, Ltd.(Æ)	29,147	2,375

Total Common Stocks
(cost $3,321,674)		3,817,514
Preferred Stocks - 0.3%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais
SA(Æ)	1,827,600	6,485

Germany - 0.2%
Bayerische Motoren Werke AG	9,864	936
Henkel AG & Co. KGaA	49,615	5,542
Hornbach Holding AG(Æ)	7,455	722
		7,200

Italy - 0.0%
Unipol Gruppo Finanziario SpA	46,873	237

Total Preferred Stocks
(cost $17,582)		13,922
Warrants & Rights - 0.4%
Hong Kong - 0.0%
Sun Hung Kai Properties, Ltd.(Æ)
2016 Warrants	5	—

Portugal - 0.0%
Mota-Engil Africa SGPA SA(Æ)

See accompanying notes which are an integral part of this quarterly report.
66 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
AEX Index Futures			254	EUR	20,465	08/14	(168)
CAC 40 Index Futures		1,501		EUR	63,717	08/14	(1,910)
DAX Index Futures			261	EUR	61,456	09/14	(4,153)
EURO STOXX 50 Index Futures		1,537		EUR	47,939	09/14	(3,010)
FTSE 100 Index Futures			577	GBP	38,558	09/14	(349)
Hang Seng Index Futures			303	HKD	375,205	08/14	857
MSCI Sing IX ETS Index Futures			28	SGD	2,141	08/14	12
NIKKEI 225 Index Futures		1,130		JPY	8,751,850	09/14	2,627
S&P TSX 60 Index Futures			177	CAD	31,258	09/14	807
SPI 200 Index Futures			158	AUD	22,001	09/14	763
TOPIX Index Futures			406	JPY	5,247,550	09/14	2,190
Short Positions
FTSE/MIB Index Futures			98	EUR	10,086	09/14	806
IBEX 35 Index Futures			22	EUR	2,355	08/14	(65)
MSCI Emerging Markets Mini Index Futures		1,618		USD	85,317	09/14	(1,146)
OMX 30 Index Futures			123	SEK	16,999	08/14	3
S&P TSX 60 Index Futures			44	CAD	7,770	09/14	(53)
SPI 200 Index Futures			398	AUD	55,421	09/14	(1,947)
Swiss Market Index Futures			449	CHF	37,779	09/14	901
TOPIX Index Futures			2	JPY	25,850	09/14	(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(3,843)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of New York	USD	3,940	AUD		4,224	09/17/14	(26)
Bank of New York	USD	5,051	CAD		5,504	09/17/14	(8)
Bank of New York	USD	204		CHF	186	08/05/14	—
Bank of New York	USD	25,452	EUR		18,804	09/17/14	(269)
Bank of New York	USD	9,947		GBP	5,929	09/17/14	59
Bank of New York	USD	10,639		JPY	1,083,585	09/17/14	(102)
Bank of New York	EUR	992		USD	1,328	08/04/14	—
Bank of New York	JPY	80,734		USD	785	08/04/14	—
Bank of New York	SGD	46		USD	37	08/04/14	—
Barclays	USD	3,940	AUD		4,224	09/17/14	(26)
Barclays	USD	5,051	CAD		5,504	09/17/14	(9)
Barclays	USD	1,752	EUR		1,306	08/01/14	(3)
Barclays	USD	25,452	EUR		18,804	09/17/14	(269)
Barclays	USD	86		GBP	51	08/01/14	—
Barclays	USD	9,947		GBP	5,929	09/17/14	59
Barclays	USD	1	HKD		11	08/01/14	—
Barclays	USD	9,738	HKD		75,475	09/17/14	1
Barclays	USD	—		JPY	30	08/01/14	—
Barclays	USD	10,639		JPY	1,083,585	09/17/14	(102)
Barclays	AUD	80		USD	75	08/01/14	1
Barclays	CAD	109		USD	100	08/01/14	—
Barclays	SEK	185		USD	27	08/01/14	—
Barclays	SGD	12		USD	9	08/01/14	—
Brown Brothers Harriman	USD	53	AUD		56	08/01/14	—
Brown Brothers Harriman	USD	728		JPY	74,916	08/05/14	—
Citigroup	USD	13	AUD		14	08/05/14	—
Citigroup	USD	513	AUD		549	08/05/14	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 67

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Citigroup	USD	3	HKD	20	08/01/14	—
Citigroup	USD	398	JPY	40,881	08/04/14	(1)
Citigroup	USD	633	JPY	65,007	08/04/14	(1)
Citigroup	USD	791	JPY	81,160	08/04/14	(2)
Credit Suisse	USD	838	AUD	910	09/17/14	5
Credit Suisse	USD	2,061	AUD	2,241	09/17/14	15
Credit Suisse	USD	3,092	AUD	3,361	09/17/14	23
Credit Suisse	USD	3,940	AUD	4,224	09/17/14	(26)
Credit Suisse	USD	3,956	AUD	4,253	09/17/14	(15)
Credit Suisse	USD	5,432	AUD	5,804	09/17/14	(55)
Credit Suisse	USD	6,485	AUD	6,976	09/17/14	(21)
Credit Suisse	USD	7,329	AUD	7,967	09/17/14	52
Credit Suisse	USD	1,651	CAD	1,803	09/17/14	1
Credit Suisse	USD	5,051	CAD	5,504	09/17/14	(8)
Credit Suisse	USD	6,101	CAD	6,499	09/17/14	(147)
Credit Suisse	USD	7,707	CAD	8,416	09/17/14	3
Credit Suisse	USD	44	DKK	239	09/17/14	(1)
Credit Suisse	USD	69	DKK	376	09/17/14	(1)
Credit Suisse	USD	70	DKK	387	09/17/14	—
Credit Suisse	USD	91	DKK	498	09/17/14	(2)
Credit Suisse	USD	108	DKK	595	09/17/14	(2)
Credit Suisse	USD	138	DKK	759	09/17/14	(1)
Credit Suisse	USD	174	DKK	956	09/17/14	(2)
Credit Suisse	USD	1,393	EUR	1,022	09/17/14	(25)
Credit Suisse	USD	1,577	EUR	1,158	09/17/14	(25)
Credit Suisse	USD	1,852	EUR	1,365	09/17/14	(24)
Credit Suisse	USD	1,859	EUR	1,365	09/17/14	(30)
Credit Suisse	USD	1,861	EUR	1,365	09/17/14	(33)
Credit Suisse	USD	2,570	EUR	1,891	09/17/14	(38)
Credit Suisse	USD	3,244	EUR	2,383	09/17/14	(53)
Credit Suisse	USD	10,308	EUR	7,574	09/17/14	(165)
Credit Suisse	USD	25,452	EUR	18,804	09/17/14	(269)
Credit Suisse	USD	3,385	GBP	1,992	09/17/14	(23)
Credit Suisse	USD	9,947	GBP	5,929	09/17/14	60
Credit Suisse	USD	11,606	GBP	6,844	09/17/14	(56)
Credit Suisse	USD	8	ILS	28	09/17/14	—
Credit Suisse	USD	11	ILS	37	09/17/14	—
Credit Suisse	USD	24	ILS	82	09/17/14	—
Credit Suisse	USD	28	ILS	95	09/17/14	—
Credit Suisse	USD	30	ILS	104	09/17/14	—
Credit Suisse	USD	60	ILS	206	09/17/14	—
Credit Suisse	USD	570	ILS	1,973	09/17/14	6
Credit Suisse	USD	624	ILS	2,170	09/17/14	10
Credit Suisse	USD	627	ILS	2,170	09/17/14	7
Credit Suisse	USD	831	ILS	2,879	09/17/14	10
Credit Suisse	USD	214	JPY	21,817	09/17/14	(2)
Credit Suisse	USD	1,157	JPY	117,416	09/17/14	(15)
Credit Suisse	USD	2,530	JPY	257,780	09/17/14	(24)
Credit Suisse	USD	6,358	JPY	645,009	09/17/14	(86)
Credit Suisse	USD	7,162	JPY	730,064	09/17/14	(63)
Credit Suisse	USD	10,639	JPY	1,083,585	09/17/14	(102)
Credit Suisse	USD	14,520	JPY	1,476,242	09/17/14	(165)
Credit Suisse	USD	1,967	NOK	11,873	09/17/14	(82)
Credit Suisse	USD	2,422	NOK	14,579	09/17/14	(107)
Credit Suisse	USD	3,929	NOK	23,642	09/17/14	(174)
Credit Suisse	USD	5,868	NOK	36,412	09/17/14	(85)
Credit Suisse	USD	6,543	NOK	39,403	09/17/14	(286)

See accompanying notes which are an integral part of this quarterly report.
68 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	USD	7,334	NOK	45,780	09/17/14	(63)
Credit Suisse	USD	1,521	NZD	1,795	09/17/14	(3)
Credit Suisse	USD	3,768	NZD	4,398	09/17/14	(48)
Credit Suisse	USD	4,994	NZD	5,901	09/17/14	(3)
Credit Suisse	USD	6,659	NZD	7,890	09/17/14	15
Credit Suisse	USD	6,659	NZD	7,903	09/17/14	26
Credit Suisse	USD	6,765	NZD	8,112	09/17/14	96
Credit Suisse	USD	6,766	NZD	8,082	09/17/14	71
Credit Suisse	USD	6,940	NZD	8,310	09/17/14	89
Credit Suisse	USD	6,940	NZD	8,248	09/17/14	36
Credit Suisse	USD	187	SEK	1,243	09/17/14	(7)
Credit Suisse	USD	274	SEK	1,870	09/17/14	(3)
Credit Suisse	USD	11	SGD	14	09/17/14	—
Credit Suisse	USD	13	SGD	17	09/17/14	—
Credit Suisse	USD	28	SGD	36	09/17/14	—
Credit Suisse	USD	67	SGD	84	09/17/14	—
Credit Suisse	USD	86	SGD	108	09/17/14	—
Credit Suisse	USD	137	SGD	172	09/17/14	1
Credit Suisse	USD	138	SGD	173	09/17/14	1
Credit Suisse	USD	138	SGD	173	09/17/14	1
Credit Suisse	USD	273	SGD	344	09/17/14	2
Credit Suisse	AUD	3,277	USD	3,062	09/17/14	27
Credit Suisse	AUD	4,134	USD	3,867	09/17/14	37
Credit Suisse	AUD	4,298	USD	4,046	09/17/14	64
Credit Suisse	CAD	2,162	USD	2,012	09/17/14	32
Credit Suisse	CAD	2,469	USD	2,290	09/17/14	29
Credit Suisse	CAD	11,188	USD	10,279	09/17/14	30
Credit Suisse	CHF	1,188	USD	1,328	09/17/14	20
Credit Suisse	CHF	1,188	USD	1,325	09/17/14	18
Credit Suisse	CHF	1,661	USD	1,851	09/17/14	22
Credit Suisse	CHF	2,016	USD	2,253	09/17/14	34
Credit Suisse	CHF	3,256	USD	3,627	09/17/14	44
Credit Suisse	CHF	4,297	USD	4,751	09/17/14	21
Credit Suisse	DKK	195	USD	35	09/17/14	—
Credit Suisse	DKK	661	USD	120	09/17/14	2
Credit Suisse	DKK	20,641	USD	3,769	09/17/14	61
Credit Suisse	EUR	870	USD	1,175	09/17/14	11
Credit Suisse	EUR	3,534	USD	4,833	09/17/14	101
Credit Suisse	EUR	7,072	USD	9,592	09/17/14	122
Credit Suisse	GBP	399	USD	669	09/17/14	(3)
Credit Suisse	GBP	712	USD	1,214	09/17/14	13
Credit Suisse	GBP	889	USD	1,523	09/17/14	24
Credit Suisse	GBP	2,979	USD	4,989	09/17/14	(39)
Credit Suisse	GBP	4,932	USD	8,358	09/17/14	35
Credit Suisse	GBP	7,080	USD	11,898	09/17/14	(51)
Credit Suisse	GBP	7,084	USD	12,130	09/17/14	175
Credit Suisse	GBP	7,216	USD	12,080	09/17/14	(98)
Credit Suisse	GBP	7,216	USD	12,072	09/17/14	(106)
Credit Suisse	GBP	7,216	USD	12,088	09/17/14	(90)
Credit Suisse	HKD	661	USD	85	09/17/14	—
Credit Suisse	HKD	1,920	USD	248	09/17/14	—
Credit Suisse	ILS	91	USD	27	09/17/14	—
Credit Suisse	ILS	141	USD	40	09/17/14	(1)
Credit Suisse	JPY	11,564	USD	113	09/17/14	—
Credit Suisse	JPY	15,510	USD	152	09/17/14	1
Credit Suisse	JPY	20,608	USD	202	09/17/14	2
Credit Suisse	JPY	20,750	USD	202	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 69

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	JPY	127,538	USD	1,252	09/17/14	12
Credit Suisse	JPY	227,784	USD	2,227	09/17/14	12
Credit Suisse	JPY	834,555	USD	8,160	09/17/14	45
Credit Suisse	NOK	7,118	USD	1,143	09/17/14	12
Credit Suisse	NOK	7,713	USD	1,280	09/17/14	55
Credit Suisse	NOK	11,919	USD	1,927	09/17/14	34
Credit Suisse	NOK	15,671	USD	2,558	09/17/14	69
Credit Suisse	NZD	1,513	USD	1,306	09/17/14	26
Credit Suisse	NZD	1,907	USD	1,648	09/17/14	35
Credit Suisse	SEK	105	USD	15	09/17/14	—
Credit Suisse	SEK	312	USD	46	09/17/14	1
Credit Suisse	SEK	388	USD	58	09/17/14	2
Credit Suisse	SEK	494	USD	72	09/17/14	—
Credit Suisse	SEK	511	USD	75	09/17/14	1
Credit Suisse	SEK	563	USD	84	09/17/14	3
Credit Suisse	SEK	809	USD	121	09/17/14	3
Credit Suisse	SEK	7,367	USD	1,105	09/17/14	37
Credit Suisse	SEK	7,367	USD	1,108	09/17/14	40
Credit Suisse	SEK	7,422	USD	1,112	09/17/14	36
Credit Suisse	SEK	7,422	USD	1,109	09/17/14	33
Credit Suisse	SEK	7,422	USD	1,111	09/17/14	35
Credit Suisse	SEK	7,422	USD	1,109	09/17/14	34
Credit Suisse	SEK	7,432	USD	1,112	09/17/14	35
Credit Suisse	SEK	7,865	USD	1,174	09/17/14	34
Credit Suisse	SGD	18	USD	14	09/17/14	—
Credit Suisse	SGD	22	USD	17	09/17/14	—
Credit Suisse	SGD	23	USD	18	09/17/14	—
Credit Suisse	SGD	68	USD	55	09/17/14	—
Credit Suisse	SGD	87	USD	69	09/17/14	—
HSBC	USD	3,940	AUD	4,224	09/17/14	(26)
HSBC	USD	5,051	CAD	5,504	09/17/14	(8)
HSBC	USD	25,452	EUR	18,804	09/17/14	(269)
HSBC	USD	9,947	GBP	5,929	09/17/14	59
HSBC	USD	10,639	JPY	1,083,585	09/17/14	(102)
Morgan Stanley	USD	32	AUD	32	08/01/14	(3)
Morgan Stanley	USD	397	CAD	439	08/01/14	5
Morgan Stanley	USD	2,158	EUR	1,613	08/01/14	2
Morgan Stanley	USD	368	GBP	218	08/01/14	—
Morgan Stanley	USD	—	HKD	3	08/01/14	—
Morgan Stanley	USD	1,539	JPY	158,358	08/01/14	—
Morgan Stanley	JPY	6,090	USD	60	08/01/14	1
Northern Trust	USD	18	AUD	20	08/06/14	—
Northern Trust	USD	751	AUD	808	08/06/14	—
Northern Trust	USD	1	HKD	8	08/04/14	—
Northern Trust	GBP	396	USD	668	08/04/14	(1)
Royal Bank of Scotland	USD	198	AUD	211	09/17/14	(2)
Royal Bank of Scotland	USD	838	AUD	910	09/17/14	5
Royal Bank of Scotland	USD	2,061	AUD	2,241	09/17/14	15
Royal Bank of Scotland	USD	3,092	AUD	3,361	09/17/14	23
Royal Bank of Scotland	USD	3,956	AUD	4,253	09/17/14	(15)
Royal Bank of Scotland	USD	5,433	AUD	5,804	09/17/14	(55)
Royal Bank of Scotland	USD	6,485	AUD	6,976	09/17/14	(21)
Royal Bank of Scotland	USD	7,329	AUD	7,967	09/17/14	52
Royal Bank of Scotland	USD	1,651	CAD	1,803	09/17/14	1
Royal Bank of Scotland	USD	6,101	CAD	6,499	09/17/14	(147)
Royal Bank of Scotland	USD	7,707	CAD	8,416	09/17/14	3
Royal Bank of Scotland	USD	36,801	CAD	39,372	09/17/14	(732)
See accompanying notes which are an integral part of this quarterly report.
70 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Royal Bank of Scotland	USD	44	DKK	239	09/17/14	(1)
Royal Bank of Scotland	USD	69	DKK	376	09/17/14	(1)
Royal Bank of Scotland	USD	70	DKK	387	09/17/14	—
Royal Bank of Scotland	USD	91	DKK	498	09/17/14	(2)
Royal Bank of Scotland	USD	108	DKK	595	09/17/14	(2)
Royal Bank of Scotland	USD	138	DKK	759	09/17/14	(1)
Royal Bank of Scotland	USD	174	DKK	956	09/17/14	(2)
Royal Bank of Scotland	USD	357	DKK	1,951	09/17/14	(7)
Royal Bank of Scotland	USD	1,393	EUR	1,022	09/17/14	(25)
Royal Bank of Scotland	USD	1,577	EUR	1,158	09/17/14	(25)
Royal Bank of Scotland	USD	1,852	EUR	1,365	09/17/14	(24)
Royal Bank of Scotland	USD	1,859	EUR	1,365	09/17/14	(30)
Royal Bank of Scotland	USD	1,861	EUR	1,365	09/17/14	(33)
Royal Bank of Scotland	USD	2,570	EUR	1,891	09/17/14	(38)
Royal Bank of Scotland	USD	3,244	EUR	2,383	09/17/14	(53)
Royal Bank of Scotland	USD	10,308	EUR	7,574	09/17/14	(165)
Royal Bank of Scotland	USD	37,742	EUR	27,660	09/17/14	(700)
Royal Bank of Scotland	USD	3,385	GBP	1,992	09/17/14	(23)
Royal Bank of Scotland	USD	8,138	GBP	4,763	09/17/14	(99)
Royal Bank of Scotland	USD	8,168	GBP	4,788	09/17/14	(88)
Royal Bank of Scotland	USD	11,606	GBP	6,844	09/17/14	(56)
Royal Bank of Scotland	USD	168	HKD	1,299	09/17/14	—
Royal Bank of Scotland	USD	223	HKD	1,731	09/17/14	—
Royal Bank of Scotland	USD	248	HKD	1,925	09/17/14	—
Royal Bank of Scotland	USD	289	HKD	2,241	09/17/14	—
Royal Bank of Scotland	USD	395	HKD	3,061	09/17/14	—
Royal Bank of Scotland	USD	8	ILS	28	09/17/14	—
Royal Bank of Scotland	USD	11	ILS	37	09/17/14	—
Royal Bank of Scotland	USD	24	ILS	82	09/17/14	—
Royal Bank of Scotland	USD	28	ILS	95	09/17/14	—
Royal Bank of Scotland	USD	30	ILS	104	09/17/14	—
Royal Bank of Scotland	USD	60	ILS	206	09/17/14	—
Royal Bank of Scotland	USD	570	ILS	1,973	09/17/14	6
Royal Bank of Scotland	USD	624	ILS	2,170	09/17/14	10
Royal Bank of Scotland	USD	626	ILS	2,170	09/17/14	7
Royal Bank of Scotland	USD	831	ILS	2,879	09/17/14	10
Royal Bank of Scotland	USD	214	JPY	21,817	09/17/14	(2)
Royal Bank of Scotland	USD	1,157	JPY	117,416	09/17/14	(15)
Royal Bank of Scotland	USD	2,530	JPY	257,780	09/17/14	(24)
Royal Bank of Scotland	USD	6,283	JPY	637,153	09/17/14	(87)
Royal Bank of Scotland	USD	6,337	JPY	642,223	09/17/14	(92)
Royal Bank of Scotland	USD	6,358	JPY	645,009	09/17/14	(86)
Royal Bank of Scotland	USD	7,162	JPY	730,064	09/17/14	(63)
Royal Bank of Scotland	USD	14,520	JPY	1,476,242	09/17/14	(165)
Royal Bank of Scotland	USD	1,967	NOK	11,873	09/17/14	(81)
Royal Bank of Scotland	USD	2,422	NOK	14,579	09/17/14	(107)
Royal Bank of Scotland	USD	3,929	NOK	23,642	09/17/14	(174)
Royal Bank of Scotland	USD	5,868	NOK	36,412	09/17/14	(85)
Royal Bank of Scotland	USD	6,543	NOK	39,403	09/17/14	(285)
Royal Bank of Scotland	USD	7,334	NOK	45,780	09/17/14	(63)
Royal Bank of Scotland	USD	1,521	NZD	1,795	09/17/14	(3)
Royal Bank of Scotland	USD	3,768	NZD	4,398	09/17/14	(48)
Royal Bank of Scotland	USD	4,994	NZD	5,901	09/17/14	(3)
Royal Bank of Scotland	USD	6,659	NZD	7,890	09/17/14	15
Royal Bank of Scotland	USD	6,659	NZD	7,903	09/17/14	26
Royal Bank of Scotland	USD	6,765	NZD	8,112	09/17/14	96
Royal Bank of Scotland	USD	6,766	NZD	8,082	09/17/14	71

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 71

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	6,940	NZD	8,310	09/17/14	89
Royal Bank of Scotland	USD	6,940	NZD	8,248	09/17/14	36
Royal Bank of Scotland	USD	187	SEK	1,243	09/17/14	(7)
Royal Bank of Scotland	USD	274	SEK	1,870	09/17/14	(3)
Royal Bank of Scotland	USD	424	SEK	2,860	09/17/14	(10)
Royal Bank of Scotland	USD	1,607	SEK	11,013	09/17/14	(11)
Royal Bank of Scotland	USD	1,622	SEK	11,097	09/17/14	(14)
Royal Bank of Scotland	USD	11	SGD	14	09/17/14	—
Royal Bank of Scotland	USD	13	SGD	17	09/17/14	—
Royal Bank of Scotland	USD	28	SGD	36	09/17/14	—
Royal Bank of Scotland	USD	67	SGD	84	09/17/14	—
Royal Bank of Scotland	USD	86	SGD	108	09/17/14	—
Royal Bank of Scotland	USD	137	SGD	172	09/17/14	1
Royal Bank of Scotland	USD	138	SGD	173	09/17/14	1
Royal Bank of Scotland	USD	138	SGD	173	09/17/14	1
Royal Bank of Scotland	USD	273	SGD	344	09/17/14	2
Royal Bank of Scotland	USD	2,899	SGD	3,622	09/17/14	4
Royal Bank of Scotland	AUD	1,100	USD	1,029	09/17/14	10
Royal Bank of Scotland	AUD	1,106	USD	1,033	09/17/14	8
Royal Bank of Scotland	AUD	3,277	USD	3,062	09/17/14	27
Royal Bank of Scotland	AUD	4,134	USD	3,867	09/17/14	37
Royal Bank of Scotland	AUD	4,298	USD	4,046	09/17/14	64
Royal Bank of Scotland	CAD	36	USD	33	09/17/14	1
Royal Bank of Scotland	CAD	2,162	USD	2,012	09/17/14	32
Royal Bank of Scotland	CAD	2,469	USD	2,290	09/17/14	29
Royal Bank of Scotland	CAD	10,262	USD	9,548	09/17/14	147
Royal Bank of Scotland	CAD	11,188	USD	10,279	09/17/14	30
Royal Bank of Scotland	CHF	1,188	USD	1,328	09/17/14	20
Royal Bank of Scotland	CHF	1,188	USD	1,325	09/17/14	18
Royal Bank of Scotland	CHF	1,661	USD	1,851	09/17/14	22
Royal Bank of Scotland	CHF	2,016	USD	2,253	09/17/14	34
Royal Bank of Scotland	CHF	2,548	USD	2,839	09/17/14	34
Royal Bank of Scotland	CHF	2,567	USD	2,858	09/17/14	33
Royal Bank of Scotland	CHF	3,256	USD	3,627	09/17/14	44
Royal Bank of Scotland	CHF	4,297	USD	4,751	09/17/14	21
Royal Bank of Scotland	DKK	195	USD	35	09/17/14	—
Royal Bank of Scotland	DKK	661	USD	120	09/17/14	2
Royal Bank of Scotland	DKK	1,841	USD	334	09/17/14	3
Royal Bank of Scotland	DKK	1,842	USD	334	09/17/14	3
Royal Bank of Scotland	DKK	20,641	USD	3,769	09/17/14	61
Royal Bank of Scotland	EUR	870	USD	1,175	09/17/14	11
Royal Bank of Scotland	EUR	3,534	USD	4,833	09/17/14	101
Royal Bank of Scotland	EUR	4,022	USD	5,440	09/17/14	53
Royal Bank of Scotland	EUR	4,038	USD	5,460	09/17/14	53
Royal Bank of Scotland	EUR	7,072	USD	9,592	09/17/14	122
Royal Bank of Scotland	GBP	313	USD	528	08/04/14	—
Royal Bank of Scotland	GBP	399	USD	669	09/17/14	(3)
Royal Bank of Scotland	GBP	712	USD	1,214	09/17/14	13
Royal Bank of Scotland	GBP	889	USD	1,523	09/17/14	24
Royal Bank of Scotland	GBP	2,979	USD	4,989	09/17/14	(39)
Royal Bank of Scotland	GBP	4,932	USD	8,358	09/17/14	35
Royal Bank of Scotland	GBP	7,080	USD	11,898	09/17/14	(51)
Royal Bank of Scotland	GBP	7,084	USD	12,130	09/17/14	175
Royal Bank of Scotland	GBP	7,216	USD	12,088	09/17/14	(90)
Royal Bank of Scotland	GBP	7,216	USD	12,080	09/17/14	(98)
Royal Bank of Scotland	GBP	7,216	USD	12,072	09/17/14	(106)
Royal Bank of Scotland	GBP	18,380	USD	31,254	09/17/14	234

See accompanying notes which are an integral part of this quarterly report.
72 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	HKD	377	USD	49	09/17/14	—
Royal Bank of Scotland	HKD	661	USD	85	09/17/14	—
Royal Bank of Scotland	HKD	1,205	USD	155	09/17/14	—
Royal Bank of Scotland	HKD	1,244	USD	160	09/17/14	—
Royal Bank of Scotland	HKD	1,546	USD	199	09/17/14	—
Royal Bank of Scotland	HKD	1,920	USD	248	09/17/14	—
Royal Bank of Scotland	HKD	1,985	USD	256	09/17/14	—
Royal Bank of Scotland	HKD	4,624	USD	596	09/17/14	—
Royal Bank of Scotland	ILS	91	USD	27	09/17/14	—
Royal Bank of Scotland	ILS	141	USD	40	09/17/14	(1)
Royal Bank of Scotland	ILS	4,166	USD	1,214	09/17/14	(3)
Royal Bank of Scotland	JPY	11,564	USD	113	09/17/14	—
Royal Bank of Scotland	JPY	15,510	USD	152	09/17/14	1
Royal Bank of Scotland	JPY	20,608	USD	202	09/17/14	2
Royal Bank of Scotland	JPY	20,750	USD	202	09/17/14	—
Royal Bank of Scotland	JPY	127,538	USD	1,252	09/17/14	11
Royal Bank of Scotland	JPY	227,784	USD	2,227	09/17/14	12
Royal Bank of Scotland	JPY	834,555	USD	8,160	09/17/14	45
Royal Bank of Scotland	JPY	1,067,750	USD	10,537	09/17/14	154
Royal Bank of Scotland	NOK	7,118	USD	1,143	09/17/14	12
Royal Bank of Scotland	NOK	7,713	USD	1,280	09/17/14	55
Royal Bank of Scotland	NOK	11,919	USD	1,927	09/17/14	34
Royal Bank of Scotland	NOK	15,671	USD	2,558	09/17/14	69
Royal Bank of Scotland	NOK	93,064	USD	15,121	09/17/14	340
Royal Bank of Scotland	NZD	1,513	USD	1,306	09/17/14	26
Royal Bank of Scotland	NZD	1,907	USD	1,648	09/17/14	35
Royal Bank of Scotland	NZD	23,381	USD	20,349	09/17/14	572
Royal Bank of Scotland	SEK	105	USD	15	09/17/14	—
Royal Bank of Scotland	SEK	312	USD	46	09/17/14	1
Royal Bank of Scotland	SEK	388	USD	58	09/17/14	2
Royal Bank of Scotland	SEK	494	USD	72	09/17/14	—
Royal Bank of Scotland	SEK	511	USD	75	09/17/14	1
Royal Bank of Scotland	SEK	563	USD	84	09/17/14	3
Royal Bank of Scotland	SEK	809	USD	121	09/17/14	3
Royal Bank of Scotland	SEK	7,367	USD	1,105	09/17/14	37
Royal Bank of Scotland	SEK	7,367	USD	1,108	09/17/14	40
Royal Bank of Scotland	SEK	7,422	USD	1,111	09/17/14	35
Royal Bank of Scotland	SEK	7,422	USD	1,109	09/17/14	34
Royal Bank of Scotland	SEK	7,422	USD	1,112	09/17/14	36
Royal Bank of Scotland	SEK	7,422	USD	1,109	09/17/14	33
Royal Bank of Scotland	SEK	7,432	USD	1,112	09/17/14	35
Royal Bank of Scotland	SEK	7,865	USD	1,174	09/17/14	34
Royal Bank of Scotland	SGD	18	USD	14	09/17/14	—
Royal Bank of Scotland	SGD	22	USD	17	09/17/14	—
Royal Bank of Scotland	SGD	23	USD	18	09/17/14	—
Royal Bank of Scotland	SGD	68	USD	55	09/17/14	—
Royal Bank of Scotland	SGD	87	USD	69	09/17/14	—
Royal Bank of Scotland	SGD	1,633	USD	1,316	09/17/14	7
Royal Bank of Scotland	SGD	1,638	USD	1,321	09/17/14	8
State Street	USD	206	AUD	220	08/01/14	(1)
State Street	USD	206	AUD	222	08/05/14	—
State Street	USD	188	AUD	200	09/17/14	(2)
State Street	USD	936	AUD	1,000	09/17/14	(10)
State Street	USD	277	CAD	300	09/17/14	(3)
State Street	USD	458	CAD	500	09/17/14	—
State Street	USD	924	CAD	1,000	09/17/14	(8)
State Street	USD	121	CHF	110	08/04/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 73

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
State Street	USD	131	CHF	119	08/06/14	—
State Street	USD	58	DKK	325	08/01/14	—
State Street	USD	1	EUR	—	08/01/14	—
State Street	USD	52	EUR	39	08/01/14	—
State Street	USD	146	EUR	109	08/04/14	—
State Street	USD	1,019	EUR	761	08/05/14	—
State Street	USD	2,687	EUR	2,000	09/17/14	(8)
State Street	USD	4,018	EUR	3,000	09/17/14	—
State Street	USD	4,030	EUR	3,000	09/17/14	(13)
State Street	USD	440	GBP	261	08/05/14	—
State Street	USD	5,637	GBP	3,338	08/05/14	(3)
State Street	USD	1,697	GBP	1,000	09/17/14	(9)
State Street	USD	1,698	GBP	1,000	09/17/14	(10)
State Street	USD	19	HKD	151	08/01/14	—
State Street	USD	387	HKD	3,000	09/17/14	—
State Street	USD	1,044	JPY	107,392	08/05/14	—
State Street	USD	972	JPY	100,000	09/17/14	—
State Street	USD	982	JPY	100,000	09/17/14	(9)
State Street	USD	982	JPY	100,000	09/17/14	(10)
State Street	USD	1,279	SEK	8,769	08/01/14	(8)
State Street	USD	39	SGD	48	08/01/14	—
State Street	USD	53	SGD	66	08/04/14	—
State Street	USD	71	THB	2,262	08/04/14	—
State Street	USD	39	THB	1,245	08/05/14	—
State Street	AUD	159	USD	148	08/06/14	—
State Street	AUD	374	USD	347	08/06/14	—
State Street	AUD	200	USD	187	09/17/14	1
State Street	AUD	700	USD	657	09/17/14	9
State Street	BRL	844	USD	372	08/05/14	—
State Street	CAD	5,394	USD	4,947	08/06/14	—
State Street	CAD	700	USD	651	09/17/14	10
State Street	CAD	900	USD	842	09/17/14	17
State Street	CHF	1,510	USD	1,666	08/04/14	4
State Street	CHF	328	USD	361	08/05/14	—
State Street	CHF	1,498	USD	1,649	08/06/14	—
State Street	CHF	3,337	USD	3,672	08/06/14	(1)
State Street	DKK	3,107	USD	559	08/01/14	1
State Street	DKK	23,084	USD	4,145	08/05/14	(1)
State Street	EUR	4,005	USD	5,361	08/04/14	(1)
State Street	EUR	867	USD	1,161	08/05/14	—
State Street	EUR	15,711	USD	21,033	08/05/14	(5)
State Street	EUR	500	USD	683	09/17/14	12
State Street	EUR	600	USD	811	09/17/14	8
State Street	GBP	32	USD	54	08/01/14	—
State Street	GBP	117	USD	198	08/01/14	1
State Street	GBP	274	USD	464	08/01/14	2
State Street	GBP	356	USD	602	08/01/14	2
State Street	GBP	579	USD	982	08/01/14	4
State Street	GBP	312	USD	527	08/04/14	1
State Street	GBP	459	USD	776	08/05/14	—
State Street	GBP	6,891	USD	11,634	08/05/14	(1)
State Street	GBP	500	USD	853	09/17/14	10
State Street	HKD	20,126	USD	2,597	08/04/14	—
State Street	HKD	2,000	USD	258	09/17/14	—
State Street	JPY	36,285	USD	355	08/01/14	3
State Street	JPY	57,289	USD	557	08/05/14	—
State Street	JPY	69,091	USD	672	08/05/14	—

See accompanying notes which are an integral part of this quarterly report.
74 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	JPY	1,330,310	USD	12,931	08/05/14	(1)
State Street	JPY	50,000	USD	493	09/17/14	7
State Street	JPY	100,000	USD	983	09/17/14	11
State Street	MXN	13,310	USD	1,006	08/05/14	—
State Street	MYR	1,662	USD	519	08/04/14	(1)
State Street	NOK	1,472	USD	234	08/05/14	—
State Street	PHP	14,982	USD	343	08/05/14	(2)
State Street	SEK	5,194	USD	753	08/05/14	—
State Street	SGD	47	USD	37	08/01/14	—
State Street	SGD	94	USD	75	08/05/14	—
State Street	SGD	1,006	USD	807	08/05/14	—
UBS	USD	590	GBP	349	08/04/14	(1)
UBS	CHF	1,043	USD	1,146	08/05/14	(1)
UBS	GBP	51	USD	86	08/04/14	—
UBS	GBP	161	USD	272	08/04/14	—
UBS	GBP	674	USD	1,140	08/04/14	2
UBS	GBP	1,711	USD	2,893	08/04/14	4
Westpac	USD	3,940	AUD	4,224	09/17/14	(26)
Westpac	USD	5,051	CAD	5,504	09/17/14	(8)
Westpac	USD	25,452	EUR	18,804	09/17/14	(269)
Westpac	USD	9,947	GBP	5,929	09/17/14	59
Westpac	USD	10,639	JPY	1,083,585	09/17/14	(102)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,581)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$1,448		$126,334		$—	$127,782
Austria	—		11,554		—	11,554
Belgium	—		30,180		—	30,180
Bermuda	12,987		18,631		—	31,618
Brazil	35,483		—		—	35,483
Canada	258,397		—		—	258,397
Cayman Islands	21,275		16,609		704	38,588
Czech Republic	—		6,767		—	6,767
Denmark	—		98,150		—	98,150
Finland	—		19,054		—	19,054
France	2,508		325,705		—	328,213
Germany	—		263,971		—	263,971
Hong Kong	1,673		83,203		—	84,876
India	21,423		13,091		—	34,514
Indonesia	—		11,392		—	11,392
Ireland	10,099		21,832		—	31,931
Isle of Man	—		1,739		—	1,739
Israel	34,753		1,814		—	36,567
Italy	—		102,192		—	102,192
Japan	191		505,405		—	505,596
Jersey	4,177		28,287		—	32,464
Kazakhstan	—		395		—	395
Kenya	—		3,223		—	3,223
Liechtenstein	—		576		—	576
Luxembourg	—		12,333		—	12,333
Malaysia	—		2,502		—	2,502

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 75

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Mexico	7,176	—		—		7,176
Netherlands	15,180	183,870		—		199,050
New Zealand	—	3,814		—		3,814
Norway	—	42,127		—		42,127
Philippines	—	1,635		—		1,635
Portugal	—	998		—		998
Russia	—	14,982		—		14,982
Singapore	—	76,033		—		76,033
South Africa	—	13,489		—		13,489
South Korea	—	35,783		—		35,783
Spain	—	60,162		—		60,162
Sweden	—	56,391		—		56,391
Switzerland	10,667	367,849		—		378,516
Taiwan	11,302	32,907		—		44,209
Thailand	—	5,513		—		5,513
United Kingdom	5,039	710,206		—		715,245
United States	47,339	2,620		—		49,959
Virgin Islands, British	2,375	—		—		2,375
Preferred Stocks	6,485	7,437		—		13,922
Warrants & Rights	424	15,697		—		16,121
Short-Term Investments	—	314,573		—		314,573
Other Securities	—	95,578		—		95,578
Total Investments	510,401	3,746,603		704		4,257,708

Other Financial Instruments
Futures Contracts	(3,843)	—		—		(3,843)
Foreign Currency Exchange Contracts	(9)	(2,572)		—		(2,581)
Total Other Financial Instruments*	$(3,852)	$(2,572)		$—		$(6,424)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

76 Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.2%			Denmark - 0.3%
Australia - 0.2%			DSV A/S	332,877	10,489
Australia & New Zealand Banking			Novo Nordisk A/S Class B	24,895	1,149
Group, Ltd. - ADR	30,190	943			11,638
BHP Billiton, Ltd. - ADR	37,890	1,347
Commonwealth Bank of Australia - ADR	19,137	1,476	Finland - 0.3%
CSL, Ltd.	5,894	369	Caverion Corp.	291,645	2,421
National Australia Bank, Ltd. - ADR	24,925	809	Kone OYJ Class B(Ñ)	144,046	6,054
Scentre Group(Æ)	64,448	204	Sampo Oyj Class A	5,079	252
Telstra Corp., Ltd.	53,597	272	YIT OYJ(Ñ)	212,900	2,175
Wesfarmers, Ltd.	13,366	542			10,902
Westfield Corp.(Æ)	25,079	173
Westpac Banking Corp.	33,640	1,071	France - 7.5%
Woodside Petroleum, Ltd.	7,808	306	Air Liquide SA Class A	4,041	514
Woolworths, Ltd.	14,732	501	BNP Paribas SA	568,659	37,501
		8,013	Christian Dior SA	36,568	6,355
			Danone SA	684,974	49,471
Belgium - 0.4%			Edenred	297,835	9,288
Anheuser-Busch InBev NV	11,126	1,203	Essilor International SA	2,571	250
Delhaize Group SA	62,521	4,073	Etablissements Maurel et Prom(Æ)	400,524	6,076
Solvay SA	40,096	6,474	Imerys SA	88,389	6,873
		11,750	IPSOS	120,876	3,272
			Legrand SA - ADR	481,313	26,582
Bermuda - 0.0%			L'Oreal SA	2,726	460
China Hongxing Sports, Ltd.(Æ)	6,320,000	—	LVMH Moet Hennessy Louis Vuitton
			SA - ADR	181,666	31,169
Brazil - 0.2%			Pernod Ricard SA	2,776	311
Itau Unibanco Holding SA - ADR	394,341	6,073	PPR SA	88,674	18,928
			Publicis Groupe SA - ADR(Æ)	104,814	7,610
Canada - 1.8%			Renault SA	129,887	10,795
Bank of Montreal(Ñ)	7,568	564
Bank of Nova Scotia	14,319	972	Rexel SA Class H	373,110	7,227
Brookfield Asset Management, Inc.			Sanofi - ADR	194,224	20,378
Class A	5,927	264	Schneider Electric SE(Æ)	6,396	538
Canadian Imperial Bank of Commerce(Þ)	3,359	312	Total SA	104,641	6,750
Canadian National Railway Co.(Æ)(Þ)	599,960	40,101	Transgene SA(Æ)(Ñ)	114,855	1,290
Canadian National Railway Co.	8,649	578	Vinci SA	6,863	472
Canadian Natural Resources, Ltd.	12,821	559			252,110
Canadian Pacific Railway, Ltd.	1,673	318	Germany - 4.8%
Enbridge, Inc.	6,828	335	adidas AG	2,573	205
Methanex Corp.(Ñ)	109,400	7,120	Allianz SE	191,495	32,008
Pacific Rubiales Energy Corp.	327,000	6,253	BASF SE	62,916	6,539
Royal Bank of Canada - GDR	13,969	1,031	Bayer AG	9,757	1,292
Suncor Energy, Inc.	17,290	710	Daimler AG	229,600	19,022
Toronto Dominion Bank	21,720	1,136	Deutsche Post AG	10,251	329
TransCanada Corp.	8,228	413	Deutsche Telekom AG	369,189	5,980
		60,666	Freenet AG	179,900	4,768
			Hannover Rueck SE	75,979	6,495
Cayman Islands - 0.5%			Lanxess AG	83,392	5,310
Baidu, Inc. - ADR(Æ)	39,509	8,536
ENN Energy Holdings, Ltd.	1,272,840	9,000	Linde AG	185,608	38,001
		17,536	Muenchener Rueckversicherungs AG	29,767	6,332
			ProSiebenSat.1 Media AG	183,300	7,705
China - 0.4%			SAP SE - ADR	120,986	9,542
China Longyuan Power Group Corp.			Siemens AG	9,716	1,202
Class H	7,399,000	7,459	Symrise AG	123,720	6,476
China Petroleum & Chemical Corp.			Volkswagen AG	14,038	3,251
Class H	4,319,600	4,274	Wincor Nixdorf AG	101,563	5,171
		11,733			159,628

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Greece - 0.2%			Jersey - 0.3%
OPAP SA	331,066	5,401	Delphi Automotive PLC	160,800	10,741
			WPP PLC	15,878	316
Hong Kong - 0.3%					11,057
AIA Group, Ltd.	94,200	505
Cathay Pacific Airways, Ltd.	2,171,200	4,115	Luxembourg - 0.3%
China Resources Power Holdings Co.,			Samsonite International SA	3,360,600	10,466
Ltd.	51,700	145
Guangdong Investment, Ltd.	3,561,400	4,006	Mexico - 0.6%
		8,771	Alfa SAB de CV Class A	2,018,600	5,517
			Cemex SAB de CV - ADR(Æ)(Ñ)	543,225	6,823
India - 0.4%			Grupo Financiero Banorte SAB de CV
HDFC Bank, Ltd. - ADR	113,069	5,360	Class O	1,078,700	7,169
Infosys, Ltd. - ADR(Ñ)	134,100	7,351			19,509
		12,711
			Netherlands - 2.7%
Ireland - 2.0%			Akzo Nobel NV	307,651	22,177
Accenture PLC Class A	486,957	38,606	CNH Industrial NV	2,028,200	18,675
Actavis PLC(Æ)	73,208	15,685	Heineken NV	362,577	25,458
Covidien PLC	5,279	457	Koninklijke Philips NV	379,489	11,680
CRH PLC	224,780	5,252	NXP Semiconductor NV(Æ)	193,568	12,069
Greencore Group PLC Class A	1,438,720	6,400	Unilever NV	18,322	754
		66,400			90,813

Israel - 0.2%			Netherlands Antilles - 0.1%
Teva Pharmaceutical Industries, Ltd.			Schlumberger, Ltd.	15,367	1,666
- ADR	123,600	6,613
Teva Pharmaceutical Industries, Ltd.	5,561	297	Norway - 0.6%
		6,910	DNB ASA	343,898	6,077
			SpareBank 1 SR Bank ASA	641,352	5,872
Italy - 0.9%			Statoil ASA Class N	12,216	348
Assicurazioni Generali SpA	443,007	9,240	Yara International ASA	145,300	6,644
Enel SpA	1,506,493	8,562			18,941
ENI SpA - ADR	28,804	732
GTECH SpA(Ñ)	247,216	5,940	Portugal - 0.2%
Trevi Finanziaria Industriale SpA	766,346	6,111	Energias de Portugal SA	1,715,500	8,024
		30,585
			Russia - 0.2%
Japan - 4.6%			Gazprom OAO - ADR(Æ)	173,026	1,270
Asahi Group Holdings, Ltd.	197,500	5,984	Gazprom OAO - ADR	80,031	586
Astellas Pharma, Inc.	20,500	275	Rosneft OAO - GDR(Æ)	548,391	3,423
Canon, Inc.	515,749	16,880	Rosneft Oil Co. - GDR	95,700	590
CyberAgent, Inc.	191,900	6,423	Sberbank of Russia - ADR(Æ)	241,400	2,034
Daiwa Securities Group, Inc.	2,473,000	20,830			7,903
Honda Motor Co., Ltd.	133,600	4,636
Kao Corp.	6,200	255	Singapore - 0.2%
KDDI Corp.	106,100	6,111	DBS Group Holdings, Ltd.	20,000	292
MEIJI Holdings Co., Ltd.	96,200	6,916	Sembcorp Industries, Ltd.(Ñ)	163,189	5,298
Mitsui Fudosan Co., Ltd.	240,000	7,935	Singapore Telecommunications, Ltd.	89,000	289
Nidec Corp.	130,100	8,485	United Overseas Bank, Ltd.	15,000	289
Nippon Telegraph & Telephone Corp.	4,400	293			6,168

NTT DOCOMO, Inc.	16,800	296	South Africa - 0.4%
Ono Pharmaceutical Co., Ltd.	128,940	10,949	Naspers, Ltd. Class N	68,699	8,437
Shinsei Bank, Ltd.	3,618,000	7,638	Sasol, Ltd. - ADR	108,993	6,289
Shionogi & Co., Ltd.	339,600	7,328			14,726
Showa Denko KK	4,026,000	5,856
Sumco Corp.(Ñ)	734,900	6,769	South Korea - 1.4%
Takeda Pharmaceutical Co., Ltd.	177,400	8,107	BS Financial Group, Inc.	250,584	4,025
Toyota Motor Corp.	346,900	20,522	Hyundai Heavy Industries Co., Ltd.	17,307	2,522
		152,488	Hyundai Motor Co.	20,371	4,851

See accompanying notes which are an integral part of this quarterly report.
78 Russell Global Equity Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Samsung Electronics Co., Ltd.	24,079	31,374	Diageo PLC	1,705,142	51,294
Shinhan Financial Group Co., Ltd.	79,010	3,922	Experian PLC	1,110,300	18,971
		46,694	GlaxoSmithKline PLC - ADR	431,891	10,425
			HSBC Holdings PLC	194,971	2,087
Spain - 0.1%			Imperial Tobacco Group PLC	154,541	6,693
Inditex SA(Æ)	14,840	432	Marks & Spencer Group PLC	660,973	4,777
Repsol SA - ADR	129,777	3,222	National Grid PLC	43,876	632
		3,654	Nomad Holdings Ltd.(Æ)	228,200	2,373
			Persimmon PLC Class A(Æ)	340,834	7,152
Sweden - 1.7%			Reckitt Benckiser Group PLC	457,176	40,344
Atlas Copco AB Class A	10,047	299	Rexam PLC(Æ)	744,124	6,293
Duni AB	260,200	3,580	Rolls-Royce Holdings PLC(Æ)	19,099	333
Hennes & Mauritz AB Class B	10,738	440	Royal Dutch Shell PLC Class A	46,496	1,913
Investor AB Class B	198,842	7,147	Royal Dutch Shell PLC Class B	28,777	1,240
Loomis AB Class B	188,660	5,594	SABMiller PLC - ADR	11,135	607
Nordea Bank AB	1,290,136	17,277	Shire PLC - ADR(Æ)	6,885	568
SKF AB Class B	351,632	8,284	Standard Chartered PLC	258,914	5,372
Svenska Handelsbanken AB Class A	151,326	7,290	Taylor Wimpey PLC	3,446,988	6,424
Telefonaktiebolaget LM Ericsson Class B	30,075	374	Tesco PLC	3,161,379	13,681
Trelleborg AB Class B	402,238	7,699	Tullow Oil PLC	434,701	5,325
		57,984	Unilever PLC	15,406	667

Switzerland - 6.3%			Vodafone Group PLC	156,266	520
ABB, Ltd.(Æ)	27,187	626			266,043

ACE, Ltd.	3,945	395	United States - 44.8%
Adecco SA(Æ)	152,700	11,410	3M Co.	185,161	26,087
Cie Financiere Richemont SA	446,238	42,467	Abbott Laboratories	12,140	511
Credit Suisse Group AG(Æ)	822,287	22,352	Activision Blizzard, Inc.	316,399	7,081
Holcim, Ltd.(Æ)	150,300	12,053	Acuity Brands, Inc.	94,473	10,134
Julius Baer Group, Ltd.(Æ)	755,164	32,030	Aetna, Inc.	116,100	9,001
Kuehne & Nagel International AG	127,200	16,946	Aflac, Inc.	4,299	257
Nestle SA	621,382	46,129	Akamai Technologies, Inc.(Æ)	178,711	10,548
Novartis AG	278,537	24,313	ALLETE, Inc.	117,700	5,523
Roche Holding AG	8,376	2,434	Allstate Corp. (The)	5,284	309
Syngenta AG	1,071	381	Altria Group, Inc.	23,386	950
Tyco International, Ltd.	5,629	243	American Electric Power Co., Inc.	4,681	243
Zurich Insurance Group AG(Æ)	1,733	504	American International Group, Inc.	518,399	26,946
		212,283	Ameris Bancorp	191,400	4,180

Taiwan - 0.2%			Amgen, Inc.	8,917	1,136
Taiwan Semiconductor Manufacturing			Apache Corp.	75,800	7,782
Co., Ltd.	1,920,000	7,714	Apple, Inc.	572,161	54,681
			Applied Materials, Inc.	171,200	3,588
Thailand - 0.2%			Astoria Financial Corp.	470,600	6,061
Thai Oil PCL	3,108,400	4,991	AT&T, Inc.	61,381	2,185
			Autodesk, Inc.(Æ)	133,745	7,135
United Kingdom - 7.9%			Automatic Data Processing, Inc.	5,620	457
Aon PLC	152,440	12,860	Bank of America Corp.	939,100	14,321
AstraZeneca PLC - ADR(Æ)	11,301	823	Bank of New York Mellon Corp. (The)	870,570	33,987
Barclays PLC	4,694,953	17,790	Baxter International, Inc.	6,353	475
Barratt Developments PLC	1,137,197	6,654	Becton Dickinson and Co.	2,238	260
BBA Aviation PLC	764,357	4,093	Bed Bath & Beyond, Inc.(Æ)	56,900	3,601
Bellway PLC	242,687	6,153	Berkshire Hathaway, Inc. Class B(Æ)	21,661	2,717
BHP Billiton PLC - ADR(Ñ)	98,900	6,741	Biogen Idec, Inc.(Æ)	1,280	428
BHP Billiton PLC	7,889	269	BlackRock, Inc. Class A	35,400	10,787
BP PLC	2,500,993	20,430	Bloomin' Brands, Inc.(Æ)	264,762	5,187
British American Tobacco PLC	22,102	1,294	Bristol-Myers Squibb Co.	306,857	15,533
BT Group PLC	92,975	606	Brookline Bancorp, Inc.	622,276	5,619
Centrica PLC	61,703	322	Brooks Automation, Inc.	628,477	6,398
Compass Group PLC(Æ)	19,467	317	Cadence Design Systems, Inc.(Æ)	452,458	7,615

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 79

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Carter's, Inc.	89,800	6,875	Manpowergroup, Inc.	83,700	6,519
Chevron Corp.	22,691	2,933	Marathon Oil Corp.	179,300	6,948
Chubb Corp. (The)	71,531	6,202	Marathon Petroleum Corp.	80,800	6,745
Cigna Corp.	69,800	6,285	Marsh & McLennan Cos., Inc.	6,396	325
Cisco Systems, Inc.	19,042	480	MasterCard, Inc. Class A	141,324	10,479
Citigroup, Inc.	438,100	21,427	McDonald's Corp.	11,650	1,102
Clean Harbors, Inc.(Æ)	92,177	5,312	Medtronic, Inc.	644,734	39,806
Coca-Cola Co. (The)	46,935	1,844	Merck & Co., Inc.	162,446	9,217
Cognizant Technology Solutions Corp.			Meritage Homes Corp.(Æ)	103,800	3,976
Class A(Æ)	5,856	287	MetLife, Inc.	150,300	7,906
Colgate-Palmolive Co.	10,771	683	Microsoft Corp.	728,217	31,430
Comcast Corp. Class A(Æ)	7,578	407	Mondelez International, Inc. Class A	13,820	498
Concur Technologies, Inc.(Æ)	129,684	12,055	Monsanto Co.	3,711	420
ConocoPhillips	14,477	1,194	National Oilwell Varco, Inc.	165,157	13,384
Corning, Inc.	776,800	15,264	Netflix, Inc.(Æ)	20,497	8,665
Costco Wholesale Corp.	5,151	605	NextEra Energy, Inc.	76,359	7,169
CSX Corp.	10,427	312	Nike, Inc. Class B	8,206	633
CVS Caremark Corp.	13,771	1,052	Northrop Grumman Corp.	2,623	323
Danaher Corp.	151,796	11,215	Occidental Petroleum Corp.	9,244	903
DigitalGlobe, Inc.(Æ)	324,618	8,489	Oracle Corp.	1,022,670	41,306
Dime Community Bancshares, Inc.	309,300	4,677	Panera Bread Co. Class A(Æ)	3,232	476
DR Horton, Inc.	399,000	8,259	PepsiCo, Inc.	17,904	1,577
Duke Energy Corp.	7,256	523	Pfizer, Inc.	75,444	2,165
Ecolab, Inc.	3,104	337	Philip Morris International, Inc.	18,575	1,523
Eli Lilly & Co.	11,572	707	Pioneer Natural Resources Co.	50,714	11,231
EMC Corp.	22,472	658	Platform Specialty Products Corp.(Æ)	69,400	1,715
Emerson Electric Co.	7,799	496	Praxair, Inc.	257,335	32,975
Envision Healthcare Holdings, Inc.(Æ)	213,149	7,620	Precision Castparts Corp.	1,686	386
Express Scripts Holding Co.(Æ)	6,650	463	Priceline Group, Inc. (The)(Æ)	8,258	10,260
Exxon Mobil Corp.	51,083	5,054	Procter & Gamble Co. (The)	32,018	2,476
Facebook, Inc. Class A(Æ)	119,624	8,691	Public Service Enterprise Group, Inc.	6,211	218
Fairpoint Communications, Inc.(Æ)	45,500	664	Public Storage(ö)	1,666	286
Family Dollar Stores, Inc.	107,000	7,998	QUALCOMM, Inc.	19,933	1,469
Franklin Resources, Inc.	319,900	17,323	Quest Diagnostics, Inc.(Ñ)	95,900	5,860
Frontier Communications Corp.(Ñ)	1,322,400	8,662	Ralph Lauren Corp. Class A	41,600	6,484
General Dynamics Corp.	155,948	18,210	Raytheon Co.	3,840	349
General Electric Co.	317,135	7,976	Regal Entertainment Group Class A(Ñ)	138,585	2,697
General Mills, Inc.	7,550	379	Ryland Group, Inc. (The)	90,400	2,902
General Motors Co.	652,800	22,078	SanDisk Corp.	54,700	5,017
Goldman Sachs Group, Inc. (The)	43,800	7,572	Sempra Energy	2,627	262
Google, Inc. Class C(Æ)	36,739	21,201	Simon Property Group, Inc.(ö)	2,619	441
HD Supply Holdings, Inc.(Æ)	360,814	9,172	Southern Co.	9,219	399
Hewlett-Packard Co.	228,100	8,123	Southwest Bancorp, Inc.	364,200	5,616
Home Depot, Inc.	16,132	1,304	Spectra Energy Corp.	5,998	245
Honeywell International, Inc.	451,598	41,470	St. Jude Medical, Inc.	192,700	12,562
IHS, Inc. Class A(Æ)	85,704	11,259	Starwood Hotels & Resorts Worldwide,
Illinois Tool Works, Inc.	4,193	345	Inc.	219,929	16,899
Independent Bank Corp.	172,892	6,312	Stryker Corp.	4,172	333
Intel Corp.	1,490,622	50,517	SunTrust Banks, Inc.	110,600	4,208
International Bancshares Corp.	192,518	4,880	Sysco Corp.	6,758	241
International Business Machines Corp.	61,335	11,756	T Rowe Price Group, Inc.	3,206	249
Intuit, Inc.	3,470	284	Texas Instruments, Inc.	12,677	586
JM Smucker Co. (The)	57,200	5,699	Thermo Fisher Scientific, Inc.	371,192	45,100
Johnson & Johnson	124,320	12,443	Tiffany & Co.	64,339	6,280
JPMorgan Chase & Co.	608,800	35,110	Time Warner, Inc.	563,924	46,817
Kimberly-Clark Corp.	4,414	459	TJX Cos., Inc.	8,190	436
Lockheed Martin Corp.	3,292	550	Travelers Cos., Inc. (The)	4,271	383
Lorillard, Inc.	3,820	231	Union Pacific Corp.	10,670	1,049
Lowe's Cos., Inc.	226,485	10,837	United Parcel Service, Inc. Class B	347,102	33,700

See accompanying notes which are an integral part of this quarterly report.
80 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	United Technologies Corp.	332,125		34,923
	UnitedHealth Group, Inc.	198,930		16,123
	US Bancorp	20,199		849
	Valero Energy Corp.	139,200		7,071
	Vanguard FTSE All-World ex-US ETF
	Class U(Ñ)	55,000		2,834
	Verizon Communications, Inc.	173,687		8,757
	VF Corp.	4,328		265
	Viacom, Inc. Class B	5,270		436
	Visa, Inc. Class A	253,218		53,432
	Wal-Mart Stores, Inc.	118,604		8,727
	Walt Disney Co. (The)	579,281		49,749
	Waters Corp.(Æ)	229,280		23,717
	Webster Financial Corp.	241,800		6,932
	WellPoint, Inc.	142,200		15,615
	Wells Fargo & Co.	512,427		26,083
	Western Union Co. (The)	395,700		6,913
	Whirlpool Corp.	74,915		10,686
	Xerox Corp.	558,900		7,411
	Yum! Brands, Inc.	4,937		343
				1,499,435

	Total Common Stocks
	(cost $2,398,530)			3,121,386
	Preferred Stocks - 0.7%
	Brazil - 0.2%
	Investimentos Itau SA	1,968,375		8,234

	Germany - 0.5%
	Henkel AG & Co. KGaA	2,106		235
	Porsche Automobil Holding SE	76,008		7,116
	Volkswagen AG	33,200		7,756
				15,107

	Total Preferred Stocks
	(cost $21,182)			23,341
	Warrants & Rights - 0.0%
	United Kingdom - 0.0%
	Nomad Holdings Ltd.(Æ)
	2017 Warrants	228,200		101

	Total Warrants & Rights
	(cost $2)			101
Short	-Term Investments - 4.7%
	United States - 4.7%
	Russell U.S. Cash Management Fund	158,052,562	(8)	158,053
	Total Short-Term Investments
	(cost $158,053)			158,053
	Other Securities - 1.8%
	Russell U.S. Cash Collateral Fund(×)	61,306,017	(8)	61,306
	Total Other Securities
	(cost $61,306)			61,306
	Total Investments 100.4%
	(identified cost $2,639,073)			3,364,187
	Other Assets and Liabilities, Net
-	(0.4%)			(13,854)
	Net Assets - 100.0%			3,350,333

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 81

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Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
CAC 40 Index Futures		189	EUR	8,023	08/14	(252)
DAX Index Futures		26	EUR	6,122	09/14	(411)
EURO STOXX 50 Index Futures		140	EUR	4,367	09/14	(262)
FTSE 100 Index Futures		90	GBP	6,014	09/14	(72)
Hang Seng Index Futures		12	HKD	14,860	08/14	34
NIKKEI/Yen Index Futures		887	JPY	6,869,815	09/14	2,063
OMXS 30 Index Futures		97	SEK	13,405	08/14	2
S&P 500 E-Mini Index Futures		2,400	USD	230,976	09/14	(1,131)
S&P Mid 400 E-Mini Index Futures		40	USD	5,471	09/14	(140)
S&P/TSX 60 Index Futures		34	CAD	6,004	09/14	149
SPI 200 Index Futures		31	AUD	4,317	09/14	146
TOPIX Index Futures		80	JPY	1,034,000	09/14	408
Short Positions
EURO STOXX 50 Index Futures		4,814	EUR	150,149	09/14	9,587
MSCI EAFE Emerging Markets Mini Index Futures		635	USD	33,483	09/14	(444)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						9,677

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	USD	281	AUD	300	09/17/14	(3)
Bank of America	USD	280	CAD	300	09/17/14	(6)
Bank of America	USD	1,089	EUR	800	09/17/14	(18)
Bank of America	USD	514	GBP	300	09/17/14	(7)
Bank of America	USD	493	JPY	50,000	09/17/14	(6)
Bank of New York	USD	125	EUR	93	08/01/14	—
Bank of New York	USD	5,488	EUR	4,055	09/17/14	(58)
Bank of New York	USD	2,227	HKD	17,263	09/17/14	—
Bank of New York	USD	6,045	JPY	615,666	09/17/14	(58)
Bank of New York	EUR	29,281	USD	39,633	09/17/14	419
Bank of New York	GBP	624	USD	1,057	08/01/14	4
Barclays	USD	5,488	EUR	4,055	09/17/14	(58)
Barclays	USD	5,858	GBP	3,492	09/17/14	35
Barclays	USD	1,864	SEK	12,494	09/17/14	(53)
Barclays	EUR	29,281	USD	39,633	09/17/14	419
Citigroup	USD	448	EUR	335	08/04/14	1
Citigroup	GBP	200	USD	338	08/04/14	—
Credit Suisse	USD	4,494	AUD	4,819	09/17/14	(30)
Credit Suisse	USD	5,488	EUR	4,055	09/17/14	(58)
Credit Suisse	EUR	29,281	USD	39,633	09/17/14	420
HSBC	USD	5,488	EUR	4,055	09/17/14	(58)
HSBC	USD	5,858	GBP	3,492	09/17/14	35
HSBC	USD	6,045	JPY	615,666	09/17/14	(58)
HSBC	EUR	29,281	USD	39,633	09/17/14	420
Morgan Stanley	USD	7	AUD	6	08/01/14	(1)
Morgan Stanley	USD	77	CAD	84	08/01/14	—
Morgan Stanley	USD	71	GBP	42	08/01/14	(1)
Morgan Stanley	USD	—	HKD	1	08/01/14	—
Morgan Stanley	USD	1,183	JPY	121,719	08/01/14	—
Morgan Stanley	USD	21	SEK	146	08/01/14	—
Morgan Stanley	EUR	2,234	USD	2,991	08/01/14	—

See accompanying notes which are an integral part of this quarterly report.
82 Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Northern Trust	USD	1	EUR	—	08/01/14	—
Northern Trust	JPY	152,300	USD	1,480	08/05/14	—
State Street	USD	93	AUD	100	09/17/14	—
State Street	USD	94	AUD	100	09/17/14	(1)
State Street	USD	94	AUD	100	09/17/14	(1)
State Street	USD	468	AUD	500	09/17/14	(4)
State Street	USD	184	CAD	200	09/17/14	(1)
State Street	USD	187	CAD	200	09/17/14	(4)
State Street	USD	745	CAD	800	09/17/14	(12)
State Street	USD	8,233	CHF	7,478	09/17/14	(2)
State Street	USD	148	EUR	110	08/05/14	—
State Street	USD	832	EUR	621	08/05/14	—
State Street	USD	135	EUR	100	09/17/14	(1)
State Street	USD	406	EUR	300	09/17/14	(5)
State Street	USD	683	EUR	500	09/17/14	(13)
State Street	USD	1,073	EUR	800	09/17/14	(2)
State Street	USD	1,224	EUR	900	09/17/14	(19)
State Street	USD	1,355	EUR	1,000	09/17/14	(16)
State Street	USD	2,727	EUR	2,000	09/17/14	(49)
State Street	USD	339	GBP	200	09/17/14	(1)
State Street	USD	515	GBP	300	09/17/14	(8)
State Street	USD	1,188	GBP	700	09/17/14	(7)
State Street	USD	129	HKD	1,000	09/17/14	—
State Street	USD	129	HKD	1,000	09/17/14	—
State Street	USD	258	HKD	2,000	09/17/14	—
State Street	USD	294	JPY	30,000	09/17/14	(2)
State Street	USD	294	JPY	30,000	09/17/14	(2)
State Street	USD	491	JPY	50,000	09/17/14	(5)
State Street	USD	982	JPY	100,000	09/17/14	(10)
State Street	USD	44	SEK	300	09/17/14	—
State Street	USD	298	SEK	2,000	09/17/14	(8)
State Street	AUD	100	USD	93	09/17/14	1
State Street	AUD	100	USD	93	09/17/14	1
State Street	AUD	100	USD	94	09/17/14	1
State Street	AUD	100	USD	94	09/17/14	1
State Street	AUD	200	USD	187	09/17/14	2
State Street	AUD	300	USD	281	09/17/14	3
State Street	AUD	1,100	USD	1,031	09/17/14	11
State Street	CAD	100	USD	93	09/17/14	1
State Street	CAD	100	USD	93	09/17/14	1
State Street	CAD	200	USD	186	09/17/14	3
State Street	CAD	300	USD	279	09/17/14	4
State Street	CAD	300	USD	281	09/17/14	6
State Street	CAD	400	USD	372	09/17/14	6
State Street	CAD	1,450	USD	1,358	09/17/14	30
State Street	CHF	44,481	USD	49,555	09/17/14	594
State Street	EUR	1,686	USD	2,256	08/04/14	(1)
State Street	EUR	100	USD	135	09/17/14	1
State Street	EUR	100	USD	135	09/17/14	1
State Street	EUR	600	USD	811	09/17/14	8
State Street	EUR	700	USD	941	09/17/14	3
State Street	EUR	1,000	USD	1,346	09/17/14	7
State Street	EUR	1,000	USD	1,361	09/17/14	22
State Street	EUR	1,300	USD	1,751	09/17/14	10
State Street	EUR	3,000	USD	4,096	09/17/14	78
State Street	EUR	4,300	USD	5,867	09/17/14	110
State Street	GBP	413	USD	698	08/05/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 83

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Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
Counterparty			Sold		Bought	Settlement Date	$
State Street		GBP	100	USD	171	09/17/14	2
State Street		GBP	200	USD	340	09/17/14	2
State Street		GBP	200	USD	341	09/17/14	4
State Street		GBP	300	USD	514	09/17/14	8
State Street		GBP	500	USD	853	09/17/14	9
State Street		GBP	1,500	USD	2,572	09/17/14	40
State Street		HKD	1,000	USD	129	09/17/14	—
State Street		HKD	1,000	USD	129	09/17/14	—
State Street		HKD	1,000	USD	129	09/17/14	—
State Street		HKD	1,000	USD	129	09/17/14	—
State Street		HKD	3,500	USD	452	09/17/14	—
State Street		JPY	193,893	USD	1,884	08/05/14	(1)
State Street		JPY	10,000	USD	99	09/17/14	1
State Street		JPY	20,000	USD	198	09/17/14	3
State Street		JPY	30,000	USD	295	09/17/14	3
State Street		JPY	30,000	USD	296	09/17/14	4
State Street		JPY	40,000	USD	395	09/17/14	6
State Street		JPY	100,000	USD	986	09/17/14	14
State Street		JPY	250,000	USD	2,461	09/17/14	30
State Street		SEK	500	USD	73	09/17/14	—
State Street		SEK	600	USD	88	09/17/14	1
State Street		SEK	700	USD	102	09/17/14	1
State Street		SEK	1,000	USD	147	09/17/14	2
State Street		SEK	2,000	USD	294	09/17/14	4
UBS		USD	44	EUR	33	08/04/14	—
Westpac		USD	5,805	CAD	6,326	09/17/14	(9)
Westpac		USD	5,488	EUR	4,055	09/17/14	(58)
Westpac		EUR	29,281	USD	39,633	09/17/14	418
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							2,495

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Common Stocks
Australia		$204		$7,809		$—	$8,013
Belgium		—		11,750		—	11,750
Bermuda		—		—		—	—
Brazil		6,073		—		—	6,073
Canada		60,666		—		—	60,666
Cayman Islands		8,536		9,000		—	17,536
China		—		11,733		—	11,733
Denmark		—		11,638		—	11,638
Finland		—		10,902		—	10,902
France		—		252,110		—	252,110
Germany		—		159,628		—	159,628
Greece		—		5,401		—	5,401
Hong Kong		—		8,771		—	8,771
India		12,711		—		—	12,711
Ireland		54,748		11,652		—	66,400
Israel		6,613		297		—	6,910
Italy		—		30,585		—	30,585
Japan		—		152,488		—	152,488
Jersey		10,741		316		—	11,057

See accompanying notes which are an integral part of this quarterly report.
84 Russell Global Equity Fund

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Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Luxembourg	—	10,466		—		10,466
Mexico	19,509	—		—		19,509
Netherlands	12,069	78,744		—		90,813
Netherlands Antilles	1,666	—		—		1,666
Norway	—	18,941		—		18,941
Portugal	—	8,024		—		8,024
Russia	6,043	1,860		—		7,903
Singapore	—	6,168		—		6,168
South Africa	—	14,726		—		14,726
South Korea	—	46,694		—		46,694
Spain	—	3,654		—		3,654
Sweden	—	57,984		—		57,984
Switzerland	638	211,645		—		212,283
Taiwan	—	7,714		—		7,714
Thailand	—	4,991		—		4,991
United Kingdom	21,974	244,069		—		266,043
United States	1,499,435	—		—		1,499,435
Preferred Stocks	8,234	15,107		—		23,341
Warrants & Rights	101	—		—		101
Short-Term Investments	—	158,053		—		158,053
Other Securities	—	61,306		—		61,306
Total Investments	1,729,961	1,634,226		—		3,364,187

Other Financial Instruments
Futures Contracts	9,677	—		—		9,677
Foreign Currency Exchange Contracts	—	2,495		—		2,495
Total Other Financial Instruments*	$9,677	$2,495		$—		$12,172

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 85

Russell Investment Company

Select International Equity Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Common Stocks - 95.4%				Stockland(ö)	18,067	68
Australia - 6.4%				Suncorp Group, Ltd.	10,829	143
AGL Energy, Ltd.	4,383		60	Sydney Airport	2,882	11
ALS, Ltd.	964		7	Tabcorp Holdings, Ltd.	5,203	17
Alumina, Ltd.(Æ)	17,498		26	Tatts Group, Ltd.	10,481	34
Amcor, Ltd. Class A	3,134		30	Telstra Corp., Ltd.	18,734	95
AMP, Ltd.	7,400		37	Toll Holdings, Ltd.	1,577	8
APA Group	3,673		25	TPG Telecom, Ltd.	1,396	7
Asciano, Ltd.	5,887		33	Transurban Group - ADR(Æ)	4,410	32
ASX, Ltd. - ADR	1,026		34	Treasury Wine Estates, Ltd.	2,073	10
Aurizon Holdings, Ltd.	11,467		53	Washington H Soul Pattinson & Co., Ltd.	1,175	17
Australia & New Zealand Banking				Wesfarmers, Ltd.	7,493	304
Group, Ltd. - ADR	15,187		474	Westfield Corp.(Æ)	16,151	111
Bank of Queensland, Ltd.	1,294		15	Westpac Banking Corp.	17,278	549
Bendigo and Adelaide Bank, Ltd.	3,321		39	Woodside Petroleum, Ltd.	1,469	58
BHP Billiton, Ltd. - ADR	7,897		281	Woolworths, Ltd.	4,661	159
BlueScope Steel, Ltd.(Æ)	1,870		11	WorleyParson, Ltd.	1,709	16
Boral, Ltd.	2,636		13			4,732
Brambles, Ltd.	4,682		41
Caltex Australia, Ltd.	401		9	Austria - 0.3%
CFS Retail Property Trust Group(ö)	21,912		44	Andritz AG	333	18
Challenger, Ltd.	1,837		14	Erste Group Bank AG	1,938	51
Coca-Cola Amatil, Ltd.	1,486		13	EVN AG	519	7
Cochlear, Ltd.	121		7	Immofinanz AG(Æ)	6,566	21
Commonwealth Bank of Australia - ADR	4,354		335	Oesterreichische Post AG	155	7
Computershare, Ltd.	1,747		21	OMV AG	1,050	42
Crown Resorts, Ltd.	794		12	Raiffeisen Bank International AG	307	8
CSL, Ltd.	1,192		75	Telekom Austria AG - ADR	926	9
Dexus Property Group(ö)	47,984		53	Verbund AG Class A	544	10
Echo Entertainment Group, Ltd.	4,140		13	Vienna Insurance Group AG Wiener
Federation Centres(ö)	7,475		18	Versicherung Gruppe	170	8
Flight Centre, Ltd.	203		9	Voestalpine AG	270	12
Fortescue Metals Group, Ltd.	3,623		16			193
Goodman Group(ö)	9,115		45
GPT Group (The)(ö)	14,382		54	Belgium - 1.4%
Harvey Norman Holdings, Ltd.	3,303		9	Ackermans & van Haaren NV	257	31
Iluka Resources, Ltd.	852		7	Ageas	632	23
Incitec Pivot, Ltd.	5,402		15	Anheuser-Busch InBev NV	3,958	428
Insurance Australia Group, Ltd.	11,245		65	Belgacom SA	1,007	33
Leighton Holdings, Ltd. - ADR	452		9	bpost SA	287	7
Lend Lease Group	2,041		25	Colruyt SA(Æ)	459	22
Macquarie Group, Ltd.	908		49	Delhaize Group SA	423	28
Metcash, Ltd.	5,463		15	Elia System Operator SA	313	15
Mirvac Group(ö)	32,638		55	Financiere de Tubize SA	184	14
National Australia Bank, Ltd. - ADR	12,422		402	Groupe Bruxelles Lambert SA	927	92
New Hope Corp., Ltd.	2,662		7	KBC Groep NV(Æ)	1,793	97
Newcrest Mining, Ltd.(Æ)	1,452		15	Sofina SA	169	19
Orica, Ltd.	1,664		34	Solvay SA	342	55
Origin Energy, Ltd.	7,543		99	Telenet Group Holding NV(Æ)	510	27
QBE Insurance Group, Ltd.	2,428		25	UCB SA	855	79
Ramsay Health Care, Ltd.	415		18	Umicore SA	519	25
REA Group Ltd	196		9			995
Rio Tinto, Ltd. - ADR	1,121		69
Santos, Ltd.	7,134		96	Bermuda - 0.3%
Scentre Group(Æ)	26,025		82	Catlin Group, Ltd.	2,664	23
Seek, Ltd.	1,130		17	Cheung Kong Infrastructure Holdings,
Seven Group Holdings, Ltd.	1,241		9	Ltd.	3,000	21
Sonic Healthcare, Ltd.	1,247		21	Chinese Estates Holdings, Ltd.	5,500	16
SP AusNet	19,450		24	Dairy Farm International Holdings, Ltd.	900	10
				Esprit Holdings, Ltd.	4,600	7

See accompanying notes which are an integral part of this quarterly report.
86 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Genting Hong Kong, Ltd.	18,000		7	Enerplus Corp.	1,209		28
Hongkong Land Holdings, Ltd.	6,000		41	Ensign Energy Services, Inc.	443		7
Jardine Matheson Holdings, Ltd.	400		24	Fairfax Financial Holdings, Ltd.	162		76
Jardine Strategic Holdings, Ltd.	500		18	Finning International, Inc.	577		17
Li & Fung, Ltd.	6,000		8	First Capital Realty, Inc. Class A	905		16
Noble Group, Ltd.	10,000		11	First Quantum Minerals, Ltd.(Æ)	3,040		72
Orient Overseas International, Ltd.	1,500		8	Fortis, Inc.	1,650		51
			194	Franco-Nevada Corp. Class T	654		37
				Genworth MI Canada, Inc.	473		17
Canada - 8.2%				George Weston, Ltd.	491		40
Agnico-Eagle Mines, Ltd.(Þ)	832		31	Gibson Energy, Inc.	470		14
Agrium, Inc.	221		20	Gildan Activewear, Inc. Class A	432		25
Aimia, Inc.	405		7	Goldcorp, Inc.	3,438		94
Alimentation Couche Tard, Inc. Class B	1,658		45	Great-West Lifeco, Inc.(Þ)	1,897		55
AltaGas, Ltd. - ADR	371		17	H&R Real Estate Investment Trust(ö)	1,130		24
ARC Resources, Ltd.	1,150		32	Home Capital Group, Inc.(Æ)	306		11
Atco, Ltd. Class I	159		7	Home Capital Group, Inc. Class B	222		11
Bank of Montreal	3,724		278	Husky Energy, Inc.	2,459		75
Bank of Nova Scotia	6,165		417	IGM Financial, Inc.	380		18
Barrick Gold Corp.	2,205		40	Imperial Oil, Ltd.	788		40
Baytex Energy Corp.	179		8	Industrial Alliance Insurance &
BCE, Inc.	1,166		53	Financial Services, Inc.	438		19
Bell Aliant, Inc.(Æ)	593		17	Intact Financial Corp.	408		27
BlackBerry, Ltd. - ADR(Æ)	1,233		12	Inter Pipeline, Ltd.	837		26
Boardwalk Real Estate Investment				Jean Coutu Group PJC, Inc. (The) Class
Trust(ö)	257		15	A	362		7
Bombardier, Inc. Class B	2,567		9	Keyera Corp.	306		23
Bonavista Energy Corp.	1,009		13	Kinross Gold Corp.(Æ)	2,164		9
Brookfield Asset Management, Inc.	28,588		56	Linamar Corp.	184		29
Brookfield Asset Management, Inc.				Loblaw Cos., Ltd.	924		45
Class A	3,850		172	Lundin Mining Corp.(Æ)	5,564		32
Brookfield Canada Office Pro REIT(Æ)				Magna International, Inc. Class A	660		71
(ö)	282		7	Manitoba Telecom Services, Inc. - ADR	237		7
CAE, Inc.	900		11	Manulife Financial Corp.	6,691		137
Calloway Real Estate Investment Trust(ö)	612		15	MEG Energy Corp. Class A(Æ)(Þ)	840		30
Cameco Corp.	1,903		38	Methanex Corp.	141		9
Canadian Imperial Bank of Commerce(Þ)	1,877		174	Metro, Inc. Class A	424		28
Canadian National Railway Co.	1,812		121	National Bank of Canada	1,832		82
Canadian Natural Resources, Ltd.	4,386		191	New Gold, Inc.(Æ)	2,113		13
Canadian Oil Sands, Ltd.	2,156		46	Onex Corp.	288		17
Canadian Pacific Railway, Ltd.	389		74	Open Text Corp.	471		26
Canadian Real Estate Investment				Pacific Rubiales Energy Corp.	466		9
Trust(ö)	353		15	Pembina Pipeline Corp.	631		26
Canadian Tire Corp., Ltd. Class A	519		49	Pengrowth Energy Corp.	3,099		20
Canadian Utilities, Ltd. Class A	734		26	Penn West Petroleum, Ltd.	2,368		18
CCL Industries, Inc. Class B	80		8	Peyto Exploration & Development Corp.	449		15
Cenovus Energy, Inc.	1,362		42	Potash Corp. of Saskatchewan, Inc.	1,285		46
CGI Group, Inc. Class A(Æ)	662		24	Power Corp. of Canada	2,206		65
Choice Properties REIT(ö)	938		9	Power Financial Corp.	1,510		49
CI Financial Corp.	457		15	Precision Drilling Corp.	1,752		22
Cominar Real Estate Investment Trust(ö)	793		14	Progressive Waste Solutions, Ltd.(Æ)	286		7
Constellation Software, Inc.(Þ)	72		17	Quebecor, Inc. Class B	295		7
Crescent Point Energy Corp.	3,284		134	RioCan Real Estate Investment Trust(ö)	1,738		52
Dollarama, Inc.	149		12	Rogers Communications, Inc. Class B	1,212		47
Eldorado Gold Corp.	2,841		21	Royal Bank of Canada - GDR	4,178		308
Emera, Inc.	675		21	Saputo, Inc. - ADR	603		37
Empire Co., Ltd. Class A	475		34	Shaw Communications, Inc. Class B	1,420		35
Enbridge, Inc.	1,652		81	ShawCor, Ltd.	277		14
Encana Corp.	1,649		36	Silver Wheaton Corp.	1,207		32

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 87

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SNC-Lavalin Group, Inc.	270	14	Nokian Renkaat OYJ	2,941		26
Sun Life Financial, Inc.	1,995	76	Orion OYJ Class B	360		13
Suncor Energy, Inc.	7,993	328	Orion OYJ Class A(Æ)	194		7
Talisman Energy, Inc.	4,808	50	Outokumpu OYJ(Æ)	998		8
Teck Resources, Ltd. Class B	867	21	Sampo Oyj Class A	3,784		189
TELUS Corp.	763	27	Stora Enso OYJ Class R	4,442		40
Tim Hortons, Inc.	540	30	UPM-Kymmene OYJ	3,439		56
TMX Group, Ltd.	143	8	Wartsila OYJ Abp Class B	410		21
Toronto Dominion Bank	7,306	382				726
Tourmaline Oil Corp.(Æ)	680	32
TransAlta Corp.	1,160	13	France - 9.2%
TransCanada Corp.	5,135	258	Accor SA	833		40
Trican Well Service, Ltd.	582	8	Aeroports de Paris	247		34
Valeant Pharmaceuticals International,			Air France-KLM(Æ)	1,171		13
Inc.(Æ)	813	95	Air Liquide SA Class A	947		121
Veresen, Inc.	872	15	Alcatel-Lucent - ADR(Æ)	12,071		42
Vermilion Energy, Inc.	223	15	Alstom SA(Æ)	621		22
West Fraser Timber Co., Ltd.	155	7	Arkema SA	344		32
Yamana Gold, Inc.	3,437	29	AtoS	273		21
		6,066	AXA SA	8,287		190
			BioMerieux	76		8
Cayman Islands - 0.1%			BNP Paribas SA	4,214		278
MGM China Holdings, Ltd.	2,000	7	Bollore SA	50		31
Sands China, Ltd.	4,800	36	Bourbon	295		8
Wynn Macau, Ltd.	3,600	15	Bouygues SA - ADR	870		34
		58	Bureau Veritas SA	1,024		26
			Capital Gemini SA	1,045		76
Denmark - 1.5%			Carrefour SA	2,505		87
AP Moeller - Maersk A/S Class A	27	60	Casino Guichard Perrachon SA(Æ)	371		45
AP Moeller - Maersk A/S Class B	46	107	Christian Dior SA	228		40
Carlsberg A/S Class B	1,315	126	Cie de St.-Gobain	2,616		127
Christian Hansen Holding A/S	194	8	Cie Generale de Geophysique
Coloplast A/S Class B	413	35	- Veritas(Æ)	918		10
Danske Bank A/S	4,611	133	CNP Assurances	1,143		22
DSV A/S	521	16	Credit Agricole SA	7,210		98
FLSmidth & Co. A/S	138	7	Danone SA	2,435		176
GN Store Nord A/S	410	10	Dassault Systemes SA	597		40
H Lundbeck A/S	393	9	Edenred	1,088		34
Jyske Bank A/S(Æ)	455	26	Eiffage SA	175		11
Novo Nordisk A/S Class B	7,843	363	Electricite de France SA	1,021		33
Novozymes A/S Class B	1,092	54	Eramet(Æ)	80		10
Pandora A/S	387	26	Essilor International SA	732		71
Rockwool International A/S Class B	77	13	Etablissements Maurel et Prom(Æ)	484		7
TDC A/S	5,865	59	Euler Hermes Group	115		13
Topdanmark A/S(Æ)	412	13	Eurazeo	278		21
Tryg A/S	286	17	Eutelsat Communications SA	1,719		38
Vestas Wind Systems A/S(Æ)	872	39	Faurecia	264		9
William Demant Holding A/S(Æ)	110	10	Financiere de L'Odet	490		7
		1,131	Fonciere Des Regions(ö)	349		35
			GDF Suez	6,926		177
Finland - 1.0%			Gecina SA(ö)	182		26
Cargotec Oyj Class B	312	11	Groupe Eurotunnel SA	4,049		54
Elisa OYJ Class A	599	17	Havas SA	1,581		12
Fortum OYJ	4,168	108	Icad, Inc.(ö)	231		22
Kesko OYJ Class A	340	12	Iliad SA	113		31
Kesko OYJ Class B	709	27	Imerys SA	106		8
Kone OYJ Class B	1,100	46	Ingenico	143		15
Metso OYJ	667	26	JC Decaux SA	7,850		49
Neste Oil OYJ	510	9	Kering	480		102
Nokia OYJ	13,757	110

See accompanying notes which are an integral part of this quarterly report.
88 Select International Equity Fund

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Klepierre - GDR(ö)	536	25	Continental AG	412	89
Lafarge SA	1,215	95	Daimler AG	4,110	341
Legrand SA - ADR	1,171	65	Deutsche Annington Immobilien SE	367	11
L'Oreal SA	957	162	Deutsche Bank AG	5,233	161
LVMH Moet Hennessy Louis Vuitton			Deutsche Boerse AG	600	44
SA - ADR	1,014	174	Deutsche Lufthansa AG	631	11
Mercialys SA(ö)	375	9	Deutsche Post AG	2,730	88
Metropole Television SA	388	7	Deutsche Postbank AG	349	17
Natixis	7,255	47	Deutsche Telekom AG	13,989	227
Neopost SA(Æ)	194	14	Deutsche Wohnen AG	1,709	37
Numericable Group SA(Æ)	128	7	E.ON SE	7,234	137
Orange SA - ADR	9,858	154	Fielmann AG	87	11
Orpea	377	25	Fraport AG Frankfurt Airport Services
Pernod Ricard SA	2,010	225	Worldwide	306	20
Peugeot SA(Æ)	2,420	36	Freenet AG	963	26
Plastic Omnium SA	266	7	Fresenius Medical Care AG & Co. KGaA	978	68
Publicis Groupe SA - ADR(Æ)	635	46	Fresenius SE & Co. KGaA	434	65
Remy Cointreau SA	86	7	GEA Group AG	712	32
Renault SA	846	70	Hannover Rueck SE	440	38
Rexel SA Class H	1,135	22	HeidelbergCement AG	703	52
Safran SA	768	45	Henkel AG & Co. KGaA	503	48
Sanofi - ADR	8,375	879	Hochtief AG	120	10
Schneider Electric SE(Æ)	1,588	134	Hugo Boss AG	84	12
SCOR SE - ADR	1,360	44	Infineon Technologies AG - ADR	5,265	58
SEB SA	155	13	K+S AG	885	27
Societe BIC SA	123	17	Kabel Deutschland Holding AG(Æ)	171	24
Societe Fonciere Lyonnaise SA(ö)	239	12	Lanxess AG	410	19
Societe Generale SA	3,518	176	LEG Immobilien AG	295	21
Societe Television Francaise 1	780	11	Linde AG	689	141
Sodexo	362	36	MAN SE	155	18
Suez Environnement Co.	2,240	42	Merck KGaA	729	65
Technip SA	234	22	Metro AG(Æ)	604	22
Teleperformance - GDR	369	26	MTU Aero Engines AG	183	16
Thales SA	325	18	Muenchener Rueckversicherungs AG	1,105	235
Total SA	13,883	897	OSRAM Licht AG(Æ)	227	9
Unibail-Rodamco SE(ö)	685	184	ProSiebenSat.1 Media AG	614	26
Valeo SA	339	40	Puma AG Rudolf Dassler Sport	27	7
Vallourec SA	888	68	Rheinmetall AG	115	7
Veolia Environnement SA(Æ)	1,839	33	Rhoen Klinikum AG	945	29
Vicat	219	17	RWE AG	1,211	49
Vinci SA	3,657	252	SAP SE - ADR	3,268	258
Vivendi SA - ADR(Æ)	7,067	177	Siemens AG	2,744	339
Wendel SA	118	15	Sky Deutschland AG(Æ)	1,131	10
Zodiac Aerospace	447	14	Software AG	279	7
		6,775	Stada Arzneimittel AG	168	7
			Suedzucker AG	392	7
Germany - 6.2%			Symrise AG	497	26
adidas AG	783	62	Talanx AG	202	7
Allianz SE	2,173	364	Telefonica Deutschland Holdings(Æ)	1,758	14
Aurubis AG	143	7	ThyssenKrupp AG - ADR(Æ)	1,394	40
Axel Springer SE Class A	164	9	TUI AG	782	11
BASF SE	2,509	261	United Internet AG	480	19
Bayer AG	2,706	359	Volkswagen AG	83	19
Bayerische Motoren Werke AG	1,196	143	Wacker Chemie AG	105	12
Beiersdorf AG(Æ)	476	43	Wirecard AG	673	25
Bilfinger SE	314	26			4,538
Brenntag AG	183	29
Celesio AG	504	17
Commerzbank AG(Æ)	6,833	99

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 89

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Guernsey - 0.1%			Bank Leumi Le-Israel BM(Æ)	7,378	29
Resolution, Ltd.(Æ)	7,390	41	Bezeq The Israeli Telecommunication
			Corp., Ltd.	7,936	15
Hong Kong - 1.5%			Check Point Software Technologies, Ltd.
AIA Group, Ltd.	6,000	32	(Æ)	322	22
Bank of East Asia, Ltd.	6,400	27	Delek Group, Ltd.	18	7
Champion REIT(Æ)(ö)	27,000	13	Israel Chemicals, Ltd.	1,041	8
Cheung Kong Holdings, Ltd.	8,000	154	Mizrahi Tefahot Bank, Ltd.	1,256	16
China South City Holdings, Ltd.	18,000	9	NICE Systems, Ltd.	356	14
CLP Holdings, Ltd.	4,000	33	Taro Pharmaceutical Industries, Ltd.(Æ)	49	7
Galaxy Entertainment Group, Ltd.	4,000	34	Teva Pharmaceutical Industries, Ltd.	4,259	228
Hang Lung Group, Ltd.	4,000	21			407
Hang Lung Properties, Ltd. - ADR	8,000	25
Hang Seng Bank, Ltd.	3,000	51	Italy - 2.5%
Henderson Land Development Co., Ltd.	7,000	45	A2A SpA	10,109	12
Hong Kong & China Gas Co., Ltd.	3,000	7	Assicurazioni Generali SpA	5,032	105
Hong Kong Exchanges and Clearing,			Atlantia SpA	2,072	55
Ltd.	1,000	22	Autogrill SpA(Æ)	815	7
Hongkong & Shanghai Hotels (The)	6,000	9	Azimut Holding SpA	369	9
Hopewell Holdings, Ltd.	5,500	19	Banca Popolare dell'Emilia Romagna
Hutchison Whampoa, Ltd.	7,000	95	SC(Æ)	2,730	23
Hysan Development Co., Ltd.	5,000	24	Banca Popolare di Milano Scarl(Æ)	32,262	28
Link REIT (The)(ö)	18,000	101	Banco Popolare SC(Æ)	2,115	33
MTR Corp., Ltd.	10,000	39	Buzzi Unicem SpA	572	9
New World Development Co., Ltd.	6,000	8	Credito Emiliano SpA	1,030	9
PCCW, Ltd.	16,000	10	Davide Campari-Milano SpA	1,476	12
Power Assets Holdings, Ltd.	5,500	49	De Longhi SPA(Æ)	332	7
Sino Land Co., Ltd.	12,000	21	Enel Green Power SpA	10,879	30
SJM Holdings, Ltd.	3,000	8	Enel SpA	20,766	118
Sun Hung Kai Properties, Ltd.	5,000	76	ENI SpA - ADR	15,390	390
Swire Pacific, Ltd. Class A	5,000	64	Exor SpA	674	26
Swire Pacific, Ltd. Class B	5,000	12	Fiat SpA(Æ)	5,696	55
Swire Properties, Ltd.	6,000	20	Finmeccanica SpA(Æ)	2,836	26
Techtronic Industries Co.	4,000	12	GTECH SpA	580	14
Wharf Holdings, Ltd.	6,000	48	Hera SpA	6,549	18
		1,088	Intesa Sanpaolo RSP	3,930	11
			Intesa Sanpaolo SpA	70,865	210
Ireland - 0.6%			Luxottica Group SpA	562	31
Bank of Ireland(Æ)	178,631	63	Mediaset SpA(Æ)	4,253	17
CRH PLC	4,173	99	Mediobanca SpA	4,102	36
DCC PLC	200	11	Mediolanum SpA	913	7
Glanbia PLC	972	15	Moncler SpA	462	7
ICON PLC(Æ)	142	7	Parmalat SpA	4,988	16
James Hardie Industries PLC	1,607	20	Pirelli & C. SpA - ADR	812	12
Kerry Group PLC Class A	824	61	Prada SpA	1,400	10
Paddy Power PLC	120	8	Prysmian SpA	518	11
Seagate Technology PLC	935	55	Recordati SpA	706	14
Smurfit Kappa Group PLC	515	11	Saipem SpA - ADR(Æ)	929	22
Weatherford International(Æ)	4,275	96	Snam Rete Gas SpA	9,486	56
Willis Group Holdings PLC	570	23	Telecom Italia RSP	29,991	28
		469	Telecom Italia SpA(Æ)	51,929	60
			Terna Rete Elettrica Nazionale SpA	5,176	27
Isle of Man - 0.0%			Tod's SpA	64	7
Genting Singapore PLC	7,000	7	UniCredit SpA	25,133	196
Playtech PLC	941	10	Unione di Banche Italiane SCpA	5,996	49
		17	Unipol Gruppo Finanziario SpA	1,261	7
Israel - 0.6%			World Duty Free SpA(Æ)	599	7
Azrieli Group	430	14			1,827
Bank Hapoalim BM	8,045	47

See accompanying notes which are an integral part of this quarterly report.
90 Select International Equity Fund

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan - 17.8%			Fuji Electric Co., Ltd.	2,000		10
ABC-Mart, Inc.	200	11	Fuji Heavy Industries, Ltd.	1,600		46
Acom Co., Ltd.(Æ)	2,900	12	FUJIFILM Holdings Corp.	2,900		83
Advance Residence Investment Corp.(ö)	8	19	Fujitsu, Ltd.	8,000		62
Advantest Corp.	600	7	Fukuoka Financial Group, Inc.	5,000		26
Aeon Co., Ltd.	3,600	41	GS Yuasa Corp.	1,000		6
AEON Financial Service Co., Ltd.	300	7	GungHo Online Entertainment, Inc.	1,500		9
Aeon Mall Co., Ltd.	300	7	Gunma Bank, Ltd.	3,000		18
Air Water, Inc.	1,000	16	Hachijuni Bank, Ltd. (The)	3,000		19
Aisin Seiki Co., Ltd.	600	23	Hakuhodo DY Holdings, Inc.	1,700		18
Ajinomoto Co., Inc.	4,000	62	Hamamatsu Photonics KK	400		19
Alfresa Holdings Corp.	200	12	Hankyu Hanshin Holdings, Inc.	8,000		47
Amada Co., Ltd.	2,300	22	Hikari Tsushin, Inc.	100		7
ANA Holdings, Inc.	10,000	25	Hino Motors, Ltd.	700		10
Aozora Bank, Ltd.	8,000	27	Hirose Electric Co., Ltd.	300		42
Asahi Glass Co., Ltd.	3,000	18	Hiroshima Bank, Ltd. (The)	2,000		10
Asahi Group Holdings, Ltd.	3,100	94	Hisamitsu Pharmaceutical Co., Inc.	300		12
Asahi Kasei Corp.	7,000	55	Hitachi Capital Corp.	300		8
Asics Corp.	600	13	Hitachi Chemical Co., Ltd.	500		9
Astellas Pharma, Inc.	6,200	83	Hitachi Construction Machinery Co.,
Bandai Namco Holdings, Inc.	900	23	Ltd.	400		8
Bank of Kyoto, Ltd. (The)	2,000	18	Hitachi High-Technologies Corp.	300		8
Bank of Yokohama, Ltd. (The)	8,000	46	Hitachi, Ltd.	17,000		132
Benesse Holdings, Inc.	700	26	Hokuhoku Financial Group, Inc.	7,000		14
Bridgestone Corp.	2,700	97	Hokuriku Electric Power Co.	1,000		13
Brother Industries, Ltd.	1,200	22	Honda Motor Co., Ltd.	5,800		201
Calbee, Inc.	600	18	Hoshizaki Electric Co., Ltd.	300		15
Canon, Inc.	7,300	239	Hoya Corp.	1,700		55
Casio Computer Co., Ltd.	1,000	17	Hulic Co., Ltd.	700		8
Central Japan Railway Co.	700	100	Ibiden Co., Ltd.	900		18
Century Tokyo Leasing Corp.	200	6	Idemitsu Kosan Co., Ltd.	700		14
Chiba Bank, Ltd. (The)	5,000	36	IHI Corp.	5,000		23
Chiyoda Corp.	1,000	12	Inpex Corp.	11,246		125
Chubu Electric Power Co., Inc.(Æ)	1,700	20	Isetan Mitsukoshi Holdings, Ltd.	2,100		26
Chugai Pharmaceutical Co., Ltd.	900	30	Isuzu Motors, Ltd.	4,000		28
Chugoku Bank, Ltd. (The)	1,600	25	ITOCHU Corp.	5,000		64
Chugoku Electric Power Co., Inc. (The)	700	9	Itochu Techno-Solutions Corp.	200		9
Citizen Holdings Co., Ltd.	2,300	19	Iyo Bank, Ltd. (The)	2,200		22
Credit Saison Co., Ltd.	800	16	J Front Retailing Co., Ltd.	3,000		20
Dai Nippon Printing Co., Ltd.	4,000	41	Japan Display, Inc.(Æ)	2,247		18
Daicel Chemical Industries, Ltd.	2,000	20	Japan Exchange Group, Inc.	600		14
Daihatsu Motor Co., Ltd.	600	11	Japan Petroleum Exploration Co.	200		8
Dai-ichi Life Insurance Co., Ltd. (The)	2,200	31	Japan Real Estate Investment Corp.(ö)	8		45
Daiichi Sankyo Co., Ltd.	4,400	81	Japan Retail Fund Investment Corp.
Daikin Industries, Ltd.	800	55	Class A(ö)	15		33
Daito Trust Construction Co., Ltd.	300	36	Japan Tobacco, Inc.	5,000		174
Daiwa House Industry Co., Ltd.	2,000	41	JFE Holdings, Inc.	2,200		47
Daiwa Securities Group, Inc.	8,000	67	JGC Corp.	1,000		30
Dena Co., Ltd.	500	7	Joyo Bank, Ltd. (The)	5,000		27
Denso Corp.	1,800	83	JSR Corp.	600		10
Dentsu, Inc.	1,000	40	JTEKT Corp.	1,100		19
Disco Corp.	100	7	JX Holdings, Inc.	13,900		72
Don Quijote Co., Ltd.	200	11	Kajima Corp.	4,000		19
East Japan Railway Co.	1,300	105	Kakaku.com, Inc.	500		9
Eisai Co., Ltd.	1,100	47	Kamigumi Co., Ltd.	3,000		29
Electric Power Development Co., Ltd.	958	29	Kaneka Corp.	2,000		12
FamilyMart Co., Ltd.	500	23	Kansai Electric Power Co., Inc. (The)	1,800		16
FANUC Corp.	600	104	Kansai Paint Co., Ltd.	1,000		17
Fast Retailing Co., Ltd.	200	67	Kao Corp.	2,500		103

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 91

Russell Investment Company Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Kawasaki Heavy Industries, Ltd.	6,000		23	NGK Insulators, Ltd.	1,000		24
KDDI Corp.	2,700		156	NGK Spark Plug Co., Ltd.	1,000		30
Keihan Electric Railway Co., Ltd.	4,000		17	NH Foods, Ltd.	1,000		21
Keikyu Corp.	2,000		18	NHK Spring Co., Ltd.(Æ)	700		7
Keio Corp.	3,000		24	Nidec Corp.	600		39
Keisei Electric Railway Co., Ltd.	1,000		10	Nikon Corp.	1,100		17
Keyence Corp.	200		87	Nintendo Co., Ltd.	600		67
Kikkoman Corp.	1,000		22	Nippon Building Fund, Inc.(ö)	9		51
Kintetsu Corp.	7,000		26	Nippon Electric Glass Co., Ltd.	3,000		17
Kirin Holdings Co., Ltd.	4,700		66	Nippon Express Co., Ltd.	7,000		34
Kobayashi Pharmaceutical Co., Ltd.	200		13	Nippon Paint Co., Ltd.	1,000		23
Kobe Steel, Ltd.	16,000		26	Nippon Prologis REIT, Inc.(ö)	6		14
Koito Manufacturing Co., Ltd.	500		14	Nippon Shokubai Co., Ltd.	1,000		13
Komatsu, Ltd.	2,500		55	Nippon Steel & Sumitomo Metal Corp.	27,000		82
Konami Corp.	800		19	Nippon Telegraph & Telephone Corp.	3,600		239
Konica Minolta, Inc.	2,700		29	Nippon Yusen KK	5,000		14
Kubota Corp.	3,000		40	Nissan Motor Co., Ltd.	7,700		76
Kuraray Co., Ltd.	3,000		39	Nisshin Seifun Group, Inc.	2,700		32
Kurita Water Industries, Ltd.	1,000		23	Nissin Foods Holdings Co., Ltd.	800		44
Kyocera Corp.	2,000		97	Nitori Holdings Co., Ltd.	600		34
Kyowa Hakko Kirin Co., Ltd.	3,000		41	Nitto Denko Corp.	400		18
Kyushu Electric Power Co., Inc.(Æ)	1,000		11	NKSJ Holdings, Inc.	1,336		47
Lawson, Inc.	400		30	NOK Corp.	700		14
LIXIL Group Corp.	1,800		44	Nomura Holdings, Inc.	15,700		99
M3, Inc.	700		11	Nomura Real Estate Holdings, Inc.	700		13
Mabuchi Motor Co., Ltd.	200		16	Nomura Research Institute, Ltd.	400		13
Makita Corp.	400		24	NSK, Ltd.	2,000		29
Marubeni Corp.	8,000		56	NTT Data Corp.	500		19
Marui Group Co., Ltd.	2,000		20	NTT DOCOMO, Inc.	11,800		208
Mazda Motor Corp.	1,600		39	Obayashi Corp.	5,000		37
McDonald's Holdings Co. Japan, Ltd.	2,261		23	Obic Co., Ltd.	400		14
Medipal Holdings Corp.	1,100		14	Odakyu Electric Railway Co., Ltd.	2,000		20
MEIJI Holdings Co., Ltd.	300		22	OJI Paper Co., Ltd.	4,000		16
Minebea Co., Ltd.	1,000		12	Olympus Corp.(Æ)	600		22
Mitsubishi Chemical Holdings Corp.	6,500		29	Omron Corp.	600		27
Mitsubishi Corp.	8,600		181	Ono Pharmaceutical Co., Ltd.	500		42
Mitsubishi Electric Corp.	6,000		79	Oracle Corp. Japan	200		9
Mitsubishi Estate Co., Ltd.	3,000		74	Oriental Land Co., Ltd.	300		56
Mitsubishi Gas Chemical Co., Inc.	2,000		13	ORIX Corp.	6,100		99
Mitsubishi Heavy Industries, Ltd.	12,000		79	Osaka Gas Co., Ltd.	13,000		54
Mitsubishi Logistics Corp.	1,000		15	Otsuka Corp.	200		9
Mitsubishi Materials Corp.	6,000		22	Otsuka Holdings Co., Ltd.	2,700		86
Mitsubishi Motors Corp.	2,400		28	Panasonic Corp.	7,600		92
Mitsubishi Tanabe Pharma Corp.	2,400		35	Park24 Co., Ltd.	500		9
Mitsubishi UFJ Financial Group, Inc.	50,600		301	Rakuten, Inc.	2,300		31
Mitsubishi UFJ Lease & Finance Co.,				Renesas Electronics Corp.(Æ)	900		7
Ltd.	1,300		7	Resona Holdings, Inc.	13,300		73
Mitsui & Co., Ltd.	6,900		111	Ricoh Co., Ltd.	4,200		48
Mitsui Chemicals, Inc.(Æ)	4,000		11	Rinnai Corp.	200		18
Mitsui Fudosan Co., Ltd.	2,000		66	Rohm Co., Ltd.	800		46
Mitsui OSK Lines, Ltd.	3,000		11	Sankyo Co., Ltd.	500		20
Mizuho Financial Group, Inc.	100,700		196	Sanrio Co., Ltd.	200		6
MS&AD Insurance Group Holdings, Inc.	1,300		30	Santen Pharmaceutical Co., Ltd.	300		18
Murata Manufacturing Co., Ltd.	800		77	SBI Holdings, Inc.	1,100		13
Nabtesco Corp.	300		7	Secom Co., Ltd.	1,500		92
Nagoya Railroad Co., Ltd.	7,000		29	Sega Sammy Holdings, Inc.	4,117		41
Nankai Electric Railway Co., Ltd.	5,000		24	Seiko Epson Corp.	700		29
NEC Corp.	12,000		47	Sekisui Chemical Co., Ltd.	1,000		12
Nexon Co., Ltd.	1,400		14	Sekisui House, Ltd.	4,100		54

See accompanying notes which are an integral part of this quarterly report.

92 Select International Equity Fund

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Seven & I Holdings Co., Ltd.	5,200		217	Tokyu Fudosan Holdings Corp.	2,600	20
Seven Bank Ltd	2,400		10	TonenGeneral Sekiyu KK	1,000	9
Sharp Corp.(Æ)	4,000		13	Toppan Printing Co., Ltd.	4,000	31
Shikoku Electric Power Co., Inc.	800		11	Toray Industries, Inc.	6,808	53
Shimadzu Corp.	1,000		10	Toshiba Corp.	11,000	49
Shimamura Co., Ltd.	200		20	TOTO, Ltd.	1,000	13
Shimano, Inc.	300		35	Toyo Seikan Group Holdings, Ltd.	1,000	16
Shimizu Corp.	5,000		39	Toyo Suisan Kaisha, Ltd.	1,000	30
Shin-Etsu Chemical Co., Ltd.	2,200		140	Toyoda Gosei Co., Ltd.	400	8
Shinsei Bank, Ltd.	10,000		21	Toyota Industries Corp.	1,200	59
Shionogi & Co., Ltd.	1,300		28	Toyota Motor Corp.	11,500	681
Shiseido Co., Ltd.	2,600		51	Toyota Tsusho Corp.	900	25
Shizuoka Bank, Ltd. (The)	3,000		33	Trend Micro, Inc.	400	14
Showa Shell Sekiyu KK	800		9	Unicharm Corp.	700	43
SMC Corp.	300		83	United Urban Investment Corp.(ö)	21	34
SoftBank Corp.	3,300		234	USS Co., Ltd.	1,600	28
Sojitz Corp.	6,200		10	West Japan Railway Co.	1,000	45
Sony Corp.	3,600		66	Yahoo! Japan Corp.	3,900	18
Sony Financial Holdings, Inc.	400		7	Yakult Honsha Co., Ltd.	500	27
Stanley Electric Co., Ltd.	800		21	Yamada Denki Co., Ltd.	3,000	11
Sumitomo Chemical Co., Ltd.	5,000		19	Yamaguchi Financial Group, Inc.	1,000	10
Sumitomo Corp.	7,100		93	Yamaha Corp.	700	11
Sumitomo Dainippon Pharma Co., Ltd.	900		11	Yamaha Motor Co., Ltd.	1,300	22
Sumitomo Electric Industries, Ltd.	3,800		56	Yamato Holdings Co., Ltd.	2,100	43
Sumitomo Heavy Industries, Ltd.	2,000		10	Yamazaki Baking Co., Ltd.	2,000	25
Sumitomo Metal Mining Co., Ltd.	3,000		50	Yaskawa Electric Corp.	700	9
Sumitomo Mitsui Financial Group, Inc.	5,400		209	Yokogawa Electric Corp.	700	9
Sumitomo Mitsui Trust Holdings, Inc.	16,000		70	Yokohama Rubber Co., Ltd. (The)	1,000	9
Sumitomo Realty & Development Co.,						13,160
Ltd.	1,000		41
Sumitomo Rubber Industries, Ltd.	600		9	Jersey - 0.8%
Suruga Bank Ltd.	1,000		20	Delphi Automotive PLC	1,079	72
Suzuken Co., Ltd.	500		16	Experian PLC	3,217	55
Suzuki Motor Corp.	1,500		50	Genel Energy PLC(Æ)	926	16
Sysmex Corp.	600		23	Glencore Xstrata PLC	36,526	221
T&D Holdings, Inc.	1,600		20	Henderson Group PLC	6,673	27
Taiheiyo Cement Corp.	3,000		12	Petrofac, Ltd.	380	7
Taisei Corp.	5,000		28	Polyus Gold International, Ltd.(Æ)	3,409	11
Taisho Pharmaceutical Holdings Co.,				Randgold Resources, Ltd.	283	24
Ltd.	300		22	United Business Media, Ltd.	1,118	12
Taiyo Nippon Sanso Corp.	1,000		9	Wolseley PLC - ADR	641	34
Takashimaya Co., Ltd.	2,000		18	WPP PLC	3,958	79
Takeda Pharmaceutical Co., Ltd.	4,800		219			558
TDK Corp.	900		43
Teijin, Ltd.	3,000		7	Luxembourg - 0.3%
Terumo Corp.	800		18	ArcelorMittal	3,012	44
THK Co., Ltd.	700		17	Eurofins Scientific SE	23	7
Tobu Railway Co., Ltd.	5,000		26	GAGFAH SA(Æ)	887	16
Toho Co., Ltd.	1,200		29	Millicom International Cellular SA	194	17
Toho Gas Co., Ltd.	3,074		26	Pacific Drilling SA(Æ)	734	7
Tohoku Electric Power Co., Inc.	1,200		13	RTL Group SA	122	12
Tokio Marine Holdings, Inc.	2,300		72	Samsonite International SA	3,900	12
Tokyo Broadcasting System Holdings,				SES SA	1,356	50
Inc.	700		8	Subsea 7 SA	466	8
Tokyo Electric Power Co., Inc.(Æ)	3,300		13	Tenaris SA	2,776	59
Tokyo Electron, Ltd.	700		45	Ternium SA - ADR	309	8
Tokyo Gas Co., Ltd.	15,000		86			240
Tokyo Tatemono Co., Ltd.	2,000		17
Tokyu Corp.	4,000		29

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 93

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Mauritius - 0.0%				TE Connectivity, Ltd.	2,835	65
Golden Agri-Resources, Ltd.	16,000		7	TGS Nopec Geophysical Co. ASA - ADR	250	7
				TGS Nopec Geophysical Co. ASA	251	7
Netherlands - 2.4%				Yara International ASA	835	38
Aalberts Industries NV	373		11			649
Aegon NV	12,810		82
AerCap Holdings NV(Æ)	1,145		50	Portugal - 0.2%
Airbus Group NV	1,280		74	Banco Comercial Portugues SA Class
Akzo Nobel NV	501		36	R(Æ)	128,019	18
ASML Holding NV	909		86	Banco Espirito Santo SA Class C(Æ)	22,842	6
CNH Industrial NV	1,965		25	Energias de Portugal SA	11,961	57
Constellium NV Class A(Æ)	317		9	Galp Energia SGPS SA Class B	1,476	26
Core Laboratories	93		14	Jeronimo Martins SGPS SA	943	12
Corio NV(ö)	557		30	Portucel Empresa Produtora de Pasta e
Delta Lloyd NV	524		12	Papel SA - ADR	3,135	14
Fugro NV	289		11	Portugal Telecom SGPS SA	3,168	7
Gemalto NV	256		25	Sonae	7,622	11
Heineken Holding NV	554		35	Zon Multimedia Servicos de
Heineken NV	7,072		77	Telecomunicacoes e Multimedia SGPS
ING Groep NV(Æ)	17,639		219	SA(Æ)	1,430	9
Koninklijke Ahold NV(Æ)	5,884		103			160
Koninklijke Boskalis Westminster NV	344		18
Koninklijke DSM NV(Æ)	1,078		75	Singapore - 1.5%
Koninklijke KPN NV(Æ)	14,512		46	Ascendas Real Estate Investment
Koninklijke Philips NV	4,055		125	Trust(Æ)(ö)	18,000	34
Koninklijke Vopak NV	156		7	CapitaCommercial Trust(Æ)(ö)	20,000	27
Nutreco NV	592		25	CapitaLand, Ltd.	14,000	39
NXP Semiconductor NV(Æ)	1,005		63	CapitaMall Trust Class A(Æ)(ö)	18,000	28
OCI(Æ)	185		7	City Developments, Ltd.	4,000	34
Randstad Holding NV(Æ)	283		14	ComfortDelGro Corp., Ltd.	7,000	14
Reed Elsevier NV(Æ)	3,132		70	DBS Group Holdings, Ltd.	9,000	131
SBM Offshore NV(Æ)	524		7	First Resources, Ltd.(Æ)	4,000	7
Sensata Technologies Holding NV(Æ)	488		23	Flextronics International, Ltd.(Æ)	1,639	17
STMicroelectronics NV	2,175		18	Fraser and Neave, Ltd.	3,000	7
TNT Express NV	1,297		10	Global Logistic Properties, Ltd.	17,000	38
Unilever NV	6,396		264	Great Eastern Holdings, Ltd.	1,000	18
Wolters Kluwer NV	1,767		49	Hutchison Port Holdings Trust Class U	29,000	22
X5 Retail Group NV - GDR(Æ)	659		13	Keppel Corp., Ltd. - ADR	7,000	61
Yandex NV Class A(Æ)	563		17	Keppel Land, Ltd.	5,000	15
Ziggo NV(Æ)	651		29	Keppel REIT Management, Ltd.(ö)	14,000	14
		1,779		Olam International, Ltd.	6,289	34
				Oversea-Chinese Banking Corp., Ltd.	13,000	104
New Zealand - 0.1%				SATS, Ltd.	3,000	7
Auckland International Airport, Ltd.(Æ)	4,282		14	Sembcorp Industries, Ltd.	5,000	22
Contact Energy, Ltd.	3,608		17	SIA Engineering Co., Ltd.	2,000	7
Fletcher Building, Ltd.	3,585		28	Singapore Airlines, Ltd.	5,000	41
Telecom Corp. of New Zealand, Ltd.	10,524		25	Singapore Exchange, Ltd.	1,000	6
			84	Singapore Press Holdings, Ltd.	10,800	63
				Singapore Technologies Engineering,
Norway - 0.9%				Ltd.	4,000	12
Aker Solutions ASA	480		7	Singapore Telecommunications, Ltd.	18,000	59
DNB ASA	6,661		119	StarHub, Ltd.	3,465	27
DNO International ASA(Æ)	2,086		7	Suntec Real Estate Investment Trust(ö)	17,000	24
Gjensidige Forsikring ASA	1,756		34	United Industrial Corp., Ltd.	4,000	11
Marine Harvest ASA	1,047		14	United Overseas Bank, Ltd.	7,000	136
Norsk Hydro ASA	8,135		48	UOL Group, Ltd.	4,000	21
Orkla ASA	8,067		73	Wilmar International, Ltd.	9,000	24
Petroleum Geo-Services ASA	1,209		10			1,104
Schibsted ASA	215		10
Statoil ASA Class N	7,338		210

See accompanying notes which are an integral part of this quarterly report.
94 Select International Equity Fund

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Spain - 3.3%			Husqvarna AB Class B	1,991	16
Abertis Infraestructuras SA	2,297	50	L E Lundbergforetagen AB	452	20
Acciona SA(Æ)	181	15	Lundin Petroleum AB(Æ)	419	8
Acerinox SA	18,910	47	Meda AB Class A	1,474	24
ACS Actividades de Construccion y			Melker Schorling AB	304	15
Servicios SA	765	33	Modern Times Group AB Class B	179	7
Amadeus IT Holding SA Class A	1,460	57	NCC AB Class B	413	13
Antena 3 de Television SA	480	7	Nibe Industrier AB Class B	319	9
Applus Services SA(Æ)	297	7	Nordea Bank AB	20,552	274
Banco Bilbao Vizcaya Argentaria SA			Ratos AB Class B	4,486	21
- ADR	23,411	290	Saab AB Class B	401	11
Banco de Sabadell SA - ADR	25,115	81	Sandvik AB	3,563	45
Banco Popular Espanol SA	6,441	39	Securitas AB Class B	2,066	24
Banco Santander SA - ADR	48,343	487	Skandinaviska Enskilda Banken AB
Bankinter SA	4,243	36	Class A	12,012	161
Bolsas y Mercados Espanoles SA	298	14	Skanska AB Class B	2,388	50
Corp. Financiera Alba SA	235	14	SKF AB Class B	1,446	34
Criteria Caixacorp SA	12,417	74	SSAB AB Class A(Æ)	938	9
Distribuidora Internacional de			SSAB AB Class B(Æ)	803	7
Alimentacion SA	2,210	18	Svenska Cellulosa AB SCA Class B	5,702	141
Ebro Foods SA	1,128	23	Svenska Cellulosa AB SCA Class A	284	7
EDP Renovaveis SA	1,525	11	Svenska Handelsbanken AB Class A	4,426	212
Enagas SA	754	25	Svenska Handelsbanken AB Class B	161	7
Endesa SA - ADR	558	21	Swedbank AB Class A	5,613	144
Ferrovial SA	1,547	32	Swedish Match AB	913	30
Gas Natural SDG SA	1,990	61	Tele2 AB Class B	3,510	43
Grifols SA	656	30	Telefonaktiebolaget LM Ericsson Class A	596	7
Grupo Catalana Occidente SA	2,408	16	Telefonaktiebolaget LM Ericsson Class B	15,015	187
Iberdrola SA	35,763	266	TeliaSonera AB	16,736	125
Inditex SA(Æ)	5,079	148	Trelleborg AB Class B	980	19
Indra Sistemas SA	526	8	Volvo AB Class B	3,693	45
International Consolidated Airlines			Volvo AB Class A - GDR	563	7
Group SA(Æ)	6,147	36			2,220
Mapfre SA	2,346	9
Mediaset Espana Comunicacion SA(Æ)	1,297	15	Switzerland - 7.7%
Obrascon Huarte Lain SA	187	7	ABB, Ltd.(Æ)	6,828	157
Prosegur Cia de Seguridad SA	1,029	7	Actelion, Ltd.(Æ)	402	48
Red Electrica Corp. SA	386	33	Adecco SA(Æ)	528	39
Repsol SA - ADR	3,800	94	Allreal Holding AG(Æ)	147	20
Sacyr Vallehermoso SA(Æ)	1,196	7	Alpiq Holding AG(Æ)	91	10
Telefonica SA - ADR	17,277	281	Aryzta AG(Æ)	671	61
		2,399	Baloise Holding AG	374	45
			Banque Cantonale Vaudoise	32	17
Sweden - 3.0%			Barry Callebaut AG(Æ)	10	12
Alfa Laval AB	1,501	34	Basellandschaftliche Kantonalbank	12	12
Assa Abloy AB Class B	1,015	50	Basler Kantonalbank	96	7
Atlas Copco AB Class B	1,479	40	Berner Kantonalbank AG	65	13
Atlas Copco AB Class A	2,610	78	Bucher Industries AG	44	13
Billerud AB	660	10	Cie Financiere Richemont SA	1,716	163
Boliden AB	660	11	Clariant AG(Æ)	1,312	25
Electrolux AB	802	20	Coca-Cola HBC AG - ADR(Æ)	662	16
Elekta AB Class B	913	11	Credit Suisse Group AG(Æ)	6,961	189
Getinge AB Class B	505	12	DKSH Holding AG	98	7
Hakon Invest AB(Æ)	606	19	Dufry AG(Æ)	66	11
Hennes & Mauritz AB Class B	3,295	135	EMS-Chemie Holding AG	38	16
Hexagon AB Class B	727	23	Flughafen Zuerich AG	43	27
Hexagon AB	584	7	Galenica AG	12	11
Hexpol AB(Æ)	122	10	GAM Holding AG(Æ)	1,019	18
Holmen AB Class B	603	20	Geberit AG	133	45
Hufvudstaden AB Class A	1,286	18

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 95

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Georg Fischer AG(Æ)	17	11	British American Tobacco PLC	7,110	417
Givaudan SA(Æ)	31	51	British Land Co. PLC (The)(ö)	10,070	119
Graubuendner Kantonalbank	8	11	British Sky Broadcasting Group PLC	3,293	49
Helvetia Holding AG	45	22	Britvic PLC	1,044	12
Holcim, Ltd.(Æ)	1,259	101	BT Group PLC	43,025	281
Julius Baer Group, Ltd.(Æ)	1,717	73	Btg PLC	1,753	18
Kuehne & Nagel International AG	10,703	34	Bunzl PLC	1,665	45
Lindt & Spruengli AG	6	88	Burberry Group PLC	982	23
Lonza Group AG(Æ)	341	38	Capita PLC	1,908	39
Luzerner Kantonalbank AG	39	15	Capital & Counties Properties PLC	7,714	43
Nestle SA	15,300	1,137	Carnival PLC	1,165	42
Novartis AG	9,462	827	Centrica PLC	10,944	65
OC Oerlikon Corp. AG(Æ)	922	12	Close Brothers Group PLC	972	21
Panalpina Welttransport Holding AG	52	7	Cobham PLC	4,451	22
Partners Group Holding AG	69	17	Compass Group PLC(Æ)	5,150	84
PSP Swiss Property AG(Æ)	401	35	Croda International PLC	516	18
Roche Holding AG	4,218	839	Daily Mail & General Trust PLC Class A	647	9
Schindler Holding AG	169	25	Derwent London PLC(ö)	1,165	52
SGS SA	22	48	Diageo PLC	9,265	279
Sika AG	299	38	Drax Group PLC	753	9
Sonova Holding AG	128	20	easyJet PLC	847	18
Straumann Holding AG	31	7	Ensco PLC Class A	1,588	80
Sulzer AG	79	10	Evraz PLC(Æ)	4,357	7
Swatch Group AG (The) Class B	115	62	Filtrona PLC	547	7
Swatch Group AG (The)	273	27	G4S PLC	4,261	18
Swiss Life Holding AG(Æ)	133	31	Galiform PLC	1,978	11
Swiss Prime Site AG Class A(Æ)	599	48	GKN PLC	6,677	38
Swiss Re AG(Æ)	1,715	146	GlaxoSmithKline PLC - ADR	14,174	342
Swisscom AG	151	84	Great Portland Estates PLC(ö)	4,685	53
Syngenta AG	251	89	Greene King PLC	2,106	29
TE Connectivity, Ltd.	1,316	81	Halma PLC	1,813	17
Transocean, Ltd.	1,680	68	Hammerson PLC(ö)	7,005	71
UBS AG(Æ)	16,520	285	Hargreaves Lansdown PLC	690	12
Zurich Insurance Group AG(Æ)	927	270	Hays PLC	4,802	10
		5,639	Hikma Pharmaceuticals PLC	490	15
			HSBC Holdings PLC	114,296	1,225
United Kingdom - 17.4%			ICAP PLC	1,172	7
3i Group PLC	6,163	39	IG Group Holdings PLC	1,415	15
Aberdeen Asset Management PLC	3,295	23	IMI PLC	905	22
Admiral Group PLC	746	18	Imperial Tobacco Group PLC	4,061	176
AMEC PLC - GDR	1,207	23	Inchcape PLC	2,823	30
Amlin PLC	4,313	33	Inmarsat PLC	1,982	24
Anglo American PLC	4,084	109	Intercontinental Hotels Group PLC(Æ)	2,126	86
Antofagasta PLC	1,112	15	Intermediate Capital Group PLC	2,246	15
ARM Holdings PLC	3,351	48	Intertek Group PLC	458	20
Ashtead Group PLC	1,752	26	Intu Properties PLC Class H(ö)	6,724	37
Associated British Foods PLC	1,531	72	Investec PLC	2,255	20
AstraZeneca PLC - ADR(Æ)	4,339	316	ITV PLC	12,819	45
Aviva PLC	9,347	79	J Sainsbury PLC	9,443	60
Babcock International Group PLC	1,611	30	Jardine Lloyd Thompson Group PLC	532	9
BAE Systems PLC	10,140	73	Jazztel PLC(Æ)	863	12
Balfour Beatty PLC	1,673	7	John Wood Group PLC	564	7
Barclays PLC	40,373	153	Johnson Matthey PLC	288	14
Barratt Developments PLC	5,704	33	Kingfisher PLC	13,076	66
Berkeley Group Holdings PLC	6,041	54	Ladbrokes PLC Class A(Æ)	3,196	7
BG Group PLC	13,642	269	Land Securities Group PLC(ö)	7,666	134
BHP Billiton PLC	5,454	186	Legal & General Group PLC	16,873	67
Booker Group PLC	4,379	9	Liberty Global PLC(Æ)	1,267	51
BP PLC	100,638	823	Lloyds Banking Group PLC(Æ)	128,596	160

See accompanying notes which are an integral part of this quarterly report.
96 Select International Equity Fund

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
London Stock Exchange Group PLC	1,434	47		Vodafone Group PLC	144,602	482
Man Group PLC	10,946	22		Weir Group PLC (The)	716	31
Marks & Spencer Group PLC	4,078	29		Whitbread PLC	621	45
Meggitt PLC	7,101	61		William Hill PLC	2,012	12
Millennium & Copthorne Hotels PLC	2,081	21		WM Morrison Supermarkets PLC	8,252	23
Mondi PLC	2,299	40				12,874
National Grid PLC	16,408	236
Next PLC	534	61		United States - 0.1%
Noble Corp. PLC	1,292	41		AdStar, Inc.(Æ)	160	7
Ocado Group PLC(Æ)	1,234	7		Autoliv, Inc.	406	40
Old Mutual PLC	15,549	51		Dream Office Real Estate Investment
Ophir Energy PLC Class W(Æ)	2,979	11		Trust(Æ)	568	15
Pearson PLC	6,753	130		GateHouse Media, Inc. Class A(Æ)	571	24
Pennon Group PLC	2,144	29		Lululemon Athletica, Inc.(Æ)	256	10
Persimmon PLC Class A(Æ)	1,795	38		Talk America Holdings, Inc.(Æ)	2,152	11
Premier Oil PLC	2,593	14				107
Provident Financial PLC	422	15
Prudential PLC	6,072	140		Total Common Stocks
Reckitt Benckiser Group PLC	2,178	192		(cost $70,613)		70,237
Reed Elsevier PLC	4,349	70		Investments in Other Funds - 0.0%
				ETRACS CMCI Long Platinum Total
Rentokil Initial PLC	6,961	22			1,197	7
				Return ETN Fund
Rexam PLC(Æ)	6,595	56		Total Investments in Other Funds
Rightmove PLC	224	9
Rio Tinto PLC(Æ)	4,117	235		(cost $7)		7
				Preferred Stocks - 0.5%
Rolls-Royce Holdings PLC(Æ)	3,677	64		Germany - 0.5%
Rotork PLC	342	16		Bayerische Motoren Werke AG	364	35
Royal Bank of Scotland Group PLC(Æ)	7,150	43		Fuchs Petrolub AG	172	7
Royal Dutch Shell PLC Class B	14,965	646		Henkel AG & Co. KGaA	759	85
Royal Dutch Shell PLC Class A	25,146	1,036		Porsche Automobil Holding SE	1,008	94
Royal Mail PLC	3,647	26		Volkswagen AG	458	106
RSA Insurance Group PLC(Æ)	2,090	16				327
SABMiller PLC - ADR	5,605	306
Sage Group PLC (The)	4,670	29	Italy	- 0.0%
Schroders PLC	615	25		Unipol Gruppo Finanziario SpA	1,370	7
Scottish & Southern Energy PLC	2,342	57
Segro PLC(ö)	4,390	26	Japan	- 0.0%
Serco Group PLC	1,225	7		Shinkin Central Bank	8	16
Severn Trent PLC Class H	827	27		Terumo Corp.	60	8
Shaftesbury PLC(ö)	2,919	33				24
Shire PLC - ADR(Æ)	1,886	155
Smith & Nephew PLC	3,038	52		Total Preferred Stocks
Smiths Group PLC	1,353	29		(cost $358)		358
Spectris PLC	292	9		Warrants & Rights - 0.0%
Spirax-Sarco Engineering PLC	300	14		United Kingdom - 0.0%
St. James's Place PLC	1,317	16		DS Smith PLC Class F(Æ)
Stagecoach Group PLC	2,450	15		2014 Rights	5,926	26

Standard Chartered PLC	10,726	223		Total Warrants & Rights
Standard Life PLC	5,657	41
				(cost $26)		26
Tate & Lyle PLC	1,935	20		Total Investments 95.9%
Taylor Wimpey PLC	18,887	35
Telecity Group PLC	871	12		(identified cost $71,004)		70,628
Tesco PLC	52,683	228		Other Assets and Liabilities, Net
Thomas Cook Group PLC(Æ)	3,469	7		- 4.1%		3,037
Travis Perkins PLC	1,377	39		Net Assets - 100.0%		73,665
TUI Travel PLC	1,159	7
Tullow Oil PLC	3,639	45
Unilever PLC	4,443	192
United Utilities Group PLC	5,189	78
Vedanta Resources PLC	467	8

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 97

Russell Investment Company

Select International Equity Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
Counterparty			Sold		Bought	Settlement Date	$
Bank of New York		USD	246	CAD	268	08/06/14	—
State Street		USD	4,797	AUD	5,162	08/06/14	—
State Street		USD	5,805	CAD	6,330	08/06/14	1
State Street		USD	5,546	CHF	5,040	08/06/14	—
State Street		USD	1,135	DKK	6,322	08/05/14	—
State Street		USD	4,889	EUR	3,651	08/04/14	—
State Street		USD	16,211	EUR	12,107	08/05/14	—
State Street		USD	12,510	GBP	7,410	08/05/14	—
State Street		USD	1,254	HKD	9,717	08/04/14	—
State Street		USD	381	ILS	1,305	08/04/14	—
State Street		USD	13,232	JPY	1,361,055	08/05/14	—
State Street		USD	662	NOK	4,162	08/05/14	—
State Street		USD	113	NZD	133	08/05/14	—
State Street		USD	2,252	SEK	15,533	08/05/14	—
State Street		USD	1,021	SGD	1,274	08/05/14	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							1

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Common Stocks
Australia		$4,732		$—		$—	$4,732
Austria		193		—		—	193
Belgium		995		—		—	995
Bermuda		194		—		—	194
Canada		6,066		—		—	6,066
Cayman Islands		58		—		—	58
Denmark		1,131		—		—	1,131
Finland		726		—		—	726
France		6,775		—		—	6,775
Germany		4,538		—		—	4,538
Guernsey		41		—		—	41
Hong Kong		1,088		—		—	1,088
Ireland		469		—		—	469
Isle of Man		17		—		—	17
Israel		407		—		—	407
Italy		1,827		—		—	1,827
Japan		13,160		—		—	13,160
Jersey		558		—		—	558
Luxembourg		240		—		—	240
Mauritius		7		—		—	7
Netherlands		1,779		—		—	1,779
New Zealand		84		—		—	84
Norway		649		—		—	649
Portugal		160		—		—	160
Singapore		1,104		—		—	1,104
Spain		2,399		—		—	2,399
Sweden		2,220		—		—	2,220
Switzerland		5,639		—		—	5,639
United Kingdom		12,874		—		—	12,874
United States		107		—		—	107
Investments in Other Funds		7		—		—	7
See accompanying notes which are an integral part of this quarterly report.
98 Select International Equity Fund

Russell Investment Company
Select International Equity Fund
Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Preferred Stocks		358		—		—		358
Warrants & Rights		26		—		—		26
Total Investments		70,628		—		—		70,628

Other Financial Instruments
Foreign Currency Exchange Contracts		1		—		—		1
Total Other Financial Instruments*		$1		$—		$—		$1
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 99

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.0%			Gol Linhas Aereas Inteligentes SA -
Argentina - 0.1%			ADR(Æ)(Ñ)	552,000	3,345
Banco Macro SA - ADR	20,270	858	Grendene SA	292,484	1,708
YPF SA - ADR	51,600	1,825	Grupo BTG Pactual	153,087	2,386
		2,683	Hypermarcas SA(Æ)	715,300	5,703
			Itau Unibanco Holding SA - ADR	811,394	12,495
Austria - 0.0%			JBS SA	1,985,400	7,307
Vienna Insurance Group AG	29,386	1,462	Light SA	354,400	3,327

Bermuda - 1.5%			Linx S.A.(Æ)	16,700	398
Asian Citrus Holdings, Ltd.	1,010,000	218	Lojas Renner SA	108,627	3,280
Brilliance China Automotive Holdings,			Minerva SA(Æ)	141,600	720
Ltd.	1,374,000	2,573	MRV Engenharia e Participacoes SA	838,600	2,691
China Foods, Ltd.(Æ)	901,732	344	Odontoprev SA	1,253,000	5,142
China Resources Gas Group, Ltd.	117,104	370	Petroleo Brasileiro SA - ADR(Æ)	3,449,759	55,941
Cosan, Ltd. Class A	169,400	2,045	Porto Seguro SA	273,189	3,749
Credicorp, Ltd.	65,400	9,674	Rossi Residencial SA(Æ)	1,779,677	1,114
First Pacific Co., Ltd.	2,471,519	2,976	Sao Martinho SA	54,100	906
Haier Electronics Group Co., Ltd.	1,866,000	5,343	Telefonica Brasil SA - ADR(Ñ)	375,770	7,572
Hopson Development Holdings, Ltd.(Æ)	490,000	548	Tim Participacoes SA - ADR	372,800	9,924
Huabao International Holdings, Ltd.	7,455,000	5,419	Tractebel Energia SA	61,701	924
Kosmos Energy, Ltd.(Æ)	53,662	517	Ultrapar Participacoes SA	41,892	965
Nine Dragons Paper Holdings, Ltd.	6,489,000	5,367	Usinas Siderurgicas de Minas Gerais
Skyworth Digital Holdings, Ltd.	4,538,000	2,250	SA(Æ)	160,700	521
SmarTone Telecommunications Holdings,			Vale SA Class B - ADR(Ñ)	2,009,278	26,632
Ltd.	2,224,726	3,232			318,642

VTech Holdings, Ltd.	193,164	2,389	Canada - 0.4%
Yue Yuen Industrial Holdings, Ltd.	1,248,000	4,186	First Quantum Minerals, Ltd.(Æ)(Ñ)	511,580	12,133
		47,451	Torex Gold Resources, Inc.(Æ)	445,605	621

Brazil - 10.2%					12,754
ALL - America Latina Logistica SA	1,355,523	5,198	Cayman Islands - 7.0%
AMBEV SA - ADR	1,714,200	11,811	51job, Inc. - ADR(Æ)(Ñ)	76,294	5,765
B2W Cia Digital(Æ)	970,233	14,139	AAC Technologies Holdings, Inc.	326,404	1,943
Banco Bradesco SA - ADR	831,990	12,713	Agile Property Holdings, Ltd.	3,722,000	3,163
Banco do Brasil SA	1,898,000	23,190	ANTA Sports Products, Ltd.	1,124,000	1,850
Banco Santander Brasil SA - ADR(Æ)(Ñ)	1,236,949	8,312	Asia Cement China Holdings Corp.(Ñ)	458,000	338
Banco Santander Brasil SA	419,292	2,817	ASM Pacific Technology, Ltd.	1,222,266	12,990
BB Seguridade Participacoes SA	625,800	9,130	Baidu, Inc. - ADR(Æ)	108,900	23,528
BM&FBovespa SA	769,100	4,105	Belle International Holdings, Ltd. Class
BR Malls Participacoes SA	337,512	2,916	H	4,345,000	5,415
Braskem SA - ADR(Ñ)	227,338	2,821	Casetek Holdings, Ltd.	530,000	3,041
BRF SA - ADR(Æ)	488,200	11,961	Chaowei Power Holdings, Ltd.(Ñ)	899,000	501
BRF SA(Æ)	115,700	2,830	China Forestry Holdings Co., Ltd.(Æ)	871,100	—
CCR SA	175,692	1,382	China Great Star International, Ltd.(Æ)	286,703	949
Cia Brasileira de Distribuicao - ADR(Ñ)	262,200	12,643	China Hongqiao Group, Ltd.	579,000	495
Cia de Saneamento Basico do Estado de			China Lesso Group Holdings, Ltd.(Ñ)	1,829,000	1,080
Sao Paulo(Æ)	334,440	2,962	China Lumena New Materials Corp.(Ñ)	3,024,000	488
Cia de Saneamento de Minas			China Mengniu Dairy Co., Ltd.	1,402,000	6,816
Gerais-COPASA(Æ)	278,200	4,555	China Metal Recycling Holdings, Ltd.
Cia Energetica de Minas Gerais			(Æ)	335,400	408
- ADR(Ñ)	527,881	4,339	China Resources Cement Holdings, Ltd.	2,478,000	1,793
Cia Paranaense de Energia - ADR(Ñ)	185,200	2,878	China Sanjiang Fine Chemicals Co., Ltd.	1,494,000	536
Cielo SA	616,000	11,268	CIFI Holdings Group Co., Ltd.	9,574,000	1,911
EDP - Energias do Brasil SA	76,200	356	CIMC Enric Holdings, Ltd.	924,000	1,105
Even Construtora e Incorporadora SA	1,399,190	3,848	CKH Food & Health, Ltd.(Æ)	217,221	779
Fibria Celulose SA - ADR(Æ)(Ñ)	266,400	2,627	Coolpad Group, Ltd.	6,888,000	1,606
Gafisa SA	996,900	1,450	Country Garden Holdings Co., Ltd.	15,861,000	8,077
Gerdau SA - ADR	274,121	1,612	Ctrip.com International, Ltd. - ADR(Æ)	117,200	7,504
Gerdau SA(Æ)	6,059	29	ENN Energy Holdings, Ltd.	510,000	3,606
See accompanying notes which are an integral part of this quarterly report.
100 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Eurasia Drilling Co., Ltd. - GDR	48,450	1,470	Bank of China, Ltd. Class H	17,059,000	8,159
Evergrande Real Estate Group, Ltd.(Ñ)	3,998,000	1,730	BBMG Corp. Class H	2,540,000	1,974
GCL-Poly Energy Holdings, Ltd.(Æ)	14,457,000	4,660	Beijing Capital Land, Ltd. Class H	892,000	329
Geely Automobile Holdings, Ltd.	3,785,000	1,527	Beijing Yanjing Brewery Co., Ltd. Class
Ginko International Co., Ltd.	205,000	2,928	A	641,196	683
Golden Eagle Retail Group, Ltd.	1,694,079	2,189	China Cinda Asset Management Co.,
Greentown China Holdings, Ltd.	2,036,500	2,615	Ltd. Class H(Æ)(Ñ)	30,944,400	17,729
HOSA International, Ltd.(Ñ)	60,000	18	China CITIC Bank Corp., Ltd. Class H	14,939,000	9,934
JD.com, Inc. - ADR(Æ)	196,503	5,616	China Communications Construction Co.,
Ju Teng International Holdings, Ltd.	3,593,000	2,408	Ltd. Class H	2,143,000	1,627
Kaisa Group Holdings, Ltd.(Ñ)	2,978,000	1,092	China Construction Bank Corp. Class H	37,504,120	28,847
KWG Property Holding, Ltd.	9,916,900	7,266	China COSCO Holdings Co., Ltd. Class
Li Ning Co., Ltd.(Æ)(Ñ)	1,458,405	884	H(Æ)	2,650,000	1,144
Longfor Properties Co., Ltd.	1,144,552	1,647	China Merchants Bank Co., Ltd. Class H	3,815,967	7,758
Melco Crown Entertainment, Ltd. - ADR	87,070	2,891	China Modern Dairy Holdings(Æ)(Ñ)	6,159,000	2,844
MGM China Holdings, Ltd.	725,600	2,658	China National Building Material Co.,
Mindray Medical International, Ltd.			Ltd. Class H	6,068,693	6,079
- ADR(Ñ)	44,632	1,341	China Pacific Insurance Group Co., Ltd.
Minth Group, Ltd.	226,000	434	Class H	2,092,000	8,229
Mongolian Mining Corp.(Æ)(Ñ)	2,338,052	169	China Petroleum & Chemical Corp.
NetEase, Inc. - ADR	39,813	3,346	Class H	13,992,750	13,846
Pacific Textiles Holdings, Ltd.	193,000	242	China Petroleum & Chemical Corp.
Parkson Retail Group, Ltd.	1,331,308	398	- ADR	6,900	674
Qihoo 360 Technology Co., Ltd. -			China Railway Construction Corp., Ltd.
ADR(Æ)(Ñ)	88,300	8,049	Class H	4,458,000	4,289
Real Gold Mining, Ltd.(Æ)	463,232	—	China Shenhua Energy Co., Ltd. Class H	1,565,000	4,627
Sands China, Ltd.	1,582,000	11,602	China Shipping Container Lines Co.,
Shimao Property Holdings, Ltd.	2,572,000	5,943	Ltd. Class H(Æ)	18,238,000	5,308
SINA Corp.(Æ)	55,900	2,705	China South Locomotive and Rolling
SouFun Holdings, Ltd. - ADR(Æ)	231,400	2,654	Stock Corp.	974,158	877
Sunac China Holdings, Ltd.	1,010,000	829	China Southern Airlines Co., Ltd. Class
TCL Communication Technology			H	2,656,000	902
Holdings, Ltd.	1,744,000	2,181	China Telecom Corp., Ltd. Class H	3,404,000	1,910
Tingyi Cayman Islands Holding Corp.	4,494,000	12,775	Chongqing Rural Commercial Bank
Trina Solar, Ltd. - ADR(Æ)	538,400	6,036	Class H	4,237,000	2,103
Uni-President China Holdings, Ltd.	5,285,200	4,327	Dongfeng Motor Group Co., Ltd. Class H	684,000	1,211
Want Want China Holdings, Ltd.	2,718,000	3,718	Great Wall Motor Co., Ltd. Class H	695,500	2,858
WH Group, Ltd.(Å)(Æ)	2,859,500	2,288	Gree Electric Appliances, Inc.(Æ)	137,000	670
WH Group, Ltd.(Æ)(Þ)	2,465,500	1,972	Guangzhou R&F Properties Co., Ltd.	448,000	658
WuXi PharmaTech Cayman, Inc.			Huadian Fuxin Energy Corp.(Æ)	4,550,000	2,319
- ADR(Æ)	91,266	2,812	Huadian Power International Corp., Ltd.
Xingda International Holdings, Ltd.	1,499,000	601	Class H(Ñ)	4,206,000	2,592
Xinyi Glass Holdings, Ltd.	5,976,000	3,513	Huaneng Power International, Inc. Class
Youku Tudou, Inc. - ADR(Æ)(Ñ)	130,900	2,492	H	1,500,000	1,670
Yuzhou Properties Co., Ltd.	2,041,000	467	Industrial & Commercial Bank of China,
		218,180	Ltd. Class H	48,215,000	33,044
			Jiangsu Expressway Co., Ltd. Class H	2,158,000	2,626
Chile - 0.3%			Jiangsu Yanghe Brewery Joint-Stock Co.,
Cia Cervecerias Unidas SA - ADR	180,181	2,036	Ltd. Class A	37,181	352
Embotelladora Andina SA - ADR(Ñ)	42,553	897	PetroChina Co., Ltd. - ADR(Ñ)	34,700	4,479
Entel Chile SA	223,059	2,702	Ping An Insurance Group Co. of China,
Sociedad Quimica y Minera de Chile			Ltd. Class H	546,000	4,664
SA - ADR(Ñ)	87,600	2,429	Shanghai Mechanical and Electrical
		8,064	Industry Co., Ltd. Class B	219,034	382
			Shanghai Pharmaceuticals Holding Co.,
China - 7.1%			Ltd. Class H	2,321,000	4,313
Agricultural Bank of China, Ltd. Class H	4,640,000	2,261	Sinotrans, Ltd. Class H(Ñ)	1,618,000	1,003
Anhui Conch Cement Co., Ltd. Class			Tsingtao Brewery Co., Ltd. Class H	1,214,000	9,930
H(Ñ)	2,288,557	8,613	Weiqiao Textile Co. Class H	663,000	352
Anhui Conch Cement Co., Ltd. Class A	366,346	1,065

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 101

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wumart Stores, Inc. Class H	2,031,327	1,806	Richter Gedeon Nyrt	638,776	10,479
Xidelang Holdings, Ltd.(Æ)	2,973,100	177			11,878
Zhejiang Expressway Co., Ltd. Class H	1,084,000	1,170
ZTE Corp. Class H(Ñ)	1,495,600	3,127	India - 7.4%
		221,214	Aban Offshore, Ltd.	126,777	1,612
			Allahabad Bank	1,279,540	2,553
Colombia - 0.2%			Ambuja Cements, Ltd.	2,010,097	6,844
Almacenes Exito SA	165,705	2,675	Apollo Tyres, Ltd.	982,916	2,823
Bancolombia SA	114,038	1,720	Axis Bank, Ltd.(Æ)	1,628,770	10,509
Bancolombia SA - ADR(Ñ)	57,433	3,584	Bank of Baroda	334,876	4,798
		7,979	Bank of India	159,490	719
			Bharti Airtel, Ltd.(Æ)	2,126,593	13,042
Cyprus - 0.0%			Cairn India, Ltd.	210,901	1,099
Global Ports Investments PLC - GDR(Þ)	32,776	281	Canara Bank	440,889	2,892
Global Ports Investments PLC - GDR	37,002	316	Ceat, Ltd.	104,728	903
QIWI PLC - ADR	7,143	258	Dabur India, Ltd. Class A	1,655,221	5,660
		855	Dishman Pharmaceuticals & Chemicals,
			Ltd.(Æ)	134,025	316
Czech Republic - 0.4%			HCL Technologies, Ltd.	97,500	2,498
Komercni Banka AS	56,109	12,207	HDFC Bank, Ltd. - ADR	21,500	1,019

Egypt - 0.1%			Hero MotoCorp, Ltd.	47,516	2,037
Commercial International Bank Egypt			Hindalco Industries, Ltd.	462,378	1,463
SAE	445,833	2,627	Housing Development & Infrastructure,
			Ltd.(Æ)	1,287,625	1,959
Greece - 0.1%			Housing Development Finance Corp.	167,760	2,954
Hellenic Telecommunications			ICICI Bank, Ltd. - ADR	182,520	9,130
Organization SA(Æ)	72,093	986	ICICI Bank, Ltd.	128,310	3,113
Public Power Corp. SA(Æ)	99,288	1,449	Indiabulls Housing Finance Ltd(Æ)	316,511	2,138
		2,435	Indian Bank	148,899	365
			Infosys, Ltd.	37,017	2,054
Hong Kong - 3.9%			Infosys, Ltd. - ADR	29,273	1,605
AIA Group, Ltd.	2,336,830	12,533	ITC, Ltd.	1,407,384	8,252
BYD Electronic International Co., Ltd.	7,466,000	5,478	JK Tyre & Industries, Ltd.	116,901	593
China Fiber Optic Network System			Kotak Mahindra Bank, Ltd.	414,608	6,508
Group, Ltd.(Æ)	3,978,000	1,149	Lupin, Ltd.	218,784	4,256
China Merchants Holdings International			Mahindra & Mahindra, Ltd.	126,242	2,497
Co., Ltd.	1,154,486	3,903	Maruti Suzuki India, Ltd.	169,216	7,051
China Mobile, Ltd.	1,055,732	11,678	NTPC, Ltd.(Æ)	1,795,620	4,270
China Mobile, Ltd. - ADR(Ñ)	170,965	9,316	Oriental Bank of Commerce	284,200	1,296
China Overseas Land & Investment, Ltd.	5,250,667	15,951	Petronet LNG, Ltd.	306,539	924
China Power International Development,			Power Finance Corp., Ltd.	1,160,046	5,127
Ltd.(Ñ)	1,873,000	786	Punjab National Bank	193,513	3,041
China Resources Enterprise, Ltd.	1,654,480	5,029	Reliance Industries, Ltd.	999,894	16,549
China Resources Power Holdings Co.,			Reliance Industries, Ltd. - GDR(Þ)	459,343	15,255
Ltd.	754,000	2,109	Rural Electrification Corp., Ltd.	514,846	2,588
China Unicom Hong Kong, Ltd.	4,644,000	8,111	Shriram Transport Finance Co., Ltd.	35,658	529
China Unicom Hong Kong, Ltd. - ADR	31,195	542	Sintex Industries, Ltd.(Æ)	476,626	670
CNOOC, Ltd. - ADR(Ñ)	48,766	8,615	State Bank of India	68,580	2,762
Galaxy Entertainment Group, Ltd.	1,107,000	9,278	Sun Pharmaceutical Industries, Ltd.	797,371	10,411
Guangdong Investment, Ltd.	864,000	972	Syndicate Bank, Ltd.(Æ)	72,143	170
Lenovo Group, Ltd.	6,656,000	9,116	Tata Chemicals, Ltd.	316,601	1,814
SinoMedia Holding, Ltd.(Ñ)	799,000	611	Tata Consultancy Services, Ltd.	96,339	4,098
TCC International Holdings, Ltd.(Æ)	1,262,000	584	Tata Global Beverages, Ltd.	610,733	1,536
Tencent Holdings, Ltd.(Æ)	1,017,900	16,457	Tata Motors, Ltd. Class A	1,359,722	6,592
		122,218	Tata Motors, Ltd.	569,020	4,198
			Tata Motors, Ltd. - ADR	363,100	14,277
Hungary - 0.4%			Tata Sponge Iron, Ltd.(Æ)	46,235	675
OTP Bank PLC	80,601	1,399	Tata Steel, Ltd.	523,760	4,787
			Ultratech Cement, Ltd.	57,470	2,297

See accompanying notes which are an integral part of this quarterly report.
102 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Union Bank of India	872,900	2,742	SHS Genesis Smaller Co.	120,398	17,077
United Phosphorus, Ltd.(Æ)	1,339,001	7,270	Tenaris SA - ADR	112,400	4,830
Zee Entertainment Enterprises, Ltd.	641,343	3,075	Ternium SA - ADR	206,038	5,481
		230,215			31,571

Indonesia - 2.4%			Malaysia - 0.9%
Alam Sutera Realty Tbk PT	29,254,200	1,257	7-Eleven Malaysia Holdings, Bhd(Æ)	911,500	548
Astra Agro Lestari Tbk PT	639,000	1,473	Axiata Group BHD	2,531,700	5,509
Astra International Tbk PT	7,295,600	4,861	British American Tobacco Malaysia BHD	142,912	3,147
Bank Mandiri Persero Tbk PT	3,972,500	3,372	CIMB Group Holdings BHD	1,040,284	2,272
Bank Negara Indonesia Persero Tbk PT	3,066,700	1,349	IJM Corp. BHD	1,703,200	3,559
Bank Rakyat Indonesia Persero Tbk PT	16,379,800	15,015	Inari Amertron BHD	1,111,700	1,111
Bank Tabungan Negara Persero Tbk PT	5,038,500	469	KNM Group BHD(Æ)	936,900	310
Bank Tabungan Pensiunan Nasional Tbk			KSL Holdings BHD(Æ)	160,700	150
PT(Æ)	492,300	176	Lafarge Malayan Cement BHD(Æ)	238,341	726
Ciputra Development Tbk PT	14,734,800	1,467	Malayan Banking BHD	1,140,600	3,523
Energi Mega Persada Tbk PT(Æ)	50,144,000	388	Petronas Dagangan BHD	324,167	1,887
Indocement Tunggal Prakarsa Tbk PT	1,582,271	3,406	Puncak Niaga Holdings BHD	484,400	501
Indofood CBP Sukses Makmur Tbk PT	7,212,500	6,410	SapuraKencana Petroleum BHD	2,244,500	3,020
Lippo Cikarang Tbk PT(Æ)	797,800	554	UEM Sunrise BHD	4,329,500	2,856
Lippo Karawaci Tbk PT	16,269,700	1,545	Westports Holdings BHD	707,446	629
Malindo Feedmill Tbk PT	9,564,588	2,354			29,748
Media Nusantara Citra Tbk PT	12,726,225	2,823
Modernland Realty Tbk PT(Æ)	7,538,600	284	Mexico - 4.4%
Perusahaan Perkebunan London Sumatra			Alfa SAB de CV Class A	2,010,000	5,493
Indonesia Tbk PT	11,741,900	2,128	America Movil SAB de CV - ADR	901,546	21,249
Ramayana Lestari Sentosa Tbk PT	5,036,892	464	Cemex SAB de CV - ADR(Æ)(Ñ)	1,761,961	22,130
Semen Indonesia Persero Tbk PT	5,180,625	7,409	Coca-Cola Femsa SAB de CV - ADR	16,100	1,718
Summarecon Agung Tbk PT	9,473,200	1,045	Corp. Moctezuma SAB de CV(Å)	284,063	967
Surya Semesta Internusa Tbk PT	25,030,600	1,563	Empresas ICA SAB de CV(Æ)	301,200	533
Tambang Batubara Bukit Asam Persero			Empresas ICA SAB de CV - ADR(Æ)(Ñ)	205,700	1,465
Tbk PT	1,702,000	1,696	Fomento Economico Mexicano SAB de
Telekomunikasi Indonesia Persero Tbk			CV - ADR	111,300	10,450
PT	24,759,800	5,642	Genomma Lab Internacional SAB de CV
United Tractors Tbk PT	2,575,610	5,092	Class B(Æ)	986,519	2,637
Wijaya Karya Persero Tbk PT	8,874,700	2,029	Gruma SAB de CV Class B(Æ)	478,650	5,238
		74,271	Grupo Aeroportuario del Sureste SAB de
			CV - ADR	32,800	4,083
Ireland - 0.1%			Grupo Financiero Banorte SAB de CV
Dragon Oil PLC	311,002	2,951	Class O	2,935,897	19,512
			Grupo Financiero Inbursa SAB de CV
Israel - 0.4%			Class O	806,654	2,457
Israel Chemicals, Ltd.	293,420	2,394	Grupo Mexico SAB de CV	2,022,300	7,185
Teva Pharmaceutical Industries, Ltd.			Grupo Simec SAB de CV Class B(Æ)	98,173	469
- ADR	175,000	9,362	Grupo Televisa SAB - ADR	720,700	25,650
		11,756	Kimberly-Clark de Mexico SAB de CV
			Class A	551,693	1,403
Jersey - 0.2%			Megacable Holdings SAB de CV	408,803	1,755
Randgold Resources, Ltd.	42,524	3,671	Wal-Mart de Mexico SAB de CV	1,125,173	2,792
West China Cement, Ltd.	11,229,485	1,384			137,186
		5,055
			Netherlands - 0.5%
Kazakhstan - 0.1%			Nostrum Oil & Gas PLC(Æ)	167,698	2,142
KazMunaiGas Exploration Production			OCI(Æ)(Ñ)	93,217	3,550
JSC - GDR	162,310	2,897	X5 Retail Group NV - GDR(Æ)	110,842	2,134

Luxembourg - 1.0%			Yandex NV Class A(Æ)	234,100	7,088
Kernel Holding SA(Æ)	267,198	2,479			14,914
MHP SA - GDR	120,144	1,557	Nigeria - 0.6%
O'Key Group SA - GDR	15,666	147	Dangote Cement PLC	1,103,568	1,568

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 103

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FBN Holdings PLC	3,369,421	301	Surgutneftegas OAO - ADR	301,866	2,091
FCMB Group PLC	15,631,592	411			149,163
Guaranty Trust Bank PLC	27,279,172	5,038
Guaranty Trust Bank PLC - GDR(Å)	129,606	1,169	Singapore - 0.1%
Guaranty Trust Bank PLC - GDR(Þ)	116,338	1,050	Luye Pharma Group, Ltd.(Æ)	4,228,230	3,677
Nigerian Breweries PLC	2,443,066	2,718
United Bank for Africa PLC Class A	23,482,152	1,117	South Africa - 4.6%
Zenith Bank PLC	40,615,824	6,292	African Bank Investments, Ltd.(Ñ)	887,049	511
		19,664	Anglo American Platinum, Ltd.(Æ)	22,395	982
			AngloGold Ashanti, Ltd. - ADR(Æ)	404,500	6,953
Pakistan - 0.1%			ArcelorMittal South Africa, Ltd. Class
United Bank, Ltd.	1,935,300	3,811	H(Æ)	155,121	550
			Aspen Pharmacare Holdings, Ltd.	465,296	12,578
Panama - 0.2%			AVI, Ltd.	486,605	2,753
Copa Holdings SA Class A	37,335	5,670	Bidvest Group, Ltd.(Æ)	472,309	12,723
			Capitec Bank Holdings, Ltd.	27,326	621
Philippines - 0.6%			Discovery Holdings, Ltd.	1,465,858	12,826
Alliance Global Group, Inc.	5,191,000	3,115	FirstRand, Ltd.	412,921	1,662
Ayala Land, Inc.	3,904,446	2,789	Life Healthcare Group Holdings, Ltd.	351,265	1,442
Metropolitan Bank & Trust Co. - ADR	1,393,128	2,749	Massmart Holdings, Ltd.	144,432	1,885
SM Investments Corp.	158,598	2,904	MMI Holdings, Ltd.	513,679	1,242
Universal Robina Corp.	1,592,060	5,941	Mr Price Group, Ltd.	79,420	1,497
		17,498	MTN Group, Ltd.	92,624	1,911
			Naspers, Ltd. Class N	188,471	23,148
Poland - 0.4%			Nedbank Group, Ltd.	123,082	2,676
Alior Bank SA(Æ)(Ñ)	39,996	988	Pick n Pay Holdings, Ltd.	38,790	92
Bank Pekao SA	62,844	3,328	Pick n Pay Stores, Ltd.	218,858	1,192
Energa SA	223,941	1,445	Remgro, Ltd.	154,084	3,325
KGHM Polska Miedz SA	25,210	1,036	Reunert, Ltd.	234,809	1,408
PGE SA	457,443	3,045	Sappi, Ltd. - ADR(Æ)	1,516,865	5,743
Polski Koncern Naftowy Orlen S.A.	113,769	1,342	Sasol, Ltd. - ADR	157,750	9,126
		11,184	Sibanye Gold, Ltd.	773,997	1,839

Qatar - 0.1%			Standard Bank Group, Ltd.	1,260,656	16,959
Industries Qatar QSC	97,549	4,646	Steinhoff International Holdings, Ltd.	1,070,658	5,351
			Super Group, Ltd.(Æ)	178,860	501
Russia - 4.8%			Telkom SA SOC, Ltd.(Æ)	714,141	3,292
Alrosa AO	2,254,653	2,793	Vodacom Group, Ltd. - ADR(Ñ)	306,257	3,584
Federal Grid Co. Unified Energy System			Woolworths Holdings, Ltd.	870,986	6,732
JSC(Æ)	583,180,000	850			145,104
Gazprom OAO - ADR	2,536,947	18,596
Gazprom OAO - ADR(Æ)	2,251,944	16,531	South Korea - 12.5%
LSR Group - GDR	198,762	676	Amorepacific Corp.	1,948	3,347
LSR Group	6,272	101	Amorepacific Group	3,487	3,001
Lukoil OAO - ADR(Æ)	591,368	32,998	Asia Paper Manufacturing Co., Ltd.	5,070	115
Lukoil OAO - ADR	198,100	11,030	BS Financial Group, Inc.	169,939	2,730
Magnit OJSC - GDR	171,535	10,087	CJ Korea Express Co., Ltd.(Æ)(Ñ)	19,618	2,571
MMC Norilsk Nickel OJSC - ADR	185,270	3,634	CJ O Shopping Co., Ltd.	3,129	1,198
Mobile Telesystems OJSC - ADR	458,200	8,215	Coway Co., Ltd.	25,118	2,164
Moscow Exchange MICEX-RTS OAO	1,784,005	2,832	Daeduck GDS Co., Ltd.	23,160	286
NovaTek OAO - GDR	64,261	6,601	Daesang Corp.	12,443	619
Novolipetsk Steel OJSC - GDR	125,195	1,678	Daum Communications Corp.	4,926	625
Phosagro OAO - GDR	22,872	288	DGB Financial Group, Inc.	284,490	4,616
PhosAgro OAO(Æ)	543,732	6,845	DK UIL Co., Ltd.	14,028	164
Raspadskaya OAO(Æ)	297,534	150	E-Mart Co., Ltd.	5,343	1,205
Rosneft OAO - GDR(Æ)	509,444	3,180	Halla Visteon Climate Control Corp.	94,146	4,664
Sberbank of Russia	4,167,368	8,544	Hanil Cement Co., Ltd.(Æ)	1,397	179
Sberbank of Russia - ADR	991,433	8,219	Hankook Tire Co., Ltd.	224,808	12,359
Sberbank of Russia - ADR(Æ)	357,320	2,959	Harim Holdings Co., Ltd.(Æ)	69,743	395
Sistema JSFC - GDR	10,680	265	Hyosung Corp.	60,400	4,404

See accompanying notes which are an integral part of this quarterly report.
104 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Development Co.-Engineering			Dufry AG(Æ)	32,822	5,621
& Construction	82,866	3,092			10,170
Hyundai Hysco Co., Ltd.	23,397	1,882
Hyundai Livart Co., Ltd.(Æ)	5,528	172	Taiwan - 8.7%
Hyundai Mobis	12,680	3,771	Advanced Semiconductor Engineering,
Hyundai Motor Co.	98,980	23,569	Inc.	6,797,459	8,093
Hyundai Wia Corp.	21,952	4,015	Advanced Semiconductor Engineering,
Iljin Holdings Co., Ltd.	140,756	834	Inc. - ADR(Ñ)	983,653	5,892
Industrial Bank of Korea	211,179	3,153	Advantech Co., Ltd.	856,000	6,637
Jahwa Electronics Co., Ltd.	42,010	588	Airtac International Group	63,000	590
JB Financial Group Co., Ltd.	186,960	1,332	Alpha Networks, Inc.	520,000	363
KB Financial Group, Inc.	185,659	7,257	Ardentec Corp.(Æ)	1,268,000	1,075
KB Financial Group, Inc. - ADR(Ñ)	156,600	6,126	Asustek Computer, Inc.	850,000	8,982
KCC Corp.	13,919	8,213	AU Optronics Corp.(Æ)	2,092,000	938
Kia Motors Corp.	177,434	10,481	Catcher Technology Co., Ltd.	886,000	7,248
KMW Co., Ltd.(Æ)	12,672	190	Chi Mei Materials Technology Corp.(Æ)	798,000	947
Korea Electric Power Corp. - ADR	109,100	2,211	Coretronic Corp.(Æ)	1,065,000	1,259
Korea Kolmar Co., Ltd.	110,193	5,226	Delta Electronics, Inc.	1,645,970	11,258
Korea Zinc Co., Ltd.	4,160	1,675	Giant Manufacturing Co., Ltd.	407,911	3,343
KT Corp. - ADR	238,300	3,827	Gigabyte Technology Co., Ltd.	930,000	1,281
KT&G Corp.	24,832	2,397	Global Mixed Mode Technology, Inc.	975,563	3,149
Ktis Corp.	30,820	121	Hiwin Technologies Corp.	693,782	7,439
LG Chem, Ltd.	31,577	8,831	Hon Hai Precision Industry Co., Ltd.	5,752,273	19,649
LG Display Co., Ltd. - ADR	223,700	3,635	Huaku Development Co., Ltd.(Æ)	437,000	1,040
LG Display Co., Ltd.(Æ)	171,130	5,627	Hung Sheng Construction, Ltd.	770,000	522
LG Electronics, Inc. Class H	89,298	6,652	Ichia Technologies, Inc.(Æ)	340,000	507
LG International Corp.	85,015	2,465	Innolux Corp.	6,697,000	3,147
Lotte Chilsung Beverage Co., Ltd.	3,510	6,306	Inotera Memories, Inc.(Æ)	2,798,000	4,737
Lotte Confectionery Co., Ltd.	2,343	4,747	Inventec Corp.	6,049,000	5,360
Meritz Securities Co., Ltd.(Æ)	135,424	383	King Yuan Electronics Co., Ltd.	4,175,000	3,400
NAVER Corp.	4,226	2,991	King's Town Bank	596,000	601
NongShim Co., Ltd.	7,230	1,832	Kinsus Interconnect Technology Corp.	1,430,000	5,914
PSK, Inc.	54,292	663	Largan Precision Co., Ltd.	161,505	12,510
Samsung Electronics Co., Ltd.	60,911	79,364	Lite-On Technology Corp.	4,351,001	7,324
Samsung Electronics Co., Ltd. - GDR	43,439	25,987	Longwell Co.	372,000	431
Samsung Engineering Co., Ltd.(Æ)	41,643	2,790	MediaTek, Inc.	1,806,022	28,024
Samsung Fire & Marine Insurance Co.,			Mega Financial Holding Co., Ltd.	6,985,000	6,143
Ltd.	58,206	15,972	Micro-Star International Co., Ltd.	2,335,000	3,574
Samsung Life Insurance Co., Ltd.	47,981	4,897	Novatek Microelectronics Corp.	495,000	2,504
Samsung Techwin Co., Ltd.	69,316	3,251	Pegatron Corp.	1,534,000	2,890
Shinhan Financial Group Co., Ltd.	377,225	18,725	Powertech Technology, Inc.(Æ)	626,000	1,044
Shinsegae Co., Ltd.	12,484	2,837	President Chain Store Corp.	320,000	2,542
SK Holdings Co., Ltd.	10,079	1,714	Primax Electronics Ltd.(Æ)	779,000	1,185
SK Hynix, Inc.(Æ)	706,619	30,698	Radiant Opto-Electronics Corp.	328,000	1,362
SK Telecom Co., Ltd. - ADR	495,200	14,019	Richtek Technology Corp.	100,706	581
SK Telecom Co., Ltd.	19,820	5,075	Sinbon Electronics Co., Ltd.	104,000	164
Sungshin Cement Co., Ltd.(Æ)	55,930	523	Taiwan Semiconductor Manufacturing
Sungwoo Hitech Co., Ltd.	70,255	976	Co., Ltd.	8,877,133	35,665
Tovis Co., Ltd.(Æ)	26,891	359	Taiwan Semiconductor Manufacturing
Woori Finance Holdings Co., Ltd.(Æ)	347,351	4,730	Co., Ltd. - ADR	1,457,100	29,142
Zeus Co., Ltd.(Æ)	25,265	413	Tripod Technology Corp.	1,600,498	3,053
		391,236	TSRC Corp.	1,909,052	2,824
			Unimicron Technology Corp.	2,536,000	2,107
Spain - 0.1%			United Microelectronics Corp.(Æ)	9,814,000	4,547
Banco Santander SA - ADR	152,400	3,876	Winbond Electronics Corp.(Æ)	2,408,000	864
			Yageo Corp.	6,330,500	4,273
Switzerland - 0.3%			Yuanta Financial Holding Co., Ltd.	8,446,000	4,694
Coca-Cola HBC AG - ADR(Æ)	194,283	4,549			270,818

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 105

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Thailand - 2.8%			Turkiye Is Bankasi Class C	1,157,650	3,211
Airports of Thailand PCL	1,270,846	8,469	Turkiye Vakiflar Bankasi Tao Class D	536,167	1,251
Bangkok Bank PCL	1,734,400	10,566	Ulker Biskuvi Sanayi AS	146,795	1,136
BEC World PCL	1,339,296	2,058	Yapi ve Kredi Bankasi AS	938,717	2,125
Big C Supercenter PCL	376,700	2,717			85,479
Central Pattana PCL	3,419,523	5,082
Delta Electronics Thailand PCL	890,300	1,719	United Arab Emirates - 0.4%
GFPT PCL	2,261,800	1,067	Abu Dhabi Commercial Bank PJSC	996,420	2,434
Hana Microelectronics PCL	559,800	643	Air Arabia PJSC	2,879,050	1,085
Jasmine International PCL	11,704,280	2,733	Dubai Islamic Bank(Æ)	1,358,276	2,839
Kasikornbank PCL	627,339	4,061	Emaar Properties PJSC	1,245,663	3,308
Kasikornbank PCL Class R	65,600	431	Eshraq Properties Co. PJSC(Æ)	2,818,971	1,044
KCE Electronics PCL	1,349,800	1,736	First Gulf Bank PJSC	538,720	2,655
Krung Thai Bank PCL	3,612,200	2,407			13,365
LPN Development PCL	2,383,100	1,632
Pruksa Real Estate PCL	6,454,978	6,723	United Kingdom - 2.8%
PTT Exploration & Production PCL	511,600	2,581	Anglo American PLC	672,085	18,092
PTT PCL	617,600	6,124	Anglo American PLC - ADR(Ñ)	123,400	1,660
Robinson Department Store PCL	598,900	1,097	Bank of Georgia Holdings PLC	178,619	7,306
Siam Cement PCL (The)	68,700	927	Genesis Indian Investment Co., Ltd.	187,492	22,739
Siam Commercial Bank PCL (The)	1,526,001	8,451	Hikma Pharmaceuticals PLC	193,303	5,864
Siamgas & Petrochemical NVDR(Æ)	239,300	117	SABMiller PLC - ADR	394,589	21,487
Supalai PCL	2,114,200	1,580	Tullow Oil PLC	783,981	9,604
Thai Beverage PCL	8,436,890	4,161			86,752
Thai Oil PCL	1,599,538	2,568
Thai Union Frozen Products PCL	1,738,566	3,541	United States - 0.8%
Thanachart Capital PCL	399,900	442	Avon Products, Inc.	165,500	2,185
Tisco Financial Group PCL	2,250,017	2,905	Cognizant Technology Solutions Corp.
			Class A(Æ)	83,355	4,089
TMB Bank PCL	13,299,005	1,170	ePlus, Inc.(Æ)	17,740,000	9,565
		87,708	First Cash Financial Services, Inc.(Æ)	10,943	617
Turkey - 2.7%			Maginet Corp.(Æ)	23,866	1,408
Akfen Holding AS	138,748	317	Sohu.com, Inc.(Æ)	95,100	5,394
Aksa Akrilik Kimya Sanayii	120,984	434	X5 Retail Group NV - GDR(Æ)	104,065	1,996
Alarko Holding AS	121,399	266			25,254
Anadolu Efes Biracilik Ve Malt Sanayii
AS(Æ)	243,660	2,954	Virgin Islands, British - 0.3%
Arcelik AS	1,074,979	6,813	Arcos Dorados Holdings, Inc. Class A(Ñ)	288,800	2,963
Asya Katilim Bankasi AS(Æ)	2,567,495	1,445	Tianhe Chemicals Group Limited(Æ)	22,510,000	7,087
Coca-Cola Icecek AS	202,308	5,062			10,050
Emlak Konut Gayrimenkul Yatirim			Zimbabwe - 0.0%
Ortakligi AS Class REIT(ö)	145,442	187	Delta Corp., Ltd.	496,450	626
Enka Insaat ve Sanayi AS	1,101,448	2,859
Eregli Demir ve Celik Fabrikalari TAS	1,389,375	2,920	Total Common Stocks
Ford Otomotiv Sanayi AS(Æ)	175,761	2,400	(cost $2,465,670)		2,876,964
GSD Holding AS(Æ)	698,221	424	Preferred Stocks - 1.5%
Koza Altin Isletmeleri AS	318,482	3,292	Brazil - 0.6%
Koza Anadolu Metal Madencilik			Banco Bradesco SA Class Preference(Æ)	360,100	5,493
Isletmeleri AS(Æ)	879,271	1,040	Cia Brasileira de Distribuicao Class
TAV Havalimanlari Holding AS	409,040	3,364	Preference	47,900	2,312
Tekfen Holding AS(Æ)	285,137	661	Cia Energetica de Minas Gerais	356,800	2,905
Torunlar Gayrimenkul Yatirim Ortakligi			Cia Energetica de Sao Paulo Class
AS(ö)	260,764	438	Preference	269,100	3,431
Tupras Turkiye Petrol Rafinerileri AS	141,126	3,444	Gerdau SA(Æ)	17,090	101
Turk Hava Yollari(Æ)	2,308,379	6,891	Investimentos Itau SA	795,035	3,326
Turkcell Iletisim Hizmetleri AS(Æ)	716,520	4,670	Lojas Americanas SA	392,871	2,502
Turkcell Iletisim Hizmetleri AS -			Telefonica Brasil SA	110	2
ADR(Æ)(Ñ)	274,091	4,479			20,072
Turkiye Garanti Bankasi AS	2,537,638	10,385
Turkiye Halk Bankasi AS	1,736,636	13,011
See accompanying notes which are an integral part of this quarterly report.
106 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Chile - 0.0%				2015 Warrants	390,031		1,919
Embotelladora Andina SA	73,915	262					6,377
Embotelladora Andina SA Class A	24,883	75
		337		Germany - 0.2%
				Abu Dhabi Commercial Bank PJSC(Æ)
Colombia - 0.0%				2019 Warrants	468,130		1,147
Bancolombia SA Class Preference	11,144	172		Almarai Co.(Æ)(Þ)
				2016 Warrants	82,799		1,601
				Commercial Bank of Qatar QSC (The)(Æ)
Russia - 0.3%				2017 Warrants	259,279		4,843
Sberbank of Russia	1,744,800	2,765					7,591
Surgutneftegas OAO	6,823,900	5,009
		7,774		Netherlands - 0.1%
				Grasim Industries, Ltd.(Æ)
South Korea - 0.6%				2017 Warrants	44,281		2,343
Hyundai Motor Co.	39,269	6,466
Samsung Electronics Co., Ltd. Class				South Africa - 0.0%
Preference	11,626	12,043		Steinhoff International Holdings, Ltd.(Æ)
		18,509		2014 Rights	101,006		15

Total Preferred Stocks				South Korea - 0.0%
				JB Financial Group Co., Ltd.(Æ)
(cost $35,448)		46,864		2014 Rights	40,585		53
Certificates of Participation - 1.2%
Netherlands - 0.5%				Total Warrants & Rights
JP Morgan Structured Products BV				(cost $11,226)			16,380
Zero coupon due 02/16/17	1,001	3,764
Zero coupon due 08/14/17	646	3,624	Short	-Term Investments - 3.2%
Series 0001				United States - 3.2%
Zero coupon due 05/16/17	457	5,445		Russell U.S. Cash Management Fund	99,699,530	(8)	99,700
Zero coupon due 07/02/18	20	1,292		Total Short-Term Investments
Series 0002				(cost $99,700)			99,700
Zero coupon due 07/02/18	456	2,795		Other Securities - 3.2%
		16,920		Russell U.S. Cash Collateral Fund(×)	99,119,505	(8)	99,120
United Kingdom - 0.7%				Total Other Securities
HSBC Bank PLC				(cost $99,120)			99,120
Zero coupon due 11/24/14	91	1,764		Total Investments 101.6%
Zero coupon due 03/27/15	64	893		(identified cost $2,741,626)			3,176,706
Zero coupon due 05/04/15	109	5,858		Other Assets and Liabilities, Net
Zero coupon due 09/12/16	71	3,497	-	(1.6%)			(50,479)
Series 0001				Net Assets - 100.0%			3,126,227
Zero coupon due 12/05/14	192	4,524
Series 0006
Zero coupon due 02/23/15	6,986	3,327
		19,863
United States - 0.0%
Citigroup, Inc.
Zero coupon due 02/04/16	498	892
JP Morgan Structured Products BV
Zero coupon due 08/14/17	20	3
		895
Total Certificates of Participation
(cost $30,462)		37,678

Warrants & Rights - 0.5%
Canada - 0.0%
Torex Gold Resources, Inc.(Æ)
2014 Warrants	26,250	1

Curacao - 0.2%
Emaar Properties PJSC(Æ)
2015 Warrants	1,676,345	4,458
First Gulf Bank PJSC(Æ)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 107

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal			Cost per	Cost	Fair Value
		Acquisition	Amount ($)			Unit	(000)	(000)
% of Net Assets Securities		Date	or shares			$	$	$
0.1%
Corp. Moctezuma SAB de CV		03/01/06	MXN		284,063	1.91	541	967
Guaranty Trust Bank PLC		07/20/07	NGN		129,606	5.02	650	1,169
WH Group, Ltd.		07/30/14	HKD		2,859,500	0.81	2,311	2,288
								4,424
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date	$
Long Positions
BIST 30 Index Futures			790		TRY	8,062	08/14	133
FTSE/JSE TOP 40 Index Futures			259		ZAR	119,596	09/14	22
Hang Seng Index Futures			118		HKD	146,119	08/14	334
H-Shares Index Futures			262		HKD	145,921	08/14	184
KOSPI 200 Index Futures			190	KRW	25,806,750		09/14	743
Mexico Bolsa Index Futures			236		MXN	103,658	09/14	137
MSCI Taiwan Index Futures			658		USD	21,872	08/14	(372)
SGX CNX Nifty Index Futures			854		USD	13,222	08/14	(136)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								1,045

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD	8,013			BRL	17,895	08/04/14	(126)
Bank of America	USD	2,489			INR	150,000	09/17/14	(36)
Bank of America	USD	2,955	KRW		3,000,000		09/17/14	(43)
Bank of America	USD	5,348			TRY	11,500	09/17/14	(35)
Bank of America	BRL	17,895			USD	7,892	08/04/14	5
Bank of America	HKD	10,000			USD	1,290	09/17/14	(1)
Bank of America	INR	200,000			USD	3,300	09/17/14	30
Bank of America	KRW	6,000,000			USD	5,874	09/17/14	49
Bank of America	MXN	10,000			USD	767	09/17/14	13
Bank of America	TRY	3,700			USD	1,721	09/17/14	11
Bank of America	ZAR	351			USD	33	08/01/14	1
Bank of New York	USD	5,445			ZAR	59,567	09/17/14	70
Bank of New York	HKD	60,000			USD	7,741	09/17/14	(1)
Bank of New York	MXN	25,000			USD	1,920	09/17/14	35
Bank of New York	TRY	2,000			USD	932	09/17/14	8
Bank of New York	ZAR	25,000			USD	2,316	09/17/14	1
Barclays	USD	33,488	HKD			259,555	09/17/14	5
Barclays	USD	1,080			IDR	12,490,815	09/17/14	(9)
Barclays	USD	3,092			PHP	134,774	09/17/14	4
Barclays	CNY	11,986			USD	1,937	09/17/14	4
Barclays	CZK	134,419			USD	6,639	09/17/14	133
Barclays	KRW	14,099,929			USD	13,801	09/17/14	114
Brown Brothers Harriman	USD	80	HKD			622	08/04/14	—
Brown Brothers Harriman	ZAR	95			USD	9	08/04/14	—
Citigroup	USD	37	HKD			290	08/01/14	—
Citigroup	USD	9,095	KRW		9,356,264		09/17/14	(13)

See accompanying notes which are an integral part of this quarterly report.
108 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	15,233	KRW	15,590,000	09/17/14	(100)
Citigroup	USD	6,476	MYR	21,046	09/17/14	86
Citigroup	USD	5,450	PLN	16,762	09/17/14	(93)
Citigroup	USD	6,090	RUB	216,687	09/17/14	(92)
Citigroup	USD	3,586	ZAR	38,594	09/17/14	(13)
Citigroup	CNY	36,141	USD	5,841	09/17/14	11
Citigroup	HKD	40	USD	5	08/01/14	—
Citigroup	HKD	117	USD	15	08/01/14	—
Citigroup	HKD	204	USD	26	08/01/14	—
Citigroup	HKD	1,216	USD	157	08/01/14	—
Citigroup	PHP	134,774	USD	3,056	09/17/14	(40)
Citigroup	RUB	68,201	USD	1,934	09/17/14	46
Citigroup	TWD	108,560	USD	3,618	09/17/14	(3)
Citigroup	ZAR	238	USD	22	08/05/14	—
Citigroup	ZAR	357	USD	34	08/05/14	—
Citigroup	ZAR	78,061	USD	7,099	09/17/14	(128)
Credit Suisse	USD	4,279	MXN	56,097	09/17/14	(50)
Deutsche Bank	USD	4,201	CNY	25,964	09/17/14	(12)
Deutsche Bank	CNY	9,111	USD	1,475	09/17/14	5
Deutsche Bank	CZK	22,591	USD	1,122	09/17/14	29
Deutsche Bank	MXN	25,507	USD	1,963	09/17/14	40
Deutsche Bank	MYR	10,758	USD	3,367	09/17/14	12
Goldman Sachs	USD	9,698	BRL	21,989	08/04/14	(6)
Goldman Sachs	BRL	21,989	USD	9,903	08/04/14	211
HSBC	USD	4,279	MXN	56,097	09/17/14	(49)
Northern Trust	USD	2,311	HKD	17,908	08/05/14	—
Northern Trust	HKD	79	USD	10	08/04/14	—
Northern Trust	HKD	156	USD	20	08/04/14	—
Northern Trust	HKD	450	USD	58	08/04/14	—
Northern Trust	HKD	471	USD	61	08/04/14	—
Northern Trust	HUF	249,826	USD	1,074	08/01/14	8
Royal Bank of Canada	USD	7,892	BRL	17,895	08/04/14	(5)
Royal Bank of Canada	USD	7,959	BRL	17,895	09/03/14	(140)
Royal Bank of Canada	BRL	17,895	USD	8,026	08/04/14	139
Royal Bank of Scotland	USD	5,237	BRL	11,686	08/04/14	(86)
Royal Bank of Scotland	USD	6,037	CLP	3,406,239	09/17/14	(110)
Royal Bank of Scotland	USD	1,911	COP	3,606,581	09/17/14	2
Royal Bank of Scotland	USD	4,087	COP	7,793,719	09/17/14	46
Royal Bank of Scotland	USD	3,344	IDR	39,938,726	09/17/14	79
Royal Bank of Scotland	USD	8,156	MXN	106,083	09/17/14	(158)
Royal Bank of Scotland	USD	8,404	MYR	27,044	09/17/14	28
Royal Bank of Scotland	USD	1,060	ZAR	11,179	09/17/14	(25)
Royal Bank of Scotland	BRL	11,686	USD	5,154	08/04/14	3
Royal Bank of Scotland	CLP	3,406,239	USD	5,976	09/17/14	49
Royal Bank of Scotland	COP	7,793,719	USD	4,062	09/17/14	(71)
Royal Bank of Scotland	KRW	7,452,855	USD	7,216	09/17/14	(18)
Standard Chartered	USD	4,618	BRL	10,303	08/04/14	(77)
Standard Chartered	USD	12,877	INR	774,000	09/17/14	(219)
Standard Chartered	USD	15,426	ZAR	168,210	09/17/14	148
Standard Chartered	BRL	10,303	USD	4,544	08/04/14	3
Standard Chartered	BRL	10,303	USD	4,579	09/03/14	78
Standard Chartered	RUB	339,290	USD	9,668	09/17/14	275
State Street	USD	265	AED	974	08/04/14	—
State Street	USD	48	BRL	107	08/01/14	(1)
State Street	USD	7,892	BRL	17,895	08/04/14	(5)
State Street	USD	8,018	BRL	17,895	08/04/14	(130)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 109

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	7,965	BRL	17,895	09/03/14	(147)
State Street	USD	104	HKD	803	08/01/14	—
State Street	USD	208	HKD	1,608	08/01/14	—
State Street	USD	791	HKD	6,131	08/01/14	—
State Street	USD	1,503	HKD	11,645	08/01/14	—
State Street	USD	63	HKD	485	08/04/14	—
State Street	USD	90	HKD	694	08/04/14	—
State Street	USD	308	HKD	2,385	08/04/14	—
State Street	USD	1,992	HKD	15,440	08/05/14	—
State Street	USD	3,871	HKD	30,000	09/17/14	1
State Street	USD	7,742	HKD	60,000	09/17/14	1
State Street	USD	9	HUF	2,035	08/01/14	—
State Street	USD	9	HUF	2,008	08/05/14	—
State Street	USD	33	HUF	7,804	08/05/14	—
State Street	USD	287	IDR	3,321,417	08/05/14	—
State Street	USD	523	KRW	535,921	08/01/14	(2)
State Street	USD	306	MXN	4,000	09/17/14	(4)
State Street	USD	1,919	MXN	25,000	09/17/14	(34)
State Street	USD	3	THB	103	08/01/14	—
State Street	USD	219	THB	6,965	08/01/14	(2)
State Street	USD	8	THB	249	08/04/14	—
State Street	USD	466	TRY	1,000	09/17/14	(4)
State Street	USD	1,391	ZAR	15,000	09/17/14	(2)
State Street	BRL	451	USD	198	08/01/14	(1)
State Street	BRL	17,895	USD	8,033	08/04/14	145
State Street	BRL	17,895	USD	7,892	08/04/14	5
State Street	HKD	217	USD	28	08/01/14	—
State Street	HKD	743	USD	96	08/01/14	—
State Street	HUF	720,037	USD	3,187	09/17/14	120
State Street	IDR	311,915	USD	27	08/04/14	—
State Street	IDR	462,740	USD	40	08/04/14	—
State Street	IDR	2,288,210	USD	197	08/05/14	(1)
State Street	KRW	120,000	USD	118	09/17/14	2
State Street	MXN	185	USD	14	08/01/14	—
State Street	MYR	321	USD	100	08/01/14	—
State Street	MYR	707	USD	222	08/01/14	1
State Street	MYR	393	USD	123	08/04/14	—
State Street	PHP	36,151	USD	831	08/04/14	—
State Street	PHP	5,921	USD	136	08/05/14	—
State Street	THB	7,094	USD	223	08/01/14	2
State Street	THB	5,997	USD	187	08/04/14	—
State Street	TRY	48	USD	23	08/01/14	1
State Street	ZAR	144	USD	14	08/04/14	—
State Street	ZAR	570	USD	54	08/04/14	1
Westpac	USD	5,445	ZAR	59,567	09/17/14	70
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						38

See accompanying notes which are an integral part of this quarterly report.

110 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Index Swap Contracts(*)
Amounts in thousands
Fund Receives		Notional	Termination	Fair Value
Underlying Security	Counterparty	Amount	Date	$
Bovespa Index Futures	Goldman Sachs	BRL 38,863	08/13/14	152
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)				152

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Common Stocks
Argentina	$2,683	$—		$—		$2,683
Austria	—	1,462		—		1,462
Bermuda	12,236	35,215		—		47,451
Brazil	318,642	—		—		318,642
Canada	12,754	—		—		12,754
Cayman Islands	79,773	137,511		896		218,180
Chile	8,064	—		—		8,064
China	5,153	216,061		—		221,214
Colombia	7,979	—		—		7,979
Cyprus	386	469		—		855
Czech Republic	—	12,207		—		12,207
Egypt	—	2,627		—		2,627
Greece	—	2,435		—		2,435
Hong Kong	18,473	103,745		—		122,218
Hungary	—	11,878		—		11,878
India	41,286	188,929		—		230,215
Indonesia	—	74,271		—		74,271
Ireland	—	2,951		—		2,951
Israel	9,362	2,394		—		11,756
Jersey	—	5,055		—		5,055
Kazakhstan	2,897	—		—		2,897
Luxembourg	28,945	2,626		—		31,571
Malaysia	548	29,200		—		29,748
Mexico	137,186	—		—		137,186
Netherlands	11,364	3,550		—		14,914
Nigeria	17,445	2,219		—		19,664
Pakistan	—	3,811		—		3,811
Panama	5,670	—		—		5,670
Philippines	—	17,498		—		17,498
Poland	—	11,184		—		11,184
Qatar	4,646	—		—		4,646
Russia	88,564	60,599		—		149,163
Singapore	3,677	—		—		3,677
South Africa	16,079	129,025		—		145,104
South Korea	29,818	361,418		—		391,236
Spain	3,876	—		—		3,876
Switzerland	—	10,170		—		10,170
Taiwan	35,034	235,784		—		270,818
Thailand	—	87,708		—		87,708
Turkey	4,479	81,000		—		85,479
United Arab Emirates	—	13,365		—		13,365

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 111

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
United Kingdom	1,660	85,092		—		86,752
United States	13,693	11,561		—		25,254
Virgin Islands, British	10,050	—		—		10,050
Zimbabwe	626	—		—		626
Preferred Stocks	21,154	25,710		—		46,864
Certificates of Participation	3	37,675		—		37,678
Warrants & Rights	1	16,379		—		16,380
Short-Term Investments	—	99,700		—		99,700
Other Securities	—	99,120		—		99,120
Total Investments	954,206	2,221,604		896		3,176,706

Other Financial Instruments
Futures Contracts	1,045	—		—		1,045
Foreign Currency Exchange Contracts	154	(116)		—		38
Index Swap Contracts	—	152		—		152
Total Other Financial Instruments*	$1,199	$36		$—		$1,235

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

112 Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.3%			General Mills, Inc.	31,756	1,593
Consumer Discretionary - 13.8%			Kellogg Co.	2,940	176
Amazon.com, Inc.(Æ)	24,899	7,793	Kimberly-Clark Corp.	13,632	1,416
AutoZone, Inc.(Æ)	2,200	1,138	Kraft Foods Group, Inc.(Æ)	6,728	361
Avon Products, Inc.	119,290	1,575	Kroger Co. (The)	14,200	695
CBS Corp. Class B	23,776	1,351	Molson Coors Brewing Co. Class B	11,640	786
CBS Outdoor Americas, Inc.	1,570	52	Mondelez International, Inc. Class A	250,305	9,011
Comcast Corp. Class A(Æ)	305,285	16,347	PepsiCo, Inc.	76,865	6,772
Costco Wholesale Corp.	14,980	1,761	Philip Morris International, Inc.	61,581	5,050
CST Brands, Inc.	3,500	117	Procter & Gamble Co. (The)	142,826	11,043
DISH Network Corp. Class A(Æ)	10,810	669	Reynolds American, Inc.	4,647	260
Dollar Tree, Inc.(Æ)	5,970	325	Sysco Corp.	6,717	240
eBay, Inc.(Æ)	126,801	6,695	Walgreen Co.	10,724	737
Estee Lauder Cos., Inc. (The) Class A	7,790	572	Whole Foods Market, Inc.	146,057	5,582
Expedia, Inc.	5,900	469			81,317
Ford Motor Co.	571,377	9,725
General Motors Co.	159,650	5,399	Energy - 8.1%
Harman International Industries, Inc.	8,230	893	Anadarko Petroleum Corp.	15,007	1,604
Home Depot, Inc.	46,490	3,759	Apache Corp.	45,954	4,718
Interpublic Group of Cos., Inc. (The)	174,350	3,436	Baker Hughes, Inc.	31,086	2,138
Johnson Controls, Inc.	21,100	997	Cheniere Energy, Inc.(Æ)	5,800	410
KAR Auction Services, Inc.	191,598	5,616	Chevron Corp.	72,161	9,326
Lennar Corp. Class A	2,800	101	ConocoPhillips	22,773	1,879
Liberty Global PLC(Æ)	130,656	5,225	Devon Energy Corp.	2,326	176
Lowe's Cos., Inc.	196,995	9,426	Ensco PLC Class A	12,820	649
Macy's, Inc.	12,300	711	EOG Resources, Inc.	18,559	2,031
McDonald's Corp.	2,500	236	EQT Corp.	7,800	732
Nike, Inc. Class B	35,713	2,755	Exxon Mobil Corp.	138,856	13,738
Norwegian Cruise Line Holdings, Ltd.(Æ)	91,500	2,999	Halliburton Co.	138,792	9,575
Priceline Group, Inc. (The)(Æ)	1,480	1,839	Hess Corp.	3,257	322
PulteGroup, Inc.	44,100	778	Kinder Morgan, Inc.	3,724	134
Ross Stores, Inc.	9,400	605	Marathon Oil Corp.	49,453	1,916
Royal Caribbean Cruises, Ltd.	13,290	793	Marathon Petroleum Corp.	10,368	866
Starbucks Corp.	163,745	12,720	National Oilwell Varco, Inc.	35,624	2,887
Starwood Hotels & Resorts Worldwide, Inc.	67,681	5,201	NOW, Inc.(Æ)	542	17
Target Corp.	41,800	2,491	Occidental Petroleum Corp.	116,386	11,372
Time Warner Cable, Inc.	11,030	1,601	Phillips 66(Æ)	30,920	2,508
Time Warner, Inc.	100,760	8,365	Pioneer Natural Resources Co.	816	181
Time, Inc.(Æ)	6,695	161	QEP Resources, Inc.	7,940	262
TJX Cos., Inc.	38,990	2,078	Schlumberger, Ltd.	165,501	17,939
TRW Automotive Holdings Corp.(Æ)	7,140	730	Spectra Energy Corp.	3,817	156
VF Corp.	35,920	2,201	Tesoro Corp.	24,800	1,526
Viacom, Inc. Class B	29,965	2,477	Valero Energy Corp.	23,952	1,217
Wal-Mart Stores, Inc.	10,100	743	Weatherford International(Æ)	190,691	4,266
Walt Disney Co. (The)	143,239	12,301	Williams Cos., Inc. (The)	8,430	477
Wyndham Worldwide Corp.	66,474	5,022			93,022
Yum! Brands, Inc.	109,159	7,576
		157,824	Financial Services - 17.3%
			ACE, Ltd.	82,772	8,285
Consumer Staples - 7.1%			Alliance Data Systems Corp.(Æ)	1,700	446
Altria Group, Inc.	22,736	923	American Express Co.	91,033	8,011
Anheuser-Busch - ADR	40,694	4,394	American International Group, Inc.	233,854	12,156
Archer-Daniels-Midland Co.	37,559	1,743	American Tower Corp. Class A(ö)	107,891	10,184
Coca-Cola Co. (The)	129,523	5,089	Aon PLC	107,177	9,041
Coca-Cola Enterprises, Inc.	8,500	386	AvalonBay Communities, Inc.(ö)	5,000	740
Colgate-Palmolive Co.	114,745	7,275	Axis Capital Holdings, Ltd.	7,100	306
Constellation Brands, Inc. Class A(Æ)	13,140	1,094	Bank of America Corp.	262,960	4,010
CVS Caremark Corp.	202,976	15,499	BB&T Corp.	11,890	440
Dr Pepper Snapple Group, Inc.	20,280	1,192	Berkshire Hathaway, Inc. Class B(Æ)	83,269	10,444

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 113

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Boston Properties, Inc.(ö)	7,840	937	Celgene Corp.(Æ)	43,512	3,792
Capital One Financial Corp.	149,953	11,927	Cerner Corp.(Æ)	104,939	5,793
Charles Schwab Corp. (The)	48,330	1,341	Covidien PLC	60,341	5,220
CIT Group, Inc.	21,650	1,063	Eli Lilly & Co.	3,793	232
Citigroup, Inc.	179,420	8,775	Express Scripts Holding Co.(Æ)	2,969	207
CME Group, Inc. Class A	2,900	214	Gilead Sciences, Inc.(Æ)	5,836	534
Comerica, Inc.	8,400	422	Humana, Inc.	15,380	1,809
DiamondRock Hospitality Co.(ö)	24,170	296	Intuitive Surgical, Inc.(Æ)	104	48
Discover Financial Services	6,200	379	Johnson & Johnson	118,763	11,887
Everest Re Group, Ltd.	900	140	Mallinckrodt PLC(Æ)	143	10
Extra Space Storage, Inc.(ö)	6,120	317	McKesson Corp.	8,819	1,692
Fidelity National Information Services, Inc.	2,700	152	Medtronic, Inc.	3,888	240
General Growth Properties, Inc.(ö)	6,400	150	Merck & Co., Inc.	60,854	3,453
Goldman Sachs Group, Inc. (The)	53,663	9,277	Mylan, Inc.(Æ)	2,000	99
Hartford Financial Services Group, Inc.	145,310	4,964	PerkinElmer, Inc.	2,100	97
Highwoods Properties, Inc.(ö)	11,240	473	Perrigo Co. PLC	33,856	5,094
Intercontinental Exchange, Inc.	4,690	902	Pfizer, Inc.	196,601	5,642
Invesco, Ltd.	31,200	1,174	Regeneron Pharmaceuticals, Inc.(Æ)	12,429	3,930
JPMorgan Chase & Co.	190,442	10,983	Sanofi - ADR	163,511	8,547
Kilroy Realty Corp.(ö)	9,100	563	St. Jude Medical, Inc.	59,360	3,870
Liberty Property Trust(ö)	11,850	417	Stryker Corp.	15,305	1,221
Lincoln National Corp.	7,340	385	Teva Pharmaceutical Industries, Ltd. - ADR	86,850	4,646
Loews Corp.	55,100	2,321	Thermo Fisher Scientific, Inc.	42,473	5,160
Markel Corp.(Æ)	8,780	5,550	UnitedHealth Group, Inc.	103,828	8,415
Marsh & McLennan Cos., Inc.	25,130	1,276	Valeant Pharmaceuticals International, Inc.
MasterCard, Inc. Class A	18,600	1,379	(Æ)	4,400	516
MetLife, Inc.	221,609	11,657	Vertex Pharmaceuticals, Inc.(Æ)	8,600	765
Morgan Stanley	65,640	2,123	WellPoint, Inc.	55,020	6,042
PNC Financial Services Group, Inc. (The)	18,310	1,512	Zoetis, Inc. Class A	13,700	451
Prologis, Inc.(ö)	12,840	524			126,725
Prudential Financial, Inc.	13,110	1,140
Realogy Holdings Corp.(Æ)	157,941	5,806	Materials and Processing - 4.6%
Simon Property Group, Inc.(ö)	8,990	1,512	Agrium, Inc.	21,600	1,967
State Street Corp.	112,668	7,936	Air Products & Chemicals, Inc.	2,000	264
SunTrust Banks, Inc.	13,750	523	Alcoa, Inc.	81,790	1,340
SVB Financial Group(Æ)	2,100	229	AngloGold Ashanti, Ltd. - ADR(Æ)	66,050	1,135
TD Ameritrade Holding Corp.	6,600	212	Axiall Corp.	5,720	245
Twenty-First Century Fox, Inc.(Æ)	23,180	734	Ball Corp.	5,700	349
Unum Group	114,160	3,919	CF Industries Holdings, Inc.	1,700	426
US Bancorp	11,100	467	Crown Holdings, Inc.(Æ)	13,100	610
Visa, Inc. Class A	63,039	13,302	Dow Chemical Co. (The)	173,342	8,853
Washington Prime Group, Inc.(Æ)(ö)	4,015	76	Ecolab, Inc.	93,263	10,122
Wells Fargo & Co.	332,823	16,941	EI du Pont de Nemours & Co.	14,100	907
		198,453	Fastenal Co.	139,076	6,168
			Freeport-McMoRan, Inc.	21,090	785
Health Care - 11.0%			Ingersoll-Rand PLC	38,600	2,269
Abbott Laboratories	52,095	2,194	Martin Marietta Materials, Inc.	2,440	303
AbbVie, Inc.	82,896	4,339	Masco Corp.	34,250	712
Actavis PLC(Æ)	2,960	634	Monsanto Co.	67,995	7,690
Aetna, Inc.	13,138	1,019	Mosaic Co. (The)	11,400	526
Alexion Pharmaceuticals, Inc.(Æ)	7,010	1,115	Pentair PLC(Æ)	6,410	411
Allergan, Inc.	29,042	4,817	PPG Industries, Inc.	2,130	422
Amgen, Inc.	74,823	9,532	Praxair, Inc.	51,851	6,644
Baxter International, Inc.	43,072	3,217	Rock-Tenn Co. Class A	1,300	129
Becton Dickinson and Co.	743	86	United States Steel Corp.	25,530	855
Biogen Idec, Inc.(Æ)	12,638	4,226			53,132
Boston Scientific Corp.(Æ)	86,880	1,110
Bristol-Myers Squibb Co.	81,695	4,135	Producer Durables - 11.0%
CareFusion Corp.(Æ)	20,300	889	3M Co.	9,436	1,329

See accompanying notes which are an integral part of this quarterly report.
114 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Accenture PLC Class A	24,750	1,962		International Business Machines Corp.	8,660	1,660
American Airlines Group, Inc.	4,398	171		Intuit, Inc.	59,572	4,883
Automatic Data Processing, Inc.	92,687	7,536		KLA-Tencor Corp.	11,520	824
B/E Aerospace, Inc.(Æ)	56,264	4,790		Lam Research Corp.	17,730	1,241
Boeing Co. (The)	33,702	4,060		LinkedIn Corp. Class A(Æ)	29,154	5,266
Caterpillar, Inc.	3,844	387		Microsoft Corp.	383,083	16,534
CSX Corp.	92,725	2,774		Oracle Corp.	464,046	18,743
Cummins, Inc.	1,140	159		QUALCOMM, Inc.	183,959	13,558
Danaher Corp.	3,730	276		Salesforce.com, Inc.(Æ)	84,978	4,610
Deere & Co.	8,655	737		SanDisk Corp.	9,430	865
Delta Air Lines, Inc.	24,230	908	SAP SE	- ADR	53,588	4,206
Eaton Corp. PLC	30,169	2,049		Teradyne, Inc.	114,600	2,088
Emerson Electric Co.	45,098	2,871		Twitter, Inc.(Æ)	2,959	134
FedEx Corp.	1,813	266		VMware, Inc. Class A(Æ)	5,220	519
Flowserve Corp.	4,020	298		Xilinx, Inc.	23,600	971
Fluor Corp.	33,170	2,417				159,213
General Dynamics Corp.	1,871	218
General Electric Co.	346,965	8,726		Utilities - 4.5%
Honeywell International, Inc.	191,247	17,562		American Electric Power Co., Inc.	26,037	1,354
Illinois Tool Works, Inc.	2,117	174		AT&T, Inc.	136,363	4,853
L-3 Communications Holdings, Inc. Class 3	7,550	792		Calpine Corp.(Æ)	276,248	6,089
Lockheed Martin Corp.	1,662	278		Canadian Natural Resources, Ltd.	71,850	3,133
Mettler-Toledo International, Inc.(Æ)	22,700	5,837		CenturyLink, Inc.	66,554	2,612
Norfolk Southern Corp.	13,639	1,387		CMS Energy Corp.	27,650	800
Northrop Grumman Corp.	1,327	164		Dominion Resources, Inc.	31,491	2,130
PACCAR, Inc.	74,400	4,633		DTE Energy Co.	3,580	264
Parker Hannifin Corp.	800	92		Duke Energy Corp.	15,358	1,108
Peerless Industrial Group Class C(Æ)	56,809	4,778		Edison International	6,100	334
Raytheon Co.	23,389	2,123		Entergy Corp.	3,170	231
Sensata Technologies Holding NV(Æ)	253,252	11,710		Exelon Corp.	38,686	1,202
SPX Corp.	4,600	456		FirstEnergy Corp.	9,170	286
TransDigm Group, Inc.	30,459	5,115		NextEra Energy, Inc.	35,151	3,300
Tyco International, Ltd.	178,078	7,684		NiSource, Inc.	25,300	953
Union Pacific Corp.	110,122	10,826		NRG Energy, Inc.	70,100	2,170
United Continental Holdings, Inc.(Æ)	7,170	333		PG&E Corp.	10,357	463
United Parcel Service, Inc. Class B	9,660	938		Public Service Enterprise Group, Inc.	32,790	1,153
United Technologies Corp.	85,099	8,948		Questar Corp.	15,000	334
Waste Management, Inc.	2,884	129		Sempra Energy	14,900	1,486
WW Grainger, Inc.	3,770	887		Southern Co.	18,942	820
		126,780		Sprint Corp.(Æ)	18,518	136
				Talisman Energy, Inc.	407,650	4,260
Technology - 13.9%				Verizon Communications, Inc.	235,350	11,866
Adobe Systems, Inc.(Æ)	74,304	5,135				51,337
Analog Devices, Inc.	86,926	4,314
Apple, Inc.	190,298	18,187		Total Common Stocks
Applied Materials, Inc.	28,900	606		(cost $797,490)		1,047,803
Avago Technologies, Ltd. Class A	23,580	1,636	Short	-Term Investments - 8.5%
Broadcom Corp. Class A	19,270	737		Russell U.S. Cash Management Fund	97,189,630(8)	97,190
CA, Inc.	124,300	3,590		Total Short-Term Investments
Cisco Systems, Inc.	230,090	5,805		(cost $97,190)		97,190
Citrix Systems, Inc.(Æ)	10,370	702		Total Investments 99.8%
Cognizant Technology Solutions Corp. Class				(identified cost $894,680)		1,144,993
A(Æ)	32,400	1,589
EMC Corp.	307,178	9,000
Equinix, Inc.(Æ)	26,599	5,706		Other Assets and Liabilities, Net
Facebook, Inc. Class A(Æ)	22,000	1,598		- 0.2%		1,964
Freescale Semiconductor, Ltd.(Æ)	7,400	148		Net Assets - 100.0%		1,146,957
Google, Inc. Class C(Æ)	40,109	23,017
Hewlett-Packard Co.	37,670	1,341

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 115

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		1,006	USD	96,817	09/14	(966)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(966)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$157,824	$—			$—	$157,824
Consumer Staples	81,317	—			—	81,317
Energy	93,022	—			—	93,022
Financial Services	198,453	—			—	198,453
Health Care	126,725	—			—	126,725
Materials and Processing	53,132	—			—	53,132
Producer Durables	126,780	—			—	126,780
Technology	159,213	—			—	159,213
Utilities	51,337	—			—	51,337
Short-Term Investments	—	97,190			—	97,190
Total Investments	1,047,803	97,190			—	1,144,993

Other Financial Instruments
Futures Contracts	(966)	—			—	(966)
Total Other Financial Instruments*	$(966)	$—			$—	$(966)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

116 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 89.3%			Red Robin Gourmet Burgers, Inc.(Æ)	2,684	173
Consumer Discretionary - 12.7%			Ross Stores, Inc.	2,423	156
1-800-Flowers.com, Inc. Class A(Æ)	23,338	120	Sally Beauty Holdings, Inc.(Æ)	74,106	1,923
Aaron's, Inc. Class A	5,967	157	Service Corp. International	12,050	253
ANN, Inc.(Æ)	25,330	931	Shoe Carnival, Inc.	6,564	117
Barnes & Noble, Inc.(Æ)	7,464	155	Shutterfly, Inc.(Æ)	30,498	1,504
Beazer Homes USA, Inc.(Æ)	7,306	112	Signet Jewelers, Ltd.	3,381	344
Biglari Holdings, Inc.(Æ)	293	125	Starz(Æ)	5,402	154
Brinker International, Inc.	5,264	236	Tenneco, Inc.(Æ)	20,448	1,303
Buffalo Wild Wings, Inc.(Æ)	6,100	886	Tiffany & Co.	1,713	167
Cabela's, Inc.(Æ)	17,208	1,004	Tilly's, Inc. Class A(Æ)	79,158	599
Callaway Golf Co.	17,821	135	TiVo, Inc.(Æ)	12,831	173
Capella Education Co.	20,402	1,305	Toll Brothers, Inc.(Æ)	54,402	1,778
CarMax, Inc.(Æ)	3,653	178	Tractor Supply Co.	6,838	425
Carter's, Inc.	11,109	851	Tumi Holdings, Inc.(Æ)	27,100	571
Cheesecake Factory, Inc. (The)	16,639	714	Tupperware Brands Corp.	2,897	211
Chico's FAS, Inc.	10,882	172	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	341	32
Conversant, Inc.(Æ)	6,302	147	Under Armour, Inc. Class A(Æ)	1,557	104
Cooper Tire & Rubber Co.	4,271	123	Wolverine World Wide, Inc.	12,780	310
Dana Holding Corp.	9,122	204	Wyndham Worldwide Corp.	2,673	202
DeVry Education Group, Inc.	21,545	861			37,501
Domino's Pizza, Inc.	12,386	892
Dorman Products, Inc.(Æ)(Ñ)	27,712	1,202	Consumer Staples - 3.2%
DR Horton, Inc.	36,884	764	Boulder Brands, Inc.(Æ)	70,785	803
DreamWorks Animation SKG, Inc. Class			Casey's General Stores, Inc.	31,935	2,113
A(Æ)	5,857	117	Constellation Brands, Inc. Class A(Æ)	2,422	202
Ethan Allen Interiors, Inc.	32,933	755	Dean Foods Co.	9,638	148
Five Below, Inc.(Æ)	16,610	608	Energizer Holdings, Inc.	829	95
Gannett Co., Inc.	7,865	257	Fresh Market, Inc. (The)(Æ)	35,666	1,068
Gentex Corp.	6,490	188	Hain Celestial Group, Inc. (The)(Æ)	2,875	246
Gentherm, Inc.(Æ)	38,134	1,596	Herbalife, Ltd.	824	43
G-III Apparel Group, Ltd.(Æ)	15,400	1,196	Hillshire Brands Co. (The)	1,757	110
Goodyear Tire & Rubber Co. (The)	9,881	249	JM Smucker Co. (The)	1,628	162
Grand Canyon Education, Inc.(Æ)	5,539	238	Monster Beverage Corp.(Æ)	2,242	143
Hanesbrands, Inc.	3,303	323	Rite Aid Corp.(Æ)	7,073	47
Helen of Troy, Ltd.(Æ)	13,050	700	Snyders-Lance, Inc.	32,750	813
Hertz Global Holdings, Inc.(Æ)	6,972	197	SUPERVALU, Inc.(Æ)	117,293	1,076
Hibbett Sports, Inc.(Æ)	7,940	396	TreeHouse Foods, Inc.(Æ)	27,202	1,999
Hillenbrand, Inc.	25,557	768	WhiteWave Foods Co. (The) Class A(Æ)	14,355	428
Iconix Brand Group, Inc.(Æ)	6,240	264			9,496
International Game Technology	2,008	34
Interpublic Group of Cos., Inc. (The)	14,186	280	Energy - 4.8%
Jack in the Box, Inc.	18,145	1,038	Athlon Energy, Inc.(Æ)	23,316	1,111
John Wiley & Sons, Inc. Class A(Æ)	3,050	183	Basic Energy Services, Inc.(Æ)	8,450	203
Kate Spade & Co.(Æ)	26,352	997	Bill Barrett Corp.(Æ)	42,461	1,019
Lamar Advertising Co. Class A	2,956	148	C&J Energy Services, Inc.(Æ)	5,121	153
Liberty Media Corp. Class A(Æ)	1,049	49	Cabot Oil & Gas Corp.	4,672	154
Liberty Media Corp.(Æ)	2,098	99	Carrizo Oil & Gas, Inc.(Æ)	3,467	213
Life Time Fitness, Inc.(Æ)	2,971	117	Cheniere Energy, Inc.(Æ)	3,515	249
LKQ Corp.(Æ)	42,380	1,108	Civeo Corp.(Æ)	5,074	129
Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	10,040	544	Dril-Quip, Inc.(Æ)	12,533	1,263
Matthews International Corp. Class A	13,450	585	Exterran Holdings, Inc.	6,019	254
Monro Muffler Brake, Inc.	19,085	969	First Solar, Inc.(Æ)	4,368	276
Nu Skin Enterprises, Inc. Class A	577	34	Gulfport Energy Corp.(Æ)	3,174	170
NVR, Inc.(Æ)	30	34	Helmerich & Payne, Inc.	762	81
Polaris Industries, Inc.	4,543	670	Laredo Petroleum, Inc.(Æ)	27,906	757
Pool Corp.	14,006	767	Magnum Hunter Resources Corp.(Æ)	20,206	130
PulteGroup, Inc.	8,808	156	McDermott International, Inc.(Æ)(Ñ)	109,790	801
PVH Corp.	580	64	Nabors Industries, Ltd.	3,066	83

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 117

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Newfield Exploration Co.(Æ)	1,370	55	Essex Property Trust, Inc.(ö)	750	142
Oasis Petroleum, Inc.(Æ)	18,217	974	Evercore Partners, Inc. Class A	10,597	578
Oceaneering International, Inc.	3,328	226	Everest Re Group, Ltd.	204	32
Oil States International, Inc.(Æ)	2,537	155	Extra Space Storage, Inc.(ö)	5,406	280
QEP Resources, Inc.	1,074	36	Fair Isaac Corp.	17,835	1,019
Rosetta Resources, Inc.(Æ)	3,716	190	Federal Agricultural Mortgage Corp. Class C	4,640	135
SM Energy Co.	421	33	Federal Realty Investment Trust(ö)	2,297	280
SunCoke Energy, Inc.(Æ)	7,348	168	FelCor Lodging Trust, Inc.(ö)	138,732	1,453
SunPower Corp. Class A(Æ)(Ñ)	7,412	272	Financial Engines, Inc.	17,345	676
Superior Energy Services, Inc.	27,585	927	First Financial Bankshares, Inc.(Ñ)	8,720	256
Synergy Resources Corp.(Æ)	12,491	131	First Industrial Realty Trust, Inc.(ö)	82,703	1,493
Targa Resources Corp.	366	47	First Midwest Bancorp, Inc.	25,974	421
Tesoro Corp.	3,098	191	Fiserv, Inc.(Æ)	22,500	1,388
Ultra Petroleum Corp.(Æ)	1,353	31	FNB Corp.	27,025	332
Walter Energy, Inc. Class A	408	2	FNF Group	7,383	200
Weatherford International(Æ)	103,800	2,322	FNFV Group(Æ)	2,460	40
Whiting Petroleum Corp.(Æ)	3,134	277	Genworth Financial, Inc. Class A(Æ)	44,497	583
Willbros Group, Inc.(Æ)	72,286	838	Glacier Bancorp, Inc.	38,664	1,024
World Fuel Services Corp.	3,375	145	Green Dot Corp. Class A(Æ)	7,567	136
WPX Energy, Inc.(Æ)	1,356	28	Hanover Insurance Group, Inc. (The)	40,019	2,314
		14,094	Health Care, Inc.(ö)	1,344	86
			Healthcare Realty Trust, Inc.(ö)	19,335	478
Financial Services - 19.0%			Home Loan Servicing Solutions, Ltd.	5,439	116
Advent Software, Inc.	5,097	165	Home Properties, Inc.(ö)	2,156	142
Affiliated Managers Group, Inc.(Æ)	3,810	759	Hudson City Bancorp, Inc.	21,384	209
American Equity Investment Life Holding			Huntington Bancshares, Inc.	21,443	211
Co.	43,955	973	Iberiabank Corp.	2,759	181
AmREIT, Inc. Class B(ö)	5,658	131	Imperial Holdings, Inc.(Æ)	12,830	88
Apollo Investment Corp.	9,487	81	Inland Real Estate Corp.(ö)	14,388	149
Arch Capital Group, Ltd.(Æ)	1,500	80	iStar Financial, Inc.(Æ)(ö)	15,472	223
Ares Capital Corp.	10,550	176	Jones Lang LaSalle, Inc.	6,449	798
Argo Group International Holdings, Ltd.	21,594	1,076	Kayne Anderson Energy Development Co.	5,082	168
Assured Guaranty, Ltd.	7,127	159	KeyCorp	15,208	206
Astoria Financial Corp.	9,675	125	Macerich Co. (The)(ö)	2,415	157
Axis Capital Holdings, Ltd.	5,244	226	Markel Corp.(Æ)	428	271
Banco Latinoamericano de Comercio Exterior			MBIA, Inc.(Æ)	12,508	120
SA Class E	6,718	199	MGIC Investment Corp.(Æ)	152,158	1,124
BancorpSouth, Inc.	69,785	1,456	Mid-America Apartment Communities, Inc.
Bank of the Ozarks, Inc.	38,820	1,195	(ö)	2,173	152
Broadridge Financial Solutions, Inc.	5,818	235	National Health Investors, Inc.(ö)	12,368	739
Camden Property Trust(ö)	3,242	235	Navigators Group, Inc. (The)(Æ)	2,541	155
Cardtronics, Inc.(Æ)	34,125	1,316	New York Mortgage Trust, Inc.(ö)	19,093	144
Cash America International, Inc.	3,126	139	Northwest Bancshares, Inc.	8,090	100
CBL & Associates Properties, Inc.(ö)	9,772	183	Old National Bancorp	72,195	966
CBOE Holdings, Inc.	3,885	188	Old Republic International Corp.	12,183	175
Cedar Realty Trust, Inc.(ö)	20,389	128	Oritani Financial Corp.	8,387	124
Chesapeake Lodging Trust(ö)	28,669	851	PacWest Bancorp	24,916	1,038
Chimera Investment Corp.(ö)	44,201	140	Pebblebrook Hotel Trust(ö)	4,149	151
City National Corp.	22,700	1,708	PennyMac Mortgage Investment Trust(ö)	6,200	133
Columbia Banking System, Inc.	5,350	136	Post Properties, Inc.(ö)	3,782	205
Comerica, Inc.	20,156	1,013	Prosperity Bancshares, Inc.	9,644	561
Community Bank System, Inc.	24,814	874	Protective Life Corp.	520	36
Corrections Corp. of America(ö)	5,353	172	PS Business Parks, Inc.(ö)	10,300	850
CVB Financial Corp.	10,947	167	Radian Group, Inc.	16,993	215
DCT Industrial Trust, Inc.(ö)	213,400	1,671	Raymond James Financial, Inc.	4,148	211
DuPont Fabros Technology, Inc.(ö)	9,425	258	Reinsurance Group of America, Inc. Class A	2,529	203
E*Trade Financial Corp.(Æ)	50,497	1,061	Resource Capital Corp.(ö)	13,779	76
Endurance Specialty Holdings, Ltd.	17,337	917	Retail Opportunity Investments Corp.(ö)	9,870	152
Equifax, Inc.	4,071	310	Retail Properties of America, Inc. Class A(ö)	120,400	1,812

See accompanying notes which are an integral part of this quarterly report.

118 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ryman Hospitality Properties, Inc.(ö)	4,049	193	MEDNAX, Inc.(Æ)	4,820	285
Selective Insurance Group, Inc.	78,115	1,741	Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	20,422	121
Signature Bank(Æ)	8,372	958	MiMedx Group, Inc.(Æ)(Ñ)	80,364	555
SL Green Realty Corp.(ö)	1,767	190	MWI Veterinary Supply, Inc.(Æ)	13,515	1,909
StanCorp Financial Group, Inc.	2,478	150	Myriad Genetics, Inc.(Æ)	864	31
State Bank Financial Corp.	49,926	824	Omnicell, Inc.(Æ)	8,346	229
Sterling Bancorp	64,155	763	Orexigen Therapeutics, Inc.(Æ)(Ñ)	26,292	131
Sun Communities, Inc.(Ñ)(ö)	26,633	1,402	Orthofix International NV(Æ)	4,798	159
Tanger Factory Outlet Centers, Inc.(ö)	5,573	193	PerkinElmer, Inc.	13,101	606
Texas Capital Bancshares, Inc.(Æ)	17,549	913	Pharmacyclics, Inc.(Æ)	552	66
Two Harbors Investment Corp.(ö)	14,321	147	Qiagen NV(Æ)	2,060	50
UMB Financial Corp.	13,725	777	Quality Systems, Inc.	8,857	137
Umpqua Holdings Corp.	54,842	928	Questcor Pharmaceuticals, Inc.	5,242	472
Universal Insurance Holdings, Inc.	9,753	118	Regeneron Pharmaceuticals, Inc.(Æ)	337	107
Ventas, Inc.(ö)	2,256	143	ResMed, Inc.(Ñ)	4,741	245
Waddell & Reed Financial, Inc. Class A	4,533	239	Salix Pharmaceuticals, Ltd.(Æ)	395	52
Walter Investment Management Corp.(Æ)(Ñ)	20,740	572	Seattle Genetics, Inc.(Æ)	4,553	160
Webster Financial Corp.	26,742	767	Spectrum Pharmaceuticals, Inc.(Æ)	17,827	126
Westamerica Bancorporation	2,883	138	Team Health Holdings, Inc.(Æ)	17,389	983
White Mountains Insurance Group, Ltd.	58	35	Tenet Healthcare Corp.(Æ)	4,944	261
WSFS Financial Corp.	2,677	192	Trevena, Inc.(Æ)	15,004	103
Zions Bancorporation	25,358	731	Universal Health Services, Inc. Class B	515	55
		56,324	US Physical Therapy, Inc.	27,991	978
			VCA, Inc.(Æ)	78,296	2,920
Health Care - 10.1%			Wright Medical Group, Inc.(Æ)	4,682	144
Acadia Healthcare Co., Inc.(Æ)	30,255	1,442			29,970
Actavis PLC(Æ)	829	178
Akorn, Inc.(Æ)	86,629	2,939	Materials and Processing - 7.1%
Albany Molecular Research, Inc.(Æ)	42,425	808	AAON, Inc.	11,226	220
Alere, Inc.(Æ)	5,509	220	Acuity Brands, Inc.	16,459	1,766
Alexion Pharmaceuticals, Inc.(Æ)	1,299	207	Airgas, Inc.	1,657	177
Align Technology, Inc.(Æ)	5,065	275	Allegheny Technologies, Inc.	18,063	680
Alkermes PLC(Æ)	3,609	154	Ashland, Inc.	2,458	257
Alnylam Pharmaceuticals, Inc.(Æ)	3,127	169	Ball Corp.	4,470	274
Analogic Corp.	11,395	819	Belden, Inc.	17,560	1,192
Auxilium Pharmaceuticals, Inc.(Æ)(Ñ)	5,769	116	Calgon Carbon Corp.(Æ)	44,000	933
BioMarin Pharmaceutical, Inc.(Æ)	2,801	173	Carpenter Technology Corp.	11,991	649
Catamaran Corp.(Æ)	19,585	891	Clarcor, Inc.	13,025	773
Celldex Therapeutics, Inc.(Æ)	10,650	139	Compass Minerals International, Inc.	10,370	892
Chemed Corp.	2,336	238	Crown Holdings, Inc.(Æ)	5,723	266
Community Health Systems, Inc.(Æ)	737	35	Eagle Materials, Inc.	3,008	273
Cooper Cos., Inc. (The)	2,058	331	Eastman Chemical Co.	2,170	171
Covance, Inc.(Æ)	6,157	517	Hexcel Corp.(Æ)	32,482	1,210
Cyberonics, Inc.(Æ)	17,244	1,026	Horsehead Holding Corp.(Æ)	11,069	207
DexCom, Inc.(Æ)	9,624	363	Innophos Holdings, Inc.	15,420	932
Greatbatch, Inc.(Æ)	27,475	1,360	International Flavors & Fragrances, Inc.	629	64
Haemonetics Corp.(Æ)	32,596	1,159	Intrepid Potash, Inc.(Æ)(Ñ)	44,497	659
Henry Schein, Inc.(Æ)	1,751	204	Koppers Holdings, Inc.	20,600	742
Hologic, Inc.(Æ)	9,896	258	Lennox International, Inc.	3,222	275
ICON PLC(Æ)	26,560	1,376	Martin Marietta Materials, Inc.	5,052	628
Integra LifeSciences Holdings Corp.(Æ)	17,898	849	Minerals Technologies, Inc.	19,497	1,132
InterMune, Inc. Class A(Æ)	825	36	MRC Global, Inc.(Æ)	16,023	430
Invacare Corp.	58,990	883	Owens Corning	4,057	138
IPC The Hospitalist Co., Inc.(Æ)	11,962	588	Packaging Corp. of America	4,726	313
Isis Pharmaceuticals, Inc.(Æ)(Ñ)	6,951	215	Pentair PLC(Æ)	2,864	184
Jazz Pharmaceuticals PLC(Æ)	558	78	PGT, Inc.(Æ)	83,330	772
LifePoint Hospitals, Inc.(Æ)	11,488	824	PolyOne Corp.	18,217	691
MedAssets, Inc.(Æ)	8,685	184	Post Holdings, Inc.(Æ)	18,149	815
Medivation, Inc.(Æ)	421	31	RBC Bearings, Inc.	2,400	133

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 119

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Rock-Tenn Co. Class A	522	52	Lexmark International, Inc. Class A	4,190	201
Royal Gold, Inc.	955	72	Littelfuse, Inc.	2,549	222
RPM International, Inc.	6,601	292	Manitowoc Co., Inc. (The)	7,453	198
Sensient Technologies Corp.	16,063	843	MAXIMUS, Inc.	35,390	1,464
Sonoco Products Co.	4,585	179	Measurement Specialties, Inc.(Æ)	7,885	678
Steel Dynamics, Inc.	10,715	227	Mettler-Toledo International, Inc.(Æ)	812	209
Tahoe Resources, Inc.(Æ)	1,285	34	Middleby Corp.(Æ)	12,123	883
Unifi, Inc.(Æ)	35,210	1,008	MSC Industrial Direct Co., Inc. Class A	113	10
Universal Forest Products, Inc.	2,998	131	Navigant Consulting, Inc.(Æ)	8,155	133
Valspar Corp.	421	32	Nordic American Offshore, Ltd.	142	3
WR Grace & Co.(Æ)	2,986	272	Nordic American Tankers, Ltd.(Ñ)	16,462	142
		20,990	Orbital Sciences Corp.(Æ)	9,617	247
			Pall Corp.	2,164	168
Producer Durables - 16.2%			PHH Corp.(Æ)	19,226	449
Accuride Corp.(Æ)	129,255	646	Pitney Bowes, Inc.	1,161	31
Actuant Corp. Class A	23,178	748	Proto Labs, Inc.(Æ)	10,057	815
Advanced Emissions Solutions, Inc.(Æ)	37,596	804	Quanta Services, Inc.(Æ)	6,132	205
Advisory Board Co. (The)(Æ)	24,176	1,212	Roadrunner Transportation Systems, Inc.(Æ)	48,480	1,219
Aircastle, Ltd.	8,190	147	Robert Half International, Inc.	4,436	216
Allegiant Travel Co. Class A	1,795	211	Rush Enterprises, Inc. Class A(Æ)	31,947	1,125
Altra Industrial Motion Corp.	17,575	551	Sykes Enterprises, Inc.(Æ)	35,341	732
Ametek, Inc.	3,761	183	Taser International, Inc.(Æ)	85,252	1,028
Applied Industrial Technologies, Inc.	4,000	194	Teledyne Technologies, Inc.(Æ)	10,339	943
B/E Aerospace, Inc.(Æ)	13,033	1,110	Terex Corp.	4,696	162
Barnes Group, Inc.	29,809	1,021	Tetra Tech, Inc.	4,369	106
Barrett Business Services, Inc.	21,341	1,218	Thermon Group Holdings, Inc.(Æ)	36,582	892
Briggs & Stratton Corp.	36,653	672	Titan International, Inc.(Ñ)	62,291	929
Bristow Group, Inc.	21,441	1,530	Toro Co. (The)	12,417	737
Carlisle Cos., Inc.	3,258	261	TransDigm Group, Inc.	54	9
CDI Corp.	6,882	95	TriMas Corp.(Æ)	28,141	891
Celadon Group, Inc.	5,958	127	Trimble Navigation, Ltd.(Æ)	23,813	736
Chart Industries, Inc.(Æ)	4,860	370	United Rentals, Inc.(Æ)	8,919	945
Chicago Bridge & Iron Co.	3,261	193	United Stationers, Inc.	12,685	489
Clean Harbors, Inc.(Æ)	512	29	Wabtec Corp.	20,346	1,642
Commercial Vehicle Group, Inc.(Æ)	111,247	1,019	WageWorks, Inc.(Æ)	13,770	575
Con-way, Inc.	3,100	153	WESCO International, Inc.(Æ)	9,995	784
Copa Holdings SA Class A	333	51	Zebra Technologies Corp. Class A(Æ)	17,575	1,407
CoStar Group, Inc.(Æ)	6,910	993			47,753
Electronics For Imaging, Inc.(Æ)	5,224	230
EnPro Industries, Inc.(Æ)	16,406	1,122	Technology - 12.6%
ExlService Holdings, Inc.(Æ)	5,075	142	3D Systems Corp.(Æ)(Ñ)	3,970	199
Forward Air Corp.	3,832	172	ACI Worldwide, Inc.(Æ)	57,291	1,074
FreightCar America, Inc.	400	9	Acxiom Corp.(Æ)	40,266	738
G&K Services, Inc. Class A	9,175	441	Anixter International, Inc.	3,970	341
GATX Corp.	15,975	990	Ansys, Inc.(Æ)	3,035	234
Genesee & Wyoming, Inc. Class A(Æ)	6,677	666	AOL, Inc.(Æ)	5,211	201
GrafTech International, Ltd.(Æ)	6,419	54	Applied Micro Circuits Corp.(Æ)	13,404	112
Granite Construction, Inc.	4,810	157	Aruba Networks, Inc.(Æ)	47,326	845
Gulfmark Offshore, Inc. Class A	30,450	1,165	Aspen Technology, Inc.(Æ)	53,231	2,312
Healthcare Services Group, Inc.	25,392	664	Atmel Corp.(Æ)	16,416	135
HEICO Corp.	4,771	235	Avnet, Inc.	5,180	219
Herman Miller, Inc.	26,158	765	Bottomline Technologies de, Inc.(Æ)	27,263	772
HNI Corp.	4,654	164	Brightcove, Inc.(Æ)	13,612	81
Hub Group, Inc. Class A(Æ)	3,437	159	Cavium, Inc.(Æ)	22,340	1,042
Jacobs Engineering Group, Inc.(Æ)	27,600	1,402	Checkpoint Systems, Inc.(Æ)	85,194	1,043
Kansas City Southern	1,553	169	Ciena Corp.(Æ)	40,317	787
KBR, Inc.	6,364	131	comScore, Inc.(Æ)	36,936	1,337
Kirby Corp.(Æ)	24,657	2,872	Dealertrack Technologies, Inc.(Æ)	37,540	1,410
Knight Transportation, Inc.	36,775	881	DigitalGlobe, Inc.(Æ)	5,661	148

See accompanying notes which are an integral part of this quarterly report.

120 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Diodes, Inc.(Æ)	25,387	647		CenterPoint Energy, Inc.	7,174		174
Ellie Mae, Inc.(Æ)	25,900	744		Cleco Corp.	24,843		1,385
Entegris, Inc.(Æ)	59,131	679		CMS Energy Corp.	7,359		213
Envestnet, Inc.(Æ)	17,942	782		Connecticut Water Service, Inc.	4,800		153
EPAM Systems, Inc.(Æ)	10,155	393		Dynegy, Inc. Class A(Æ)	1,610		43
Equinix, Inc.(Æ)	697	150		El Paso Electric Co.	25,411		936
Fabrinet(Æ)	48,542	903		Empire District Electric Co. (The)	5,785		142
Fairchild Semiconductor International, Inc.				Frontier Communications Corp.	5,949		39
Class A(Æ)	45,303	690		Gran Tierra Energy, Inc.(Æ)	17,173		114
Finisar Corp.(Æ)	41,537	820		Idacorp, Inc.	3,075		165
Interactive Intelligence Group, Inc.(Æ)	5,532	251		Level 3 Communications, Inc.(Æ)	1,783		78
IPG Photonics Corp.(Æ)	1,991	134		MDU Resources Group, Inc.	943		30
Jabil Circuit, Inc.	80,224	1,601		Memorial Resource Development Corp.(Æ)	26,050		599
JDS Uniphase Corp.(Æ)	15,012	178		National Fuel Gas Co.	25,159		1,734
Lambda TD Software, Inc.(Æ)	6,739	114		New Jersey Resources Corp.	3,300		169
MA-COM Technology Solutions Holdings,				Northeast Utilities	3,872		170
Inc.(Æ)	35,999	716		Northwest Natural Gas Co.	2,955		128
Mentor Graphics Corp.	9,771	193		NorthWestern Corp.	26,353		1,218
MICROS Systems, Inc.(Æ)	4,213	285		NRG Energy, Inc.	3,108		96
Monolithic Power Systems, Inc.	6,476	267		Pepco Holdings, Inc.	3,585		96
Monotype Imaging Holdings, Inc.	28,311	846		PNM Resources, Inc.	6,214		159
Newport Corp.(Æ)	8,837	153		Southwest Gas Corp.	4,108		203
ON Semiconductor Corp.(Æ)	9,500	81		Time Warner Telecom, Inc. Class A(Æ)	7,653		312
Park Electrochemical Corp.	27,191	766		UGI Corp.	756		37
Plexus Corp.(Æ)	49,119	1,932		UNS Energy Corp.	2,704		163
Progress Software Corp.(Æ)	81,444	1,888					10,636
Qlik Technologies, Inc.(Æ)	5,493	145
QLogic Corp.(Æ)	9,620	88		Total Common Stocks
Qualys, Inc.(Æ)	18,560	443		(cost $193,381)			264,014
Rackspace Hosting, Inc.(Æ)	878	27	Short	-Term Investments - 10.3%
Rambus, Inc.(Æ)	18,176	209		Russell U.S. Cash Management Fund	30,469,246	(8)	30,469
RetailMeNot, Inc.(Æ)	36,470	892		Total Short-Term Investments
RF Micro Devices, Inc.(Æ)	22,417	250		(cost $30,469)			30,469
Rocket Fuel, Inc.(Æ)(Ñ)	5,186	137		Other Securities - 2.6%
Rogers Corp.(Æ)	2,812	161		Russell U.S. Cash Collateral Fund(×)	7,824,743	(8)	7,825
Rovi Corp.(Æ)	7,181	168		Total Other Securities
Sapient Corp.(Æ)	45,408	670		(cost $7,825)			7,825
SBA Communications Corp. Class A(Æ)	2,283	244		Total Investments 102.2%
Skyworks Solutions, Inc.	709	36		(identified cost $231,675)			302,308
Spansion, Inc. Class A(Æ)	8,610	163
Stratasys, Ltd.(Æ)(Ñ)	6,550	659		Other Assets and Liabilities, Net
SunEdison, Inc.(Æ)	1,567	31	-	(2.2%)			(6,546)
Synchronoss Technologies, Inc.(Æ)	6,060	245		Net Assets - 100.0%			295,762
Syntel, Inc.(Æ)	18,277	1,579
Tangoe, Inc.(Æ)	30,750	424
TIBCO Software, Inc.(Æ)	8,815	170
Tyler Technologies, Inc.(Æ)	5,750	522
Ultimate Software Group, Inc.(Æ)	3,328	449
VeriFone Systems, Inc.(Æ)	38,647	1,295
		37,250

Utilities - 3.6%
8x8, Inc.(Æ)	102,460	828
AGL Resources, Inc.	917	47
ALLETE, Inc.	3,252	153
Alliant Energy Corp.	1,016	57
Atmos Energy Corp.	792	38
Avista Corp.	8,880	276
Black Hills Corp.	12,915	681

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 121

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		221	USD	30,228	09/14	(771)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(771)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$37,501	$—			$—	$37,501
Consumer Staples	9,496	—			—	9,496
Energy	14,094	—			—	14,094
Financial Services	56,324	—			—	56,324
Health Care	29,970	—			—	29,970
Materials and Processing	20,990	—			—	20,990
Producer Durables	47,753	—			—	47,753
Technology	37,250	—			—	37,250
Utilities	10,636	—			—	10,636
Short-Term Investments	—	30,469			—	30,469
Other Securities	—	7,825			—	7,825
Total Investments	264,014	38,294			—	302,308

Other Financial Instruments
Futures Contracts	(771)	—			—	(771)
Total Other Financial Instruments*	$(771)	$—			$—	$(771)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

122 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Long-Term Fixed Income Investments - 88.5%				6.000% due 05/15/19	BRL	2,180	2,419
Argentina - 1.2%				Series NTNB
Argentina Boden Bonds
7.000% due 10/03/15		5,958	5,749	6.000% due 08/15/50	BRL	3,210	3,526
Argentina Bonar Bonds				Series NTNF
Series X				10.000% due 01/01/23	BRL	8,810	3,550
7.000% due 04/17/17		9,487	8,656	10.000% due 01/01/25	BRL	6,942	2,736
Argentine Republic Government				Brazilian Government International Bond
International Bond				4.875% due 01/22/21		178	192
Series 1
				2.625% due 01/05/23		15,352	14,032
8.750% due 06/02/17		2,213	1,956
City of Buenos Aires Argentina				4.250% due 01/07/25		5,334	5,347
9.950% due 03/01/17 (Þ)		255	252	8.250% due 01/20/34		2,818	3,882
Republic of Argentina Government Bond				Itau Unibanco Holding SA
6.000% due 03/31/23		1,238	1,399	5.650% due 03/19/22 (Þ)		200	206
YPF Sociedad Anonima				Odebrecht Finance, Ltd.
8.750% due 04/04/24 (Þ)		257	267	5.250% due 06/27/29 (Å)		758	735
			18,279	Samarco Mineracao SA
Australia - 0.2%				4.125% due 11/01/22 (Þ)		200	189
FMG Resources August 2006 Pty, Ltd.							50,633
6.875% due 04/01/22 (Þ)		2,150	2,287	Canada - 1.3%
FMG Resources Pty, Ltd. 1st Lien Term				Arctic Glacier U.S.A., Inc. 1st Lien Term
Loan B				Loan
3.750% due 06/30/19		1,000	994	5.000% due 05/10/19		995	983
			3,281	First Quantum Minerals, Ltd.
Austria - 0.0%				7.250% due 05/15/22		2,405	2,474
ESAL GmbH				Great Canadian Gaming Corp.
6.250% due 02/05/23 (Þ)		475	464	6.625% due 07/25/22 (Þ)	CAD	275	267
				Harvest Operations Corp.
Azerbaijan - 0.4%				6.875% due 10/01/17		2,885	3,109
Republic of Azerbaijan International				HudBay Minerals, Inc.
Bond
4.750% due 03/18/24 (Þ)		2,644	2,730	9.500% due 10/01/20		1,240	1,364
State Oil Co. of the Azerbaijan Republic				Kodiak Oil & Gas Corp.
5.450% due 02/09/17		743	788	5.500% due 01/15/21		1,215	1,276
				Masonite International Corp.
4.750% due 03/13/23		3,078	3,070	8.250% due 04/15/21 (Þ)		2,750	2,943
			6,588	Pacific Rubiales Energy Corp.
Barbados - 0.0%				5.125% due 03/28/23 (Þ)		360	355
Columbus International, Inc.				Precision Drilling Corp.
7.375% due 03/30/21 (Þ)		234	247	6.500% due 12/15/21		3,500	3,719
				Valeant Pharmaceuticals International,
GeoPark BermudaLatin - 0.2% America, Ltd. Agencia				Inc.
en Chile				7.500% due 07/15/21 (Þ)		1,605	1,733
7.500% due 02/11/20 (Þ)		200	216	5.625% due 12/01/21 (Þ)		1,425	1,418
Inkia Energy, Ltd.				Valeant Pharmaceuticals International,
8.375% due 04/04/21 (Þ)		200	220	Inc. 1st Lien Term Loan B
Seadrill, Ltd.				3.750% due 08/05/20 (Ê)		864	861
6.125% due 09/15/17 (Þ)		2,040	2,142				20,502
				Cayman Islands - 0.6%
6.625% due 09/15/20 (Þ)		1,400	1,390	Avago Technologies Cayman, Ltd. Term
			3,968	Loan B
Brazil - 3.2%				3.750% due 05/06/21		1,000	997
Brazil Letras do Tesouro Nacional				Brazil Minas SPE via State of Minas
Series LTN				Gerais
Zero coupon due 01/01/16	BRL	18,040	6,832	Series REGS
Zero coupon due 01/01/17	BRL	20,650	6,987	5.333% due 02/15/28		1,731	1,718
Brazil Notas do Tesouro Nacional				China Overseas Finance Cayman II, Ltd.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 123

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
5.500% due 11/10/20		250	265	Series REGS
Comcel Trust				9.750% due 07/26/28	COP	3,000,000	1,999
6.875% due 02/06/24 (Þ)		217	233	Colombia Government International
Country Garden Holdings Co., Ltd.				Bond
Series REGS				12.000% due 10/22/15	COP	11,055,000	6,415
11.125% due 02/23/18		273	298	7.375% due 03/18/19		617	742
Dubai Holding Commercial Operations				11.750% due 02/25/20		895	1,291
MTN, Ltd.
Series EMtN				7.750% due 04/14/21	COP	6,355,000	3,802
6.000% due 02/01/17	GBP	300	524	4.375% due 07/12/21		4,282	4,560
Grupo Aval, Ltd.				2.625% due 03/15/23		597	558
4.750% due 09/26/22 (Þ)		374	373	4.375% due 03/21/23	COP	550,000	263
Kaisa Group Holdings, Ltd.				4.000% due 02/26/24		5,038	5,151
8.875% due 03/19/18 (Þ)		200	209	8.125% due 05/21/24		360	484
MAF Global Securities, Ltd.
7.125% due 12/31/49 (ƒ)		450	485	9.850% due 06/28/27	COP	3,727,000	2,562
Odebrecht Drilling Norbe VIII/IX, Ltd.				7.375% due 09/18/37		2,157	2,912
6.350% due 06/30/21 (Þ)		206	218	6.125% due 01/18/41		739	881
Series REGS				Emgesa SA ESP
6.350% due 06/30/21		175	185	Series REGS
Odebrecht Offshore Drilling Finance,				8.750% due 01/25/21	COP	1,000,000	578
Ltd.				Empresas Publicas de Medellin ESP
6.750% due 10/01/22 (Þ)		410	430	Series REGS
Schahin II Finance Co. SPV, Ltd.				8.375% due 02/01/21	COP	570,000	320
5.875% due 09/25/22 (Þ)		362	351	Transportadora de Gas Internacional
Sinopec Group Overseas Co.				SA ESP
4.375% due 04/10/24 (Þ)		653	678	5.700% due 03/20/22 (Þ)		300	322
UPCB Finance II, Ltd.							33,276
6.375% due 07/01/20	EUR	1,700	2,404	Costa Rica - 0.4%
				Costa Rica Government International
			9,368	Bond
Chile - 0.8%				4.375% due 04/30/25 (Þ)		688	635
Banco del Estado de Chile				Series REGS
3.875% due 02/08/22 (Þ)		1,171	1,183	4.250% due 01/26/23		3,362	3,169
Cencosud SA				Republic of Costa Rica
5.500% due 01/20/21 (Þ)		150	158	7.000% due 04/04/44 (Þ)		1,906	2,001
4.875% due 01/20/23 (Þ)		69	69				5,805
Chile Government International Bond				Croatia - 0.7%
5.500% due 08/05/20	CLP	200,000	370	Croatia Government International Bond
Series REGS				6.375% due 03/24/21 (Þ)		960	1,051
6.000% due 01/01/18	CLP	95,000	177	6.000% due 01/26/24 (Þ)		10,013	10,689
Corp. Nacional del Cobre de Chile							11,740
3.000% due 07/17/22 (Þ)		2,900	2,787	Dominican Republic - 0.8%
4.500% due 08/13/23 (Þ)		1,819	1,925	Dominican Republic International Bond
4.250% due 07/17/42 (Þ)		1,260	1,152	6.600% due 01/28/24		1,202	1,310
Series REGS				5.875% due 04/18/24 (Þ)		5,230	5,413
7.500% due 01/15/19		1,760	2,121	7.450% due 04/30/44		792	843
3.750% due 11/04/20		604	624	Series REGS
3.875% due 11/03/21		1,694	1,741	9.040% due 01/23/18		425	468
6.150% due 10/24/36		1,709	2,005	7.500% due 05/06/21		4,709	5,380
			14,312				13,414
Colombia - 2.1%				El Salvador - 0.4%
Bancolombia SA				El Salvador Government International
5.125% due 09/11/22		433	436	Bond
Bogota Distrito Capital				7.750% due 01/24/23		1,414	1,594

See accompanying notes which are an integral part of this quarterly report.
124 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
5.875% due 01/30/25 (Þ)		1,607	1,603	Series REGS
Series REGS				5.500% due 09/15/22	EUR	150	215
7.375% due 12/01/19		830	921	5.750% due 01/15/23	EUR	969	1,401
5.875% due 01/30/25		1,603	1,599	Unitymedia KabelBW GmbH
			5,717	Series REGS
France - 1.0%				9.500% due 03/15/21	EUR	790	1,195
CGG SA				WEPA Hygieneprodukte GmbH
6.500% due 06/01/21		2,600	2,470	6.500% due 05/15/20 (Þ)	EUR	870	1,258
Crown European Holdings SA				Series REGS
4.000% due 07/15/22	EUR	750	1,014	6.500% due 05/15/20	EUR	290	419
Holding Medi-Partenaires SAS							20,204
7.000% due 05/15/20 (Þ)	EUR	970	1,372	Ghana - 0.1%
Series REGS				Republic of Ghana
				Series REGS
7.000% due 05/15/20	EUR	590	835
Kerneos Corporate SAS				8.500% due 10/04/17		933	982
5.750% due 03/01/21 (Þ)	EUR	1,700	2,384	Hong Kong - 0.0%
Kerneos Tech Group SAS				Citic Pacific Ltd.
5.750% due 03/01/21	EUR	250	349	6.375% due 04/10/20		400	447
Loxam SAS
7.375% due 01/24/20 (Þ)	EUR	1,455	2,063	Hungary - 1.4%
7.000% due 07/23/22 (Å)	EUR	350	458	Hungary Government Bond
Series REGS				6.500% due 06/24/19	HUF	732,580	3,485
7.375% due 01/24/20	EUR	440	624	Series 15/C
Numericable Group SA				7.750% due 08/24/15	HUF	411,420	1,858
5.375% due 05/15/22 (Þ)	EUR	160	222	Series 17/A
				6.750% due 11/24/17	HUF	969,600	4,584
6.000% due 05/15/22 (Þ)		1,580	1,588	Series 20/A
5.625% due 05/15/24	EUR	1,250	1,749	7.500% due 11/12/20	HUF	76,100	384
Rexel SA				Series 22/A
5.250% due 06/15/20 (Þ)		590	599	7.000% due 06/24/22	HUF	326,000	1,619
			15,727	Series 23/A
Gabon - 0.0%				6.000% due 11/24/23	HUF	508,340	2,392
Gabonese Republic
Series REGS				Hungary Government International Bond
8.200% due 12/12/17		685	783	5.000% due 03/30/16	GBP	209	368
				3.500% due 07/18/16	EUR	229	319
Germany - 1.3%				6.375% due 03/29/21		4,114	4,690
Deutsche Bank AG
Series EMtN				5.375% due 02/21/23		402	428
7.000% due 05/17/22 (Þ)	IDR	37,800,000	3,069	5.750% due 11/22/23		2,426	2,638
Deutsche Raststaetten Gruppe IV GmbH				5.375% due 03/25/24		252	266
6.750% due 12/30/20 (Þ)	EUR	1,040	1,483				23,031
Series REGS				Indonesia - 3.0%
6.750% due 12/30/20	EUR	850	1,212	Adaro Indonesia PT
Techem Energy Metering Service GmbH				Series REGS
& Co. KG				7.625% due 10/22/19		300	312
7.875% due 10/01/20 (Þ)	EUR	560	834	Indonesia Government International
Series REGS				Bond
7.875% due 10/01/20	EUR	1,820	2,711	6.875% due 01/17/18		1,862	2,118
Trionista TopCo GmbH				11.625% due 03/04/19		8,475	11,484
6.875% due 04/30/21 (Þ)	EUR	1,045	1,485	5.875% due 03/13/20		2,252	2,517
Series REGS				3.375% due 04/15/23 (Þ)		1,551	1,470
6.875% due 04/30/21	EUR	2,650	3,765	8.375% due 03/15/34	IDR	11,817,000	994
Unitymedia Hessen/NRW
				8.500% due 10/12/35		1,369	1,893
5.750% due 01/15/23 (Þ)	EUR	800	1,157
				7.750% due 01/17/38		2,202	2,852

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 125

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series REGS				Telecom Italia SpA
4.875% due 05/05/21		1,235	1,311	5.375% due 01/29/19	EUR	2,300	3,417
5.375% due 10/17/23		3,097	3,360	6.375% due 06/24/19	GBP	650	1,180
Indonesia Treasury Bond							4,597
Series FR53				Ivory Coast - 0.3%
8.250% due 07/15/21	IDR	5,100,000	446	Ivory Coast Government Bond
Series FR58				5.375% due 07/23/24		637	624
8.250% due 06/15/32	IDR	20,400,000	1,699	Ivory Coast Government International
Series FR59				Bond
7.000% due 05/15/27	IDR	32,440,000	2,501	Series REGS
Series FR61				5.750% due 12/31/32		4,316	4,236
7.000% due 05/15/22	IDR	39,650,000	3,219				4,860
Series FR62				Jamaica - 0.1%
				Government of Jamaica
6.375% due 04/15/42	IDR	2,000,000	129
Series FR63				7.625% due 07/09/25		880	924
5.625% due 05/15/23	IDR	17,050,000	1,248	Jersey - 0.3%
Series FR65				AA Bond Co., Ltd.
6.625% due 05/15/33	IDR	6,000,000	421	Series REGS
Series FR66				9.500% due 07/31/19	GBP	2,430	4,564
5.250% due 05/15/18	IDR	16,000,000	1,275
Series FR69				Kazakhstan - 1.1%
7.875% due 04/15/19	IDR	46,627,000	4,025	KazMunajGaz National Co.
Series FR70				5.750% due 04/30/43		1,838	1,811
8.375% due 03/15/24	IDR	100,000	9	KazMunayGas National Co. JSC
Series FR71				9.125% due 07/02/18 (Þ)		2,396	2,899
9.000% due 03/15/29	IDR	32,500,000	2,925	6.375% due 04/09/21 (Þ)		5,398	6,108
Pertamina Persero PT				4.400% due 04/30/23 (Þ)		678	676
Series REGS				5.750% due 04/30/43 (Þ)		366	361
6.000% due 05/03/42		602	592	Series REGS
Perusahaan Gas Negara Persero Tbk PT				7.000% due 05/05/20		3,076	3,553
5.125% due 05/16/24		88	89
				6.375% due 04/09/21		980	1,109
			46,889
Iraq - 0.3%				Zhaikmunai LLP
Republic of Iraq				7.125% due 11/13/19 (Þ)		483	525
Series REGS							17,042
5.800% due 01/15/28		4,584	4,080	Kenya - 0.1%
				Republic of Kenya Government Bond
Ireland - 0.4%				6.875% due 06/24/24		1,309	1,389
Alfa Bank OJSC Via Alfa Bond Issuance
PLC				Lithuania - 0.2%
7.500% due 09/26/19 (Þ)		86	83	Lithuania Government International
Ardagh Glass Finance PLC				Bond
Series REGS				Series REGS
8.750% due 02/01/20	EUR	100	141	6.625% due 02/01/22		2,144	2,589

Ardagh Packaging Finance PLC				Luxembourg - 4.2%
4.250% due 01/15/22	EUR	1,560	2,045	Accudyne Industries Borrower /
Series REGS				Accudyne Industries LLC
9.250% due 10/15/20	EUR	1,490	2,170	7.750% due 12/15/20 (Þ)		505	529
Smurfit Kappa Acquisitions Co.				Accudyne Industries Borrower SCA Term
3.250% due 06/01/21 (Þ)	EUR	1,700	2,248	Loan
Vimpel Communications Via VIP				4.000% due 12/13/19 (Ê)		739	735
Finance Ireland, Ltd. OJSC				Altice SA
Series REGS				7.250% due 05/15/22 (Þ)	EUR	1,550	2,153
7.748% due 02/02/21		400	410	APERAM
			7,097	7.750% due 04/01/18 (Þ)		2,265	2,384
Italy - 0.3%				ArcelorMittal
See accompanying notes which are an integral part of this quarterly report.
126 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
6.000% due 03/01/21		6,810	7,065	Series REGS
BMBG Bond Finance SCA				9.000% due 04/15/19	EUR	1,495	2,152
5.327% due 10/15/20 (Þ)	EUR	1,325	1,792	Pinnacle Holdco Sarl Term Loan
5.327% due 10/15/20	EUR	135	183	10.500% due 07/30/20 (Ê)		1,340	1,340
Capsugel SA				Sunrise Communications Holdings SA
7.000% due 05/15/19 (Þ)		1,730	1,743	8.500% due 12/31/18 (Þ)	EUR	1,370	1,940
ConvaTec Finance International SA				Series REGS
8.250% due 01/15/19 (Þ)		2,180	2,232	8.500% due 12/31/18	EUR	460	651
Cosan Luxembourg SA				Telenet Finance III Luxembourg SCA
				Series REGS
5.000% due 03/14/23 (Þ)		325	307
Delta 2 (Lux) Sarl 2nd Lien Term Loan				6.625% due 02/15/21	EUR	350	503
				Telenet Finance Luxembourg SCA
Zero coupon due 07/15/22		1,010	1,010	Series REGS
Dufry Finance SCA				6.375% due 11/15/20	EUR	200	285
4.500% due 07/15/22 (Å)	EUR	650	899	Telenet Finance V Luxembourg SCA
Elior Finance & Co. SCA				6.750% due 08/15/24 (Þ)	EUR	600	902
6.500% due 05/01/20 (Þ)	EUR	527	774	Series REGS
Series REGS				6.750% due 08/15/24	EUR	965	1,450
6.500% due 05/01/20	EUR	627	922	Telenet Finance V SCA
Expro Finance Luxembourg SCA				6.250% due 08/15/22	EUR	320	467
8.500% due 12/15/16 (Þ)		2,220	2,289	Trinseo Materials Operating SCA /
Far East Capital, Ltd. SA				Trinseo Materials Finance, Inc.
8.000% due 05/02/18 (Þ)		364	262	8.750% due 02/01/19		2,471	2,601
Finmeccanica Finance SA				Wind Acquisition Finance SA
8.000% due 12/16/19	GBP	665	1,302	4.000% due 07/15/20 (Å)	EUR	564	756
Galapagos Holding SA				4.000% due 07/15/20 (Þ)	EUR	1,350	1,810
7.000% due 06/15/22	EUR	1,965	2,605	4.750% due 07/15/20 (Å)		86	84
Gategroup Finance Luxembourg SA
6.750% due 03/01/19 (Þ)	EUR	1,130	1,598	7.000% due 04/23/21 (Þ)	EUR	2,500	3,599
Series REGS				Xella Holdco Finance SA
6.750% due 03/01/19	EUR	1,190	1,683	9.125% due 09/15/18 (Þ)	EUR	1,100	1,569
GCS Holdco Finance I SA				Series REGS
6.500% due 11/15/18 (Þ)	EUR	860	1,209	9.125% due 09/15/18	EUR	430	613
Series REGS							67,327
6.500% due 11/15/18	EUR	280	394	Malaysia - 1.0%
				Malaysia Government Bond
Gestamp Funding Luxembourg SA				Series 0111
5.875% due 05/31/20 (Þ)	EUR	400	562	4.160% due 07/15/21	MYR	5,200	1,663
Series REGS				Series 0112
5.875% due 05/31/20	EUR	250	352	3.418% due 08/15/22	MYR	1,320	400
Intelsat Jackson Holdings SA				Series 0210
7.250% due 10/15/20		2,300	2,427	4.012% due 09/15/17	MYR	6,130	1,947
Mallinckrodt International Finance SA
1st Lien Term Loan B				Series 0213
3.500% due 03/19/21		748	743	3.260% due 03/01/18	MYR	6,375	1,976
Mallinckrodt PLC				Series 0311
5.750% due 08/01/22 (Þ)		3,050	3,065	4.392% due 04/15/26	MYR	3,650	1,176
Matterhorn Midco & Cy SCA				Series 0312
Series REGS				3.197% due 10/15/15	MYR	4,450	1,394
7.750% due 02/15/20	EUR	2,385	3,370	Series 0313
Millicom International Cellular SA				3.480% due 03/15/23	MYR	3,450	1,048
6.625% due 10/15/21 (Þ)		475	505	Series 0511
Ontex IV SA				3.580% due 09/28/18	MYR	18,000	5,632
Series 144a				Series 0902
9.000% due 04/15/19 (Þ)	EUR	1,050	1,511	4.378% due 11/29/19	MYR	3,490	1,125

16,361
Mexico - 2.9%
See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 127

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
America Movil SAB de CV				5.000% due 07/16/21		1,000	989
6.000% due 06/09/19	MXN	5,210	400	Amaya BV 2nd Lien Term Loan
Series 12				5.000% due 06/12/22		250	252
6.450% due 12/05/22	MXN	6,500	482	Bharti Airtel International Netherlands
Cemex SAB de CV				BV
9.500% due 06/15/18 (Þ)		216	241	5.125% due 03/11/23 (Þ)		551	570
7.250% due 01/15/21 (Þ)		239	253	Carlson Wagonlit BV
Comision Federal de Electricidad				Series REGS
4.875% due 01/15/24 (Þ)		224	236	7.500% due 06/15/19	EUR	765	1,106
Metalsa SA de CV				CIMPOR Financial Operations B.V.
				5.750% due 07/17/24 (Å)		262	258
4.900% due 04/24/23 (Þ)		212	207	EMATUM Via Mozambique EMATUM
Mexican Bonos				Finance 2020 BV
Series M				Series REGS
6.250% due 06/16/16	MXN	784	62	6.305% due 09/11/20		1,113	1,121
4.750% due 06/14/18	MXN	8,900	677	Grupo Antolin Dutch BV
8.000% due 12/07/23	MXN	54,974	4,814	4.750% due 04/01/21	EUR	1,175	1,609
7.750% due 05/29/31	MXN	50,220	4,271	4.750% due 04/01/21 (Þ)	EUR	475	650
7.750% due 11/13/42	MXN	32,410	2,722	Indosat Palapa Co. BV
Series M 10				7.375% due 07/29/20 (Þ)		200	214
7.250% due 12/15/16	MXN	18,429	1,508	Interxion Holdings NV
8.500% due 12/13/18	MXN	99,200	8,620	6.000% due 07/15/20	EUR	2,580	3,662
Series M 20				Listrindo Capital BV
12.500% due 11/30/17	MXN	15,896	1,586	6.950% due 02/21/19 (Þ)		300	322
				PortAventura Entertainment Barcelona
Series M 30				BV
10.000% due 11/20/36	MXN	9,810	1,020	5.935% due 12/01/19 (Ê)(Þ)	EUR	370	499
8.500% due 11/18/38	MXN	17,100	1,551	7.250% due 12/01/20 (Þ)	EUR	330	455
Mexican Udibonos				Series REGS
Series S
				7.250% due 12/01/20	EUR	900	1,240
5.000% due 06/16/16	MXN	26,777	2,214	Refresco Gerber BV
4.000% due 11/15/40	MXN	5,140	433	Series REGS
Mexico Generadora de Energia S de rl				7.375% due 05/15/18	EUR	780	1,097
5.500% due 12/06/32 (Þ)		400	408	Schaeffler Holding Finance BV
Mexico Government International Bond				6.875% due 08/15/18 (Þ)	EUR	1,370	1,924
4.000% due 10/02/23		9,978	10,387	Series REGS
6.050% due 01/11/40		1,598	1,930	6.875% due 08/15/18	EUR	150	211
4.750% due 03/08/44		590	591	Suam Finance BV
5.550% due 01/21/45		281	318	4.875% due 04/17/24 (Þ)		105	106
Series GMTN				Telefonica Europe BV
5.950% due 03/19/19		354	407	6.500% due 12/31/49 (ƒ)	EUR	2,300	3,371
Petroleos Mexicanos				VimpelCom Holdings BV
Series REGS				5.950% due 02/13/23 (Þ)		200	185
5.500% due 02/24/25	EUR	600	985	VTR Finance BV
Tenedora Nemak SA de CV				6.875% due 01/15/24 (Þ)		244	253
5.500% due 02/28/23 (Þ)		250	259				20,094
			46,582	Nigeria - 0.4%
Morocco - 0.2%				Nigeria Government Bond
Morocco Government International Bond				Series 05YR
4.250% due 12/11/22 (Þ)		1,452	1,450	15.100% due 04/27/17	NGN	23,000	155
Office Cherifien des Phosphates				Series 07YR
5.625% due 04/25/24 (Þ)		1,534	1,607	16.000% due 06/29/19	NGN	215,000	1,567
			3,057	Series 10YR
Netherlands - 1.3%				16.390% due 01/27/22	NGN	99,600	747
Amaya BV 1st Lien Term Loan				Nigeria Government International Bond

See accompanying notes which are an integral part of this quarterly report.
128 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
6.750% due 01/28/21		1,531	1,692	Series CPI
6.375% due 07/12/23 (Þ)		431	467	3.000% due 08/24/16	PLN	2,314	767
Series REGS				2.750% due 08/25/23	PLN	3,198	1,110
6.375% due 07/12/23		1,574	1,707	Poland Government International Bond
			6,335	5.000% due 03/23/22		4,223	4,703
Norway - 0.1%							20,062
Albain Bidco Norway AS				Romania - 1.3%
6.750% due 11/01/20 (Þ)	EUR	1,080	1,497	Romania Government Bond
Series REGS				4.750% due 08/29/16	RON	3,400	1,076
6.750% due 11/01/20	EUR	520	721	5.950% due 06/11/21	RON	20,920	7,009
			2,218	Series 04YR
Panama - 0.6%				5.750% due 01/27/16	RON	5,860	1,859
Panama Government International Bond				Series 05YR
7.125% due 01/29/26		116	147	5.900% due 07/26/17	RON	1,110	364
9.375% due 04/01/29		4,899	7,300	Series 10YR
6.700% due 01/26/36		1,708	2,101	6.750% due 06/11/17	RON	1,120	374
				Romanian Government International
			9,548	Bond
Paraguay - 0.1%
Republic of Paraguay				4.875% due 01/22/24 (Þ)		2,140	2,276
4.625% due 01/25/23		821	835	Series REGS
				6.750% due 02/07/22		4,860	5,796
Peru - 0.7%				4.375% due 08/22/23		1,694	1,743
Cementos Pacasmayo SAA							20,497
4.500% due 02/08/23 (Þ)		196	185	Russia - 3.2%
Cia Minera Ares SAC				Russia Government International Bond
7.750% due 01/23/21 (Þ)		300	325	7.600% due 07/20/22	RUB	45,000	1,147
Peruvian Government International Bond				Russian Federal Bond - OFZ
7.125% due 03/30/19		557	673	Series 6205
7.350% due 07/21/25		1,434	1,893	7.600% due 04/14/21	RUB	13,200	340
				Series 6207
8.750% due 11/21/33		4,149	6,327
Series REGS				8.150% due 02/03/27	RUB	35,000	905
				Series 6208
7.840% due 08/12/20	PEN	2,850	1,179	7.500% due 02/27/19	RUB	218,700	5,732
6.950% due 08/12/31	PEN	2,375	923	Series 6210
Volcan Cia Minera SAA				6.800% due 12/11/19	RUB	17,678	445
5.375% due 02/02/22 (Þ)		26	26	Series 6211
			11,531	7.000% due 01/25/23	RUB	180,400	4,409
Philippines - 0.3%				Series 6212
Philippine Government International
Bond				7.050% due 01/19/28	RUB	54,700	1,276
4.000% due 01/15/21		2,050	2,186	Russian Foreign Bond - Eurobond
4.950% due 01/15/21	PHP	22,000	544	4.875% due 09/16/23 (Þ)		3,400	3,380
				Series REGS
9.500% due 02/02/30		1,226	1,925	7.850% due 03/10/18	RUB	105,000	2,817
6.250% due 01/14/36	PHP	30,000	750	7.500% due 03/31/30		22,883	25,904
			5,405	Russian Government Bond
Poland - 1.3%				7.000% due 08/16/23	RUB	176,400	4,278
Poland Government Bond
Series 0418							50,633
3.750% due 04/25/18	PLN	4,200	1,390	Serbia - 0.3%
Series 0922				Republic of Serbia International Bond
5.750% due 09/23/22	PLN	17,695	6,623	7.250% due 09/28/21		4,269	4,925
Series 1017				Singapore - 0.0%
5.250% due 10/25/17	PLN	6,750	2,333	STATS ChipPAC, Ltd.
Series 1019				4.500% due 03/20/18 (Þ)		109	110
5.500% due 10/25/19	PLN	8,725	3,136

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 129

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Slovakia - 0.0%				3.580% due 12/17/27	THB	26,600	816
Slovakia Government International Bond				Series ILB
4.375% due 05/21/22 (Þ)		729	779	1.200% due 07/14/21	THB	24,845	751

Slovenia - 0.3%							12,775
Slovenia Government International Bond				Trinidad and Tobago - 0.1%
5.250% due 02/18/24 (Þ)		2,623	2,805	Republic of Trinidad & Tobago
Series REGS				4.375% due 01/16/24 (Þ)		1,455	1,582
5.850% due 05/10/23		1,366	1,523	Turkey - 2.1%
			4,328	Turk Telekomunikasyon AS
South Africa - 2.2%				4.875% due 06/19/24 (Þ)		822	810
Eskom Holdings SOC, Ltd.				Turkey Government Bond
6.750% due 08/06/23 (Þ)		617	663	8.800% due 09/27/23	TRY	1,743	813
Series ES26				Series 5YR
7.850% due 04/02/26	ZAR	6,000	517	9.000% due 03/08/17	TRY	12,015	5,694
South Africa Government Bond
				6.300% due 02/14/18	TRY	8,130	3,560
8.250% due 03/31/32	ZAR	59,980	5,286	Series CPI
Series 2023
				4.000% due 04/01/20	TRY	785	409
7.750% due 02/28/23	ZAR	7,875	719
Series R186				3.000% due 07/21/21	TRY	5,063	2,527
10.500% due 12/21/26	ZAR	27,930	3,040	Turkey Government International Bond
Series R207				7.000% due 09/26/16		374	412
7.250% due 01/15/20	ZAR	60,981	5,580	7.500% due 07/14/17		356	405
Series R209				7.000% due 03/11/19		4,543	5,224
6.250% due 03/31/36	ZAR	12,500	869	7.500% due 11/07/19		1,122	1,329
Series R213				7.000% due 06/05/20		3,654	4,265
7.000% due 02/28/31	ZAR	39,055	3,086
South Africa Government International				5.125% due 03/25/22		1,723	1,823
Bond				6.250% due 09/26/22		3,302	3,760
5.500% due 03/09/20		1,473	1,602	7.375% due 02/05/25		2,470	3,016
5.875% due 05/30/22		804	896				34,047
4.665% due 01/17/24		2,515	2,565	Ukraine - 0.8%
				Ukraine Government Infrastructure
5.875% due 09/16/25		8,220	9,085	Government Bond
Transnet SOC, Ltd.				9.000% due 12/07/17		3,218	3,154
9.500% due 05/13/21 (Þ)	ZAR	7,700	717	Ukraine Government International Bond
			34,625	6.250% due 06/17/16 (Þ)		642	618
Spain - 0.2%				Series REGS
Obrascón Huarte Lain SA				4.950% due 10/13/15	EUR	780	982
4.750% due 03/15/22	EUR	705	970
Series REGS				6.250% due 06/17/16		1,191	1,146
7.625% due 03/15/20	EUR	1,660	2,445	6.580% due 11/21/16		3,722	3,555
			3,415	9.250% due 07/24/17		2,666	2,699
Sweden - 0.2%				6.750% due 11/14/17		200	190
Stena AB							12,344
Series REGS				United Kingdom - 1.8%
7.875% due 03/15/20	EUR	1,780	2,795	Arqiva Broadcast Finance PLC
				9.500% due 03/31/20 (Þ)	GBP	1,270	2,391
Thailand - 0.8%				Series REGS
Thailand Government Bond
				9.500% due 03/31/20	GBP	610	1,148
3.125% due 12/11/15	THB	11,033	348	Elli Finance UK PLC
3.250% due 06/16/17	THB	34,300	1,088	8.750% due 06/15/19 (Þ)	GBP	1,100	2,034
3.450% due 03/08/19	THB	10,000	315	Series REGS
3.875% due 06/13/19	THB	176,300	5,691	8.750% due 06/15/19	GBP	400	739
3.650% due 12/17/21	THB	119,250	3,766	Fresnillo PLC
				5.500% due 11/13/23 (Þ)		325	342
See accompanying notes which are an integral part of this quarterly report.
130 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Pendragon PLC				6.250% due 10/21/16	2,413	2,401
6.875% due 05/01/20	GBP	2,500	4,474	Alcatel-Lucent USA, Inc. Term Loan C
Priory Group No. 3 PLC				4.500% due 01/30/19 (Ê)	1,492	1,488
Series REGS				Allison Transmission, Inc. Term Loan B3
7.000% due 02/15/18	GBP	800	1,410	3.500% due 08/23/19	746	744
R&R Pik PLC				Alpha Natural Resources, Inc.
9.250% due 05/15/18 (Þ)	EUR	1,550	2,125	6.000% due 06/01/19	1,275	861
Thames Water Kemble Finance PLC				Alphabet Holding Co., Inc.
7.750% due 04/01/19	GBP	1,355	2,499	7.750% due 11/01/17	2,805	2,861
Tullow Oil PLC				American Airlines, Inc. Exit Term Loan
6.000% due 11/01/20 (Þ)		3,309	3,358	3.750% due 06/27/19 (Ê)	995	994
Vedanta Resources PLC				American Builders & Contractors Supply
6.000% due 01/31/19		200	205	Co., Inc.
6.000% due 01/31/19 (Þ)		463	476	5.625% due 04/15/21 (Þ)	3,500	3,509
				American Pacific Corp. 1st Lien Term
8.250% due 06/07/21 (Þ)		600	679	Loan B
Series REGS				7.000% due 02/27/19 (Ê)	998	1,007
6.750% due 06/07/16		175	184	AmeriGas Finance LLC / AmeriGas
Virgin Media Finance PLC				Finance Corp.
4.875% due 02/15/22		1,000	935	7.000% due 05/20/22	3,115	3,333
Series 144a				Amsurg Corp
7.000% due 04/15/23 (Þ)	GBP	1,200	2,175	5.625% due 11/30/20	1,000	1,010
Virgin Media Investment Holdings, Ltd.
Term Loan				5.625% due 07/15/22 (Å)	6,035	6,066
3.500% due 06/07/20 (Ê)		1,250	1,239	Ancestry.com, Inc.
Vougeot Bidco PLC				9.625% due 10/15/18 (Þ)	1,750	1,781
7.875% due 07/15/20 (Þ)	GBP	160	285	11.000% due 12/15/20	3,860	4,439
Series REGS				Ancestry.com, Inc. Term Loan
7.875% due 07/15/20	GBP	1,085	1,935	4.500% due 12/28/18 (Ê)	1,493	1,486
				Applied Systems, Inc. 2nd Lien Term
			28,633	Loan
United States - 36.2%
21st Century Oncology, Inc.				7.500% due 01/23/22 (Ê)	1,000	1,010
8.875% due 01/15/17		370	369	Ashtead Capital, Inc.
24 Hour Holdings III LLC				6.500% due 07/15/22 (Þ)	2,310	2,454
				AssuredPartners Capital, Inc. 1st Lien
8.000% due 06/01/22 (Þ)		3,070	2,940	Term Loan
4L Technologies, Inc. Term Loan				4.500% due 04/02/21	1,000	995
5.500% due 05/08/20 (Ê)		1,000	993	AssuredPartners Capital, Inc. 2nd Lien
ABG Intermediate Holdings 2, LLC 1st				Term Loan
Lien Term Loan				7.750% due 04/02/22	1,000	998
5.500% due 05/27/21		1,330	1,332	Asurion LLC Term Loan B2
ABG Intermediate Holdings 2, LLC 2nd
Lien Term Loan				4.250% due 07/08/20 (Ê)	995	989
9.000% due 05/27/22		800	796	Attachmate Corp. 2nd Lien Term Loan
ABILITY Network, Inc. 1st Lien Term				11.000% due 10/31/18 (Ê)	750	758
Loan				Audatex NA, Inc.
6.000% due 05/16/21 (Ê)		750	746	6.000% due 06/15/21 (Þ)	2,265	2,373
ACCO Brands Corp.				Axalta Coating Systems US Holdings,
				Inc. / Axalta Coating Systems Dutch
6.750% due 04/30/20		3,290	3,422	Holding B
ADS Waste Holdings, Inc. Term Loan
				5.750% due 02/01/21 (Þ)	730	1,036
3.750% due 10/09/19 (Ê)		996	988	Series REGS
ADT Corp.
				5.750% due 02/01/21	1,875	2,660
6.250% due 10/15/21		2,000	2,070	BC Mountain LLC / BC Mountain
Affinion Group, Inc. Term Loan B				Finance, Inc.
6.750% due 04/30/18 (Ê)		973	962	7.000% due 02/01/21 (Þ)	4,065	3,902
Alaska Communications Systems				Berlin Packaging LLC 2nd Lien Term
Holdings, Inc. Term Loan B				Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 131

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.750% due 04/03/20 (Ê)	460	470	CDW LLC / CDW Finance Corp.
Berlin Packaging LLC Term Loan			8.000% due 12/15/18	2,280	2,417
4.750% due 04/03/19 (Ê)	614	615	6.000% due 08/15/22	2,250	2,250
Berry Plastics Corp.			CEC Entertainment, Inc. Term Loan
5.500% due 05/15/22	2,770	2,701	4.250% due 02/14/21 (Ê)	998	989
Berry Plastics Group, Inc. Term Loan			Cemex Finance LLC
3.500% due 02/08/20 (Ê)	747	737	9.375% due 10/12/22 (Þ)	200	228
Biomet, Inc.			Cengage Learning Acquisitions, Inc. 1st
6.500% due 08/01/20	6,725	7,254	Lien Term Loan
6.500% due 10/01/20	3,005	3,193	7.000% due 03/31/20 (Ê)	5,382	5,406
BioScrip, Inc. Term Loan			Century Aluminum Co.
6.500% due 07/31/20 (Ê)	40	40	7.500% due 06/01/21 (Þ)	4,040	4,282
BioScrip, Inc. Term Loan B			Charming Charlie, Inc. Term Loan B
			9.000% due 12/24/19 (Ê)	187	188
6.500% due 07/31/20 (Ê)	66	67	Checkout Holding Corp. 1st Lien Term
BlueLine Rental Finance Corp.			Loan B
7.000% due 02/01/19 (Þ)	1,700	1,768	4.500% due 04/09/21 (Ê)	2,000	1,989
BMC Software Finance, Inc. Term Loan			Checkout Holding Corp. 2nd Lien Term
5.500% due 09/10/20 (Ê)	960	953	Loan
Brazil Loan Trust 1			7.750% due 04/09/22 (Ê)	750	735
5.477% due 07/24/23 (Þ)	2,221	2,293	Chrysler Group LLC 1st Lien Term
BreitBurn Energy Partners, LP /			Loan B
BreitBurn Finance Corp.			3.250% due 12/31/18	499	494
8.625% due 10/15/20	450	484	Chrysler Group LLC Term Loan B
7.875% due 04/15/22	3,860	4,034	3.500% due 05/24/17 (Ê)	746	743
Brickman Group, Ltd. LLC 2nd Lien			CHS/Community Health Systems, Inc.
Term Loan			6.875% due 02/01/22 (Þ)	4,230	4,325
7.500% due 12/18/21	500	504	CITGO Petroleum Corp.
Brickman Group, Ltd. LLC Term Loan			6.250% due 08/15/22 (Å)	2,015	2,075
4.000% due 12/18/20 (Ê)	500	493	Clear Channel Worldwide Holdings, Inc.
Cablevision Systems Corp.			6.500% due 11/15/22	5,070	5,298
5.875% due 09/15/22	300	296	Series A
Caesars Entertainment Corp. 1st Lien			7.625% due 03/15/20	1,750	1,829
Term Loan B			Cleaver-Brooks, Inc.
7.000% due 10/11/20 (Ê)	3,335	3,334
Caesars Entertainment Operating Co.,			8.750% due 12/15/19 (Þ)	940	1,043
			Community Health Systems, Inc. Term
Inc.			Loan D
11.250% due 06/01/17	6,295	5,540
Caesars Entertainment Operating Co.,			4.250% due 01/27/21 (Ê)	1,245	1,246
Inc. Term Loan B			Connolly Corp. 2nd Lien Term Loan
9.500% due 03/01/17 (Ê)	281	276	8.000% due 05/14/22 (Ê)	2,970	2,997
Caesars Entertainment Operating Co.,			Consolidated Communications, Inc. Term
Inc. Term Loan B4			Loan B
9.500% due 10/31/16 (Ê)	289	288	4.250% due 12/23/20	995	995
Calpine Construction Finance Co., LP			ConvergeOne Holdings Corp. 1st Lien
1st Lien Term Loan B2			Term Loan
3.250% due 01/31/22	1,995	1,961	6.000% due 06/17/20	250	251
Calpine Corp.			Cott Beverages, Inc.
5.375% due 01/15/23	850	833	5.375% due 07/01/22	2,175	2,148
			CPG International, Inc. 1st Lien Term
7.875% due 01/15/23 (Þ)	1,335	1,445	Loan B
Calpine Corp. Term Loan B1			4.750% due 09/30/20 (Ê)	1,390	1,383
4.000% due 04/01/18	996	997	Crimson Merger Sub, Inc.
Carlson Travel Holdings, Inc.			6.625% due 05/15/22	2,780	2,655
7.500% due 08/15/19 (Å)	2,800	2,842	Crown Castle International Corp.
CCO Holdings LLC / CCO Holdings			5.250% due 01/15/23	1,970	1,990
Capital Corp.
			CSC Holdings LLC
6.500% due 04/30/21	1,370	1,425
See accompanying notes which are an integral part of this quarterly report.
132 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 11/15/21	700	751	First Data Corp.
5.250% due 06/01/24 (Þ)	350	335	6.750% due 11/01/20 (Þ)	3,802	4,011
Cumulus Media Holdings, Inc.			8.250% due 01/15/21 (Þ)	5,080	5,436
7.750% due 05/01/19	970	994	First Data Corp. Term Loan
DaVita HealthCare Partners, Inc.			3.666% due 03/24/18	3,000	2,972
5.750% due 08/15/22	5,640	5,951	First Quality Finance Co., Inc.
DBP Holding Corp.			4.625% due 05/15/21 (Þ)	1,410	1,332
7.750% due 10/15/20 (Þ)	1,565	1,409	Fitness International LLC Term Loan B
DealerTrack Technologies, Inc. Term			5.500% due 07/01/20	750	743
Loan B			Flexera Software, Inc. 1st Lien Term
3.500% due 02/28/21 (Ê)	716	711	Loan
Deluxe Entertainment Services Group			4.500% due 03/18/20	1,000	1,000
Inc. Term Loan B			Foresight Energy LLC / Foresight Energy
6.500% due 02/28/20 (Ê)	1,491	1,485	Corp.
Denali Borrower LLC / Denali Finance			7.875% due 08/15/21 (Þ)	10,330	10,898
Corp.			FPC Hldgs Inc First Lien
5.625% due 10/15/20 (Þ)	4,255	4,383	5.250% due 11/27/19 (Ê)	746	739
Denbury Resources, Inc.			FPC Holdings, Inc. 2nd Lien Term Loan
6.375% due 08/15/21	1,505	1,573	9.250% due 05/19/20 (Å)	2,000	1,963
5.500% due 05/01/22	1,405	1,380	Freescale Semiconductor, Ltd. Term
DISH DBS Corp.			Loan
5.875% due 07/15/22	1,410	1,473	4.250% due 03/01/20 (Ê)	746	742
Education Management LLC / Education			Frontier Communications Corp.
Management Finance Corp.			7.625% due 04/15/24	1,340	1,397
16.000% due 07/01/18	875	350	Gates Global LLC Term Loan
Education Management LLC Term Loan			4.250% due 07/03/21	1,000	991
C3			GENEX Holdings, Inc. 1st Lien Term
8.250% due 03/30/18	1,215	792	Loan
Emerald 3, Ltd. 2nd Lien Term Loan			5.250% due 05/30/21	1,000	1,002
Zero coupon due 05/09/22	800	796	Getty Images, Inc. Term Loan B
Emerald Performance Materials 2nd			4.750% due 10/18/19	1,025	989
Lien Term Loan			Global Brass & Copper, Inc.
7.750% due 07/15/22	250	249	9.500% due 06/01/19	1,570	1,766
Emerald US, Inc. Term Loan			Global TIP Finance BV Term Loan C
Zero coupon due 05/09/21	700	697	6.500% due 10/23/20	1,429	1,429
Endo Finance LLC			Goodyear Tire & Rubber Co. (The)
5.750% due 01/15/22 (Þ)	1,520	1,512	6.500% due 03/01/21	1,855	1,962
Energy XXI Gulf Coast, Inc.			7.000% due 05/15/22	1,230	1,335
6.875% due 03/15/24	985	980	Grifols Worldwide Operations, Ltd. Term
EnergySolutions LLC Term Loan			Loan B
6.750% due 05/29/20 (Ê)	1,500	1,519	3.155% due 02/27/21	748	744
Envision Healthcare Corp.			Grocery Outlet, Inc. 2nd Lien Term Loan
5.125% due 07/01/22 (Å)	2,645	2,612	10.500% due 05/26/19	2,230	2,253
Extreme Reach, Inc. 1st Lien Term Loan			GTCR Valor Cos., Inc. 1st Lien Term
6.750% due 02/10/20	1,696	1,711	Loan
FairPoint Communications, Inc. Term			6.000% due 05/30/21	569	566
Loan			GTCR Valor Cos., Inc. Delayed Draw
7.500% due 02/14/19 (Ê)	2,487	2,562	Term Loan
FGI Operating Co. LLC Term Loan			0.500% due 05/30/21	431	428
5.500% due 04/19/19	995	999	Halcon Resources Corp.
FIDJI Luxembourg BC4 S.A R.L Initial			9.750% due 07/15/20	1,515	1,621
Term Loan			Harbinger Group, Inc.
6.250% due 12/18/20	494	495	7.875% due 07/15/19	1,387	1,505
Fieldwood Energy LLC 2nd Lien Term
			7.750% due 01/15/22	5,813	5,915
Loan			Harland Clarke Holdings Corp. Term
8.375% due 09/30/20	2,335	2,381	Loan B4

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 133

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 08/04/19 (Ê)	1,991	2,022	Learfield Communications, Inc. 1st Lien
HCA Holdings, Inc.			Term Loan
			4.500% due 10/09/20 (Ê)	995	996
6.250% due 02/15/21	1,740	1,837	Legacy Reserves, LP / Legacy Reserves
HD Supply, Inc.			Finance Corp.
7.500% due 07/15/20	720	769	8.000% due 12/01/20	510	543
Heartland Dental Care LLC Term Loan			6.625% due 12/01/21	2,200	2,206
9.750% due 06/21/19	2,200	2,244
Heartland Dental Care LLC Term Loan			6.625% due 12/01/21 (Þ)	830	832
B1			Level 3 Escrow II, Inc.
5.500% due 12/21/18 (Ê)	2,414	2,418	5.375% due 08/15/22 (Å)	2,120	2,080
HGIM Corp. Term Loan B			Level 3 Financing, Inc.
5.500% due 06/18/20 (Ê)	748	743	7.000% due 06/01/20	1,215	1,292
Hockey Merger Sub 2, Inc.			6.125% due 01/15/21 (Å)	965	999
7.875% due 10/01/21 (Þ)	4,230	4,336	LIN Television Corp.
HUB International, Ltd. 1st Lien Term			6.375% due 01/15/21	1,945	2,018
Loan B			Linn Energy LLC / Linn Energy Finance
4.750% due 10/02/20 (Ê)	1,667	1,659	Corp.
Hyland Software, Inc. Term Loan			6.500% due 05/15/19	1,960	2,003
4.750% due 02/19/21 (Ê)	748	750	6.250% due 11/01/19	2,550	2,588
Hyperion Insurance Group Term Loan B			Lonestar Resources America, Inc.
5.750% due 10/04/19	1,990	1,993	8.750% due 04/15/19 (Þ)	1,010	1,018
Ikaria, Inc. 1st Lien Term Loan			LTS Buyer LLC 2nd Lien Term Loan
5.000% due 02/12/21	500	500	8.000% due 04/01/21 (Ê)	120	121
Ikaria, Inc. 2nd Lien Term Loan			M/A-COM Technology Solutions
8.750% due 02/12/22	1,000	1,014	Holdings, Inc. Term Loan
IMG Worldwide Holdings LLC 1st Lien			4.500% due 05/08/21	638	639
Term			Marina District Finance Company, Inc.
5.250% due 03/26/21	1,500	1,487	Term Loan
Inmar, Inc. 1st Lien Term Loan			6.750% due 08/15/18 (Ê)	746	754
4.250% due 01/27/21 (Ê)	1,000	987	McJunkin Red Man Corp. 1st Lien Term
Inmar, Inc. 2nd Lien Term Loan			Loan B
8.000% due 01/27/22	1,000	993	5.000% due 11/09/19 (Ê)	2,948	2,948
Interactive Data Corp. Term Loan			Meccanica Holdings USA, Inc.
4.750% due 05/02/21 (Ê)	2,000	2,003	6.250% due 07/15/19 (Þ)	430	472
			Medpace Holdings, Inc. 1st Lien Term
Intrawest ULC Term Loan			Loan B
5.500% due 11/26/20	2,985	3,004	4.750% due 04/01/21	953	959
ION Media Networks, Inc. Term Loan			Mem Products Partners LP/Finance
5.000% due 12/18/20	995	995	Corp.
Isle of Capri Casinos, Inc.			7.625% due 05/01/21	3,600	3,699
8.875% due 06/15/20	1,223	1,296	6.875% due 08/01/22 (Å)	2,450	2,377
Jaguar Holding Co. I			Memorial Resource Development Corp.
9.375% due 10/15/17 (Å)	1,090	1,109	5.875% due 07/01/22	2,200	2,140
Jarden Corp.			Mergermarket USA, Inc. 1st Lien Term
3.750% due 10/01/21 (Å)	1,845	2,446	Loan
JBS USA LLC / JBS USA Finance, Inc.			4.500% due 02/04/21	998	980
8.250% due 02/01/20 (Þ)	635	686	Milacron LLC / Mcron Finance Corp.
7.250% due 06/01/21 (Þ)	1,125	1,204	7.750% due 02/15/21 (Þ)	1,610	1,735
			Millennium Laboratories, Inc. Term
5.875% due 07/15/24	120	119	Loan B
Series 144a			5.250% due 03/28/21	750	750
7.250% due 06/01/21 (Þ)	1,775	1,899	Mitchell International, Inc. 1st Lien
Kinder Morgan, Inc.			Term Loan
5.000% due 02/15/21 (Þ)	345	350	4.250% due 10/12/20	746	745
Laredo Petroleum, Inc.			Mitchell International, Inc. 2nd Lien
5.625% due 01/15/22	2,200	2,239	Term Loan
			8.500% due 10/11/21 (Ê)	500	506
See accompanying notes which are an integral part of this quarterly report.
134 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Monitchem Holdco 3 SA			4.500% due 01/31/21 (Ê)	998	943
5.250% due 06/15/21	1,975	2,645	Pharmedium Healthcare Corp. 2nd Lien
Mood Media Corp. 1st Lien Term Loan B			Term Loan
7.000% due 05/01/19	748	747	7.750% due 01/28/22 (Ê)	1,510	1,502
MSC Software Corp. 1st Lien Term Loan			PHI, Inc.
5.000% due 05/29/20 (Ê)	1,500	1,506	5.250% due 03/15/19 (Þ)	1,920	1,930
National Mentor Holdings, Inc. Term			Phllips Pet Food & Supplies Co. 2nd
Loan			Lien Term Loan
4.750% due 01/31/21 (Ê)	1,277	1,274	8.250% due 01/28/22	2,090	1,912
Natural Resource Partners LP			Physio-Control International, Inc.
9.125% due 10/01/18	1,175	1,231	9.875% due 01/15/19 (Þ)	1,062	1,166
Neiman Marcus Group, Ltd. LLC			Pinnacle Entertainment, Inc.
8.000% due 10/15/21 (Þ)	170	179	7.500% due 04/15/21	1,500	1,586
8.750% due 10/15/21 (Þ)	3,230	3,448	6.375% due 08/01/21	1,230	1,267
Neiman Marcus Group, Ltd. LLC Term			7.750% due 04/01/22	1,125	1,205
Loan			Pipeline Supply and Service LLC Term
4.250% due 10/25/20 (Ê)	748	744	Loan B
North Atlantic Trading Co., Inc. Term			5.500% due 01/28/20	499	496
Loan			Pittsburgh Glass Works LLC
7.750% due 12/30/19	2,697	2,710	8.000% due 11/15/18 (Þ)	1,550	1,662
NRG Energy, Inc.			Planet Fitness Holdings LLC Term Loan
6.250% due 07/15/22 (Þ)	1,500	1,545	4.750% due 03/10/21	1,855	1,852
6.625% due 03/15/23	2,440	2,513	Plastipak Holdings, Inc.
NTELOS Inc Term Loan B			6.500% due 10/01/21 (Þ)	1,180	1,230
5.750% due 11/09/19 (Ê)	746	745	Polymer Group, Inc.
Nuance Communications, Inc.			7.750% due 02/01/19	2,048	2,150
5.375% due 08/15/20 (Þ)	5,480	5,535	Post Holdings, Inc.
Oasis Petroleum, Inc.			6.000% due 12/15/22	1,815	1,797
6.875% due 01/15/23	1,920	2,078	Post Holdings, Inc. Series A Incremental
Opal Acquisition, Inc.			Term Loan
8.875% due 12/15/21 (Þ)	470	486	3.750% due 06/02/21	2,000	2,008
Opal Acquisition, Inc. 1st Lien Term			PowerTeam Services, LLC 2nd Lien
Loan B			Term Loan
5.000% due 11/27/20 (Ê)	2,637	2,638	8.250% due 11/06/20 (Ê)	500	488
Open Text Corp. Term Loan B			Presidio, Inc. Term 1st Lien Loan B
3.250% due 01/04/21	995	991	5.000% due 03/31/17 (Ê)	725	727
Optima Specialty Steel, Inc.			PTT Exploration and Production Public
12.500% due 12/15/16 (Þ)	2,030	2,210	Co., Ltd.
			4.875% due 12/29/49	642	649
16.000% due 12/30/16 (Å)	1,950	2,106	PVH Corp. Term Loan B
Orbitz Worldwide, Inc. Term Loan B			3.250% due 02/13/20 (Ê)	627	630
4.500% due 04/15/21	997	999	PVR Partners, LP / Penn Virginia
OSP Group, Inc. Term Loan B			Resource Partners, LP
Zero coupon due 03/17/21 (Ê)	748	747	6.500% due 05/15/21	725	770
P2 Newco Acquisition Inc. 2nd Lien			RCN Telecom Services LLC / RCN
Term Loan			Capital Corp.
9.500% due 10/22/21 (Ê)	750	750	8.500% due 08/15/20 (Þ)	260	277
Paperworks Industries, Inc. Term Loan			Redtop Acquisition, Ltd. 1st Lien Term
10.625% due 07/12/16 (Þ)	1,430	1,380	Loan
10.625% due 07/20/16 (Å)	3,034	2,928	4.500% due 12/03/20	499	501
			Redtop Acquisition, Ltd. 2nd Lien Term
Peabody Energy Corp.			Loan
6.000% due 11/15/18	920	918	8.250% due 12/03/21	499	509
6.250% due 11/15/21	3,480	3,297	Regency Energy Partners, LP / Regency
Peak 10 Corp. 1st Lien Term Loan			Energy Finance Corp.
5.000% due 06/17/21	1,000	1,001	5.875% due 03/01/22	2,030	2,121
PFS Holding Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 10/01/22	685	676	Signode Industrial Group US, Inc. Term
Renaissance Learning, Inc. 1st Lien			Loan B
Term Loan			4.000% due 03/21/21	1,500	1,490
4.500% due 03/20/21	998	993	Sinclair Television Group, Inc.
Rent-A-Center, Inc.			5.375% due 04/01/21	465	466
6.625% due 11/15/20	3,100	3,061	6.375% due 11/01/21	665	698
RentPath, Inc. Term Loan B			Sirius XM Holdings, Inc.
6.250% due 05/29/20	1,995	1,995	5.750% due 08/01/21 (Þ)	2,030	2,081
ResCare, Inc.			Sirius XM Radio, Inc.
10.750% due 01/15/19	30	32	5.875% due 10/01/20 (Þ)	3,830	3,916
Rex Energy Corp.			5.250% due 08/15/22 (Þ)	360	376
6.250% due 08/01/22 (Å)	2,220	2,192	SIRVA Worldwide, Inc. Term Loan
Reynolds Group Issuer, Inc. / Reynolds			7.500% due 03/27/19 (Ê)	1,481	1,507
Group Issuer LLC			Six Flags Entertainment Corp.
5.750% due 10/15/20	2,065	2,106
Reynolds Group Issuer, Inc. / Reynolds			5.250% due 01/15/21 (Þ)	1,960	1,950
Group Issuer LLC / Reynolds Group			Skillsoft 2nd Lien Term Loan
Issuer Lu			7.750% due 04/22/22	2,830	2,773
6.875% due 02/15/21	5	5	Smithfield Foods, Inc.
8.250% due 02/15/21	1,000	1,060	6.625% due 08/15/22	2,935	3,170
Rite Aid Corp.			Spansion LLC Term Loan B
6.750% due 06/15/21	5,670	5,897	7.500% due 12/19/19 (Ê)	1,492	1,487
RJS Power Holdings LLC			Spectrum Brands, Inc. Term Loan C
5.125% due 07/15/19 (Å)	2,980	2,935	3.500% due 09/04/19	499	497
Roundy's Supermarkets, Inc. 1st Lien			Sprint Communications, Inc.
Term Loan B			7.000% due 08/15/20	115	122
5.750% due 03/03/21 (Ê)	998	990	6.000% due 11/15/22	1,335	1,315
Rovi Corp. Term Loan B			Sprint Corp.
3.750% due 06/12/21	1,000	995	7.250% due 09/15/21 (Þ)	3,595	3,829
RP Crown Parent LLC Term Loan			Steak N' Shake Operations, Inc. Term
6.000% due 12/21/18	995	998	Loan
RR Donnelley & Sons Co.			4.750% due 03/19/21 (Ê)	748	748
6.000% due 04/01/24	1,560	1,544	Stena International SA Term Loan B
Ryerson, Inc. / Joseph T Ryerson & Son			4.000% due 03/03/21	1,496	1,492
Inc			Stone Energy Corp.
9.000% due 10/15/17	2,430	2,573	7.500% due 11/15/22	1,805	1,936
Sabine Pass Liquefaction LLC			Stuart Weitzman Acquisition Co LLC
5.625% due 02/01/21	3,047	3,153	Term Loan
6.250% due 03/15/22 (Þ)	220	232	4.500% due 03/04/20 (Ê)	750	745
			Suburban Propane Partners, LP/
Salix Pharmaceuticals, Ltd.			Suburban Energy Finance Corp.
4.250% due 01/02/20 (Ê)	1,463	1,467	7.375% due 08/01/21	3,200	3,432
SBA Telecommunications, Inc.			Summit Materials LLC / Summit
5.750% due 07/15/20	140	145	Materials Finance Corp.
Scientific Games International, Inc.			10.500% due 01/31/20	3,430	3,816
6.250% due 09/01/20	3,780	3,591	Suncoke Energy Partnership LP/FI
Scientific Games International, Inc. Term			7.375% due 02/01/20	810	855
Loan			Sungard Availability Services Capital,
4.250% due 10/18/20 (Ê)	2,239	2,202	Inc.
Sequa Corp.			8.750% due 04/01/22	2,325	2,046
7.000% due 12/15/17 (Þ)	3,535	3,420	Sungard Availability Services Capital,
Serta Simmons Holdings LLC			Inc. Term Loan
8.125% due 10/01/20 (Þ)	1,485	1,563	6.000% due 03/29/19 (Ê)	1,496	1,481
Shale-Inland Holdings LLC / Shale-			Symbion, Inc.
Inland Finance Corp.			8.000% due 06/15/16	1,020	1,061
8.750% due 11/15/19 (Þ)	2,030	2,104	TCH-2 Holdings LLC 1st Lien Term
			Loan

See accompanying notes which are an integral part of this quarterly report.
136 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 05/12/21 (Ê)	400	399	7.625% due 04/15/22	2,795	3,081
TCH-2 Holdings LLC 2nd Lien Term			United Surgical Partners International,
Loan			Inc.
8.750% due 11/12/21 (Ê)	500	493	9.000% due 04/01/20	2,070	2,246
Tech Finance & Co. SCA Term Loan B			Univision Communications, Inc.
7.500% due 07/10/20	592	796	6.875% due 05/15/19 (Þ)	1,870	1,964
Tempur Sealy International, Inc.			6.750% due 09/15/22 (Þ)	104	112
6.875% due 12/15/20	1,775	1,888	US Ecology, Inc. Term Loan
Tenet Healthcare Corp.			3.750% due 06/17/21	1,000	999
6.000% due 10/01/20	4,520	4,723	US Foods, Inc.
The Active Network, Inc. 1st Lien Term			8.500% due 06/30/19	9,410	10,031
Loan			UTEX Industries, Inc. 1st Lien Term
5.500% due 11/15/20 (Ê)	748	741	Loan B
Time, Inc.			5.000% due 05/22/21	1,200	1,205
5.750% due 04/15/22 (Þ)	2,505	2,480	UTEX Industries, Inc. 2nd Lien Term
T-Mobile USA, Inc.			Loan B
5.250% due 09/01/18	270	278	8.250% due 05/22/22	1,910	1,943
6.542% due 04/28/20	880	920	Valeant Pharmaceuticals International
6.633% due 04/28/21	1,015	1,066	6.750% due 08/15/21 (Þ)	1,175	1,222
TMS International Corp.			Van Wagner Communications LLC
7.625% due 10/15/21 (Þ)	2,420	2,565	6.250% due 08/03/18 (Ê)	2,078	2,092
TNT Crane & Rigging Inc. 1st Lien Term			Veyance Technologies, Inc. Term Loan
Loan			5.250% due 09/08/17 (Ê)	941	941
5.500% due 11/27/20	995	1,001	Vince Intermediate Holding LLC Term
TNT Crane & Rigging Inc. 2nd Lien			Loan
Term Loan			6.000% due 11/04/19	686	689
10.000% due 11/27/21 (Ê)	250	250	Virgin Media Secured Finance PLC
Toys "R" Us Property Co. I LLC Term			6.000% due 04/15/21	280	487
Loan B			Visant Corp. Term Loan B
6.000% due 08/21/19	1,752	1,686	5.250% due 12/22/16 (Ê)	1,500	1,494
Toys R Us Property Co. II LLC			VWR Funding, Inc.
8.500% due 12/01/17	600	605	7.250% due 09/15/17	2,640	2,789
TransDigm, Inc.			Walker & Dunlop, Inc. Term Loan B
5.500% due 10/15/20	4,280	4,237	5.500% due 12/20/20 (Ê)	995	1,005
6.000% due 07/15/22 (Þ)	710	714	Walter Investment Management Corp.
6.500% due 07/15/24 (Þ)	530	535	7.875% due 12/15/21 (Þ)	1,805	1,841
Tribune Media Co. Term Loan			Washington Inventory Service 2nd Lien
			Term Loan
4.000% due 12/27/20 (Ê)	1,494	1,488
Tronox Finance LLC			10.250% due 06/18/19	2,600	2,561
			WESCO Distribution, Inc.
6.375% due 08/15/20	1,770	1,788
TW Telecom Holdings, Inc.			5.375% due 12/15/21	1,590	1,626
			West Corp.
5.375% due 10/01/22	865	936
TWCC Holding Corp. 2nd Lien Term			5.375% due 07/15/22	2,615	2,537
Loan			WideOpenWest Finance LLC Term Loan
			B1
7.000% due 06/26/20	1,000	983
Twin River Management Group, Inc.			3.750% due 07/17/17	497	497
Term Loan B			Windstream Corp.
5.250% due 04/10/20	1,000	999	7.750% due 10/01/21	575	620
U.S. Renal Care, Inc. 1st Lien Term Loan			7.500% due 04/01/23	620	660
4.250% due 07/03/19 (Ê)	1,610	1,605	WMG Acquisition Corp.
U.S. Renal Care, Inc. 2nd Lien Term			6.750% due 04/15/22 (Þ)	3,650	3,550
Loan			Series REGS
8.500% due 07/03/20	470	475	6.250% due 01/15/21	1,602	2,266
UCI International, Inc.			Yankee Cable Acquisition LLC Term
8.625% due 02/15/19	565	523	Loan B
United Rentals NA, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 137

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal	Fair				Principal		Fair
	Amount ($)		Value			Amount ($)			Value
	or Shares		$			or Shares			$
4.500% due 03/01/20		1,082	1,085	Short	-Term Investments - 8.8%
					Brazil - 0.1%
			574,577		Brazil Letras do Tesouro Nacional
Uruguay - 0.5%					Series LTN
Uruguay Government International Bond					Zero coupon due 01/01/15	BRL	3,450		1,454
5.000% due 09/14/18	UYU	4,044	189
4.500% due 08/14/24		2,335	2,463		Kazakhstan - 0.1%
5.100% due 06/18/50		4,150	4,098		KazMunayGas National Co. JSC
Uruguay Treasury Bills					Series REGS
Zero coupon due 08/20/15	UYU	9,000	335		11.750% due 01/23/15		842		883
Series 0001
Zero coupon due 01/14/16	UYU	7,500	269		Malaysia - 0.0%
			7,354		Bank Negara Malaysia Monetary Notes
Venezuela, Bolivarian Republic of - 2.6%					Zero coupon due 09/11/14	MYR	265		83
Bogota Distrito Capital					Zero coupon due 01/22/15	MYR	110		34
9.750% due 07/26/28	COP	800,000	533		Series 4813
Petroleos de Venezuela SA					Zero coupon due 08/05/14	MYR	660		206
9.000% due 11/17/21		2,047	1,740						323
6.000% due 05/16/24		434	283		Mexico - 0.1%
					Mexican Bonos
6.000% due 11/15/26		4,380	2,707		Series M
5.375% due 04/12/27		800	479		6.000% due 06/18/15	MXN	21,040		1,631
9.750% due 05/17/35		3,545	2,872		Series MI10
Series 2015					9.500% due 12/18/14	MXN	2,378		184
5.000% due 10/28/15		2,874	2,698						1,815
Series REGS					Nigeria - 0.1%
5.250% due 04/12/17		576	485		Nigeria Treasury Bills
8.500% due 11/02/17		11,246	10,473		0.010% due 08/07/14 (~)	NGN	57,700		356
Venezuela Government International					0.000% due 08/14/14 (~)	NGN	2,250		14
Bond					0.010% due 10/23/14 (~)	NGN	13,500		81
5.750% due 02/26/16		6,429	6,085
					0.010% due 12/18/14 (~)	NGN	100,071		594
7.750% due 10/13/19		6,005	5,074
					0.010% due 01/08/15 (~)	NGN	56,000		330
6.000% due 12/09/20		2,161	1,631
									1,375
9.000% due 05/07/23		3,260	2,730		Thailand - 0.0%
8.250% due 10/13/24		1,022	799		Thailand Government Bond
Series REGS					3.625% due 05/22/15	THB	20,180		636
13.625% due 08/15/18		1,024	1,066
12.750% due 08/23/22		795	807		United States - 8.4%
					Men's Wearhouse, Inc. Term Loan
11.950% due 08/05/31		729	691		Zero coupon due 03/11/15		2,000		2,000
			41,153
Virgin Islands, British - 0.6%					Russell U.S. Cash Management Fund		131,107,109	(8)	131,107
Sinochem Offshore Capital Company									133,107
3.250% due 04/29/19 (Þ)		1,958	1,984		Total Short-Term Investments
Sinochem Overseas Capital Co., Ltd.					(cost $139,614)				139,593
4.500% due 11/12/20 (Þ)		6,446	6,863		Total Investments 97.3%
Series REGS					(identified cost $1,534,276)				1,546,080
4.500% due 11/12/20		353	376		Other Assets and Liabilities, Net
Sinopec Capital 2013, Ltd.					- 2.7%				42,748
3.125% due 04/24/23 (Þ)		573	538		Net Assets - 100.0%				1,588,828
			9,761
Total Long-Term Fixed Income
Investments
(cost $1,394,662)			1,406,487

See accompanying notes which are an integral part of this quarterly report.
138 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date		or shares	$	$	$
2.4%
Amsurg Corp		07/01/14		6,035,000	101.12	6,108	6,066
Carlson Travel Holdings, Inc.		06/26/14		2,800,000	100.00	2,800	2,842
CIMPOR Financial Operations B.V.		07/10/14		262,000	99.07	260	258
CITGO Petroleum Corp.		07/23/14		2,015,000	100.00	2,015	2,075
Dufry Finance SCA		07/10/14	EUR	650,000	136.08	885	899
Envision Healthcare Corp.		07/29/14		2,645,000	99.63	2,635	2,612
FPC Holdings, Inc. 2nd Lien Term Loan		05/23/13		2,000,000	98.00	1,960	1,963
Jaguar Holding Co. I		07/02/14		1,090,000	103.14	1,124	1,109
Jarden Corp.		07/03/14	EUR	1,845,000	134.05	2,473	2,446
Level 3 Escrow II, Inc.		07/29/14		2,120,000	100.00	2,120	2,080
Level 3 Financing, Inc.		07/17/14		965,000	106.11	1,024	999
Loxam SAS		07/18/14	EUR	350,000	135.24	473	458
Mem Products Partners LP/Finance Corp.		07/14/14		2,450,000	98.49	2,413	2,377
Odebrecht Finance, Ltd.		06/30/14		758,000	99.84	757	735
Optima Specialty Steel, Inc.		01/31/13		1,950,000	98.62	1,923	2,106
Paperworks Industries, Inc. Term Loan		07/13/11		3,034,287	100.00	3,034	2,928
Rex Energy Corp.		07/14/14		2,220,000	100.00	2,220	2,192
RJS Power Holdings LLC		07/02/14		2,980,000	100.39	2,992	2,935
Wind Acquisition Finance SA		07/10/14	EUR	564,000	136.89	772	756
Wind Acquisition Finance SA		07/16/14		86,000	101.24	87	84
							37,920
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date	$
Long Positions
United States Treasury 5 Year Note Futures			511	USD	60,725	09/14	(255)
United States Treasury Long-Term Bond Futures			222	USD	30,504	09/14	190
Short Positions
United States Treasury 2 Year Note Futures			360	USD	78,992	09/14	16
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(49)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Barclays	USD	706		BRL	1,601	08/04/14	—
Barclays	USD	1,845		BRL	4,111	08/04/14	(33)
Barclays	USD	2,088		BRL	4,663	08/04/14	(33)
Barclays	USD	2,206		BRL	4,889	08/04/14	(51)
Barclays	USD	5,092		BRL	11,546	08/04/14	(3)
Barclays	USD	565		BRL	1,271	09/03/14	(9)
Barclays	USD	480		CLP	271,680	09/08/14	(7)
Barclays	USD	324		COP	609,305	09/08/14	—
Barclays	USD	2,337		HUF	540,604	08/08/14	(32)
Barclays	USD	822		IDR	9,916,650	08/08/14	34
Barclays	USD	1,114		INR	66,977	08/01/14	(7)
Barclays	USD	1,111		INR	66,977	08/25/14	(10)
Barclays	USD	5,122		MXN	66,489	08/08/14	(95)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 139

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	470	MXN	6,114	09/08/14	(9)
Barclays	USD	870	MYR	2,771	08/18/14	(3)
Barclays	USD	242	PHP	10,526	08/08/14	—
Barclays	USD	291	PHP	12,719	09/08/14	1
Barclays	USD	99	PLN	304	08/08/14	(1)
Barclays	USD	2,464	PLN	7,638	09/08/14	(22)
Barclays	USD	262	RON	843	08/08/14	(7)
Barclays	USD	3,099	RON	10,164	08/08/14	(25)
Barclays	USD	37	RUB	1,284	08/08/14	(1)
Barclays	USD	240	RUB	8,279	08/08/14	(9)
Barclays	USD	660	RUB	23,270	08/08/14	(9)
Barclays	USD	570	THB	18,528	08/08/14	7
Barclays	USD	900	THB	28,920	08/08/14	—
Barclays	USD	1,608	THB	51,185	09/08/14	(16)
Barclays	BRL	1,601	USD	720	08/04/14	14
Barclays	BRL	4,111	USD	1,813	08/04/14	1
Barclays	BRL	4,663	USD	2,056	08/04/14	1
Barclays	BRL	4,889	USD	2,156	08/04/14	1
Barclays	BRL	11,546	USD	5,200	08/04/14	111
Barclays	BRL	4,663	USD	2,071	09/03/14	33
Barclays	CAD	387	USD	363	08/08/14	8
Barclays	EUR	6,950	USD	9,511	08/08/14	205
Barclays	HUF	540,604	USD	2,335	09/08/14	32
Barclays	IDR	9,917,950	USD	851	08/08/14	(5)
Barclays	INR	66,977	USD	1,114	08/01/14	7
Barclays	MXN	24,407	USD	1,876	08/08/14	30
Barclays	PLN	7,638	USD	2,469	08/08/14	22
Barclays	RON	1,799	USD	557	08/08/14	13
Barclays	RON	5,518	USD	1,673	08/08/14	5
Barclays	RON	10,164	USD	3,094	09/08/14	25
Barclays	RUB	2,230	USD	63	08/08/14	1
Barclays	RUB	10,509	USD	300	08/08/14	6
Barclays	RUB	25,096	USD	718	08/08/14	16
Barclays	RUB	35,952	USD	1,030	08/08/14	25
Barclays	THB	51,185	USD	1,609	08/08/14	16
Barclays	TRY	321	USD	150	08/08/14	—
Barclays	TRY	356	USD	170	08/08/14	4
Barclays	TRY	739	USD	345	08/08/14	1
Barclays	TRY	963	USD	450	08/08/14	1
Brown Brothers Harriman	USD	77	AUD	82	08/07/14	(1)
Brown Brothers Harriman	USD	2,313	CAD	2,470	08/07/14	(48)
Brown Brothers Harriman	USD	890	EUR	650	08/07/14	(20)
Brown Brothers Harriman	USD	5,768	EUR	4,311	08/07/14	5
Brown Brothers Harriman	EUR	4,311	USD	5,769	09/05/14	(5)
Citigroup	USD	2,580	BRL	5,779	08/04/14	(33)
Citigroup	USD	500	IDR	5,811,500	08/08/14	2
Citigroup	USD	450	MXN	5,837	08/08/14	(9)
Citigroup	USD	1,062	PEN	2,961	08/08/14	(5)
Citigroup	BRL	5,779	USD	2,549	08/04/14	2
Citigroup	EUR	1,806	USD	2,440	08/08/14	21
Citigroup	PEN	515	USD	183	08/08/14	(1)
Citigroup	PEN	2,961	USD	1,057	09/08/14	5
Credit Suisse	USD	5,998	CAD	6,531	08/07/14	(9)
Credit Suisse	CAD	8,581	USD	8,050	08/07/14	180
Credit Suisse	CAD	6,531	USD	5,994	09/05/14	10
Deutsche Bank	EUR	271	USD	369	08/29/14	6
Deutsche Bank	EUR	298	USD	404	08/29/14	4
See accompanying notes which are an integral part of this quarterly report.
140 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Deutsche Bank	EUR	1,755	USD	2,403	08/29/14	52
Deutsche Bank	GBP	221	USD	379	08/29/14	6
Deutsche Bank	GBP	319	USD	546	08/29/14	9
HSBC	USD	889	BRL	2,016	08/04/14	(1)
HSBC	USD	714	CLP	402,705	08/08/14	(10)
HSBC	USD	2	MXN	28	08/08/14	—
HSBC	USD	1,280	MXN	16,868	09/08/14	(7)
HSBC	USD	1,062	PEN	2,961	08/08/14	(5)
HSBC	USD	424	PHP	18,379	08/08/14	(2)
HSBC	USD	1,845	PHP	79,743	09/08/14	(13)
HSBC	USD	2,472	PLN	7,536	08/08/14	(56)
HSBC	USD	451	RUB	15,553	08/08/14	(16)
HSBC	USD	1,064	RUB	36,640	08/08/14	(39)
HSBC	USD	1,622	TRY	3,470	08/08/14	(5)
HSBC	USD	1,051	ZAR	11,401	08/08/14	11
HSBC	USD	2,860	ZAR	30,568	08/08/14	(11)
HSBC	BRL	2,016	USD	908	08/04/14	19
HSBC	CLP	306,213	USD	552	08/08/14	17
HSBC	CLP	402,705	USD	711	09/08/14	10
HSBC	MXN	16,868	USD	1,282	08/08/14	7
HSBC	PEN	1,549	USD	550	08/08/14	(3)
HSBC	PEN	2,961	USD	1,058	09/08/14	5
HSBC	PHP	79,743	USD	1,845	08/08/14	11
JPMorgan Chase	USD	1,353	COP	2,525,428	08/08/14	(8)
JPMorgan Chase	USD	1,361	COP	2,525,428	09/08/14	(21)
JPMorgan Chase	USD	1,095	IDR	12,602,110	08/08/14	(7)
JPMorgan Chase	USD	1,110	INR	66,977	08/01/14	(3)
JPMorgan Chase	USD	380	INR	22,966	08/08/14	(1)
JPMorgan Chase	USD	786	INR	47,486	08/08/14	(2)
JPMorgan Chase	USD	1,665	INR	100,470	08/25/14	(13)
JPMorgan Chase	USD	2	MXN	28	08/08/14	—
JPMorgan Chase	USD	1,280	MXN	16,868	09/08/14	(8)
JPMorgan Chase	USD	1,378	MYR	4,436	08/08/14	9
JPMorgan Chase	USD	2,236	MYR	7,112	08/08/14	(12)
JPMorgan Chase	USD	190	MYR	606	08/18/14	(1)
JPMorgan Chase	USD	5,157	MYR	16,355	08/18/14	(44)
JPMorgan Chase	USD	1,061	PEN	2,961	08/08/14	(5)
JPMorgan Chase	USD	1,385	PEN	3,900	08/08/14	7
JPMorgan Chase	USD	260	PHP	11,310	08/08/14	—
JPMorgan Chase	USD	2,260	PHP	98,708	08/08/14	10
JPMorgan Chase	USD	2,474	PLN	7,536	08/08/14	(58)
JPMorgan Chase	USD	2,464	PLN	7,638	09/08/14	(21)
JPMorgan Chase	USD	710	RON	2,336	08/08/14	(4)
JPMorgan Chase	USD	371	RUB	12,792	08/08/14	(13)
JPMorgan Chase	USD	1,832	TRY	3,921	08/08/14	(5)
JPMorgan Chase	USD	456	UYU	10,559	08/08/14	(2)
JPMorgan Chase	USD	4,501	ZAR	48,346	08/08/14	4
JPMorgan Chase	CAD	387	USD	363	08/08/14	8
JPMorgan Chase	CLP	559,091	USD	997	09/08/14	23
JPMorgan Chase	COP	2,525,428	USD	1,365	08/08/14	20
JPMorgan Chase	EUR	4,684	USD	6,414	08/07/14	143
JPMorgan Chase	HUF	106,188	USD	465	08/08/14	12
JPMorgan Chase	IDR	12,602,110	USD	1,091	09/11/14	9
JPMorgan Chase	INR	66,977	USD	1,114	08/01/14	7
JPMorgan Chase	MXN	16,868	USD	1,283	08/08/14	7
JPMorgan Chase	MYR	16,355	USD	5,159	08/08/14	44
JPMorgan Chase	PEN	2,961	USD	1,057	09/08/14	5

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 141

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	PLN	7,638	USD	2,469	08/08/14	21
JPMorgan Chase	RON	1,799	USD	555	08/08/14	11
JPMorgan Chase	RON	3,847	USD	1,182	08/08/14	19
JPMorgan Chase	THB	47,081	USD	1,449	08/08/14	(17)
JPMorgan Chase	ZAR	2,421	USD	223	08/08/14	(2)
Standard Chartered	USD	281	ARS	2,342	08/11/14	2
Standard Chartered	USD	399	ARS	3,322	08/11/14	2
Standard Chartered	USD	213	ARS	1,775	08/14/14	—
Standard Chartered	USD	237	ARS	1,974	08/14/14	—
Standard Chartered	USD	245	CLP	139,442	09/08/14	(2)
Standard Chartered	USD	338	COP	636,357	09/08/14	—
Standard Chartered	USD	776	INR	46,826	08/25/14	(6)
Standard Chartered	USD	2,603	MYR	8,375	08/08/14	16
Standard Chartered	USD	243	MYR	773	08/18/14	(1)
Standard Chartered	USD	110	NGN	17,974	08/08/14	1
Standard Chartered	USD	1,061	PEN	2,961	08/08/14	(5)
Standard Chartered	USD	242	PHP	10,526	08/08/14	—
Standard Chartered	USD	1,564	THB	50,818	08/08/14	18
Standard Chartered	USD	3,581	TRY	7,663	08/08/14	(10)
Standard Chartered	CAD	387	USD	363	08/08/14	8
Standard Chartered	CAD	415	USD	380	09/08/14	—
Standard Chartered	CAD	1,307	USD	1,200	09/08/14	2
Standard Chartered	CLP	96,492	USD	170	08/08/14	1
Standard Chartered	CLP	13,233	USD	24	09/08/14	1
Standard Chartered	HUF	106,188	USD	465	08/08/14	13
Standard Chartered	HUF	405,604	USD	1,770	08/08/14	40
Standard Chartered	IDR	33,026,710	USD	2,770	08/08/14	(81)
Standard Chartered	MYR	3,568	USD	1,110	08/08/14	(6)
Standard Chartered	PEN	1,062	USD	380	08/08/14	1
Standard Chartered	PEN	12,619	USD	4,479	08/08/14	(24)
Standard Chartered	PEN	2,961	USD	1,057	09/08/14	4
Standard Chartered	PHP	96,903	USD	2,220	08/08/14	(8)
State Street	USD	6,268	AUD	6,742	08/07/14	(3)
State Street	USD	1,429	AUD	1,540	09/05/14	(1)
State Street	USD	3,219	CAD	3,507	09/05/14	(5)
State Street	USD	685	EUR	512	09/05/14	1
State Street	AUD	432	USD	405	08/07/14	3
State Street	AUD	6,392	USD	6,018	08/07/14	78
State Street	AUD	6,742	USD	6,256	09/05/14	4
State Street	CAD	9	USD	8	08/01/14	—
State Street	CAD	420	USD	391	08/07/14	6
State Street	EUR	93,555	USD	127,713	08/06/14	2,438
State Street	EUR	277	USD	375	08/07/14	3
State Street	GBP	19,427	USD	33,296	08/06/14	500
UBS	USD	822	BRL	1,863	08/04/14	—
UBS	USD	2,089	BRL	4,663	08/04/14	(34)
UBS	USD	3,122	BRL	7,080	08/04/14	(2)
UBS	USD	552	COP	1,040,188	09/08/14	1
UBS	USD	339	HUF	77,376	08/08/14	(9)
UBS	USD	1,210	IDR	14,614,400	08/08/14	51
UBS	USD	1,115	INR	67,329	08/25/14	(8)
UBS	USD	2	MXN	28	08/08/14	—
UBS	USD	200	MXN	2,602	08/08/14	(3)
UBS	USD	1,279	MXN	16,868	09/08/14	(7)
UBS	USD	2,678	MYR	8,529	08/18/14	(12)
UBS	USD	625	PHP	27,196	08/08/14	—
UBS	USD	2,472	PLN	7,536	08/08/14	(58)
See accompanying notes which are an integral part of this quarterly report.
142 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought	Settlement Date		$
UBS		USD	2,464	PLN		7,638	09/08/14	(21)
UBS		USD	61	RON		199	08/08/14	(1)
UBS		USD	3,099	RON	10,164		08/08/14	(25)
UBS		USD	178	RUB		6,125	08/08/14	(6)
UBS		USD	1,185	RUB	40,853		08/08/14	(43)
UBS		USD	1,669	TRY		3,581	08/08/14	(1)
UBS		USD	2,336	TRY		4,998	08/08/14	(7)
UBS		USD	210	ZAR		2,211	08/08/14	(4)
UBS		USD	486	ZAR		5,226	08/08/14	1
UBS		USD	1,372	ZAR	14,747		08/08/14	3
UBS		BRL	1,863	USD		839	08/04/14	18
UBS		BRL	4,663	USD		2,056	08/04/14	1
UBS		BRL	7,080	USD		3,170	08/04/14	49
UBS		BRL	4,663	USD		2,072	09/03/14	34
UBS		CLP	190,344	USD		340	09/08/14	8
UBS	MXN		16,868	USD		1,282	08/08/14	7
UBS		PLN	7,638	USD		2,469	08/08/14	21
UBS		RON	1,800	USD		558	08/08/14	14
UBS		RON	8,943	USD		2,784	08/08/14	79
UBS		RON	10,164	USD		3,095	09/08/14	26
UBS		RUB	10,250	USD		291	08/08/14	4
UBS		RUB	10,510	USD		300	08/08/14	6
UBS		TRY	739	USD		345	08/08/14	1
UBS		TRY	1,683	USD		780	08/08/14	(4)
UBS		ZAR	7,172	USD		670	08/08/14	2
UBS		ZAR	39,541	USD		3,689	08/08/14	4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								3,503

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity	Counterparty			Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley			USD	74,000	5.000%	06/20/19	5,439
CDX NA High Yield Index	Morgan Stanley			USD	42,000	(5.000%)	06/20/19	3,395
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($8,763)								8,834

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Fixed Income Investments
Argentina		$—		$18,279		$—		$18,279
Australia		—		3,281		—		3,281
Austria		—		464		—		464
Azerbaijan		—		6,588		—		6,588
Barbados		—		247		—		247
Bermuda		—		3,968		—		3,968
Brazil		—		50,633		—		50,633

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 143

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Canada	—	20,502			—		20,502
Cayman Islands	—	9,368			—		9,368
Chile	—	14,312			—		14,312
Colombia	—	33,276			—		33,276
Costa Rica	—	5,805			—		5,805
Croatia	—	11,740			—		11,740
Dominican Republic	—	13,414			—		13,414
El Salvador	—	5,717			—		5,717
France	—	15,727			—		15,727
Gabon	—	783			—		783
Germany	—	20,204			—		20,204
Ghana	—	982			—		982
Hong Kong	—	447			—		447
Hungary	—	23,031			—		23,031
Indonesia	—	46,889			—		46,889
Iraq	—	4,080			—		4,080
Ireland	—	7,097			—		7,097
Italy	—	4,597			—		4,597
Ivory Coast	—	4,860			—		4,860
Jamaica	—	924			—		924
Jersey	—	4,564			—		4,564
Kazakhstan	—	17,042			—		17,042
Kenya	—	1,389			—		1,389
Lithuania	—	2,589			—		2,589
Luxembourg	—	67,327			—		67,327
Malaysia	—	16,361			—		16,361
Mexico	—	46,582			—		46,582
Morocco	—	3,057			—		3,057
Netherlands	—	20,094			—		20,094
Nigeria	—	6,335			—		6,335
Norway	—	2,218			—		2,218
Panama	—	9,548			—		9,548
Paraguay	—	835			—		835
Peru	—	11,531			—		11,531
Philippines	—	5,405			—		5,405
Poland	—	20,062			—		20,062
Romania	—	20,497			—		20,497
Russia	—	50,633			—		50,633
Serbia	—	4,925			—		4,925
Singapore	—	110			—		110
Slovakia	—	779			—		779
Slovenia	—	4,328			—		4,328
South Africa	—	34,625			—		34,625
Spain	—	3,415			—		3,415
Sweden	—	2,795			—		2,795
Thailand	—	12,775			—		12,775
Trinidad and Tobago	—	1,582			—		1,582
See accompanying notes which are an integral part of this quarterly report.
144 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Turkey		—	34,047			—		34,047
Ukraine		—	12,344			—		12,344
United Kingdom		—	28,633			—		28,633
United States		—	565,870			8,707		574,577
Uruguay		—	7,354			—		7,354
Venezuela, Bolivarian Republic of		—	41,153			—		41,153
Virgin Islands, British		—	9,761			—		9,761
Short-Term Investments		—	139,593			—		139,593
Total Investments		—	1,537,373			8,707		1,546,080

Other Financial Instruments
Futures Contracts		(49)	—			—		(49)
Foreign Currency Exchange Contracts		(3)	3,506			—		3,503
Credit Default Swap Contracts		—	8,834			—		8,834
Total Other Financial Instruments*		$(52)	$12,340			$—		$12,288

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 145

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 81.5%			AmeriCredit Automobile Receivables
			Trust 2013-3
Asset-Backed Securities - 9.3%			Series 2013-3 Class A2
321 Henderson Receivables LLC			0.680% due 10/11/16	4,061	4,064
Series 2014-2A Class A			AmeriCredit Automobile Receivables
3.610% due 01/17/73 (Å)	2,600	2,598	Trust 2014-2
Access Group, Inc.			Series 2014-2 Class A2B
Series 2004-2 Class A3			0.433% due 10/10/17 (Ê)	8,960	8,961
0.424% due 10/25/24 (Ê)	3,700	3,452	Asset Backed Securities Corp. Home
Accredited Mortagage Loan Trust			Equity
Series 2006-2 Class A4			Series 2006-HE5 Class A5
0.415% due 09/25/36	4,540	3,787	0.392% due 07/25/36 (Ê)	8,729	7,326
ACE Securities Corp. Home Equity Loan			Asset Backed Securities Corp. Home
Trust			Equity Loan Trust
Series 2006-HE4 Class A2A			Series 2004-HE6 Class A1
0.215% due 10/25/36 (Ê)	135	49	0.705% due 09/25/34 (Ê)	37	37
Ally Auto Receivables Trust			Bank of America Auto Trust
Series 2013-1 Class A2			Series 2012-1 Class A3
0.460% due 10/15/15	1,350	1,350	0.780% due 06/15/16	8,250	8,262
Series 2013-2 Class A2B			Bear Stearns Asset Backed Securities
0.382% due 07/15/16 (Ê)	4,470	4,471	I Trust
Ally Auto Receivables Trust 2011-1			Series 2007-HE5 Class 1A2
Series 2011-1 Class A4			0.335% due 06/25/47 (Ê)	3,205	3,085
2.230% due 03/15/16	2,210	2,217	BMW Vehicle Owner Trust 2011-A
Ally Auto Receivables Trust 2012-3			Series 2011-A Class A4
Series 2012-3 Class A3			1.030% due 02/26/18	8,985	9,012
0.850% due 08/15/16	5,977	5,990	BNC Mortgage Loan Trust
Ally Master Owner Trust			Series 2007-2 Class A2
Series 2010-2 Class A			0.255% due 05/25/37 (Ê)	186	177
4.250% due 04/15/17 (Þ)	3,719	3,793	Brazos Higher Education Authority
Series 2012-1 Class A2			Series 2010-1 Class A2
1.440% due 02/15/17	2,495	2,508	1.427% due 02/25/35 (Ê)	5,000	5,166
Series 2014-2 Class A			Cabela's Master Credit Card Trust
0.522% due 01/16/18 (Ê)	6,220	6,224	Series 2014-1 Class A
American Express Credit Account			0.502% due 03/16/20 (Ê)	1,820	1,821
Master Trust			Capital Auto Receivables Asset Trust
Series 2012-2 Class A			Series 2013-4 Class A2
0.680% due 03/15/18	2,245	2,249	0.850% due 02/21/17	3,200	3,206
American Money Management Corp.			Series 2014-1 Class A2
1.680% due 07/27/26	3,250	3,251	0.960% due 04/20/17	3,420	3,429
AmeriCredit Automobile Receivables			CarFinance Capital Auto Trust
Trust			Series 2013-1A Class A
Series 2011-3 Class B			1.650% due 07/17/17 (Þ)	1,455	1,459
2.280% due 06/08/16	2,133	2,136	CarFinance Capital Auto Trust 2014-1
Series 2012-3 Class B			Series 2014-1A Class A
1.590% due 07/10/17	1,985	1,999	1.460% due 12/17/18 (Þ)	3,424	3,431
Series 2012-4 Class B			CarMax Auto Owner Trust
1.310% due 11/08/17	2,395	2,408	Series 2011-1 Class C
Series 2012-5 Class A2			2.830% due 02/15/17	7,725	7,829
0.510% due 01/08/16	140	140	CCG Receivables Trust
AmeriCredit Automobile Receivables			Series 2013-1 Class A2
Trust 2012-5			1.050% due 08/14/20 (Þ)	2,385	2,390
Series 2012-5 Class A3			CCG Receivables Trust 2014-1
0.620% due 06/08/17	3,380	3,381	Series 2014-1 Class A2
AmeriCredit Automobile Receivables			1.060% due 11/15/21 (Þ)	3,120	3,116
Trust 2013-1			Centex Home Equity Loan Trust
Series 2013-1 Class A2			Series 2002-D Class AF4
0.490% due 06/08/16	579	579	5.210% due 11/25/28	105	105
AmeriCredit Automobile Receivables			Series 2006-A Class AV4
Trust 2013-2			0.405% due 06/25/36 (Ê)	4,713	4,217
Series 2013-2 Class A2
0.530% due 11/08/16	1,223	1,223	Chase Issuance Trust
			Series 2012-A3 Class A3
			0.790% due 06/15/17	11,985	12,022

See accompanying notes which are an integral part of this quarterly report.

146 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-A1 Class A1			Series 2011-3 Class A2
1.150% due 01/15/19	6,560	6,566	1.620% due 05/20/17 (Þ)	430	430
Chesapeake Funding LLC			Series 2013-2 Class A2
Series 2012-1A Class A			1.060% due 03/20/19 (Þ)	7,021	7,047
0.906% due 11/07/23 (Ê)(Þ)	3,436	3,448	Series 2014-1 Class A2
Series 2014-1A Class A			0.870% due 09/20/19 (Þ)	2,090	2,088
0.576% due 03/07/26 (Ê)(Þ)	4,620	4,621	EquiFirst Mortgage Loan Trust
Series 2014-1A Class C			Series 2003-2 Class M2
1.356% due 03/07/26 (Ê)(Þ)	1,370	1,371	2.705% due 09/25/33 (Ê)	1,817	1,723
CIFC Funding, Ltd.			Exeter Automobile Receivables Trust
1.382% due 08/14/24 (Å)	5,400	5,400	Series 2013-1A Class A
CIT Education Loan Trust			1.290% due 10/16/17 (Þ)	1,390	1,393
Series 2007-1 Class A			Fannie Mae Grantor Trust
0.323% due 03/25/42 (Ê)(Þ)	4,108	3,887	Series 2003-T4 Class 2A5
Citibank Credit Card Issuance Trust			5.407% due 09/26/33	557	607
Series 2006-A7 Class A7			Federal Home Loan Mortgage Corp.
0.291% due 12/17/18 (Ê)	11,480	11,453	Structured Pass Through Securities
Citigroup Mortgage Loan Trust, Inc.			Series 2000-30 Class A5
Series 2007-AHL3 Class A3A			7.787% due 12/25/30	379	405
0.215% due 07/25/45 (Ê)	543	482	First Franklin Mortgage Loan Asset
Series 2007-WFH1 Class A3			Backed Certificates
0.305% due 01/25/37 (Ê)	3,701	3,628	Series 2006-FF18 Class A2B
Series 2007-WFH1 Class A4			0.265% due 12/25/37 (Ê)	9,857	6,431
0.355% due 01/25/37 (Ê)	7,880	7,129	First Franklin Mortgage Loan Trust
Conseco Finance Home Improvement			Series 2005-FF8 Class M1
Loan Trust			0.645% due 09/25/35 (Ê)	4,700	4,294
Series 2000-E Class M1			Ford Credit Auto Lease Trust
8.130% due 08/15/31	68	68	Series 2014-A Class A2B
Conseco Finance Securitizations Corp.			0.332% due 10/15/16 (Ê)	5,690	5,692
Series 2001-4 Class A4			Ford Credit Auto Lease Trust 2012-B
7.360% due 08/01/32	2,291	2,539	Series 2012-B Class A3
Conseco Financial Corp.			0.570% due 09/15/15	1,231	1,231
Series 1997-7 Class A6			Ford Credit Auto Owner Trust
6.760% due 07/15/28	245	255	Series 2012-D Class A3
Countrywide Asset Backed Certificates			0.510% due 04/15/17	4,669	4,671
Series 2006-25 Class 2A3			Ford Credit Auto Owner Trust 2012-A
0.320% due 06/25/47	4,127	3,644	Series 2012-A Class A3
Countrywide Asset-Backed Certificates			0.840% due 08/15/16	1,885	1,888
Series 2005-4 Class AF3			Ford Credit Auto Owner Trust 2014-A
4.456% due 10/25/35	114	114	Series 2014-A Class A2
Series 2005-17 Class 4A2A			0.480% due 11/15/16	5,324	5,325
0.412% due 05/25/36 (Ê)	496	494	Fremont Home Loan Trust
Series 2006-3 Class 2A2			Series 2006-E Class 2A1
0.335% due 06/25/36 (Ê)	1,412	1,355	0.215% due 01/25/37 (Ê)	20	9
			GE Capital Credit Card Master Note
Series 2007-4 Class A2			Trust
5.530% due 04/25/47	2,101	2,032	Series 2012-1 Class A
Credit-Based Asset Servicing and			1.030% due 01/15/18	6,200	6,215
Securitization LLC
Series 2003-CB6 Class M1			GE Dealer Floorplan Master Note Trust
1.202% due 12/25/33 (Ê)	3,562	3,346	Series 2012-1 Class A
Dell Equipment Finance Trust			0.726% due 02/20/17 (Ê)	4,945	4,955
0.260% due 08/14/15 (Å)	6,300	6,300	Global SC Finance SRL
Discover Card Execution Note Trust			3.090% due 07/17/29	3,785	3,780
0.810% due 08/15/17	8,220	8,240	GM Financial Automobile Leasing Trust
			Series 2014-1A Class B
DT Auto Owner Trust			1.760% due 05/21/18 (Þ)	4,350	4,347
Series 2013-1A Class A
0.750% due 05/16/16 (Þ)	1,034	1,034	Green Tree Financial Corp.
			Series 1994-1 Class A5
Series 2013-2A Class A			7.650% due 04/15/19	243	253
0.810% due 09/15/16 (Þ)	5,641	5,645
			GSAA Trust
Education Loan Asset Backed Trust			Series 2006-2 Class 2A3
1.155% due 11/25/33 (Å)	4,660	4,336	0.425% due 12/25/35 (Ê)	3,270	3,235
Enterprise Fleet Financing LLC

See accompanying notes which are an integral part of this quarterly report.

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Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GSAMP Trust			Series 2006-HE2 Class A3
Series 2005-WMC2 Class A2C			0.315% due 08/25/36 (Ê)	720	372
0.505% due 11/25/35 (Ê)	5,431	5,134	Series 2006-HE2 Class A4
Series 2006-FM1 Class A2D			0.415% due 08/25/36 (Ê)	5,951	3,123
0.420% due 04/25/36	7,500	4,635	JGWPT LLC
Series 2006-HE5 Class A2C			Series 2013-3A Class A
0.305% due 08/25/36 (Ê)	7,075	5,972	4.080% due 01/17/73 (Þ)	2,263	2,360
Series 2007-FM1 Class A2A			JPMorgan Mortgage Acquisition Trust
0.225% due 12/25/36 (Ê)	613	330	Series 2006-HE2 Class A4
Higher Education Funding I			0.302% due 07/25/36 (Ê)	1,965	1,874
Series 2014-1 Class A			Series 2007-CH2 Class AV4
1.277% due 05/25/34 (Ê)(Þ)	3,200	3,242	0.305% due 01/25/37 (Ê)	10,370	8,747
HLSS Servicer Advance Receivables			Series 2007-HE1 Class AV1
Backed Notes			0.215% due 03/25/47 (Ê)	46	45
Series 2013-T5 Class DT5			Lehman XS Trust
3.314% due 08/15/46 (Þ)	4,100	4,112	Series 2006-9 Class A1B
Home Equity Asset Trust			0.315% due 05/25/46 (Ê)	1,115	915
Series 2006-4 Class 2A4			Series 2006-13 Class 1A2
0.435% due 08/25/36 (Ê)	3,361	2,829	0.325% due 09/25/36 (Ê)	1,085	902
Honda Auto Receivables 2012-2 Owner			Series 2006-19 Class A2
Trust			0.325% due 12/25/36 (Ê)	1,527	1,243
Series 2012-2 Class A3
0.700% due 02/16/16	6,808	6,818	Long Beach Mortgage Loan Trust
Honda Auto Receivables 2013-2 Owner			Series 2004-4 Class 1A1
Trust			0.715% due 10/25/34 (Ê)	39	35
Series 2013-2 Class A2			Series 2004-4 Class M1
0.370% due 10/16/15	1,032	1,032	1.055% due 10/25/34 (Ê)	10,600	10,024
Honda Auto Receivables Owner Trust			M&T Bank Auto Receivables Trust
Series 2011-3 Class A3			Series 2013-1A Class A3
0.880% due 09/21/15	192	193	1.060% due 11/15/17 (Þ)	6,975	7,013
			Massachusetts Educational Financing
HSBC Home Equity Loan Trust			Authority
Series 2006-2 Class A1
0.306% due 03/20/36 (Ê)	2,066	2,050	Series 2008-1 Class A1
			1.184% due 04/25/38 (Ê)	2,093	2,110

0.356% Series 2007-1 due 03/20/36 Class AS (Ê)	4,607	4,566	Master Asset Backed Securities Trust
			Series 2006-NC3 Class A4
Series 2007-2 Class A3V			0.315% due 10/25/36 (Ê)	169	107
0.376% due 07/20/36 (Ê)	1,735	1,732	Mastr Asset Backed Securities Trust
HSI Asset Securitization Corp. Trust			Series 2006-HE5 Class A3
Series 2007-WF1 Class 2A4			0.315% due 11/25/36 (Ê)	4,309	2,894
0.405% due 05/25/37 (Ê)	9,069	6,978
Hyundai Auto Lease Securitization Trust			Series 2006-HE5 Class A4
2012-A			0.375% due 11/25/36 (Ê)	1,222	828
Series 2012-A Class A3			Series 2006-NC2 Class A4
0.920% due 08/17/15 (Þ)	13,011	13,020	0.305% due 08/25/36 (Ê)	12,496	6,899
Hyundai Auto Receivables Trust 2010-A			Series 2006-NC3 Class A3
Series 2010-A Class A4			0.255% due 10/25/36	2,220	1,395
2.450% due 12/15/16	153	153	Series 2006-NC3 Class A5
Hyundai Auto Receivables Trust 2011-B			0.365% due 10/25/36 (Ê)	7,546	4,822
Series 2011-B Class A4			Mercedes Benz Auto Lease Trust
1.650% due 02/15/17	1,610	1,615	Series 2013-B Class A4
Hyundai Auto Receivables Trust 2011-C			0.760% due 07/15/19	2,470	2,473
Series 2011-C Class A4			Mercedes-Benz Master Owner Trust
1.300% due 02/15/18	11,185	11,262	Series 2012-BA Class A
Hyundai Auto Receivables Trust 2012-A			0.422% due 11/15/16 (Ê)(Þ)	5,980	5,981
Series 2012-A Class A3			Morgan Stanley ABS Capital I, Inc. Trust
0.720% due 03/15/16	577	577	Series 2006-WMC2 Class A2FP
IXIS Real Estate Capital Trust			0.205% due 07/25/36 (Ê)	48	23
Series 2006-HE1 Class A3			Series 2007-HE5 Class A2C
0.355% due 03/25/36 (Ê)	2,138	1,348	0.405% due 03/25/37 (Ê)	2,759	1,628
Series 2006-HE1 Class A4			Series 2007-HE5 Class A2D
0.455% due 03/25/36 (Ê)	5,808	3,727	0.495% due 03/25/37 (Ê)	6,385	3,812
			Morgan Stanley IXIS Real Estate Capital
			Trust

See accompanying notes which are an integral part of this quarterly report.

148 Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-2 Class A1			Santander Drive Auto Receivables Trust
0.205% due 11/25/36 (Ê)	4	2	2012-3
Navient Student Loan Trust			Series 2012-3 Class A3
Series 2014-1 Class A3			1.080% due 04/15/16	281	281
0.658% due 06/25/31	6,465	6,471	Santander Drive Auto Receivables Trust
Nelnet Student Loan Trust			2012-5
Series 2014-4A Class A2			Series 2012-5 Class A3
1.105% due 11/25/43 (Ê)(Þ)	3,225	3,225	0.830% due 12/15/16	1,176	1,177
			Santander Drive Auto Receivables Trust
Nissan Auto Lease Trust 2013-B			2013-1
Series 2013-B Class A2B			Series 2013-1 Class A3
0.422% due 01/15/16 (Ê)	2,394	2,395	0.620% due 06/15/17	6,462	6,467
Nissan Auto Receivables 2011-B Owner			Santander Drive Auto Receivables Trust
Trust			2013-2
Series 2011-B Class A3			Series 2013-2 Class A3
0.950% due 02/16/16	1,180	1,183	0.700% due 09/15/17	8,330	8,339
OHA Credit Partners VII, Ltd.			Santander Drive Auto Receivables Trust
Series 2012-7A Class A			2013-A
1.649% due 11/20/23 (Ê)(Þ)	3,800	3,797	Series 2013-A Class A2
Panhandle-Plains Higher Education			0.800% due 10/17/16 (Þ)	1,992	1,994
Authority, Inc.			Scholar Funding Trust
Series 2011-1 Class A3			Series 2012-B Class A2
1.185% due 10/01/37 (Ê)	2,500	2,576	1.254% due 03/28/46 (Ê)(Þ)	3,500	3,582
Popular ABS Mortgage Pass-Through			Securitized Asset Backed Receivables
Trust			LLC Trust
Series 2006-C Class A4			Series 2007-BR2 Class A2
0.405% due 07/25/36 (Ê)	7,224	6,768	0.385% due 02/25/37 (Ê)	3,174	1,885
Series 2006-D Class A3			Series 2007-BR4 Class A2B
0.415% due 11/25/46 (Ê)	4,914	4,283	0.355% due 05/25/37 (Ê)	6,337	4,195
Prestige Auto Receivables Trust			Series 2007-BR5 Class A2A
Series 2013-1A Class A2			0.285% due 05/25/37 (Ê)	4,062	2,895
1.090% due 02/15/18 (Þ)	1,857	1,860

Prestige Auto Receivables Trust 2014-1			0.215% Series 2007-HE1 due 12/25/36 Class (Ê) A2A	717	263
Series 2014-1A Class A3
1.520% due 04/15/20 (Þ)	3,360	3,348	Series 2007-NC1 Class A2B
			0.305% due 12/25/36 (Ê)	7,850	4,459

RAMP Series Trust 2006-RS1 Class AI2			Series 2007-NC1 Class A2C
0.385% due 01/25/36 (Ê)	854	819	0.365% due 12/25/36 (Ê)	1,949	1,117
RASC Trust			SLM Private Education Loan Trust
Series 2005-KS12 Class A2			Series 2010-A Class 2A
0.405% due 01/25/36 (Ê)	264	263	3.402% due 05/16/44 (Ê)(Þ)	8,219	8,750
Renaissance Home Equity Loan Trust			Series 2012-B Class A2
Series 2005-4 Class A3			3.480% due 10/15/30 (Þ)	5,720	5,969
5.565% due 02/25/36	138	135	Series 2013-B Class A2A
Series 2006-1 Class AF3			1.850% due 06/17/30 (Þ)	2,920	2,864
5.608% due 05/25/36	72	51	SLM Private Education Loan Trust
			2014-A
Series 2006-1 Class AF6			Series 2014-A Class A2B
5.746% due 05/25/36	1,804	1,356	1.302% due 01/15/26 (Ê)(Þ)	2,590	2,621
Series 2006-2 Class AF2			SLM Student Loan Trust
5.762% due 08/25/36	235	154	Series 2006-2 Class A6
Series 2007-1 Class AF2			0.404% due 01/25/41 (Ê)	4,400	4,040
5.512% due 04/25/37	4,682	2,592	Series 2006-8 Class A6
Series 2007-2 Class AF2			0.394% due 01/25/41 (Ê)	4,400	3,989
5.675% due 06/25/37	1,438	782	Series 2007-6 Class B
Santander Drive Auto Receivables Trust			1.084% due 04/27/43 (Ê)	1,453	1,325
Series 2011-2 Class B			Series 2008-2 Class B
2.660% due 01/15/16	45	45	1.434% due 01/25/29 (Ê)	1,530	1,385
Series 2012-1 Class B			Series 2008-3 Class A3
2.720% due 05/16/16	2,316	2,323	1.234% due 10/25/21 (Ê)	5,445	5,552
Series 2012-2 Class B			Series 2008-3 Class B
2.090% due 08/15/16	4,394	4,408	1.434% due 04/25/29 (Ê)	1,530	1,410
Series 2012-6 Class A3			Series 2008-4 Class B
0.620% due 07/15/16	289	289	2.084% due 04/25/29 (Ê)	1,530	1,525

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 149

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-5 Class B			Toyota Auto Receivables 2013-A Owner
2.084% due 07/25/29 (Ê)	1,530	1,549	Trust
Series 2008-6 Class B			Series 2013-A Class A3
2.084% due 07/25/29 (Ê)	1,530	1,509	0.550% due 01/17/17	4,207	4,212
Series 2008-7 Class A2			Toyota Auto Receivables 2013-B Owner
0.734% due 10/25/17 (Ê)	10,453	10,468	Trust
			Series 2013-B Class A2
0.605% due 09/25/26	5,866	5,878	0.480% due 02/15/16	2,262	2,263
Series 2008-7 Class B			Washington Mutual Asset-Backed
2.084% due 07/25/29 (Ê)	1,530	1,537	Certificates
Series 2008-8 Class B			Series 2006-HE2 Class A3
2.484% due 10/25/29 (Ê)	1,530	1,614	0.305% due 05/25/36 (Ê)	3,679	2,507
Series 2008-9 Class B			World Financial Network Credit Card
2.484% due 10/25/29 (Ê)	1,530	1,621	Master Trust
Series 2013-4 Class A			Series 2014-A Class A
0.705% due 06/25/27 (Ê)	3,248	3,265	0.532% due 12/15/19 (Ê)	3,525	3,527
SLM Student Loan Trust 2004-8			World Omni Master Owner Trust
Series 2004-8 Class B			Series 2013-1 Class A
0.694% due 01/25/40 (Ê)	916	834	0.502% due 02/15/18 (Ê)(Þ)	7,075	7,083
Small Business Administration			World Onmi Auto Receivables Trust
Participation Certificates			Series 2011-A Class A4
Series 1997-20D Class 1			1.910% due 04/15/16	601	603
7.500% due 04/01/17	177	185			675,698
Series 2004-20F Class 1			Corporate Bonds and Notes - 15.5%
5.520% due 06/01/24	80	87	21st Century Fox America, Inc.
Series 2005-20G Class 1			4.500% due 02/15/21	3,080	3,343
4.750% due 07/01/25	1,247	1,325	3.000% due 09/15/22	2,250	2,177
SMART Trust			3M Co.
Series 2011-2 Class A4A			1.625% due 06/15/19	6,050	5,935
2.310% due 04/14/17 (Þ)	7,684	7,757	AbbVie, Inc.
Series 2012-1 Class A4A			1.200% due 11/06/15	7,300	7,339
2.010% due 12/14/17 (Þ)	3,925	3,969	2.900% due 11/06/22	3,180	3,067
Soundview Home Equity Loan Trust			Aetna, Inc.
Series 2005-4 Class M2			2.750% due 11/15/22	1,715	1,654
0.624% due 03/25/36	3,870	3,317
			Air Lease Corp.
Series 2006-EQ2 Class A3			4.500% due 01/15/16	2,700	2,801
0.315% due 01/25/37 (Ê)	10,311	7,012
			Ally Financial, Inc.
Series 2007-OPT1 Class 2A1			2.750% due 01/30/17	6,900	6,909
0.235% due 06/25/37 (Ê)	295	175
Structured Adjustable Rate Mortgage			Alterra USA Holdings, Ltd.
Loan Trust			7.200% due 04/14/17 (Þ)	2,005	2,225
Series 2006-4 Class 6A			Altria Group, Inc.
5.321% due 05/25/36	1,418	1,172	9.700% due 11/10/18	365	473
Structured Asset Investment Loan Trust			4.750% due 05/05/21	7,050	7,756
Series 2006-2 Class A3			4.000% due 01/31/24	2,725	2,778
0.335% due 04/25/36 (Ê)	3,390	3,018	9.950% due 11/10/38	370	609
Structured Asset Securities Corp.			10.200% due 02/06/39	1,630	2,744
Mortgage Loan Trust			4.250% due 08/09/42	2,285	2,085
Series 2005-4XS Class 2A1A			American Airlines 2013-2 Class A Pass
1.902% due 03/25/35 (Ê)	1,535	1,536	Through Trust
Series 2006-BC6 Class A4			4.950% due 01/15/23	5,434	5,880
0.325% due 01/25/37 (Ê)	4,740	3,918	American Express Credit Corp.
Series 2006-WF2 Class A3			2.375% due 03/24/17	2,740	2,824
0.305% due 07/25/36 (Ê)	1,971	1,962	American Honda Finance Corp.
Series 2006-WF3 Class A4			0.732% due 10/07/16 (Ê)	5,875	5,918
0.465% due 09/25/36 (Ê)	5,740	5,056	American International Group, Inc.
Series 2007-BC1 Class A4			5.050% due 10/01/15	400	420
0.285% due 02/25/37 (Ê)	9,815	8,419	5.450% due 05/18/17	1,075	1,192
Series 2007-BC3 Class 2A1			6.400% due 12/15/20	2,575	3,086
0.215% due 05/25/47 (Ê)	1,110	1,104	8.175% due 05/15/58	1,350	1,865
SunTrust Student Loan Trust			American Tower Trust I
Series 2006-1A Class A4			3.070% due 03/15/23 (Þ)	3,505	3,438
0.425% due 10/28/37 (Ê)(Þ)	5,000	4,731

See accompanying notes which are an integral part of this quarterly report.

150 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ameriprise Financial, Inc.			CareFusion Corp.
7.518% due 06/01/66	2,705	2,976	6.375% due 08/01/19	1,680	1,953
Amgen, Inc.			Caterpillar Financial Services Corp.
2.125% due 05/15/17	1,030	1,052	7.150% due 02/15/19	1,575	1,915
Anadarko Petroleum Corp.			CBS Corp.
6.375% due 09/15/17	2,890	3,299	4.300% due 02/15/21	1,444	1,547
6.950% due 06/15/19	1,675	2,024	3.375% due 03/01/22	2,650	2,635
Anheuser-Busch InBev Finance, Inc.			Celgene Corp.
3.700% due 02/01/24	2,725	2,789	2.250% due 05/15/19	2,385	2,370
Anheuser-Busch InBev Worldwide, Inc.			CF Industries, Inc.
2.875% due 02/15/16	2,150	2,225	5.150% due 03/15/34	1,305	1,384
5.375% due 01/15/20	4,055	4,639	Chase Capital III
Apollo Management Holdings, LP			Series C
4.000% due 05/30/24 (Þ)	3,240	3,246	0.777% due 03/01/27 (Ê)	1,740	1,531
Apple, Inc.			Chesapeake Energy Corp.
0.473% due 05/03/18 (Ê)	10,416	10,420	3.484% due 04/15/19 (Ê)	2,850	2,857
2.850% due 05/06/21	2,605	2,615	Chevron Corp.
AT&T, Inc.			1.104% due 12/05/17	1,745	1,730
2.950% due 05/15/16	5,375	5,575	2.355% due 12/05/22	8,350	7,981
4.350% due 06/15/45	1,747	1,644	3.191% due 06/24/23	2,425	2,448
Series FRN			CHS/Community Health Systems, Inc.
0.608% due 02/12/16 (Ê)	3,603	3,613	8.000% due 11/15/19	1,375	1,475
Axiall Corp.			CIT Group, Inc.
4.875% due 05/15/23	5,155	5,026	5.000% due 05/15/17	6,550	6,886
BAE Systems Holdings, Inc.			6.625% due 04/01/18 (Þ)	3,155	3,478
5.200% due 08/15/15 (Þ)	4,175	4,349	Citigroup, Inc.
Bank of America Corp.			2.250% due 08/07/15	6,500	6,602
4.750% due 08/01/15	3,475	3,615	5.300% due 01/07/16	1,325	1,407
3.625% due 03/17/16	1,575	1,642	3.953% due 06/15/16	600	632
5.625% due 10/14/16	1,680	1,833	4.450% due 01/10/17	3,435	3,683
5.750% due 12/01/17	3,495	3,921	6.000% due 08/15/17	1,500	1,687
6.875% due 04/25/18	5,100	5,952	6.125% due 11/21/17	7,695	8,738
5.875% due 01/05/21	1,075	1,242	8.500% due 05/22/19	1,195	1,512
3.300% due 01/11/23	1,150	1,124	4.500% due 01/14/22	2,400	2,584
4.000% due 04/01/24	2,765	2,803	5.500% due 09/13/25	2,885	3,174
Series GMTN			0.777% due 08/25/36 (Ê)	2,250	1,812
6.400% due 08/28/17	600	681	CNA Financial Corp.
Series MTNL			7.250% due 11/15/23	1,850	2,295
5.650% due 05/01/18	3,500	3,936	Comcast Corp.
Bank of America NA			5.700% due 07/01/19	2,325	2,710
0.695% due 11/14/16 (Ê)	10,200	10,219	3.600% due 03/01/24	3,485	3,566
Series BKNT			Commonwealth Edison Co.
0.511% due 06/15/16 (Ê)	3,100	3,090	5.800% due 03/15/18	1,745	1,987
5.300% due 03/15/17	4,165	4,553	ConAgra Foods, Inc.
0.531% due 06/15/17 (Ê)	4,175	4,128	0.603% due 07/21/16 (Ê)	13,000	12,995
6.100% due 06/15/17	2,000	2,241	4.950% due 08/15/20	4,425	4,883
BB&T Corp.			Continental Airlines Pass Through Trust
1.093% due 06/15/18	4,000	4,070	Series 2009-1
Bear Stearns Cos. LLC (The)			9.000% due 07/08/16	2,612	2,919
5.550% due 01/22/17	2,401	2,633	Continental Resources, Inc.
Bellsouth Capital Funding Corp.			5.000% due 09/15/22	3,465	3,716
7.875% due 02/15/30	2,680	3,581	Credit Suisse
BMW US Capital LLC Co.			0.717% due 05/26/17	2,200	2,205
0.568% due 06/02/17	1,200	1,195	Crown Castle Towers LLC
Boston Scientific Corp.			5.495% due 01/15/17 (Þ)	1,900	2,046
6.000% due 01/15/20	2,382	2,757	4.174% due 08/15/17 (Þ)	3,880	4,108
Bristol-Myers Squibb Co.			CSX Corp.
2.000% due 08/01/22	7,605	7,068	4.250% due 06/01/21	3,075	3,329
Burlington Northern Santa Fe LLC			CVS Caremark Corp.
3.050% due 03/15/22	2,100	2,102	1.200% due 12/05/16	5,700	5,730

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 151

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Daimler Finance NA LLC			Series GMTN
0.580% due 03/10/17 (Ê)(Þ)	5,500	5,506	0.884% due 07/12/16 (Ê)	5,570	5,619
Delphi Corp.			4.625% due 01/07/21	16,100	17,880
5.000% due 02/15/23	2,500	2,684	3.100% due 01/09/23	3,000	2,974
Delta Air Lines Pass Through Trust			6.150% due 08/07/37	2,035	2,523
Series 2002-1 Class G-1			Series MTNA
6.718% due 01/02/23	2,934	3,425	6.750% due 03/15/32	2,975	3,929
DIRECTV Holdings LLC / DIRECTV			General Electric Co.
Financing Co., Inc.			5.250% due 12/06/17	3,805	4,270
4.600% due 02/15/21	1,950	2,120	2.700% due 10/09/22	4,725	4,614
5.000% due 03/01/21	5,185	5,745	4.500% due 03/11/44	2,015	2,100
4.450% due 04/01/24	2,130	2,231	General Mills, Inc.
Dominion Resources, Inc.			0.435% due 01/28/16 (Ê)	3,915	3,917
4.450% due 03/15/21	3,075	3,362	Series FRN
Series B			0.534% due 01/29/16 (Ê)	5,675	5,686
2.750% due 09/15/22	3,525	3,416	General Motors Co.
Dow Chemical Co. (The)			4.875% due 10/02/23	6,115	6,383
4.250% due 11/15/20	2,025	2,195	6.250% due 10/02/43	1,655	1,874
Duke Energy Corp.
3.050% due 08/15/22	6,450	6,393	Georgia-Pacific LLC
			8.875% due 05/15/31	2,280	3,407
Duke Energy Progress, Inc.
4.100% due 03/15/43	1,545	1,525	Gilead Sciences, Inc.
			4.800% due 04/01/44	3,190	3,397
eBay, Inc.
0.435% due 07/28/17	5,140	5,143	GlaxoSmithKline Capital, Inc.
			2.800% due 03/18/23	2,455	2,375
Ecolab, Inc.
1.000% due 08/09/15	7,025	7,053	Goldman Sachs Group, Inc. (The)
			0.680% due 03/22/16 (Ê)	4,500	4,500
El Paso Natural Gas Co. LLC
7.500% due 11/15/26	1,425	1,855	5.750% due 10/01/16	1,338	1,469
Energy Transfer Partners, LP			6.250% due 09/01/17	5,310	6,016
6.050% due 06/01/41	2,158	2,409	5.750% due 01/24/22	3,985	4,574
3.243% due 11/01/66 (Ê)	11,467	10,664	3.625% due 01/22/23	650	646
Enterprise Products Operating LLC			1.830% due 11/29/23	1,510	1,561
5.250% due 01/31/20	4,800	5,403	6.750% due 10/01/37	3,422	4,076
5.950% due 02/01/41	3,625	4,337	4.800% due 07/08/44	4,175	4,160
Series B			Series D
7.034% due 01/15/68	2,730	3,109	6.000% due 06/15/20	1,875	2,171
Express Scripts Holding Co.			Series GMTN
7.250% due 06/15/19	1,000	1,215	5.375% due 03/15/20	3,360	3,778
Farmers Exchange Capital			Great Plains Energy, Inc.
7.200% due 07/15/48 (Þ)	1,100	1,396	5.292% due 06/15/22	3,785	4,316
Farmers Exchange Capital II			Harley-Davidson Financial Services, Inc.
6.151% due 11/01/53 (Þ)	4,000	4,494	1.150% due 09/15/15 (Þ)	7,500	7,532
First Chicago NBD Institutional Capital I			HCA, Inc.
0.790% due 02/01/27 (Ê)	1,250	1,100	7.250% due 09/15/20	1,962	2,075
First Union Capital II			HCP, Inc.
Series A			6.300% due 09/15/16	2,700	2,994
7.950% due 11/15/29	1,575	2,002	2.625% due 02/01/20	4,000	3,970
Ford Motor Credit Co. LLC			Health Care REIT, Inc.
1.013% due 01/17/17 (Ê)	15,200	15,303	6.125% due 04/15/20	2,740	3,170
3.000% due 06/12/17	2,800	2,906	4.950% due 01/15/21	650	718
Forest Laboratories, Inc.			5.250% due 01/15/22	2,500	2,778
4.875% due 02/15/21 (Þ)	7,390	8,026	6.500% due 03/15/41	1,415	1,786
FPL Energy Wind Funding LLC			Hewlett-Packard Co.
6.876% due 06/27/17 (Þ)	336	329	6.000% due 09/15/41	3,560	4,049
Freeport-McMoRan, Inc.			Historic TW, Inc.
3.100% due 03/15/20	2,760	2,776	8.050% due 01/15/16	2,900	3,167
General Electric Capital Corp.			Honeywell International, Inc.
0.394% due 02/15/17 (Ê)	4,995	5,004	5.700% due 03/15/36	1,100	1,361
4.375% due 09/16/20	3,100	3,386	Hospira, Inc.
0.704% due 08/15/36 (Ê)	1,000	859	5.200% due 08/12/20	2,035	2,208
			Howard Hughes Medical Institute

See accompanying notes which are an integral part of this quarterly report.

152 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 09/01/23	1,640	1,680	Series B
HSBC USA, Inc.			9.125% due 06/30/17	1,281	1,364
2.625% due 09/24/18	5,875	6,026	Monongahela Power Co.
Humana, Inc.			4.100% due 04/15/24 (Þ)	1,815	1,912
6.450% due 06/01/16	1,485	1,628	5.400% due 12/15/43 (Þ)	1,850	2,136
Indiantown Cogeneration, LP			Morgan Stanley
Series A-10			0.714% due 10/15/15 (Ê)	9,735	9,759
9.770% due 12/15/20	1,645	1,855	5.375% due 10/15/15	7,000	7,381
International Lease Finance Corp.			5.750% due 10/18/16	1,500	1,646
5.750% due 05/15/16	400	419	5.550% due 04/27/17	2,450	2,706
6.750% due 09/01/16 (Þ)	1,000	1,095	5.000% due 11/24/25	2,525	2,687
IPALCO Enterprises, Inc.			Series GMTN
5.000% due 05/01/18	3,500	3,684	5.450% due 01/09/17	2,425	2,655
JetBlue Airways Pass-Through Trust			6.625% due 04/01/18	4,905	5,673
Series 04-2 Class G-2			2.375% due 07/23/19	2,805	2,782
0.674% due 11/15/16 (Ê)	4,039	3,938	5.500% due 07/24/20	1,500	1,701
John Deere Capital Corp.
0.363% due 04/12/16	10,200	10,203	Motiva Enterprises LLC
			5.750% due 01/15/20 (Þ)	1,775	2,001
JPMorgan Chase & Co.
6.300% due 04/23/19	3,050	3,570	Murray Street Investment Trust I
			4.647% due 03/09/17	6,100	6,565
4.350% due 08/15/21	2,900	3,121	Mutual of Omaha Insurance Co.
Series GMTN			4.297% due 07/15/54 (Å)	2,800	2,798
1.100% due 10/15/15	11,500	11,558	National City Bank
Series V			Series BKNT
5.000% due 12/29/49 (ƒ)	4,690	4,641	0.601% due 06/07/17 (Ê)	3,075	3,070
JPMorgan Chase Bank NA			Navient LLC
Series BKNT			6.250% due 01/25/16	3,000	3,169
5.875% due 06/13/16	240	261	5.500% due 01/15/19	1,690	1,749
6.000% due 10/01/17	7,900	8,917	NiSource Finance Corp.
JPMorgan Chase Capital XIII			6.400% due 03/15/18	2,180	2,500
Series M
1.184% due 09/30/34 (Ê)	3,530	3,080	Nissan Motor Acceptance Corp.
			0.777% due 03/03/17 (Ê)(Þ)	4,430	4,442
JPMorgan Chase Capital XXI
Series U			Norfolk Southern Corp.
1.173% due 02/02/37 (Ê)	455	392	3.000% due 04/01/22	1,675	1,670
JPMorgan Chase Capital XXIII			NVR, Inc.
1.224% due 05/15/47 (Ê)	8,880	7,348	3.950% due 09/15/22	3,700	3,718
Kinder Morgan Energy Partners, LP			OMX Timber Finance Investments I LLC
3.500% due 03/01/21	2,840	2,850	5.420% due 01/29/20 (Å)	7,200	8,071
5.500% due 03/01/44	3,125	3,228	Oncor Electric Delivery Co. LLC
			6.800% due 09/01/18	7,750	9,156
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Å)	2,600	2,690	7.000% due 09/01/22	1,275	1,627
Life Technologies Corp.			Oracle Corp.
6.000% due 03/01/20	3,668	4,244	2.250% due 10/08/19	4,585	4,564
Lorillard Tobacco Co.			4.300% due 07/08/34	3,440	3,484
6.875% due 05/01/20	5,256	6,190	PACCAR Financial Corp.
3.750% due 05/20/23	4,500	4,408	0.495% due 02/08/16 (Ê)	1,455	1,459
Marathon Oil Corp.			Panhandle Eastern Pipe Line Co., LP
0.900% due 11/01/15	6,300	6,316	8.125% due 06/01/19	3,542	4,332
McKesson Corp.			Pfizer, Inc.
2.284% due 03/15/19	1,825	1,818	6.200% due 03/15/19	2,345	2,754
Medco Health Solutions, Inc.			7.200% due 03/15/39	1,900	2,669
4.125% due 09/15/20	2,027	2,165	Philip Morris International, Inc.
			2.900% due 11/15/21	5,575	5,580
Merck & Co., Inc.			Plains All American Pipeline, LP / PAA
0.586% due 05/18/18 (Ê)	10,425	10,460	Finance Corp.
MetLife, Inc.			2.850% due 01/31/23	850	812
10.750% due 08/01/39	4,215	6,723	Plains Exploration & Production Co.
4.125% due 08/13/42	370	359	6.875% due 02/15/23	1,788	2,070
Metropolitan Life Global Funding I			PNC Bank NA
1.500% due 01/10/18 (Þ)	7,000	6,941
Mirant Mid-Atlantic Pass Through Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 153

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			UBS AG
2.700% due 11/01/22	3,755	3,616	7.250% due 02/22/22	1,400	1,526
PNC Funding Corp.			UBS Preferred Funding Trust V
3.300% due 03/08/22	8,530	8,678	Series 1
Procter & Gamble Co. (The)			6.243% due 05/29/49 (ƒ)	3,100	3,251
1.450% due 08/15/16	250	254	Unilever Capital Corp.
0.303% due 11/04/16 (Ê)	3,615	3,615	2.750% due 02/10/16	1,300	1,346
Progress Energy, Inc.			United Technologies Corp.
7.050% due 03/15/19	1,000	1,205	3.100% due 06/01/22	3,550	3,574
3.150% due 04/01/22	3,750	3,761	UnitedHealth Group, Inc.
Prudential Financial, Inc.			3.875% due 10/15/20	1,430	1,525
5.625% due 06/15/43	2,550	2,729	2.875% due 03/15/22	1,375	1,364
Prudential Holdings LLC			2.750% due 02/15/23	1,125	1,084
8.695% due 12/18/23 (Þ)	3,302	4,177	Unum Group
Series FSA			4.000% due 03/15/24	2,940	3,021
1.106% due 12/18/17 (Ê)(Þ)	2,357	2,375	Ventas Realty LP/CAP CRP
Quebecor World Capital Corp.			2.000% due 02/15/18	1,400	1,404
4.875% due 01/02/49 (Ø)	625	—	Verizon Communications, Inc.
6.125% due 11/15/49 (Ø)	1,955	—	4.900% due 09/15/15	8,545	8,951
QVC, Inc.			2.500% due 09/15/16	800	826
7.500% due 10/01/19 (Þ)	2,827	2,957	1.981% due 09/14/18 (Ê)	600	631
4.375% due 03/15/23	5,765	5,793	3.650% due 09/14/18	4,270	4,552
Republic Services, Inc.			3.500% due 11/01/21	6,625	6,789
3.550% due 06/01/22	5,550	5,708	5.150% due 09/15/23	19,930	22,056
Reynolds American, Inc.			7.750% due 06/15/32	720	1,010
6.750% due 06/15/17	3,400	3,867	6.550% due 09/15/43	1,050	1,319
Rockwood Specialties Group, Inc.			Viacom, Inc.
4.625% due 10/15/20	4,865	5,060	4.500% due 03/01/21	2,500	2,710
Rohm & Haas Co.			3.125% due 06/15/22	2,375	2,341
6.000% due 09/15/17	29	33	Volkswagen Group of America Finance
Sabine Pass LNG, LP			LLC
7.500% due 11/30/16	385	420	0.447% due 05/23/16 (Å)	1,000	1,001
7.500% due 11/30/16 (Þ)	2,900	3,110	Wachovia Capital Trust III
Samsung Electronics America, Inc.			5.570% due 03/29/49 (Ê)(ƒ)	3,440	3,339
1.750% due 04/10/17 (Þ)	6,460	6,482	Wal-Mart Stores, Inc.
SL Green Realty Corp			2.800% due 04/15/16	1,330	1,380
7.750% due 03/15/20	3,000	3,584	6.500% due 08/15/37	2,030	2,678
Springleaf Finance Corp.			Walt Disney Co. (The)
5.750% due 09/15/16	600	635	2.750% due 08/16/21	1,325	1,332
6.900% due 12/15/17	7,930	8,584	WellPoint, Inc.
Sprint Capital Corp.			2.300% due 07/15/18	1,550	1,571
8.750% due 03/15/32	8,565	9,507	3.125% due 05/15/22	3,025	2,989
Symantec Corp.			4.650% due 01/15/43	1,155	1,175
2.750% due 06/15/17	1,480	1,514	Wells Fargo & Co.
Tennessee Gas Pipeline Co. LLC			0.435% due 10/28/15 (Ê)	5,495	5,502
8.375% due 06/15/32	3,080	4,366	0.531% due 06/02/17	16,500	16,504
Time Warner Cable, Inc.			3.500% due 03/08/22	7,390	7,621
5.000% due 02/01/20	2,935	3,267	4.125% due 08/15/23	3,350	3,466
6.550% due 05/01/37	2,285	2,830	4.100% due 06/03/26	3,415	3,442
7.300% due 07/01/38	2,417	3,223	Williams Cos., Inc. (The)
Time Warner Entertainment Co., LP			7.875% due 09/01/21	458	563
8.375% due 03/15/23	1,000	1,336	Williams Partners, LP
Time Warner, Inc.			4.300% due 03/04/24	1,205	1,248
5.875% due 11/15/16	6,075	6,719	Williams Partners, LP / Williams
4.000% due 01/15/22	5,025	5,250	Partners Finance Corp.
Toyota Motor Credit Corp.			7.250% due 02/01/17	2,765	3,139
0.516% due 05/17/16 (Ê)	10,110	10,142	Wm Wrigley Jr Co.
UAL Pass Through Trust			2.000% due 10/20/17 (Þ)	5,355	5,414
Series 2009-1			ZFS Finance USA Trust II
10.400% due 11/01/16	236	266	6.450% due 12/15/65 (Þ)	4,650	5,010

See accompanying notes which are an integral part of this quarterly report.
154 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
ZFS Finance USA Trust V			5.600% due 11/25/39 (Þ)		2,000	2,494
6.500% due 05/09/37 (Þ)	11,829	12,687	Cent CLO 19, Ltd.
		1,129,174	Series 2013-19A Class A1A
International Debt - 6.4%			1.557% due 10/29/25 (Å)(Ê)		4,436	4,418
ABN Amro Bank NV			Colombia Government International
1.035% due 10/28/16 (Ê)(Þ)	2,320	2,340	Bond
American International Group, Inc.			4.375% due 07/12/21		1,535	1,635
6.765% due 11/15/17	GBP1,900	3,641	Cooperatieve Centrale Raiffeisen-
			Boerenleenbank BA
ArcelorMittal			4.625% due 12/01/23		4,500	4,708
5.000% due 02/25/17	2,410	2,482
7.250% due 03/01/41	3,948	4,027	Corp. Andina de Fomento
			4.375% due 06/15/22		2,486	2,652
AWAS Aviation Capital, Ltd.			Corp. Nacional del Cobre de Chile
7.000% due 10/17/16 (Þ)	2,523	2,583	7.500% due 01/15/19 (Þ)		1,500	1,808
Baidu, Inc.			Credit Suisse
3.250% due 08/06/18	2,685	2,765	6.000% due 02/15/18		690	779
Banco do Brasil SA			Credit Suisse NY
9.000% due 12/29/49 (ƒ)(Þ)	3,390	3,280	0.547% due 08/24/15 (Ê)(~)		6,000	5,997
Banco Nacional de Desenvolvimento
Economico e Social			5.400% due 01/14/20		1,200	1,341
3.375% due 09/26/16 (Þ)	500	516	Deutsche Telekom International Finance
			BV
Banco Santander Brasil SA			3.125% due 04/11/16 (Þ)		4,050	4,196
4.250% due 01/14/16 (Þ)	600	619

Banco Santander Chile			Dryden Series XXV 2012-25A Senior Loan Class Fund A
1.134% due 04/11/17 (Ê)(Þ)	4,400	4,400	1.614% due 01/15/25 (Å)(Ê)		4,000	3,989
Bank of Nova Scotia			Eaton Vance CLO, Ltd.
0.544% due 04/11/17 (Ê)	11,300	11,306	Series 2014-1A Class A
Bank of Nova Scotia/Houston			1.685% due 07/15/26 (Å)(Ê)		1,300	1,300
0.414% due 05/09/16 (Ê)(~)	6,495	6,493	Electricite de France SA
Barclays Bank PLC			4.875% due 01/22/44 (Þ)		3,415	3,651
7.625% due 11/21/22	5,000	5,644	Encana Corp.
Barrick Gold Corp.			5.900% due 12/01/17		4,000	4,526
4.100% due 05/01/23	3,190	3,154	Flatiron CLO 2013-1, Ltd.
BAT International Finance PLC			Series 2013-1A Class A1
2.125% due 06/07/17 (Þ)	6,527	6,645	1.633% due 01/17/26 (Å)(Ê)		3,350	3,348
9.500% due 11/15/18 (Þ)	5,300	6,844	Fomento Economico Mexicano SAB de
BBVA Bancomer SA			CV
4.500% due 03/10/16 (Þ)	600	628	4.375% due 05/10/43		361	337
6.500% due 03/10/21 (Þ)	1,200	1,350	General Electric Capital Corp.
BBVA US Senior SAU			5.500% due 09/15/67	EUR	900	1,303
4.664% due 10/09/15	4,145	4,326	Gerdau Trade, Inc.
BHP Billiton Finance USA, Ltd.			5.750% due 01/30/21 (Þ)		2,200	2,332
3.850% due 09/30/23	2,450	2,560	GlaxoSmithKline Capital PLC
BP Capital Markets PLC			1.500% due 05/08/17		1,490	1,503
0.553% due 11/06/15 (Ê)	7,600	7,623	Government of the Cayman Islands
0.643% due 11/07/16 (Ê)	3,800	3,817	5.950% due 11/24/19 (Þ)		1,185	1,350
3.245% due 05/06/22	9,185	9,228	Granite Master Issuer PLC
BPCE SA			Series 2007-1 Class 2A1
0.796% due 11/18/16 (Ê)	4,000	4,009	0.296% due 12/20/54 (Ê)		2,796	2,776
4.000% due 04/15/24	2,485	2,514	HBOS PLC
Braskem Finance, Ltd.			Series GMTN
6.450% due 02/03/24	3,350	3,516	6.750% due 05/21/18 (Þ)		9,920	11,337
Brazilian Government International Bond			ING Bank NV
4.250% due 01/07/25	2,700	2,707	3.750% due 03/07/17 (Þ)		2,125	2,250
British Telecommunications PLC			Intesa Sanpaolo SpA
2.350% due 02/14/19	2,910	2,924	2.375% due 01/13/17		3,405	3,443
Caisse Centrale Desjardins			5.017% due 06/26/24 (Þ)		3,345	3,309
0.514% due 10/29/15 (Ê)(Þ)	10,735	10,750	JPMorgan Chase & Co.
Canadian Pacific Railway, Ltd.			Series MPLE
4.500% due 01/15/22	3,642	3,995	2.920% due 09/19/17 (Þ)	CAD	7,095	6,669
CDP Financial, Inc.			KFW
			4.000% due 01/27/20		8,525	9,383

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 155

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Korea East-West Power Co., Ltd.				1.650% due 09/27/19	1,200	1,172
2.500% due 07/16/17 (Þ)		1,300	1,326	4.000% due 10/07/19	800	873
Latitude CLO II Corp.				3.200% due 05/16/24	2,750	2,755
Series 2006-2A Class A2				Province of Quebec Canada
0.561% due 12/15/18 (Ê)(Þ)		2,143	2,123	3.500% due 07/29/20	2,065	2,196
LBG Capital No.1 PLC				2.750% due 08/25/21	2,200	2,204
8.500% due 12/29/49 (ƒ)(Þ)		300	329	Rabobank Nederland
Lloyds Bank PLC				11.000% due 06/29/49 (ƒ)(Þ)	4,813	6,454
2.300% due 11/27/18		2,695	2,716	Ras Laffan Liquefied Natural Gas Co.,
12.000% due 12/29/49 (ƒ)(Þ)		8,600	12,556	Ltd. II
Lloyds Banking Group PLC				5.298% due 09/30/20 (Þ)	499	542
7.500% due 12/31/49 (ƒ)		5,455	5,728	RESI Finance, LP
Majapahit Holding BV				Series 2003-D Class B3
Series REGS				1.453% due 12/10/35 (Å)(Ê)	584	498
7.750% due 10/17/16		900	1,010	Resix Finance, Ltd. Credit-Linked Notes
Marfrig Overseas, Ltd.				Series 2003-D Class B7
9.500% due 05/04/20 (Þ)		3,250	3,444	5.903% due 12/10/35 (Å)(Ê)	679	198
Mexico Government International Bond				Rio Tinto Finance USA PLC
6.050% due 01/11/40		1,276	1,541	1.375% due 06/17/16	2,110	2,130
4.750% due 03/08/44		1,526	1,530	Rosneft Finance SA
Motor PLC				Series REGS
Series 2012-12A Class A1C				7.500% due 07/18/16	700	740
1.286% due 02/25/20 (Þ)		2,171	2,172	Royal Bank of Canada
Nexen Energy ULC				0.800% due 10/30/15	2,042	2,048
6.200% due 07/30/19		1,775	2,080	Royal Bank of Scotland Group PLC
7.500% due 07/30/39		3,170	4,384	5.125% due 05/28/24	4,410	4,409
Nokia OYJ				Series 1
6.625% due 05/15/39		2,860	3,053	9.118% due 03/31/49 (ƒ)	2,300	2,323
Nomura Holdings Inc.				Saudi Electricity Global Sukuk Co. 2
2.000% due 09/13/16		4,385	4,449	5.060% due 04/08/43 (Þ)	4,390	4,349
NOVA Chemicals Corp.				Seagate HDD Cayman
5.250% due 08/01/23 (Þ)		5,265	5,634	4.750% due 06/01/23 (Þ)	3,270	3,303
Odebrecht Drilling Norbe VIII/IX, Ltd.				Shell International Finance BV
6.350% due 06/30/21 (Þ)		1,488	1,574	0.434% due 11/15/16 (Ê)	11,580	11,606
OHA Credit Partners IX, Ltd.				2.250% due 01/06/23	9,975	9,396
Series 2013-9A Class A1				Sirius International Group, Ltd.
1.634% due 10/20/25 (Ê)(Þ)		4,145	4,145	7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,399
Peruvian Government International Bond				Skandinaviska Enskilda Banken AB
6.550% due 03/14/37		675	847	2.375% due 03/25/19 (Þ)	4,250	4,275
Petrobras Global Finance BV				South Africa Government International
1.849% due 05/20/16 (Ê)		2,207	2,213	Bond
3.250% due 03/17/17		1,400	1,425	4.665% due 01/17/24	800	816
6.250% due 03/17/24		1,295	1,367	Statoil ASA
Petrobras International Finance Co.				0.685% due 11/08/18 (Ê)	8,300	8,352
3.875% due 01/27/16		4,000	4,116	3.150% due 01/23/22	1,600	1,632
5.875% due 03/01/18		700	757	Suncor Energy, Inc.
8.375% due 12/10/18		400	473	5.950% due 12/01/34	2,690	3,205
Petroleos Mexicanos				Sydney Airport Finance Co. Pty, Ltd.
4.875% due 01/24/22		2,125	2,275	3.900% due 03/22/23 (Þ)	3,000	3,045
6.375% due 01/23/45 (Þ)		3,730	4,289	Talisman Energy, Inc.
Philip Morris International, Inc.				7.750% due 06/01/19	1,641	2,019
Series EMTn				TC Ziraat Bankasi AS
2.875% due 03/03/26	EUR	3,900	5,529	4.250% due 07/03/19 (Þ)	2,990	2,979
Philippine Government International				Telefonica Emisiones SAU
Bond				3.992% due 02/16/16	2,507	2,616
4.200% due 01/21/24		2,200	2,332	Tencent Holdings, Ltd.
Poland Government International Bond				3.375% due 05/02/19 (Þ)	2,355	2,391
5.125% due 04/21/21		1,250	1,402	Teva Pharmaceutical Finance Co. BV
Province of Ontario Canada				2.950% due 12/18/22	3,415	3,273
1.100% due 10/25/17		500	496	Toronto-Dominion Bank
3.000% due 07/16/18		1,000	1,050	0.404% due 07/13/16 (Ê)	10,000	9,996

See accompanying notes which are an integral part of this quarterly report.

156 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Total Capital Canada, Ltd.			Series 2006-1 Class 2A1
2.750% due 07/15/23	2,680	2,602	3.640% due 03/25/36 (Ê)	811	615
Total Capital International SA			Alternative Loan Trust
Zero coupon due 08/12/16	10,485	10,544	Series 2005-85CB Class 2A2
Total Capital SA			5.500% due 02/25/36	17	16
2.125% due 08/10/18	3,300	3,339	Series 2006-OA2 Class A5
Trade MAPS 1, Ltd.			0.386% due 05/20/46 (Ê)	66	48
Series 2013-1A Class A			Series 2006-OA10 Class 3A1
0.853% due 12/10/18 (Ê)(Þ)	6,410	6,429	0.345% due 08/25/46 (Ê)	6,066	4,663
TransCanada PipeLines, Ltd.			Series 2007-15CB Class A5
2.500% due 08/01/22	1,975	1,895	5.750% due 07/25/37	559	512
Transocean, Inc.			Series 2007-15CB Class A7
6.375% due 12/15/21	4,175	4,760	6.000% due 07/25/37	1,584	1,472
Turkey Government International Bond			Series 2007-J2 Class 2A1
5.750% due 03/22/24	3,575	3,924	6.000% due 07/25/37	9,654	9,238
Tyco Electronics Group SA			Series 2007-OA6 Class A1B
6.550% due 10/01/17	2,425	2,787	0.355% due 06/25/37 (Ê)	1,124	1,004
UBS AG			Alternative Loan Trust 2007-HY6
Series BKNT			Series 2007-HY6 Class A1
5.750% due 04/25/18	940	1,069	0.365% due 08/25/47 (Ê)	7,163	5,855
Vale Overseas, Ltd.			American Home Mortgage Investment
8.250% due 01/17/34	1,960	2,451	Trust
Validus Holdings, Ltd.			Series 2007-1 Class GA1C
8.875% due 01/26/40	1,758	2,487	0.345% due 05/25/47 (Ê)	6,693	4,837
Vodafone Group PLC			Series 2007-4 Class A2
1.625% due 03/20/17	3,525	3,539	0.345% due 08/25/37 (Ê)	1,889	1,831
Series FRN			Aventura Mall Trust 2013-AVM
0.611% due 02/19/16 (Ê)	2,800	2,807	Series 2013-AVM Class A
Weatherford International, Ltd.			3.743% due 12/05/32 (Þ)	260	274
5.125% due 09/15/20	3,933	4,360	Banc of America Alternative Loan Trust
Willis Group Holdings PLC			Series 2005-5 Class 2CB1
4.125% due 03/15/16	1,935	2,022	6.000% due 06/25/35	451	426
			Banc of America Commercial Mortgage
		469,094	Trust 2007-2
Loan Agreements - 0.4%			Series 2007-2 Class AM
Avago Technologies Cayman, Ltd. Term			5.622% due 04/10/49	1,490	1,635
Loan B			Banc of America Funding 2012-R5, Ltd.
3.750% due 05/06/21	3,475	3,465	Series 2012-R5 Class A
Chrysler Group LLC Term Loan B			0.415% due 10/03/39 (Å)(Ê)	4,088	4,054
3.500% due 05/24/17 (Ê)	2,040	2,032	Banc of America Funding Corp.
First Data Corp. Term Loan			Series 2006-3 Class 5A8
3.666% due 03/24/18	4,050	4,011	5.500% due 03/25/36	2,052	1,952
HCA, Inc. Term Loan B4			Series 2006-G Class 2A3
2.984% due 05/01/18 (Ê)	5,407	5,397	0.326% due 07/20/36 (Ê)	1,347	1,344
MacDermid, Inc. 1st Lien Term Loan			Banc of America Funding Trust
4.000% due 06/07/20 (Ê)	5,940	5,929	Series 2005-8 Class 1A1
Numericable U.S. LLC 1st Lien Term			5.500% due 01/25/36	2,997	3,029
Loan B1			Series 2006-F Class 1A2
4.500% due 04/23/20	2,091	2,093	2.613% due 07/20/36 (Ê)	131	90
Numericable U.S. LLC 1st Lien Term
Loan B2			Series 2006-J Class 4A1
4.500% due 04/23/20	1,809	1,811	2.980% due 01/20/47 (Ê)	486	376
Sungard Availability Services Capital,			Series 2007-2 Class TA1B
Inc. Term Loan			5.806% due 03/25/37	198	164
6.000% due 03/29/19 (Ê)	3,242	3,209	Banc of America Merrill Lynch
Valeant Pharmaceuticals International,			Commercial Mortgage, Inc.
Inc. 1st Lien Term Loan B			Series 2005-1 Class A5
3.750% due 08/05/20 (Ê)	1,194	1,190	5.267% due 11/10/42	1,120	1,137
Visant Corp. Term Loan B			Series 2007-2 Class A4
5.250% due 12/22/16 (Ê)	3,700	3,686	5.612% due 04/10/49	4,700	5,128
		32,823	Series 2008-1 Class A4
Mortgage-Backed Securities - 27.4%			6.234% due 02/10/51	1,617	1,822
Adjustable Rate Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 157

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banc of America Mortgage Securities,			Series 2005-PWR9 Class A4A
Inc.			4.871% due 09/11/42	5,254	5,423
Series 2004-1 Class 5A1			Series 2005-T20 Class E
6.500% due 09/25/33	14	15	5.288% due 10/12/42	170	168
Series 2004-11 Class 2A1			Series 2006-PW11 Class A4
5.750% due 01/25/35	657	668	5.433% due 03/11/39	2,970	3,128
Series 2004-F Class 1A1			Series 2007-PW15 Class A4
2.498% due 07/25/34 (Ê)	378	382	5.331% due 02/11/44	96	103
Series 2004-I Class 2A2			Series 2007-PW16 Class A4
2.754% due 10/25/34 (Ê)	93	94	5.707% due 06/11/40	50	55
Series 2005-H Class 2A5			Series 2007-PW17 Class A4
2.808% due 09/25/35 (Ê)	2,344	2,229	5.694% due 06/11/50	390	431
Banc of America Mortgage Trust			Bear Stearns Structured Products, Inc.
Series 2005-D Class 2A7			Series 2007-R6 Class 1A1
2.646% due 05/25/35 (Ê)	1,876	1,743	1.872% due 01/26/36 (Ê)	1,676	1,329
Bank of America Commercial Mortgage			Series 2007-R6 Class 2A1
Trust			2.522% due 12/26/46 (Ê)	1,483	1,024
5.565% due 06/10/49	2,530	2,633	BNC Mortgage Loan Trust
Bayview Commercial Asset Trust			Series 2007-2 Class A5
Series 2008-4 Class A2			0.465% due 05/25/37	4,311	3,171
2.655% due 07/25/38 (Ê)(Þ)	490	521	CD Mortgage Trust
BB-UBS Trust			Series 2007-CD5 Class A4
Series 2012-SHOW Class A			5.886% due 11/15/44	655	722
3.430% due 11/05/36 (Þ)	475	468	CGCMT Trust
Bcap LLC			Series 2009-RR1 Class MA4A
Series 2011-RR4 Class 7A2			5.485% due 03/17/51 (Þ)	400	434
13.726% due 04/26/37 (Þ)	2,234	642	Chase Mortgage Finance Trust
BCAP LLC 2011-RR11 Trust			Series 2007-A1 Class 11M1
Series 2011-R11 Class 15A1			2.471% due 03/25/37 (Ê)	689	631
2.599% due 10/26/33 (Ê)(Þ)	4,639	4,732	Series 2007-A1 Class 2A1
Series 2011-R11 Class 20A5			2.478% due 02/25/37 (Ê)	401	403
2.605% due 03/26/35 (Ê)(Þ)	1,881	1,913
Bear Stearns Adjustable Rate Mortgage			Series 2007-A1 Class 7A1
Trust			2.446% due 02/25/37 (Ê)	157	158
Series 2002-11 Class 1A2			CHL Mortgage Pass-Through Trust
2.667% due 02/25/33 (Ê)	6	6	Series 2004-11 Class 2A1
Series 2003-1 Class 6A1			2.056% due 07/25/34 (Ê)	2,706	2,697
2.504% due 04/25/33 (Ê)	25	26	Series 2005-17 Class 1A6
Series 2003-8 Class 4A1			5.500% due 09/25/35	1,213	1,201
2.777% due 01/25/34 (Ê)	180	180	Series 2006-1 Class A2
Series 2004-3 Class 1A1			6.000% due 03/25/36	579	538
2.761% due 07/25/34 (Ê)	466	465	Series 2006-21 Class A8
Series 2004-5 Class 2A			5.750% due 02/25/37	2,793	2,608
2.953% due 07/25/34 (Ê)	916	917	Series 2007-9 Class A11
Series 2004-9 Class 12A1			5.750% due 07/25/37	1,075	1,032
2.875% due 11/25/34 (Ê)	3,815	3,813	CHL Mortgage Pass-Through Trust
			2004-22
Series 2004-10 Class 22A1			Series 2004-22 Class A3
2.564% due 01/25/35 (Ê)	247	246	2.502% due 11/25/34 (Ê)	1,072	1,009
Series 2005-12 Class 13A1			Citicorp Mortgage Securities Trust
5.390% due 02/25/36 (Ê)	258	243	Series 2006-3 Class 1A4
Series 2007-3 Class 1A1			6.000% due 06/25/36	3,907	4,056
2.892% due 05/25/47 (Ê)	2,085	1,768	Citigroup Commercial Mortgage Trust
Bear Stearns Alt-A Trust			Series 2008-C7 Class A4
Series 2005-4 Class 23A1			6.137% due 12/10/49	1,100	1,222
2.537% due 05/25/35 (Ê)	1,147	1,121	Series 2014-GC23 Class A4
Series 2005-7 Class 22A1			3.622% due 07/10/47	7,000	7,210
2.696% due 09/25/35 (Ê)	784	682	Citigroup Mortgage Loan Trust, Inc.
Bear Stearns Commercial Mortgage			Series 2005-11 Class A2A
Securities Trust			2.500% due 10/25/35 (Ê)	135	134
Series 2005-PW10 Class A4
5.405% due 12/11/40	1,193	1,240	Series 2006-AR7 Class 1A4A
			2.644% due 11/25/36 (Ê)	3,108	2,516

See accompanying notes which are an integral part of this quarterly report.

158 Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-6 Class 1A4A			Series 2007-4 Class 1A10
2.906% due 03/25/37 (Ê)	1,584	1,122	6.000% due 05/25/37	6,422	5,964
Series 2007-10 Class 2A3A			Countrywide Home Loans, Inc.
2.886% due 09/25/37 (Ê)	887	758	Series 2003-46 Class 1A1
Series 2007-10 Class 2A4A			2.612% due 01/19/34	5,048	5,064
5.845% due 09/25/37 (Ê)	130	116	Series 2006-14 Class A4
Series 2007-AR8 Class 2A1A			6.250% due 09/25/36	3,562	3,317
2.686% due 07/25/37 (Ê)	1,612	1,441	Credit Suisse Commercial Mortgage
Series 2008-RR1 Class A1A1			Trust
0.225% due 01/25/37 (Ê)(Þ)	140	87	Series 2007-C1 Class A3
Citigroup/Deutsche Bank Commercial			5.383% due 02/15/40	4,776	5,162
Mortgage Trust			Credit Suisse First Boston Mortgage
Series 2007-CD4 Class A4			Securities Corp.
5.322% due 12/11/49	340	368	Series 2003-C5 Class D
Commercial Mortgage Asset Trust			5.116% due 12/15/36	627	628
Series 1999-C1 Class D			Series 2004-C5 Class B
7.115% due 01/17/32	137	137	4.929% due 11/15/37	3,730	3,774
Commercial Mortgage Loan Trust			Series 2005-9 Class 2A1
Series 2008-LS1 Class A4B			5.500% due 10/25/35	3,038	2,967
6.012% due 12/10/49	1,045	1,143	Series 2005-C2 Class A3
Commercial Mortgage Trust			4.691% due 04/15/37	1,548	1,555
Series 2001-J2A Class E			Series 2005-C2 Class AMFX
6.922% due 07/16/34 (Þ)	2,100	2,347	4.877% due 04/15/37	1,145	1,158
Series 2005-GG3 Class A4			Series 2005-C3 Class AJ
4.799% due 08/10/42	90	90	4.771% due 07/15/37	695	711
Series 2006-GG7 Class A4			Credit Suisse Mortgage Capital
5.819% due 07/10/38	558	597	Certificates
Series 2007-GG11 Class A4			Series 2007-2 Class 3A4
5.736% due 12/10/49	1,010	1,119	5.500% due 03/25/37	3,444	3,306
Series 2007-GG11 Class AJ			Series 2009-8R Class 5A1
6.051% due 12/10/49	2,642	2,793	5.552% due 05/26/37 (Ê)(Þ)	97	101
Series 2010-RR1 Class GEA			DBCCRE 2014-ARCP Mortgage Trust
5.543% due 12/11/49 (Þ)	7,300	7,681	Series 2014-ARCP Class C
Series 2012-CCRE2 Class E			4.935% due 01/10/34 (Å)	2,495	2,600
4.858% due 08/15/45 (Þ)	150	150	DBUBS Mortgage Trust
			Series 2011-LC3A Class A2
Series 2012-CR4 Class A3			3.642% due 08/10/44	5,255	5,493
2.853% due 10/15/45	763	748	Deutsche Alt-A Securities Mortgage
Series 2013-CR7 Class A4			Loan Trust
3.213% due 03/10/46	270	270	Series 2007-OA4 Class 1A1A
Series 2013-CR9 Class A3			0.345% due 08/25/47 (Ê)	4,729	4,042
4.022% due 07/10/45	320	339	Series 2007-OA5 Class A1A
Series 2013-CR9 Class A4			0.355% due 08/25/47 (Ê)	3,162	2,870
4.236% due 07/10/45	760	821	Deutsche Alt-A Securities Mortgage
Series 2014-CR14 Class A3			Loan Trust Series 2007-OA1
3.955% due 02/10/47	455	479	Series 2007-OA1 Class A1
Series 2014-CR14 Class A4			0.305% due 02/25/47 (Ê)	4,882	3,604
4.236% due 02/10/47	3,761	4,030	DSLA Mortgage Loan Trust
Series 2014-KY0 Class F			Series 2007-AR1 Class 2A1A
3.654% due 06/11/27	2,180	2,185	0.296% due 04/19/47 (Ê)	7,428	6,203
Series 2014-UBS2 Class A5			Extended Stay America Trust
3.961% due 03/10/47	315	330	Series 2013-ESH7 Class A27
Countrywide Alternative Loan Trust			2.958% due 12/05/31 (Þ)	4,185	4,210
6.000% due 05/25/36	3,981	3,430	Fannie Mae
Series 2006-36T2 Class 1A9			6.000% due 2016	26	27
1.055% due 12/25/36 (Ê)	1,571	1,082	8.000% due 2016	1	1
Series 2006-45T1 Class 2A2			6.000% due 2017	39	41
6.000% due 02/25/37	1,471	1,268	10.000% due 2018	5	5
Countrywide Home Loan Mortgage Pass			4.000% due 2019	142	150
Through Trust			5.000% due 2019	277	296
Series 2005-HYB9 Class 3A2A			3.500% due 2020	482	508
2.417% due 02/20/36 (Ê)	197	181	3.762% due 2020	6,277	6,743

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 159

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2020	7	7	7.000% due 2032	848	973
4.250% due 2020	7,277	7,958	7.500% due 2032	19	22
4.338% due 2020	6,116	6,770	8.500% due 2032	15	17
4.772% due 2020	2,458	2,740	2.277% due 2033(Ê)	146	154
3.000% due 2021	231	240	2.340% due 2033(Ê)	164	166
3.400% due 2021	17,700	18,409	3.000% due 2033	6,274	6,352
3.500% due 2021	401	423	3.500% due 2033	5,926	6,145
3.840% due 2021	5,978	6,494	4.500% due 2033	79	86
3.890% due 2021	1,900	2,041	5.500% due 2033	5	5
5.500% due 2021	151	164	6.000% due 2033	109	122
2.310% due 2022	100	98	6.500% due 2033	156	176
3.000% due 2022	262	272	7.000% due 2033	426	487
3.156% due 2022	491	511	2.263% due 2034(Ê)	110	115
5.000% due 2022	1,743	1,873	2.334% due 2034(Ê)	315	338
5.500% due 2022	1,021	1,117	2.337% due 2034(Ê)	609	649
4.500% due 2023	85	92	5.000% due 2034	362	400
5.500% due 2023	1,290	1,416	5.500% due 2034	2,536	2,837
4.000% due 2024	98	105	6.500% due 2034	358	414
5.500% due 2024	846	933	7.000% due 2034	43	47
7.500% due 2024	2	2	1.906% due 2035(Ê)	267	281
10.000% due 2024	3	4	1.952% due 2035(Ê)	615	642
2.340% due 2025(Ê)	9	9	2.097% due 2035(Ê)	303	324
4.000% due 2025	3,802	4,064	2.098% due 2035(Ê)	493	525
4.500% due 2025	71	77	2.193% due 2035(Ê)	1,019	1,092
5.500% due 2025	2,675	2,844	2.277% due 2035(Ê)	680	732
2.275% due 2026(Ê)	129	137	2.340% due 2035(Ê)	1,115	1,193
3.500% due 2026	2,723	2,873	2.375% due 2035(Ê)	704	750
4.000% due 2026	8,670	9,277	5.122% due 2035(Ê)	71	76
5.500% due 2026	245	272	5.500% due 2035	982	1,099
6.000% due 2026	236	266	6.000% due 2035	997	1,128
9.000% due 2026	7	8	7.000% due 2035	36	40
2.870% due 2027	1,300	1,243	7.500% due 2035	357	419
3.000% due 2027	2,927	3,025	2.316% due 2036(Ê)	7	8
3.500% due 2027	3,891	4,105	4.000% due 2036	81	85
4.500% due 2027	4,763	5,078	5.500% due 2036	2,112	2,328
5.500% due 2027	86	96	6.000% due 2036	1,811	2,038
6.000% due 2027	786	885	6.500% due 2036	57	64
7.000% due 2028	51	55	7.000% due 2036	89	98
4.500% due 2029	2,039	2,196	4.000% due 2037	90	95
6.500% due 2029	57	64	5.000% due 2037	77	85
7.000% due 2029	489	571	5.500% due 2037	3,772	4,170
7.500% due 2029	7	8	6.000% due 2037	3,937	4,434
8.500% due 2029	2	2	6.500% due 2037	372	418
4.500% due 2030	118	128	4.500% due 2038	1,193	1,285
5.000% due 2030	283	315	5.000% due 2038	617	682
6.500% due 2030	79	89	5.500% due 2038	3,116	3,475
7.000% due 2030	153	171	6.000% due 2038	3,888	4,378
8.000% due 2030	73	88	6.500% due 2038	398	462
8.500% due 2030	77	87	4.500% due 2039	7,814	8,433
9.500% due 2030	31	37	6.000% due 2039	6,939	7,819
4.000% due 2031	2,460	2,623	6.500% due 2039	184	207
6.500% due 2031	133	152	1.523% due 2040(Ê)	128	133
7.000% due 2031	330	383	4.000% due 2040	204	215
7.500% due 2031	26	29	4.500% due 2040	6,750	7,282
8.500% due 2031	148	166	5.500% due 2040	87	96
3.500% due 2032	10,834	11,256	6.000% due 2040	121	136
6.500% due 2032	173	195	4.000% due 2041	19,813	20,892

See accompanying notes which are an integral part of this quarterly report.

160 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2041	19,463	21,013	Series 2012-M15 Class A
5.000% due 2041	24,410	27,026	2.656% due 10/25/22	7,147	7,130
5.500% due 2041	1,431	1,584	Fannie Mae Grantor Trust
6.000% due 2041	2,419	2,721	Series 1999-T2 Class A1
2.747% due 2042(Ê)	70	72	7.500% due 01/19/39	38	42
4.000% due 2042	1,671	1,759	Series 2001-T4 Class A1
4.500% due 2042	1,197	1,289	7.500% due 07/25/41	1,637	1,942
			Series 2001-T8 Class A2
1.323% due 2043(Ê)	88	90	9.500% due 07/25/41	104	127
3.500% due 2043	12,247	12,427	Series 2001-T10 Class A2
15 Year TBA(Ï)			7.500% due 12/25/41	2,416	2,781
2.000%	2,550	2,494	Series 2002-T19 Class A1
2.500%	39,955	40,197	6.500% due 07/25/42	330	374
3.000%	9,600	9,897	Series 2004-T1 Class 1A2
3.500%	16,490	17,350	6.500% due 01/25/44	17	20
30 Year TBA(Ï)			Fannie Mae REMICS
2.500%	1,625	1,529	Series 1996-46 Class ZA
3.000%	107,155	105,009	7.500% due 11/25/26	96	109
3.500%	128,105	130,521	Series 1997-68 Class SC
4.000%	99,870	104,995	Interest Only STRIP
4.500%	64,260	67,550	8.345% due 05/18/27 (Ê)	31	7
5.000%	48,125	53,050	Series 1999-56 Class Z
5.500%	5,205	5,864	7.000% due 12/18/29	347	392
6.000%	16,105	18,104	Series 2001-4 Class SA
Series 1997-281 Class 2			Interest Only STRIP
Interest Only STRIP			7.396% due 02/17/31 (Ê)	23	2
9.000% due 11/25/26	23	5	Series 2002-57 Class PG
Series 2000-306 Class IO			5.500% due 09/25/17	863	907
Interest Only STRIP			Series 2003-25 Class IK
8.000% due 05/25/30	23	5	Interest Only STRIP
Series 2001-317 Class 2			7.000% due 04/25/33 (Å)	94	18
Interest Only STRIP			Series 2003-32 Class FH
8.000% due 12/25/31	34	8	0.555% due 11/25/22 (Ê)	7	7
Series 2002-320 Class 2			Series 2003-32 Class UI
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/32	10	2	6.000% due 05/25/33 (Å)	76	16
Series 2003-339 Class 23			Series 2003-33 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/18	445	29	6.500% due 05/25/33 (Å)	479	93
Series 2003-343 Class 6			Series 2003-35 Class FY
Interest Only STRIP			0.555% due 05/25/18 (Ê)	723	726
5.000% due 10/25/33	662	112	Series 2003-35 Class IU
Series 2003-345 Class 18			Interest Only STRIP
Interest Only STRIP			6.000% due 05/25/33 (Å)	94	19
4.500% due 12/25/18	1,145	73	Series 2003-35 Class UI
Series 2003-345 Class 19			Interest Only STRIP
Interest Only STRIP			6.500% due 05/25/33 (Å)	102	19
4.500% due 01/25/19	1,248	80	Series 2003-64 Class JI
Series 2005-365 Class 12			Interest Only STRIP
Interest Only STRIP			6.000% due 07/25/33 (Å)	66	13
5.500% due 12/25/35	2,452	440	Series 2004-70 Class EB
Series 2006-369 Class 8			5.000% due 10/25/24	1,100	1,191
Interest Only STRIP			Series 2005-110 Class MB
5.500% due 04/25/36	351	65	5.500% due 09/25/35	420	456
Fannie Mae ACES			Series 2005-117 Class LC
0.505% due 08/25/18	4,934	4,955	5.500% due 11/25/35	3,191	3,481
Series 2006-M2 Class A2F			Series 2006-5 Class 3A2
5.259% due 05/25/20	1,582	1,759	2.258% due 05/25/35 (Ê)	144	148
Series 2012-M12 Class 1A			Series 2006-22 Class CE
2.840% due 08/25/22	6,857	6,938	4.500% due 08/25/23	1,069	1,149

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 161

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-118 Class A1			Series 2003-56 Class A5
0.215% due 12/25/36 (Ê)	84	81	5.231% due 05/25/43	2,098	2,254
Series 2007-73 Class A1			Series 2003-58 Class 2A
0.215% due 07/25/37 (Ê)	861	842	6.500% due 09/25/43	183	207
Series 2009-39 Class LB			Series 2005-63 Class 1A1
4.500% due 06/25/29	1,559	1,654	1.315% due 02/25/45 (Ê)	75	76
Series 2009-70 Class PS			First Horizon Alternative Mortgage
Interest Only STRIP			Securities Trust
6.595% due 01/25/37 (Ê)	17,200	3,010	Series 2004-AA6 Class A1
Series 2009-71 Class MB			2.241% due 01/25/35 (Ê)	505	504
4.500% due 09/25/24	1,705	1,831	First Horizon Asset Securities, Inc.
Series 2009-96 Class DB			Series 2005-AR3 Class 2A1
4.000% due 11/25/29	5,379	5,762	2.613% due 08/25/35 (Ê)	412	388
Series 2010-95 Class S			Series 2005-AR4 Class 2A1
Interest Only STRIP			2.567% due 10/25/35 (Ê)	1,871	1,645
6.445% due 09/25/40 (Ê)	14,585	2,769	First Union National Bank-Bank of
Fannie Mae Whole Loan			America NA Commercial Mortgage
Series 2003-W1 Class 2A			Trust
6.606% due 12/25/42	70	82	Series 2001-C1 Class IO1
Series 2003-W4 Class 4A			Interest Only STRIP
7.029% due 10/25/42	28	32	1.692% due 03/15/33 (Å)	4,318	28
Series 2003-W17 Class 1A6			Freddie Mac
5.310% due 08/25/33	434	437	11.000% due 2015	1	1
Series 2004-W2 Class 2A2			6.000% due 2016	7	7
7.000% due 02/25/44	2,255	2,598	8.500% due 2017	6	6
Series 2004-W9 Class 2A1			10.500% due 2017	1	1
6.500% due 02/25/44	152	172	8.000% due 2020	22	23
Series 2004-W11 Class 1A2			10.000% due 2020	7	7
6.500% due 05/25/44	325	375	11.000% due 2020	4	4
FDIC Guaranteed Notes Trust			10.500% due 2021	6	6
Series 2010-S1 Class 1A			8.500% due 2025	10	11
0.702% due 02/25/48 (Ê)(Þ)	1,029	1,030	4.000% due 2026	2,466	2,631
FDIC Trust			2.482% due 2027(Ê)	10	11
Series 2010-R1 Class A			3.500% due 2027	4,562	4,801
2.184% due 05/25/50 (Þ)	1,256	1,264	7.000% due 2027	53	60
Series 2011-R1 Class A			8.500% due 2027	70	83
2.672% due 07/25/26 (Þ)	5,074	5,208
Federal Farm Credit Banks			2.324% due 2028(Ê)	9	10
0.176% due 09/14/16	6,330	6,333	2.482% due 2028(Ê)	7	7
Federal Home Loan Mortgage Corp.			2.533% due 2030(Ê)	16	17
Multifamily Structured Pass Through			7.500% due 2030	51	58
Certificates			8.500% due 2030	20	23
Series 2013-K032 Class A2			6.500% due 2031	174	199
3.310% due 05/25/23	6,890	7,110	8.000% due 2031	4	5
Federal Home Loan Mortgage Corp.			7.000% due 2032	60	68
Multifamily Structured Pass-Through			2.361% due 2033(Ê)	187	199
Certificates
Series 2011-K702 Class X1			6.000% due 2033	17	19
Interest Only STRIP			2.425% due 2034(Ê)	396	423
1.532% due 02/25/18	60,584	2,894	2.560% due 2034(Ê)	720	772
Series 2012-K501 Class X1A			5.500% due 2034	210	235
Interest Only STRIP			6.000% due 2034	25	28
1.739% due 08/25/16	40,054	953	2.258% due 2035(Ê)	833	885
Series 2014-K715 Class A2			2.379% due 2035(Ê)	864	922
2.856% due 01/25/21	2,460	2,518	5.000% due 2035	87	96
Federal Home Loan Mortgage Corp.			5.133% due 2035(Ê)	52	54
Structured Pass Through Securities			5.500% due 2035	332	371
Series 2002-42 Class A6
9.500% due 02/25/42	55	69	6.000% due 2035	128	145
Federal Home Loan Mortgage Corp.			4.000% due 2036	180	189
Structured Pass-Through Securities			6.000% due 2036	38	43
			5.500% due 2038	20,762	23,457

See accompanying notes which are an integral part of this quarterly report.

162 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 2038	3,598	4,068	Series 2007-3335 Class BF
6.500% due 2038	154	173	0.302% due 07/15/19 (Ê)	378	378
4.500% due 2039	9,381	10,258	Series 2007-3335 Class FT
5.500% due 2039	2,196	2,429	0.302% due 08/15/19 (Ê)	1,025	1,026
4.000% due 2040	11,471	12,124	Series 2007-3345 Class FP
4.500% due 2040	5,680	6,211	0.352% due 11/15/36 (Ê)	767	768
5.500% due 2040	3,779	4,173	Series 2007-3345 Class PF
4.000% due 2041	12,818	13,511	0.332% due 05/15/36 (Ê)	855	855
			Series 2009-3558 Class G
3.000% due 2042	3,723	3,651	4.000% due 08/15/24	150	161
15 Year TBA(Ï)			Series 2010-3704 Class DC
2.500%	7,650	7,689	4.000% due 11/15/36	1,526	1,620
3.000%	8,450	8,692	Series 2011-3927 Class PC
30 Year TBA(Ï)			4.500% due 09/15/41	6,800	7,501
3.000%	14,500	14,199	Series 2011-3963 Class JB
3.500%	15,125	15,384	4.500% due 11/15/41	3,500	3,792
4.000%	12,625	13,251	Freddie Mac Strips
5.000%	7,450	8,188	Series 1998-191 Class IO
6.000%	4,800	5,419	Interest Only STRIP
Freddie Mac Mortgage Trust			8.000% due 01/01/28 (Å)	21	6
Series 2010-K7 Class B			Series 1998-194 Class IO
5.435% due 04/25/20 (Þ)	5,700	6,367	Interest Only STRIP
Freddie Mac Reference REMIC			6.500% due 04/01/28 (Å)	61	9
Series 2006-R006 Class ZA			Series 2001-212 Class IO
6.000% due 04/15/36	2,895	3,136	Interest Only STRIP
Freddie Mac REMICS			6.000% due 05/01/31 (Å)	59	15
Series 1991-1037 Class Z			Series 2001-215 Class IO
9.000% due 02/15/21	10	10	Interest Only STRIP
Series 1994-1730 Class Z			8.000% due 06/15/31 (Å)	57	13
7.000% due 05/15/24	114	129	Gabs Dynegy Danskamm
Series 1999-2129 Class SG			Class B
Interest Only STRIP			7.670% due 11/08/16 (Ø)	7,845	—
6.846% due 06/17/27 (Ê)	597	138	GE Capital Commercial Mortgage Corp.
Series 2000-2247 Class SC			Series 2005-C3 Class F
Interest Only STRIP			5.158% due 07/10/45 (Þ)	2,591	2,629
7.348% due 08/15/30 (Ê)	18	4	Series 2005-C4 Class A4
Series 2000-2266 Class F			5.312% due 11/10/45	360	373
0.602% due 11/15/30 (Ê)	24	24	Ginnie Mae I
Series 2002-2463 Class SJ			10.500% due 2015	8	8
Interest Only STRIP			11.000% due 2015	—	—
7.848% due 03/15/32 (Ê)	58	16	7.000% due 2016	1	1
Series 2003-2610 Class UI			10.500% due 2016	2	2
Interest Only STRIP			11.000% due 2020	4	4
6.500% due 05/15/33 (Å)	15	3	10.500% due 2021	11	12
Series 2003-2621 Class QH			10.000% due 2022	19	21
5.000% due 05/15/33	1,017	1,114
Series 2003-2624 Class QH			7.500% due 2024	9	10
5.000% due 06/15/33	963	1,055	10.000% due 2025	22	26
Series 2003-2649 Class IM			8.000% due 2030	104	119
Interest Only STRIP			7.500% due 2031	15	16
7.000% due 07/15/33 (Å)	118	23	5.000% due 2032	18	19
Series 2003-2697 Class LG			7.500% due 2032	7	8
4.500% due 10/15/23	517	555	5.000% due 2033	27	30
Series 2003-2725 Class TA			5.000% due 2034	8	8
4.500% due 12/15/33	1,300	1,422	5.500% due 2034	31	35
Series 2006-3123 Class HT			5.500% due 2035	5,002	5,587
5.000% due 03/15/26	2,257	2,418	5.000% due 2036	11	12
Series 2006-3149 Class LF			5.500% due 2036	53	59
0.452% due 05/15/36 (Ê)	225	225	5.500% due 2037	100	111
Series 2006-3150 Class EQ			5.000% due 2038	2,171	2,378
5.000% due 05/15/26	1,525	1,667	5.500% due 2038	63	70

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 163

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2039	15,143	16,426	Series 2010-14 Class A
5.000% due 2039	14,605	16,047	4.500% due 06/16/39	1,075	1,152
4.500% due 2040	13,775	14,972	Series 2010-74 Class IO
5.000% due 2040	2,181	2,397	Interest Only STRIP
4.500% due 2041	5,405	5,879	0.461% due 03/16/50	24,890	632
5.000% due 2041	567	621	Series 2010-124 Class C
4.500% due 2042	508	552	3.392% due 03/16/45	1,875	1,936
			Series 2010-H04 Class BI
3.000% due 2043	8,906	8,929	Interest Only STRIP
30 Year TBA(Ï)			1.386% due 04/20/60	14,042	781
4.000%	14,550	15,414	Series 2010-H12 Class PT
6.000%	19,225	21,631	5.470% due 11/20/59	5,260	5,622
Ginnie Mae II			Series 2010-H22 Class JI
1.625% due 2023(Ê)	235	241	Interest Only STRIP
1.625% due 2024(Ê)	161	167	2.499% due 11/20/60	23,109	2,251
2.000% due 2024(Ê)	56	58	Series 2011-67 Class B
1.625% due 2026(Ê)	51	52	3.863% due 10/16/47	2,665	2,778
8.500% due 2026	16	18	Series 2011-H02 Class BI
1.625% due 2027(Ê)	145	150	Interest Only STRIP
1.625% due 2029(Ê)	112	115	0.409% due 02/20/61	20,430	333
1.625% due 2030(Ê)	41	42	Series 2012-70 Class IO
3.500% due 2040(Ê)	9,972	10,546	Interest Only STRIP
4.000% due 2040(Ê)	3,683	3,931	0.966% due 08/16/52	50,526	3,214
5.390% due 2059	3,532	3,779	Series 2012-78 Class IO
			Interest Only STRIP
4.502% due 2061	2,929	3,204	1.057% due 06/16/52	42,301	3,000
4.700% due 2061	13,412	14,619	Series 2012-95 Class IO
4.810% due 2061	7,991	8,667	Interest Only STRIP
4.564% due 2062	6,074	6,648	0.988% due 02/16/53	11,208	880
4.845% due 2062	1,622	1,768	Series 2012-99 Class CI
5.065% due 2062	2,752	3,001	Interest Only STRIP
4.652% due 2063	950	1,051	1.043% due 10/16/49	21,808	1,607
4.661% due 2063	423	468	Series 2012-100 Class IO
30 Year TBA(Ï)			Interest Only STRIP
3.500%	23,500	24,243	0.826% due 08/16/52	36,711	2,406
4.000%	18,540	19,640	Series 2012-115 Class A
4.500%	9,655	9,427	2.131% due 04/16/45	1,542	1,487
GMAC Commercial Mortgage Securities,			Series 2012-147 Class AE
Inc.			1.750% due 07/16/47	1,501	1,432
Series 2004-C3 Class A4			Series 2012-H11 Class CI
4.547% due 12/10/41	150	150	Interest Only STRIP
Series 2006-C1 Class A4			2.903% due 04/20/62	21,400	2,033
5.238% due 11/10/45	351	365	Series 2012-H23 Class FI
GMAC Mortgage Loan Trust			Interest Only STRIP
Series 2005-AR2 Class 4A			0.791% due 10/20/62	22,090	638
4.621% due 05/25/35 (Ê)	2,229	2,158	Series 2013-H03 Class HI
Government National Mortgage			Interest Only STRIP
Association			2.584% due 12/20/62	14,573	1,641
Series 1998-23 Class ZA			Series 2013-H06 Class HI
6.500% due 09/20/28	611	684	Interest Only STRIP
Series 1999-27 Class SE			2.932% due 01/20/63	32,071	3,444
Interest Only STRIP			Series 2013-H07 Class JL
8.448% due 08/16/29 (Ê)	82	19	Interest Only STRIP
Series 1999-44 Class SA			2.630% due 03/20/63	33,797	3,961
Interest Only STRIP			Granite Master Issuer PLC
8.398% due 12/16/29 (Ê)	96	18	Series 2005-2 Class A6
Series 2001-46 Class SA			0.416% due 12/20/54 (Ê)	2,370	2,355
Interest Only STRIP			GreenPoint Mortgage Funding Trust
7.428% due 09/16/31 (Ê)	11	2	Series 2005-AR5 Class 1A1
Series 2002-27 Class SA			0.425% due 11/25/45 (Ê)	167	132
Interest Only STRIP			Series 2006-AR6 Class A1A
7.848% due 05/16/32 (Ê)	18	4	0.235% due 10/25/46 (Ê)	—	—

See accompanying notes which are an integral part of this quarterly report.
164 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Greenpoint Mortgage Pass-Through			Series 2013-HLT Class EFX
Certificates			5.222% due 11/05/30 (Å)	5,000	5,122
Series 2003-1 Class A1			IndyMac INDA Mortgage Loan Trust
2.795% due 10/25/33 (Ê)	522	513	Series 2007-AR1 Class 1A1
GS Mortgage Securities Corp. II			2.821% due 03/25/37 (Ê)	2,430	2,224
Series 2011-GC5 Class A4			IndyMac INDX Mortgage Loan Trust
3.707% due 08/10/44	7,580	7,976	Series 2004-AR11 Class 2A
Series 2012-BWTR Class A			2.533% due 12/25/34 (Ê)	71	66
2.954% due 11/05/34 (Þ)	335	328	Series 2005-AR25 Class 1A21
GS Mortgage Securities Trust			4.880% due 12/25/35 (Ê)	610	506
Series 2007-GG10 Class A4			Series 2005-AR31 Class 1A1
5.803% due 08/10/45	472	520	2.369% due 01/25/36 (Ê)	761	635
Series 2011-GC5 Class A2			Series 2006-AR4 Class A1A
2.999% due 08/10/44	6,500	6,714	0.362% due 05/25/46 (Ê)	4,388	3,770
Series 2012-GCJ7 Class A1			Series 2006-AR6 Class 2A1A
1.144% due 05/10/45	7,020	7,043	0.355% due 06/25/47 (Ê)	8,171	6,333
Series 2012-GCJ7 Class A4			Series 2006-AR8 Class A3A
3.377% due 05/10/45	285	294	0.385% due 07/25/46 (Ê)	7,922	6,436
Series 2014-GC20 Class A3			Series 2006-FLX1 Class A1
3.680% due 04/10/47	705	730	0.365% due 11/25/36 (Ê)	1,232	1,085
GS Mortgage Securities Trust 2011-GC5			JP Morgan Chase Commercial Mortgage
Series 2011-GC5 Class XA			Securities Trust 2011-C3
Interest Only STRIP			Series 2011-C3 Class A3
1.704% due 08/10/44 (Þ)	1,725	111	4.388% due 02/15/46 (Å)	5,915	6,424
GS Mortgage Securities Trust			JPMorgan Alternative Loan Trust
2014-GC20			Series 2006-A2 Class 3A1
Series 2014-GC20 Class D			2.560% due 05/25/36 (Ê)	4,071	3,197
4.866% due 04/10/47 (Þ)	460	441	JPMorgan Chase Commercial Mortgage
GSMPS Mortgage Loan Trust			Securities Trust
Series 1998-1 Class A			3.997% due 04/15/47	45	47
8.000% due 09/19/27 (Þ)	69	70	3.461% due 07/15/47	1,430	1,472
Series 1998-3 Class A			5.464% due 01/15/49	1,045	1,106
7.750% due 09/19/27 (Þ)	58	60	Series 2001-CIB2 Class D
Series 1999-3 Class A			6.847% due 04/15/35	1,340	1,362
8.000% due 08/19/29 (Þ)	175	173	Series 2003-C1 Class D
Series 2005-RP1 Class 1A4			5.192% due 01/12/37	1,390	1,393
8.500% due 01/25/35 (Þ)	564	609	Series 2004-LN2 Class B
Series 2006-RP1 Class 1A2			5.206% due 07/15/41	1,550	1,571
7.500% due 01/25/36 (Þ)	1,161	1,173	Series 2005-CB12 Class AJ
Series 2006-RP1 Class 1A3			4.987% due 09/12/37	1,440	1,487
8.000% due 01/25/36 (Þ)	1,249	1,301	Series 2005-CB13 Class A4
GSR Mortgage Loan Trust			5.244% due 01/12/43	686	717
Series 2004-7 Class 1A1			Series 2006-LDP8 Class A4
2.244% due 06/25/34 (Ê)	178	179	5.399% due 05/15/45	3,786	4,058
Series 2005-AR7 Class 6A1			Series 2007-C1 Class A4
5.072% due 11/25/35 (Ê)	733	728	5.716% due 02/15/51	520	568
Series 2006-2F Class 2A17			Series 2007-CB19 Class A4
5.750% due 02/25/36	2,317	2,168	5.703% due 02/12/49	775	849
Series 2006-3F Class 2A3			Series 2007-LDPX Class A3
5.750% due 03/25/36	1,535	1,415	5.420% due 01/15/49	190	206
Series 2007-AR1 Class 2A1			Series 2008-C2 Class A4FL
2.702% due 03/25/47	4,092	3,585	1.652% due 02/12/51 (Ê)	1,418	1,368
HarborView Mortgage Loan Trust			Series 2009-IWST Class C
Series 2005-2 Class 2A1A			7.445% due 12/05/27 (Þ)	2,020	2,480
0.376% due 05/19/35 (Ê)	122	108	Series 2012-C8 Class A3
Series 2005-4 Class 3A1			2.829% due 10/15/45	480	472
2.594% due 07/19/35 (Ê)	2,552	2,382	Series 2012-C8 Class E
Hilton USA Trust			4.667% due 10/15/45 (Þ)	100	99
Series 2013-HLF Class DFL
2.906% due 11/05/30 (Ê)(Þ)	210	211	Series 2012-LC9 Class A5
Series 2013-HLT Class AFX			2.840% due 12/15/47	250	244
2.662% due 11/05/30 (Þ)	355	357

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 165

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-WLDN Class A			Series 2005-9N Class 1A1
3.905% due 05/05/30 (Þ)	375	388	0.425% due 02/25/36 (Ê)	2,677	2,319
Series 2014-FBLU Class C			Mastr Adjustable Rate Mortgages Trust
2.152% due 12/15/28 (Ê)(Þ)	2,435	2,448	Series 2004-10 Class 2A2
JPMorgan Mortgage Trust			3.218% due 10/25/34 (Ê)	6	4
Series 2004-A2 Class 3A1			Series 2005-1 Class B1
2.481% due 05/25/34 (Ê)	435	435	3.379% due 03/25/35 (Ê)	796	76
Series 2005-A1 Class 6T1			Series 2006-2 Class 4A1
2.813% due 02/25/35 (Ê)	112	111	2.629% due 02/25/36 (Ê)	940	930
Series 2005-A4 Class 1A1			Series 2007-HF2 Class A1
5.230% due 07/25/35 (Ê)	616	626	0.465% due 09/25/37 (Ê)	4,446	4,070
Series 2005-A8 Class 1A1			Mastr Reperforming Loan Trust
5.131% due 11/25/35 (Ê)	1,538	1,479	Series 2005-1 Class 1A3
Series 2005-S3 Class 1A2			7.000% due 08/25/34 (Þ)	436	447
5.750% due 01/25/36	104	97	Series 2005-2 Class 1A4
Series 2006-A2 Class 2A1			8.000% due 05/25/35 (Þ)	886	899
2.640% due 04/25/36 (Ê)	123	112	Merrill Lynch Mortgage Investors Trust
Series 2006-A6 Class 1A2			Series 2005-2 Class 3A
2.591% due 10/25/36 (Ê)	782	659	1.152% due 10/25/35 (Ê)	169	161
Series 2006-A7 Class 3A2			Series 2005-A10 Class A
2.598% due 01/25/37 (Ê)	3,983	3,483	0.365% due 02/25/36 (Ê)	437	401
Series 2007-A1 Class 5A2			Merrill Lynch Mortgage Trust
2.649% due 07/25/35 (Ê)	172	175	Series 2004-KEY2 Class A4
Series 2007-A1 Class B1			4.864% due 08/12/39	712	712
2.590% due 07/25/35 (Ê)	81	21	Series 2005-CIP1 Class AM
Series 2007-A4 Class 3A3			5.107% due 07/12/38	6,370	6,606
5.252% due 06/25/37 (Ê)	1,680	1,536	Series 2008-C1 Class A4
Series 2007-S3 Class 1A74			5.690% due 02/12/51	4,741	5,263
6.000% due 08/25/37	1,384	1,236	Merrill Lynch Mortgage Trust 2006-C2
Series 2007-S3 Class 1A8			Series 2006-C2 Class AM
6.000% due 08/25/37	5,456	4,874	5.782% due 08/12/43	1,400	1,515
Series 2007-S3 Class 1A96			MLCC Mortgage Investors, Inc.
6.000% due 08/25/37	105	94	Series 2005-3 Class 5A
Series 2007-S3 Class 1A97			0.405% due 11/25/35 (Ê)	731	709
6.000% due 08/25/37	217	194	ML-CFC Commercial Mortgage Trust
JPMorgan Trust Re-REMIC			Series 2007-5 Class A4
1.850% due 01/26/37	5,810	4,561	5.378% due 08/12/48	831	892
			ML-CFC Commercial Mortgage Trust
LB-Commercial Mortgage Trust			2007-5
Series 2007-C3 Class AJ			Series 2007-5 Class AM
5.893% due 07/15/44	2,440	2,566	5.419% due 08/12/48	350	374
LB-UBS Commercial Mortgage Trust			ML-CFC Commercial Mortgage Trust
Series 2005-C2 Class AJ			2007-6
5.205% due 04/15/30	2,115	2,170	Series 2007-6 Class A4
Series 2006-C4 Class A4			5.485% due 03/12/51	900	979
5.833% due 06/15/38	509	546	Morgan Stanley Bank of America Merrill
Series 2006-C7 Class A3			Lynch Trust
5.347% due 11/15/38	1,375	1,489	Series 2013-C7 Class A4
Series 2007-C1 Class AJ			2.918% due 02/15/46	7,060	6,941
5.484% due 02/15/40	3,840	3,987	Series 2013-C8 Class A4
Series 2007-C1 Class AM			3.134% due 12/15/48	3,530	3,522
5.455% due 02/15/40	2,570	2,794	Morgan Stanley Capital I Trust
Series 2007-C2 Class A3			Series 2001-C2 Class A2
5.430% due 02/15/40	340	371	3.476% due 06/15/44	5,000	5,203
Series 2007-C6 Class A4			Series 2005-HQ6 Class A4A
5.858% due 07/15/40	980	1,045	4.989% due 08/13/42	1,185	1,210
Series 2007-C7 Class A3			Series 2005-T17 Class A5
5.866% due 09/15/45	332	371	4.780% due 12/13/41	4,963	4,992
Series 2007-C7 Class AJ			Series 2006-IQ11 Class A4
6.249% due 09/15/45	4,830	5,168	5.655% due 10/15/42	349	367
Lehman XS Trust			Series 2006-T21 Class D
			5.404% due 10/12/52 (Þ)	85	87

See accompanying notes which are an integral part of this quarterly report.
166 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-T21 Class E			NorthStar Mortgage Trust
5.403% due 10/12/52	55	56	Series 2012-1 Class A
Series 2006-T23 Class A4			1.351% due 08/25/29 (Ê)(Þ)	1,465	1,466
5.808% due 08/12/41	6,678	7,180	OBP Depositor LLC Trust
Series 2007-IQ16 Class AM			Series 2010-OBP Class A
6.090% due 12/12/49	6,907	7,752	4.646% due 07/15/45 (Þ)	4,525	5,005
Series 2007-T25 Class AJ			Prime Mortgage Trust
5.574% due 11/12/49	2,962	3,047	Series 2004-CL1 Class 1A2
Series 2007-T27 Class A4			0.555% due 02/25/34 (Ê)	37	34
5.654% due 06/11/42	45	50	Series 2004-CL1 Class 2A2
Series 2008-T29 Class AM			0.555% due 02/25/19 (Ê)	1	1
6.278% due 01/11/43	4,950	5,605	Prudential Commercial Mortgage Trust
Morgan Stanley Capital I Trust			Series 2003-PWR1 Class E
2005-HQ6			5.259% due 02/11/36 (Þ)	700	699
Series 2005-HQ6 Class D			RALI Series 2006-QA9 Trust
5.202% due 08/13/42	685	697	Series 2006-QA9 Class A1
Morgan Stanley Capital I Trust			0.335% due 11/25/36 (Ê)	5,052	3,681
2007-HQ12			RAMP Trust
Series 2007-HQ12 Class A2			Series 2004-SL1 Class A3
5.592% due 04/12/49	662	674	7.000% due 11/25/31	3	3
Morgan Stanley Capital I, Inc.			RBSCF Trust
Series 2005-HQ7 Class A4			Series 2010-RR4 Class WBCA
5.204% due 11/14/42	244	252	5.509% due 04/16/47 (Þ)	200	211
Series 2007-IQ14 Class A4			RBSSP Resecuritization Trust 2010-3
5.692% due 04/15/49	1,015	1,112	Series 2010-3 Class 9A1
Series 2007-IQ16 Class A4			5.500% due 02/26/35 (Þ)	1,101	1,144
5.809% due 12/12/49	539	596	Reperforming Loan REMIC Trust
Morgan Stanley Dean Witter Capital I			Series 2005-R2 Class 2A4
Trust			8.500% due 06/25/35 (Þ)	129	137
Series 2001-TOP3 Class C			Residential Asset Securitization Trust
6.790% due 07/15/33	172	180	Series 2005-A14 Class A5
Morgan Stanley Re-REMIC Trust			5.500% due 12/25/35	2,149	1,783
Series 2009-GG10 Class A4A			Series 2006-A11 Class 1A4
5.803% due 08/12/45 (Þ)	1,062	1,167	6.250% due 10/25/36	246	206
Series 2010-GG10 Class A4A			Series 2006-A9CB Class A6
5.803% due 08/15/45 (Þ)	209	229	6.000% due 09/25/36	2,128	1,406
Mortgage-Linked Amortizing Notes			Series 2007-A5 Class 2A5
Series 2012-1 Class A10			6.000% due 05/25/37	1,682	1,496
2.060% due 01/15/22	3,603	3,650	RFMSI Trust
Motel 6 Trust			Series 2005-SA4 Class 1A21
Series 2012-MTL6 Class A1			3.046% due 09/25/35 (Ê)	3,386	2,841
1.500% due 10/05/25 (Þ)	3,017	2,999	Series 2006-S10 Class 1A7
Series 2012-MTL6 Class A2			6.000% due 10/25/36	1,634	1,437
1.948% due 10/05/25 (Þ)	2,287	2,281	Series 2006-SA4 Class 2A1
Series 2012-MTL6 Class XA1			3.551% due 11/25/36 (Ê)	487	422
Interest Only STRIP			Rialto Capital Management LLC
3.005% due 10/05/25 (Þ)	23,310	239	Series 2014-LT5 Class A
MRFC Mortgage Pass-Through Trust			2.850% due 05/15/24 (Þ)	1,117	1,117
Series 2000-TBC2 Class A1			RREF LLC
0.632% due 06/15/30 (Ê)	290	284	Series 2013-LT2 Class A
NCUA Guaranteed Notes			2.833% due 05/22/28 (Þ)	659	659
Series 2010-R1 Class 2A			Structured Adjustable Rate Mortgage
1.840% due 10/07/20	3,190	3,216	Loan Trust
Series 2010-R3 Class 3A			Series 2004-12 Class 2A
2.400% due 12/08/20	2,010	2,029	2.414% due 09/25/34 (Ê)	7,113	7,150
Nomura Asset Acceptance Corp.			Series 2004-18 Class 5A
Alternative Loan Trust			5.500% due 12/25/34	82	80
Series 2005-WF1 Class 2A2			Series 2004-20 Class 3A1
4.786% due 03/25/35	212	218	2.472% due 01/25/35 (Ê)	1,448	1,356
Nomura Resecuritization Trust			Series 2005-17 Class 3A1
Series 2013-1R Class 3A12			2.481% due 08/25/35 (Ê)	30	28
0.312% due 10/26/36 (Ê)(Þ)	2,482	1,886

			See accompanying notes which are an integral part of this quarterly report.

				Russell Strategic Bond Fund 167

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Structured Asset Mortgage Investments			Series 2006-AR18 Class 3A1
II Trust			4.041% due 01/25/37 (Ê)	1,887	1,751
Series 2004-AR7 Class A1B			Series 2006-AR18 Class 3A2
0.556% due 04/19/35 (Ê)	853	809	4.041% due 01/25/37 (Ê)	2,265	2,102
Series 2005-AR5 Class A3			Series 2007-HY2 Class 2A3
0.406% due 07/19/35 (Ê)	214	208	1.756% due 04/25/37 (Ê)	3,856	2,819
Series 2005-AR8 Class A1A			Series 2007-HY5 Class 3A1
0.435% due 02/25/36 (Ê)	740	617	4.652% due 05/25/37 (Ê)	5,156	4,930
Series 2007-AR6 Class A1			Series 2007-OA2 Class 1A
1.621% due 08/25/47 (Ê)	8,785	7,866	0.821% due 03/25/47 (Ê)	5,888	4,808
SunTrust Alternative Loan Trust 2006-1F			Series 2007-OA3 Class 2A
Series 2006-1F Class 3A			0.891% due 04/25/47 (Ê)	6,228	5,024
0.505% due 04/25/36 (Ê)	683	240	Wells Fargo Mortgage Backed Securities
Thornburg Mortgage Securities Trust			Trust
Series 2005-1 Class A3			Series 2004-AA Class A1
2.248% due 04/25/45 (Ê)	2,852	2,892	2.615% due 12/25/34 (Ê)	552	564
Series 2007-1 Class A2B			Series 2004-CC Class A1
1.455% due 03/25/37 (Ê)	2,186	1,999	2.615% due 01/25/35 (Ê)	833	836
UBS Commercial Mortgage Trust			Series 2005-18 Class 2A10
Series 2014-UBS4 Class A5			22.165% due 01/25/36 (Ê)	595	755
3.694% due 08/10/47	375	383	Series 2005-AR7 Class 2A1
UBS-Barclays Commercial Mortgage			5.009% due 05/25/35 (Ê)	2,391	2,420
Trust			Series 2005-AR8 Class 1A1
Series 2013-C5 Class A4			2.613% due 06/25/35 (Ê)	5,522	5,635
3.185% due 03/10/46	470	469
Wachovia Bank Commercial Mortgage			Series 2005-AR11 Class 1A1
Trust			2.615% due 06/25/35 (Ê)	602	604
Series 2005-C17 Class G			Series 2006-2 Class 2A3
5.590% due 03/15/42	335	334	5.500% due 03/25/36	851	815
Series 2005-C18 Class A4			Series 2006-6 Class 1A8
4.935% due 04/15/42	230	232	5.750% due 05/25/36	1,514	1,517
Series 2007-C33 Class AJ			Series 2006-8 Class A15
5.941% due 02/15/51	5,100	5,321	6.000% due 07/25/36	3,049	3,087
Series 2007-WHL8 Class A1			Series 2006-11 Class A9
0.232% due 06/15/20 (Ê)(Þ)	631	628	6.500% due 09/25/36	1,358	1,345
Washington Mutual Mortgage Pass-			Series 2006-AR1 Class 2A5
Through Certificates			5.361% due 03/25/36 (Ê)	1,226	1,227
Series 2002-AR9 Class 1A			Series 2006-AR2 Class 2A1
1.521% due 08/25/42 (Ê)	94	91	2.614% due 03/25/36	1,166	1,167
Series 2004-AR1 Class A			Series 2006-AR2 Class 2A3
2.407% due 03/25/34 (Ê)	79	80	2.614% due 03/25/36 (Ê)	956	958
Series 2004-AR13 Class A1A			Series 2006-AR10 Class 4A1
0.515% due 11/25/34 (Ê)	2,897	2,801	2.610% due 07/25/36 (Ê)	2,205	2,015
Series 2005-AR2 Class 2A23			Series 2006-AR12 Class 1A1
0.535% due 01/25/45 (Ê)	5,214	5,161	2.591% due 09/25/36 (Ê)	3,444	3,215
Series 2005-AR6 Class 2A1A			Series 2006-AR17 Class A1
0.385% due 04/25/45 (Ê)	6,156	5,875	2.612% due 10/25/36 (Ê)	6,229	6,003
Series 2005-AR13 Class A1A1			Series 2007-11 Class A81
0.445% due 10/25/45 (Ê)	169	159	6.000% due 08/25/37	2,933	2,927
Series 2006-1 Class 4CB			Series 2007-13 Class A7
6.500% due 02/25/36	9,329	6,058	6.000% due 09/25/37	600	596
Series 2006-AR5 Class A1A			Wells Fargo/RBS Commercial Mortgage
1.111% due 06/25/46 (Ê)	3,343	2,947	Trust
Series 2006-AR7 Class 2A			Series 2011-C4 Class A4
1.101% due 07/25/46 (Ê)	1,859	1,601	4.902% due 06/15/44 (Þ)	905	1,012
Series 2006-AR7 Class A1A			Series 2013-C15 Class A3
1.041% due 09/25/46 (Ê)	10,058	6,700	3.881% due 08/15/46	460	482
Series 2006-AR12 Class 1A2			WFRBS Commercial Mortgage Trust
2.377% due 10/25/36 (Ê)	2,659	2,439	Series 2012-C6 Class D
Series 2006-AR16 Class 3A3			5.562% due 04/15/45 (Þ)	415	435
4.082% due 12/25/36 (Ê)	5,473	5,077	Series 2012-C8 Class A3
			3.001% due 08/15/45	3,910	3,902

See accompanying notes which are an integral part of this quarterly report.

168 Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2014-C21 Class A2			7.950% due 05/15/18		3,320	3,983
2.917% due 08/15/47	380	392	San Diego County Regional Airport
WFRBS Commercial Mortgage Trust			Authority Revenue Bonds
2014-C19			6.628% due 07/01/40		15,190	16,561
Series 2014-C19 Class A3			San Diego Redevelopment Agency Tax
3.660% due 03/15/47	1,780	1,851	Allocation
		2,002,504	7.625% due 09/01/30		500	556
Municipal Bonds - 1.5%			San Diego Tobacco Settlement Revenue
Brazos Higher Education Authority			Funding Corp. Revenue Bonds
Revenue Bonds			7.125% due 06/01/32		910	891
0.584% due 12/26/24 (Ê)	1,506	1,488	South Carolina Student Loan Corp.
Chicago Transit Authority Revenue			Revenue Bonds
Bonds			0.347% due 12/01/20 (Ê)		4,473	4,420
6.300% due 12/01/21	200	223	State of California General Obligation
6.899% due 12/01/40	5,200	6,456	Unlimited
City of Houston Texas General			5.700% due 11/01/21		920	1,095
Obligation Limited			6.650% due 03/01/22		1,115	1,385
6.290% due 03/01/32	3,410	4,232	7.500% due 04/01/34		800	1,140
City of New York General Obligation			7.950% due 03/01/36		3,200	3,900
Unlimited Bonds			7.625% due 03/01/40		2,300	3,420
5.047% due 10/01/24	2,200	2,486	State of Illinois General Obligation
6.646% due 12/01/31	1,500	1,737	Unlimited
County of Clark Department of Aviation			4.350% due 06/01/18		805	854
Revenue Bonds			4.950% due 06/01/23		2,340	2,468
6.820% due 07/01/45	1,200	1,663	5.100% due 06/01/33		2,720	2,652
East Baton Rouge Sewerage Commission			7.350% due 07/01/35		4,100	4,745
Revenue Bonds
6.087% due 02/01/45	1,800	1,999	Tennessee Gas Pipeline Co. LLC
Iowa Tobacco Settlement Authority			8.000% due 02/01/16		2,050	2,263
			Tobacco Settlement Finance Authority
Revenue Bonds			Revenue Bonds
6.500% due 06/01/23	280	278
La Paz County Industrial Development			7.467% due 06/01/47		2,190	1,873
			Tobacco Settlement Financing Corp.
Authority Revenue Bonds			Revenue Bonds
7.000% due 03/01/34	4,255	4,181
Los Angeles Unified School District			5.500% due 06/01/26		725	756
General Obligation Unlimited			University of California Revenue Bonds
6.758% due 07/01/34	800	1,077	4.601% due 05/15/31		3,085	3,358
Metropolitan Government of Nashville &						108,866
Davidson County Convention Center			Non-US Bonds - 7.2%
Authority Revenue Bonds			Achmea BV
6.731% due 07/01/43	100	127	2.500% due 11/19/20	EUR	2,800	3,940
Metropolitan Transportation Authority			Australia Government Bond
Revenue Bonds			Series 120
6.089% due 11/15/40	2,800	3,577	6.000% due 02/15/17	AUD	13,209	13,276
Municipal Electric Authority of Georgia			Series 126
Revenue Bonds			4.500% due 04/15/20	AUD	35,850	35,735
6.637% due 04/01/57	4,755	5,903	Series 133
7.055% due 04/01/57	4,445	5,068	5.500% due 04/21/23	AUD	7,910	8,490
New York City Water & Sewer System			Belgium Government Bond
Revenue Bonds			Series 60
5.375% due 06/15/43	5,075	5,925	4.250% due 03/28/41 (Þ)	EUR	2,550	4,572
New York Liberty Development Corp.
Revenue Bonds			Brazil Notas do Tesouro Nacional
5.000% due 12/15/41	200	217	Series NTNB
North Texas Tollway Authority Revenue			6.000% due 05/15/45	BRL	5,981	6,479
Bonds			6.000% due 08/15/50	BRL	4,990	5,481
6.718% due 01/01/49	1,100	1,526	Series NTNF
Port Authority of New York & New			10.000% due 01/01/17	BRL	11,926	5,134
Jersey Revenue Bonds			10.000% due 01/01/23	BRL	18,691	7,530
4.458% due 10/01/62	4,175	4,269	Buoni Pliennali del Tesoro Bonds
Public Power Generation Agency			3.750% due 09/01/24	EUR	1,075	1,573
Revenue Bonds			Buoni Poliennali del Tesoro Bonds
7.242% due 01/01/41	100	114	1.150% due 05/15/17	EUR	1,200	1,624
Public Service Co. of New Mexico

			See accompanying notes which are an integral part of this quarterly report.

				Russell Strategic Bond Fund 169

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Colombia Government International				Series 472
Bond				4.250% due 05/19/17	NOK	100,806	17,269
7.750% due 04/14/21	COP 14,599,000		8,733	Norwegian Government Bonds
9.850% due 06/28/27	COP	2,381,000	1,637	3.000% due 03/14/24	NOK	24,180	4,060
Emirates Telecommunication Corp.				Peru Government Bond
2.750% due 06/18/26	EUR	2,225	3,034	7.840% due 08/12/20	PEN	23,490	9,715
European Financial Stability Facility				Poland Government Bond
1.625% due 07/17/20	EUR	7,550	10,642	Series 0417
European Investment Bank				4.750% due 04/25/17	PLN	21,410	7,251
Series EmtN				Series 1019
1.375% due 09/15/21	EUR	5,725	7,922	5.500% due 10/25/19	PLN	32,740	11,768
Fondo de Amortizacion del Deficit				Province of Ontario Canada
Electrico				3.150% due 06/02/22	CAD	2,100	1,985
2.250% due 12/17/16	EUR	5,600	7,773	Province of Quebec Canada
Granite Master Issuer PLC				4.250% due 12/01/21	CAD	1,900	1,928
Series 2007-1 Class 3A2				3.500% due 12/01/22	CAD	1,100	1,059
0.291% due 12/20/54 (Ê)	EUR	338	449	Silenus European Loan Conduit NO 25,
Housing Financing Fund				Ltd.
Series 2				Series 2007-25X Class A
3.750% due 04/15/34	ISK	375,091	3,371	0.485% due 05/15/19 (Ê)	EUR	50	66
Series 3				South Africa Government Bond
3.750% due 06/15/44	ISK	780,362	7,157	Series R203
Intesa Sanpaolo SpA				8.250% due 09/15/17	ZAR	114,400	10,993
2.000% due 06/18/21	EUR	2,025	2,720	Series R214
Ireland Government Bond				6.500% due 02/28/41	ZAR	65,310	4,565
5.400% due 03/13/25	EUR	8,350	14,298	Spain Government Bond
Italy Buoni Poliennali Del Tesoro				3.750% due 10/31/15	EUR	14,600	20,387
3.750% due 08/01/15	EUR	3,500	4,842	3.150% due 01/31/16	EUR	1,400	1,954
3.000% due 11/01/15	EUR	500	691	3.300% due 07/30/16	EUR	23,000	32,555
2.750% due 12/01/15	EUR	2,300	3,176	4.250% due 10/31/16	EUR	3,200	4,643
3.750% due 04/15/16	EUR	900	1,272	2.100% due 04/30/17	EUR	700	975
2.250% due 05/15/16	EUR	5,100	7,045	4.500% due 01/31/18	EUR	12,725	19,181
3.750% due 08/01/16	EUR	23,600	33,605	Standard Life PLC
4.750% due 06/01/17	EUR	2,600	3,867	5.314% due 12/31/49 (ƒ)	EUR	2,400	3,256
3.500% due 11/01/17	EUR	13,975	20,280	Svenska Handelsbanken AB
4.000% due 09/01/20	EUR	2,810	4,278	2.656% due 01/15/24	EUR	2,325	3,215
Italy Certificati di Credito del Tesoro				Sweden Government Bond
Zero coupon due 12/31/15	EUR	100	133	Series 1057
Kingdom of Belgium				1.500% due 11/13/23	SEK	20,020	2,882
3.750% due 09/28/20 (Æ)	EUR	7,760	12,290	Titulos De Tesoreria B Bonds
Malaysia Government Bond				10.000% due 07/24/24	COP 10,406,300		6,851
3.172% due 07/15/16	MYR	7,940	2,478	Wood Street CLO 1 BV
4.262% due 09/15/16	MYR	13,889	4,428	Series 2005-I Class A
4.181% due 07/15/24	MYR	17,700	5,668	0.657% due 11/22/21 (Ê)	EUR	735	976
Mexican Bonos							523,023
Series M 20				United States Government Agencies - 2.1%
7.500% due 06/03/27	MXN	163,663	13,858	Fannie Mae
Series M 30				5.000% due 05/11/17		100	111
10.000% due 11/20/36	MXN	104,940	10,911	5.375% due 06/12/17		2,900	3,260
Series M				Federal Home Loan Banks
8.000% due 06/11/20	MXN	136,550	11,826	0.375% due 06/24/16		6,850	6,825
6.500% due 06/10/21	MXN	87,961	7,071	Federal Home Loan Mortgage Corp.
New Zealand Government Bond				1.000% due 03/08/17		5,100	5,108
3.000% due 04/15/20	NZD	8,521	6,826	1.000% due 06/29/17		3,600	3,591
2.000% due 09/20/25	NZD	4,460	3,726	1.000% due 09/29/17		1,300	1,292
Series 423				0.875% due 03/07/18		300	295
5.500% due 04/15/23	NZD	9,600	8,872	1.250% due 08/01/19		1,100	1,067
Series 521				1.250% due 10/02/19		29,800	28,788
6.000% due 05/15/21	NZD	28,485	26,776	Series 1
Norway Government Bond				1.000% due 07/28/17		10,700	10,677

See accompanying notes which are an integral part of this quarterly report.

170 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
0.750% due 01/12/18	5,700	5,583	Total Common Stocks
Federal National Mortgage Association			(cost $370)			490
1.250% due 01/30/17	1,000	1,009	Preferred Stocks - 0.1%
0.875% due 08/28/17	2,200	2,185	Financial Services - 0.0%
0.875% due 12/20/17	1,000	986
0.875% due 02/08/18	2,000	1,971	XLIT, Ltd.	2,260		1,917

0.875% due 05/21/18	300	295	Technology - 0.1%
United States Treasury Notes
1.625% due 07/31/19	77,455	76,946	Verizon Communications, Inc.	260,200		6,630
		149,989
United States Government Treasuries - 11.7%			Total Preferred Stocks
United States Treasury Inflation Indexed			(cost $8,436)			8,547
Bonds
0.125% due 04/15/17	6,106	6,265	Options Purchased - 0.0%
1.250% due 07/15/20	2,072	2,253	(Number of Contracts)
1.125% due 01/15/21	435	468	Swaptions
0.625% due 07/15/21	1,055	1,104	(Fund Receives/Fund Pays)
			USD 4.500%/USD Three Month LIBOR
0.125% due 01/15/22	525	526
0.125% due 01/15/23	4,844	4,808	Mar 2018 0.00 Put (2)	21,630	(ÿ)	1,075

0.375% due 07/15/23	2,044	2,077	USD 4.500%/USD Three Month LIBOR
2.375% due 01/15/25	15,648	18,894	Apr 2018 0.00 Put (1)	13,190	(ÿ)	665

2.000% due 01/15/26	2,517	2,960	USD 5.000%/USD Three Month LIBOR
2.375% due 01/15/27	53,198	65,230	Jan 2019 0.00 Put (1)	7,875	(ÿ)	323
1.750% due 01/15/28	9,992	11,524	Total Options Purchased
3.625% due 04/15/28	147	207	(cost $2,913)			2,063
2.500% due 01/15/29	2,548	3,223
3.875% due 04/15/29	1,592	2,329	Short-Term Investments - 26.6%
1.375% due 02/15/44	14,259	15,845	Adam Aircraft Industries, Inc. Term
United States Treasury Notes			Loan
0.375% due 05/31/16	11,620	11,601	15.130% due 05/23/14 (Þ)	760		8
0.500% due 06/15/16	108,100	108,117	Ally Financial, Inc.
0.500% due 06/30/16	7,970	7,969	4.625% due 06/26/15	100		102
0.375% due 07/31/16	19,135	19,120	Alpine Securitization Corp.
0.875% due 05/15/17	11,995	11,972	Zero coupon due 11/13/14 (~)	855		854
0.875% due 07/15/17	22,275	22,191	American Honda Finance Corp.
0.750% due 10/31/17	132,120	130,303	0.230% due 06/04/15	7,300		7,299
1.625% due 06/30/19	19,050	18,932	Anheuser-Busch InBev Worldwide, Inc.
1.000% due 09/30/19	48,450	46,474	3.625% due 04/15/15	7,060		7,222
2.000% due 11/30/20	3,000	2,979	0.800% due 07/15/15	3,395		3,410
2.125% due 01/31/21	15,775	15,745	ARI Fleet Lease Trust
2.125% due 06/30/21	2,230	2,215	0.250% due 04/15/15 (Þ)	4,085		4,085
2.000% due 02/15/23	2,745	2,653	AT&T, Inc.
2.750% due 11/15/23	4,700	4,797	5.100% due 09/15/14	5,100		5,127
2.500% due 05/15/24	160,233	159,457	Banco Santander Brasil SA
Zero coupon due 11/15/27	12,295	8,249	4.500% due 04/06/15 (Þ)	300		306
2.750% due 08/15/42	32,050	28,805	Bank of America Corp.
2.750% due 11/15/42	1,985	1,781	4.500% due 04/01/15	5,300		5,438
2.875% due 05/15/43	6,985	6,418
3.750% due 11/15/43	5,550	6,023	Bank of Montreal
3.625% due 02/15/44	93,720	99,402	2.850% due 06/09/15 (Þ)	1,000		1,021
			Barclays Bank PLC
		852,916
Total Long-Term Investments			0.531% due 05/01/15 (~)	20,600		20,595
			CCG Receivables Trust 2014-1
(cost $5,817,740)		5,944,087	Series 2014-1 Class A1
Common Stocks - 0.0%			0.270% due 05/14/15 (Þ)	4,175		4,175
Financial Services - 0.0%			Citigroup, Inc.
Escrow GM Corp.(Þ)	420,000	—	5.500% due 10/15/14	4,223		4,265
Utilities - 0.0%			0.503% due 11/05/14 (Ê)	9,600		9,601
Dynegy, Inc. Class A(Æ)	18,469	490

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 171

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.010% due 01/15/15	10,100	10,348	0.690% due 10/07/14 (Þ)(~)		13,000	12,993
4.700% due 05/29/15	350	361	Goldman Sachs Group, Inc. (The)
Collateralized Commercial Paper Co.			0.727% due 01/12/15		2,119	2,121
LLC			Series MTNB
Zero coupon due 01/05/15 (~)	5,655	5,647	0.632% due 07/22/15 (Ê)		6,400	6,404
Commonwealth Bank of Australia NY			Holcim US Finance
1.950% due 03/16/15	9,985	10,086	0.390% due 08/13/14 (ç)(~)		12,900	12,898
ConocoPhillips			Honda Auto Receivables Owner Trust
4.600% due 01/15/15	8,635	8,795	0.180% due 05/18/15		8,155	8,155
Constellation Energy Group, Inc.			HSBC Finance Corp.
4.550% due 06/15/15	13,076	13,507	5.250% due 04/15/15		600	620
Credit Suisse			International Business Machines Corp.
0.437% due 01/12/15 (~)	2,600	2,600	0.550% due 02/06/15		5,250	5,260
0.465% due 03/17/15 (~)	800	800	International Lease Finance Corp.
3.500% due 03/23/15	15,585	15,875	6.500% due 09/01/14 (Þ)		8,200	8,220
0.467% due 04/10/15 (~)	2,000	2,000	4.875% due 04/01/15		6,000	6,105
Daimler Finance NA LLC			Italy Buoni Poliennali Del Tesoro
1.300% due 07/31/15 (Þ)	6,450	6,495	3.000% due 06/15/15	EUR	500	685
Discovery Communications LLC			4.500% due 07/15/15	EUR	13,360	18,584
3.700% due 06/01/15	3,792	3,892	Italy Certificati di Credito del Tesoro
ENI Finance USA, Inc.			Zero coupon due 06/30/15	EUR	2,100	2,804
Zero coupon due 08/12/14 (ç)(~)	10,490	10,489	Itau Unibanco SA
0.580% due 05/22/15 (~)	6,500	6,476	0.010% due 10/31/14 (~)		1,400	1,396
Entergy Corp.			JPMorgan Chase & Co.
0.930% due 09/03/14 (ç)(~)	11,200	11,190	3.700% due 01/20/15		15,785	16,018
Express Scripts Holding Co.			4.750% due 03/01/15		4,548	4,657
2.100% due 02/12/15	6,925	6,984	1.875% due 03/20/15		2,600	2,623
FCE Bank PLC			JPMorgan Chase Bank NA
4.750% due 01/19/15	EUR5,875	8,015	Series BKNT
Federal Home Loan Bank Discount			0.486% due 07/30/15 (Ê)		1,700	1,703
Notes			Kellogg Co.
Zero coupon due 08/15/14 (ç)(~)	17,240	17,240	0.454% due 02/13/15 (Ê)		2,090	2,091
Zero coupon due 08/19/14 (ç)(~)	7,715	7,715	1.125% due 05/15/15		4,445	4,469
Zero coupon due 08/27/14 (ç)(~)	38,940	38,938	Kubota Credit Owner Trust 2014-1
Zero coupon due 08/29/14 (ç)(~)	19,755	19,754	Series 2014-1A Class A1
Zero coupon due 10/10/14 (~)	43,730	43,725	0.220% due 05/15/15 (Þ)		1,825	1,825
Federal Home Loan Banks			Mexican Cetes
0.750% due 05/26/15	7,830	7,720	Zero coupon due 09/25/14	MXN	2,054,000	15,472
Ford Motor Credit Co. LLC			MMAF Equipment Finance LLC 2014-A
3.875% due 01/15/15	1,500	1,522	Series 2014-AA Class A1
			0.200% due 07/02/15 (Þ)		8,656	8,656
7.000% due 04/15/15	4,800	5,013	Morgan Stanley
2.750% due 05/15/15	1,300	1,322	6.000% due 04/28/15		8,800	9,132
12.000% due 05/15/15	1,700	1,852	Nisource Finance Corp.
Freddie Mac Discount Notes			0.620% due 08/21/14 (Å)(ç)(~)		12,400	12,396
0.010% due 09/05/14 (ç)(~)	12,870	12,869	Novartis Capital Corp.
0.010% due 09/12/14 (ç)(~)	14,700	14,699	2.900% due 04/24/15		1,485	1,513
Freddie Mac REMICS			Pacific Gas & Electric Securitization
Series 2010-3640 Class JA			0.423% due 05/11/15		6,700	6,702
1.500% due 03/15/15	689	689	Penske Truck Leasing Co. Lp / PTL
Georgia-Pacific LLC			Finance Corp.
7.700% due 06/15/15	2,700	2,863	3.125% due 05/11/15 (Þ)		5,480	5,585
Gilead Sciences, Inc.			Prestige Auto Receivables Trust
2.400% due 12/01/14	4,200	4,226	Series 2014-1A Class A1
Glencore Funding LLC			0.270% due 04/15/15 (Þ)		486	486
0.580% due 08/13/14 (ç)(~)	6,200	6,199	Province of Ontario Canada

See accompanying notes which are an integral part of this quarterly report.
172 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.950% due 05/26/15	10,980		11,040	0.240% due 05/20/15 (Þ)	8,375	8,375
Reckitt Benckiser Treasury Services PLC				WPP CP LLC
0.290% due 02/06/15 (~)	3,400		3,396	0.540% due 12/10/14 (Å)(~)	12,700	12,684
Zero coupon due 04/02/15 (~)	12,140		12,114	Total Short-Term Investments
Rhein - Main Securitisation, Ltd.				(cost $1,938,657)		1,937,725
Zero coupon due 08/15/14 (ç)(~)	5,200		5,199	Repurchase Agreements - 1.3%
Royal Bank of Canada				Agreement with JPMorgan and State
1.920% due 07/30/15	4,573		4,644	Street Bank (Tri-Party) of $26,200
Royal Bank of Scotland Group PLC				dated July 30, 2014 at 0.090% to be
5.050% due 01/08/15	2,600		2,648	repurchased at $26,200 on August
Russell U.S. Cash Management Fund	1,111,022,833	(8)	1,111,023	1, 2014 collateralized by: $24,452
SBA Tower Trust				par various United States Treasury
4.254% due 04/15/15 (Å)	6,100		6,246	Obligations, valued at $26,561.
Sheffield Receivables Corp.					26,200	26,200
Zero coupon due 01/23/15 (~)	5,200		5,194	Agreement with JPMorgan and State
SMART Trust				Street Bank (Tri-Party) of $69,800
Series 2012-4 Class A2A				dated July 31, 2014 at 0.130% to be
0.670% due 06/14/15	21		21	repurchased at $69,800 on August
Southern Copper Corp.				1, 2014 collateralized by: $72,087
6.375% due 07/27/15	1,410		1,485	par various United States Treasury
				Obligations, valued at $71,099.
Standard Chartered PLC					69,800	69,800
3.850% due 04/27/15 (Þ)	11,150		11,409	Total Repurchase Agreements
Sumitomo Mitsui Banking Corp.				(cost $96,000)		96,000
0.633% due 03/13/15 (~)	4,995		5,004	Total Investments 109.5%
0.635% due 04/01/15 (~)	6,500		6,512	(identified cost $7,864,116)		7,988,912
Tate & Lyle International Finance PLC				Other Assets and Liabilities,
5.000% due 11/15/14 (Å)	7,600		7,687	Net - (9.5%)		(694,663)
Telefonos de Mexico SAB de CV				Net Assets - 100.0%		7,294,249
5.500% due 01/27/15	2,655		2,709
Tidewater Auto Receivables Trust
2014-A
Series 2014-AA Class A1
0.400% due 06/15/15 (Þ)	2,611		2,611
Timken Co. (The)
6.000% due 09/15/14	1,930		1,941
United States Treasury Bills
0.081% due 08/14/14 (ç)(~)	145		145
0.071% due 08/21/14	95		95
Zero coupon due 10/23/14	98,815		98,810
0.010% due 04/02/15 (~)	2,500		2,499
United States Treasury Inflation Indexed
Bonds
0.500% due 04/15/15	5,099		5,146
Vodafone Group PLC
Zero coupon due 04/10/15 (~)	11,485		11,443
0.510% due 06/01/15 (~)	12,900		12,847
Volkswagen International Finance NV
1.625% due 03/22/15 (Þ)	14,600		14,720
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	2,734		2,828
Westlake Automobile Receivables Trust
2014-1
Series 2014-1A Class A1
0.350% due 06/15/15 (Þ)	4,263		4,263
Wheels SPV 2 LLC
Series 2014-1A Class A1

				See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
	Acquisition	Amount ($)	Unit	(000)	(000)
% of Net Assets Securities	Date	or shares	$	$	$
1.4%
321 Henderson Receivables LLC	07/16/14	2,600,000	99.94	2,598	2,598
Banc of America Funding 2012-R5, Ltd.	05/08/14	4,088,057	99.01	4,048	4,054
Cent CLO 19, Ltd.	10/03/13	4,435,742	99.26	4,403	4,418
CIFC Funding, Ltd.	07/30/14	5,400,000	100.00	5,400	5,400
DBCCRE 2014-ARCP Mortgage Trust	01/24/14	2,495,000	101.52	2,533	2,600
Dell Equipment Finance Trust	07/15/14	6,300,000	100.00	6,300	6,300
Dryden XXV Senior Loan Fund	11/14/12	4,000,000	100.00	4,000	3,989
Eaton Vance CLO, Ltd.	07/02/14	1,300,000	100.00	1,300	1,300
Education Loan Asset Backed Trust	07/25/14	4,660,382	94.25	4,392	4,336
Fannie Mae REMICS	04/02/03	478,632	19.37	93	93
Fannie Mae REMICS	05/28/03	93,691	18.90	18	18
Fannie Mae REMICS	01/07/04	75,903	20.44	15	16
Fannie Mae REMICS	04/25/05	101,834	18.81	19	19
Fannie Mae REMICS	04/25/05	65,809	20.07	13	13
Fannie Mae REMICS	04/25/05	94,036	20.46	19	19
First Union National Bank-Bank of America NA Commercial Mortgage Trust	12/20/11	4,317,984	0.65	28	28
Flatiron CLO 2013-1, Ltd.	11/01/13	3,350,000	99.75	3,342	3,348
Freddie Mac REMICS	06/11/03	15,068	19.17	3	3
Freddie Mac REMICS	03/05/04	117,881	19.62	23	23
Freddie Mac Strips	12/12/00	20,652	29.63	6	6
Freddie Mac Strips	05/29/03	61,441	14.52	9	9
Freddie Mac Strips	08/19/03	59,137	25.22	15	15
Freddie Mac Strips	02/13/04	57,294	21.92	13	13
Hilton USA Trust	07/11/14	5,000,000	103.72	5,186	5,122
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	07/10/14	5,915,000	109.57	6,481	6,424
KKR Group Finance Co. III LLC	07/23/14	2,600,000	104.72	2,723	2,690
Mutual of Omaha Insurance Co.	07/14/14	2,800,000	100.00	2,800	2,798
Nisource Finance Corp.	07/22/14	12,400,000	99.97	12,396	12,396
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.99	7,127	8,071
RESI Finance, LP	02/26/08	583,752	85.03	496	498
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	678,781	74.13	503	198
SBA Tower Trust	05/13/14	6,100,000	103.18	6,294	6,246
Tate & Lyle International Finance PLC	05/13/14	7,600,000	101.29	7,698	7,687
Volkswagen Group of America Finance LLC	07/03/14	1,000,000	100.08	1,001	1,001
WPP CP LLC	07/08/14	12,700,000	99.80	12,675	12,684
					104,433
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

174 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Eurodollar Futures	353	USD	88,003	12/14	(9)
Eurodollar Futures	215	USD	53,532	03/15	(24)
Eurodollar Futures	3,224	USD	797,094	12/15	(915)
Eurodollar Futures	1,506	USD	371,323	03/16	242
Eurodollar Futures	497	USD	122,188	06/16	101
Eurodollar Futures	458	USD	112,273	09/16	141
Eurodollar Futures	123	USD	30,072	12/16	(34)
Eurodollar Futures	277	USD	67,578	03/17	(89)
Eurodollar Futures	57	USD	13,878	06/17	(18)
Euro-Schatz Futures	8	EUR	885	09/14	—
Long Gilt Futures	38	GBP	4,206	09/14	(34)
United States Treasury 2 Year Note Futures	1,139	USD	249,922	09/14	(280)
United States Treasury 5 Year Note Futures	3,887	USD	461,915	09/14	(2,499)
United States Treasury 10 Year Note Futures	5,760	USD	717,750	09/14	(3,328)
United States Treasury Long-Term Bond Futures	2,634	USD	361,928	09/14	1,027
United States Treasury Ultra Long-Term Bond Futures	119	USD	17,950	09/14	38
Short Positions
Canada Government 10 Year Bond Futures	146	CAD	19,987	09/14	(280)
Euro-Bobl Futures	531	EUR	68,165	09/14	(568)
Euro-BTP Futures	1	EUR	128	09/14	(3)
Euro-Bund Futures	128	EUR	18,943	09/14	(30)
Euro-Buxl 30 Year Bond Futures	45	EUR	6,180	09/14	3
Eurodollar Futures	96	USD	23,942	09/14	—
Eurodollar Futures	215	USD	53,011	03/16	46
Euro-OAT Futures	114	EUR	16,197	09/14	(684)
Japan Government 10 Year Bond Futures	57	JPY	8,317,440	09/14	(400)
Long Gilt Futures	260	GBP	28,777	09/14	(303)
United States Treasury 2 Year Note Futures	1,685	USD	369,726	09/14	76
United States Treasury 5 Year Note Futures	533	USD	63,340	09/14	512
United States Treasury 10 Year Note Futures	1,018	USD	126,852	09/14	575
United States Treasury Long-Term Bond Futures	37	USD	5,084	09/14	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6,754)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 175

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	Put	600000	80.00	USD	600	02/18/19	(23)
Inflationary Floor Options	Call	8490000	0.00	USD	8,490	11/23/20	(5)
Inflationary Floor Options	Put	1300000	0.00	USD	1,300	03/10/20	—
Inflationary Floor Options	Put	3600000	0.00	USD	3,600	03/12/20	(1)
Inflationary Floor Options	Put	8800000	0.00	USD	8,800	04/07/20	(2)
Inflationary Floor Options	Put	3300000	0.00	USD	3,300	09/29/20	(1)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/EUR 1.607%	Call	1	0.00		12,000	01/20/15	(50)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		13,400	09/02/14	(1)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		7,200	09/02/14	(5)
USD Three Month LIBOR/USD 2.550%	Call	2	0.00		8,000	09/02/14	(11)
USD Three Month LIBOR/USD 2.550%	Call	1	0.00		22,100	10/14/14	(68)
EUR 2.142%/USD Three Month LIBOR	Put	1	0.00		12,000	01/20/15	(144)
USD 1.860%/USD Three Month LIBOR	Put	1	0.00		13,400	09/02/14	(79)
USD 2.950%/USD Three Month LIBOR	Put	1	0.00		22,100	10/14/14	(100)
USD 3.030%/USD Three Month LIBOR	Put	1	0.00		8,000	09/02/14	(3)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		7,200	09/02/14	(1)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		29,710	01/14/19	(483)
Total Liability for Options Written (premiums received $1,911)							(977)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				190	$1,588
Opened				162	2,863
Closed				(89)	(253)
Expired				(245)	(2,287)
Outstanding July 31, 2014				18	$1,911

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Australia and New Zealand Banking Group		JPY	6,141,100	USD	60,515	08/29/14	806
Australia and New Zealand Banking Group		NZD	13,922	CAD	12,779	08/29/14	(85)
Bank of America		USD	2,506	AUD	2,677	08/29/14	(23)
Bank of America		USD	1,362	CAD	1,464	08/29/14	(20)
Bank of America		AUD	35,412	USD	33,143	08/29/14	288
Bank of America		CAD	730	USD	673	08/29/14	4
Bank of America		COP	363,550	USD	193	08/29/14	—
Bank of America		JPY	5,808,498	USD	57,243	08/29/14	769
Bank of America		KRW	1,408,100	USD	1,370	08/29/14	2
Bank of America		NZD	1,550	USD	1,331	08/29/14	18
Bank of America		SEK	8,971	USD	1,312	08/29/14	11
Bank of America		SGD	16,771	USD	13,490	08/29/14	46
Barclays		USD	16,589	CHF	15,093	08/29/14	22
Barclays		CHF	5,672	JPY	637,076	08/29/14	(48)
Barclays		EUR	428	USD	579	08/05/14	6
Barclays		EUR	56,693	USD	77,201	08/29/14	1,280
Barclays		EUR	860	USD	1,156	09/03/14	4
Barclays		GBP	2,149	USD	3,607	09/11/14	(20)
BNP Paribas		USD	1,970	BRL	4,467	08/04/14	(1)
See accompanying notes which are an integral part of this quarterly report.
176 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	6,764	CAD	7,277	08/29/14	(95)
BNP Paribas	USD	1,548	EUR	1,155	08/01/14	(2)
BNP Paribas	BRL	4,467	USD	2,000	08/04/14	31
BNP Paribas	EUR	642	USD	865	08/05/14	5
BNP Paribas	EUR	1,155	USD	1,549	08/29/14	2
BNP Paribas	EUR	2,039	USD	2,741	08/29/14	11
BNP Paribas	MXN	203,902	USD	15,565	09/25/14	200
BNP Paribas	PLN	1,045	USD	339	08/29/14	5
Citigroup	USD	101,656	EUR	75,637	08/05/14	(374)
Citigroup	USD	27	GBP	16	08/29/14	—
Citigroup	USD	22,685	NOK	140,531	08/29/14	(350)
Citigroup	USD	26,589	SEK	181,502	08/29/14	(280)
Citigroup	AUD	37,487	USD	35,083	08/29/14	304
Citigroup	CAD	7,384	USD	6,782	09/18/14	17
Citigroup	CHF	12,384	USD	13,699	08/29/14	69
Citigroup	CLP	180,067	USD	319	08/29/14	5
Citigroup	EUR	75,637	USD	101,662	09/03/14	371
Citigroup	GBP	1,759	USD	2,985	08/29/14	16
Citigroup	KRW	3,104,326	USD	3,014	08/29/14	(2)
Citigroup	MXN	2,612	USD	201	08/25/14	4
Citigroup	NZD	23,222	CAD	21,332	08/29/14	(128)
Citigroup	SGD	2,688	USD	2,172	08/29/14	17
Citigroup	SGD	8,543	USD	6,875	08/29/14	27
Commonwealth Bank of Australia	USD	94	CHF	83	08/07/14	(2)
Commonwealth Bank of Australia	USD	232	CHF	206	08/07/14	(6)
Commonwealth Bank of Australia	USD	22,541	CHF	20,496	08/07/14	14
Commonwealth Bank of Australia	USD	56,353	CHF	51,241	08/07/14	34
Commonwealth Bank of Australia	USD	53	EUR	39	08/07/14	(1)
Commonwealth Bank of Australia	USD	22,568	EUR	16,867	08/07/14	18
Commonwealth Bank of Australia	USD	57,689	EUR	42,129	08/07/14	(1,276)
Commonwealth Bank of Australia	USD	1,429	EUR	1,068	09/05/14	1
Commonwealth Bank of Australia	USD	56,427	EUR	42,168	09/05/14	44
Commonwealth Bank of Australia	USD	2,785	GBP	1,648	08/29/14	(3)
Commonwealth Bank of Australia	USD	33,658	SEK	232,442	08/07/14	38
Commonwealth Bank of Australia	CHF	20,579	USD	23,212	08/07/14	567
Commonwealth Bank of Australia	CHF	51,447	USD	58,030	08/07/14	1,416
Commonwealth Bank of Australia	CHF	554	USD	609	09/05/14	—
Commonwealth Bank of Australia	CHF	1,384	USD	1,522	09/05/14	(1)
Commonwealth Bank of Australia	CHF	20,496	USD	22,545	09/05/14	(14)
Commonwealth Bank of Australia	CHF	51,241	USD	56,363	09/05/14	(35)
Commonwealth Bank of Australia	EUR	16,867	USD	23,097	08/07/14	511
Commonwealth Bank of Australia	EUR	42,168	USD	56,422	08/07/14	(44)
Commonwealth Bank of Australia	EUR	427	USD	571	09/05/14	—
Commonwealth Bank of Australia	EUR	16,867	USD	22,570	09/05/14	(18)
Commonwealth Bank of Australia	EUR	25,941	USD	34,712	09/05/14	(27)
Commonwealth Bank of Australia	GBP	1,648	USD	2,786	08/04/14	3
Commonwealth Bank of Australia	SEK	4,006	USD	599	08/07/14	18
Commonwealth Bank of Australia	SEK	228,436	USD	34,155	08/07/14	1,040
Commonwealth Bank of Australia	SEK	6,602	USD	956	09/05/14	(1)
Commonwealth Bank of Australia	SEK	232,442	USD	33,653	09/05/14	(38)
Credit Suisse	USD	7,352	MXN	95,840	10/22/14	(143)
Credit Suisse	USD	22,467	NOK	139,210	08/29/14	(342)
Credit Suisse	USD	27,190	SEK	185,641	08/29/14	(282)
Credit Suisse	CHF	3,734	USD	4,140	08/29/14	31
Credit Suisse	EUR	62,995	USD	85,943	08/05/14	1,589
Deutsche Bank	EUR	10,864	USD	14,640	08/05/14	92
Deutsche Bank	EUR	36,169	USD	48,701	08/29/14	265

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 177

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Deutsche Bank	EUR	38,672	USD	52,010	09/03/14	222
Goldman Sachs	USD	650	AUD	690	08/29/14	(10)
Goldman Sachs	USD	651	AUD	691	08/29/14	(10)
Goldman Sachs	USD	339	BRL	753	08/04/14	(7)
Goldman Sachs	USD	2,006	BRL	4,483	08/04/14	(30)
Goldman Sachs	USD	1,555	CAD	1,666	09/18/14	(29)
Goldman Sachs	USD	1,027	EUR	766	09/03/14	(1)
Goldman Sachs	USD	1,975	MXN	25,795	09/23/14	(30)
Goldman Sachs	USD	2,082	NOK	12,951	08/29/14	(23)
Goldman Sachs	BRL	4,483	USD	1,977	08/04/14	1
Goldman Sachs	BRL	4,483	USD	1,989	09/03/14	30
Goldman Sachs	CHF	19,046	JPY	2,139,180	08/29/14	(163)
Goldman Sachs	NZD	19,470	CAD	17,893	08/29/14	(100)
Goldman Sachs	NZD	31,137	USD	27,244	08/29/14	858
HSBC	USD	4,376	MXN	57,228	08/29/14	(55)
HSBC	JPY	551,108	USD	5,399	08/29/14	41
HSBC	SEK	46,669	USD	6,819	08/29/14	54
JPMorgan Chase	USD	1,327	AUD	1,422	10/22/14	(13)
JPMorgan Chase	USD	3,834	AUD	4,136	10/22/14	(12)
JPMorgan Chase	USD	720	BRL	1,633	08/04/14	—
JPMorgan Chase	USD	495	BRL	1,127	10/22/14	(9)
JPMorgan Chase	USD	11,007	CAD	11,855	10/22/14	(155)
JPMorgan Chase	USD	1,016	CLP	578,407	10/22/14	(12)
JPMorgan Chase	USD	200	COP	370,200	08/29/14	(3)
JPMorgan Chase	USD	1,496	COP	2,795,000	10/22/14	(20)
JPMorgan Chase	USD	718	CZK	14,703	10/22/14	(6)
JPMorgan Chase	USD	1,738	EUR	1,299	10/22/14	2
JPMorgan Chase	USD	1,929	EUR	1,438	10/22/14	(3)
JPMorgan Chase	USD	15,050	GBP	8,824	10/22/14	(162)
JPMorgan Chase	USD	1,065	IDR	12,505,792	10/22/14	(1)
JPMorgan Chase	USD	1,028	JPY	104,200	08/29/14	(15)
JPMorgan Chase	USD	1,279	JPY	130,246	08/29/14	(12)
JPMorgan Chase	USD	10,980	JPY	1,114,097	10/22/14	(144)
JPMorgan Chase	USD	34,560	KRW	35,569,416	10/22/14	(85)
JPMorgan Chase	USD	3,192	MXN	41,489	09/23/14	(65)
JPMorgan Chase	USD	2,715	MXN	35,431	10/22/14	(50)
JPMorgan Chase	USD	3,182	MXN	41,992	10/22/14	(24)
JPMorgan Chase	USD	577	MYR	1,846	10/23/14	(3)
JPMorgan Chase	USD	29,591	MYR	94,469	10/23/14	(221)
JPMorgan Chase	USD	1,033	NOK	6,495	10/22/14	(3)
JPMorgan Chase	USD	20,607	NOK	127,906	10/22/14	(317)
JPMorgan Chase	USD	26,891	NZD	31,000	08/29/14	(620)
JPMorgan Chase	USD	2,922	NZD	3,476	10/22/14	9
JPMorgan Chase	USD	4,474	NZD	5,299	10/22/14	(7)
JPMorgan Chase	USD	755	PEN	2,122	10/22/14	(5)
JPMorgan Chase	USD	1,273	PLN	3,975	10/22/14	(5)
JPMorgan Chase	USD	11,194	PLN	34,573	10/22/14	(169)
JPMorgan Chase	USD	898	RUB	32,289	08/25/14	1
JPMorgan Chase	USD	40,572	SEK	278,184	10/22/14	(258)
JPMorgan Chase	USD	40,910	SGD	50,861	08/29/14	(139)
JPMorgan Chase	USD	2,138	SGD	2,657	10/23/14	(8)
JPMorgan Chase	USD	200	TRY	420	08/29/14	(5)
JPMorgan Chase	USD	821	TRY	1,760	10/22/14	(13)
JPMorgan Chase	USD	21,633	TWD	647,273	10/22/14	(36)
JPMorgan Chase	USD	476	ZAR	5,100	08/29/14	(2)
JPMorgan Chase	USD	753	ZAR	8,145	10/22/14	(3)
JPMorgan Chase	USD	3,334	ZAR	35,923	10/22/14	(28)
See accompanying notes which are an integral part of this quarterly report.
178 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	AUD	4,136	USD	3,856	08/01/14	13
JPMorgan Chase	AUD	98,609	USD	92,006	10/22/14	862
JPMorgan Chase	BRL	1,633	USD	723	08/04/14	3
JPMorgan Chase	BRL	73,924	USD	32,431	10/22/14	560
JPMorgan Chase	CAD	633	USD	583	10/22/14	3
JPMorgan Chase	CLP	12,680,710	USD	22,214	10/22/14	218
JPMorgan Chase	COP	60,107,869	USD	31,999	10/22/14	238
JPMorgan Chase	CZK	319,424	USD	15,693	10/22/14	226
JPMorgan Chase	EUR	1,299	USD	1,737	08/01/14	(2)
JPMorgan Chase	EUR	708	USD	954	08/05/14	6
JPMorgan Chase	EUR	36,169	USD	48,694	08/29/14	258
JPMorgan Chase	EUR	60,122	USD	81,133	10/22/14	605
JPMorgan Chase	GBP	461	USD	781	10/22/14	3
JPMorgan Chase	IDR	276,233,245	USD	23,420	10/22/14	(98)
JPMorgan Chase	JPY	290,597	USD	2,819	08/05/14	(6)
JPMorgan Chase	JPY	1,371,378	USD	13,506	08/05/14	174
JPMorgan Chase	JPY	59,661	USD	584	10/22/14	4
JPMorgan Chase	KRW	1,055,985	USD	1,030	08/29/14	4
JPMorgan Chase	KRW	1,056,115	USD	1,028	08/29/14	1
JPMorgan Chase	KRW	1,056,115	USD	1,030	08/29/14	4
JPMorgan Chase	KRW	1,386,180	USD	1,347	08/29/14	1
JPMorgan Chase	KRW	1,629,516	USD	1,581	10/22/14	1
JPMorgan Chase	MXN	41,992	USD	3,201	08/01/14	24
JPMorgan Chase	MXN	26,408	USD	2,012	10/22/14	25
JPMorgan Chase	MYR	6,290	USD	1,966	10/23/14	11
JPMorgan Chase	NOK	6,495	USD	1,036	08/01/14	3
JPMorgan Chase	NOK	12,391	USD	1,979	10/22/14	13
JPMorgan Chase	NZD	3,476	USD	2,945	08/01/14	(8)
JPMorgan Chase	NZD	166,935	USD	143,465	10/22/14	2,738
JPMorgan Chase	PEN	75,016	USD	26,548	10/22/14	6
JPMorgan Chase	PLN	3,975	USD	1,279	08/01/14	6
JPMorgan Chase	PLN	4,586	USD	1,474	10/22/14	12
JPMorgan Chase	RUB	706,865	USD	19,903	08/25/14	225
JPMorgan Chase	RUB	13,240	USD	369	08/29/14	1
JPMorgan Chase	SEK	12,790	USD	1,868	10/22/14	15
JPMorgan Chase	SGD	58,275	USD	46,954	10/23/14	239
JPMorgan Chase	TRY	38,919	USD	18,031	10/22/14	180
JPMorgan Chase	TWD	29,842	USD	997	10/22/14	1
JPMorgan Chase	ZAR	8,145	USD	763	08/01/14	3
JPMorgan Chase	ZAR	9,950	USD	928	10/22/14	12
Morgan Stanley	USD	1,062	AUD	1,127	08/29/14	(16)
Morgan Stanley	USD	1,063	AUD	1,127	08/29/14	(17)
Morgan Stanley	USD	1,500	EUR	1,122	08/04/14	1
Morgan Stanley	BRL	1,505	USD	661	09/03/14	3
Morgan Stanley	EUR	1,122	USD	1,501	08/29/14	(1)
Morgan Stanley	EUR	4,560	USD	6,141	08/29/14	34
Morgan Stanley	ILS	1,055	USD	309	08/29/14	1
Royal Bank of Canada	USD	454	CAD	484	08/07/14	(10)
Royal Bank of Canada	USD	33,850	CAD	36,855	08/07/14	(53)
Royal Bank of Canada	USD	35,169	GBP	20,574	08/07/14	(435)
Royal Bank of Canada	USD	422	GBP	250	09/05/14	—
Royal Bank of Canada	USD	34,233	GBP	20,282	09/05/14	—
Royal Bank of Canada	USD	717	NOK	4,406	08/07/14	(16)
Royal Bank of Canada	USD	22,257	NOK	136,762	08/07/14	(504)
Royal Bank of Canada	USD	56,031	NOK	352,921	08/07/14	104
Royal Bank of Canada	USD	22,281	NOK	137,645	08/29/14	(404)
Royal Bank of Canada	USD	589	NOK	3,715	09/05/14	1

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 179

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	22,389	NOK	141,168	09/05/14	42
Royal Bank of Canada	AUD	34,221	USD	31,954	08/29/14	205
Royal Bank of Canada	CAD	37,339	USD	35,024	08/07/14	784
Royal Bank of Canada	CAD	11,073	USD	10,311	08/29/14	162
Royal Bank of Canada	EUR	1,018	USD	1,371	08/29/14	8
Royal Bank of Canada	EUR	46,771	USD	63,612	08/29/14	979
Royal Bank of Canada	GBP	292	USD	499	08/07/14	6
Royal Bank of Canada	GBP	20,282	USD	34,241	08/07/14	—
Royal Bank of Canada	MXN	1,387	USD	107	08/29/14	2
Royal Bank of Canada	NOK	11,016	USD	1,793	08/07/14	41
Royal Bank of Canada	NOK	141,168	USD	22,412	08/07/14	(41)
Royal Bank of Canada	NOK	341,905	USD	55,643	08/07/14	1,259
Royal Bank of Canada	NOK	9,287	USD	1,473	09/05/14	(3)
Royal Bank of Canada	NOK	217,325	USD	34,467	09/05/14	(65)
Royal Bank of Canada	NOK	352,921	USD	55,973	09/05/14	(105)
Royal Bank of Canada	NZD	6,551	CAD	6,022	08/29/14	(32)
Royal Bank of Scotland	USD	3,384	EUR	2,523	08/29/14	(6)
Royal Bank of Scotland	CAD	9,300	USD	8,577	08/29/14	53
Royal Bank of Scotland	GBP	4,320	USD	7,318	08/29/14	26
Royal Bank of Scotland	NZD	7,974	USD	6,771	08/29/14	13
Standard Chartered	USD	1,003	AUD	1,065	08/07/14	(13)
Standard Chartered	USD	23,400	AUD	24,856	08/07/14	(305)
Standard Chartered	USD	34,500	AUD	36,646	08/07/14	(450)
Standard Chartered	USD	56,774	AUD	61,076	08/07/14	(24)
Standard Chartered	USD	353	AUD	380	09/05/14	—
Standard Chartered	USD	529	AUD	570	09/05/14	—
Standard Chartered	USD	22,665	AUD	24,431	09/05/14	(10)
Standard Chartered	USD	33,997	AUD	36,646	09/05/14	(15)
Standard Chartered	USD	337	BRL	752	08/04/14	(5)
Standard Chartered	USD	20	JPY	1,980	08/07/14	—
Standard Chartered	USD	22,681	JPY	2,332,385	08/07/14	(7)
Standard Chartered	USD	34,022	JPY	3,498,578	08/07/14	(10)
Standard Chartered	USD	57,554	JPY	5,828,983	08/07/14	(886)
Standard Chartered	USD	1,124	JPY	115,559	09/05/14	—
Standard Chartered	USD	56,713	JPY	5,830,963	09/05/14	(17)
Standard Chartered	USD	23,580	NZD	27,019	08/07/14	(634)
Standard Chartered	USD	35,370	NZD	40,529	08/07/14	(950)
Standard Chartered	USD	892	NZD	1,054	09/05/14	1
Standard Chartered	USD	1,338	NZD	1,581	09/05/14	1
Standard Chartered	USD	22,202	NZD	26,240	09/05/14	19
Standard Chartered	USD	33,303	NZD	39,360	09/05/14	29
Standard Chartered	AUD	425	USD	400	08/07/14	5
Standard Chartered	AUD	24,431	USD	22,710	08/07/14	10
Standard Chartered	AUD	36,646	USD	34,065	08/07/14	15
Standard Chartered	AUD	62,141	USD	58,502	08/07/14	762
Standard Chartered	AUD	950	USD	881	09/05/14	—
Standard Chartered	AUD	61,076	USD	56,661	09/05/14	25
Standard Chartered	COP	363,550	USD	193	08/29/14	—
Standard Chartered	JPY	792	USD	8	08/07/14	—
Standard Chartered	JPY	1,188	USD	12	08/07/14	—
Standard Chartered	JPY	2,331,593	USD	23,021	08/07/14	355
Standard Chartered	JPY	3,497,390	USD	34,532	08/07/14	532
Standard Chartered	JPY	5,830,963	USD	56,703	08/07/14	16
Standard Chartered	JPY	46,224	USD	450	09/05/14	—
Standard Chartered	JPY	2,332,385	USD	22,685	09/05/14	7
Standard Chartered	NZD	779	USD	680	08/07/14	18
Standard Chartered	NZD	1,169	USD	1,020	08/07/14	27

See accompanying notes which are an integral part of this quarterly report.
180 Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Standard Chartered		NZD	26,240	USD		22,265	08/07/14	(20)
Standard Chartered		NZD	39,360	USD		33,397	08/07/14	(30)
State Street		BRL	870	USD		386	08/01/14	3
State Street		BRL	1,352	USD		600	08/01/14	4
UBS		USD	291	BRL		648	08/04/14	(5)
UBS		USD	716	BRL		1,618	08/04/14	(3)
UBS		USD	97	BRL		222	09/03/14	—
UBS		USD	956	BRL		2,153	09/03/14	(15)
UBS		USD	24,490	CHF		22,282	08/29/14	34
UBS		USD	190	COP	356,900		08/29/14	—
UBS		USD	13,321	JPY	1,371,378		08/05/14	11
UBS		BRL	1,618	USD		714	08/04/14	—
UBS		BRL	2,153	USD		964	08/04/14	15
UBS		BRL	870	USD		381	09/03/14	1
UBS		EUR	45,992	USD		62,530	08/29/14	940
UBS		GBP	50	USD		86	08/29/14	1
UBS		ILS	383	USD		112	08/29/14	—
UBS		JPY	1,936,160	USD		19,074	08/29/14	249
UBS		JPY	1,371,378	USD		13,323	09/03/14	(11)
UBS		SGD	25,434	USD		20,470	08/29/14	82
UBS		ZAR	5,890	USD		559	08/29/14	12
Westpac		USD	2,324	NZD		2,715	08/29/14	(24)
Westpac		AUD	11,617	USD		10,916	08/29/14	138
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								12,965

Index Swap Contracts (*)
Amounts in thousands
Fund Receives					Notional		Termination	Fair Value
Underlying Security		Counterparty			Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	76,000	09/30/14	(173)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	51,892	10/01/14	(118)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	102,952	10/31/14	(235)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	128,689	10/31/14	(293)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	82,671	11/28/14	(189)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	31,580	03/02/15	(72)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	93,721	03/02/15	(214)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	66,786	04/30/15	(152)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)								(1,446)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.08% to 0.16%.

Interest Rate Swaps
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	700	8.860%	Brazil Interbank Deposit Rate	01/02/17	(16)
Bank of America	BRL	1,000	10.630%	Brazil Interbank Deposit Rate	01/02/17	(3)
Barclays	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	142
Barclays	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	59

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 181

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	79,800	3.000%	Three Month LIBOR	09/21/17	1,104
Barclays	MXN	11,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(11)
Barclays	USD	900	4.000%	Three Month LIBOR	06/19/24	15
Barclays	USD	17,000	3.145%	Three Month LIBOR	03/15/26	(168)
Barclays	USD	3,845	Three Month LIBOR	2.481%	11/15/27	307
Barclays	USD	3,860	Three Month LIBOR	2.417%	11/15/27	338
Barclays	USD	7,600	Three Month LIBOR	3.490%	03/15/46	48
Citigroup	USD	28,300	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(344)
Citigroup	USD	7,680	Three Month LIBOR	2.714%	08/15/42	832
Citigroup	USD	5,110	Three Month LIBOR	3.676%	11/15/43	396
Credit Suisse	JPY	216,000	Six Month LIBOR	0.820%	02/18/23	(51)
Deutsche Bank	JPY	216,000	Six Month LIBOR	0.816%	02/18/23	(50)
Deutsche Bank	MXN	5,890	8.410%	Mexico Interbank 28 Day Deposit Rate	12/13/23	13
Deutsche Bank	KRW	814,000	3.008%	Three Month Korean Deposit Rate	09/17/24	5
Deutsche Bank	MXN	20,000	6.810%	Mexico Interbank 28 Day Deposit Rate	06/19/34	(17)
Goldman Sachs	BRL	800	9.095%	Brazil Interbank Deposit Rate	01/02/17	(15)
Goldman Sachs	USD	57,400	1.750%	Three Month LIBOR	06/15/17	(155)
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR	04/09/26	(735)
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%	04/09/46	622
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	9
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(12)
JPMorgan Chase	CHF	6,005	Six Month LIBOR	0.050%	09/17/16	4
JPMorgan Chase	GBP	21,300	Three Month LIBOR	2.725%	09/21/18	(28)
JPMorgan Chase	KRW 1,500,000		2.755%	Three Month Korean Deposit Rate	09/17/19	4
JPMorgan Chase	HKD	160,000	Three Month HIBOR	2.365%	03/29/21	(144)
JPMorgan Chase	SGD	26,200	Six Month SIBOR	2.270%	03/31/21	(235)
JPMorgan Chase	GBP	9,590	Three Month LIBOR	3.500%	06/19/24	(128)
JPMorgan Chase	JPY	368,000	Six Month LIBOR	1.250%	09/18/24	(26)
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	15
Morgan Stanley	MXN	163,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	385
Morgan Stanley	USD	75,800	3.000%	Three Month LIBOR	09/21/17	1,104
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	15
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(17)
Morgan Stanley	MXN	90,000	6.810%	Mexico Interbank 28 Day Deposit Rate	06/19/34	(75)
Morgan Stanley	USD	700	Three Month LIBOR	2.750%	06/19/43	2,880
Morgan Stanley	USD	1,800	Three Month LIBOR	2.750%	06/19/43	2,880
Morgan Stanley	USD	10,700	Three Month LIBOR	2.750%	06/19/43	2,880
Morgan Stanley	USD	13,800	Three Month LIBOR	2.750%	06/19/43	2,880
Morgan Stanley	USD	2,500	Three Month LIBOR	3.500%	12/18/43	(100)
UBS	MXN	6,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(6)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $2,502 (å)						14,601

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Berkshire Hathaway, Inc.	Deutsche Bank	0.183%	USD	500	1.000%	09/20/16	9
Berkshire Hathaway, Inc.	Bank of America	0.241%	USD	3,600	1.000%	06/20/17	79
Citigroup, Inc.	Deutsche Bank	0.222%	USD	700	1.000%	09/20/14	1
Export-Import Bank of China	Deutsche Bank	0.690%	USD	300	1.000%	06/20/17	2
GE Capital Corp.	Deutsche Bank	0.222%	USD	1,000	1.000%	09/20/15	9
GE Capital Corp.	Barclays	0.276%	USD	1,000	1.000%	09/20/16	15
JPMorgan Chase	Deutsche Bank	0.308%	USD	1,000	1.000%	09/20/16	15

See accompanying notes which are an integral part of this quarterly report.
182 Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
MetLife, Inc.	Deutsche Bank	0.309%	USD	4,900	1.000%	06/20/17	97
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($192)							227
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	5,400	5.000%	06/20/15	82
CDX Emerging Markets Index	Credit Suisse		USD	500	5.000%	06/20/15	8
CDX Emerging Markets Index	Deutsche Bank		USD	1,300	5.000%	06/20/15	20
CDX Emerging Markets Index	Goldman Sachs		USD	200	5.000%	06/20/15	3
CDX Emerging Markets Index	HSBC		USD	3,600	5.000%	06/20/15	55
CDX Emerging Markets Index	Morgan Stanley		USD	6,200	5.000%	06/20/15	94
CDX Investment Grade Index	JPMorgan Chase		USD	1,447	0.553%	12/20/17	20
CDX Investment Grade Index	Pershing		USD	578	0.548%	12/20/17	8
CDX NA Investment Grade Index	Barclays		USD	7,200	1.000%	06/20/19	132
CDX NA Investment Grade Index	Credit Suisse		USD	700	1.000%	06/20/19	132
CDX NA Investment Grade Index	Goldman Sachs		USD	73,000	5.000%	06/20/19	5,365
CDX NA Investment Grade Index	Goldman Sachs		USD	38,000	1.000%	06/20/19	683
CMBX NA Index	Bank of America		USD	230	(0.500%)	02/17/51	12
CMBX NA Index	Bank of America		USD	1,550	0.500%	01/17/47	(44)
CMBX NA Index	Credit Suisse		USD	825	0.500%	05/11/63	(15)
CMBX NA Index	Credit Suisse		USD	465	(0.500%)	02/17/51	23
CMBX NA Index	Deutsche Bank		USD	770	0.500%	05/11/63	(14)
CMBX NA Index	Deutsche Bank		USD	110	(0.500%)	02/17/51	6
CMBX NA Index	Goldman Sachs		USD	140	(0.500%)	02/17/51	7
CMBX NA Index	Goldman Sachs		USD	330	0.500%	05/11/63	(6)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($6,437)							6,571
Sovereign Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Brazil Government International Bond	Bank of America	0.410%	USD	1,800	1.000%	09/20/15	12
Brazil Government International Bond	Barclays	0.410%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	Citigroup	0.410%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	Deutsche Bank	0.410%	USD	1,300	1.000%	06/20/15	7
Brazil Government International Bond	Deutsche Bank	0.410%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	Goldman Sachs	0.410%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	HSBC	0.410%	USD	500	1.000%	09/20/15	3
Brazil Government International Bond	JPMorgan Chase	0.410%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	Morgan Stanley	0.410%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	UBS	0.410%	USD	500	1.000%	09/20/15	3
Brazil Government International Bond	Barclays	0.579%	USD	1,400	1.000%	03/20/16	10
Brazil Government International Bond	Citigroup	0.631%	USD	9,400	1.000%	06/20/16	65
Brazil Government International Bond	Credit Suisse	0.631%	USD	6,500	1.000%	06/20/16	45
Brazil Government International Bond	Deutsche Bank	0.631%	USD	1,800	1.000%	06/20/16	12
Brazil Government International Bond	JPMorgan Chase	0.672%	USD	700	1.000%	09/20/16	5
China Government International Bond	Bank of America	0.146%	USD	1,100	1.000%	06/20/15	8
China Government International Bond	Bank of America	0.146%	USD	400	1.000%	06/20/15	3
China Government International Bond	Citigroup	0.146%	USD	300	1.000%	06/20/15	2
China Government International Bond	Royal Bank of Scotland	0.146%	USD	800	1.000%	06/20/15	6
Indonesia Government International Bond	Barclays	0.463%	USD	800	1.000%	06/20/16	8
Indonesia Government International Bond	Barclays	0.463%	USD	800	1.000%	06/20/16	8
Indonesia Government International Bond	Bank of America	0.503%	USD	1,200	1.000%	09/20/16	13
Indonesia Government International Bond	Morgan Stanley	0.503%	USD	3,100	1.000%	09/20/16	33
Indonesia Government International Bond	UBS	0.503%	USD	400	1.000%	09/20/16	4
Italy Government International Bond	Goldman Sachs	0.686%	USD	500	1.000%	06/20/17	4

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 183

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
			Implied			Fund (Pays)/
			Credit			Receives	Termination		Fair Value
Reference Entity	Counterparty		Spread	Notional Amount		Fixed Rate	Date		$
Italy Government International Bond	Deutsche Bank		0.904%	USD	1,800	1.000%	03/20/19		8
Italy Government International Bond	HSBC		0.904%	USD	1,800	1.000%	03/20/19		8
Italy Government International Bond	Morgan Stanley		0.904%	USD	800	1.000%	03/20/19		3
Italy Government International Bond	Bank of America		0.932%	USD	2,100	1.000%	06/20/19		7
Italy Government International Bond	Barclays		0.932%	USD	200	1.000%	06/20/19		1
Italy Government International Bond	Barclays		0.932%	USD	300	1.000%	06/20/19		1
Italy Government International Bond	Deutsche Bank		0.932%	USD	100	1.000%	06/20/19		—
Italy Government International Bond	Deutsche Bank		0.932%	USD	700	1.000%	06/20/19		2
Mexico Government International Bond	Bank of America		0.254%	USD	400	1.000%	09/20/15		3
Mexico Government International Bond	Citigroup		0.254%	USD	700	1.000%	09/20/15		6
Mexico Government International Bond	Barclays		0.357%	USD	1,700	1.000%	03/20/16		18
Mexico Government International Bond	Deutsche Bank		0.357%	USD	3,000	1.000%	03/20/16		32
Mexico Government International Bond	HSBC		0.357%	USD	4,700	1.000%	03/20/16		50
Mexico Government International Bond	JPMorgan Chase		0.357%	USD	2,600	0.920%	03/20/16		24
Mexico Government International Bond	HSBC		0.413%	USD	100	1.000%	09/20/16		1
Mexico Government International Bond	JPMorgan Chase		0.413%	USD	100	1.000%	09/20/16		1
Russia Government International Bond	Barclays		2.263%	USD	5,600	1.000%	09/20/19		(333)
Spain Government International Bond	Deutsche Bank		0.644%	USD	4,300	1.000%	06/20/19		72
Spain Government International Bond	Deutsche Bank		0.644%	USD	3,700	1.000%	06/20/19		62
Spain Government International Bond	Goldman Sachs		0.644%	USD	3,800	1.000%	06/20/19		63
Spain Government International Bond	JPMorgan Chase		0.644%	USD	4,300	1.000%	06/20/19		72
Spain Government International Bond	Morgan Stanley		0.644%	USD	1,700	1.000%	06/20/19		28
United Kingdom Gilt	Societe Generale		0.200%	USD	2,600	1.000%	03/20/15		16
United Kingdom Gilt	Societe Generale		0.200%	USD	600	1.000%	03/20/15		4
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $594									426
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($6,035) (å)									7,224

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—		$665,429		$10,269			$675,698
Corporate Bonds and Notes		—		1,110,555		18,619			1,129,174
International Debt		—		467,794		1,300			469,094
Loan Agreements		—		32,823		—			32,823
Mortgage-Backed Securities		—		1,994,054		8,450			2,002,504
Municipal Bonds		—		108,866		—			108,866
Non-US Bonds		—		523,023		—			523,023
United States Government Agencies		—		149,989		—			149,989
United States Government Treasuries		—		852,916		—			852,916
Common Stocks		490		—		—			490
Preferred Stocks		8,547		—		—			8,547
Options Purchased		—		2,063		—			2,063
Short-Term Investments		—		1,937,717		8			1,937,725
Repurchase Agreements		—		96,000		—			96,000
Total Investments		9,037		7,941,229		38,646			7,988,912

Other Financial Instruments
See accompanying notes which are an integral part of this quarterly report.
184 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Futures Contracts		(6,754)		—		—		(6,754)
Options Written		—		(977)		—		(977)
Foreign Currency Exchange Contracts		47		12,917		—		12,965
Index Swap Contracts		—		(1,446)		—		(1,446)
Interest Rate Swap Contracts		—		14,601		—		14,601
Credit Default Swap Contracts		—		7,224		—		7,224
Total Other Financial Instruments*		$(6,707)		$32,319		$—		$25,613

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 185

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 87.8%			Series 2012-1 Class A3
Asset-Backed Securities - 7.3%			0.780% due 06/15/16	1,806	1,809
321 Henderson Receivables LLC			Bayview Financial Acquisition Trust
Series 2014-2A Class A			Series 2006-A Class 1A3
3.610% due 01/17/73 (Å)	610	610	5.865% due 02/28/41	410	417
			Bear Stearns Asset Backed Securities
Access Group, Inc.			I Trust
Series 2004-2 Class A3			Series 2005-TC2 Class A3
0.424% due 10/25/24 (Ê)	700	653	0.522% due 08/25/35 (Ê)	555	551
Accredited Mortgage Loan Trust			BMW Vehicle Owner Trust
Series 2007-1 Class A4			Series 2011-A Class A4
0.375% due 02/25/37 (Ê)	2,583	1,845	1.030% due 02/26/18	1,615	1,620
ACE Securities Corp.			BNC Mortgage Loan Trust
Series 2005-SD3 Class A			Series 2008-4 Class A3A
0.555% due 08/25/45 (Ê)	1	1	0.405% due 11/25/37 (Ê)	127	127
Ally Auto Receivables Trust			Brazos Higher Education Authority
Series 2011-1 Class A4			Series 2010-1 Class A2
2.230% due 03/15/16	621	623	1.427% due 02/25/35 (Ê)	1,100	1,136
Series 2012-3 Class A3			Series 2011-2 Class A3
0.850% due 08/15/16	3,454	3,462	1.234% due 10/27/36 (Ê)	725	725
Series 2013-1 Class A2			Capital Auto Receivables Asset Trust
0.460% due 10/15/15	353	353	Series 2013-1 Class B
Ally Master Owner Trust			1.290% due 04/20/18	1,450	1,452
Series 2013-1 Class A2			CarFinance Capital Auto Trust
1.000% due 02/15/18	2,330	2,334	Series 2014-1A Class A
Alm Loan Funding			1.460% due 12/17/18 (Þ)	920	922
Series 2012-7A Class A1			Carrington Mortgage Loan Trust
1.654% due 10/19/24 (Ê)(Þ)	750	749	Series 2005-NC3 Class M1
American Express Credit Account			0.595% due 06/25/35 (Ê)	1,818	1,789
Master Trust
Series 2012-2 Class A			Series 2005-NC5 Class A2
0.680% due 03/15/18	405	406	0.475% due 10/25/35 (Ê)	22	22
American Express Issuance Trust			CCG Receivables Trust
0.582% due 08/15/19	892	896	Series 2013-1 Class A2
			1.050% due 08/14/20 (Þ)	780	781
American Money Management Corp.			Series 2014-1 Class A2
1.680% due 07/27/26	750	750
AmeriCredit Automobile Receivables			1.060% due 11/15/21 (Þ)	765	764
Trust			Centex Home Equity Loan Trust
0.570% due 07/10/17	1,555	1,556	Series 2003-B Class AF4
Series 2012-5 Class A2			3.735% due 02/25/32	2,253	2,269
0.510% due 01/08/16	38	38	Series 2005-D Class M1
Series 2012-5 Class A3			0.585% due 10/25/35 (Ê)	1,560	1,524
0.620% due 06/08/17	835	835	CFC LLC
Series 2013-1 Class A2			Series 2013-1A Class A
0.490% due 06/08/16	208	208	1.650% due 07/17/17 (Þ)	465	466
Series 2013-2 Class A2			Chase Issuance Trust
0.530% due 11/08/16	315	315	Series 2012-A3 Class A3
Series 2013-3 Class A2			0.790% due 06/15/17	2,155	2,162
0.680% due 10/11/16	1,142	1,143	Chesapeake Funding LLC
			Series 2014-1A Class C
Series 2014-2 Class A2B			1.356% due 03/07/26 (Ê)(Þ)	365	365
0.433% due 10/10/17 (Ê)	2,215	2,215	CIT Education Loan Trust
Ameriquest Mortgage Securities, Inc.			Series 2007-1 Class A
0.580% due 07/25/35	1,530	1,529	0.323% due 03/25/42 (Ê)(Þ)	892	844
Series 2005-R10 Class A2B			Citibank Credit Card Issuance Trust
0.375% due 01/25/36 (Ê)	146	145	Series 2006-A7 Class A7
Argent Securities, Inc.			0.291% due 12/17/18 (Ê)	2,060	2,055
Series 2005-W2 Class A2B1			CountryPlace Manufactured Housing
0.355% due 10/25/35 (Ê)	373	371	Contract Trust
Asset Backed Funding Certificates			Series 2005-1 Class A4
Series 2005-WMC1 Class M1			5.200% due 12/15/35 (Þ)	675	714
0.815% due 06/25/35 (Ê)	714	703	Countrywide Asset-Backed Certificates
Bank of America Auto Trust

See accompanying notes which are an integral part of this quarterly report.

186 Russell Investment Grade Bond Fund

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-BC1 Class 1A			Global SC Finance SRL
0.355% due 04/25/36 (Ê)	461	412	3.090% due 07/17/29	885	884
Series 2006-BC4 Class 2A2			GM Financial Automobile Leasing Trust
0.315% due 11/25/36 (Ê)	1,203	1,116	Series 2014-1A Class B
Credit-Based Asset Servicing and			1.760% due 05/21/18 (Þ)	1,190	1,189
Securitization LLC			Higher Education Funding I
Series 2004-CB7 Class AF5			Series 2014-1 Class A
5.008% due 10/25/34	382	401	1.277% due 05/25/34 (Ê)(Þ)	718	727
Series 2005-CB5 Class AV2			Honda Auto Receivables
0.412% due 08/25/35 (Ê)	13	12	Series 2011-3 Class A3
Discover Card Execution Note Trust			0.880% due 09/21/15	59	59
0.810% due 08/15/17	2,120	2,125	Honda Auto Receivables 2012-2 Owner
2.120% due 12/15/21	600	600	Trust
DT Auto Owner Trust			Series 2012-2 Class A3
Series 2013-1A Class A			0.700% due 02/16/16	1,158	1,159
0.750% due 05/16/16 (Þ)	294	294	Honda Auto Receivables 2013-2 Owner
Series 2013-2A Class A			Trust
0.810% due 09/15/16 (Þ)	452	452	Series 2013-2 Class A2
Education Loan Asset Backed Trust			0.370% due 10/16/15	276	277
1.155% due 11/25/33 (Þ)	1,195	1,112	HSBC Home Equity Loan Trust
			Series 2006-1 Class A1
Educational Funding of the South, Inc.			0.316% due 01/20/36 (Ê)	794	789
Series 2011-1 Class A2
0.884% due 04/25/35 (Ê)	750	752	Hyundai Auto Lease Securitization Trust
			Series 2012-A Class A3
EFS Volunteer No. 3 LLC			0.920% due 08/17/15 (Þ)	3,035	3,037
Series 2012-1 Class A3
1.150% due 04/25/33 (Ê)(Þ)	775	788	Hyundai Auto Receivables Trust
			Series 2010-A Class A4
Enterprise Fleet Financing LLC			2.450% due 12/15/16	594	596
Series 2011-3 Class A2
1.620% due 05/20/17 (Þ)	120	120	Series 2011-C Class A4
			1.300% due 02/15/18	2,010	2,024

Exeter Series Automobile 2013-1A Receivables Class A Trust			Series 2012-A Class A3
1.290% due 10/16/17 (Þ)	445	446	0.720% due 03/15/16	149	149
Fannie Mae Grantor Trust			JGWPT LLC
Series 2003-T4 Class 1A			Series 2013-3A Class A
0.374% due 09/26/33 (Ê)	112	111	4.080% due 01/17/73 (Þ)	469	489
			Lehman ABS Manufactured Housing
Series 2003-T4 Class 2A5			Contract Trust
5.407% due 09/26/33	736	802	Series 2001-B Class A4
Fannie Mae Whole Loan			5.270% due 04/15/40	483	503
Series 2003-W5 Class A			Morgan Stanley ABS Capital I, Inc. Trust
0.375% due 04/25/33 (Ê)	47	46	Series 2003-NC6 Class M1
Series 2003-W9 Class A			1.355% due 06/25/33 (Ê)	271	262
0.395% due 06/25/33 (Ê)	66	64	Series 2003-NC7 Class M1
First Investors Auto Owner Trust			1.205% due 06/25/33 (Ê)	234	220
0.800% due 02/15/18	165	165	Nelnet Student Loan Trust
Flatiron CLO, Ltd.			Series 2011-1A Class A
1.607% due 07/17/26	730	728	1.005% due 02/25/43 (Ê)(Þ)	1,441	1,462
Ford Credit Auto Lease Trust			Series 2014-4A Class A2
1.100% due 11/15/17	823	822	1.105% due 11/25/43 (Ê)(Þ)	725	725
Ford Credit Auto Owner Trust			New Century Home Equity Loan Trust
1.420% due 08/15/19	1,364	1,362	Series 2005-2 Class M1
Series 2012-D Class A3			0.585% due 06/25/35 (Ê)	2,085	2,072
0.510% due 04/15/17	840	840	Series 2005-4 Class A2C
Ford Credit Auto Owner Trust 2012-A			0.525% due 09/25/35 (Ê)	1,652	1,638
Series 2012-A Class A3			Nissan Auto Receivables 2011-B Owner
0.840% due 08/15/16	512	513	Trust
Ford Credit Auto Owner Trust 2014-A			Series 2011-B Class A3
Series 2014-A Class A2			0.950% due 02/16/16	332	333
0.480% due 11/15/16	955	956	North Carolina State Education
Ford Credit Auto Owner Trust/Ford			Assistance Authority
Credit 2014-REV1			Series 2011-2 Class A2
Series 2014-1 Class A			1.034% due 07/25/25 (Ê)	750	755
2.260% due 11/15/25 (Þ)	1,159	1,163	OHA Credit Partners VII, Ltd.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 187

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Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-7A Class A			Santander Drive Auto Receivables Trust
1.649% due 11/20/23 (Ê)(Þ)	750	749	2013-2
Park Place Securities, Inc.			Series 2013-2 Class A3
Series 2004-MHQ1 Class M1			0.700% due 09/15/17	2,338	2,340
1.205% due 12/25/34 (Ê)	42	42	Santander Drive Auto Receivables Trust
Series 2004-WCW2 Class M1			2013-A
1.085% due 10/25/34 (Ê)	984	984	Series 2013-A Class A2
Series 2005-WCH1 Class M2			0.800% due 10/17/16 (Þ)	575	576
0.675% due 01/25/36 (Ê)	1,155	1,149	Saxon Asset Securities Trust
			Series 2004-1 Class A
Series 2005-WHQ2 Class A1B			0.692% due 03/25/35 (Ê)	57	48
0.425% due 05/25/35 (Ê)	1,073	1,068
Popular ABS Mortgage Pass-Through			SLM Private Education Loan Trust
Trust			Series 2010-A Class 2A
Series 2005-6 Class A3			3.402% due 05/16/44 (Ê)(Þ)	3,105	3,306
4.395% due 01/25/36	130	121	Series 2012-B Class A2
Prestige Auto Receivables Trust			3.480% due 10/15/30 (Þ)	1,470	1,534
Series 2013-1A Class A2			Series 2014-A Class A2B
1.090% due 02/15/18 (Þ)	589	590	1.302% due 01/15/26 (Ê)(Þ)	695	703
Series 2014-1A Class A3			SLM Student Loan Trust
1.520% due 04/15/20 (Þ)	900	897	0.979% due 10/25/28	320	297
RAMP Trust			1.229% due 04/27/43	305	285
Series 2003-RS2 Class AII			Series 2006-2 Class A6
0.835% due 03/25/33 (Ê)	52	47	0.404% due 01/25/41 (Ê)	950	872
Series 2003-RS11 Class AI6A			Series 2006-8 Class A6
5.980% due 12/25/33	177	191	0.394% due 01/25/41 (Ê)	950	861
Series 2004-RZ1 Class AI7			Series 2007-6 Class B
4.030% due 01/25/33	2	2	1.084% due 04/27/43 (Ê)	152	139
RASC Trust			Series 2008-2 Class B
Series 2001-KS3 Class AII			1.434% due 01/25/29 (Ê)	160	145
0.615% due 09/25/31 (Ê)	27	26	Series 2008-3 Class B
Series 2003-KS4 Class AIIB			1.434% due 04/25/29 (Ê)	160	147
0.735% due 06/25/33 (Ê)	97	85	Series 2008-4 Class A4
Series 2005-EMX3 Class M1			1.884% due 07/25/22 (Ê)	2,400	2,526
0.585% due 09/25/35 (Ê)	57	57	Series 2008-4 Class B
Series 2005-KS12 Class A2			2.084% due 04/25/29 (Ê)	160	159
0.405% due 01/25/36 (Ê)	74	74	Series 2008-5 Class B
Renaissance Home Equity Loan Trust			2.084% due 07/25/29 (Ê)	230	233
Series 2005-2 Class AF4			Series 2008-6 Class B
4.934% due 08/25/35	585	568	2.084% due 07/25/29 (Ê)	160	158
Series 2006-1 Class AF6			Series 2008-7 Class B
5.746% due 05/25/36	233	175	2.084% due 07/25/29 (Ê)	160	161
Santander Drive Auto Receivables Trust			Series 2008-8 Class B
1.620% due 02/15/19	957	960	2.484% due 10/25/29 (Ê)	160	169
Series 2011-2 Class B			Series 2008-9 Class B
2.660% due 01/15/16	19	18	2.484% due 10/25/29 (Ê)	230	244
Series 2012-6 Class A3			Series 2013-4 Class A
0.620% due 07/15/16	78	78	0.705% due 06/25/27 (Ê)	678	681
Series 2013-1 Class B			SMART Trust
1.160% due 01/15/19	1,795	1,796	Series 2011-2 Class A4A
Santander Drive Auto Receivables Trust			2.310% due 04/14/17 (Þ)	1,179	1,191
2012-3			Series 2012-1 Class A4A
Series 2012-3 Class A3			2.010% due 12/14/17 (Þ)	2,900	2,932
1.080% due 04/15/16	133	133	Specialty Underwriting & Residential
Santander Drive Auto Receivables Trust			Finance Trust
2012-5			Series 2003-BC1 Class A
Series 2012-5 Class A3			0.835% due 01/25/34 (Ê)	25	22
0.830% due 12/15/16	603	603	Structured Asset Securities Corp.
Santander Drive Auto Receivables Trust			Series 2005-WF4 Class A4
2013-1			0.515% due 11/25/35 (Ê)	419	418
Series 2013-1 Class A3			Tidewater Auto Receivables Trust
0.620% due 06/15/17	1,595	1,596	Series 2014-AA Class A3
			1.400% due 07/15/18 (Þ)	1,475	1,472

See accompanying notes which are an integral part of this quarterly report.

188 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toyota Auto Receivables 2013-A Owner			Series FRN
Trust			0.608% due 02/12/16 (Ê)	647	649
Series 2013-A Class A3			Bank of America Corp.
0.550% due 01/17/17	755	756	4.750% due 08/01/15	920	957
World Onmi Auto Receivables Trust			1.500% due 10/09/15	1,920	1,937
Series 2011-A Class A4			2.000% due 01/11/18	2,660	2,663
1.910% due 04/15/16	2,570	2,580	2.600% due 01/15/19	548	551
		116,769	2.650% due 04/01/19	175	176
Corporate Bonds and Notes - 17.4%			4.100% due 07/24/23	423	434
21st Century Fox America, Inc.
6.150% due 02/15/41	1,025	1,209	4.000% due 04/01/24	895	907
8.250% due 10/17/96	65	86	5.000% due 01/21/44	336	353
Actavis Funding SCS Co.			4.875% due 04/01/44	810	833
1.300% due 06/15/17	350	348	Bank of America NA
			Series BKNT
Actavis, Inc.			5.300% due 03/15/17	400	437
1.875% due 10/01/17	655	657
Alcoa, Inc.			0.531% due 06/15/17 (Ê)	1,340	1,325
6.150% due 08/15/20	600	660	6.100% due 06/15/17	1,900	2,130
Allstate Corp. (The)			Bank of New York Mellon Corp. (The)
5.750% due 08/15/53	980	1,054	Zero coupon due 06/20/17	765	778
Altria Group, Inc.			Series G
10.200% due 02/06/39	539	908	2.200% due 05/15/19	640	639
4.250% due 08/09/42	945	862	Bear Stearns Cos. LLC (The)
American Airlines 2013-2 Class A Pass			5.550% due 01/22/17	690	757
Through Trust			7.250% due 02/01/18	425	501
4.950% due 01/15/23	1,180	1,277	Becton Dickinson and Co.
American Campus Communities			3.250% due 11/12/20	590	610
Operating Partnership, LP			Bellsouth Capital Funding Corp.
4.125% due 07/01/24	680	683	7.875% due 02/15/30	635	849
American Electric Power Co., Inc.			Blackstone Holdings Finance Co. L.L.C.
1.650% due 12/15/17	440	440	5.000% due 06/15/44 (Þ)	410	429
American International Group, Inc.			Boston Properties, LP
5.850% due 01/16/18	1,410	1,597	5.625% due 11/15/20	1,140	1,303
4.125% due 02/15/24	400	417	Boston Scientific Corp.
8.175% due 05/15/58	160	221	6.400% due 06/15/16	745	816
American Tower Trust I			6.000% due 01/15/20	590	683
3.070% due 03/15/23 (Þ)	1,000	981	Burlington Northern and Santa Fe
Amgen, Inc.			Railway Co. 2005-4 Pass Through
1.250% due 05/22/17	710	707	Trust
Anadarko Petroleum Corp.			Series 2005-4
6.450% due 09/15/36	391	491	4.967% due 04/01/23	116	127
4.500% due 07/15/44	400	397	Burlington Northern Santa Fe LLC
Anheuser-Busch InBev Finance, Inc.			6.875% due 12/01/27	90	113
3.700% due 02/01/24	755	773	4.375% due 09/01/42	825	812
4.625% due 02/01/44	1,120	1,178	4.900% due 04/01/44	125	133
Anheuser-Busch InBev Worldwide, Inc.			Capital One Financial Corp.
2.875% due 02/15/16	390	404	2.450% due 04/24/19	1,299	1,300
1.375% due 07/15/17	1,935	1,941	Capital One N.A.
5.375% due 01/15/20	1,085	1,241	2.950% due 07/23/21	701	693
Apollo Management Holdings, LP			CareFusion Corp.
4.000% due 05/30/24 (Þ)	790	792	6.375% due 08/01/19	415	482
Apple, Inc.			Catholic Health Initiatives
0.473% due 05/03/18 (Ê)	1,875	1,876	4.350% due 11/01/42	350	336
2.850% due 05/06/21	705	708	CBS Corp.
4.450% due 05/06/44	350	354	4.300% due 02/15/21	955	1,023
ARC Properties Operating Partnership,			Celgene Corp.
LP/Clark Acquisition LLC			2.250% due 05/15/19	730	725
2.000% due 02/06/17 (Þ)	1,250	1,251	3.950% due 10/15/20	745	780
AT&T, Inc.			CenterPoint Energy Resources Corp.
2.950% due 05/15/16	2,530	2,624	6.125% due 11/01/17	125	143
4.300% due 12/15/42	296	278	Citigroup, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 189

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.350% due 03/10/17	1,245	1,243	El Paso Pipeline Partners Operating Co.
6.000% due 08/15/17	475	534	LLC
6.125% due 11/21/17	1,980	2,248	6.500% due 04/01/20	332	385
2.500% due 09/26/18	2,025	2,048	5.000% due 10/01/21	843	915
2.500% due 07/29/19	1,743	1,738	Energy Transfer Partners, LP
5.375% due 08/09/20	500	570	4.150% due 10/01/20	580	609
3.875% due 10/25/23	1,565	1,590	6.050% due 06/01/41	870	971
			Enterprise Products Operating LLC
4.000% due 08/05/24	640	629	5.250% due 01/31/20	1,190	1,339
5.500% due 09/13/25	795	875	5.100% due 02/15/45	630	673
CNA Financial Corp.			ERAC USA Finance LLC
7.350% due 11/15/19	643	786	2.350% due 10/15/19 (Å)	675	670
Comcast Corp.			2.350% due 10/15/19 (Þ)	861	855
3.600% due 03/01/24	905	926
6.550% due 07/01/39	1,375	1,776	3.850% due 11/15/24	361	362
			ERP Operating Limited Partnership
4.750% due 03/01/44	201	210	2.375% due 07/01/19	782	782
Commonwealth Edison Co.			4.500% due 07/01/44	333	333
5.800% due 03/15/18	865	985
			Exelon Generation Co. LLC
ConAgra Foods, Inc.			5.600% due 06/15/42	655	710
4.950% due 08/15/20	825	910
Consolidated Edison Co. of New York,			Express Scripts Holding Co.
Inc.			3.125% due 05/15/16	830	862
4.450% due 03/15/44	183	188	6.125% due 11/15/41	360	438
Continental Airlines Class A Pass			Farmers Exchange Capital
Through Trust			7.200% due 07/15/48 (Þ)	700	888
Series 071A			Farmers Exchange Capital II
5.983% due 04/19/22	1,391	1,554	6.151% due 11/01/53 (Þ)	700	787
Continental Airlines Pass Through Trust			FedEx Corp.
Series 2009-1			5.100% due 01/15/44	432	471
9.000% due 07/08/16	373	417	Fifth Third Bank
Corporate Office Properties, LP			2.375% due 04/25/19	605	609
3.700% due 06/15/21	1,169	1,161	FirstEnergy Corp.
Credit Suisse			Series C
1.375% due 05/26/17	1,835	1,830	7.375% due 11/15/31	197	232
Crown Castle Towers LLC			FirstEnergy Transmission, LLC
4.174% due 08/15/17 (Þ)	1,550	1,641	4.350% due 01/15/25	289	292
CSX Corp.			Ford Motor Credit Co. LLC
4.500% due 08/01/54	355	351	1.700% due 05/09/16	1,000	1,011
CVS Pass-Through Trust			2.375% due 03/12/19	340	338
4.163% due 08/10/36	91	92	Freeport-McMoRan, Inc.
Daimler Finance NA LLC			3.100% due 03/15/20	1,100	1,106
1.250% due 01/11/16 (Þ)	255	257	3.875% due 03/15/23	755	748
Delta Air Lines Pass Through Trust			General Electric Capital Corp.
Series 2010-1			0.394% due 02/15/17 (Ê)	900	902
6.200% due 07/02/18	266	298	4.375% due 09/16/20	700	764
Devon Energy Corp.			5.875% due 01/14/38	965	1,156
4.000% due 07/15/21	485	512	Series GMTN
DIRECTV Holdings LLC / DIRECTV			0.884% due 07/12/16 (Ê)	1,001	1,010
Financing Co., Inc.
3.125% due 02/15/16	1,210	1,252	3.100% due 01/09/23	685	679
5.000% due 03/01/21	3,693	4,092	6.150% due 08/07/37	670	830
4.450% due 04/01/24	595	623	General Electric Co.
			5.250% due 12/06/17	985	1,105
Dominion Resources, Inc.
4.450% due 03/15/21	465	508	4.500% due 03/11/44	1,270	1,324
Series C			General Mills, Inc.
4.050% due 09/15/42	412	384	0.435% due 01/28/16 (Ê)	700	700
DTE Energy Co.			Series FRN
3.500% due 06/01/24	586	587	0.534% due 01/29/16 (Ê)	1,020	1,022
Duke Energy Progress, Inc.			Genworth Holdings, Inc.
3.000% due 09/15/21	1,770	1,800	7.700% due 06/15/20	630	770
eBay, Inc.			4.800% due 02/15/24	272	283
0.435% due 07/28/17	935	936	Georgia Power Co.
See accompanying notes which are an integral part of this quarterly report.
190 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.300% due 03/15/42	445	447	JPMorgan Chase & Co.
Georgia-Pacific LLC			1.350% due 02/15/17	1,210	1,212
8.875% due 05/15/31	695	1,038	3.875% due 02/01/24	1,428	1,455
Gilead Sciences, Inc.			Series GMTN
2.050% due 04/01/19	480	478	1.100% due 10/15/15	2,665	2,678
4.800% due 04/01/44	1,315	1,400	JPMorgan Chase Bank NA
Glencore Funding LLC			Series BKNT
4.625% due 04/29/24 (Þ)	1,450	1,481	5.875% due 06/13/16	85	92
Goldman Sachs Group, Inc.			6.000% due 10/01/17	1,800	2,032
3.850% due 07/08/24	412	410	Juniper Networks, Inc.
4.800% due 07/08/44	1,785	1,779	3.100% due 03/15/16	815	835
Goldman Sachs Group, Inc. (The)			KCP&L Greater Missouri Operations Co.
6.250% due 09/01/17	1,025	1,161	8.270% due 11/15/21	425	532
2.900% due 07/19/18	1,175	1,203	Kentucky Utilities Co.
2.625% due 01/31/19	1,436	1,442	5.125% due 11/01/40	555	643
5.750% due 01/24/22	640	734	Kinder Morgan Energy Partners, LP
1.830% due 11/29/23	490	507	3.500% due 03/01/16	735	762
4.000% due 03/03/24	888	896	3.500% due 03/01/21	765	768
6.750% due 10/01/37	1,885	2,245	4.150% due 02/01/24	520	520
Series GMTN			5.500% due 03/01/44	465	480
5.375% due 03/15/20	965	1,085	Kroger Co. (The)
Hartford Financial Services Group, Inc.			2.300% due 01/15/19	765	769
(The)			Lehman Brothers Holdings Capital Trust
5.375% due 03/15/17	460	506	VII
HCP, Inc.			5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
3.750% due 02/01/16	555	579	Lehman Brothers Holdings, Inc.
6.300% due 09/15/16	135	150	6.500% due 07/19/17 (Ø)	390	—
2.625% due 02/01/20	1,725	1,712	6.750% due 12/28/17 (Ø)	990	—
Health Care REIT, Inc.			Life Technologies Corp.
6.125% due 04/15/20	1,000	1,157	6.000% due 03/01/20	980	1,134
4.950% due 01/15/21	245	270	Lincoln National Corp.
6.500% due 03/15/41	530	669	4.000% due 09/01/23	1,145	1,187
			Lorillard Tobacco Co.
Hess Corp.			6.875% due 05/01/20	1,934	2,278
3.500% due 07/15/24	410	407
			Lowe's Cos., Inc.
Hewlett-Packard Co.			3.800% due 11/15/21	540	575
3.300% due 12/09/16	1,605	1,681
			Magna International, Inc.
3.750% due 12/01/20	875	909	3.625% due 06/15/24	545	547
4.650% due 12/09/21	976	1,059	Manufacturers & Traders Trust Co.
6.000% due 09/15/41	1,185	1,348	5.585% due 12/28/20	180	187
Historic TW, Inc.			Marathon Petroleum Corp.
8.050% due 01/15/16	565	617	3.500% due 03/01/16	490	509
Home Depot, Inc.			McKesson Corp.
4.400% due 03/15/45	680	689	2.284% due 03/15/19	1,415	1,410
Hospira, Inc.			4.883% due 03/15/44	939	976
5.200% due 08/12/20	365	396	Medco Health Solutions, Inc.
Humana, Inc.			4.125% due 09/15/20	675	721
6.450% due 06/01/16	540	592	Merck & Co., Inc.
Huntington National Bank			0.586% due 05/18/18 (Ê)	1,870	1,876
1.375% due 04/24/17	705	704	MetLife, Inc.
Huntington National Bank (The)			10.750% due 08/01/39	1,180	1,882
Series BKNT			Metropolitan Life Global Funding I
1.300% due 11/20/16	1,240	1,245	3.875% due 04/11/22 (Þ)	900	950
International Paper Co.			Mizuho Bank, Ltd.
4.800% due 06/15/44	364	360	1.300% due 04/16/17 (Þ)	615	614
John Deere Capital Corp.			Monsanto Co.
3.350% due 06/12/24	375	377	4.200% due 07/15/34	685	688
Johnson Controls, Inc.			Morgan Stanley
4.625% due 07/02/44	1,060	1,049	0.684% due 10/18/16 (Ê)	545	546
JP Morgan Chase Capital XXIII			5.550% due 04/27/17	410	453
1.224% due 05/15/47 (Ê)	3,495	2,892

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 191

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.125% due 04/25/18	2,290	2,297	7.750% due 03/01/31	702	986
3.875% due 04/29/24	1,461	1,472	Prudential Financial, Inc.
5.000% due 11/24/25	735	782	3.500% due 05/15/24	614	611
Series GMTN			6.200% due 11/15/40	670	834
5.450% due 01/09/17	600	657	Prudential Holdings LLC
6.625% due 04/01/18	905	1,047	8.695% due 12/18/23 (Þ)	646	817
2.375% due 07/23/19	720	714	PSEG Power LLC
5.500% due 07/24/20	535	607	4.300% due 11/15/23	727	756
5.500% due 07/28/21	286	325	Public Service Co. of Colorado
Mutual of Omaha Insurance Co.			4.300% due 03/15/44	444	452
4.297% due 07/15/54 (Þ)	700	699	Quest Diagnostics, Inc.
National City Bank			3.200% due 04/01/16	70	72
Series BKNT			Qwest Corp.
0.601% due 06/07/17 (Ê)	900	899	6.750% due 12/01/21	500	575
National Rural Utilities Cooperative			Reynolds American, Inc.
Finance Corp.			4.750% due 11/01/42	340	322
1.900% due 11/01/15	435	442	6.150% due 09/15/43	285	325
Nationwide Mutual Insurance Co.			SABMiller Holdings, Inc.
5.810% due 12/15/24 (Þ)	700	707	3.750% due 01/15/22 (Þ)	1,000	1,036
NextEra Energy Capital Holdings, Inc.			Samsung Electronics America, Inc.
2.400% due 09/15/19	527	529	1.750% due 04/10/17 (Þ)	1,565	1,570
2.700% due 09/15/19	316	320	SCANA Corp.
NiSource Finance Corp.			4.125% due 02/01/22	311	322
6.400% due 03/15/18	250	287	Sempra Energy
Noble Energy, Inc.			9.800% due 02/15/19	1,651	2,167
5.250% due 11/15/43	481	522	3.550% due 06/15/24	550	553
Northern States Power Co.			SL Green Realty Corp. / SL Green
3.400% due 08/15/42	440	390	Operating Partnership / Reckson
NYU Hospitals Center			Operating Part
5.750% due 07/01/43	180	208	7.750% due 03/15/20	550	657
Oncor Electric Delivery Co. LLC			Southern California Gas Co.
6.800% due 09/01/18	1,350	1,595	4.450% due 03/15/44	488	517
ONEOK Partners, LP			Southern Co. (The)
3.200% due 09/15/18	725	751	2.450% due 09/01/18	1,055	1,076
Oracle Corp.			Southern Power Co.
2.250% due 10/08/19	1,175	1,170	5.250% due 07/15/43	290	320
4.300% due 07/08/34	1,323	1,340	St. Jude Medical, Inc.
4.500% due 07/08/44	650	654	3.250% due 04/15/23	1,105	1,093
PACCAR Financial Corp.			The Mosaic Co.
0.495% due 02/08/16 (Ê)	260	261	5.450% due 11/15/33	237	265
0.830% due 12/06/18 (Ê)	920	928	Thermo Fisher Scientific, Inc.
Pacific Gas & Electric Co.			2.400% due 02/01/19	620	622
4.750% due 02/15/44	1,241	1,327	Time Warner Cable, Inc.
Pacific LifeCorp			5.000% due 02/01/20	570	635
5.125% due 01/30/43 (Þ)	279	291	6.550% due 05/01/37	605	749
PacifiCorp			7.300% due 07/01/38	785	1,047
2.950% due 02/01/22	945	953	Time Warner, Inc.
Panhandle Eastern Pipe Line Co., LP			3.150% due 07/15/15	1,820	1,865
8.125% due 06/01/19	1,725	2,110	2.100% due 06/01/19	1,360	1,344
Pfizer, Inc.			4.875% due 03/15/20	1,570	1,739
6.200% due 03/15/19	580	681	4.650% due 06/01/44	296	288
Plains All American Pipeline, LP and			Toyota Motor Credit Corp.
PAA Finance Corp.			0.516% due 05/17/16 (Ê)	1,820	1,826
4.700% due 06/15/44	685	690	2.125% due 07/18/19	870	867
Precision Castparts Corp.			Travelers Cos., Inc. (The)
2.500% due 01/15/23	685	656	4.600% due 08/01/43	735	767
Principal Financial Group, Inc.			TXJ Cos., Inc.
3.300% due 09/15/22	713	708	2.750% due 06/15/21	1,190	1,182
Procter & Gamble Co. (The)			U.S. Bancorp
0.303% due 11/04/16 (Ê)	1,500	1,500	2.200% due 04/25/19	1,185	1,187
Progress Energy, Inc.
See accompanying notes which are an integral part of this quarterly report.
192 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UDR, Inc.			Series 2014-1A Class A
4.625% due 01/10/22	827	894	1.902% due 05/15/24 (Ê)(Þ)	1,275	1,275
United Airlines			Baidu, Inc.
4.000% due 10/11/27	590	598	3.250% due 08/06/18	690	710
UnitedHealth Group, Inc.			Bank of Nova Scotia/Houston
6.000% due 06/15/17	4	5	0.414% due 05/09/16 (Ê)(~)	1,170	1,170
1.400% due 10/15/17	590	589	Barclays Bank PLC
US Bancorp			Series BKNT
2.950% due 07/15/22	570	558	3.750% due 05/15/24	820	821
Ventas Realty, LP			Barrick Gold Corp.
1.550% due 09/26/16	775	782	4.100% due 05/01/23	500	494
2.700% due 04/01/20	1,050	1,037	BBVA US Senior SAU
Verizon Communications, Inc.			4.664% due 10/09/15	1,425	1,487
4.900% due 09/15/15	1,493	1,564	BHP Billiton Finance USA, Ltd.
5.150% due 09/15/23	6,907	7,644	3.850% due 09/30/23	720	752
7.750% due 06/15/32	210	295	BNP Paribas SA
6.400% due 09/15/33	1,565	1,941	1.375% due 03/17/17	1,350	1,348
5.050% due 03/15/34	675	716	Series BKNT
4.750% due 11/01/41	880	878	5.000% due 01/15/21	662	737
			BP Capital Markets PLC
6.550% due 09/15/43	480	603	2.248% due 11/01/16	895	920
Viacom, Inc.			3.245% due 05/06/22	885	889
2.500% due 12/15/16	740	761
5.850% due 09/01/43	192	216	3.994% due 09/26/23	630	659
Volkswagen Group of America Finance			Brazilian Government International Bond
LLC			5.000% due 01/27/45	700	674
2.125% due 05/23/19	1,260	1,251	British Telecommunications PLC
Wal-Mart Stores, Inc.			2.350% due 02/14/19	670	673
3.300% due 04/22/24	245	246	Caisse Centrale Desjardins
6.500% due 08/15/37	860	1,134	0.514% due 10/29/15 (Ê)(Þ)	1,930	1,933
5.000% due 10/25/40	1,493	1,656	CDP Financial, Inc.
WellPoint, Inc.			5.600% due 11/25/39 (Þ)	445	555
1.875% due 01/15/18	700	703	Cenovus Energy, Inc.
5.100% due 01/15/44	465	501	5.700% due 10/15/19	1,236	1,421
			Cent CLO 19, Ltd.
Wells Fargo & Co.			Series 2013-19A Class A1A
0.435% due 10/28/15 (Ê)	990	991	1.557% due 10/29/25 (Å)(Ê)	923	919
2.125% due 04/22/19	2,235	2,222	Coca-Cola FEMSA SAB de CV
4.100% due 06/03/26	915	922	5.250% due 11/26/43	338	380
Westpac Banking Corp.			Cooperatieve Centrale Raiffeisen-
1.200% due 05/19/17	1,085	1,082	Boerenleenbank BA
Williams Cos., Inc. (The)			4.625% due 12/01/23	1,250	1,308
8.750% due 03/15/32	212	271	Corp. Andina de Fomento
Williams Partners LP			4.375% due 06/15/22	769	820
3.900% due 01/15/25	685	685	Credit Suisse
Williams Partners, LP			6.000% due 02/15/18	250	282
5.250% due 03/15/20	1,250	1,397	Deutsche Bank AG
WR Berkley Corp.			Series 3FXD
4.750% due 08/01/44	258	254	1.400% due 02/13/17	1,055	1,054
Yum! Brands, Inc.			Ecopetrol SA
4.250% due 09/15/15	435	453	5.875% due 05/28/45	285	298
ZFS Finance USA Trust II			Electricite de France SA
6.450% due 12/15/65 (Þ)	3,585	3,863	4.875% due 01/22/44 (Þ)	215	230
ZFS Finance USA Trust V			European Investment Bank
6.500% due 05/09/37 (Þ)	2,705	2,901	0.875% due 04/18/17	835	831
		278,842	Fomento Economico Mexicano SAB de
International Debt - 5.5%			CV
America Movil SAB de CV			4.375% due 05/10/43	515	480
4.375% due 07/16/42	905	851	Glitnir HF
Arbor Realty Collateralized Loan			6.693% due 06/15/16 (Ø)(Þ)	700	—
Obligation, Ltd.			Government of the Cayman Islands
			5.950% due 11/24/19 (Þ)	340	387

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 193

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Grupo Bimbo, SAB. de CV				Series 2006-1A Class A
4.875% due 06/27/44		565	550	0.495% due 07/27/18 (Ê)(Þ)	448	444
HBOS PLC				Republic of Colombia
Series GMTN				5.625% due 02/26/44	275	307
6.750% due 05/21/18 (Þ)		2,425	2,771	Rio Tinto Finance USA PLC
HSBC Bank PLC				1.375% due 06/17/16	620	626
3.100% due 05/24/16 (Þ)		1,500	1,561	3.500% due 03/22/22	900	923
HSBC Holdings PLC				Royal Bank of Canada
4.250% due 03/14/24		1,090	1,111	1.920% due 07/30/15	735	746
5.250% due 03/14/44		322	342	0.800% due 10/30/15	560	562
ING Investment Management CLO				Royal Bank of Scotland Group PLC
1.366% due 04/15/24 (Þ)		850	840	1.875% due 03/31/17	3,020	3,035
Intesa Sanpaolo SpA				5.125% due 05/28/24	1,135	1,135
2.375% due 01/13/17		855	864	Samarco Mineracao SA
5.017% due 06/26/24 (Þ)		1,144	1,132	5.750% due 10/24/23	400	421
JPMorgan Chase & Co.				Saudi Electricity Global Sukuk Co. 2
Series MPLE				5.060% due 04/08/43 (Þ)	1,190	1,179
2.920% due 09/19/17 (Þ)	CAD	1,940	1,824	Seagate HDD Cayman
Kaupthing Bank Hf				4.750% due 06/01/23 (Þ)	870	878
7.125% due 05/19/16 (Ø)(Þ)		1,480	2	4.750% due 01/01/25	1,020	1,005
Korea Electric Power Corp.				Shell International Finance BV
5.125% due 04/23/34 (Þ)		155	166	0.434% due 11/15/16 (Ê)	725	727
Korea Gas Corp.				South Africa Government International
3.500% due 07/02/26		225	226	Bond
Korea Land & Housing Corp.				5.375% due 07/24/44	294	297
1.875% due 08/02/17		1,067	1,070	Suncor Energy, Inc.
Mexico Government International Bond				5.950% due 12/01/34	435	518
3.500% due 01/21/21		787	807	Sydney Airport Finance Co. Pty, Ltd.
4.000% due 10/02/23		1,440	1,499	3.900% due 03/22/23 (Þ)	946	960
4.750% due 03/08/44		358	359	Talisman Energy, Inc.
5.550% due 01/21/45		535	605	7.750% due 06/01/19	730	898
Motor PLC				3.750% due 02/01/21	314	325
Series 2012-12A Class A1C				5.850% due 02/01/37	69	77
1.286% due 02/25/20 (Þ)		683	683	Teck Resources, Ltd.
National Australia Bank, Ltd.				6.250% due 07/15/41	172	185
2.750% due 03/09/17		1,275	1,325	Telecom Italia Capital SA
Nexen Energy ULC				7.175% due 06/18/19	224	253
7.500% due 07/30/39		845	1,168	Telecom Italia SpA
Nokia OYJ				5.303% due 05/30/24	311	302
5.375% due 05/15/19		435	461	Tencent Holdings, Ltd.
Nomura Holdings, Inc.				3.375% due 05/02/19 (Þ)	560	569
2.000% due 09/13/16		825	837	Teva Pharmaceutical Finance Co. BV
OHA Credit Partners IX, Ltd.				2.950% due 12/18/22	920	882
Series 2013-9A Class A1				Thomson Reuters Corp.
1.634% due 10/20/25 (Ê)(Þ)		862	862	5.650% due 11/23/43	1,225	1,356
Ooredoo International Finance, Ltd.				Toronto-Dominion Bank
3.875% due 01/31/28		340	320	0.404% due 07/13/16 (Ê)	1,750	1,749
Orange SA				2.125% due 07/02/19	1,022	1,014
5.500% due 02/06/44		800	879	Total Capital Canada, Ltd.
Pernod Ricard SA				2.750% due 07/15/23	455	442
2.950% due 01/15/17 (Þ)		2,151	2,225	Total Capital International SA
Petrobras Global Finance BV				Zero coupon due 08/12/16	1,885	1,896
1.849% due 05/20/16 (Ê)		500	501	Total Capital SA
4.875% due 03/17/20		1,200	1,223	2.125% due 08/10/18	1,270	1,285
4.375% due 05/20/23		975	927	Trade MAPS 1, Ltd.
Petroleos Mexicanos				Series 2013-1A Class A
4.875% due 01/24/22		540	578	0.853% due 12/10/18 (Ê)(Þ)	1,645	1,650
6.375% due 01/23/45 (Þ)		271	312	TransCanada PipeLines, Ltd.
Rabobank Nederland				5.000% due 10/16/43	1,065	1,158
11.000% due 06/29/49 (ƒ)(Þ)		1,333	1,787	Transocean, Inc.
Red River CLO, Ltd.				6.375% due 12/15/21	1,355	1,545
See accompanying notes which are an integral part of this quarterly report.
194 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.350% due 12/15/41	865	1,081	BCAP LLC 2011-RR11 Trust
Tyco Electronics Group SA			Series 2011-R11 Class 15A1
6.550% due 10/01/17	705	810	2.599% due 10/26/33 (Ê)(Þ)	1,810	1,847
Vale Overseas, Ltd.			Series 2011-R11 Class 20A5
4.625% due 09/15/20	785	838	2.605% due 03/26/35 (Ê)(Þ)	465	473
Validus Holdings, Ltd.			Bear Stearns Adjustable Rate Mortgage
8.875% due 01/26/40	555	785	Trust
Willis Group Holdings PLC			Series 2004-8 Class 2A1
4.125% due 03/15/16	840	878	2.686% due 11/25/34 (Ê)	270	260
			Series 2004-9 Class 22A1
		87,916	3.130% due 11/25/34 (Ê)	65	66
Mortgage-Backed Securities - 31.3%			Series 2004-10 Class 22A1
Alexandria Real Estate Equities, Inc.			2.564% due 01/25/35 (Ê)	55	54
2.750% due 01/15/20	1,543	1,540
American Home Mortgage Investment			Series 2005-2 Class A1
Trust			2.580% due 03/25/35 (Ê)	888	901
Series 2004-4 Class 4A			Series 2005-12 Class 13A1
2.327% due 02/25/45 (Ê)	92	93	5.390% due 02/25/36 (Ê)	52	49
Aventura Mall Trust			Bear Stearns Alt-A Trust
Series 2013-AVM Class A			Series 2004-13 Class A1
3.743% due 12/05/32 (Þ)	1,347	1,419	0.895% due 11/25/34 (Ê)	1,144	1,143
Banc of America Commercial Mortgage			Bear Stearns Commercial Mortgage
Trust			Securities Trust
Series 2006-4 Class A1A			Series 2005-PWR7 Class A3
5.617% due 07/10/46	1,244	1,345	5.116% due 02/11/41	890	900
Banc of America Funding Corp.			Series 2005-T20 Class A4A
Series 2005-5 Class 1A11			5.137% due 10/12/42	1,200	1,248
5.500% due 09/25/35	238	246	Series 2006-T22 Class A4
Series 2005-D Class A1			5.572% due 04/12/38	1,076	1,138
2.627% due 05/25/35 (Ê)	114	117	Series 2007-PW15 Class A4
Series 2006-G Class 2A3			5.331% due 02/11/44	1,197	1,285
0.326% due 07/20/36 (Ê)	289	289	Bear Stearns Structured Products, Inc.
Banc of America Merrill Lynch			Series 2007-R6 Class 1A1
Commercial Mortgage, Inc.			1.872% due 01/26/36 (Ê)	296	235
Series 2005-2 Class A5			Series 2007-R6 Class 2A1
4.857% due 07/10/43	275	280	2.522% due 12/26/46 (Ê)	148	102
Series 2006-3 Class A4			CD Mortgage Trust
5.889% due 07/10/44	1,302	1,395	Series 2006-CD2 Class A1B
Series 2006-6 Class A4			5.301% due 01/15/46	1,713	1,804
5.356% due 10/10/45	1,925	2,044	Citigroup Commercial Mortgage Trust
Series 2007-1 Class A4			4.023% due 03/10/47	825	870
5.451% due 01/15/49	1,000	1,073	Citigroup Mortgage Loan Trust, Inc.
Series 2007-2 Class AAB			Series 2005-3 Class 2A2B
5.562% due 04/10/49	515	529	2.598% due 08/25/35 (Ê)	234	132
Series 2008-1 Class A4			Series 2005-11 Class A2A
6.234% due 02/10/51	690	777	2.500% due 10/25/35 (Ê)	135	134
Banc of America Mortgage Securities,			Series 2007-AR8 Class 2A1A
Inc.			2.686% due 07/25/37 (Ê)	203	181
Series 2004-1 Class 5A1			COMM 2013-CCRE11 Mortgage Trust
6.500% due 09/25/33	9	10	Series 2013-CR11 Class A4
Series 2004-2 Class 5A1			4.258% due 10/10/46	383	412
6.500% due 10/25/31	11	11	Commercial Mortgage Pass Through
Series 2004-11 Class 2A1			Certificates
5.750% due 01/25/35	149	151	Series 2007-C9 Class A4
Series 2005-H Class 2A5			5.796% due 12/10/49	1,227	1,364
2.808% due 09/25/35 (Ê)	408	389	Series 2013-CR8 Class XA
Series 2006-2 Class A15			Interest Only STRIP
6.000% due 07/25/46	7	6	0.754% due 06/10/46	31,638	1,240
Series 2006-B Class 1A1			Series 2013-CR12 Class A4
2.622% due 10/20/46 (Ê)	65	42	4.046% due 10/10/46	965	1,021
Bayview Commercial Asset Trust			Series 2013-WWP Class A2
Series 2005-3A Class A1			3.424% due 03/10/31 (Þ)	193	195
0.475% due 11/25/35 (Ê)(Þ)	575	526	Commercial Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 195

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.983% due 10/10/46	423	447	Series 2013-ESH7 Class A27
3.147% due 02/10/47	264	274	2.958% due 12/05/31 (Þ)	1,100	1,107
4.006% due 04/10/47	169	178	Fannie Mae
Series 2001-J2A Class E			5.500% due 2016	51	54
6.922% due 07/16/34 (Þ)	670	749	6.500% due 2016	10	10
Series 2013-CR6 Class A4			5.000% due 2017	55	58
3.101% due 03/10/46	925	919	5.500% due 2017	47	50
Countrywide Alternative Loan Trust			6.500% due 2017	32	34
5.750% due 10/25/33	22	23	7.500% due 2017	—	—
Countrywide Home Loan Mortgage Pass			8.500% due 2017	—	—
Through Trust			5.000% due 2018	210	222
Series 2004-22 Class A3
2.502% due 11/25/34 (Ê)	179	168	5.500% due 2018	285	303
Series 2004-HYB9 Class 1A1			6.500% due 2018	42	47
2.471% due 02/20/35 (Ê)	370	367	5.000% due 2019	276	294
Series 2005-3 Class 1A2			6.500% due 2019	23	26
0.445% due 04/25/35 (Ê)	661	612	3.375% due 2020	1,398	1,473
Series 2005-HYB9 Class 3A2A			3.976% due 2020	1,168	1,270
2.417% due 02/20/36 (Ê)	1	1	4.400% due 2020	1,160	1,283
Credit Suisse Commercial Mortgage			5.000% due 2020	138	147
Trust			5.500% due 2020	1,016	1,078
Series 2006-C4 Class A3			6.500% due 2020	12	14
5.467% due 09/15/39	585	627	3.880% due 2021	1,315	1,413
Series 2007-C2 Class A3			4.000% due 2021	56	59
5.542% due 01/15/49	310	337
Series 2007-C5 Class A3			4.300% due 2021	1,059	1,169
5.694% due 09/15/40	440	440	4.640% due 2021	1,324	1,482
Series 2007-C5 Class A4			5.500% due 2021	131	140
5.695% due 09/15/40	1,200	1,317	4.500% due 2022	126	133
Series 2008-C1 Class A2FL			5.000% due 2022	119	128
2.552% due 02/15/41 (Ê)(Þ)	1,460	1,487	5.500% due 2022	115	125
Series 2008-C1 Class A3			3.800% due 2023	420	432
5.974% due 02/15/41	1,570	1,751	4.500% due 2023	163	174
Credit Suisse First Boston Mortgage			5.000% due 2023	273	296
Securities Corp.			4.000% due 2024	282	301
Series 2001-CP4 Class D			4.500% due 2024	197	210
6.610% due 12/15/35	316	316	5.000% due 2024	25	27
Series 2003-C5 Class D
5.116% due 12/15/36	145	145	8.000% due 2024	25	29
Series 2004-C5 Class B			8.500% due 2024	6	6
4.929% due 11/15/37	1,080	1,093	9.000% due 2024	2	2
Series 2005-9 Class 2A1			3.500% due 2025	208	219
5.500% due 10/25/35	529	517	4.000% due 2025	645	687
CW Capital Cobalt, Ltd.			4.500% due 2025	389	415
Series 2007-C3 Class A4			7.000% due 2025	5	6
5.776% due 05/15/46	1,542	1,697	8.500% due 2025	12	13
DBRR Trust			3.000% due 2026	270	279
Series 2011-LC2 Class A4A			3.240% due 2026	350	353
4.537% due 07/12/44 (Þ)	690	759	3.500% due 2026	1,426	1,505
Series 2012-EZ1 Class B			4.000% due 2026	877	938
1.393% due 09/25/45 (Þ)	270	270	5.000% due 2026	384	424
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust Series 2005-AR1			7.000% due 2026	11	11
Series 2005-AR1 Class 2A3			9.000% due 2026	2	3
1.821% due 08/25/35 (Ê)	849	681	2.500% due 2027	44	45
Downey Savings & Loan Association			3.000% due 2027	1,146	1,184
Mortgage Loan Trust			5.500% due 2027	211	236
Series 2004-AR3 Class 1A1B			7.000% due 2027	2	2
2.462% due 07/19/44 (Ê)	65	65	9.000% due 2027	1	1
Extended Stay America Trust			2.500% due 2028	3,766	3,803
Series 2013-ESFL Class A1FL
0.956% due 12/05/31 (Ê)(Þ)	598	598	3.380% due 2028	419	428

See accompanying notes which are an integral part of this quarterly report.

196 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2028	168	177	3.500%	6,025	6,350
5.000% due 2028	192	211	4.500%	700	740
3.000% due 2029	184	189	30 Year TBA(Ï)
8.000% due 2030	35	41	3.000%	20,725	20,310
8.000% due 2031	38	44	3.500%	35,090	35,752
3.500% due 2032	2,049	2,129	4.000%	29,400	30,910
6.000% due 2032	67	76	4.500%	18,830	20,274
6.150% due 2032(Ê)	333	349	5.000%	12,365	13,636
8.000% due 2032	2	3	5.500%	4,100	4,545
3.000% due 2033	3,080	3,118	6.000%	1,905	2,141
3.500% due 2033	776	804	Series 2003-343 Class 6
4.500% due 2033	1,172	1,276	Interest Only STRIP
5.000% due 2033	415	458	5.000% due 10/25/33	189	32
5.500% due 2033	544	610	Series 2003-345 Class 18
			Interest Only STRIP
6.000% due 2033	40	45	4.500% due 12/25/18	256	16
6.150% due 2033(Ê)	253	265	Series 2003-345 Class 19
3.500% due 2034	2,235	2,313	Interest Only STRIP
4.500% due 2034	34	36	4.500% due 01/25/19	280	18
5.000% due 2034	90	100	Series 2005-365 Class 12
5.500% due 2034	1,115	1,248	Interest Only STRIP
6.000% due 2034	702	794	5.500% due 12/25/35	428	77
5.000% due 2035	1,624	1,795	Series 2006-369 Class 8
5.500% due 2035	177	196	Interest Only STRIP
6.000% due 2035	985	1,114	5.500% due 04/25/36	87	16
5.000% due 2036	212	235	Fannie Mae ACES
5.500% due 2036	1,651	1,841	Series 2006-M2 Class A2F
			5.259% due 05/25/20	456	507
6.000% due 2036	293	330	Series 2012-M12 Class 1A
6.500% due 2036	16	18	2.840% due 08/25/22	1,318	1,334
5.000% due 2037	173	191	Fannie Mae Grantor Trust
5.500% due 2037	789	879	Series 2002-T5 Class A1
6.000% due 2037	965	1,086	0.395% due 05/25/32 (Ê)	311	307
6.500% due 2037	66	75	Series 2002-T19 Class A1
5.000% due 2038	8	9	6.500% due 07/25/42	72	82
5.500% due 2038	743	829	Fannie Mae REMIC Trust
6.000% due 2038	146	164	Series 2004-W12 Class 1A3
4.500% due 2039	675	728	7.000% due 07/25/44	1,084	1,249
5.000% due 2039	4	5	Fannie Mae REMICS
5.500% due 2039	135	150	Series 1992-158 Class ZZ
4.000% due 2040	436	459	7.750% due 08/25/22	—	—
			Series 1999-56 Class Z
4.500% due 2040	1,796	1,937	7.000% due 12/18/29	99	112
5.000% due 2040	999	1,104	Series 2003-32 Class FH
3.500% due 2041	2,246	2,295	0.555% due 11/25/22 (Ê)	1	1
4.000% due 2041	3,428	3,612	Series 2003-35 Class FY
4.500% due 2041	1,704	1,843	0.555% due 05/25/18 (Ê)	139	140
5.000% due 2041	1,203	1,330	Series 2005-117 Class LC
5.500% due 2041	588	652	5.500% due 11/25/35	725	790
3.000% due 2042	5,769	5,674	Series 2009-70 Class PS
3.500% due 2042	1,427	1,455	Interest Only STRIP
4.000% due 2042	996	1,049	6.595% due 01/25/37 (Ê)	3,778	661
4.500% due 2042	158	172	Series 2009-96 Class DB
3.000% due 2043	10,488	10,311	4.000% due 11/25/29	1,044	1,118
3.500% due 2043	7,461	7,628	Fannie Mae Whole Loan
4.000% due 2043	2,439	2,572	Series 2003-W2 Class 1A1
			6.500% due 07/25/42	97	110
4.500% due 2043	241	261	Series 2004-W2 Class 2A2
15 Year TBA(Ï)			7.000% due 02/25/44	457	526
2.500%	13,415	13,496	Series 2004-W12 Class 1A1
3.000%	7,720	7,959	6.000% due 07/25/44	480	536

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 197

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FDIC Guaranteed Notes Trust			6.500% due 2028	57	65
Series 2010-S1 Class 1A			6.500% due 2029	63	72
0.702% due 02/25/48 (Ê)(Þ)	213	213	6.500% due 2031	85	97
FDIC Trust			5.500% due 2032	208	233
Series 2010-R1 Class A			6.000% due 2032	18	20
2.184% due 05/25/50 (Þ)	824	829	6.500% due 2032	136	154
Federal Home Loan Bank
3.000% due 2043	530	521	7.000% due 2032	116	132
4.500% due 07/01/41	110	118	7.500% due 2032	17	20
3.500% due 06/01/42	120	122	5.500% due 2033	293	325
4.000% due 07/01/42	224	236	4.500% due 2034	72	78
4.500% due 02/01/44	2,050	2,217	5.000% due 2034	609	671
Federal Home Loan Mortgage Corp.			5.500% due 2034	92	103
Multifamily Structured Pass Through			6.500% due 2034	36	42
Certificates			5.000% due 2035	298	328
Series 2012-K501 Class X1A			5.500% due 2035	116	129
Interest Only STRIP			5.500% due 2036	262	291
1.739% due 08/25/16	18,894	450	6.000% due 2036	48	54
Series 2012-K706 Class X1			5.000% due 2037	9	10
Interest Only STRIP			5.500% due 2037	126	140
1.588% due 10/25/18	8,872	519	6.000% due 2037	241	270
Series 2014-K038 Class A2
3.389% due 03/25/24	362	374	5.000% due 2038	279	306
Federal Home Loan Mortgage Corp.			5.500% due 2038	1,251	1,389
Multifamily Structured Pass-Through			6.000% due 2038	795	896
Certificates			4.500% due 2039	326	350
Series 2011-K702 Class X1			5.500% due 2039	29	32
Interest Only STRIP			6.000% due 2039	148	166
1.532% due 02/25/18	5,114	244	4.000% due 2040	1,979	2,088
Series 2014-K715 Class A2			4.500% due 2040	661	711
2.856% due 01/25/21	970	993	5.000% due 2040	134	148
Federal Home Loan Mortgage Corp.
Multifamily Strutured Products			5.500% due 2040	99	109
2.364% due 02/25/23	1,520	1,514	6.000% due 2040	67	76
Federal Home Loan Mortgage Corp.			4.000% due 2041	6,335	6,683
Structured Pass Through Securities			4.500% due 2041	1,574	1,695
Series 2002-51 Class 1A			5.000% due 2041	1,022	1,127
6.500% due 09/25/43	1,248	1,420	3.000% due 2042	2,164	2,122
FHA Project Citi 68 NP			3.500% due 2042	1,094	1,114
7.430% due 06/27/21	26	26	4.000% due 2042	624	656
Freddie Mac			3.000% due 2043	3,053	2,994
9.000% due 2016	10	10	3.500% due 2043	3,577	3,648
6.000% due 2017	60	63	4.000% due 2043	2,551	2,678
8.000% due 2017	1	1	4.000% due 2044	492	517
4.500% due 2018	114	121	4.500% due 2044	169	182
5.000% due 2018	28	29	30 Year TBA(Ï)
4.500% due 2019	41	44	3.000%	4,400	4,309
5.000% due 2019	89	95	3.500%	6,175	6,281
6.000% due 2022	6	6	4.000%	6,690	7,022
5.500% due 2024	129	140	4.500%	1,890	2,032
9.000% due 2024	4	4	5.500%	1,450	1,603
6.500% due 2025	4	4	Freddie Mac Multifamily Structured
8.000% due 2025	5	6	Pass-Through Ceriticates
9.000% due 2025	4	4	3.527% due 10/25/23	1,089	1,138
3.000% due 2026	165	170	Freddie Mac REMICS
9.000% due 2026	1	1	Series 2002-2533 Class Z
4.000% due 2027	80	86	5.500% due 12/15/32	2,106	2,325
5.000% due 2027	2	3	Series 2006-3123 Class HT
6.500% due 2027	—	—	5.000% due 03/15/26	744	796
5.000% due 2028	193	213	Series 2006-R006 Class ZA
6.000% due 2028	184	206	6.000% due 04/15/36	1,817	1,968

See accompanying notes which are an integral part of this quarterly report.

198 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-3653 Class B			4.845% due 2062	391	426
4.500% due 04/15/30	1,545	1,653	4.652% due 2063	303	335
Series 2012-3989 Class BW			4.661% due 2063	137	152
3.500% due 01/15/27	3,180	3,228	4.732% due 2063	264	288
Series 2012-4019 Class JD			30 Year TBA(Ï)
3.000% due 05/15/41	650	647	3.000%	2,190	2,196
FREMF Mortgage Trust			3.500%	9,295	9,589
Series 2013-K24 Class B			4.000%	10,195	10,800
3.502% due 11/25/45 (Þ)	1,565	1,542	4.500%	1,690	1,836
GE Business Loan Trust			Government National Mortgage
Series 2003-2A Class A			Association
0.522% due 11/15/31 (Ê)(Þ)	1,075	1,021	Series 2004-93 Class PC
GE Capital Commercial Mortgage Corp.			5.000% due 04/16/34	2,022	2,143
Series 2005-C1 Class A5			Series 2007-26 Class SD
4.772% due 06/10/48	1,500	1,519	Interest Only STRIP
Series 2005-C3 Class A7B			6.648% due 05/16/37 (Ê)	3,067	531
5.035% due 07/10/45	750	778	Series 2010-74 Class IO
Ginnie Mae I			Interest Only STRIP
8.000% due 2017	2	2	0.461% due 03/16/50	6,800	173
10.500% due 2020	1	1	Series 2010-124 Class C
8.000% due 2022	5	6	3.392% due 03/16/45	525	542
8.500% due 2022	6	7	Series 2010-H04 Class BI
8.500% due 2024	4	4	Interest Only STRIP
8.000% due 2025	12	12	1.386% due 04/20/60	4,446	247
9.000% due 2025	7	7	Series 2010-H12 Class PT
8.000% due 2026	29	33	5.470% due 11/20/59	3,320	3,549
7.000% due 2029	1	1	Series 2010-H22 Class JI
8.000% due 2029	4	5	Interest Only STRIP
8.500% due 2029	17	17	2.499% due 11/20/60	7,407	721
			Series 2011-38 Class C
8.000% due 2030	16	16	4.469% due 09/16/51	550	581
7.000% due 2031	113	131	Series 2011-H02 Class BI
7.000% due 2032	31	33	Interest Only STRIP
7.000% due 2033	12	13	0.409% due 02/20/61	19,279	314
3.000% due 2042	541	542	Series 2012-115
3.000% due 2043	695	697	Interest Only STRIP
3.500% due 2043	252	260	0.432% due 04/16/54	6,461	298
Ginnie Mae II			Series 2012-115 Class A
7.500% due 2032	3	3	2.131% due 04/16/45	434	418
4.500% due 2039	1,446	1,576	Series 2012-147 Class AE
5.500% due 2039	206	228	1.750% due 07/16/47	1,020	973
3.500% due 2040(Ê)	5,424	5,718	Series 2012-H11 Class CI
4.000% due 2040(Ê)	1,049	1,120	Interest Only STRIP
4.500% due 2040	1,944	2,120	2.903% due 04/20/62	5,032	478
4.000% due 2041	436	463	Series 2012-H23 Class FI
			Interest Only STRIP
4.500% due 2041	2,391	2,604	0.791% due 10/20/62	6,397	185
5.500% due 2041	27	30	Series 2013-40
3.000% due 2042	263	264	Interest Only STRIP
3.500% due 2042	820	848	1.077% due 06/16/54	5,316	364
4.000% due 2042	1,671	1,774	Series 2013-H03 Class HI
4.500% due 2042	679	739	Interest Only STRIP
3.000% due 2043	732	736	2.584% due 12/20/62	4,638	522
3.500% due 2043	2,157	2,229	Series 2013-H06 Class HI
4.000% due 2044	372	395	Interest Only STRIP
4.500% due 2044	682	742	2.932% due 01/20/63	10,211	1,097
5.390% due 2059	632	676	Series 2013-H07 Class JL
			Interest Only STRIP
4.700% due 2061	1,277	1,380	2.630% due 03/20/63	10,829	1,269
4.810% due 2061	2,776	3,011	Greenpoint Mortgage Pass-Through
5.245% due 2061	826	914	Certificates
4.564% due 2062	2,645	2,895

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 199

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-1 Class A1			JPMorgan Mortgage Trust
2.795% due 10/25/33 (Ê)	—	—	Series 2004-A2 Class 3A1
GS Mortgage Securities Corp. II			2.481% due 05/25/34 (Ê)	565	565
Series 2012-ALOH Class A			LB-UBS Commercial Mortgage Trust
3.551% due 04/10/34 (Þ)	209	215	Series 2004-C7 Class A1A
Series 2012-BWTR Class A			4.475% due 10/15/29	278	278
2.954% due 11/05/34 (Þ)	460	451	Series 2005-C2 Class AJ
GS Mortgage Securities Trust			5.205% due 04/15/30	445	456
2014-GC18			Series 2007-C6 Class A4
Series 2014-GC18 Class A4			5.858% due 07/15/40	1,103	1,176
4.074% due 01/10/47	625	660	MASTR Alternative Loan Trust
GSMPS Mortgage Loan Trust			Series 2003-4 Class B1
Series 2004-4 Class 1AF			5.914% due 06/25/33	170	169
0.555% due 06/25/34 (Ê)(Þ)	446	387	Series 2004-10 Class 5A6
GSR Mortgage Loan Trust			5.750% due 09/25/34	251	260
Series 2005-AR7 Class 6A1			Merrill Lynch Mortgage Investors Trust
5.072% due 11/25/35 (Ê)	813	807	Series 2005-A10 Class A
HarborView Mortgage Loan Trust			0.365% due 02/25/36 (Ê)	159	146
Series 2004-4 Class 3A			Merrill Lynch Mortgage Trust
1.277% due 06/19/34 (Ê)	59	57	Series 2005-CIP1 Class AM
Series 2005-4 Class 3A1			5.107% due 07/12/38	1,575	1,633
2.594% due 07/19/35 (Ê)	198	185	ML-CFC Commercial Mortgage Trust
Homestar Mortgage Acceptance Corp.			Series 2007-5 Class A4
Series 2004-5 Class A1			5.378% due 08/12/48	489	525
0.605% due 10/25/34 (Ê)	2,055	2,072	Series 2007-7 Class A4
Impac CMB Trust			5.743% due 06/12/50	640	701
Series 2004-5 Class 1A1			Series 2007-8 Class ASB
0.875% due 10/25/34 (Ê)	241	235	5.816% due 08/12/49	478	478
IndyMac INDX Mortgage Loan Trust			Morgan Stanley Bank of America Merrill
Series 2004-AR6 Class 5A1			Lynch Trust
2.512% due 10/25/34 (Ê)	1,148	1,093	3.787% due 02/15/47	100	103
Series 2005-AR15 Class A2			3.892% due 06/15/47	245	255
4.553% due 09/25/35 (Ê)	138	122	Morgan Stanley Bank of America Trust
JP Morgan Chase Commercial Mortgage			3.741% due 08/15/47	613	631
Securities Trust			Morgan Stanley Capital I Trust
Series 2004-LN2 Class B			3.350% due 07/13/29	456	466
5.206% due 07/15/41	500	507	2.111% due 03/15/45	1,400	1,428
Series 2006-LDP8 Class A4
5.399% due 05/15/45	1,024	1,098	Series 2006-IQ12 Class AM
			5.370% due 12/15/43	350	379
Series 2011-C3 Class A3			Series 2007-HQ12 Class A2
4.388% due 02/15/46 (Þ)	1,325	1,439	5.592% due 04/12/49	178	181
JP Morgan Mortgage Trust
Series 2005-A1 Class 6T1			Morgan Stanley Capital I, Inc.
2.813% due 02/25/35 (Ê)	49	49	Series 2005-HQ5 Class A4
JPMorgan Chase Commercial Mortgage			5.168% due 01/14/42	694	701
Securities Trust			Series 2006-T21 Class A4
4.936% due 08/15/42	1,165	1,199	5.162% due 10/12/52	1,135	1,184
3.461% due 07/15/47	355	365	Series 2006-T23 Class A4
3.774% due 08/15/47	300	309	5.808% due 08/12/41	1,310	1,409
Series 2001-CIB2 Class D			Morgan Stanley Mortgage Loan Trust
6.847% due 04/15/35	355	361	Series 2004-6AR Class 1A
			0.605% due 07/25/34 (Ê)	1,461	1,432

5.192% Series 2003-C1 due 01/12/37 Class D	151	151	Mortgage-Linked Amortizing Notes
			Series 2012-1 Class A10
Series 2005-LDP2 Class A3			2.060% due 01/15/22	998	1,011
4.697% due 07/15/42	9	9

Series 2007-CB20 Class ASB			Motel Series 6 Trust 2012-MTL6 Class A2
5.688% due 02/12/51	643	678	1.948% due 10/05/25 (Þ)	540	539
Series 2014-FBLU Class C			Series 2012-MTL6 Class XA1
2.152% due 12/15/28 (Ê)(Þ)	675	679	Interest Only STRIP
JPMorgan Chase Commercial Mortgage			3.005% due 10/05/25 (Þ)	6,760	69
Trust
4.106% due 07/15/46 (Å)	1,405	1,513	NCUA Guaranteed Notes

See accompanying notes which are an integral part of this quarterly report.

200 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-R1 Class 2A			Series 2003-17 Class 2A10
1.840% due 10/07/20	2,480	2,500	5.500% due 01/25/34	520	546
NorthStar Mortgage Trust			Series 2004-CC Class A1
Series 2012-1 Class A			2.615% due 01/25/35 (Ê)	146	147
1.351% due 08/25/29 (Ê)(Þ)	423	423	Series 2006-2 Class 2A3
OBP Depositor LLC Trust			5.500% due 03/25/36	197	189
Series 2010-OBP Class A			Series 2006-AR2 Class 2A1
4.646% due 07/15/45 (Þ)	595	658	2.614% due 03/25/36	239	239
Prime Mortgage Trust			Series 2006-AR8 Class 1A3
Series 2004-CL1 Class 1A2			2.618% due 04/25/36 (Ê)	1,013	1,015
0.555% due 02/25/34 (Ê)	33	31	WFRBS Commercial Mortgage Trust
Provident Funding Mortgage Loan Trust			1.360% due 08/15/47	8,000	664
Series 2005-2 Class 1A1A			Series 2012-C7 Class A2
2.407% due 10/25/35 (Ê)	350	344	3.431% due 06/15/45	1,630	1,671
RALI Trust			Series 2014-C19 Class A3
Series 2005-QA10 Class A41			3.660% due 03/15/47	480	499
3.449% due 09/25/35 (Ê)	429	345

Series 2005-QO3 Class A1			Municipal Bonds - 1.0%		501,711
0.555% due 10/25/45 (Ê)	504	392	Brazos Higher Education Authority
Series 2006-QO7 Class 3A2			Revenue Bonds
0.360% due 09/25/46 (Ê)	641	456	0.584% due 12/26/24 (Ê)	338	334
RBS Commercial Funding, Inc. 2013-			City of Houston Texas General
GSP Trust			Obligation Limited
Series 2013-GSP Class A			6.290% due 03/01/32	765	949
3.834% due 01/13/32 (Þ)	260	270	City of New York General Obligation
RBSCF Trust			Unlimited Bonds
Series 2010-RR4 Class CMLA			6.646% due 12/01/31	400	463
6.012% due 12/16/49 (Þ)	330	352	La Paz County Industrial Development
RBSSP Resecuritization Trust 2010-3			Authority Revenue Bonds
Series 2010-3 Class 9A1			7.000% due 03/01/34	1,170	1,150
5.500% due 02/26/35 (Þ)	1,673	1,738	Metropolitan Transportation Authority
RREF LLC			Revenue Bonds
Series 2013-LT2 Class A			6.814% due 11/15/40	355	483
2.833% due 05/22/28 (Þ)	203	204	Municipal Electric Authority of Georgia
Structured Asset Mortgage Investments			Revenue Bonds
Series 2005-AR5 Class A2			6.637% due 04/01/57	990	1,229
0.406% due 07/19/35 (Ê)	170	162	7.055% due 04/01/57	1,410	1,607
Structured Asset Securities Corp.			New Jersey Transportation Trust Fund
Series 2003-34A Class 5A4			Authority Revenue Bonds
2.441% due 11/25/33 (Ê)	1,145	1,156	5.754% due 12/15/28	500	574
Series 2006-11 Class A1			New York City Water & Sewer System
2.628% due 10/28/35 (Ê)(Þ)	57	54	Revenue Bonds
Washington Mutual Mortgage Pass-			6.491% due 06/15/42	1,700	1,929
Through Certificates			New York State Dormitory Authority
Series 2005-AR13 Class A1A1			Revenue Bonds
0.445% due 10/25/45 (Ê)	1,500	1,416	5.628% due 03/15/39	450	541
Washington Mutual Mortgage Pass-			Public Service Co. of New Mexico
Through Certificates Trust			7.950% due 05/15/18	675	810
Series 2003-AR9 Class 1A7			San Diego Tobacco Settlement Revenue
2.410% due 09/25/33 (Ê)	48	50	Funding Corp. Revenue Bonds
Series 2003-AR10 Class A7			7.125% due 06/01/32	230	225
2.422% due 10/25/33 (Ê)	435	441	South Carolina Student Loan Corp.
			Revenue Bonds
Series 2007-OA2 Class 2A			0.347% due 12/01/20 (Ê)	895	884
0.821% due 01/25/47 (Ê)	246	177	State of California General Obligation
Wells Fargo Commercial Mortgage Trust			Unlimited
3.817% due 08/15/50	165	171	6.650% due 03/01/22	425	528
Wells Fargo Mortgage Backed Securities			State of Illinois General Obligation
2.614% due 06/25/35	13	13	Unlimited
Wells Fargo Mortgage Backed Securities			4.350% due 06/01/18	1,470	1,560
Trust			5.877% due 03/01/19	335	373
2.612% due 10/25/33	1,149	1,156	4.950% due 06/01/23	500	527
			5.100% due 06/01/33	1,025	1,000

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 201

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Tennessee Gas Pipeline Co. LLC				0.375% due 05/31/16	44,497	44,426
8.000% due 02/01/16		1,605	1,772	0.500% due 06/30/16	5,705	5,704
			16,938	1.500% due 06/30/16	6,300	6,417
Non-US Bonds - 0.0%				0.375% due 07/31/16	1,850	1,849
Sweden Government Bond				1.500% due 07/31/16	750	764
Series 1057				4.875% due 08/15/16	1,155	1,256
1.500% due 11/13/23	SEK	5,155	742	1.000% due 08/31/16	6,620	6,676

United States Government Agencies - 1.7%				0.625% due 10/15/16	2,000	1,998
Fannie Mae				1.000% due 10/31/16	570	574
0.625% due 08/26/16		500	500	3.250% due 12/31/16	1,500	1,590
1.750% due 06/20/19		790	786	1.000% due 03/31/17	1,500	1,504
7.125% due 01/15/30		240	352	0.875% due 05/15/17	2,460	2,455
7.250% due 05/15/30		230	340	0.875% due 07/15/17	35,069	34,937
6.625% due 11/15/30		415	595	1.875% due 09/30/17	8,995	9,202
Federal Farm Credit Banks				0.625% due 11/30/17	350	343
5.125% due 08/25/16		310	339	0.875% due 01/31/18	450	443
Federal Home Loan Banks				0.750% due 02/28/18	1,690	1,655
2.875% due 09/11/20		875	908	0.750% due 03/31/18	1,750	1,711
Federal Home Loan Mortgage Corp.				2.625% due 04/30/18	1,705	1,782
2.000% due 08/25/16		2,815	2,893	1.375% due 06/30/18	2,000	1,993
0.875% due 10/14/16		1,700	1,706	1.500% due 08/31/18	6,400	6,393
0.875% due 02/22/17		905	904	1.375% due 09/30/18	4,845	4,809
1.000% due 09/29/17		500	497	1.625% due 03/31/19	2,500	2,491
1.250% due 10/02/19		1,000	966	3.125% due 05/15/19	300	319
2.375% due 01/13/22		460	457	1.000% due 06/30/19	3,290	3,171
Federal National Mortgage Association				1.625% due 06/30/19	36,613	36,387
0.500% due 10/22/15		1,490	1,494	3.625% due 08/15/19	620	675
0.500% due 03/30/16		700	700	1.000% due 08/31/19	3,565	3,424
1.625% due 11/27/18		1,120	1,117	1.000% due 09/30/19	1,670	1,602
1.875% due 02/19/19		845	850	1.250% due 02/29/20	900	868
1.600% due 12/24/20		1,205	1,146	1.125% due 03/31/20	250	239
6.000% due 04/18/36		95	103	1.875% due 06/30/20	500	496
Series 1				2.000% due 09/30/20	1,250	1,244
0.500% due 09/28/15		570	571	2.125% due 01/31/21	5,840	5,829
Freddie Mac				3.125% due 05/15/21	315	334
6.250% due 07/15/32		624	861	8.125% due 05/15/21	1,490	2,056
Tennessee Valley Authority				2.125% due 06/30/21	2,011	1,998
6.150% due 01/15/38		345	464
3.500% due 12/15/42		564	520	2.125% due 08/15/21	6,945	6,897
				2.000% due 02/15/22	8,705	8,521
United 1.625% States due Treasury 07/31/19 Notes		8,305	8,250	1.625% due 08/15/22	640	605
				1.750% due 05/15/23	480	453

United States Government Treasuries - 23.6%			27,319	6.250% due 08/15/23	100	131
United States Treasury Inflation Indexed				2.500% due 05/15/24	54,092	53,830
Bonds				6.000% due 02/15/26	150	200
0.125% due 04/15/17		1,435	1,472	6.625% due 02/15/27	10	14
1.375% due 02/15/44		3,047	3,386	Zero coupon due 11/15/27	2,215	1,486
United States Treasury Notes				5.500% due 08/15/28	2,005	2,616
0.375% due 11/15/15		8,860	8,877	5.250% due 02/15/29	3,025	3,868
1.375% due 11/30/15		2,360	2,395	5.375% due 02/15/31	9,078	11,908
0.250% due 12/15/15		2,695	2,695	4.500% due 02/15/36	3,562	4,337
2.125% due 12/31/15		940	965	4.375% due 02/15/38	3,850	4,609
0.375% due 01/15/16		9,985	9,998	3.125% due 02/15/42	2,000	1,944
2.000% due 01/31/16		915	938	2.750% due 08/15/42	4,535	4,076
0.375% due 02/15/16		1,500	1,501	2.750% due 11/15/42	3,725	3,341
2.125% due 02/29/16		1,000	1,028	2.875% due 05/15/43	695	638
0.375% due 03/31/16		2,500	2,500	3.750% due 11/15/43	2,150	2,333
0.250% due 04/15/16		5,405	5,391	3.625% due 02/15/44	24,453	25,935

See accompanying notes which are an integral part of this quarterly report.

202 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
			378,502	Exelon Corp.
Total Long-Term Investments				4.900% due 06/15/15	1,965	2,036
(cost $1,394,338)			1,408,739	Fannie Mae
Preferred Stocks - 0.1%				7.000% due 03/01/15	—	—
Technology - 0.1%				5.500% due 05/01/15	36	38
Verizon Communications, Inc.	82,000		2,089	6.500% due 06/01/15	—	—
				Federal Home Loan Bank Discount
Total Preferred Stocks				Notes
(cost $2,063)			2,089	Zero coupon due 08/15/14 (ç)(~)	4,325	4,325
				Zero coupon due 08/19/14 (ç)(~)	1,565	1,565
Options Purchased - 0.0%				Zero coupon due 08/27/14 (ç)(~)	2,205	2,205
(Number of Contracts)				0.065% due 10/03/14 (~)	2,215	2,215
Swaptions
(Fund Receives/Fund Pays)				Zero coupon due 10/08/14 (~)	4,720	4,719

USD 0.450%/USD Three Month LIBOR				Zero coupon due 10/15/14 (~)	7,925	7,924
Mar 2018 0.00 Put (2)	4,370	(ÿ)	217	Zero coupon due 10/29/14 (~)	2,475	2,475

USD 0.450%/USD Three Month LIBOR				Federal Home Loan Banks
Apr 2018 0.00 Put (1)	2,810	(ÿ)	142	0.750% due 05/26/15	1,690	1,666

USD 5.000%/USD Three Month LIBOR				Federal Home Loan Discount Notes
Jan 2019 0.00 Put (1)	1,630	(ÿ)	67	0.010% due 10/21/14 (~)	2,715	2,715
Total Options Purchased				HSBC USA, Inc.
(cost $600)			426	2.375% due 02/13/15	860	869
				International Business Machines Corp.
Short-Term Investments - 24.9%				0.550% due 02/06/15	1,000	1,002
Abbey National Treasury Services PLC				International Lease Finance Corp.
3.875% due 11/10/14 (Þ)	1,010		1,019	6.500% due 09/01/14 (Þ)	1,700	1,704
Ally Auto Receivables Trust				JPMorgan Chase & Co.
Series 2013-SN1 Class A2				3.700% due 01/20/15	1,795	1,822
0.520% due 05/20/15	254		254	Kaupthing Bank Hf
Alpine Securitization Corp.				7.625% due 02/28/15 (Ø)(Þ)	1,210	306
Zero coupon due 11/13/14 (~)	530		530	Kellogg Co.
Anheuser-Busch InBev Worldwide, Inc.				0.454% due 02/13/15 (Ê)	425	425
3.625% due 04/15/15	1,270		1,291	1.125% due 05/15/15	800	805
0.800% due 07/15/15	610		613	Kommunalbanken AS
ARI Fleet Lease Trust				0.240% due 08/28/14 (Ê)(Þ)	1,560	1,560
0.250% due 04/15/15 (Þ)	643		643	Kubota Credit Owner Trust
CCG Receivables Trust				Series 2014-1A Class A1
Series 2014-1 Class A1				0.220% due 05/15/15 (Þ)	499	499
0.270% due 05/14/15 (Þ)	1,031		1,031	MMAF Equipment Finance LLC
Citigroup, Inc.				Series 2014-AA Class A1
6.375% due 08/12/14	350		350	0.200% due 07/02/15 (Þ)	2,143	2,143
				Novartis Capital Corp.
5.500% due 10/15/14	655		662
Collateralized Commercial Paper Co.				2.900% due 04/24/15	265	270
LLC				Prestige Auto Receivables Trust
Zero coupon due 01/05/15 (~)	1,200		1,198	Series 2014-1A Class A1
Commonwealth Bank of Australia NY				0.270% due 04/15/15 (Þ)	154	154
1.950% due 03/16/15	1,795		1,813	Province of Ontario Canada
ConocoPhillips				0.950% due 05/26/15	1,975	1,986
4.600% due 01/15/15	1,545		1,574	Reckitt Benckiser Treasury Services PLC
Credit Suisse				Zero coupon due 04/02/15 (~)	2,180	2,175
3.500% due 03/23/15	2,065		2,103	Rhein - Main Securitisation, Ltd.
				Zero coupon due 08/15/14 (ç)(~)	1,000	1,000
0.467% due 04/10/15 (~)	750		750	Russell U.S. Cash Management Fund	288,053,845(8)	288,054
CVS Caremark Corp.				Sheffield Receivables Corp.
3.250% due 05/18/15	630		644	Zero coupon due 01/23/15 (~)	620	619
ENI Finance USA, Inc.				SMART Trust
Zero coupon due 08/12/14 (ç)(~)	1,890		1,890	Series 2012-4 Class A2A

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 203

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.670% due 06/14/15	6	6
Southern Copper Corp.
6.375% due 07/27/15	435	458
Standard Chartered PLC
3.850% due 04/27/15 (Þ)	2,005	2,052
Sumitomo Mitsui Banking Corp.
0.633% due 03/13/15 (~)	900	902
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	865	882
Tidewater Auto Receivables Trust
Series 2014-AA Class A1
0.400% due 06/15/15 (Þ)	644	644
Time Warner Cable, Inc.
3.500% due 02/01/15	975	990
Timken Co. (The)
6.000% due 09/15/14	760	764
United States Treasury Bills
0.081% due 08/14/14 (ç)(~)	35	35
0.071% due 08/21/14	7	7
United States Treasury Inflation Indexed
Bonds
0.500% due 04/15/15	1,515	1,529
United States Treasury Notes
0.250% due 02/28/15	30,000	30,029
0.375% due 06/15/15	2,500	2,506
Vodafone Group PLC
Zero coupon due 04/10/15 (~)	2,065	2,057
Volkswagen Auto Lease Trust
Series 2012-A Class A3
0.870% due 07/20/15	228	228
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,085	1,122
Westlake Automobile Receivables Trust
Series 2014-1A Class A1
0.350% due 06/15/15 (Þ)	766	766
Total Short-Term Investments
(cost $399,230)		398,618
Total Investments 112.8%
(identified cost $1,796,231)		1,809,872
Other Assets and Liabilities,
Net - (12.8%)		(205,270)
Net Assets - 100.0%		1,604,602

See accompanying notes which are an integral part of this quarterly report.

204 Russell Investment Grade Bond Fund

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
			Principal		Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date	or shares		$	$	$
0.2%
321 Henderson Receivables LLC		07/16/14		610,000	99.94	610	610
Cent CLO, Ltd.		10/03/13		922,940	99.26	916	919
ERAC USA Finance LLC		06/30/14		675,000	99.86	674	670
JPMorgan Chase Commercial Mortgage Trust		07/16/14		1,405,000	108.20	1,520	1,513
							3,712
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date	$
Long Positions
Eurodollar Futures			50	USD	12,449	03/15	(5)
United States Treasury 2 Year Note Futures			132	USD	28,964	09/14	(34)
United States Treasury 5 Year Note Futures			514	USD	61,082	09/14	(291)
United States Treasury 10 Year Note Futures			432	USD	53,831	09/14	(244)
United States Treasury Long-Term Bond Futures			152	USD	20,886	09/14	108
United States Treasury Ultra Long-Term Bond Futures			13	USD	1,961	09/14	2
Short Positions
Euro-Bund Futures			7	EUR	1,036	09/14	(11)
Eurodollar Futures			50	USD	12,328	03/16	10
United States Treasury 2 Year Note Futures			367	USD	80,528	09/14	17
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(448)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(1)
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		6,145	01/14/19	(100)
Total Liability for Options Written (premiums received $181)							(101)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				62	$369
Opened				65	566
Closed				(41)	(301)
Expired				(84)	(453)
Outstanding July 31, 2014				2	$181

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 205

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	JPY	1,182,832	USD	11,656	08/29/14	155
Australia and New Zealand Banking Group	NZD	2,687	CAD	2,466	08/29/14	(16)
Bank of America	USD	2,719	AUD	2,902	08/29/14	(26)
Bank of America	USD	892	CHF	809	08/29/14	(2)
Bank of America	USD	1,912	EUR	1,425	08/29/14	(3)
Bank of America	USD	2,264	JPY	231,224	08/29/14	(16)
Bank of America	AUD	6,737	USD	6,305	08/29/14	55
Bank of America	CAD	1,068	USD	985	08/29/14	6
Bank of America	JPY	1,118,777	USD	11,026	08/29/14	147
Bank of America	SGD	3,232	USD	2,600	08/29/14	9
Barclays	USD	2,839	CHF	2,583	08/29/14	4
Barclays	CHF	1,094	JPY	122,878	08/29/14	(9)
Barclays	EUR	10,915	USD	14,864	08/29/14	246
Citigroup	USD	4,375	NOK	27,100	08/29/14	(67)
Citigroup	USD	1,039	NZD	1,224	08/29/14	(2)
Citigroup	USD	5,129	SEK	35,010	08/29/14	(54)
Citigroup	AUD	7,132	USD	6,675	08/29/14	59
Citigroup	CHF	2,390	USD	2,644	08/29/14	13
Citigroup	NOK	8,000	EUR	955	08/29/14	7
Citigroup	NZD	4,482	CAD	4,117	08/29/14	(25)
Citigroup	SEK	6,782	EUR	739	08/29/14	6
Citigroup	SGD	1,645	USD	1,324	08/29/14	5
Commonwealth Bank of Australia	USD	30	CHF	27	08/07/14	(1)
Commonwealth Bank of Australia	USD	38	CHF	34	08/07/14	(1)
Commonwealth Bank of Australia	USD	7,123	CHF	6,477	08/07/14	4
Commonwealth Bank of Australia	USD	9,159	CHF	8,328	08/07/14	6
Commonwealth Bank of Australia	USD	7	EUR	5	08/07/14	—
Commonwealth Bank of Australia	USD	7,132	EUR	5,330	08/07/14	6
Commonwealth Bank of Australia	USD	9,377	EUR	6,848	08/07/14	(207)
Commonwealth Bank of Australia	USD	226	EUR	169	09/05/14	—
Commonwealth Bank of Australia	USD	9,170	EUR	6,853	09/05/14	7
Commonwealth Bank of Australia	USD	4,052	SEK	27,984	08/07/14	5
Commonwealth Bank of Australia	CHF	6,504	USD	7,336	08/07/14	179
Commonwealth Bank of Australia	CHF	8,362	USD	9,432	08/07/14	229
Commonwealth Bank of Australia	CHF	170	USD	187	09/05/14	—
Commonwealth Bank of Australia	CHF	219	USD	241	09/05/14	—
Commonwealth Bank of Australia	CHF	6,477	USD	7,124	09/05/14	(4)
Commonwealth Bank of Australia	CHF	8,328	USD	9,161	09/05/14	(6)
Commonwealth Bank of Australia	EUR	5,330	USD	7,299	08/07/14	161
Commonwealth Bank of Australia	EUR	6,853	USD	9,169	08/07/14	(7)
Commonwealth Bank of Australia	EUR	131	USD	175	09/05/14	—
Commonwealth Bank of Australia	EUR	3,121	USD	4,176	09/05/14	(3)
Commonwealth Bank of Australia	EUR	5,330	USD	7,132	09/05/14	(6)
Commonwealth Bank of Australia	SEK	480	USD	72	08/07/14	2
Commonwealth Bank of Australia	SEK	27,504	USD	4,112	08/07/14	125
Commonwealth Bank of Australia	SEK	773	USD	112	09/05/14	—
Commonwealth Bank of Australia	SEK	27,984	USD	4,052	09/05/14	(5)
Credit Suisse	USD	4,332	NOK	26,845	08/29/14	(66)
Credit Suisse	USD	5,245	SEK	35,808	08/29/14	(54)
Goldman Sachs	CHF	3,677	JPY	412,988	08/29/14	(31)
Goldman Sachs	NZD	3,758	CAD	3,454	08/29/14	(19)
Goldman Sachs	NZD	6,010	USD	5,258	08/29/14	165
HSBC	SEK	12,106	USD	1,769	08/29/14	14
JPMorgan Chase	USD	5,192	NZD	5,985	08/29/14	(120)
JPMorgan Chase	USD	7,883	SGD	9,800	08/29/14	(27)
Royal Bank of Canada	USD	55	CAD	59	08/07/14	(1)

See accompanying notes which are an integral part of this quarterly report.
206 Russell Investment Grade Bond Fund

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	4,075	CAD	4,437	08/07/14	(6)
Royal Bank of Canada	USD	4,234	GBP	2,477	08/07/14	(52)
Royal Bank of Canada	USD	47	GBP	28	09/05/14	—
Royal Bank of Canada	USD	4,122	GBP	2,442	09/05/14	—
Royal Bank of Canada	USD	226	NOK	1,390	08/07/14	(5)
Royal Bank of Canada	USD	7,034	NOK	43,223	08/07/14	(159)
Royal Bank of Canada	USD	9,107	NOK	57,360	08/07/14	17
Royal Bank of Canada	USD	4,297	NOK	26,543	08/29/14	(78)
Royal Bank of Canada	USD	181	NOK	1,140	09/05/14	—
Royal Bank of Canada	USD	7,076	NOK	44,613	09/05/14	13
Royal Bank of Canada	AUD	6,510	USD	6,079	08/29/14	39
Royal Bank of Canada	CAD	4,496	USD	4,217	08/07/14	94
Royal Bank of Canada	EUR	9,006	USD	12,249	08/29/14	188
Royal Bank of Canada	GBP	35	USD	60	08/07/14	1
Royal Bank of Canada	GBP	2,442	USD	4,123	08/07/14	—
Royal Bank of Canada	NOK	1,787	USD	291	08/07/14	7
Royal Bank of Canada	NOK	44,613	USD	7,083	08/07/14	(13)
Royal Bank of Canada	NOK	55,573	USD	9,044	08/07/14	204
Royal Bank of Canada	NOK	1,466	USD	233	09/05/14	—
Royal Bank of Canada	NOK	26,145	USD	4,147	09/05/14	(8)
Royal Bank of Canada	NOK	57,360	USD	9,097	09/05/14	(17)
Royal Bank of Canada	NZD	1,264	CAD	1,162	08/29/14	(6)
Royal Bank of Scotland	USD	872	EUR	650	08/29/14	(1)
Standard Chartered	USD	163	AUD	173	08/07/14	(2)
Standard Chartered	USD	4,154	AUD	4,412	08/07/14	(54)
Standard Chartered	USD	7,396	AUD	7,856	08/07/14	(96)
Standard Chartered	USD	9,228	AUD	9,927	08/07/14	(4)
Standard Chartered	USD	60	AUD	65	09/05/14	—
Standard Chartered	USD	106	AUD	114	09/05/14	—
Standard Chartered	USD	4,093	AUD	4,412	09/05/14	(2)
Standard Chartered	USD	7,163	AUD	7,721	09/05/14	(3)
Standard Chartered	USD	3	JPY	263	08/07/14	—
Standard Chartered	USD	4,096	JPY	421,200	08/07/14	(1)
Standard Chartered	USD	7,168	JPY	737,100	08/07/14	(2)
Standard Chartered	USD	9,355	JPY	947,437	08/07/14	(144)
Standard Chartered	USD	176	JPY	18,062	09/05/14	—
Standard Chartered	USD	9,217	JPY	947,700	09/05/14	(3)
Standard Chartered	USD	4,259	NZD	4,880	08/07/14	(114)
Standard Chartered	USD	7,452	NZD	8,539	08/07/14	(201)
Standard Chartered	USD	157	NZD	186	09/05/14	—
Standard Chartered	USD	276	NZD	326	09/05/14	—
Standard Chartered	USD	4,010	NZD	4,739	09/05/14	3
Standard Chartered	USD	7,017	NZD	8,293	09/05/14	6
Standard Chartered	AUD	135	USD	127	08/07/14	2
Standard Chartered	AUD	4,412	USD	4,101	08/07/14	2
Standard Chartered	AUD	7,721	USD	7,177	08/07/14	3
Standard Chartered	AUD	10,100	USD	9,509	08/07/14	124
Standard Chartered	AUD	147	USD	136	09/05/14	—
Standard Chartered	AUD	9,927	USD	9,209	09/05/14	4
Standard Chartered	JPY	117	USD	1	08/07/14	—
Standard Chartered	JPY	205	USD	2	08/07/14	—
Standard Chartered	JPY	421,083	USD	4,158	08/07/14	64
Standard Chartered	JPY	736,895	USD	7,276	08/07/14	112
Standard Chartered	JPY	947,700	USD	9,216	08/07/14	3
Standard Chartered	JPY	14,049	USD	137	09/05/14	—
Standard Chartered	JPY	737,100	USD	7,169	09/05/14	2
Standard Chartered	NZD	141	USD	123	08/07/14	3

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 207

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Standard Chartered		NZD	246	USD	215	08/07/14	6
Standard Chartered		NZD	4,739	USD	4,021	08/07/14	(4)
Standard Chartered		NZD	8,293	USD	7,037	08/07/14	(6)
UBS		USD	4,190	CHF	3,812	08/29/14	6
UBS		EUR	8,856	USD	12,041	08/29/14	181
UBS		GBP	13	USD	22	08/29/14	—
UBS		JPY	372,930	USD	3,674	08/29/14	48
UBS		SGD	4,900	USD	3,944	08/29/14	16
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							1,004

Index Swap Contracts(*)
Amounts in thousands
Fund Receives				Notional		Termination	Fair Value
Underlying Security		Counterparty		Amount		Date	$
Barclays U.S. Aggregate RBI(SM) Series 1 Total Return
Index Value Unhedged USD Index	Barclays			USD	10,477	09/01/14	(42)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	13,000	09/30/14	(30)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	41,514	10/01/14	(94)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	19,355	03/02/15	(44)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)							(210)

(*)      Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash fÿÿlows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.08% to 0.13%.

Interest Rate Swaps

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	3,420	3.145%	Three Month LIBOR			03/15/26	(34)
Barclays	USD	695	Three Month LIBOR	2.417%			11/15/27	61
Barclays	USD	695	Three Month LIBOR	2.481%			11/15/27	55
Barclays	USD	1,530	Three Month LIBOR	3.490%			03/15/46	10
Citigroup	USD	1,390	Three Month LIBOR	2.714%			08/15/42	151
Citigroup	USD	1,060	Three Month LIBOR	3.676%			11/15/43	82
Goldman Sachs	USD	3,820	2.804%	Three Month LIBOR			04/09/26	(157)
Goldman Sachs	USD	1,720	Three Month LIBOR	3.125%			04/09/46	133
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								301

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA Investment Grade Index		Goldman Sachs		USD	7,000	1.000%	06/20/19	126
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($101)								126

See accompanying notes which are an integral part of this quarterly report.

208 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities		$—	$113,837		$2,932		$116,769
Corporate Bonds and Notes		—	275,883		2,959		278,842
International Debt		—	86,641		1,275		87,916
Mortgage-Backed Securities		—	498,784		2,927		501,711
Municipal Bonds		—	16,938		—		16,938
Non-US Bonds		—	742		—		742
United States Government Agencies		—	27,319		—		27,319
United States Government Treasuries		—	378,502		—		378,502
Preferred Stocks		2,089	—		—		2,089
Options Purchased		—	426		—		426
Short-Term Investments		—	398,618		—		398,618
Total Investments		2,089	1,797,690		10,093		1,809,872

Other Financial Instruments
Futures Contracts		(448)	—		—		(448)
Options Written		—	(101)		—		(101)
Foreign Currency Exchange Contracts		—	1,004		—		1,004
Index Swap Contracts		—	(210)		—		(210)
Interest Rate Swap Contracts		—	301		—		301
Credit Default Swap Contracts		—	126		—		126
Total Other Financial Instruments*		$(448)	$1,120		$—		$672

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended July 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 209

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 87.3%			CCG Receivables Trust 2014-1
Asset-Backed Securities - 8.5%			Series 2014-1 Class A2
			1.060% due 11/15/21 (Þ)	1,240	1,238

Access Series Group, 2005-A Inc. Class A2			CFC LLC
0.454% due 04/27/26 (Ê)	989	987	Series 2013-1A Class A
			1.650% due 07/17/17 (Þ)	521	523

AIMCO Series CLO 2005-AA Class A1B			Chase Education Loan Trust
0.484% due 10/20/19 (Ê)(Þ)	523	519	Series 2007-A Class B
			0.454% due 06/28/40 (Ê)	3,106	2,844

Ally Series Auto 2012-SN1 Receivables Class Trust A4			Chesapeake Funding LLC
0.700% due 12/21/15	1,995	1,996	Series 2012-1A Class A
			0.906% due 11/07/23 (Ê)(Þ)	895	898

Ally Series Master 2010-2 Owner Class Trust A			CIT Marine Trust
4.250% due 04/15/17 (Þ)	3,000	3,060	Series 1999-A Class A4
Series 2012-1 Class A2			6.250% due 11/15/19	13	13
1.440% due 02/15/17	445	447	Countrywide Asset-Backed Certificates
			Series 2001-BC3 Class A
Series 2012-3 Class A2			0.635% due 12/25/31 (Ê)	55	43
1.210% due 06/15/17	4,100	4,123	Series 2005-1 Class AF4
Series 2012-4 Class A			5.147% due 02/25/33	144	145
1.720% due 07/15/19	7,500	7,531	Series 2005-4 Class AF3
Series 2013-1 Class A2			4.456% due 10/25/35	15	15
1.000% due 02/15/18	615	616
AmeriCredit Automobile Receivables			Series 2005-17 Class 4A2A
Trust			0.412% due 05/25/36 (Ê)	100	100
Series 2011-3 Class B			Series 2006-3 Class 2A2
2.280% due 06/08/16	621	622	0.335% due 06/25/36 (Ê)	137	132
Series 2012-4 Class A3			Series 2007-4 Class A2
0.670% due 06/08/17	4,991	4,996	5.530% due 04/25/47	270	261
ARI Fleet Lease Trust			Duane Street CLO, Ltd.
Series 2013-A Class A3			0.455% due 11/14/21	250	246
0.920% due 07/15/21 (Þ)	1,560	1,560	Edsouth Indenture No. 2 LLC
Asset Backed Securities Corp. Home			Series 2012-1 Class A1
Equity Loan Trust			1.305% due 09/25/40 (Ê)(Þ)	878	893
Series 2002-HE1 Class M1			Education Loan Asset Backed Trust
1.802% due 03/15/32 (Ê)	318	302	1.155% due 11/25/33 (Å)	1,786	1,662
Series 2004-HE6 Class A1			Enterprise Fleet Financing LLC
0.705% due 09/25/34 (Ê)	74	74	Series 2012-2 Class A2
Atlantic City Electric Transition Funding			0.720% due 04/20/18 (Þ)	1,485	1,486
LLC			Equity One Mortgage Pass-Through Trust
Series 2003-1 Class A2			Series 2003-4 Class M1
4.460% due 10/20/16	6	7	5.319% due 10/25/34	349	345
Bear Stearns Asset Backed Securities			Exeter Automobile Receivables Trust
I Trust			Series 2013-1A Class A
Series 2006-HE9 Class 1A2			1.290% due 10/16/17 (Þ)	493	494
0.305% due 11/25/36 (Ê)	2,115	1,530	Series 2014-1A Class A
Series 2007-HE7 Class 1A1			1.290% due 05/15/18 (Þ)	2,724	2,728
1.155% due 10/25/37 (Ê)	333	310	Federal Home Loan Mortgage Corp.
Capital Auto Receivables Asset Trust			Structured Pass Through Securities
Series 2013-1 Class B			Series 2000-30 Class A5
1.290% due 04/20/18	1,665	1,667	7.787% due 12/25/30	2,202	2,350
Capital One Multi-Asset Execution Trust			Ford Credit Auto Lease Trust 2012-B
Series 2005-B1 Class B1			Series 2012-B Class A3
4.900% due 12/15/17	2,075	2,121	0.570% due 09/15/15	1,201	1,201
Carfinance Capital Auto Trust			Franklin Clo V, Ltd.
Series 2013-2A Class A			Series 2006-5A Class A2
1.750% due 11/15/17 (Þ)	1,794	1,800	0.491% due 06/15/18 (Ê)(Þ)	749	745
CarFinance Capital Auto Trust 2014-1			Fremont Home Loan Trust
Series 2014-1A Class A			Series 2005-2 Class M2
1.460% due 12/17/18 (Þ)	1,326	1,329	0.635% due 06/25/35 (Ê)	1,262	1,235
CCG Receivables Trust			Series 2006-E Class 2A1
Series 2013-1 Class A2			0.215% due 01/25/37 (Ê)	13	6
1.050% due 08/14/20 (Þ)	876	878	GE-WMC Mortgage Securities Trust

See accompanying notes which are an integral part of this quarterly report.

210 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-1 Class A2A			Series 2012-4 Class B
0.195% due 08/25/36 (Ê)	10	5	1.830% due 03/15/17	1,230	1,237
GM Financial Automobile Leasing Trust			Series 2013-1 Class B
Series 2014-1A Class B			1.160% due 01/15/19	2,490	2,492
1.760% due 05/21/18 (Þ)	1,790	1,789	SLM Private Credit Student Loan Trust
Goldentree Loan Opportunities V, Ltd.			Series 2006-A Class A4
Series 2007-5A Class A			0.421% due 12/15/23 (Ê)	200	198
0.929% due 10/18/21 (Ê)(Þ)	355	354	Series 2006-B Class A4
GSAMP Trust			0.411% due 03/15/24 (Ê)	542	538
Series 2007-FM1 Class A2A			SLM Private Education Loan Trust
0.225% due 12/25/36 (Ê)	85	46	Series 2010-A Class 2A
Hertz Fleet Lease Funding, LP			3.402% due 05/16/44 (Ê)(Þ)	2,708	2,884
Series 2013-3 Class C			Series 2011-A Class A1
1.603% due 12/10/27 (Ê)(Þ)	2,240	2,240	1.152% due 10/15/24 (Ê)(Þ)	1,674	1,681
Series 2014-1 Class C			Series 2012-B Class A1
1.303% due 04/10/28 (Ê)(Þ)	1,475	1,475	1.252% due 12/15/21 (Ê)(Þ)	217	217
Honda Auto Receivables Owner Trust			Series 2012-B Class A2
Series 2011-3 Class A3			3.480% due 10/15/30 (Þ)	1,950	2,035
0.880% due 09/21/15	60	60	Series 2012-C Class A1
JCP&L Transition Funding LLC			1.252% due 08/15/23 (Ê)(Þ)	2,693	2,712
Series 2002-A Class A4			SLM Student Loan Trust
6.160% due 06/05/19	148	160	Series 2003-7A Class A5A
Lafayette CLO I, Ltd.			1.431% due 12/15/33 (Ê)(Þ)	491	495
Series 2012-1A Class A			Series 2008-7 Class A2
1.630% due 09/06/22 (Ê)(Þ)	39	39	0.734% due 10/25/17 (Ê)	824	825
Long Beach Mortgage Loan Trust			Series 2014-A Class A1
Series 2004-4 Class 1A1			0.752% due 07/15/22 (Ê)(Þ)	587	589
0.715% due 10/25/34 (Ê)	20	18	Small Business Administration
Massachusetts Educational Financing			Participation Certificates
Authority			Series 2009-20D Class 1
Series 2008-1 Class A1			4.310% due 04/01/29	356	383
1.184% due 04/25/38 (Ê)	723	729	SMART Trust
Merrill Lynch Mortgage Investors Trust			Series 2011-2 Class A4A
Series 2006-FF1 Class M2			2.310% due 04/14/17 (Þ)	2,050	2,069
0.445% due 08/25/36 (Ê)	200	181	Series 2012-1 Class A4A
Nissan Master Owner Trust Receivables			2.010% due 12/14/17 (Þ)	4,060	4,105
Series 2012-A Class A			South Carolina Student Loan Corp.
0.622% due 05/15/17 (Ê)	1,235	1,238	Series 2008-1 Class A2
Oak Hill Credit Partners IV, Ltd.			0.777% due 03/01/18 (Ê)	72	72
Series 2005-4A Class A1B			Series 2008-1 Class A3
0.476% due 05/17/21 (Ê)(Þ)	534	534	0.977% due 03/02/20 (Ê)	700	704
Prestige Auto Receivables Trust			Series 2008-1 Class A4
Series 2013-1A Class A2			1.227% due 09/03/24 (Ê)	400	406
1.090% due 02/15/18 (Þ)	666	667	Structured Asset Investment Loan Trust
Prestige Auto Receivables Trust 2014-1			Series 2003-BC11 Class M1
Series 2014-1A Class A3			1.130% due 10/25/33 (Ê)	408	389
1.520% due 04/15/20 (Þ)	1,300	1,295	Tidewater Auto Receivables Trust
Renaissance Home Equity Loan Trust			Series 2014-AA Class A3
Series 2005-4 Class A3			1.400% due 07/15/18 (Þ)	2,380	2,376
5.565% due 02/25/36	81	79	Tidewater Auto Receivables Trust
Series 2007-2 Class AF2			2012-A
5.675% due 06/25/37	351	191	Series 2012-AA Class A3
Santander Drive Auto Receivables Trust			1.990% due 04/15/19 (Þ)	1,225	1,233
Series 2011-2 Class B			Westlake Automobile Receivables Trust
2.660% due 01/15/16	14	14	Series 2014-1A Class A2
Series 2012-1 Class B			0.700% due 05/15/17 (Þ)	3,467	3,466
2.720% due 05/16/16	904	907			101,005
Series 2012-2 Class B			Corporate Bonds and Notes - 14.5%
2.090% due 08/15/16	878	881	AbbVie, Inc.
Series 2012-4 Class A3			1.750% due 11/06/17	1,140	1,140
1.040% due 08/15/16	918	919	Amgen, Inc.
			2.300% due 06/15/16	300	308

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 211

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ancestry.com, Inc.			4.875% due 02/15/21 (Þ)	4,405	4,784
Zero coupon due 05/15/18 (Ê)	947	946	General Electric Capital Corp.
Anheuser-Busch InBev Worldwide, Inc.			0.464% due 01/14/16 (Ê)	900	901
5.375% due 01/15/20	955	1,093	General Electric Co.
Apple, Inc.			0.850% due 10/09/15	300	301
2.850% due 05/06/21	930	933	Goldman Sachs Group, Inc. (The)
Ashland, Inc.			Series GMTN
3.000% due 03/15/16	2,200	2,214	5.375% due 03/15/20	1,585	1,782
AT&T, Inc.			Gray Television, Inc.
5.500% due 02/01/18	3,262	3,674	1.000% due 06/13/21	1,000	997
Series FRN			Hartford Financial Services Group, Inc.
0.608% due 02/12/16 (Ê)	3,700	3,710	(The)
Bank of America Corp.			4.000% due 10/15/17	1,705	1,832
4.750% due 08/01/15	1,760	1,831	HCA, Inc.
6.500% due 08/01/16	1,800	1,984	6.500% due 02/15/16	100	106
Bank of America NA			Hewlett-Packard Co.
0.695% due 11/14/16 (Ê)	900	902	3.300% due 12/09/16	3,050	3,194
Bank of New York Mellon Corp. (The)			3.750% due 12/01/20	1,605	1,667
Series G			Hidden Ridge Facility Trustee
2.200% due 05/15/19	1,035	1,033	5.650% due 01/01/22 (Å)	4,332	4,585
Bear Stearns Cos. LLC (The)			Hilton Worldwide Finance LLC
5.550% due 01/22/17	2,560	2,808	1.000% due 10/25/20 (Ê)	947	941
BMW US Capital LLC Co.			Home Depot, Inc. (The)
0.568% due 06/02/17	4,400	4,383	2.250% due 09/10/18	1,600	1,629
Boston Scientific Corp.			HSBC Finance Corp.
6.400% due 06/15/16	1,347	1,476	0.657% due 06/01/16 (Ê)	200	200
Capital One Financial Corp.			Humana, Inc.
2.450% due 04/24/19	2,480	2,483	6.450% due 06/01/16	1,383	1,516
Chevron Corp.			Intel Corp.
1.718% due 06/24/18	1,075	1,081	1.350% due 12/15/17	685	684
Cintas Corp. No. 2			International Business Machines Corp.
2.850% due 06/01/16	1,465	1,512	5.700% due 09/14/17	980	1,111
Citigroup, Inc.			International Lease Finance Corp.
1.194% due 07/25/16 (Ê)	5,900	5,961	2.181% due 06/15/16 (Ê)	4,750	4,708
Comcast Corp.			3.875% due 04/15/18	800	797
5.900% due 03/15/16	1,100	1,191	JPMorgan Chase & Co.
5.700% due 07/01/19	200	233	Series GMTN
Consumers Energy Co.			0.847% due 02/26/16 (Ê)	1,500	1,508
6.700% due 09/15/19	100	121	JPMorgan Chase Bank NA
Coventry Health Care, Inc.			0.560% due 06/13/16 (Ê)	1,400	1,395
5.950% due 03/15/17	775	864	Kinder Morgan Energy Partners, LP
Crown Castle Towers LLC			3.500% due 03/01/21	1,110	1,114
5.495% due 01/15/17 (Þ)	1,480	1,594	Kroger Co. (The)
Daimler Finance NA LLC			0.763% due 10/17/16 (Ê)	1,400	1,403
1.250% due 01/11/16 (Þ)	800	806	Lehman Brothers Holdings Capital Trust
0.905% due 08/01/16 (Ê)(Þ)	1,800	1,816	VII
0.580% due 03/10/17 (Ê)(Þ)	2,200	2,202	5.857% due 11/29/49 (ƒ)(Ø)	270	—
DIRECTV Holdings LLC / DIRECTV			Lorillard Tobacco Co.
Financing Co., Inc.			6.875% due 05/01/20	1,180	1,390
3.500% due 03/01/16	1,125	1,171	MacDermid, Inc. Term Loan
EnLink Midstream Partners, LP			4.000% due 06/07/20 (Ê)	2,030	2,026
2.700% due 04/01/19	2,595	2,615	MassMutual Global Funding II
Express Scripts Holding Co.			2.000% due 04/05/17 (Þ)	1,090	1,111
2.250% due 06/15/19	1,585	1,569	Merck Sharp & Dohme Corp.
First Horizon National Corp.			5.000% due 06/30/19	300	339
5.375% due 12/15/15	300	316	Metropolitan Life Global Funding I
Ford Motor Credit Co. LLC			1.300% due 04/10/17 (Å)	800	800
3.984% due 06/15/16	500	526	MGM Resorts International
8.000% due 12/15/16	1,000	1,153	7.500% due 06/01/16	100	109
3.000% due 06/12/17	700	727	Morgan Stanley
Forest Laboratories, Inc.			0.714% due 10/15/15 (Ê)	2,390	2,396

See accompanying notes which are an integral part of this quarterly report.

212 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
5.375% due 10/15/15	2,675	2,821	Series FRN
3.125% due 08/05/21	2,760	2,523	1.761% due 09/15/16 (Ê)		4,500	4,619
MUFG Union Bank NA			Wells Fargo & Co
0.624% due 05/05/17 (Ê)	1,500	1,499	0.764% due 07/20/16 (Ê)		4,300	4,326
National Rural Utilities Cooperative			Wells Fargo & Co.
Finance Corp.			1.250% due 07/20/16		1,400	1,412
1.900% due 11/01/15	805	818	Williams Partners, LP
Navient LLC			4.125% due 11/15/20		1,262	1,335
3.875% due 09/10/15	4,285	4,349	Yum! Brands, Inc.
NBCUniversal Enterprise, Inc.			4.250% due 09/15/15		1,570	1,635
0.771% due 04/15/16 (Ê)(Þ)	100	100	ZFS Finance USA Trust II
Nissan Motor Acceptance Corp.			6.450% due 12/15/65 (Þ)		2,005	2,160
1.000% due 03/15/16 (Þ)	200	200	ZFS Finance USA Trust V
Oracle Corp.			6.500% due 05/09/37 (Þ)		2,145	2,301
2.250% due 10/08/19	5,250	5,225				172,511
PepsiCo, Inc.			International Debt - 11.0%
5.000% due 06/01/18	1,420	1,587	ABN AMRO Bank NV
Pfizer, Inc.			1.035% due 10/28/16 (Ê)(Þ)		1,100	1,110
6.200% due 03/15/19	1,795	2,108	Abu Dhabi National Energy Co.
Quebecor World Capital Corp.			4.125% due 03/13/17 (Þ)		920	978
4.875% due 01/02/49 (Ø)	205	—	Anglo American Capital PLC
6.125% due 11/15/49 (Ø)	70	—	2.625% due 04/03/17 (Þ)		2,000	2,047
QVC, Inc.			Arbor Realty Collateralized Loan
3.125% due 04/01/19	2,925	2,956	Obligation, Ltd.
Samsung Electronics America, Inc.			Series 2014-1A Class A
1.750% due 04/10/17 (Þ)	1,815	1,821	1.902% due 05/15/24 (Ê)(Þ)		1,915	1,915
Southern Co. (The)			Series 2014-1A Class B
2.450% due 09/01/18	1,325	1,351	4.652% due 05/15/24 (Ê)(Þ)		1,240	1,240
Springleaf Finance Corp.			Baidu Inc.
Series MTNI			3.250% due 08/06/18		1,372	1,413
5.400% due 12/01/15	3,500	3,631	Banco Santander Chile
Sprint Communications, Inc.			3.750% due 09/22/15 (Þ)		1,000	1,030
8.375% due 08/15/17	500	571	Bank of Nova Scotia
Symantec Corp.			0.544% due 04/11/17 (Ê)		1,500	1,501
2.750% due 09/15/15	1,485	1,515	BBVA US Senior SAU
The Dayton Power and Light Co.			4.664% due 10/09/15		1,690	1,764
1.875% due 09/15/16	300	305	BPCE SA
The Hillman Group, Inc.			0.796% due 11/18/16 (Ê)		3,400	3,408
1.000% due 06/30/21	1,000	1,001	CNPC General Capital, Ltd.
The ServiceMaster Co. LLC			1.450% due 04/16/16 (Þ)		600	600
1.000% due 07/01/21	750	739	Cooperatieve Centrale Raiffeisen-
The Winebow Group LLC			Boerenleenbank BA
1.000% due 07/01/21	1,000	997	2.125% due 10/13/15		815	830
Thermo Fisher Scientific, Inc.			Export-Import Bank of Korea
1.300% due 02/01/17	1,600	1,599	0.984% due 01/14/17 (Ê)		900	906
Time Warner Cable, Inc.			Galaxy CLO, Ltd.
5.000% due 02/01/20	1,695	1,887	1.519% due 08/20/22 (Å)		500	498
Toyota Motor Credit Corp.			Granite Master Issuer PLC
1.250% due 10/05/17	885	880	Series 2005-2 Class A7
TriNet HR Corp.			0.819% due 12/20/54 (Ê)	GBP	401	674
1.000% due 07/03/17	1,000	991	Series 2005-2 Class A8
United Technologies Corp.			0.819% due 12/20/54 (Ê)	GBP	485	816
1.800% due 06/01/17	1,015	1,034	Series 2005-4 Class A6
UnitedHealth Group, Inc.			0.739% due 12/20/54 (Ê)	GBP	211	354
0.850% due 10/15/15	2,310	2,318	Series 2006-2 Class A6
VeriFone, Inc.			0.719% due 12/20/54 (Ê)	GBP	570	956
1.000% due 06/30/21	1,000	998	Great Hall Mortgages PLC
Verizon Communications, Inc.			Series 2007-2X Class AC
1.981% due 09/14/18 (Ê)	100	105	0.361% due 06/18/39 (Ê)		466	441
3.650% due 09/14/18	100	107	Hewett's Island CDO, Ltd.
4.500% due 09/15/20	6,417	6,985
			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 213

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2007-6A Class AT				Shell International Finance BV
0.451% due 06/09/19 (Ê)(Þ)		1,398	1,394	0.293% due 11/10/15 (Ê)	1,200	1,201
Hutchison Whampoa International 11,				0.434% due 11/15/16 (Ê)	1,000	1,002
Ltd.				Shinhan Bank
3.500% due 01/13/17 (Þ)		1,500	1,571	0.883% due 04/08/17 (Ê)(Þ)	900	903
Hydro-Quebec				SMART Trust
2.000% due 06/30/16		3,900	3,996	Series 2011-4USA Class A3A
Industrial Bank of Korea				1.810% due 11/14/15 (Þ)	2,266	2,269
3.750% due 09/29/16 (Þ)		1,900	1,998	TC Ziraat Bankasi AS
Intesa Sanpaolo SpA				4.250% due 07/03/19 (Þ)	2,000	1,993
2.375% due 01/13/17		4,320	4,368	Telemovil Finance Co Ltd.
Series YCD				8.000% due 10/01/17 (Å)	1,800	1,872
1.614% due 04/11/16 (Ê)		3,600	3,635	Tencent Holdings, Ltd.
JPMorgan Chase Bank NA				3.375% due 05/02/19 (Þ)	850	863
5.375% due 09/28/16	GBP	3,000	5,419	Total Capital Canada, Ltd.
Korea Development Bank (The)				0.614% due 01/15/16 (Ê)	2,900	2,915
3.250% due 03/09/16		1,800	1,862	Trade MAPS 1, Ltd.
Korea East-West Power Co., Ltd.				Series 2013-1A Class A
2.500% due 07/16/17 (Þ)		1,000	1,020	0.853% due 12/10/18 (Ê)(Þ)	2,190	2,196
Korea Gas Corp.				Transocean, Inc.
2.875% due 07/29/18 (Þ)		1,430	1,463	4.950% due 11/15/15	825	866
Korea Housing Finance Corp.				Venture CDO Ltd.
4.125% due 12/15/15 (Þ)		700	729	0.448% due 07/22/21 (Þ)	5,450	5,333
KT Corp.				Willis Group Holdings PLC
1.750% due 04/22/17 (Þ)		900	901	4.125% due 03/15/16	535	559
Motor PLC						130,934
Series 2012-12A Class A1C				Loan Agreements - 7.8%
1.286% due 02/25/20 (Þ)		2,392	2,394	4L Technologies, Inc. Term Loan
MT Wilson CLO II, Ltd.				5.500% due 05/08/20 (Ê)	1,000	993
Series 2007-2A Class A1				ABILITY Network, Inc. 1st Lien Term
0.464% due 07/11/20 (Ê)(Þ)		438	436	Loan
NOB Hill CLO, Ltd.				6.000% due 05/16/21 (Ê)	1,000	995
Series 2006-1A Class A1				Accudyne Industries Borrower SCA Term
0.474% due 08/15/18 (Ê)(Þ)		456	456	Loan
Nomura Holdings, Inc.				4.000% due 12/13/19 (Ê)	991	986
2.000% due 09/13/16		1,605	1,628	Activision Blizzard, Inc. 1st Lien Term
Nordea Bank AB				Loan B
0.592% due 04/04/17 (Å)(Ê)		1,200	1,202	3.250% due 10/11/20 (Ê)	1,000	998
Norske Skogindustrier ASA				ADS Waste Holdings, Inc. Term Loan
6.125% due 10/15/15 (Þ)		535	495	3.750% due 10/09/19 (Ê)	997	990
Ooredoo International Finance, Ltd.				Affinion Group, Inc. Term Loan B
3.375% due 10/14/16 (Þ)		2,800	2,922	6.750% due 04/30/18 (Ê)	998	986
Orange SA				Amaya BV 2nd Lien Term Loan
2.750% due 09/14/16		5,000	5,169	8.000% due 06/12/22	250	252
Pearson Dollar Finance Two PLC				American Airlines, Inc. Exit Term Loan
6.250% due 05/06/18 (Þ)		4,700	5,315	3.750% due 06/27/19 (Ê)	997	997
Petrobras Global Finance BV				Asurion LLC Term Loan B2
1.849% due 05/20/16 (Ê)		2,200	2,206	4.250% due 07/08/20 (Ê)	997	992
Petrobras International Finance Co.				August LuxUK Holding Co. 1st Lien
5.750% due 01/20/20		3,925	4,178	Term Loan B2
Province of Ontario Canada				5.000% due 06/04/20	769	774
1.000% due 07/22/16		1,200	1,207	August US Holding Co., Inc. 1st Lien
				Term Loan B2
1.600% due 09/21/16		14,500	14,748	5.000% due 06/04/20	231	233
1.100% due 10/25/17		4,700	4,659	Avago Technologies Cayman, Ltd. Term
Rio Tinto Finance USA PLC				Loan B
1.375% due 06/17/16		2,720	2,747	3.750% due 05/06/21	1,000	997
2.250% due 12/14/18		1,160	1,173	Brickman Group, Ltd. LLC Term Loan
Royal Bank of Scotland Group PLC				4.000% due 12/18/20 (Ê)	500	493
2.550% due 09/18/15		1,275	1,299	Calpine Construction Finance Co., LP
1.875% due 03/31/17		3,835	3,854	1st Lien Term Loan B2
4.700% due 07/03/18		1,945	2,037	3.250% due 01/31/22	997	981

See accompanying notes which are an integral part of this quarterly report.

214 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CEC Entertainment, Inc. Term Loan			8.750% due 05/30/22	500	500
4.250% due 02/14/21 (Ê)	998	989	Go Daddy Operating Co. LLC Term Loan
Cengage Learning Acquisitions, Inc. 1st			4.750% due 05/13/21 (Ê)	1,000	995
Lien Term Loan			Grifols Worldwide Operations, Ltd. Term
7.000% due 03/31/20 (Ê)	1,496	1,503	Loan B
Charter Communications Operating LLC			3.155% due 02/27/21	998	992
1st Lien Term Loan E			Harland Clarke Holdings Corp. Term
3.000% due 07/01/20	997	975	Loan B4
Checkout Holding Corp. 1st Lien Term			6.000% due 08/04/19 (Ê)	1,491	1,514
Loan B			Hertz Corp. Term Loan B1
4.500% due 04/09/21 (Ê)	1,000	994	3.750% due 03/11/18	997	995
Chrysler Group LLC 1st Lien Term			Ikaria, Inc. 1st Lien Term Loan
Loan B			5.000% due 02/12/21	1,000	1,001
3.250% due 12/31/18	1,995	1,977	IMG Worldwide Holdings LLC 1st Lien
Ciena Corp. Term Loan B			Term
3.750% due 07/08/19	1,000	995	5.250% due 03/26/21	1,000	991
Cincinnati Bell, Inc. 1st Lien Term			INMAR, Inc. Term Loan
Loan B			4.250% due 01/27/21 (Ê)	1,000	987
4.000% due 09/10/20	997	994
Community Health Systems, Inc. Term			Interactive Data Corp. Term Loan
Loan D			4.750% due 05/02/21 (Ê)	1,000	1,002
4.250% due 01/27/21 (Ê)	1,995	1,997	Internet Brands, Inc. 1st Lien Term Loan
Consolidated Communications, Inc. Term			5.000% due 06/25/21	902	902
Loan B			Internet Brands, Inc. Term Loan
4.250% due 12/23/20	997	998	Zero coupon due 06/25/21	98	98
ConvergeOne Holdings Corp. 1st Lien			La Quinta Intermediate Holdings LLC
Term Loan			Term Loan B
6.000% due 06/17/20	1,000	1,002	4.000% due 04/14/21	962	958
CWGS Group LLC 1st Lien Term Loan B			Las Vegas Sands LLC 1st Lien Term
5.750% due 02/20/20	994	998	Loan B
DealerTrack Technologies, Inc. Term			3.250% due 12/18/20	997	994
Loan B			Marina District Finance Company, Inc.
3.500% due 02/28/21 (Ê)	954	949	Term Loan
			6.750% due 08/15/18 (Ê)	997	1,008
DigitalGlobe, Inc. 1st Lien Term Loan B			Mergermarket USA, Inc. 1st Lien Term
3.750% due 01/31/20	997	996	Loan
Eastman Kodak Co.1st Lien Term Loan			4.500% due 02/04/21	998	980
7.250% due 09/03/19 (Ê)	997	1,009
Emerald Performance Materials 2nd			Michaels Stores, Inc. Term Loan
Lien Term Loan			4.000% due 01/28/20	500	497
7.750% due 07/15/22	250	249	Microsemi Corp. 1st Lien Term Loan
			3.250% due 02/19/20	1,250	1,243
Emerald US, Inc. Term Loan			Millennium Laboratories, Inc. Term
Zero coupon due 05/09/21	1,000	995	Loan B
EnergySolutions LLC Term Loan			5.250% due 03/28/21	1,000	1,000
6.750% due 05/29/20 (Ê)	1,000	1,013
Envision Acquisition Co. LLC 1st Lien			Mood Media Corp. 1st Lien Term Loan B
Term Loan B			7.000% due 05/01/19	998	997
5.750% due 11/04/20	387	388	MSC Software Corp. 1st Lien Term Loan
FairPoint Communications, Inc. Term			5.000% due 05/29/20 (Ê)	1,000	1,004
Loan			Numericable U.S. LLC 1st Lien Term
7.500% due 02/14/19 (Ê)	997	1,027	Loan B1
			4.500% due 04/23/20	536	537
First Data Corp. Term Loan			Numericable U.S. LLC 1st Lien Term
3.666% due 03/24/18	1,000	990	Loan B2
Fitness International LLC Term Loan B			4.500% due 04/23/20	464	464
5.500% due 07/01/20	500	495
FMG Resources Pty, Ltd. 1st Lien Term			Nuveen Investments, Inc. Term Loan
Loan B			4.155% due 05/13/17 (Ê)	3,750	3,743
3.750% due 06/30/19	997	991	Open Text Corp. Term Loan B
			3.250% due 01/04/21	997	994
Gates Global LLC Term Loan			P2 Newco Acquisition Inc. 2nd Lien
4.250% due 07/03/21	1,000	991
GENEX Holdings, Inc. 1st Lien Term			Term Loan
Loan			9.500% due 10/22/21 (Ê)	250	250
5.250% due 05/30/21	500	501	Paragon Offshore Ltd. Term Loan B
GENEX Holdings, Inc. 2nd Lien Term			3.750% due 06/19/21	500	497
Loan			Peak 10 Corp. 1st Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 215

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 06/17/21	1,000	1,001	Vantiv, Inc. Term Loan B
Phillips-Medisize Corp. 1st Lien Term			3.750% due 05/12/21	1,000	1,000
Loan			Virgin Media Investment Holdings, Ltd.
4.750% due 06/16/21	1,000	998	Term Loan
Pinnacle Entertainment, Inc. 1st Lien			3.500% due 06/07/20 (Ê)	1,000	991
Term Loan B2			Visant Corp. Term Loan B
3.750% due 08/13/20	965	962	5.250% due 12/22/16 (Ê)	1,000	996
Pinnacle Foods Finance LLC 1st Lien			Walker & Dunlop, Inc. Term Loan B
Term Loan G			5.500% due 12/20/20 (Ê)	1,496	1,511
3.250% due 04/29/20 (Ê)	874	865	Windstream Corp. 1st Lien Term Loan
Pinnacle Foods Finance LLC Term Loan			B4
H			3.500% due 01/23/20	997	992
3.250% due 04/29/20	249	247	WMG Acquisition Corp. Term Loan B
PowerTeam Services, LLC 2nd Lien			3.750% due 07/01/20 (Ê)	997	976
Term Loan			Yonkers Racing Corp. 1st Lien Term
8.250% due 11/06/20 (Ê)	500	487	Loan
Renaissance Learning, Inc. 1st Lien			4.250% due 08/16/19	992	932
Term Loan
4.500% due 03/20/21	998	992			92,228
RHP Hotel Properties LP Term Loan B			Mortgage-Backed Securities - 22.0%
3.750% due 01/05/21	1,000	1,002	A10 Term Asset Financing LLC
Roundy's Supermarkets, Inc. 1st Lien			Series 2014-1 Class A1
Term Loan B			1.720% due 04/15/33 (Þ)	2,020	2,024
5.750% due 03/03/21 (Ê)	998	990	Alternative Loan Trust
Rovi Corp. Term Loan B			Series 2003-J2 Class A1
3.750% due 06/12/21	1,000	995	6.000% due 10/25/33	51	53
RP Crown Parent LLC Term Loan			American General Mortgage Loan Trust
6.000% due 12/21/18	997	1,000	Series 2010-1A Class A1
RPI Finance Trust 1st Lien Term Loan			5.150% due 03/25/58 (Þ)	85	85
B2			American Home Mortgage Investment
3.250% due 05/09/18	997	995	Trust
Scientific Games International, Inc. Term			Series 2004-3 Class 5A
Loan			2.173% due 10/25/34 (Ê)	358	360
4.250% due 10/18/20 (Ê)	1,247	1,227	Series 2004-4 Class 4A
Signode Industrial Group US, Inc. Term			2.327% due 02/25/45 (Ê)	168	170
Loan B			Banc of America Commercial Mortgage
4.000% due 03/21/21	1,000	993	Trust
Southwire Co. 1st Lien Term Loan B			Series 2006-2 Class AM
3.250% due 02/10/21	998	992	5.766% due 05/10/45	1,270	1,378
Spansion LLC Term Loan			Series 2007-2 Class A1A
3.750% due 12/19/19 (Ê)	997	994	5.561% due 04/10/49	687	744
Spectrum Brands, Inc. Term Loan C			Series 2008-1 Class A3
3.500% due 09/04/19	997	995	6.197% due 02/10/51	133	133
Stena International SA Term Loan B			Banc of America Commercial Mortgage
4.000% due 03/03/21	998	995	Trust 2007-2
Sungard Availability Services Capital,			Series 2007-2 Class AM
Inc. Term Loan			5.622% due 04/10/49	1,245	1,366
6.000% due 03/29/19 (Ê)	2,344	2,321	Banc of America Funding Trust
The Active Network, Inc. 1st Lien Term			Series 2005-D Class A1
Loan			2.627% due 05/25/35 (Ê)	267	274
5.500% due 11/15/20 (Ê)	997	988	Series 2006-A Class 1A1
Total Safety U.S., Inc. 1st Lien Term			2.639% due 02/20/36 (Ê)	575	578
Loan B			Series 2006-F Class 1A2
1.250% due 03/13/20	997	985	2.613% due 07/20/36 (Ê)	47	32
Tribune Media Co. Term Loan			Series 2006-I Class 5A1
4.000% due 12/27/20 (Ê)	997	994	5.568% due 10/20/46 (Ê)	240	208
TWCC Holding Corp. 2nd Lien Term			Banc of America Merrill Lynch
Loan			Commercial Mortgage, Inc.
3.500% due 06/26/20	500	491	Series 2004-4 Class B
TWCC Holding Corp. Term Loan			4.985% due 07/10/42	915	919
7.000% due 02/13/17 (Ê)	1,000	989	Series 2004-6 Class A5
U.S. Shipping Corp. Term Loan			4.811% due 12/10/42	328	329
Zero coupon due 04/30/18	500	506

See accompanying notes which are an integral part of this quarterly report.

216 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-1 Class A4			Series 2003-40 Class A5
5.171% due 11/10/42	953	956	4.500% due 10/25/18	820	839
Series 2005-5 Class B			Series 2004-HYB9 Class 1A1
5.215% due 10/10/45	400	408	2.471% due 02/20/35 (Ê)	176	175
Series 2007-3 Class A3			Series 2005-HYB9 Class 5A1
5.565% due 06/10/49	2,840	2,839	2.376% due 02/20/36 (Ê)	538	463
Banc of America Mortgage Securities,			Series 2006-1 Class A2
Inc.			6.000% due 03/25/36	516	480
Series 2004-2 Class 5A1			Series 2007-1 Class A1
6.500% due 10/25/31	23	25	6.000% due 03/25/37	1,532	1,427
Series 2004-G Class 2A7			Series 2007-9 Class A11
2.702% due 08/25/34 (Ê)	972	975	5.750% due 07/25/37	736	707
Series 2004-I Class 2A2			CHL Mortgage Pass-Through Trust
2.754% due 10/25/34 (Ê)	1,072	1,080	2004-22
BCAP LLC 2011-RR11 Trust			Series 2004-22 Class A3
Series 2011-R11 Class 15A1			2.502% due 11/25/34 (Ê)	104	98
2.599% due 10/26/33 (Ê)(Þ)	1,413	1,442	Citigroup Commercial Mortgage Trust
Series 2011-R11 Class 20A5			Series 2005-CD1 Class AJ
2.605% due 03/26/35 (Ê)(Þ)	699	711	5.226% due 07/15/44	1,055	1,101
BCAP LLC Trust			Citigroup Mortgage Loan Trust, Inc.
Series 2013-RR4 Class 1A1			Series 2007-10 Class 2A3A
0.325% due 09/26/35 (Ê)(Þ)	227	224	2.886% due 09/25/37 (Ê)	93	80
Bear Stearns Adjustable Rate Mortgage			Commercial Mortgage Asset Trust
Trust			Series 1999-C1 Class D
Series 2005-6 Class 1A1			7.115% due 01/17/32	89	89
2.570% due 08/25/35 (Ê)	118	103	Series 2001-J2A Class E
Bear Stearns Alt-A Trust			6.922% due 07/16/34 (Þ)	760	849
Series 2005-4 Class 23A1			Commercial Mortgage Pass Through
2.537% due 05/25/35 (Ê)	474	463	Certificates
Series 2005-7 Class 22A1			Series 2007-GG9 Class A2
2.696% due 09/25/35 (Ê)	30	26	5.381% due 03/10/39	313	318
Bear Stearns ARM Trust			Series 2007-GG9 Class A4
Series 2003-1 Class 5A1			5.444% due 03/10/39	700	759
2.234% due 04/25/33 (Ê)	66	66	Commercial Mortgage Trust
Series 2004-5 Class 2A			Series 2005-CD1 Class AM
2.953% due 07/25/34 (Ê)	682	684	5.226% due 07/15/44	580	607
Bear Stearns ARM Trust 2003-8			Series 2006-CD2 Class A1B
Series 2003-8 Class 2A1			5.301% due 01/15/46	979	1,031
2.737% due 01/25/34 (Ê)	79	80	Series 2007-CD4 Class A1A
Bear Stearns Commercial Mortgage			5.289% due 12/11/49	4,370	4,683
Securities Trust			Countrywide Alternative Loan Trust
Series 2002-TOP6 Class G			Series 2005-48T1 Class A6
6.000% due 10/15/36 (Þ)	1,829	1,917	5.500% due 11/25/35	1,938	1,803
Series 2003-T12 Class C			Series 2006-36T2 Class 1A9
4.710% due 08/13/39	247	246	1.055% due 12/25/36 (Ê)	449	309
Series 2005-PWR7 Class A3			Credit Suisse Commercial Mortgage
5.116% due 02/11/41	330	334	Trust
Series 2005-T18 Class B			Series 2006-C2 Class A1A
5.035% due 02/13/42	400	409	5.669% due 03/15/39	3,906	4,151
Bear Stearns Structured Products, Inc.			Series 2006-C3 Class A1A
Series 2007-R6 Class 1A1			5.789% due 06/15/38	330	352
1.872% due 01/26/36 (Ê)	148	117	Series 2006-C5 Class A1A
Series 2007-R6 Class 2A1			5.297% due 12/15/39	530	572
2.522% due 12/26/46 (Ê)	1,236	853	Series 2007-C1 Class A3
Capmark Mortgage Securities, Inc.			5.383% due 02/15/40	83	90
Series 1997-C2 Class G			Credit Suisse First Boston Mortgage
6.750% due 04/15/29	573	635	Securities Corp.
Chase Commercial Mortgage Securities			Series 2003-C5 Class D
Corp.			5.116% due 12/15/36	379	379
Series 1998-1 Class F			Series 2004-C4 Class B
6.560% due 05/18/30 (Þ)	21	21	4.816% due 10/15/39	1,330	1,329
CHL Mortgage Pass-Through Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 217

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-C5 Class B			Series 2004-T1 Class 1A2
4.929% due 11/15/37	3,070	3,106	6.500% due 01/25/44	755	857
Series 2005-C2 Class A3			Series 2004-T2 Class 1A3
4.691% due 04/15/37	1,424	1,431	7.000% due 11/25/43	620	694
Series 2005-C6 Class D			Fannie Mae REMICS
5.230% due 12/15/40	975	974	Series 2002-57 Class PG
DBRR Trust			5.500% due 09/25/17	227	239
Series 2012-EZ1 Class B			Series 2004-70 Class EB
1.393% due 09/25/45 (Þ)	656	655	5.000% due 10/25/24	134	145
Series 2013-EZ2 Class A			Series 2007-18 Class BD
0.853% due 02/25/45 (Þ)	492	492	5.750% due 05/25/36	1,024	1,050
Deutsche Mortgage Securities, Inc. Re-			Series 2007-30 Class AF
REMIC Trust Certificates			0.465% due 04/25/37 (Ê)	138	138
Series 2005-WF1 Class 1A3			Series 2007-63 Class FC
5.233% due 06/26/35 (Ê)(Þ)	203	206	0.505% due 07/25/37 (Ê)	320	320
Extended Stay America Trust			Series 2007-73 Class A1
Series 2013-ESFL Class A1FL			0.215% due 07/25/37 (Ê)	84	83
0.956% due 12/05/31 (Å)(Ê)	688	688	Series 2009-96 Class DB
Series 2013-ESH7 Class A27			4.000% due 11/25/29	215	230
2.958% due 12/05/31 (Þ)	1,675	1,685	Series 2010-15 Class FD
Fannie Mae			0.895% due 03/25/40 (Ê)	898	910
4.771% due 2015	624	642	Series 2010-141 Class MD
7.000% due 2017	17	18	2.000% due 10/25/40	368	369
4.500% due 2019	65	69	Series 2010-150 Class PC
5.700% due 2019	910	1,026	3.000% due 10/25/40	679	693
4.500% due 2020	1,388	1,469	Series 2011-53 Class FY
4.500% due 2021	65	69	0.705% due 06/25/41 (Ê)	1,667	1,678
7.000% due 2022	166	175	Series 2012-146 Class QA
4.500% due 2025	681	732	1.000% due 01/25/43	166	155
2.230% due 2033(Ê)	38	40	Fannie Mae Whole Loan
2.238% due 2035(Ê)	717	758	Series 2002-W3 Class A4
2.279% due 2035(Ê)	64	69	6.500% due 11/25/41	292	333
2.482% due 2035(Ê)	5,205	5,579	Series 2003-W2 Class 1A1
1.373% due 2041(Ê)	302	316	6.500% due 07/25/42	150	171
			Series 2004-W2 Class 2A2
1.323% due 2042(Ê)	95	98	7.000% due 02/25/44	545	628
15 Year TBA(Ï)			Series 2004-W9 Class 2A1
3.500%	6,920	7,293	6.500% due 02/25/44	29	32
4.500%	4,000	4,226	Series 2004-W11 Class 1A2
30 Year TBA(Ï)			6.500% due 05/25/44	227	262
5.000%	2,200	2,421	Series 2004-W12 Class 1A1
5.500%	1,000	1,109	6.000% due 07/25/44	2,516	2,809
6.000%	2,000	2,248	Series 2005-W1 Class 1A2
Fannie Mae ACES			6.500% due 10/25/44	78	91
Series 2006-M2 Class A2F			FDIC Guaranteed Notes Trust
5.259% due 05/25/20	608	676	Series 2010-C1 Class A
Fannie Mae Grantor Trust			2.980% due 12/06/20 (Þ)	697	721
Series 2001-T3 Class A1			Series 2010-S1 Class 1A
7.500% due 11/25/40	245	285	0.702% due 02/25/48 (Ê)(Þ)	213	213
Series 2001-T4 Class A1			FDIC Trust
7.500% due 07/25/41	668	793	Series 2010-R1 Class A
Series 2001-T8 Class A2			2.184% due 05/25/50 (Þ)	2,711	2,729
9.500% due 07/25/41	17	21	Series 2011-R1 Class A
Series 2001-T10 Class A1			2.672% due 07/25/26 (Þ)	1,079	1,107
7.000% due 12/25/41	47	55	Federal Home Loan Mortgage Corp.
Series 2001-T10 Class A2			Multifamily Structured Pass Through
7.500% due 12/25/41	842	969	Certificates
Series 2002-T4 Class A3			Series 2012-K501 Class X1A
7.500% due 12/25/41	7	8	Interest Only STRIP
Series 2002-T19 Class A1			1.739% due 08/25/16	11,046	263
6.500% due 07/25/42	421	478

See accompanying notes which are an integral part of this quarterly report.
218 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-K706 Class X1			Series 2012-4036 Class PA
Interest Only STRIP			2.750% due 04/15/41	694	684
1.588% due 10/25/18	11,323	663	Series 2013-4157 Class MA
Federal Home Loan Mortgage Corp.			2.000% due 01/15/53	1,053	1,031
Multifamily Structured Pass-Through			Series 2013-4272 Class YG
Certificates			2.000% due 11/15/26	3,672	3,708
Series 2011-K702 Class X1			GE Capital Commercial Mortgage Corp.
Interest Only STRIP			Series 2005-C3 Class F
1.532% due 02/25/18	31,071	1,484	5.158% due 07/10/45 (Þ)	2,030	2,059
Series 2011-K703 Class A1			GE Commercial Mortgage Corp. Trust
1.873% due 01/25/18	225	229	Series 2007-C1 Class A1A
Federal Home Loan Mortgage Corp.			5.483% due 12/10/49	1,581	1,725
Structured Pass Through Securities			Ginnie Mae II
Series 2002-51 Class 1A			1.625% due 2027(Ê)	27	28
6.500% due 09/25/43	151	172
Federal Home Loan Mortgage Corp.			1.625% due 2032(Ê)	36	38
Structured Pass-Through Securities			3.500% due 2040(Ê)	9,150	9,651
Series 2003-58 Class 2A			4.000% due 2040(Ê)	569	605
6.500% due 09/25/43	37	42	5.390% due 2059	3,459	3,701
Series 2005-63 Class 1A1			5.508% due 2059	2,824	3,019
1.315% due 02/25/45 (Ê)	300	304	5.500% due 2060	2,848	3,109
First Horizon Asset Securities, Inc.			4.502% due 2061	768	840
Series 2005-AR4 Class 2A1			4.700% due 2061	1,627	1,794
2.567% due 10/25/35 (Ê)	1,123	987	4.748% due 2061	3,548	3,817
Freddie Mac			4.582% due 2062	1,226	1,338
6.000% due 2018	30	31	4.672% due 2062	750	814
5.500% due 2019	680	726	4.674% due 2062	1,710	1,856
5.500% due 2022	403	439	4.816% due 2062	1,747	1,903
5.500% due 2029	171	190	4.856% due 2062	2,649	2,876
2.395% due 2035(Ê)	143	153	4.732% due 2063	1,606	1,755
2.403% due 2035(Ê)	124	132	GMAC Commercial Mortgage Securities,
Freddie Mac REMICS			Inc.
Series 2003-2559 Class PB			Series 2004-C3 Class A4
5.500% due 08/15/30	1	1	4.547% due 12/10/41	69	69
Series 2003-2632 Class AB			Series 2005-C1 Class A5
4.500% due 06/15/18	1,205	1,271	4.697% due 05/10/43	380	387
Series 2003-2657 Class WT			Government National Mortgage
4.500% due 08/15/18	298	313	Association
Series 2005-2922 Class JN			Series 2010-14 Class A
4.500% due 02/15/20	2,534	2,653	4.500% due 06/16/39	238	255
Series 2006-3149 Class LF			Series 2010-74 Class IO
0.452% due 05/15/36 (Ê)	225	225	Interest Only STRIP
Series 2006-R006 Class ZA			0.461% due 03/16/50	8,492	215
6.000% due 04/15/36	1,474	1,596	Series 2010-124 Class C
Series 2006-R007 Class ZA			3.392% due 03/16/45	675	697
6.000% due 05/15/36	1,420	1,593	Series 2010-H04 Class BI
Series 2007-3335 Class BF			Interest Only STRIP
0.302% due 07/15/19 (Ê)	41	41	1.386% due 04/20/60	5,261	293
Series 2007-3335 Class FT			Series 2010-H12 Class PT
0.302% due 08/15/19 (Ê)	118	118	5.470% due 11/20/59	1,176	1,256
Series 2010-3673 Class QA			Series 2010-H22 Class JI
4.500% due 06/15/39	536	567	Interest Only STRIP
Series 2010-3704 Class DC			2.499% due 11/20/60	4,370	426
4.000% due 11/15/36	370	393	Series 2011-H21 Class HI
Series 2011-3816 Class D			Interest Only STRIP
3.500% due 08/15/28	1,505	1,562	1.811% due 11/20/61	10,011	720
Series 2011-3898 Class AF			Series 2012-99 Class CI
0.722% due 06/15/41 (Ê)	1,991	2,003	Interest Only STRIP
Series 2012-4029 Class BG			1.043% due 10/16/49	7,163	528
2.500% due 07/15/41	223	219	Series 2012-115
			Interest Only STRIP
			0.432% due 04/16/54	7,648	353

			See accompanying notes which are an integral part of this quarterly report.
				Russell Short Duration Bond Fund 219

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Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-132			Series 2001-CIB2 Class D
Interest Only STRIP			6.847% due 04/15/35	638	649
1.141% due 06/16/54	13,517	967	Series 2002-C2 Class E
Series 2012-147 Class AE			5.756% due 12/12/34	295	314
1.750% due 07/16/47	1,243	1,186	Series 2003-C1 Class D
Series 2012-H11 Class CI			5.192% due 01/12/37	620	621
Interest Only STRIP			Series 2004-LN2 Class A2
2.903% due 04/20/62	6,197	589	5.115% due 07/15/41	468	468
Series 2013-H03 Class HI			Series 2004-LN2 Class B
Interest Only STRIP			5.206% due 07/15/41	150	152
2.584% due 12/20/62	5,382	606	Series 2005-CB12 Class AJ
Series 2013-H06 Class HI			4.987% due 09/12/37	1,100	1,136
Interest Only STRIP			Series 2005-CB13 Class A4
2.932% due 01/20/63	11,812	1,269	5.244% due 01/12/43	2,070	2,163
Series 2013-H07 Class JL			Series 2006-LDP6 Class ASB
Interest Only STRIP			5.490% due 04/15/43	475	482
2.630% due 03/20/63	12,528	1,468	Series 2006-LDP9 Class A1A
Greenpoint Mortgage Pass-Through			5.257% due 05/15/47	1,994	2,104
Certificates
Series 2003-1 Class A1			Series 2014-FBLU Class C
2.795% due 10/25/33 (Ê)	118	116	2.152% due 12/15/28 (Ê)(Þ)	2,300	2,312
GSMPS Mortgage Loan Trust			JPMorgan Mortgage Trust
Series 1998-1 Class A			Series 2004-A2 Class 1A1
8.000% due 09/19/27 (Þ)	43	44	2.609% due 05/25/34 (Ê)	180	180
Series 1998-2 Class A			Series 2005-A1 Class 6T1
7.620% due 05/19/27 (Þ)	190	193	2.813% due 02/25/35 (Ê)	7	7
Series 1998-3 Class A			Series 2005-A4 Class 1A1
7.750% due 09/19/27 (Þ)	9	9	5.230% due 07/25/35 (Ê)	62	63
Series 1999-3 Class A			Series 2006-A6 Class 1A2
8.000% due 08/19/29 (Þ)	17	17	2.591% due 10/25/36 (Ê)	26	22
Series 2005-RP1 Class 1A4			LB Commercial Mortgage Trust
8.500% due 01/25/35 (Þ)	184	199	Series 1998-C4 Class G
			5.600% due 10/15/35 (Þ)	159	159
Series 2006-RP1 Class 1A2			LB-UBS Commercial Mortgage Trust
7.500% due 01/25/36 (Þ)	374	378	Series 2004-C7 Class A1A
Series 2006-RP1 Class 1A3			4.475% due 10/15/29	1,167	1,170
8.000% due 01/25/36 (Þ)	98	102	Series 2005-C2 Class AJ
Series 2006-RP1 Class 1A4			5.205% due 04/15/30	2,300	2,359
8.500% due 01/25/36 (Þ)	72	77	Series 2005-C3 Class AM
GSR Mortgage Loan Trust			4.794% due 07/15/40	2,007	2,064
Series 2004-7 Class 1A1
2.244% due 06/25/34 (Ê)	137	138	Series 2006-C6 Class A1A
			5.342% due 09/15/39	372	401
Series 2005-AR6 Class 2A1			Mastr Adjustable Rate Mortgages Trust
2.658% due 09/25/35 (Ê)	227	229	Series 2005-1 Class B1
Series 2006-2F Class 3A3			3.379% due 03/25/35 (Ê)	230	22
6.000% due 02/25/36	2,186	1,905

Series 2006-3F Class 2A3			Mastr Series Reperforming 2005-1 Class Loan 1A3 Trust
5.750% due 03/25/36	317	292	7.000% due 08/25/34 (Þ)	468	481
Series 2006-8F Class 4A17			Series 2005-2 Class 1A4
6.000% due 09/25/36	780	632	8.000% due 05/25/35 (Þ)	322	327
Series 2007-AR1 Class 1A1			Merrill Lynch Mortgage Investors Trust
2.614% due 03/25/37 (Ê)	2,527	2,177	Series 1998-C1 Class A3
HarborView Mortgage Loan Trust			6.720% due 11/15/26	1,129	1,193
Series 2005-4 Class 3A1			Series 1998-C3 Class IO
2.594% due 07/19/35 (Ê)	681	635	Interest Only STRIP
JP Morgan Chase Commercial Mortgage			0.897% due 12/15/30	1,200	27
Securities Trust
Series 2007-CB20 Class AM			Series 2005-A10 Class A
5.879% due 02/12/51	160	178	0.365% due 02/25/36 (Ê)	40	36
JPMorgan Chase Commercial Mortgage			Merrill Lynch Mortgage Trust
Securities Trust			Series 2004-KEY2 Class A4
Series 2001-CIB2 Class C			4.864% due 08/12/39	210	210
6.739% due 04/15/35	163	164

See accompanying notes which are an integral part of this quarterly report.

220 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-KEY2 Class B			Nomura Asset Acceptance Corp.
4.947% due 08/12/39	1,977	1,982	Alternative Loan Trust
Series 2005-CIP1 Class AM			Series 2004-AR4 Class 1A1
5.107% due 07/12/38	2,848	2,954	2.658% due 12/25/34	426	430
Merrill Lynch Mortgage Trust 2006-C2			Series 2005-WF1 Class 2A2
Series 2006-C2 Class AM			4.786% due 03/25/35	88	91
5.782% due 08/12/43	625	676	NorthStar Mortgage Trust
MLCC Mortgage Investors, Inc.			Series 2012-1 Class A
2.685% due 11/25/35	2,698	2,673	1.351% due 08/25/29 (Ê)(Þ)	500	501
Series 2005-3 Class 5A			Prime Mortgage Trust
0.405% due 11/25/35 (Ê)	66	64	Series 2004-CL1 Class 1A2
ML-CFC Commercial Mortgage Trust			0.555% due 02/25/34 (Ê)	33	31
2007-6			Series 2004-CL1 Class 2A2
Series 2007-6 Class A4			0.555% due 02/25/19 (Ê)	—	—
5.485% due 03/12/51	200	218	Prudential Commercial Mortgage Trust
Morgan Stanley Capital I Trust			Series 2003-PWR1 Class E
Series 2004-HQ4 Class A7			5.259% due 02/11/36 (Þ)	262	261
4.970% due 04/14/40	47	47	RBSCF Trust
Series 2004-T13 Class C			Series 2010-RR3 Class MSCA
4.790% due 09/13/45	52	52	5.909% due 06/16/49 (Þ)	387	420
Series 2006-HQ8 Class A4			Series 2010-RR4 Class CMLA
5.415% due 03/12/44	577	604	6.012% due 12/16/49 (Å)	565	603
Morgan Stanley Capital I Trust			Series 2010-RR4 Class WBCA
2005-HQ6			5.509% due 04/16/47 (Þ)	2,500	2,637
Series 2005-HQ6 Class D			RBSSP Resecuritization Trust 2010-3
5.202% due 08/13/42	1,000	1,018	Series 2010-3 Class 9A1
Morgan Stanley Capital I Trust			5.500% due 02/26/35 (Þ)	1,416	1,471
2006-IQ12			Reperforming Loan REMIC Trust
Series 2006-IQ12 Class AM			Series 2005-R2 Class 2A4
5.370% due 12/15/43	265	287	8.500% due 06/25/35 (Þ)	97	103
Morgan Stanley Capital I Trust			Residential Asset Securitization Trust
2007-HQ12			Series 2005-A10 Class A3
Series 2007-HQ12 Class A2			5.500% due 09/25/35	310	269
5.592% due 04/12/49	1,353	1,377
Morgan Stanley Dean Witter Capital I			Series 2006-A9CB Class A6
Trust			6.000% due 09/25/36	538	356
Series 2001-TOP3 Class C			RFMSI Trust
6.790% due 07/15/33	190	199	Series 2006-S10 Class 1A7
Morgan Stanley Re-REMIC Trust			6.000% due 10/25/36	381	335
Series 2010-GG10 Class A4A			Rialto Capital Management LLC
5.803% due 08/15/45 (Þ)	3,919	4,294	Series 2014-LT5 Class A
Series 2010-HQ4 Class AJ			2.850% due 05/15/24 (Þ)	1,121	1,121
4.970% due 04/15/40 (Þ)	880	882	Rref, LLC
Mortgage-Linked Amortizing Notes			Series 2013-LT2 Class A
Series 2012-1 Class A10			2.833% due 05/22/28 (Þ)	240	240
2.060% due 01/15/22	5,375	5,446	Salomon Brothers Mortgage Securities
			VII, Inc.
Motel 6 Trust			Series 2003-UP2 Class A1
Series 2012-MTL6 Class A1			7.000% due 12/25/18	59	62
1.500% due 10/05/25 (Þ)	2,159	2,146

Series 2012-MTL6 Class A2			Sequoia Series Mortgage 2004-9 Class Trust A2
1.948% due 10/05/25 (Þ)	1,800	1,795	0.694% due 10/20/34 (Ê)	753	728
Series 2012-MTL6 Class XA1			Structured Asset Mortgage Investments
Interest Only STRIP			Trust
3.005% due 10/05/25 (Þ)	11,200	115	Series 2002-AR3 Class A1
MRFC Mortgage Pass-Through Trust			0.816% due 09/19/32 (Ê)	11	11
Series 2000-TBC2 Class A1			Structured Asset Securities Corp.
0.632% due 06/15/30 (Ê)	232	227	Mortgage Pass Through Certificates
NCUA Guaranteed Notes			Series 2001-21A Class 1A1
Series 2010-R1 Class 2A			2.218% due 01/25/32 (Ê)	7	6
1.840% due 10/07/20	887	894	Series 2003-34A Class 6A
Series 2010-R3 Class 3A			2.659% due 11/25/33 (Ê)	245	241
2.400% due 12/08/20	525	530	Structured Asset Securities Corp. Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 221

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Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2005-16 Class 1A2			Series 2006-AR17 Class A1
5.500% due 09/25/35	486	497	2.612% due 10/25/36 (Ê)		1,316	1,268
Suntrust Adjustable Rate Mortgage Loan			Series 2007-AR8 Class A1
Trust			6.049% due 11/25/37 (Ê)		563	517
Series 2007-2 Class 3A3						261,132
2.707% due 04/25/37 (Ê)	3,451	2,935	Municipal Bonds - 0.1%
Wachovia Bank Commercial Mortgage			New Jersey Economic Development
Trust			Authority Revenue Bonds
Series 2004-C15 Class A4			1.096% due 06/15/16		1,000	998
4.803% due 10/15/41	42	42

Series 2004-C15 Class B			Non-US Bonds - 3.0%
4.892% due 10/15/41	320	320	Banco Popolare SC
Series 2005-C17 Class A4			3.500% due 03/14/19	EUR	600	819
5.083% due 03/15/42	96	97	Bankia SA SR Unsecured
Series 2007-C31 Class A2			4.375% due 02/14/17	EUR	200	287
5.421% due 04/15/47	49	49	Brazil Notas do Tesouro Nacional
Series 2007-C31 Class A4			Series NTNF
5.509% due 04/15/47	1,380	1,485	10.000% due 01/01/17	BRL	2,954	1,272
Series 2007-C32 Class A2			Buoni Poliennali del Tesoro Bonds
5.740% due 06/15/49	181	183	2.250% due 04/22/17	EUR	1,801	2,514
Series 2007-WHL8 Class A1			1.150% due 05/15/17	EUR	400	541
0.232% due 06/15/20 (Ê)(Þ)	514	511	Cadogan Square CLO III BV
Washington Mutual Commercial			Series 2006-3X Class A
Mortgage Securities Trust			0.536% due 01/17/23 (Ê)	EUR	582	767
Series 2006-SL1 Class A
4.318% due 11/23/43 (Þ)	92	92	DEPFA Bank PLC
Washington Mutual Mortgage Pass-			3.875% due 11/14/16	EUR	2,800	4,023
Through Certificates			FCE Bank PLC
Series 2002-AR9 Class 1A			1.875% due 05/12/16	EUR	100	137
1.521% due 08/25/42 (Ê)	108	104	Federate Republic of Brazil Bond
Series 2005-AR13 Class A1A1			2.875% due 04/01/21	EUR	2,020	2,782
0.445% due 10/25/45 (Ê)	581	549	Granite Master Issuer PLC
Washington Mutual Mortgage Pass-			Series 2004-2 Class 3A
Through Certificates Trust			0.874% due 06/20/44 (Ê)	GBP	136	228
Series 2002-AR6 Class A			Series 2005-4 Class A5
1.521% due 06/25/42 (Ê)	44	43	0.291% due 12/20/54 (Ê)	EUR	718	954
Series 2003-AR7 Class A7			Series 2006-4 Class A7
2.301% due 08/25/33 (Ê)	95	96	0.311% due 12/20/54 (Ê)	EUR	169	225
Series 2004-AR13 Class A2A			Hercules (Eclipse) PLC
0.525% due 11/25/34 (Ê)	345	331	0.769% due 10/25/18	GBP	467	769
Series 2006-AR11 Class 2A			Italy Buoni Poliennali Del Tesoro
2.182% due 09/25/46 (Ê)	322	301	4.750% due 05/01/17	EUR	200	297
Series 2007-HY3 Class 4A1			4.750% due 06/01/17	EUR	3,600	5,354
2.363% due 03/25/37 (Ê)	629	596	Jubilee CDO V BV
Wells Fargo Mortgage Backed Securities			Series 2005-X Class A2
Trust			0.626% due 08/21/21 (Ê)	EUR	191	254
Series 2004-CC Class A1			Leopard CLO III BV
2.615% due 01/25/35 (Ê)	88	88	Series 2005-X Class A1
Series 2005-AR2 Class 2A1			0.677% due 04/21/20 (Ê)	EUR	47	63
2.614% due 03/25/35 (Ê)	195	197	Mercator CLO II PLC
Series 2005-AR16 Class 6A3			Series 2007-X Class A1
2.615% due 10/25/35 (Ê)	2,507	2,526	0.556% due 02/18/24 (Ê)	EUR	319	420
Series 2006-6 Class 1A22			Mexican Bonos
6.000% due 05/25/36 (Ê)	1,790	1,766	Series M
Series 2006-AR2 Class 2A1			6.250% due 06/16/16	MXN	12,825	1,021
2.614% due 03/25/36	389	389	6.500% due 06/10/21	MXN	16,192	1,302
Series 2006-AR2 Class 2A3			Mexican Udibonos
2.614% due 03/25/36 (Ê)	1,106	1,108	Series S
Series 2006-AR10 Class 4A1			5.000% due 06/16/16	MXN	2,056	170
2.610% due 07/25/36 (Ê)	486	444	4.000% due 11/15/40	MXN	1,028	87
Series 2006-AR10 Class 5A6			New Zealand Government Bond
2.612% due 07/25/36 (Ê)	97	95	3.000% due 04/15/20	NZD	3,412	2,733

See accompanying notes which are an integral part of this quarterly report.

222 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
OCI Euro Fund I BV				Series 8
Series 2007-1X Class A2				6.750% due 12/01/14		1,400	1,416
0.597% due 08/15/24 (Ê)	EUR	700	925	Anheuser-Busch InBev Worldwide, Inc.
Prospero CLO II BV / Prospero CLO				5.375% due 11/15/14		1,340	1,358
II, Inc.
0.567% due 10/20/22	EUR	1,205	1,601	4.125% due 01/15/15		1,700	1,728
Province of Ontario Canada				Autonomous Community of Catalonia
4.300% due 03/08/17	CAD	500	492	3.875% due 04/07/15	EUR	1,850	2,518
RCI Banque SA				Autonomous Community of Valencia
5.625% due 10/05/15	EUR	200	283	Spain
Spain Government Bond				4.375% due 07/16/15	EUR	100	138
5.500% due 07/30/17	EUR	100	153	Banca Monte dei Paschi di Siena
4.500% due 01/31/18	EUR	600	904	3.125% due 06/30/15	EUR	1,000	1,366
Sweden Government Bond				Banco do Brasil SA
Series 1052				4.500% due 01/22/15 (Þ)		200	203
4.250% due 03/12/19	SEK	22,500	3,769	Banco Mercantil del Norte SA
Titrisocram				4.375% due 07/19/15 (Þ)		500	512
Series 2012-1 Class A
1.068% due 03/25/22 (Ê)	EUR	108	145	Bank of America Corp.
Vulcan, Ltd.				4.500% due 04/01/15		6,000	6,156
0.615% due 05/15/17	EUR	316	415	Series MTNC
Wood Street CLO 1 BV				5.000% due 01/15/15		885	903
Series 2005-I Class A				BellSouth Corp.
0.657% due 11/22/21 (Ê)	EUR	232	308	4.182% due 04/26/15 (Å)		700	714
			36,014	Caterpillar Financial Services Corp.
United States Government Treasuries - 20.4%				1.100% due 05/29/15		705	710
United States Treasury Notes				Central American Bank for Economic
1.250% due 08/31/15		5,570	5,635	Integration
1.250% due 09/30/15		7,465	7,557	5.375% due 09/24/14 (Þ)		700	704
4.500% due 11/15/15		9,285	9,794	Citigroup, Inc.
0.250% due 11/30/15		400	400	5.000% due 09/15/14		400	402
0.250% due 12/15/15		8,820	8,820	2.650% due 03/02/15		1,400	1,417
2.125% due 12/31/15		12,155	12,473	Covidien International Finance SA
0.375% due 02/15/16		13,875	13,886	1.350% due 05/29/15		1,170	1,178
0.250% due 04/15/16		5,735	5,720	Credit Suisse
0.500% due 06/30/16		4,675	4,674	0.465% due 03/17/15 (~)		400	400
0.375% due 07/31/16		33,520	33,494	CVS Caremark Corp.
0.875% due 09/15/16		4,010	4,031	3.250% due 05/18/15		890	909
1.000% due 09/30/16		9,860	9,935	Daimler Finance NA LLC
1.000% due 10/31/16		18,280	18,407	2.300% due 01/09/15 (Þ)		200	202
0.625% due 11/15/16		1,000	998	eBay, Inc.
0.625% due 12/15/16		10,000	9,972	0.700% due 07/15/15		1,085	1,089
0.875% due 12/31/16		13,885	13,920	Export-Import Bank of Korea
3.250% due 12/31/16		13,165	13,955	2.030% due 03/21/15 (Å)(Ê)		1,600	1,612
3.125% due 01/31/17		12,735	13,471	Fannie Mae
3.250% due 03/31/17		11,915	12,661	4.998% due 06/01/15		1,710	1,743
0.875% due 07/15/17		16,155	16,094	Fannie Mae Discount Notes
1.000% due 06/30/19		19,935	19,214	0.090% due 02/02/15 (~)		200	200
1.625% due 06/30/19		5,360	5,327
2.500% due 05/15/24		2,305	2,294	FCE Bank PLC
				4.750% due 01/19/15	EUR	100	136
			242,732	Federal National Mortgage Association
Total Long-Term Investments				Discount Notes
(cost $1,034,871)			1,037,554	Zero coupon due 03/02/15 (~)		400	400
Short-Term Investments - 12.5%				Florida Gas Transmission Co. LLC
Ally Financial, Inc.				4.000% due 07/15/15 (Å)		500	513
2.427% due 12/01/14 (Ê)		1,000	1,001	Ford Motor Credit Co. LLC
8.300% due 02/12/15		200	206	7.000% due 04/15/15		1,715	1,791
4.625% due 06/26/15		100	102	2.750% due 05/15/15		1,000	1,017

Freddie Mac Discount Notes

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 223

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.080% due 11/26/14 (~)	600	600	Volvo Treasury AB
0.090% due 02/11/15 (~)	300	300	5.950% due 04/01/15 (Þ)	1,135	1,174
Freddie Mac REMICS			Wells Fargo Bank NA
Series 2010-3640 Class JA			Series BKNT
1.500% due 03/15/15	151	151	0.514% due 07/20/15 (Ê)(~)	1,300	1,303
General Electric Capital Corp.			WPP Finance UK
Series MTNA			8.000% due 09/15/14	1,865	1,881
0.491% due 09/15/14 (Ê)	1,355	1,355	XLIT, Ltd.
Goldman Sachs Group, Inc. (The)			5.250% due 09/15/14	1,401	1,409
5.000% due 10/01/14	2,700	2,719	Total Short-Term Investments
3.300% due 05/03/15	2,935	2,996	(cost $148,564)		148,917
International Lease Finance Corp.			Repurchase Agreements - 0.6%
6.500% due 09/01/14 (Þ)	3,700	3,709	Agreement with JPMorgan and State
4.875% due 04/01/15	3,200	3,256	Street Bank (Tri-Party) of $7,600
Itau Unibanco SA			dated July 31, 2014 at 0.140% to
Zero coupon due 10/31/14 (~)	3,900	3,889	be repurchased at $7,600 on August
Kinder Morgan Energy Partners, LP			1, 2014 collateralized by: $7,810
5.125% due 11/15/14	1,100	1,114	par various United States Agencies
MetLife, Inc.			Obligations, valued at $7,772.
				7,600	7,600
5.000% due 06/15/15	1,065	1,107	Total Repurchase Agreements
Morgan Stanley
4.200% due 11/20/14	1,600	1,617	Total (cost $7,600) Investments 100.4%		7,600
6.000% due 04/28/15	1,000	1,038	(identified cost $1,191,035)		1,194,071
Series GMTN			Other Assets and Liabilities,
4.100% due 01/26/15	3,000	3,052	Net - (0.4%)		(5,321)
PC Financial Partnership			Net Assets - 100.0%		1,188,750
5.000% due 11/15/14	900	911
Porsche Financial Auto Securitization
Trust
0.180% due 05/26/15	2,369	2,369
Qatari Diar Finance Co.
3.500% due 07/21/15 (Þ)	1,400	1,435
Regions Financial Corp.
7.750% due 11/10/14	29	30
Russell U.S. Cash Management Fund	43,542,187(8)	43,542
Santander US Debt SAU
3.724% due 01/20/15 (Þ)	2,100	2,127
Southern Copper Corp.
6.375% due 07/27/15	300	316
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/15	1,700	1,712
TD Ameritrade Holding Corp.
4.150% due 12/01/14	1,690	1,710
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	845	862
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC
3.000% due 06/15/15	965	985
United States Treasury Bills
Zero coupon due 08/07/14 (ç)(~)	267	267
United States Treasury Notes
0.375% due 06/30/15	22,500	22,552
Viacom, Inc.
1.250% due 02/27/15	700	703
Vodafone Group PLC
0.600% due 06/29/15 (~)	4,000	3,982

See accompanying notes which are an integral part of this quarterly report.

224 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date	or shares		$	$	$
1.2%
BellSouth Corp.		04/16/14		700,000	103.49	724	714
Education Loan Asset Backed Trust		07/25/14		1,785,961	94.25	1,683	1,662
Export-Import Bank of Korea		03/15/12		1,600,000	100.00	1,600	1,612
Extended Stay America Trust		01/24/13		687,936	100.00	688	688
Florida Gas Transmission Co. LLC		07/08/10		500,000	100.00	500	513
Galaxy CLO, Ltd.		06/24/14		500,000	100.06	500	498
Hidden Ridge Facility Trustee		01/10/13		4,332,222	111.07	4,812	4,585
Metropolitan Life Global Funding I		04/07/14		800,000	99.88	799	800
Nordea Bank AB		03/31/14		1,200,000	100.00	1,200	1,202
RBSCF Trust		07/16/14		565,000	107.92	610	603
Telemovil Finance Co Ltd.		07/01/14		1,800,000	104.90	1,888	1,872
							14,749
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Eurodollar Futures			233	USD	58,087	12/14	(6)
Eurodollar Futures			1,055	USD	260,836	12/15	(141)
Eurodollar Futures			68	USD	16,766	03/16	(13)
Eurodollar Futures			66	USD	16,226	06/16	(30)
Eurodollar Futures			64	USD	15,689	09/16	(31)
Eurodollar Futures			13	USD	3,178	12/16	(6)
Eurodollar Futures			52	USD	12,686	03/17	(23)
Eurodollar Futures			11	USD	2,678	06/17	(5)
United States Treasury 2 Year Note Futures			988	USD	216,789	09/14	(312)
Short Positions
Euro-Bobl Futures			31	EUR	3,979	09/14	(11)
United States Treasury 5 Year Note Futures			615	USD	73,084	09/14	547
United States Treasury 10 Year Note Futures			386	USD	48,099	09/14	400
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							369

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Option (USD/JPY)	Put	1	80.00	USD	3,800	02/18/19	(148)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.650%	Call	1	0.00		25,100	10/14/14	(15)
USD 2.050%/USD Three Month LIBOR	Put	1	0.00		25,100	10/14/14	(123)
Total Liability for Options Written (premiums received $332)							(286)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 225

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
					Number of		Premiums
						Contracts	Received
Outstanding October 31, 2013						63	$424
Opened						949	820
Closed						(11)	(79)
Expired						(998)	(833)
Outstanding July 31, 2014						3	$332

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought		Settlement Date	$
Barclays				USD	2,525	CAD	2,751	08/05/14	(2)
Barclays				CAD	2,751	USD	2,523	08/29/14	—
Barclays				EUR	83	USD	112	08/05/14	1
Barclays				EUR	235	USD	316	09/03/14	1
Barclays				GBP	6,053	USD	10,160	09/11/14	(55)
BNP Paribas				USD	591	BRL	1,340	08/04/14	—
BNP Paribas				BRL	1,340	USD	600	08/04/14	9
Citigroup				USD	29,896	EUR	22,244	08/05/14	(110)
Citigroup				CAD	509	USD	467	09/18/14	1
Citigroup				EUR	22,244	USD	29,898	09/03/14	109
Credit Suisse				USD	697	MXN	9,087	10/22/14	(14)
Credit Suisse				EUR	20,589	USD	28,089	08/05/14	520
Goldman Sachs				USD	536	BRL	1,197	08/04/14	(8)
Goldman Sachs				BRL	1,197	USD	528	08/04/14	—
Goldman Sachs				BRL	1,197	USD	531	09/03/14	8
Goldman Sachs				EUR	1,572	USD	2,118	08/05/14	13
Goldman Sachs			MXN		9,935	USD	760	09/23/14	12
HSBC				USD	1,564	MXN	20,447	08/29/14	(20)
HSBC				JPY	221,847	USD	2,173	08/29/14	16
HSBC				SEK	44,887	USD	6,559	08/29/14	53
JPMorgan Chase				USD	304	BRL	688	08/04/14	—
JPMorgan Chase				USD	861	GBP	508	09/11/14	(4)
JPMorgan Chase				USD	3,095	MXN	40,226	09/23/14	(63)
JPMorgan Chase				BRL	688	USD	305	08/04/14	1
JPMorgan Chase				JPY	315,190	USD	3,104	08/05/14	40
Royal Bank of Scotland				AUD	2,655	USD	2,471	08/05/14	4
Royal Bank of Scotland				GBP	1,670	USD	2,829	08/29/14	10
Royal Bank of Scotland				NZD	3,193	USD	2,711	08/29/14	5
UBS				USD	368	BRL	831	08/04/14	(1)
UBS				USD	3,062	JPY	315,190	08/05/14	3
UBS				BRL	831	USD	367	08/04/14	—
UBS				JPY	315,190	USD	3,062	09/03/14	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									526

Interest Rate Swaps

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Bank of America	BRL	5,500	11.320%		Brazil Interbank Deposit Rate			01/04/16	26
Barclays	MXN	60,000	4.120%		Mexico Interbank 28 Day Deposit Rate			10/26/15	37
BNP Paribas	BRL	4,900	11.320%		Brazil Interbank Deposit Rate			01/04/16	23
BNP Paribas	BRL	2,700	9.120%		Brazil Interbank Deposit Rate			01/02/17	(50)

See accompanying notes which are an integral part of this quarterly report.
226 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Citigroup	USD	13,500	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17	(329)
Goldman Sachs	BRL	5,100	11.320%	Brazil Interbank Deposit Rate				01/04/16	24
Goldman Sachs	USD	3,900	3.000%	Three Month LIBOR				09/21/17	28
Goldman Sachs	USD	13,500	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17	(329)
Goldman Sachs	MXN	130,000	4.955%	Mexico Interbank 28 Day Deposit Rate				06/24/19	(84)
Goldman Sachs	USD	10,400	Three Month LIBOR	3.500%				12/18/43	(417)
HSBC	BRL	700	8.950%	Brazil Interbank Deposit Rate				01/02/17	(14)
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	45
JPMorgan Chase	BRL	5,500	11.320%	Brazil Interbank Deposit Rate				01/04/16	26
Morgan Stanley	MXN	60,000	4.120%	Mexico Interbank 28 Day Deposit Rate				10/26/15	37
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	24
UBS	BRL	4,000	8.900%	Brazil Interbank Deposit Rate				01/02/17	(81)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $393 (å)									(1,034)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
				Implied			Fund (Pays)/
				Credit			Receives	Termination	Fair Value
Reference Entity			Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Ally Financial, Inc.		JPMorgan Chase		3.259%	USD	500	5.000%	06/20/15	8
Bank of America		Bank of America		0.116%	USD	400	1.000%	12/20/15	5
Bank of America		Deutsche Bank		0.244%	USD	1,400	1.000%	09/20/14	1
Barclays		Barclays		0.116%	USD	500	1.000%	12/20/15	6
Barclays		Morgan Stanley		0.256%	EUR	400	1.000%	06/20/15	3
Barclays		Morgan Stanley		0.256%	EUR	2,200	1.000%	06/20/15	20
Berkshire Hathaway, Inc.		Deutsche Bank		0.402%	USD	400	1.000%	03/20/19	11
Berkshire Hathaway, Inc.		Bank of America		0.154%	USD	400	1.000%	03/20/16	6
Berkshire Hathaway, Inc.		BNP Paribas		0.170%	USD	1,400	1.000%	06/20/16	22
Berkshire Hathaway, Inc.		Deutsche Bank		0.241%	USD	1,400	1.000%	06/20/17	31
Citigroup, Inc.		Deutsche Bank		0.222%	USD	3,700	1.000%	09/20/14	4
Export-Import Bank of China		Deutsche Bank		0.617%	USD	700	1.000%	12/20/16	6
Export-Import Bank of Korea		Deutsche Bank		0.208%	USD	300	1.000%	12/20/16	6
GE Capital Corp.		Credit Suisse		0.000%	USD	200	1.000%	09/20/15	2
GE Capital Corp.		Barclays		0.120%	USD	3,500	1.000%	12/20/14	12
GE Capital Corp.		Bank of America		0.222%	USD	300	1.000%	09/20/15	3
GE Capital Corp.		Barclays		0.222%	USD	1,000	1.000%	09/20/15	9
GE Capital Corp.		Barclays		0.222%	USD	1,000	1.000%	09/20/15	9
GE Capital Corp.		Deutsche Bank		0.222%	USD	1,300	1.000%	09/20/15	12
GE Capital Corp.		JPMorgan Chase		0.222%	USD	2,200	1.000%	06/20/15	15
GE Capital Corp.		Morgan Stanley		0.222%	USD	1,000	1.000%	09/20/15	9
GE Capital Corp.		Credit Suisse		0.268%	USD	1,800	1.000%	06/20/16	25
GE Capital Corp.		Deutsche Bank		0.313%	USD	1,800	1.000%	06/20/17	35
GE Capital Corp.		Goldman Sachs		0.313%	USD	1,500	1.000%	06/20/17	29
HSBC		Deutsche Bank		0.439%	EUR	900	1.000%	12/20/18	29
HSBC		Citigroup		0.461%	EUR	900	1.000%	03/20/19	30
JPMorgan Chase		Credit Suisse		0.000%	USD	600	1.000%	09/20/15	5
JPMorgan Chase		Citigroup		0.227%	USD	2,000	1.000%	09/20/14	2
JPMorgan Chase		Deutsche Bank		0.227%	USD	1,000	1.000%	09/20/15	9
MetLife, Inc.		Citigroup		0.120%	USD	1,700	1.000%	12/20/14	6
MetLife, Inc.		Barclays		0.205%	USD	1,700	1.000%	06/20/16	26
MetLife, Inc.		Credit Suisse		0.205%	USD	1,000	1.000%	06/20/16	15
MetLife, Inc.		Goldman Sachs		0.205%	USD	1,000	1.000%	06/20/16	15
MetLife, Inc.		Bank of America		0.221%	USD	1,200	1.000%	09/20/16	20
MetLife, Inc.		Deutsche Bank		0.309%	USD	1,300	1.000%	06/20/17	26
MetLife, Inc.		Deutsche Bank		0.527%	USD	400	1.000%	03/20/19	8
				See accompanying notes which are an integral part of this quarterly report.
							Russell Short Duration Bond Fund 227

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Prudential Financial, Inc.	Barclays	0.527%	USD	700	1.000%	03/20/19	15
Prudential Financial, Inc.	Deutsche Bank	0.545%	USD	4,000	1.000%	06/20/19	86
Standard Chartered Bank	Bank of America	0.708%	EUR	300	1.000%	03/20/19	5
Standard Chartered Bank	Morgan Stanley	0.708%	EUR	200	1.000%	03/20/19	3
UBS	UBS	0.116%	USD	400	1.000%	12/20/15	5
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($376)							594
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	1,000	5.000%	06/20/15	15
CDX Emerging Markets Index	Morgan Stanley		USD	300	5.000%	06/20/15	5
CDX Investment Grade Index	JPMorgan Chase		USD	96	0.553%	12/20/17	1
CDX Investment Grade Index	Pershing		USD	97	0.548%	12/20/17	1
CDX NA High Yield Index	Bank of America		USD	1,782	5.000%	12/20/16	119
CDX NA Investment Grade Index	Barclays		USD	99	5.000%	06/20/19	145
CDX NA Investment Grade Index	Barclays		USD	100	1.000%	06/20/19	274
CDX NA Investment Grade Index	Credit Suisse		USD	2,079	5.000%	06/20/19	146
CDX NA Investment Grade Index	Credit Suisse		USD	4,000	1.000%	12/20/16	67
CDX NA Investment Grade Index	Credit Suisse		USD	16,300	1.000%	06/20/19	274
CMBX NA Index	Credit Suisse		USD	2,326	0.100%	10/12/52	(8)
CMBX NA Index	Deutsche Bank		USD	900	1.000%	03/20/19	20
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($560)							1,059
Sovereign Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Brazil Government International Bond	Bank of America	0.410%	USD	500	1.000%	09/20/15	3
Brazil Government International Bond	Barclays	0.410%	USD	1,700	1.000%	09/20/15	11
Brazil Government International Bond	Citigroup	0.410%	USD	1,300	1.000%	09/20/15	9
Brazil Government International Bond	HSBC	0.410%	USD	700	1.000%	09/20/15	5
Brazil Government International Bond	Morgan Stanley	0.410%	USD	300	1.000%	09/20/15	2
Brazil Government International Bond	UBS	0.410%	USD	500	1.000%	09/20/15	3
Brazil Government International Bond	Credit Suisse	0.631%	USD	2,200	1.000%	06/20/16	15
Brazil Government International Bond	Citigroup	0.838%	USD	400	1.000%	03/20/17	2
Brazil Government International Bond	Deutsche Bank	0.838%	USD	500	1.000%	03/20/17	2
Brazil Government International Bond	Bank of America	1.347%	USD	200	1.000%	03/20/19	(3)
Brazil Government International Bond	Morgan Stanley	1.347%	USD	900	1.000%	03/20/19	(14)
China Government International Bond	Barclays	0.146%	USD	700	1.000%	09/20/15	7
China Government International Bond	Barclays	0.267%	USD	400	1.000%	09/20/16	6
China Government International Bond	Deutsche Bank	0.640%	USD	400	1.000%	12/20/18	6
China Government International Bond	JPMorgan Chase	0.640%	USD	1,500	1.000%	12/20/18	23
China Government International Bond	Citigroup	0.689%	USD	500	1.000%	03/20/19	7
China Government International Bond	Deutsche Bank	0.689%	USD	1,000	1.000%	03/20/19	14
China Government International Bond	Bank of America	0.735%	USD	700	1.000%	06/20/19	9
China Government International Bond	Deutsche Bank	0.735%	USD	600	1.000%	06/20/19	7
China Government International Bond	JPMorgan Chase	0.735%	USD	1,000	1.000%	06/20/19	12
Indonesia Government International Bond	Barclays	1.350%	USD	100	1.000%	06/20/19	(2)
Indonesia Government International Bond	Citigroup	1.350%	USD	100	1.000%	06/20/19	(2)
Indonesia Government International Bond	Deutsche Bank	1.350%	USD	400	1.000%	06/20/19	(7)
Indonesia Government International Bond	JPMorgan Chase	1.350%	USD	200	1.000%	06/20/19	(3)
Indonesia Government International Bond	Barclays	1.419%	USD	300	1.000%	09/20/19	(6)
Indonesia Government International Bond	HSBC	1.419%	USD	200	1.000%	09/20/19	(4)
Italy Government International Bond	Morgan Stanley	0.957%	USD	1,200	1.000%	09/20/19	2
Japan Government International Bond	Barclays	0.870%	USD	800	1.000%	06/20/15	7
Mexico Government International Bond	Bank of America	0.254%	USD	200	1.000%	09/20/15	2

See accompanying notes which are an integral part of this quarterly report.
228 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
			Implied			Fund (Pays)/
			Credit			Receives	Termination		Fair Value
Reference Entity	Counterparty		Spread	Notional Amount		Fixed Rate	Date		$
Mexico Government International Bond	Barclays		0.254%	USD	1,800	1.000%	09/20/15		15
Mexico Government International Bond	HSBC		0.254%	USD	500	1.000%	09/20/15		4
Mexico Government International Bond	Deutsche Bank		0.357%	USD	1,000	1.000%	03/20/16		11
Mexico Government International Bond	Deutsche Bank		0.389%	USD	2,500	1.000%	06/20/16		29
Mexico Government International Bond	Citigroup		0.413%	USD	300	1.000%	09/20/16		4
Mexico Government International Bond	Deutsche Bank		0.413%	USD	200	1.000%	09/20/16		3
Mexico Government International Bond	Goldman Sachs		0.413%	USD	500	1.000%	09/20/16		6
Mexico Government International Bond	HSBC		0.413%	USD	200	1.000%	09/20/16		3
Mexico Government International Bond	JPMorgan Chase		0.413%	USD	200	1.000%	09/20/16		3
Mexico Government International Bond	Barclays		0.605%	USD	2,400	1.000%	03/20/18		34
Mexico Government International Bond	Bank of America		0.752%	USD	300	1.000%	12/20/18		3
Mexico Government International Bond	Citigroup		0.752%	USD	400	1.000%	12/20/18		4
Mexico Government International Bond	Morgan Stanley		0.752%	USD	400	1.000%	12/20/18		4
Russia Government International Bond	HSBC		1.835%	USD	100	1.000%	06/20/17		(2)
Russia Government International Bond	Bank of America		2.172%	USD	900	1.000%	03/20/19		(45)
Russia Government International Bond	JPMorgan Chase		2.219%	USD	100	1.000%	06/20/19		(6)
United Kingdom Gilt	Goldman Sachs		0.200%	USD	100	1.000%	03/20/15		1
United States of America Government
International Bond	BNP Paribas		0.102%	EUR	2,000	0.250%	09/20/16		9
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $127									193
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($809) (å)									1,846

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Long-Term Investments
Asset-Backed Securities		$—		$96,007		$4,998			$101,005
Corporate Bonds and Notes		—		167,926		4,585			172,511
International Debt		—		127,779		3,155			130,934
Loan Agreements		—		92,228		—			92,228
Mortgage-Backed Securities		—		257,326		3,806			261,132
Municipal Bonds		—		998		—			998
Non-US Bonds		—		36,014		—			36,014
United States Government Treasuries		—		242,732		—			242,732
Short-Term Investments		—		148,917		—			148,917
Repurchase Agreements		—		7,600		—			7,600
Total Investments		—		1,177,527		16,544			1,194,071

Other Financial Instruments
Futures Contracts		369		—		—			369
Options Written		—		(286)		—			(286)
Foreign Currency Exchange Contracts		3		523		—			526
Interest Rate Swap Contracts		—		(1,034)		—			(1,034)
Credit Default Swap Contracts		—		1,846		—			1,846
Total Other Financial Instruments*		$372		$1,049		$—			$1,421

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 229

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

						Fair Value
Portfolio Summary			Level 1		Level 2		Level 3		Total

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly
Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2014 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers Transfers in Unrealized			Ending on Investments
	Balance	Gross	Gross	Discounts/ Realized into Level out of Appreciation/ Balance of						held as of
Category and Subcategory 10/31/2013 Purchases Sales				(Premiums) Gain (Loss)		3	Level 3 (Depreciation)		7/31/2014	7/31/2014
Long-Term Investments
Asset Backed Securities	$5,205	$—	$182	$(2)	$—	$—	$13	$(10)	$4,998	$(10)
Corporate Bonds and Notes	5,380	—	757	(104)	(89)	—	—	155	4,585	155
International Debt	—	3,155	—	—	—	—	—	—	3,155	—
Mortgage-Backed
Securities	9,783	502	2,590	(227)	2	492	4,136	(20)	3,806	(20)
Preferred Stocks	1,551	—	2,190	—	(118)	—	—	757	—	—
Total Investments	21,919	3,657	5,719	(333)	(205)	492	4,149	882	16,544	125

See accompanying notes which are an integral part of this quarterly report.

230 Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 94.4%
Alabama - 1.3%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,278
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	630
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,036
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,403
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,101
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,503
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	544
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/30	1,118
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/31	1,110
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,576
				15,299
Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	884

Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,274
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,242
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,166
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,550
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,882
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,220
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,552
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	914
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	1,965
				16,765
California - 8.5%
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,317
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,680
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,060
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,102
California Statewide Communities Development Authority Revenue Bonds	1,115	3.500	11/01/18	1,140
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,652
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,587
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,689
California Watereuse Financie Authority Revenue Bonds	1,230	5.500	05/01/36	1,414
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	608
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,208
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	779
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	258
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,861
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,157
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,511
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	234
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	587
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	147
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	506
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,262
Dinuba Redevlopment Agency Tax Allocation Bonds	590	5.000	09/01/33	644
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,302
Emeryville Redevelopment Agency Successor Agency Tax Allocation Bonds	1,980	5.000	09/01/20	2,343
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	814
Golden State Tobacco Securitization Corp. Revenue Bonds	4,250	4.500	06/01/27	3,769
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	455
Kings River Conservation District Certificate Of Participation	340	5.000	05/01/15	351
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,351

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 231

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Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,607
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,039
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,449
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,136
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	979
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,741
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,177
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,082
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,123
State of California Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,941
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,026
State of California Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,155
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,137
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,135
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,376
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,477
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,979
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,185
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,189
State of California General Obligation Unlimited	3,500	5.000	10/01/24	4,000
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,472
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,908
State of California General Obligation Unlimited	2,685	5.000	10/01/29	3,009
State of California General Obligation Unlimited	450	5.000	02/01/31	503
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,698
				99,311
Colorado - 2.2%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,287
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,661
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,244
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,082
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,039
Colorado Regional Transportation District Certificates of Participation	6,725	5.000	06/01/27	7,616
Denver Convention Center Hotel Authority Revenue Bonds	1,265	5.000	12/01/35	1,281
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,830
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	909
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,467
				25,416
Connecticut - 2.8%
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,272
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,837
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,654
State of Connecticut General Obligation Unlimited	16,840	5.000	06/15/17	18,944
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,323
				32,030
Delaware - 0.2%
Delaware Transportation Authority Revenue Bonds(µ)(ae)	1,305	5.000	07/01/15	1,363
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,125
				2,488
Florida - 7.9%
Citizens Property Insurance Corp. Revenue Bonds(µ)	1,000	5.000	03/01/15	1,027
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,846
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,882
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,909
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,649
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,243
City of North Port Florida Special Assessment(µ)	705	5.000	07/01/25	806

See accompanying notes which are an integral part of this quarterly report.
232 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,286
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,075
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	531
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,887
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,383
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,757
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,524
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,676
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,239
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,008
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,132
JEA Electric System Revenue Bonds	645	5.000	10/01/20	765
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,127
Miami Beach Health Facilities Authority Revenue Bonds	1,265	5.000	11/15/29	1,344
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,020
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,537
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,887
Palm Beach County School District Certificate Of Participation(µ)	1,000	5.000	08/01/14	1,000
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	1,003
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,842
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,636
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	843
State of Florida General Obligation Unlimited	8,450	5.000	06/01/15	8,789
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,085
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,687
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,412
				91,837
Georgia - 2.2%
City of Atlanta Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,131
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,954
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,231
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,353
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,578
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	965
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,643
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,145
State of Georgia General Obligation Unlimited	10,590	5.000	07/01/17	11,953
				25,953
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,344
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,621
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,078
Territory of Guam General Obligation Unlimited	1,000	6.750	11/15/29	1,090
Territory of Guam Revenue Bonds	500	5.375	12/01/24	541
Territory of Guam Revenue Bonds	785	5.000	01/01/32	835
				10,509
Hawaii - 0.4%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,703
Hawaii Housing & Community Development Corp. Revenue Bonds	40	3.700	01/01/22	40
State of Hawaii Department of Budget & Finance Revenue Bonds(µ)(Ê)	1,990	0.215	07/01/24	1,881
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,024
				4,648
Idaho - 0.5%
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,494
Idaho Housing & Finance Association Revenue Bonds	1,665	5.250	07/15/26	1,854
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,837

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 233

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,089
				6,274
Illinois - 5.0%
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,056
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,546
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	3,063
City of Chicago Illinois General Obligation Unlimited(µ)(Ê)	500	0.080	01/01/42	500
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,043
City of Chicago Illinois Midway Airport Revenue Bonds	4,160	5.000	01/01/34	4,511
City of Chicago Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,701
City of Chicago Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	780
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	699
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,682
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,027
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,109
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,103
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,118
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,647
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,128
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,142
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,750	5.500	06/01/23	3,204
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,195
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,293
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,091
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,084
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,761
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,257
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	559
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,450
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,296
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	848
				57,893
Indiana - 0.5%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,087
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,158
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,060
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,237
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,140
				5,682
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,465
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,900
				6,365
Kansas - 0.4%
Seward County Unified School District General Obligation	4,000	5.000	09/01/30	4,454
Wichita Kansas Health Care Facilities Revenue Bonds	250	3.375	11/15/20	245
				4,699
Louisiana - 1.3%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,150
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,890
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,086
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,396
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,524
				15,046
Maryland - 0.6%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,591
County of Prince George's Maryland General Obligation Limited	1,000	5.000	07/15/16	1,090

See accompanying notes which are an integral part of this quarterly report.
234 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,347
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,053
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	465	5.000	05/15/48	482
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,500
				7,063
Massachusetts - 1.0%
City of Boston Massachusetts General Obligation Unlimited	4,675	5.000	03/01/21	5,643
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	992
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,110
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,406
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,192
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,525
				11,868
Michigan - 2.1%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,718
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,439
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,019
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	162
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,155
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,745
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,646
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,108
Michigan Financial Authority Revenue Bonds	4,655	5.000	07/01/28	5,005
Michigan Financial Authority Revenue Bonds	1,375	5.000	07/01/29	1,469
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,022
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	488
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,251
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,701
				24,928
Minnesota - 1.8%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,357
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,180
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,257
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,312
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	836
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,273
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,637
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,337
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,048
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,237
				20,474
Mississippi - 0.2%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	07/01/15	1,039
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,748
				2,787
Missouri - 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	800	5.000	10/01/28	904
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,001
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,321
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	556
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,105
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,100
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,958
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(µ)(Ê)	1,500	0.060	10/01/24	1,500
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,828

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 235

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Nixa Public Schools General Obligation Unlimited Bond	500	5.000	03/01/33	551
				13,824
Nebraska - 0.7%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,231
Nebraska Public Power District Revenue Bonds	3,795	5.000	01/01/28	4,277
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,113
				7,621
Nevada - 1.6%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,257
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,146
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,857
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,085
County of Clark Nevada Revenue Bonds	4,760	5.000	07/01/28	5,379
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,326
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,091
				18,141
New Jersey - 3.6%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,066
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,645
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,823
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,157
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	86
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,283
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,308
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,176
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,136
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,133
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,629
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,863
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(ae)	1,500	5.000	06/15/15	1,563
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,096
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,136
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,248
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,292
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,423
Tobacco Settlement Financing Corp. Revenue Bonds	60	4.500	06/01/23	59
Tobacco Settlement Financing Corp. Revenue Bonds	2,030	4.625	06/01/26	1,761
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,038
				41,921
New Mexico - 0.6%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,609
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	774
State of New Mexico Severance Tax Permanent Fund Revenue Bonds	3,500	5.000	07/01/15	3,655
				7,038
New York - 11.2%
Albany Industrial Development Agency Revenue Bonds	2,380	5.250	11/15/32	2,585
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,578
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,644
City of New York General Obligation Unlimited Bond	2,550	5.000	08/01/21	3,043
City of New York General Obligation Unlimited Bond	2,445	5.000	08/01/22	2,928
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/15	1,048
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,370
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,759
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,498
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,137
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,187
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,652

See accompanying notes which are an integral part of this quarterly report.
236 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,711
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,617
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,698
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,657
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,578
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,102
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,855	5.000	11/01/15	4,085
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,164
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,913
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,064
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,600
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,627
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,078
New York City Water & Sewer System Revenue Bonds(µ)(ae)	375	5.000	12/15/14	382
New York City Water & Sewer System Revenue Bonds(µ)	490	5.000	06/15/21	498
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,619
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,966
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,187
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,169
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	215
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,768
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	858
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,040
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	826
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,856
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,916
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	882
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,848
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,688
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,489
New York State Thruway Authority Revenue Bonds	3,480	5.000	03/15/27	4,048
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,791
Sales Tax Asset Receivable Corp. Revenue Bonds(µ)	1,700	5.000	10/15/25	1,716
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,427
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,080
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,206
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	955
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,159
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,391
				130,303
North Carolina - 0.8%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	862
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	692
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,988
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,794
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,166
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,346
				8,848
North Dakota - 0.2%
Burleigh County Health Care Revenue Bonds	460	5.000	07/01/29	486
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,511
				1,997
Ohio - 5.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,700	5.125	06/01/24	2,255
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,168
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,041
City of Cincinnati Ohio General Obligation Unlimited	800	5.000	12/01/31	895

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 237

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,321
Cuyahoga County Ohio Certificates of Participation	14,065	5.000	12/01/27	16,056
Cuyahoga County Ohio Certificates of Participation	1,990	5.000	12/01/28	2,254
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,160
Lakewood City School District General Obligation	260	5.000	11/01/29	296
Lakewood City School District General Obligation	875	5.000	11/01/30	992
Lakewood City School District General Obligation	1,000	5.000	11/01/34	1,116
Ohio State Water Development Authority Revenue Bonds	3,845	5.250	06/01/16	4,188
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,338
Ohio State Water Development Authority Revenue Bonds	5,000	5.000	12/01/21	6,059
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,457
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,179
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,317
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,083
				62,175
Oklahoma - 0.2%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,132
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,003
				2,135
Oregon - 0.6%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,308
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,413
State of Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,028
				6,749
Pennsylvania - 5.5%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,182
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	993
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,232
Berks County Vocational Technical School Authority Revenue Bonds(µ)	1,260	5.000	06/01/15	1,291
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,112
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,647
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,167
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,479
County of Allegheny Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	10/01/15	1,054
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	745
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,078
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,240
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,258
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,655
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	602
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,084
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,832
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,156
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,537
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,169
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,732
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,133
Pennsylvania Higher Educational Facilities Authority Revenue Bonds(µ)	3,000	5.000	06/15/20	3,105
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,279
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,200
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,123
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/28	1,109
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/29	1,103
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,035
Philadelphia Authority for Industrial Development Revenue Bonds(µ)(Ê)	1,000	0.060	03/01/27	1,000
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,115
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,257

See accompanying notes which are an integral part of this quarterly report.
238 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,380
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,206
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,186
				64,476
Puerto Rico - 3.0%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	678
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,600	5.500	07/01/20	3,618
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	250	5.250	07/01/27	249
Commonwealth of Puerto Rico General Obligation Unlimited	2,000	5.000	07/01/35	1,856
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,836
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	250	5.000	07/01/15	255
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	1,395	5.000	07/01/28	1,314
Puerto Rico Convention Center District Authority Revenue Bonds	1,400	5.000	07/01/18	1,410
Puerto Rico Electric Power Authority Revenue Bonds	5,000	5.500	07/01/15	5,128
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,152
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	191
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,350	5.000	07/01/26	1,257
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	170
Puerto Rico Highways & Transportation Authority Revenue Bonds	300	4.125	07/01/18	295
Puerto Rico Highways & Transportation Authority Revenue Bonds	25	5.500	07/01/19	25
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.500	07/01/22	957
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	135	5.000	07/01/27	126
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.500	07/01/29	325
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	189
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,974
Puerto Rico Infrastructure Finance Authority Revenue Bonds(µ)	625	5.500	07/01/17	625
Puerto Rico Infrastructure Finance Authority Revenue Bonds	2,125	5.500	07/01/27	1,960
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,050	5.000	08/01/27	2,915
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	116
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,206
Puerto Rico Public Buildings Authority Revenue Bonds	1,000	5.500	07/01/17	997
University of Puerto Rico Revenue Bonds	100	5.000	06/01/23	94
				34,918
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,813

South Carolina - 0.4%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,163
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,103
Spartanburg Regional Health Services Bonds	2,060	5.000	04/15/32	2,258
				4,524
Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,817
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,280
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,206
Shelby County Health Educational & Housing Facilities Board Revenue Bonds(µ)(Ê)	1,400	0.070	06/01/42	1,400
				8,703
Texas - 8.8%
Arlington Texas Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	208
Arlington Texas Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,193
Arlington Texas Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	539
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	800	5.000	02/15/17	852
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	415	5.000	02/15/18	440
City of Austin Texas Water & Wastewater System Revenue Bonds(µ)	1,000	5.250	11/15/14	1,014
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,042
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,948

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 239

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,490
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,686
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,552
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,130
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,820
City of New Braunfels Texas General Obligation Limited(µ)(ae)	665	5.250	10/01/14	670
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,618
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,142
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,271
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,074
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,028
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	306
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	219
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	274
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,158
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,303
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,029
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,718
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,314
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,071
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	828
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,494
Houston Independent School District General Obligation Limited	1,250	4.000	02/15/16	1,321
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	6
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,143
New Hope Cultural Education Facilites Corp. Revenue Bonds	565	5.000	04/01/21	628
New Hope Cultural Education Facilites Corp. Revenue Bonds	450	5.000	04/01/22	499
New Hope Cultural Education Facilites Corp. Revenue Bonds	500	5.000	04/01/29	538
North East Independent School District General Obligation Unlimited(µ)(ae)	1,000	5.000	08/01/14	1,000
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,091
North Texas Tollway Authority Revenue Bonds(Ê)	1,235	5.750	01/01/38	1,319
Reagan Hospital District County of Reagan General Obligation Bonds	860	2.500	02/01/19	857
Reagan Hospital District County of Reagan General Obligation Bonds	910	3.250	02/01/21	910
Reagan Hospital District County of Reagan General Obligation Bonds	485	3.750	02/01/23	485
Reagan Hospital District County of Reagan General Obligation Bonds	500	5.000	02/01/29	518
Reagan Hospital District County of Reagan General Obligation Bonds	3,000	5.000	02/01/34	3,036
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,580
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,649
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,076
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds	3,515	5.000	12/15/26	5,697
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,799
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,754
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,533
Texas Public Finance Authority Revenue Bonds	10,560	5.000	01/01/17	11,709
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,914
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,697
				102,190
Utah - 0.7%
County of Salt Lake Reseach Facility Authority Revenue Bonds	2,000	5.000	12/01/33	2,123
Intermountain Power Agency Revenue Bonds	2,000	5.000	07/01/16	2,172
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,179
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	534
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,332
				8,340
Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,604
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,051
See accompanying notes which are an integral part of this quarterly report.
240 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,301
				8,956
Virginia - 1.2%
Bon Secours Health System, Inc. Obligated Group Revenue Bonds	1,400	5.000	11/01/30	1,529
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	719
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,146
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,447
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,817
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,236
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,000
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,129
				14,023
Washington - 3.5%
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,560
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,610
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,129
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,351
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060	3.750	09/01/19	1,086
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000	4.500	09/01/22	1,047
King County School District No. 405 Bellevue General Obligation Unlimited(µ)	1,000	5.000	12/01/14	1,016
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,260
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000	5.000	12/01/15	1,063
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,154
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000	5.000	06/01/16	2,169
State of Washington General Obligation Unlimited	10,445	5.000	07/01/17	11,760
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,466
Washington State Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	781
				40,452
West Virginia - 0.1%
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,610

Wisconsin - 1.3%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,535
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,761
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	7,220
Wisconsin Public Finance Authority Revenue Bonds	1,250	5.125	11/15/29	1,222
				14,738
Wyoming - 0.3%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,055
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/16	1,084
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/18	1,094
				3,233
Total Municipal Bonds (cost $1,058,508)				1,096,947
Short-Term Investments - 6.5%
Russell U.S. Cash Management Fund	75,320,415(8)			75,320
Total Short-Term Investments (cost $75,320)				75,320
Total Investments 100.9% (identified cost $1,133,828)				1,172,267
Other Assets and Liabilities, Net - (0.9%)				(10,367)
Net Assets - 100.0%				1,161,900

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 241

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Municipal Bonds
Alabama		$—		$15,299		$—		$15,299
Alaska		—		884		—		884
Arizona		—		16,765		—		16,765
California		—		99,311		—		99,311
Colorado		—		25,416		—		25,416
Connecticut		—		32,030		—		32,030
Delaware		—		2,488		—		2,488
Florida		—		91,837		—		91,837
Georgia		—		25,953		—		25,953
Guam		—		10,509		—		10,509
Hawaii		—		4,648		—		4,648
Idaho		—		6,274		—		6,274
Illinois		—		57,893		—		57,893
Indiana		—		5,682		—		5,682
Iowa		—		6,365		—		6,365
Kansas		—		4,699		—		4,699
Louisiana		—		15,046		—		15,046
Maryland		—		7,063		—		7,063
Massachusetts		—		11,868		—		11,868
Michigan		—		24,928		—		24,928
Minnesota		—		20,474		—		20,474
Mississippi		—		2,787		—		2,787
Missouri		—		13,824		—		13,824
Nebraska		—		7,621		—		7,621
Nevada		—		18,141		—		18,141
New Jersey		—		41,921		—		41,921
New Mexico		—		7,038		—		7,038
New York		—		130,303		—		130,303
North Carolina		—		8,848		—		8,848
North Dakota		—		1,997		—		1,997
Ohio		—		62,175		—		62,175
Oklahoma		—		2,135		—		2,135
Oregon		—		6,749		—		6,749
Pennsylvania		—		64,476		—		64,476
Puerto Rico		—		34,918		—		34,918
Rhode Island		—		1,813		—		1,813
South Carolina		—		4,524		—		4,524
Tennessee		—		8,703		—		8,703
Texas		—		102,190		—		102,190
Utah		—		8,340		—		8,340
Virgin Islands		—		8,956		—		8,956
Virginia		—		14,023		—		14,023
Washington		—		40,452		—		40,452
West Virginia		—		1,610		—		1,610

See accompanying notes which are an integral part of this quarterly report.
242 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Wisconsin	—	14,738	—	14,738
Wyoming	—	3,233	—	3,233
Short-Term Investments	—	75,320	—	75,320
Total Investments	$—	$1,172,267	$—	$1,172,267

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 243

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Short-Term Investments - 95.2%
Russell U.S. Cash Management Fund	712,055,109	(8)	712,055
United States Treasury Bills
0.071% due 08/21/14	38,000		38,000
Zero coupon due 09/04/14 (ç)(~)	110,000		109,991
Zero coupon due 09/18/14 (ç)(~)	110,000		109,989
0.056% due 09/25/14	110,000		109,998
Total Short-Term Investments
(cost $1,080,024)			1,080,033
Total Investments 95.2%
(identified cost $1,080,024)			1,080,033
Other Assets and Liabilities,
Net - 4.8%			54,239
Net Assets - 100.0%			1,134,272

See accompanying notes which are an integral part of this quarterly report.

244 Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
WTI Crude Futures		130	USD	12,182	06/15	(65)
Short Positions
WTI Crude Futures		130	USD	12,762	09/14	704
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						639

Index Swap Contracts (*)
Amounts in thousands
Fund Receives			Notional		Termination	Fair Value
Underlying Security	Counterparty		Amount		Date	$
Bloomberg Aluminum Subindex	Merrill Lynch		USD	2,500	04/02/15	—
Bloomberg Coffee Subindex	Merrill Lynch		USD	850	04/02/15	—
Bloomberg Coffee Subindex	Merrill Lynch		USD	739	04/02/15	—
Bloomberg Coffee Subindex	UBS		USD	1,279	02/25/15	—
Bloomberg Coffee Subindex	UBS		USD	1,233	02/25/15	—
Bloomberg Commodity Index	Merrill Lynch		USD	15,982	03/02/15	—
Bloomberg Commodity Index	UBS		USD	88,757	03/04/15	—
Bloomberg Commodity Index 2 Month Forward Total
Return	BNP Paribas		USD	19,680	08/27/14	(85)
Bloomberg Commodity Index 2 Month Forward Total
Return	Morgan Stanley		USD	74,909	08/27/14	(323)
Bloomberg Commodity Index 2 Month Forward Total
Return	Societe Generale		USD	43,690	08/27/14	(188)
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS		USD	28,186	08/27/14	(121)
Bloomberg Commodity Index Total Return	BNP Paribas		USD	38,048	08/27/14	(212)
Bloomberg Commodity Index Total Return	Morgan Stanley		USD	7,103	08/27/14	(39)
Bloomberg Commodity Index Total Return	Societe Generale		USD	15,168	08/27/14	(84)
Bloomberg Commodity Index Total Return	UBS		USD	23,047	08/27/14	(128)
Bloomberg Copper Subindex	Merrill Lynch		USD	3,539	04/02/15	—
Bloomberg Copper Subindex	UBS		USD	2,347	08/13/14	—
Bloomberg Corn Subindex	Merrill Lynch		USD	974	04/02/15	—
Bloomberg Corn Subindex	Merrill Lynch		USD	327	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	641	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	429	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	769	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	1,563	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	1,265	04/02/15	—
Bloomberg Corn Subindex 3 Month Forward	Merrill Lynch		USD	578	04/02/15	—
Bloomberg Gold Subindex	Merrill Lynch		USD	4,941	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch		USD	1,140	03/16/15	—
Bloomberg Gold Subindex	Merrill Lynch		USD	817	03/16/15	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch		USD	1,234	04/02/15	—
Bloomberg Lead Subindex	Merrill Lynch		USD	1,970	01/14/15	—
Bloomberg Lean Hogs Subindex	UBS		USD	1,303	03/11/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch		USD	2,179	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch		USD	2,072	04/02/15	—
Bloomberg Natural Gas Subindex	Merrill Lynch		USD	2,013	04/02/15	—
Bloomberg Natural Gas Subindex	UBS		USD	1,088	02/20/15	—
Bloomberg Natural Gas Subindex	UBS		USD	4,881	02/20/15	—
Bloomberg Nickel Subindex	Merrill Lynch		USD	3,698	01/14/15	—
Bloomberg Platinum Subindex	Merrill Lynch		USD	10,754	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch		USD	697	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch		USD	1,001	04/02/15	—
Bloomberg Platinum Subindex	Merrill Lynch		USD	2,109	04/02/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch		USD	1,417	04/02/15	—
Bloomberg Soybean Oil Subindex	Merrill Lynch		USD	1,078	04/02/15	—
Bloomberg Soybeans Subindex	UBS		USD	4,072	07/23/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch		USD	780	04/02/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch		USD	1,285	04/02/15	—
Bloomberg SoyMeal Subindex	UBS		USD	810	09/19/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 245

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Bloomberg Sugar Subindex Merrill Lynch USD 1,565 04/02/15 —
Bloomberg Sugar Subindex UBS USD 975 02/25/15 —
Bloomberg Unleaded Gasoline Subindex Merrill Lynch USD 14,268 04/02/15 —
Bloomberg Unleaded Gasoline Subindex Merrill Lynch USD 4,341 04/02/15 —
Bloomberg Unleaded Gasoline Subindex UBS USD 4,495 03/27/15 —
Bloomberg Wheat Subindex Merrill Lynch USD 1,101 04/02/15 —
Bloomberg WTI Crude Oil Subindex UBS USD 10,163 05/04/15 —
Bloomberg Zinc Subindex Merrill Lynch USD 479 03/30/15 —
Bloomberg Zinc Subindex Merrill Lynch USD 521 03/30/15 —
Bloomberg Zinc Subindex Merrill Lynch USD 495 03/30/15 —
Bloomberg Zinc Subindex Merrill Lynch USD 183 03/30/15 —
Bloomberg Zinc Subindex UBS USD 2,068 08/13/14 —
BNP Custom BIN1 Strategy Index### BNP Paribas USD 51,918 08/29/14 —
Cargill Pro-Alpha Index Cargill USD 184,221 03/31/15 (8,597)
Macquarie Commodity Custom Index Macquarie USD 39,738 08/27/14 (163)
Merrill Lynch Commodities index eXtra (Palladium)
Excess Return Index Merrill Lynch USD 9,951 04/02/15 —
Russell CoreCommodity Diversified I Index### Newedge USD 183,686 09/09/31 (636)
S&P GSCI Brent Crude Excess Return Index Merrill Lynch USD 12,133 01/14/15 —
S&P GSCI Coffee Index Excess Return Merrill Lynch USD 850 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 212 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 350 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 477 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 368 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 944 04/02/15 —
S&P GSCI Corn Index Excess Return Merrill Lynch USD 624 04/02/15 —
S&P GSCI GasOil Index Excess Return Merrill Lynch USD 8,806 01/14/15 —
S&P GSCI Index Excess Return Merrill Lynch USD 28,220 04/02/15 —
S&P GSCI Index Excess Return UBS USD 108,898 03/04/15 —
S&P GSCI Lead Index Excess Return Merrill Lynch USD 1,016 01/14/15 —
S&P GSCI Natural Gas Index Excess Return UBS USD 1,736 02/20/15 —
S&P GSCI Natural Gas Index Excess Return UBS USD 2,420 02/20/15 —
S&P GSCI Nickel Index Excess Return Merrill Lynch USD 671 01/14/15 —
S&P GSCI Palladium Index Excess Return Merrill Lynch USD 6,729 01/14/15 —
S&P GSCI Platinum Index Excess Return Merrill Lynch USD 9,158 01/14/15 —
S&P GSCI Soybeans Index Excess Return UBS USD 2,036 07/23/15 —
S&P GSCI Unleaded Gasoline Index Excess Return Merrill Lynch USD 29,845 01/14/15 —
S&P GSCI Unleaded Gasoline Index Excess Return UBS USD 4,940 03/27/15 —
S&P GSCI Wheat Index Excess Return Merrill Lynch USD 700 04/02/15 —
S&P GSCI Zinc Index Excess Return Merrill Lynch USD 1,681 01/14/15 —
Total Fair Value of  Open Index Swap Contracts Premiums Paid (Received) - $— (å) (10,576)
(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of July 31, 2014 ranged from 0.10% to 0.50%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.148% to 0.32%. Some total return swaps may also have performance-based fees embedded in the value of the swap, however, no performance-based fees were paid in the period ended July 31, 2014. Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3		Total
Short-Term Investments		$—	$1,080,033		$—		$1,080,033
Total Investments		—	1,080,033		—		1,080,033

Other Financial Instruments
Futures Contracts		639	—		—		639
Index Swap Contracts		—	(10,576)		—		(10,576)
Total Other Financial Instruments*		$639	$(10,576)		$—		$(9,937)

See accompanying notes which are an integral part of this quarterly report.
246 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 247

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2014 (Unaudited) (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.4%			China - 1.3%
Australia - 8.2%			COSCO Pacific, Ltd.	6,624,077	9,955
AGL Energy, Ltd.	92,940	1,269	Datang International Power Generation
Asciano, Ltd.	3,235,878	18,002	Co., Ltd. Class H	1,808,094	899
Aurizon Holdings, Ltd.	1,052,546	4,868	ENN Energy Holdings, Ltd.	188,664	1,334
DUET Group	5,919,409	13,163	Huaneng Renewables Corp., Ltd.(Æ)	1,501,711	494
Macquarie Atlas Roads Group	2,141,953	6,645	Jiangsu Expressway Co., Ltd. Class H	4,088,000	4,975
SP AusNet	5,421,152	6,765	Sinopec Kantons Holdings, Ltd.(Ñ)	2,243,948	1,663
Spark Infrastructure Group	4,298,978	7,508	Towngas China Co., Ltd.	2,433,926	2,802
Sydney Airport	1,527,411	6,059			22,122
Transurban Group - ADR(Æ)	11,267,418	80,535
		144,814	France - 9.4%
			Aeroports de Paris	110,693	15,144
Austria - 0.3%			Electricite de France SA	50,504	1,632
Flughafen Wien AG	61,831	5,803	Eutelsat Communications SA	813,232	28,027
			GDF Suez	725,658	18,591
Belgium - 0.1%			Groupe Eurotunnel SA	3,564,287	47,119
bpost SA	32,892	825	Rubis SCA(Ñ)	253,123	15,171
Elia System Operator SA	12,339	600	Suez Environnement Co.	372,952	6,931
		1,425	Vinci SA	485,764	33,425

Bermuda - 0.1%					166,040
Brookfield Renewable Energy Partners,			Germany - 2.8%
LP	42,714	1,214	E.ON SE	1,275,869	24,134
			Fraport AG Frankfurt Airport Services
Brazil - 1.2%			Worldwide	373,551	24,623
Alupar Investimento SA	206,589	1,534			48,757
CCR SA	988,060	7,770
Cia de Saneamento Basico do Estado de			Hong Kong - 4.2%
Sao Paulo - ADR(Æ)	380,888	3,390	APT Satellite Holdings, Ltd.(Æ)	670,781	990
CPFL Energias Renovaveis SA(Æ)	102,095	581	Beijing Enterprises Holdings, Ltd.	653,557	5,684
Light SA	249,921	2,346	China Everbright International, Ltd.	3,386,754	4,539
Ultrapar Participacoes SA	129,979	2,993	China Merchants Holdings International
Wilson Sons, Ltd. Class BDR	174,226	2,709	Co., Ltd.	13,045,367	44,106
		21,323	China Resources Power Holdings Co.,
			Ltd.	314,881	881
Canada - 8.3%			Hong Kong & China Gas Co., Ltd.	869,810	1,897
AltaGas, Ltd. - ADR(Ñ)	164,311	7,437	MTR Corp., Ltd.	474,459	1,868
Brookfield Infrastructure Partners, LP(Ñ)	45,988	1,823	Power Assets Holdings, Ltd.	1,632,127	14,583
Canadian Pacific Railway, Ltd.	9,151	1,740			74,548
Canadian Utilities, Ltd. Class A	56,828	2,042
Emera, Inc.(Ñ)	49,314	1,525	India - 0.2%
Enbridge, Inc.	1,117,003	54,739	GAIL India, Ltd. - GDR	30,990	1,314
Gibson Energy, Inc.	151,243	4,640	Power Grid Corp. of India, Ltd.	1,292,135	2,842
Inter Pipeline, Ltd.(Ñ)	142,618	4,418			4,156
Keyera Corp.	43,725	3,273
Pembina Pipeline Corp.	341,823	14,321	Indonesia - 0.1%
Progressive Waste Solutions, Ltd.	122,434	3,073	Jasa Marga Persero Tbk PT	1,598,025	887
TransAlta Renewables, Inc.	101,649	1,085	Tower Bersama Infrastructure Tbk PT	2,286,497	1,611
TransCanada Corp.(Ñ)	759,798	38,117			2,498
Westshore Terminals Investment Corp.	281,091	8,559
		146,792	Italy - 8.8%
			ASTM SpA	142,145	2,174
Chile - 0.4%			Atlantia SpA	3,167,997	83,743
Aguas Andinas SA Class A	4,329,547	2,730	Ei Towers SpA(Æ)	30,433	1,643
Empresa Nacional de Electricidad SA			Enel SpA	1,748,881	9,939
- ADR	42,198	1,877	Hera SpA(Ñ)	3,586,107	9,676
Enersis SA - ADR	125,071	2,109	Snam Rete Gas SpA	3,695,724	21,778
		6,716	Societa Iniziative Autostradali e Servizi
			SpA	671,842	7,993

See accompanying notes which are an integral part of this quarterly report.

248 Russell Global Infrastructure Fund

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Terna Rete Elettrica Nazionale SpA	3,394,246	17,831	REN - Redes Energeticas Nacionais
		154,777	SGPS SA	353,849	1,245
					3,788
Japan - 3.6%
Central Japan Railway Co.	15,000	2,135	Singapore - 1.3%
Chubu Electric Power Co., Inc.(Æ)	49,400	575	CitySpring Infrastructure Trust(Æ)	3,693,147	1,476
East Japan Railway Co.	75,200	6,045	ComfortDelGro Corp., Ltd.	1,430,051	2,961
Japan Airport Terminal Co., Ltd.	76,952	2,619	HanKore Environment Tech Group, Ltd.
Kamigumi Co., Ltd.	2,279,482	21,855	(Æ)(Ñ)	1,769,436	1,239
Kansai Electric Power Co., Inc. (The)	88,700	804	Hutchison Port Holdings Trust Class U	14,833,192	11,034
Mitsubishi Logistics Corp.	127,071	1,932	Hyflux, Ltd.	580,280	551
Osaka Gas Co., Ltd.	331,000	1,377	Keppel Infrastructure Trust(Æ)	871,532	723
Toho Gas Co., Ltd.	958,000	5,303	Parkway Life Real Estate Investment
Tokyo Gas Co., Ltd.	3,720,000	21,290	Trust(Æ)(ö)	1,189,779	2,281
		63,935	SATS, Ltd.	568,374	1,370
			Singapore Post, Ltd.	1,080,311	1,519
Luxembourg - 0.9%					23,154
SES SA	414,768	15,211
			South Korea - 0.1%
Malaysia - 0.2%			Macquarie Korea Infrastructure Fund	188,830	1,212
Petronas Gas BHD	478,315	3,513
Westports Holdings BHD	46,978	42	Spain - 3.3%
		3,555	Abertis Infraestructuras SA	1,316,309	28,807
			Acciona SA(Æ)	12,923	1,058
Marshall Islands - 0.4%			EDP Renovaveis SA	105,823	746
Seadrill Partners LLC(Ñ)	85,201	2,760	Enagas SA	55,574	1,849
Teekay Corp.	67,332	3,748	Ferrovial SA	421,835	8,808
		6,508	Iberdrola SA	1,617,997	12,012
			Obrascon Huarte Lain SA	32,340	1,216
Mexico - 1.5%			Red Electrica Corp. SA	41,921	3,590
Grupo Aeroportuario del Centro Norte					58,086
Sab de CV - ADR(Æ)(Ñ)	36,459	1,149
Grupo Aeroportuario del Pacifico SAB de			Switzerland - 2.2%
CV - ADR	89,052	5,995	Flughafen Zuerich AG	62,043	38,575
Grupo Aeroportuario del Sureste SAB de
CV - ADR	52,527	6,539	United Kingdom - 6.3%
Infraestructura Energetica Nova SAB			Abengoa Yield PLC(Æ)	13,525	489
de CV	723,724	4,084	BBA Aviation PLC	3,890,774	20,836
OHL Mexico SAB de CV(Æ)	1,111,011	3,226	Drax Group PLC	115,044	1,350
Promotora y Operadora de			Inmarsat PLC	76,109	934
Infraestructura SAB de CV(Æ)	361,377	4,622	National Grid PLC	2,534,998	36,512
		25,615	National Grid PLC - ADR	158,161	11,354
			Pennon Group PLC	668,703	9,190
Netherlands - 0.9%			Scottish & Southern Energy PLC	1,028,712	25,229
Koninklijke Vopak NV(Ñ)	356,998	16,526	Shanks Group PLC	753,802	1,370
			Stagecoach Group PLC	609,902	3,648
New Zealand - 1.0%			Transocean Partners LLC(Æ)	26,530	645
Auckland International Airport, Ltd.(Æ)	3,813,002	12,295			111,557
Infratil, Ltd.	729,726	1,540
Port of Tauranga, Ltd.(Ñ)	282,336	3,704	United States - 28.6%
		17,539	Access Midstream Partners, LP	53,390	3,215
			AES Corp.	884,390	12,921
Norway - 0.0%			ALLETE, Inc.	4,690	220
Hafslund ASA Class B(Ñ)	71,011	583	Alliant Energy Corp.	64,107	3,622

Philippines - 0.5%			American Tower Corp. Class A(ö)	77,114	7,279
International Container Terminal			American Water Works Co., Inc.	46,152	2,205
Services, Inc.	3,719,466	9,677	Aqua America, Inc.	73,428	1,746
			Atmos Energy Corp.	172,202	8,321
Portugal - 0.2%			California Water Service Group	160,600	3,657
Energias de Portugal SA	543,696	2,543	CenterPoint Energy, Inc.	73,744	1,793

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 249

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Cheniere Energy, Inc.(Æ)	24,117	1,707		Wisconsin Energy Corp.(Ñ)	109,961		4,792
CMS Energy Corp.	141,631	4,097					505,064
Connecticut Water Service, Inc.	57,228	1,825
Corrections Corp. of America(ö)	57,662	1,858		Total Common Stocks
Covanta Holding Corp.	105,715	2,159		(cost $1,492,290)			1,701,570
Crown Castle International Corp.(ö)	207,151	15,366	Short	-Term Investments - 2.1%
CSX Corp.	631,212	18,886		United States - 2.1%
Dominion Resources, Inc.	373,204	25,244		Russell U.S. Cash Management Fund	38,031,105	(8)	38,031
DTE Energy Co.	62,830	4,638		Total Short-Term Investments
Duke Energy Corp.	123,250	8,890		(cost $38,031)			38,031
Energy Transfer Equity, LP	49,717	2,704		Other Securities - 2.1%
Equities Midstream Partners, LP	79,817	6,907		Russell U.S. Cash Collateral Fund(×)	36,802,651	(8)	36,803
Exelon Corp.	933,823	29,023		Total Other Securities
FirstEnergy Corp.	341,150	10,647		(cost $36,803)			36,803
Genesee & Wyoming, Inc. Class A(Æ)	36,362	3,626		Total Investments 100.6%
ITC Holdings Corp.	244,085	8,811		(identified cost $1,567,124)			1,776,404
Kinder Morgan, Inc.	370,699	13,338		Other Assets and Liabilities, Net
Macquarie Infrastructure Co. LLC	16,361	1,141	-	(0.6%)			(11,007)
Magellan Midstream Partners, LP	41,943	3,363		Net Assets - 100.0%			1,765,397
MarkWest Energy Partners, LP	7,011	489
MPLX, LP(Ñ)	37,555	2,131
NextEra Energy Partners, LP(Æ)	38,980	1,327
NextEra Energy, Inc.	279,004	26,196
NiSource, Inc.	295,685	11,141
Norfolk Southern Corp.	160,769	16,344
Northeast Utilities	286,572	12,581
NRG Yield, Inc. Class A(Ñ)	45,305	2,367
Oiltanking Partners, LP	76,990	3,318
ONE Gas, Inc.	17,078	615
ONEOK, Inc.	114,786	7,396
Pattern Energy Group, Inc. Class A	22,745	705
PG&E Corp.	760,095	33,953
Plains GP Holdings, LP Class A(Ñ)	193,123	5,738
Portland General Electric Co.	86,412	2,759
PPL Corp.	980,658	32,352
Public Service Enterprise Group, Inc.	188,956	6,646
Questar Corp.	214,424	4,769
SemGroup Corp. Class A	101,170	7,798
Sempra Energy	139,878	13,947
SJW Corp.	71,211	1,909
Southern Co.	60,304	2,611
Southwest Gas Corp.	6,573	326
SP Plus Corp.(Æ)	64,472	1,264
Spectra Energy Corp.	402,559	16,473
Summit Midstream Partners, LP	24,913	1,222
Tallgrass Energy Partners, LP	83,679	3,284
Targa Resources Corp.	15,869	2,023
TC PipeLines, LP(Ñ)	15,522	817
TECO Energy, Inc.	73,494	1,283
TerraForm Power, Inc. Class A(Æ)	49,572	1,524
The GEO Group, Inc.(Æ)	23,790	819
Union Pacific Corp.	201,648	19,824
Unitil Corp.	16,828	538
Valero Energy Partners, LP(Ñ)	27,505	1,278
Waste Connections, Inc.	48,410	2,292
Western Gas Equity Partners, LP	27,245	1,537
Western Gas Partners, LP(Ñ)	14,324	1,062
Williams Cos., Inc. (The)	678,167	38,405

See accompanying notes which are an integral part of this quarterly report.

250 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of		Notional	Expiration	(Depreciation)
			Contracts		Amount	Date	$
Long Positions
CAC 40 Index Futures			95	EUR	4,033	08/14	(97)
DAX Index Futures			10	EUR	2,355	09/14	(62)
EURO STOXX 50 Index Futures			66	EUR	2,058	09/14	(39)
FTSE 100 Index Futures			39	GBP	2,606	09/14	6
Hang Seng Index Futures			24	HKD	29,719	08/14	49
IBEX 35 Index Futures			33	EUR	3,532	08/14	73
S&P 500 E-Mini Index Futures			90	USD	8,662	09/14	(113)
S&P E-Mini Utilities Select Sector Index Futures			323	USD	13,379	09/14	(416)
S&P TSX 60 Index Futures			36	CAD	6,358	09/14	69
SPI 200 Index Futures			38	AUD	5,291	09/14	94
TOPIX Index Futures			17	JPY	219,725	09/14	34
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(402)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD		93	AUD	100	09/17/14	(1)
Bank of America	USD		374	AUD	400	09/17/14	(4)
Bank of America	USD		92	CAD	100	09/17/14	(1)
Bank of America	USD		372	CAD	400	09/17/14	(6)
Bank of America	USD		272	EUR	200	09/17/14	(4)
Bank of America	USD		1,361	EUR	1,000	09/17/14	(21)
Bank of America	USD		340	GBP	200	09/17/14	(3)
Bank of America	USD		196	JPY	20,000	09/17/14	(2)
Bank of America	AUD		300	USD	281	09/17/14	3
Bank of America	CAD		300	USD	276	09/17/14	1
Bank of America	EUR		400	USD	542	09/17/14	7
Bank of America	GBP		200	USD	338	09/17/14	—
Bank of America	JPY		15,000	USD	148	09/17/14	2
Bank of America	NZD		56	USD	48	08/01/14	—
Bank of America	NZD		242	USD	205	08/05/14	—
Bank of New York	USD		1,682	AUD	1,800	09/17/14	(14)
Bank of New York	USD		1,967	CAD	2,100	09/17/14	(44)
Bank of New York	USD		4,282	CAD	4,666	09/17/14	(7)
Bank of New York	USD		78	EUR	58	08/04/14	—
Bank of New York	USD		91	EUR	68	08/04/14	—
Bank of New York	USD		408	EUR	300	09/17/14	(7)
Bank of New York	USD		5,440	EUR	4,000	09/17/14	(82)
Bank of New York	USD		1,370	GBP	800	09/17/14	(20)
Bank of New York	USD		1,290	HKD	10,000	09/17/14	—
Bank of New York	USD		99	JPY	10,000	09/17/14	(1)
Bank of New York	USD		839	JPY	85,000	09/17/14	(13)
Bank of New York	AUD		200	USD	187	09/17/14	1
Bank of New York	CAD		300	USD	279	09/17/14	4
Bank of New York	EUR		100	USD	135	09/17/14	1
Bank of New York	GBP		100	USD	171	09/17/14	3
Bank of New York	HKD		1,000	USD	129	09/17/14	—
Bank of New York	JPY		10,000	USD	98	09/17/14	1
Barclays	USD		3,912	EUR	2,890	09/17/14	(41)
Barclays	USD		1,885	GBP	1,123	09/17/14	11
BNP Paribas	AUD		300	USD	280	09/17/14	2
BNP Paribas	CAD		200	USD	186	09/17/14	2

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
BNP Paribas	EUR		1,000	USD		1,357	09/17/14	18
BNP Paribas	GBP		100	USD		171	09/17/14	3
BNP Paribas	HKD		2,000	USD		258	09/17/14	—
BNP Paribas	JPY		20,000	USD		197	09/17/14	2
Citigroup	USD		282	AUD		302	08/05/14	(1)
Citigroup	USD		291	EUR		217	08/01/14	—
Citigroup	USD		30	HKD		233	08/01/14	—
Citigroup	USD		295	HKD		2,287	08/01/14	—
Citigroup	EUR		53	USD		71	08/04/14	—
Citigroup	EUR		561	USD		752	08/04/14	—
Citigroup	EUR		1,205	USD		1,613	08/05/14	—
Citigroup	GBP		199	USD		336	08/04/14	—
Citigroup	HKD		1,926	USD		248	08/01/14	—
Citigroup	HKD		2,294	USD		296	08/01/14	—
Citigroup	JPY		7,169	USD		70	08/05/14	—
Citigroup	NZD		49	USD		42	08/04/14	—
Citigroup	SGD		1,481	USD		1,189	08/04/14	2
Commonwealth Bank of Australia	AUD		700	USD		657	09/17/14	8
Commonwealth Bank of Australia	CAD		800	USD		748	09/17/14	15
Commonwealth Bank of Australia	EUR		1,400	USD		1,917	09/17/14	42
Commonwealth Bank of Australia	GBP		300	USD		513	09/17/14	7
Commonwealth Bank of Australia	HKD		3,500	USD		451	09/17/14	—
Commonwealth Bank of Australia	JPY		30,000	USD		296	09/17/14	5
Credit Suisse	USD		14	EUR		11	08/01/14	—
Credit Suisse	USD		25	EUR		18	08/04/14	—
Credit Suisse	USD		3,912	EUR		2,890	09/17/14	(41)
Credit Suisse	USD		3,235	HKD		25,076	09/17/14	—
Credit Suisse	CAD		504	USD		462	08/05/14	—
Credit Suisse	CHF		72	USD		79	08/06/14	—
Credit Suisse	EUR		518	USD		695	08/01/14	1
Credit Suisse	GBP		455	USD		771	08/01/14	3
Credit Suisse	GBP		239	USD		404	08/05/14	—
Credit Suisse	HKD		4,331	USD		559	08/04/14	—
Deutsche Bank	CAD		270	USD		248	08/06/14	—
Deutsche Bank	MXN		1,886	USD		144	08/01/14	2
HSBC	USD		3,912	EUR		2,890	09/17/14	(41)
HSBC	USD		1,884	GBP		1,123	09/17/14	11
Morgan Stanley	USD		9	AUD		9	08/01/14	(2)
Morgan Stanley	USD		52	CAD		56	08/01/14	—
Morgan Stanley	USD		222	EUR		166	08/01/14	—
Morgan Stanley	USD		22	GBP		13	08/01/14	—
Morgan Stanley	HKD		9	USD		1	08/01/14	—
Morgan Stanley	JPY		324	USD		3	08/01/14	—
Northern Trust	USD		1,752	CAD		1,913	08/05/14	3
State Street	USD		363	AUD		391	08/06/14	—
State Street	USD		94	AUD		100	09/17/14	(1)
State Street	USD		94	AUD		100	09/17/14	(1)
State Street	USD		186	AUD		200	09/17/14	(1)
State Street	USD		279	AUD		300	09/17/14	(1)
State Street	USD		375	AUD		400	09/17/14	(4)
State Street	USD		515	AUD		550	09/17/14	(5)
State Street	USD		560	AUD		600	09/17/14	(4)
State Street	USD		1,390	AUD		1,500	09/17/14	—
State Street	USD		93	CAD		100	09/17/14	(1)
State Street	USD		186	CAD		200	09/17/14	(3)
State Street	USD		275	CAD		300	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
252 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street	USD		278	CAD		300	09/17/14	(4)
State Street	USD		468	CAD		500	09/17/14	(10)
State Street	USD		506	CAD		550	09/17/14	(2)
State Street	USD		513	CAD		550	09/17/14	(9)
State Street	USD		1,649	CAD		1,800	09/17/14	—
State Street	USD		161	EUR		120	08/01/14	—
State Street	USD		456	EUR		340	08/01/14	(1)
State Street	USD		82	EUR		62	08/04/14	—
State Street	USD		169	EUR		126	08/05/14	—
State Street	USD		180	EUR		134	08/05/14	—
State Street	USD		376	EUR		280	08/05/14	—
State Street	USD		135	EUR		100	09/17/14	(1)
State Street	USD		404	EUR		300	09/17/14	(2)
State Street	USD		670	EUR		500	09/17/14	—
State Street	USD		676	EUR		500	09/17/14	(7)
State Street	USD		1,361	EUR		1,000	09/17/14	(23)
State Street	USD		1,365	EUR		1,000	09/17/14	(27)
State Street	USD		1,495	EUR		1,100	09/17/14	(23)
State Street	USD		4,955	EUR		3,700	09/17/14	—
State Street	USD		169	GBP		100	09/17/14	—
State Street	USD		170	GBP		100	09/17/14	(1)
State Street	USD		171	GBP		100	09/17/14	(2)
State Street	USD		340	GBP		200	09/17/14	(3)
State Street	USD		341	GBP		200	09/17/14	(3)
State Street	USD		373	GBP		220	09/17/14	(2)
State Street	USD		1,013	GBP		600	09/17/14	—
State Street	USD		129	HKD		1,000	09/17/14	—
State Street	USD		129	HKD		1,000	09/17/14	—
State Street	USD		129	HKD		1,000	09/17/14	—
State Street	USD		258	HKD		2,000	09/17/14	—
State Street	USD		258	HKD		2,000	09/17/14	—
State Street	USD		323	HKD		2,500	09/17/14	—
State Street	USD		387	HKD		3,000	09/17/14	—
State Street	USD		1,161	HKD		9,000	09/17/14	—
State Street	USD		97	JPY		10,000	09/17/14	—
State Street	USD		98	JPY		10,000	09/17/14	(1)
State Street	USD		99	JPY		10,000	09/17/14	(2)
State Street	USD		196	JPY		20,000	09/17/14	(2)
State Street	USD		197	JPY		20,000	09/17/14	(3)
State Street	USD		246	JPY		25,000	09/17/14	(3)
State Street	USD		681	JPY		70,000	09/17/14	—
State Street	USD		42	MYR		133	08/04/14	—
State Street	USD		55	MYR		176	08/04/14	—
State Street	AUD		100	USD		94	09/17/14	1
State Street	AUD		100	USD		94	09/17/14	2
State Street	AUD		100	USD		94	09/17/14	1
State Street	AUD		100	USD		93	09/17/14	—
State Street	AUD		100	USD		93	09/17/14	1
State Street	AUD		200	USD		187	09/17/14	2
State Street	AUD		200	USD		188	09/17/14	2
State Street	AUD		200	USD		186	09/17/14	1
State Street	AUD		200	USD		187	09/17/14	1
State Street	AUD		200	USD		186	09/17/14	1
State Street	AUD		200	USD		186	09/17/14	1
State Street	AUD		300	USD		279	09/17/14	1
State Street	AUD		300	USD		281	09/17/14	3
State Street	AUD		600	USD		560	09/17/14	4

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street	AUD		900	USD		839	09/17/14	5
State Street	CAD		6	USD		6	08/01/14	—
State Street	CAD		100	USD		92	09/17/14	1
State Street	CAD		100	USD		92	09/17/14	—
State Street	CAD		150	USD		141	09/17/14	3
State Street	CAD		150	USD		141	09/17/14	3
State Street	CAD		200	USD		186	09/17/14	3
State Street	CAD		200	USD		188	09/17/14	4
State Street	CAD		200	USD		188	09/17/14	5
State Street	CAD		300	USD		279	09/17/14	4
State Street	CAD		300	USD		279	09/17/14	4
State Street	CAD		300	USD		279	09/17/14	4
State Street	CAD		300	USD		276	09/17/14	1
State Street	CAD		300	USD		277	09/17/14	3
State Street	CAD		400	USD		366	09/17/14	(1)
State Street	CAD		500	USD		464	09/17/14	6
State Street	CAD		1,000	USD		918	09/17/14	2
State Street	EUR		221	USD		296	08/01/14	1
State Street	EUR		120	USD		160	08/05/14	—
State Street	EUR		200	USD		271	09/17/14	4
State Street	EUR		200	USD		271	09/17/14	3
State Street	EUR		200	USD		272	09/17/14	4
State Street	EUR		250	USD		342	09/17/14	7
State Street	EUR		300	USD		403	09/17/14	1
State Street	EUR		300	USD		403	09/17/14	1
State Street	EUR		400	USD		544	09/17/14	9
State Street	EUR		400	USD		544	09/17/14	9
State Street	EUR		500	USD		676	09/17/14	7
State Street	EUR		500	USD		681	09/17/14	11
State Street	EUR		500	USD		677	09/17/14	8
State Street	EUR		500	USD		677	09/17/14	8
State Street	EUR		700	USD		954	09/17/14	17
State Street	EUR		1,200	USD		1,632	09/17/14	24
State Street	EUR		2,000	USD		2,706	09/17/14	27
State Street	GBP		60	USD		103	09/17/14	2
State Street	GBP		75	USD		129	09/17/14	2
State Street	GBP		80	USD		137	09/17/14	2
State Street	GBP		100	USD		171	09/17/14	2
State Street	GBP		100	USD		171	09/17/14	2
State Street	GBP		100	USD		170	09/17/14	1
State Street	GBP		100	USD		170	09/17/14	1
State Street	GBP		100	USD		171	09/17/14	3
State Street	GBP		100	USD		170	09/17/14	1
State Street	GBP		100	USD		170	09/17/14	1
State Street	GBP		200	USD		340	09/17/14	3
State Street	GBP		200	USD		335	09/17/14	(3)
State Street	GBP		400	USD		671	09/17/14	(4)
State Street	HKD		974	USD		126	08/04/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		1,000	USD		129	09/17/14	—
State Street	HKD		2,000	USD		258	09/17/14	—
State Street	HKD		2,000	USD		258	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
254 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	2,000	USD	258	09/17/14	—
State Street	HKD	2,000	USD	258	09/17/14	—
State Street	HKD	2,000	USD	258	09/17/14	—
State Street	HKD	5,000	USD	645	09/17/14	—
State Street	JPY	20,748	USD	203	08/01/14	1
State Street	JPY	23,262	USD	226	08/04/14	—
State Street	JPY	19,594	USD	190	08/05/14	—
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	99	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	10,000	USD	98	09/17/14	1
State Street	JPY	20,000	USD	196	09/17/14	2
State Street	JPY	20,000	USD	196	09/17/14	1
State Street	JPY	20,000	USD	196	09/17/14	2
State Street	JPY	30,000	USD	294	09/17/14	2
State Street	SGD	1,444	USD	1,161	08/01/14	4
State Street	SGD	426	USD	341	08/05/14	—
Westpac	USD	4,244	AUD	4,550	09/17/14	(28)
Westpac	USD	1,937	JPY	197,280	09/17/14	(19)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(153)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$—		$144,814		$—	$144,814
Austria	—		5,803		—	5,803
Belgium	—		1,425		—	1,425
Bermuda	1,214		—		—	1,214
Brazil	21,323		—		—	21,323
Canada	146,792		—		—	146,792
Chile	6,716		—		—	6,716
China	—		22,122		—	22,122
France	—		166,040		—	166,040
Germany	—		48,757		—	48,757
Hong Kong	—		74,548		—	74,548
India	1,299		2,857		—	4,156
Indonesia	—		2,498		—	2,498
Italy	—		154,777		—	154,777
Japan	—		63,935		—	63,935
Luxembourg	—		15,211		—	15,211
Malaysia	—		3,555		—	3,555
Marshall Islands	6,508		—		—	6,508
Mexico	25,615		—		—	25,615
Netherlands	—		16,526		—	16,526
New Zealand	—		17,539		—	17,539
Norway	—		583		—	583
Philippines	—		9,677		—	9,677
Portugal	—		3,788		—	3,788
Singapore	—		23,154		—	23,154

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — July 31, 2014 (Unaudited) (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
South Korea	—	1,212		—		1,212
Spain	—	58,086		—		58,086
Switzerland	—	38,575		—		38,575
United Kingdom	12,488	99,069		—		111,557
United States	505,064	—		—		505,064
Short-Term Investments	—	38,031		—		38,031
Other Securities	—	36,803		—		36,803
Total Investments	727,019	1,049,385		—		1,776,404

Other Financial Instruments
Futures Contracts	(402)	—		—		(402)
Foreign Currency Exchange Contracts	12	(165)		—		(153)
Total Other Financial Instruments*	$(390)	$(165)		$—		$(555)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

256 Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.9%			Sponda OYJ	646,720	3,322
Australia – 6.9%					3,816
Australand Property Group(ö)	145,145	606
BGP Holdings PLC(Å)(Æ)	4,619,419	—	France - 3.6%
CFS Retail Property Trust Group(ö)	4,124,965	8,247	Altarea REIT(Æ)(ö)	1,011	185
Dexus Property Group(ö)	15,275,287	16,766	Fonciere Des Regions(ö)	19,510	1,958
Federation Centres(ö)	2,656,158	6,305	Gecina SA(ö)	65,115	9,280
Goodman Group(ö)	4,108,630	20,176	Icad, Inc.(ö)	27,982	2,699
GPT Group (The)(ö)	1,196,666	4,505	Klepierre - GDR(ö)	286,470	13,535
Investa Office Fund(ö)	68,171	225	Mercialys SA(ö)	102,772	2,439
Mirvac Group(ö)	2,765,807	4,635	Unibail-Rodamco SE(ö)	131,859	35,358
Scentre Group(Æ)	8,180,123	25,846			65,454
Stockland(ö)	3,339,159	12,523
Westfield Corp.(Æ)	3,730,024	25,740	Germany - 2.0%
		125,574	alstria office REIT-AG(Æ)(ö)	227,448	3,010
			Deutsche Annington Immobilien SE	115,525	3,535
Austria - 0.1%			Deutsche Euroshop AG	29,540	1,395
Buwog AG(Æ)	23,026	444	Deutsche Wohnen AG	682,775	14,824
Conwert Immobilien Invest SE(Æ)	120,689	1,479	LEG Immobilien AG	173,650	12,156
		1,923	Prime Office AG(Æ)	128,843	581
					35,501
Belgium - 0.0%
Cofinimmo(ö)	5,260	652	Hong Kong - 10.0%
			Champion REIT(Æ)(ö)	676,012	315
Bermuda - 0.3%			China Overseas Land & Investment, Ltd.	600,000	1,823
Belmond, Ltd. Class A(Æ)	390,663	4,844	Hang Lung Properties, Ltd. - ADR	929,000	2,869
			Henderson Land Development Co., Ltd.	2,468,081	15,726
Brazil - 0.2%			Hongkong Land Holdings, Ltd.	4,011,967	27,403
BR Malls Participacoes SA	125,900	1,088	Hysan Development Co., Ltd.	1,740,436	8,345
BR Properties SA	199,000	1,231	Kerry Properties, Ltd.	467,000	1,712
Iguatem Emp De Shopping Centers			Link REIT (The)(ö)	5,637,797	31,943
SA(Æ)	144,000	1,539	New World Development Co., Ltd.	13,149,527	16,620
		3,858	Sino Land Co., Ltd.	1,138,000	1,955

Canada - 2.2%			Sun Hung Kai Properties, Ltd.	3,353,982	50,810
Allied Properties Real Estate Investment			Swire Properties, Ltd.	2,076,400	6,753
Trust(Ñ)(ö)	365,589	11,722	Wharf Holdings, Ltd.	1,782,424	14,249
Boardwalk Real Estate Investment					180,523

Trust(ö)	80,800	4,809	Italy - 0.0%
Brookfield Canada Office Pro REIT(Æ)			Beni Stabili SpA(Ñ)(ö)	931,635	755
(ö)	51,958	1,299
Calloway Real Estate Investment Trust(ö)	19,297	465	Japan - 13.3%
Canadian Apartment Properties REIT(ö)	10,900	230	Activia Properties, Inc.(ö)	935	8,336
Canadian Real Estate Investment			Advance Residence Investment Corp.(ö)	135	322
Trust(Ñ)(ö)	166,976	7,009	Aeon Mall Co., Ltd.	14,900	353
Chartwell Retirement Residences	212,010	2,100	Frontier Real Estate Investment Corp.(ö)	417	2,294
Crombie Real Estate Investment			GLP J-Reit(ö)	671	747
Trust(Æ)(Ñ)(ö)	68,050	826	Hulic Co., Ltd.	908,800	10,739
First Capital Realty, Inc. Class A	113,668	1,967	Hulic Reit, Inc.(ö)	1,443	2,463
H&R Real Estate Investment Trust(ö)	210,649	4,469	Invincible Investment Corp.(Æ)	1,649	419
RioCan Real Estate Investment Trust(ö)	235,586	5,851	Japan Hotel REIT Investment Corp.(Æ)	338	187
		40,747	Japan Logistics Fund, Inc.(ö)	1,047	2,404
			Japan Prime Realty Investment Corp.
China - 0.1%			Class A(Ñ)(ö)	989	3,437
China Resources Land, Ltd.	842,000	1,966	Japan Real Estate Investment Corp.(ö)	2,922	16,538
China Vanke Co., Ltd.(Æ)	143,000	317	Japan Retail Fund Investment Corp.
		2,283	Class A(ö)	3,628	8,017
Finland - 0.2%			Kenedix Office Investment Corp.(ö)	727	3,966
Citycon OYJ	134,754	494	Mitsubishi Estate Co., Ltd.	1,962,008	48,110
			Mitsui Fudosan Co., Ltd.	2,127,350	70,333

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 257

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mori Hills REIT Investment Corp. Class			Fastighets AB Balder Class B(Æ)	17,273	219
A(Ñ)(ö)	2,832	4,156	Hemfosa Fastigheter AB(Æ)	243,224	3,878
Nippon Building Fund, Inc.(ö)	1,461	8,214	Hufvudstaden AB Class A	174,103	2,383
Nippon Prologis REIT, Inc.(ö)	1,885	4,402	Wihlborgs Fastigheter AB	93,445	1,740
Nomura Master Real Estate Fund, Inc.					15,951
(Æ)	2,063	2,501
Nomura Real Estate Holdings, Inc.	28,000	520	Switzerland - 0.3%
Nomura Real Estate Office Fund, Inc.			Mobimo Holding AG(Æ)	1,469	299
Class A(ö)	1,150	5,450	PSP Swiss Property AG(Æ)	43,011	3,804
NTT Urban Development Corp.	31,000	339	Swiss Prime Site AG Class A(Æ)	22,934	1,819
Orix JREIT, Inc.(ö)	1,323	1,812			5,922
Sumitomo Realty & Development Co.,
Ltd.	718,000	29,711	United Kingdom - 6.5%
Tokyo Tatemono Co., Ltd.	257,000	2,200	Big Yellow Group PLC(ö)	809,330	6,841
Tokyu REIT, Inc.(ö)	133	181	British Land Co. PLC (The)(ö)	617,808	7,311
United Urban Investment Corp.(ö)	1,922	3,096	Capital & Counties Properties PLC	210,209	1,134
		241,247	Capital & Regional PLC	1,452,342	1,128
			Derwent London PLC(ö)	280,460	12,609
Jersey - 0.0%			Grainger PLC	267,133	966
Atrium European Real Estate, Ltd.(Æ)	143,351	800	Great Portland Estates PLC(ö)	718,253	7,735
			Hammerson PLC(ö)	2,756,400	27,877
Luxembourg - 0.3%			Intu Properties PLC Class H(ö)	388,311	2,144
Gagfah SA(Æ)	269,491	4,722	Land Securities Group PLC(ö)	2,079,552	36,456
			Londonmetric Property PLC(ö)	324,107	771
Netherlands - 1.1%			LXB Retail Properties(Æ)	879,038	1,879
Corio NV(ö)	151,806	8,056	Quintain Estates & Development
Eurocommercial Properties NV	32,427	1,616	PLC(Æ)	1,736,373	2,582
Nieuwe Steen Investments NV(ö)	956,990	5,611	Safestore Holdings PLC(ö)	339,686	1,180
Vastned Retail NV(ö)	4,677	238	Segro PLC(ö)	151,512	913
Wereldhave NV(ö)	44,245	3,940	Shaftesbury PLC(ö)	101,949	1,161
		19,461	ST Modwen Properties PLC	123,853	774
			UNITE Group PLC (The)	512,471	3,504
Norway - 0.2%			Urban&Civic plc(Æ)	142,747	574
Norwegian Property ASA(Æ)	2,973,162	4,320			117,539

Singapore - 3.7%			United States - 45.7%
Ascendas Real Estate Investment			Acadia Realty Trust(ö)	41,200	1,163
Trust(Æ)(ö)	2,676,099	4,993	Alexandria Real Estate Equities, Inc.(ö)	34,903	2,743
CapitaCommercial Trust(Æ)(ö)	4,636,788	6,187	American Assets Trust, Inc.(ö)	119,431	4,095
CapitaLand, Ltd.	6,471,000	17,824	American Homes 4 Rent Class A(ö)	323,171	5,888
CapitaMall Trust Class A(Æ)(ö)	2,336,966	3,687	American Realty Capital Properties,
CDL Hospitality Trusts(Æ)(ö)	890,394	1,248	Inc.(ö)	821,065	10,764
City Developments, Ltd.	973,802	8,247	Apartment Investment & Management
Global Logistic Properties, Ltd.	7,976,985	17,735	Co. Class A(ö)	258,910	8,850
Keppel Land, Ltd.	731,891	2,133	AvalonBay Communities, Inc.(ö)	268,671	39,785
Mapletree Logistics Trust(Æ)(ö)	21,476	20	Aviv REIT, Inc.(ö)	203,691	5,795
SPH REIT(Æ)(ö)	1,009,000	856	Boston Properties, Inc.(ö)	205,646	24,564
Suntec Real Estate Investment Trust(ö)	694,729	995	Brixmor Property Group, Inc.(ö)	327,026	7,407
UOL Group, Ltd.	468,689	2,481	Brookdale Senior Living, Inc. Class
Wing Tai Holdings, Ltd.	21,000	33	A(Æ)	71,916	2,492
		66,439	Camden Property Trust(ö)	73,387	5,310

Spain - 0.3%			CBL & Associates Properties, Inc.(ö)	83	1
Hispania Activos Inmobiliarios SAU(Æ)	210,416	2,841	Chesapeake Lodging Trust(ö)	19,160	569
Lar Espana Real Estate Socimi SA(Æ)(ö)	191,740	2,394	Corporate Office Properties Trust(ö)	148,447	4,211
		5,235	Cousins Properties, Inc.(ö)	909,221	11,256
			CubeSmart Class A(ö)	195,799	3,566
Sweden - 0.9%			DCT Industrial Trust, Inc.(ö)	49,560	388
Atrium Ljungberg AB(Æ)	75,172	1,186	DDR Corp.(ö)	797,261	13,984
Castellum AB	268,964	4,509	DiamondRock Hospitality Co.(ö)	5,327	65
Fabege AB	148,729	2,036	Digital Realty Trust, Inc.(ö)	143	9
See accompanying notes which are an integral part of this quarterly report.
258 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Douglas Emmett, Inc.(ö)	267,592	7,624		Spirit Realty Capital, Inc.(ö)	32		—
Duke Realty Corp.(ö)	168,189	3,026		Starwood Hotels & Resorts Worldwide,
DuPont Fabros Technology, Inc.(ö)	1,182	32		Inc.	116,752		8,971
EastGroup Properties, Inc.(ö)	39,957	2,492		Starwood Waypoint Residential Trust(Æ)
Empire State Realty Trust, Inc. Class				(ö)	40,420		1,063
A(Ñ)(ö)	465,901	7,566		Strategic Hotels & Resorts, Inc.(Æ)(ö)	449,666		5,131
Equity Commonwealth(Æ)(ö)	111,407	2,992		Summit Hotel Properties, Inc.(ö)	111,100		1,141
Equity Lifestyle Properties, Inc. Class				Sun Communities, Inc.(ö)	22,980		1,210
A(ö)	91,746	4,063		Sunstone Hotel Investors, Inc.(ö)	469,425		6,661
Equity Residential(ö)	648,184	41,905		Tanger Factory Outlet Centers, Inc.(ö)	117,086		4,057
Essex Property Trust, Inc.(ö)	73,711	13,973		Taubman Centers, Inc.(ö)	24,874		1,830
Extra Space Storage, Inc.(ö)	130,061	6,728		UDR, Inc.(ö)	350,862		10,203
Federal Realty Investment Trust(ö)	86,745	10,592		Ventas, Inc.(ö)	156,236		9,921
FelCor Lodging Trust, Inc.(ö)	22,133	232		Vornado Realty Trust(ö)	298,208		31,616
First Industrial Realty Trust, Inc.(ö)	231,426	4,177		Washington Prime Group, Inc.(Æ)(ö)	131,264		2,480
Forest City Enterprises, Inc. Class A(Æ)	441,244	8,459					827,323
General Growth Properties, Inc.(ö)	1,506,253	35,201
Glimcher Realty Trust(ö)	258,918	2,781		Total Common Stocks
HCP, Inc.(ö)	93,721	3,892		(cost $1,402,722)			1,774,889
Health Care, Inc.(ö)	282,345	17,966	Short	-Term Investments - 2.6%
Healthcare Realty Trust, Inc.(ö)	320,065	7,906		United States - 2.6%
Healthcare Trust of America, Inc. Class				Russell U.S. Cash Management Fund	45,881,790	(8)	45,882
A(ö)	533,902	6,359					45,882
Hilton Worldwide Holdings, Inc.(Æ)	371,097	8,984		Total Short-Term Investments
Home Properties, Inc.(ö)	103,116	6,784		(cost $45,882)			45,882
Host Hotels & Resorts, Inc.(ö)	1,463,573	31,818		Other Securities - 1.5%
Hudson Pacific Properties, Inc.(ö)	305,900	7,831		Russell U.S. Cash Collateral Fund(×)	27,871,344	(8)	27,871
Kilroy Realty Corp.(ö)	94,504	5,844		Total Other Securities
Kimco Realty Corp.(ö)	508,735	11,385		(cost $27,871)			27,871
La Quinta Holdings, Inc.(Æ)	117,818	2,214		Total Investments 102.0%
LaSalle Hotel Properties(ö)	235,020	8,176		(identified cost $1,476,475)			1,848,642
Liberty Property Trust(ö)	91,938	3,233		Other Assets and Liabilities, Net
Macerich Co. (The)(ö)	152,713	9,928	-	(2.0%)			(35,955)
Mack-Cali Realty Corp.(ö)	174,291	3,678		Net Assets - 100.0%			1,812,687
Mid-America Apartment Communities,
Inc.(ö)	172,212	12,041
National Health Investors, Inc.(ö)	60,500	3,617
National Retail Properties, Inc.(Ñ)(ö)	303,240	10,786
Omega Healthcare Investors, Inc.(Ñ)(ö)	163,469	5,973
Parkway Properties, Inc.(ö)	318,366	6,600
Pebblebrook Hotel Trust(ö)	1,245	45
Pennsylvania Real Estate Investment
Trust(ö)	83	2
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	328,117	6,382
Prologis, Inc.(ö)	970,642	39,612
PS Business Parks, Inc.(ö)	17,200	1,419
Public Storage(ö)	216,244	37,110
Realty Income Corp.(ö)	172,791	7,439
Regency Centers Corp.(ö)	405,754	22,057
Retail Opportunity Investments Corp.(ö)	289,473	4,467
Retail Properties of America, Inc. Class
A(ö)	275,270	4,143
Rexford Industrial Realty, Inc.(ö)	23,500	325
RLJ Lodging Trust(ö)	278,273	7,803
Senior Housing Properties Trust(ö)	294,164	6,724
Simon Property Group, Inc.(ö)	542,927	91,315
SL Green Realty Corp.(ö)	257,561	27,765
Sovran Self Storage, Inc.(ö)	86,916	6,668

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 259

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date	or shares		$	$	$
0.0%
BGP Holdings PLC		08/06/09AUD	4,619,419		—	—	—
							—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Dow Jones US Real Estate Index Futures			250	USD	6,950	09/14	(5)
FTSE/EPRA Index Futures			316	EUR	5,629	09/14	21
Hang Seng Index Futures			18	HKD	22,289	08/14	47
MSCI Singapore Index Futures			23	SGD	1,759	08/14	8
S&P Mid 400 E-Mini Index Futures			1	USD	137	09/14	(4)
S&P/TSX 60 Index Futures			10	CAD	1,766	09/14	40
SPI 200 Index Futures			20	AUD	2,785	09/14	88
TOPIX Index Futures			40	JPY	517,000	09/14	158
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							353

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	94	AUD		100	09/17/14	(1)
Bank of America	USD	272	EUR		200	09/17/14	(4)
Bank of America	USD	98	JPY		10,000	09/17/14	(1)
Bank of New York	USD	2	AUD		2	08/01/14	—
Bank of New York	USD	2	AUD		3	08/01/14	—
Bank of New York	USD	3	AUD		3	08/01/14	—
Bank of New York	USD	4	AUD		5	08/01/14	—
Bank of New York	USD	22	AUD		23	08/01/14	—
Bank of New York	USD	561	AUD		600	09/17/14	(5)
Bank of New York	USD	300	CAD		320	09/17/14	(7)
Bank of New York	USD	1,748	CAD		1,905	09/17/14	(3)
Bank of New York	USD	894	EUR		668	08/04/14	—
Bank of New York	USD	1,409	EUR		1,041	09/17/14	(15)
Bank of New York	USD	1,428	EUR		1,050	09/17/14	(21)
Bank of New York	USD	24	GBP		14	08/04/14	—
Bank of New York	USD	127	GBP		75	08/04/14	—
Bank of New York	USD	645	HKD		5,000	09/17/14	—
Bank of New York	USD	515	JPY		52,420	08/04/14	(6)
Bank of New York	USD	1,086	JPY		110,000	09/17/14	(17)
Bank of New York	USD	71	SGD		89	08/01/14	—
Bank of New York	USD	322	SGD		400	09/17/14	(1)
Bank of New York	AUD	103	USD		97	08/01/14	1
Bank of New York	EUR	35	USD		47	08/01/14	—
Bank of New York	JPY	2,787	USD		27	08/01/14	—
Bank of New York	SGD	102	USD		82	08/01/14	—
Barclays	USD	1,409	EUR		1,041	09/17/14	(15)
Barclays	USD	4,348	HKD		33,697	09/17/14	1
BNP Paribas	AUD	200	USD		187	09/17/14	1

See accompanying notes which are an integral part of this quarterly report.
260 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	CAD	100	USD	93	09/17/14	1
BNP Paribas	EUR	300	USD	407	09/17/14	6
BNP Paribas	HKD	1,000	USD	129	09/17/14	—
BNP Paribas	JPY	20,000	USD	197	09/17/14	2
BNP Paribas	SGD	100	USD	80	09/17/14	—
Brown Brothers Harriman	USD	34	JPY	3,518	08/01/14	—
Brown Brothers Harriman	SGD	48	USD	38	08/01/14	—
Citigroup	USD	212	HKD	1,645	08/01/14	—
Citigroup	USD	273	HKD	2,113	08/01/14	—
Citigroup	USD	10	JPY	1,051	08/04/14	—
Citigroup	USD	212	JPY	21,814	08/04/14	(1)
Citigroup	USD	144	SGD	179	08/04/14	—
Citigroup	EUR	100	USD	134	08/04/14	—
Citigroup	HKD	1,725	USD	223	08/01/14	—
Citigroup	HKD	4,048	USD	522	08/01/14	—
Citigroup	SGD	55	USD	44	08/04/14	—
Commonwealth Bank of Australia	AUD	200	USD	188	09/17/14	2
Commonwealth Bank of Australia	CAD	100	USD	94	09/17/14	2
Commonwealth Bank of Australia	EUR	500	USD	685	09/17/14	15
Commonwealth Bank of Australia	HKD	1,300	USD	168	09/17/14	—
Commonwealth Bank of Australia	JPY	30,000	USD	296	09/17/14	5
Commonwealth Bank of Australia	SGD	150	USD	120	09/17/14	—
Credit Suisse	USD	1,409	EUR	1,041	09/17/14	(15)
Credit Suisse	USD	2,004	SGD	2,506	09/17/14	4
HSBC	USD	1,409	EUR	1,041	09/17/14	(15)
HSBC	USD	6,897	JPY	702,487	09/17/14	(65)
Northern Trust	USD	34	EUR	26	08/04/14	—
Northern Trust	USD	57	EUR	42	08/04/14	—
Northern Trust	USD	79	EUR	59	08/04/14	—
Northern Trust	USD	137	EUR	102	08/04/14	—
Northern Trust	USD	519	EUR	388	08/04/14	—
Northern Trust	USD	939	EUR	702	08/04/14	1
Northern Trust	USD	1,273	SGD	1,588	08/05/14	(1)
Northern Trust	HKD	1,166	USD	150	08/04/14	—
Northern Trust	HKD	1,845	USD	238	08/04/14	—
Northern Trust	SGD	98	USD	78	08/05/14	—
State Street	USD	291	AUD	310	08/01/14	(3)
State Street	USD	7	AUD	8	08/05/14	—
State Street	USD	8	AUD	9	08/05/14	—
State Street	USD	11	AUD	11	08/05/14	—
State Street	USD	20	AUD	22	08/05/14	—
State Street	USD	9	AUD	10	08/06/14	—
State Street	USD	11	AUD	12	08/06/14	—
State Street	USD	14	AUD	15	08/06/14	—
State Street	USD	27	AUD	29	08/06/14	—
State Street	USD	280	AUD	300	09/17/14	(2)
State Street	USD	281	AUD	300	09/17/14	(3)
State Street	USD	186	CAD	200	09/17/14	(3)
State Street	USD	187	CAD	200	09/17/14	(4)
State Street	USD	60	CHF	55	08/06/14	—
State Street	USD	—	EUR	—	08/01/14	—
State Street	USD	7	EUR	5	08/01/14	—
State Street	USD	46	EUR	34	08/01/14	—
State Street	USD	148	EUR	111	08/01/14	—
State Street	USD	408	EUR	305	08/01/14	(1)
State Street	USD	2	EUR	2	08/04/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 261

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	77	EUR	57	08/04/14	—
State Street	USD	21	EUR	16	08/05/14	—
State Street	USD	49	EUR	37	08/05/14	—
State Street	USD	338	EUR	253	08/05/14	—
State Street	USD	465	EUR	347	08/05/14	—
State Street	USD	562	EUR	420	08/05/14	—
State Street	USD	408	EUR	300	09/17/14	(6)
State Street	USD	683	EUR	500	09/17/14	(12)
State Street	USD	73	GBP	43	08/05/14	—
State Street	USD	555	HKD	4,300	08/04/14	—
State Street	USD	258	HKD	2,000	09/17/14	—
State Street	USD	387	HKD	3,000	09/17/14	—
State Street	USD	14	JPY	1,402	08/01/14	—
State Street	USD	107	JPY	10,988	08/05/14	—
State Street	USD	154	JPY	15,838	08/05/14	—
State Street	USD	199	JPY	20,474	08/05/14	—
State Street	USD	491	JPY	50,000	09/17/14	(5)
State Street	USD	493	JPY	50,000	09/17/14	(7)
State Street	USD	15	SEK	103	08/04/14	—
State Street	USD	1	SEK	10	08/05/14	—
State Street	USD	25	SEK	169	08/05/14	—
State Street	USD	152	SGD	189	08/01/14	(1)
State Street	USD	67	SGD	83	08/04/14	—
State Street	USD	66	SGD	83	08/05/14	—
State Street	USD	173	SGD	216	08/05/14	—
State Street	USD	160	SGD	200	09/17/14	—
State Street	USD	160	SGD	200	09/17/14	—
State Street	USD	160	SGD	200	09/17/14	—
State Street	AUD	402	USD	377	08/01/14	3
State Street	AUD	160	USD	149	08/05/14	—
State Street	AUD	214	USD	199	08/06/14	—
State Street	AUD	100	USD	93	09/17/14	1
State Street	AUD	100	USD	93	09/17/14	—
State Street	AUD	100	USD	94	09/17/14	1
State Street	AUD	150	USD	141	09/17/14	2
State Street	AUD	200	USD	186	09/17/14	1
State Street	AUD	200	USD	187	09/17/14	2
State Street	AUD	300	USD	280	09/17/14	2
State Street	AUD	500	USD	466	09/17/14	3
State Street	CAD	100	USD	93	09/17/14	1
State Street	CAD	100	USD	94	09/17/14	2
State Street	CAD	100	USD	93	09/17/14	2
State Street	CAD	100	USD	93	09/17/14	1
State Street	CAD	100	USD	94	09/17/14	2
State Street	CAD	200	USD	184	09/17/14	1
State Street	CAD	300	USD	275	09/17/14	1
State Street	CHF	54	USD	59	08/06/14	—
State Street	EUR	58	USD	78	08/01/14	—
State Street	EUR	57	USD	77	08/04/14	—
State Street	EUR	7	USD	9	08/05/14	—
State Street	EUR	19	USD	25	08/05/14	—
State Street	EUR	100	USD	135	09/17/14	1
State Street	EUR	100	USD	135	09/17/14	1
State Street	EUR	100	USD	136	09/17/14	2
State Street	EUR	100	USD	136	09/17/14	2
State Street	EUR	200	USD	272	09/17/14	4
State Street	EUR	200	USD	272	09/17/14	4

See accompanying notes which are an integral part of this quarterly report.
262 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	300	USD	408	09/17/14	7
State Street	EUR	400	USD	543	09/17/14	8
State Street	EUR	700	USD	947	09/17/14	11
State Street	GBP	7	USD	12	08/01/14	—
State Street	GBP	21	USD	35	08/01/14	—
State Street	GBP	6	USD	10	08/05/14	—
State Street	GBP	39	USD	65	08/05/14	—
State Street	HKD	1,000	USD	129	09/17/14	—
State Street	HKD	1,000	USD	129	09/17/14	—
State Street	HKD	1,000	USD	129	09/17/14	—
State Street	HKD	1,000	USD	129	09/17/14	—
State Street	HKD	2,000	USD	258	09/17/14	—
State Street	HKD	3,000	USD	387	09/17/14	—
State Street	HKD	4,000	USD	516	09/17/14	—
State Street	HKD	4,000	USD	516	09/17/14	—
State Street	JPY	3,689	USD	36	08/04/14	—
State Street	JPY	5,532	USD	54	08/04/14	—
State Street	JPY	18,738	USD	182	08/04/14	—
State Street	JPY	2,754	USD	27	08/05/14	—
State Street	JPY	7,350	USD	71	08/05/14	—
State Street	JPY	10,339	USD	100	08/05/14	—
State Street	JPY	15,483	USD	151	08/05/14	—
State Street	JPY	10,000	USD	99	09/17/14	1
State Street	JPY	20,000	USD	197	09/17/14	3
State Street	JPY	20,000	USD	196	09/17/14	2
State Street	JPY	20,000	USD	196	09/17/14	2
State Street	JPY	20,000	USD	196	09/17/14	1
State Street	JPY	20,000	USD	196	09/17/14	1
State Street	JPY	40,000	USD	393	09/17/14	4
State Street	JPY	50,000	USD	490	09/17/14	4
State Street	JPY	70,000	USD	688	09/17/14	7
State Street	SGD	42	USD	34	08/04/14	—
State Street	SGD	231	USD	185	08/05/14	—
State Street	SGD	100	USD	80	09/17/14	—
State Street	SGD	100	USD	81	09/17/14	1
State Street	SGD	100	USD	81	09/17/14	1
State Street	SGD	200	USD	160	09/17/14	—
State Street	SGD	200	USD	160	09/17/14	—
State Street	SGD	200	USD	161	09/17/14	—
State Street	SGD	250	USD	200	09/17/14	—
State Street	SGD	300	USD	240	09/17/14	(1)
UBS	USD	4	AUD	4	08/01/14	(1)
UBS	USD	22	CAD	25	08/01/14	1
UBS	USD	65	EUR	49	08/01/14	—
UBS	USD	15	GBP	9	08/04/14	—
UBS	USD	1	HKD	4	08/01/14	—
UBS	USD	1	SEK	4	08/04/14	—
UBS	JPY	535	USD	5	08/01/14	—
UBS	SGD	11	USD	8	08/01/14	—
Westpac	USD	3,454	AUD	3,703	09/17/14	(23)
Westpac	USD	1,409	EUR	1,041	09/17/14	(15)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(146)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 263

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Index Swap Contracts(*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
iShares U.S. Real Estate ETF Index	Barclays	USD	14,048	08/30/14	10
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					10

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fee was based on the 3-month LIBOR rate.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$25,846	$99,728		$—		$125,574
Austria	—	1,923		—		1,923
Belgium	—	652		—		652
Bermuda	4,844	—		—		4,844
Brazil	3,858	—		—		3,858
Canada	40,747	—		—		40,747
China	317	1,966		—		2,283
Finland	—	3,816		—		3,816
France	17,620	47,834		—		65,454
Germany	—	35,501		—		35,501
Hong Kong	—	180,523		—		180,523
Italy	—	755		—		755
Japan	353	240,894		—		241,247
Jersey	—	800		—		800
Luxembourg	—	4,722		—		4,722
Netherlands	—	19,461		—		19,461
Norway	—	4,320		—		4,320
Singapore	—	66,439		—		66,439
Spain	—	5,235		—		5,235
Sweden	—	15,951		—		15,951
Switzerland	—	5,922		—		5,922
United Kingdom	—	117,539		—		117,539
United States	827,323	—		—		827,323
Short-Term Investments	—	45,882		—		45,882
Other Securities	—	27,871		—		27,871
Total Investments	920,908	927,734		—		1,848,642

Other Financial Instruments
Futures Contracts	353	—		—		353
Foreign Currency Exchange Contracts	(6)	(140)		—		(146)
Index Swap Contracts	—	10		—		10
Total Other Financial Instruments*	$347	$(130)		$—		$217

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

264 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 21.8%			Boxer Parent Co., Inc.
Asset-Backed Securities - 0.3%			9.000% due 10/15/19 (Þ)	310	288
Carrington Mortgage Loan Trust			Caesars Entertainment Operating
Series 2006-NC5 Class A5			Co., Inc.
0.262% due 01/25/37 (Ê)	577	451	9.000% due 02/15/20	1,845	1,533
Countrywide Asset-Backed			Cenveo Corp.
Certificates			8.500% due 09/15/22	195	189
Series 2004-5 Class M1			Chester Downs & Marina LLC /
1.010% due 08/25/34 (Ê)	300	283	Chester Downs Finance Corp.
Series 2005-11 Class AF3			9.250% due 02/01/20 (Þ)	1,280	1,216
4.778% due 02/25/36	242	248	Citigroup, Inc.
Series 2006-5 Class 2A2			Series M
0.335% due 08/25/36 (Ê)	222	217	6.300% due 12/29/49 (ƒ)	885	889
Covenant Care Partners CLO I, Ltd.			Clear Channel Communications,
3.684% due 07/20/26	250	235	Inc.
Cutwater, Ltd.			12.000% due 02/01/21	345	344
3.931% due 07/15/26 (Å)	100	94	Cornerstone Chemical Co.
Gallatin Funding, Ltd.			9.375% due 03/15/18 (Þ)	410	436
3.922% due 07/15/23	225	225	DISH DBS Corp.
5.832% due 07/15/23	220	212	5.000% due 03/15/23	390	382
Palmer Square CLO, Ltd.			Energy Transfer Equity, LP
6.021% due 10/17/22	250	242	5.875% due 01/15/24	785	801
Park Place Securities, Inc. Asset-			5.875% due 01/15/24	95	97
Backed Pass-Through Certificates			EXCO Resources, Inc.
Series 2004-WHQ1 Class M2			8.500% due 04/15/22	465	467
1.145% due 09/25/34 (Ê)	977	930	First Data Corp.
		3,137	11.750% due 08/15/21	484	565
Corporate Bonds and Notes - 5.0%			GenOn Americas Generation LLC
Advanced Micro Devices, Inc.			8.500% due 10/01/21	870	848
7.500% due 08/15/22	760	787	9.125% due 05/01/31	615	594
Albertsons, Inc.			Guitar Center, Inc.
7.450% due 08/01/29	290	269	6.500% due 04/15/19	370	352
8.000% due 05/01/31	1,400	1,347	9.625% due 04/15/20	515	475
Ally Financial, Inc.			Harland Clarke Holdings Corp.
8.000% due 11/01/31	320	399	9.250% due 03/01/21 (Þ)	1,080	1,083
Alpha Natural Resources, Inc.			Immucor, Inc.
3.750% due 12/15/17	265	224	11.125% due 08/15/19	665	732
6.000% due 06/01/19	180	122	JC Penney Corp., Inc.
American Achievement Corp.			5.650% due 06/01/20	335	292
10.875% due 04/15/16 (Þ)	660	672	JPMorgan Chase & Co.
American Energy-Permian Basin,			Series Q
LLC / AEPB Finance Corp.			5.150% due 12/31/49 (ƒ)	1,250	1,182
7.125% due 11/01/20 (Å)	640	618	Kennedy-Wilson, Inc.
7.375% due 11/01/21 (Å)	425	410	5.875% due 04/01/24	365	366
American International Group, Inc.			Kindred Healthcare, Inc.
8.175% due 05/15/58	400	552	6.375% due 04/15/22	840	832
APX Group, Inc.			Lantheus Medical Imaging, Inc.
6.375% due 12/01/19	370	370	9.750% due 05/15/17	565	564
8.750% due 12/01/20	1,190	1,160	Liberty Interactive LLC
Aurora Diagnostics Holdings /			4.000% due 11/15/29	234	154
Aurora Diagnostics Financing,			8.250% due 02/01/30	310	343
Inc.			3.750% due 02/15/30	2,025	1,304
10.750% due 01/15/18	845	727	Mohegan Tribal Gaming Authority
Bank of America Corp.			9.750% due 09/01/21	560	605
Series U			Monitronics International, Inc.
5.200% due 12/31/49 (ƒ)	840	787	9.125% due 04/01/20	1,150	1,208
BMC Software Finance, Inc.			Morgan Stanley
8.125% due 07/15/21 (Þ)	735	731	0.714% due 10/15/15 (Ê)	1,200	1,203
Bon-Ton Department Stores, Inc.			MTR Gaming Group, Inc.
(The)			11.500% due 08/01/19	485	536
8.000% due 06/15/21	585	532	Murray Energy Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 265

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
8.625% due 06/15/21 (Þ)	885	938	3.875% due 10/10/22		900	850
Navient LLC			Barclays PLC
3.875% due 09/10/15	600	609	8.250% due 12/31/49 (ƒ)		595	631
New Albertsons, Inc.			Bluewater Holding BV
7.750% due 06/15/26	35	34	10.000% due 12/10/19 (Þ)		500	538
8.700% due 05/01/30	120	119	Cathedral Lake CLO, Ltd.
PF Chang's China Bistro, Inc.			Series 2014-1A Class C
10.250% due 06/30/20 (Þ)	655	665	3.884% due 01/15/26 (Å)(Ê)		250	237
Radio One, Inc.			Cemex SAB de CV
9.250% due 02/15/20 (Þ)	335	354	7.250% due 01/15/21 (Þ)		500	530
Rice Energy, Inc.			CFIP CLO Ltd.
6.250% due 05/01/22 (Þ)	660	653	Series 2014-1A Class D
Rite Aid Corp.			1.000% due 04/13/25		250	236
7.700% due 02/15/27	740	810	Hildene CLO I, Ltd.
Rockies Express Pipeline LLC			Series 2014-1A Class D
6.000% due 01/15/19 (Þ)	280	290	3.989% due 01/17/26 (Å)(Ê)		250	239
5.625% due 04/15/20 (Þ)	920	945	IAMGOLD Corp.
Roundy's Supermarkets, Inc.			6.750% due 10/01/20 (Þ)		1,315	1,210
10.250% due 12/15/20 (Þ)	395	413	ICICI Bank, Ltd.
Sabine Pass Liquefaction LLC			4.750% due 11/25/16 (Þ)		100	105
5.625% due 02/01/21	300	311	LBG Capital No.1 PLC
6.250% due 03/15/22 (Þ)	290	305	8.500% due 12/29/49 (ƒ)(Þ)		100	110
5.625% due 04/15/23	1,485	1,507	Lloyds Bank PLC
SandRidge Energy, Inc.			12.000% due 12/29/49 (ƒ)(Þ)		300	438
7.500% due 02/15/23	1,590	1,658	Madison Park Funding XI, Ltd.
Shingle Springs Tribal Gaming			Series 2013-11A Class D
			3.733% due 10/23/25 (Ê)(Þ)		250	241
Authority			Mallinckrodt PLC
9.750% due 09/01/21 (Þ)	1,350	1,505
Signode Industrial Group Lux			5.750% due 08/01/22 (Å)		480	483
			Millennium Offshore Services
SA/Signode Industrial Group US,			Superholdings LLC
Inc.			9.500% due 02/15/18 (Þ)		605	647
6.375% due 05/01/22 (Þ)	1,105	1,088	Morgan Stanley
Sprint Capital Corp.			Series GMTN
6.875% due 11/15/28	950	926	0.623% due 01/16/17 (Ê)	EUR	100	134
8.750% due 03/15/32	920	1,021	OFSI Fund V, Ltd.
Sprint Corp.			Series 2013-5A Class B1L
7.125% due 06/15/24 (Þ)	1,440	1,469	4.483% due 04/17/25 (Å)(Ê)		270	268
SUPERVALU, Inc.			OHA Loan Funding 2013-1, Ltd.
6.750% due 06/01/21	515	523	Series 2013-1A Class D
Texas Competitive Electric Holdings			3.833% due 07/23/25 (Å)(Ê)		250	242
Co. LLC / TCEH Finance, Inc.			OZLM VI, Ltd.
11.500% due 10/01/20 (Þ)	1,000	855	Series 2014-6A Class C
The ServiceMaster Co.			3.730% due 04/17/26 (Ê)(Þ)		625	596
7.450% due 08/15/27	20	21	Republic of Argentina
Toys R Us, Inc.			8.280% due 12/31/33		7,024	6,322
10.375% due 08/15/17	1,440	1,231	Sberbank of Russia Via SB Capital
TransDigm, Inc.			SA
6.000% due 07/15/22 (Þ)	240	241	4.950% due 02/07/17 (Þ)		600	596
6.500% due 07/15/24 (Þ)	320	323	SLM Student Loan Trust
Walter Energy, Inc.			Series 2003-2 Class A5
9.500% due 10/15/19 (Þ)	250	249	0.502% due 12/15/23 (Ê)	EUR	691	916
9.875% due 12/15/20	760	395	Slovenia Government International
8.500% due 04/15/21	665	319	Bond
Williams Cos., Inc. (The)			5.250% due 02/18/24		400	428
8.750% due 03/15/32	210	269	SoftBank Corp.
		49,633	4.500% due 04/15/20 (Þ)		525	526
International Debt - 2.0%			Sound Point CLO II, Ltd.
Air Canada			Series 2013-1A Class B1L
7.750% due 04/15/21 (Þ)	725	754	3.978% due 04/26/25 (Ê)(Þ)		280	275
Banco do Brasil SA			Sound Point CLO III, Ltd.

See accompanying notes which are an integral part of this quarterly report.
266 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2013-2A Class D				Eagle Bulk Shipping, Inc. 1st Lien
4.134% due 07/15/25 (Å)(Ê)		470	460	Term Loan
St. Barbara, Ltd.				0.700% due 12/31/15	7	7
8.875% due 04/15/18 (Þ)		285	225	Eagle Bulk Shipping, Inc. Term
Stackpole International Intermediate				Loan
/ Stackpole International Powder				2.500% due 12/31/15	426	392
/ Stackpl				Empire Generating Co. LLC Term
7.750% due 10/15/21 (Þ)		450	450	Loan B
Tervita Corp.				5.250% due 03/14/21	783	791
8.000% due 11/15/18 (Þ)		720	742	Empire Generating Co. LLC Term
YPF SA				Loan C
8.750% due 04/04/24 (Þ)		510	530	5.250% due 03/14/21	55	55
			19,959	Energy Future Intermediate Holding
Loan Agreements - 4.1%				Co. LLC Term Loan
Adria Topco BV PIK Term Loan				4.250% due 06/19/16	1,225	1,224
9.000% due 06/19/19	EUR	150	201	Graton Economic Development
Albaugh LLC Term Loan B				Authority Term Loan B
6.000% due 05/28/21		495	488	9.000% due 08/22/18	745	767
Albertson's LLC Term Loan B2				GTCR Valor Cos., Inc. 1st Lien
4.750% due 03/21/19		890	889	Term Loan
Alinta Energy Finance Pty., Ltd.				6.000% due 05/30/21	154	153
Delayed Draw Term Loan				GTCR Valor Cos., Inc. Delayed
0.500% due 08/13/18		57	57	Draw Term Loan
Alinta, Ltd. Term Loan				0.500% due 05/30/21	116	116
6.375% due 05/08/19		857	867	Hilton Worldwide Finance, LLC
Aquilex, LLC 1st Lien Term Loan B				Term Loan
5.000% due 12/31/20		463	458	4.000% due 10/25/20 (Ê)	972	966
Aricent Technologies 1st Lien Term				HJ Heinz Co. Term Loan B2
Loan				3.500% due 06/05/20 (Ê)	486	486
5.500% due 04/14/21		325	327	Hoffmaster Group, Inc. 1st Lien
Astoria Generating Co. Acquisitions				Term Loan B
LLC Term Loan				5.250% due 05/09/20	465	464
8.500% due 10/26/17		1,161	1,192	Indra Holdings Corp. Term Loan B
Axalta Coating Systems U.S.				5.250% due 04/29/21	274	274
Holdings, Inc. Term Loan				INEOS / Sasol HDPE LLC Term
4.000% due 02/01/20		296	294	Loan
BMC Software Finance, Inc. Term				1.000% due 07/14/21	405	405
Loan				JC Penney Corp., Inc. 1st Lien Term
5.000% due 09/10/20 (Ê)		717	711	Loan
Bowie Resource Holdings LLC 1st				6.000% due 05/21/18	779	786
Lien Term Loan				JC Penney Corp., Inc. Term Loan B
6.750% due 08/16/20		659	661	5.000% due 06/20/19	535	535
Chromaflo Technologies Corp. 2nd				Kate Spade & Co. Term Loan B
Lien Term Loan				4.000% due 04/10/21	180	178
8.250% due 05/27/20		115	114	KCA DEUTAG Alpha, Ltd. 1st Lien
Clear Channel Communications,				Term Loan B
Inc. 1st Lien Term Loan D				6.250% due 05/16/20	345	343
6.905% due 01/30/19		2,582	2,530	Kindred Healthcare, Inc. Term Loan
Curo Health Services LLC 1st Lien				4.000% due 04/09/21	600	594
Term Loan				Maschantucket Western Pequot
5.750% due 05/07/20		910	896	Tribe Term Loan B
Dell International LLC Term Loan B				9.375% due 06/30/20	1,349	1,289
4.500% due 04/29/20 (Ê)		1,048	1,045	Medpace Holdings, Inc. 1st Lien
Drillships Financing Holding, Inc.				Term Loan B
Term Loan B				4.750% due 04/01/21	329	331
1.000% due 07/18/21		615	617	Millennium Laboratories, Inc. Term
Dubai World, Ltd. Term Loan A1				Loan B
1.000% due 09/30/15		155	120	5.250% due 03/28/21	445	445
Dubai World, Ltd. Term Loan B1				MModal, Inc. Term Loan B
1.000% due 09/30/18		550	429	9.000% due 08/17/19	1,560	1,226

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 267

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Mohegan Tribal Gaming Authority			4.674% due 10/10/17 (Ê)			950	722
Term Loan B			The Talbots, Inc. 1st Lien Term
5.500% due 11/19/19	1,154	1,164	Loan
Mount Airy Lodge LLC 1st Lien			4.750% due 03/19/20			175	173
Term Loan			The Talbots, Inc. 2nd Lien Term
13.000% due 04/01/18	592	622	Loan
Moxie Liberty LLC Term Loan B1			8.250% due 03/19/21			340	335
7.500% due 08/20/20	765	782	Toys "R" Us Property Co. I LLC
Moxie Patriot LLC Term Loan B1			Term Loan B
6.500% due 12/18/20	385	395	6.000% due 08/21/19			695	669
Murray Energy Corp. Term Loan			Toys "R" Us-Delaware, Inc. Term
5.250% due 12/05/19	349	351	Loan
New Albertson's, Inc. Term Loan			6.000% due 09/01/16			616	566
4.750% due 06/25/21	345	347	Tribune Media Co. Term Loan
OCI Beaumont LLC Term Loan B3			4.000% due 12/27/20 (Ê)			299	297
5.000% due 08/20/19	752	757	Tribune Publishing Co. Term Loan
Onex Carestream Finance LP 1st			4.000% due 07/07/21			595	594
Lien Term Loan			Tyrol Acquisition 2 SAS Term Loan
5.000% due 06/07/19	645	645	A2
Onex Carestream Finance LP 2nd			1.000% due 01/29/16	EUR		573	733
Lien Term Loan			Tyrol Acquisition 2 SAS Term Loan
9.500% due 06/07/19	836	850	B
Panda Sherman Power LLC Term			1.000% due 01/29/16	EUR		16	20
Loan			Tyrol Acquisition 2 SAS Term Loan
9.000% due 09/13/18	675	689	C2
PHOTONIS Technologies SAS 1st			1.000% due 01/29/16	EUR		16	20
Lien Term Loan			Vince Intermediate Holding LLC
8.500% due 09/18/19	274	274	Term Loan
Red Lobster Management LLC Term			6.000% due 11/04/19			538	541
Loan B			Vogue International LLC Term Loan
1.000% due 07/09/21	660	657	B
Rite Aid Corp. 2nd Lien Term Loan			5.250% due 02/14/20			549	549
5.750% due 08/21/20	265	269	Wilton Brands LLC
Roundy's Supermarkets, Inc. 1st			7.500% due 08/30/18 (Ê)			890	847
Lien Term Loan B							40,759
5.750% due 03/03/21 (Ê)	244	243	Mortgage-Backed Securities - 1.0%
Sears Roebuck Acceptance Corp.			Adjustable Rate Mortgage Trust
1st Lien Term Loan B			Series 2005-5 Class 2A1
5.500% due 06/30/18	398	398	2.722% due 09/25/35 (Ê)			839	757
Shingle Springs Tribal Gaming			Alternative Loan Trust
Authority 1st Lien Term Loan B			Series 2003-11T1 Class A3
6.250% due 08/16/19	503	519	0.602% due 07/25/18 (Ê)			100	97
Signode Industrial Group US, Inc.			Bear Stearns Alt-A Trust
Term Loan B			Series 2005-10 Class 24A1
4.000% due 03/21/21	105	104	2.358% due 01/25/36 (Ê)			750	579
SIRVA Worldwide, Inc. Term Loan			Series 2006-3 Class 31A1
7.500% due 03/27/19 (Ê)	553	563	2.770% due 05/25/36 (Ê)			835	487
Spencer Spirit Holdings, Inc. Term			Bear Stearns Structured Products,
Loan B			Inc.
1.000% due 06/30/21	645	640	Series 2007-R6 Class 1A1
Stallion Oilfield Holdings, Inc. Term			1.872% due 01/26/36 (Ê)			937	743
Loan B			CHL Mortgage Pass-Through Trust
8.000% due 06/19/18	165	167	Series 2004-12 Class 11A1
Surgery Center Holdings, Inc. 1st			3.026% due 08/25/34 (Ê)			418	371
Lien Term Loan			Series 2004-16 Class 1A4A
1.000% due 07/09/20	315	315	0.962% due 09/25/34 (Ê)			131	128
Surgery Center Holdings, Inc. 2nd			Series 2004-25 Class 1A1
Lien Term Loan			0.532% due 02/25/35 (Ê)			124	117
1.000% due 07/09/21	220	219	Series 2004-25 Class 2A1
Texas Competitive Electric Holdings			0.542% due 02/25/34 (Ê)			155	140
Co. LLC Extended Term Loan			DSLA Mortgage Loan Trust
See accompanying notes which are an integral part of this quarterly report.
268 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2004-AR3 Class 2A1				3.800% due 04/30/24	EUR	4,800	7,129
2.498% due 07/19/44 (Ê)		128	129	Brazil Notas do Tesouro Nacional
Fannie Mae				Serie F
30 Year TBA(Ï)				Series NTNF
4.000%		1,000	1,051	10.000% due 01/01/21	BRL	1,600	656
Fannie Mae Aces				10.000% due 01/01/25	BRL	200	79
Series 2012-M16 Class X				Bundesrepublik Deutschland
Interest Only STRIP				Bundesobligation Inflation Linked
0.998% due 09/25/22		18,625	1,054
GE Commercial Mortgage Corp.				Bond
				0.750% due 04/15/18	EUR	745	1,043
Trust				Claris Asset Backed Securities
Series 2007-C1 Class A1A				Series 2011-1 Class REGS
5.483% due 12/10/49		867	946	0.794% due 10/31/60	EUR	1,434	1,874
Harborview Mortgage Loan Trust				Depfa Funding II, LP
2.591% due 12/19/35		370	286	6.500% due 12/31/49	EUR	100	78
Merrill Lynch Mortgage Investors				Deutsche Bundesrepublik Inflation
Trust				Linked Bond
Series 2003-A2 Class 2A3				1.750% due 04/15/20	EUR	439	666
2.006% due 03/25/33 (Ê)		409	405
Morgan Stanley Capital I, Inc.				0.100% due 04/15/23	EUR	1,348	1,878
Series 2010-IQ14 Class A2FX				Domestic Group AB
5.610% due 04/15/49		352	354	9.500% due 06/26/19	EUR	525	692
Sequoia Mortgage Trust				France Government Bond OAT
Series 2003-4 Class 2A1				Series OATe
0.553% due 07/20/33 (Ê)		197	188	0.250% due 07/25/18	EUR	417	576
Wachovia Bank Commercial				1.100% due 07/25/22	EUR	652	972
Mortgage Trust				0.250% due 07/25/24	EUR	305	421
Series 2007-WHL8 Class A2				Series OATi
0.292% due 06/15/20 (Ê)(Þ)		1,000	989	1.300% due 07/25/19	EUR	855	1,255
Wells Fargo Mortgage Backed				2.100% due 07/25/23	EUR	330	535
Securities				Generalitat de Catalunya
Series 2004-DD Class 2A6				4.750% due 06/04/18	EUR	400	588
2.617% due 01/25/33 (Ê)		731	730	Hellenic Republic Bonds
			9,551	4.500% due 07/03/17	JPY	110,000	1,049
Municipal Bonds - 0.6%				1.000% due 10/15/42	EUR	52,000	980
Commonwealth of Puerto Rico				LightPoint Pan-European CLO PLC
General Obligation Unlimited				Series 2006-1 Class A
8.000% due 07/01/35		1,855	1,670	0.476% due 01/31/22 (Ê)	EUR	382	509
5.000% due 07/01/41		90	64	Magi Funding PLC
Golden State Tobacco Securitization				Series 2006-A Class A
Corp. Revenue Bonds				0.671% due 04/11/21 (Ê)(Þ)	EUR	245	326
5.125% due 06/01/47		1,100	806	New Zealand Government Bond
5.750% due 06/01/47		860	684	2.000% due 09/20/25	NZD	1,700	1,420
Puerto Rico Sales Tax Financing				Obligacoes do Tesouro
				4.750% due 06/14/19	EUR	12,413	18,576
Corp. Revenue Bonds				Spain Government Bond
Zero coupon due 08/01/54		4,015	286
Tobacco Settlement Financing Corp.				3.750% due 10/31/18	EUR	2,800	4,179
				2.750% due 04/30/19	EUR	500	719
Revenue Bonds				United Kingdom Gilt Inflation
5.000% due 06/01/29		240	200
4.750% due 06/01/34		470	349	Linked
				1.875% due 11/22/22	GBP	1,493	3,025
5.000% due 06/01/41		2,100	1,552	0.125% due 03/22/24	GBP	528	923
			5,611
Non-US Bonds - 5.2%							50,978
				United States Government Treasuries - 3.6%
Avoca CLO IV PLC				United States Treasury Inflation
Series 2006-X Class A1A
0.833% due 02/18/22 (Ê)	EUR	105	141	Indexed Bonds
Barclays Bank PLC				2.625% due 07/15/17		2,066	2,290
Series RCI				1.625% due 01/15/18		1,817	1,963
14.000% due 12/31/49 (ƒ)	GBP	300	689	0.125% due 04/15/18		3,396	3,478
Bonos y Obligaciones del Estado				1.375% due 07/15/18		772	836
Government International Bonds				2.125% due 01/15/19		665	742

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 269

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.125% due 01/15/22	1,682	1,684	Sirius XM Holdings, Inc.(Æ)	1,032,600	3,490
0.125% due 07/15/22	1,552	1,555	Takashimaya Co., Ltd.	99,000	912
0.125% due 01/15/23	1,443	1,432	Time Warner Cable, Inc.	11,000	1,596
0.375% due 07/15/23	1,431	1,454	Toshiba Corp.	173,000	770
United States Treasury Notes			Townsquare Media, Inc. Class A(Æ)	800	9
0.094% due 04/30/16 (Ê)	3,600	3,600	Tribune Media Co.(Æ)	29,200	2,409
2.125% due 01/31/21	3,800	3,793	Tribune Publishing Co. Class W(Æ)	7,300	154
2.000% due 05/31/21	8,300	8,185	Vivendi SA - ADR(Æ)	51,500	1,292
1.750% due 05/15/23	1,600	1,509	World Duty Free SpA(Æ)	50,000	568
2.500% due 08/15/23	1,600	1,602
3.750% due 11/15/43	900	977			54,167
		35,100	Consumer Staples - 0.1%
Total Long-Term Investments			SUPERVALU, Inc.(Æ)	70,500	646
(cost $213,793)		214,728
Common Stocks - 24.2%			Energy - 2.2%
Consumer Discretionary - 5.5%			Anadarko Petroleum Corp.	29,900	3,195
Barnes & Noble, Inc.(Æ)	90,000	1,874	Cabot Oil & Gas Corp.	16,500	544
Bed Bath & Beyond, Inc.(Æ)	400	25	Civeo Corp.(Æ)	40,000	1,016
Bob Evans Farms, Inc.	24,900	1,183	Denbury Resources, Inc.	49,600	841
Caesars Acquisition Co. Class A(Æ)	4,745	55	Exxon Mobil Corp.	136	14
Caesars Entertainment Corp.(Æ)	122,700	1,963	Golar LNG, Ltd.(Æ)	20,000	1,232
CBS Corp. Class B	50,000	2,841	Gulf Coast Ultra Deep Royalty
Century Communities, Inc.(Æ)	1,300	25	Trust(Æ)	235,875	564
Cie Generale des Etablissements			Halliburton Co.	15,500	1,069
Michelin Class B	15,644	1,713	JX Holdings, Inc.	83,900	433
Comcast Corp. Class A	26,100	1,396	Kinder Morgan, Inc.	52,300	1,882
Dainippon Screen Manufacturing			QEP Resources, Inc.	24,800	819
Co., Ltd.	210,000	968	SandRidge Energy, Inc.(Æ)	528,945	3,152
Daiwa House Industry Co., Ltd.	69,000	1,404	SunCoke Energy, Inc.(Æ)	84,000	1,918
Diamond Resorts International, Inc.			TerraForm Power, Inc. Class A(Æ)	6,400	197
(Æ)	115,100	2,873	Transocean Partners LLC(Æ)	12,700	309
DISH Network Corp. Class A(Æ)	52,600	3,254	Triangle Petroleum Corp.(Æ)	67,500	729
eBay, Inc.(Æ)	32,400	1,711	WPX Energy, Inc.(Æ)	54,300	1,117
ELIOR SCA(Æ)	33,200	633	YPF SA - ADR	85,000	3,007
Express, Inc.(Æ)	25,000	389			22,038
Fox Factory Holding Corp.(Æ)	700	10
Goodyear Tire & Rubber Co. (The)	30,000	755	Financial Services - 6.6%
Hertz Global Holdings, Inc.(Æ)(Û)	100,000	2,822	AerCap Holdings NV(Æ)	25,000	1,091
Jarden Corp.(Æ)	40,000	2,236	AIA Group, Ltd.	250,600	1,344
KAR Auction Services, Inc.	24,600	721	Ally Financial, Inc.(Æ)	75,000	1,722
Kering	5,910	1,262	Alpha Bank AE(Æ)	1,050,000	838
Liberty Ventures(Æ)	72,000	4,980	Altisource Portfolio Solutions SA(Æ)	16,407	1,778
Makita Corp.	22,500	1,325	American International Group, Inc.	56,100	2,916
Melco Crown Entertainment, Ltd.			Capital One Financial Corp.	5,600	445
- ADR	6,200	206	Chimera Investment Corp.(ö)	628,000	1,991
Men's Wearhouse, Inc. (The)	30,000	1,510	Citigroup, Inc.	58,300	2,851
Michaels Cos., Inc. (The)(Æ)	1,000	15	E*Trade Financial Corp.(Æ)	100,400	2,110
Mitsubishi Corp.	26,200	553	Emerge Energy Services, LP	22,000	2,347
New Media Investment Group, Inc.			Fannie Mae(Æ)	125,000	524
(Æ)	10,439	157	Gaming and Leisure Properties, Inc.
Nintendo Co., Ltd.	3,600	401	(ö)	49,122	1,654
Performance Sports Group, Ltd.(Æ)	500	8	Harbinger Group, Inc.(Æ)	90,600	1,063
PVH Corp.	13,400	1,476	Intercontinental Exchange, Inc.	11,829	2,274
Reed Elsevier NV(Æ)	41,100	923	Jafco Co., Ltd.	36,000	1,393
Scientific Games Corp. Class A(Æ)	100,000	854	Japan Retail Fund Investment Corp.
SeaWorld Entertainment, Inc.	16,000	446	Class A(ö)(Û)	766	1,693
See accompanying notes which are an integral part of this quarterly report.
270 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JPMorgan Chase & Co.	19,600	1,130	Shire PLC - ADR	5,000	1,233
KKR & Co., LP	71,174	1,631	Thermo Fisher Scientific, Inc.	11,500	1,397
Mitsubishi UFJ Financial Group,					31,659
Inc.(Û)	309,000	1,829
Mizuho Financial Group, Inc.(Û)	876,000	1,706	Materials and Processing - 1.7%
Monitise PLC(Æ)	2,658,000	2,040	Asahi Kasei Corp.	71,000	562
Navient Corp.	121,300	2,086	Constellium NV Class A(Æ)	67,500	1,956
New Residential Investment Corp.			Eastman Chemical Co.	19,337	1,523
(ö)	137,400	822	Freeport-McMoRan, Inc.	22,700	845
Newcastle Investment Corp.(ö)	144,600	646	Graphic Packaging Holding Co.(Æ)	170,000	2,040
Nomura Holdings, Inc.	250,300	1,582	Lanxess AG	11,300	720
NorthStar Asset Management Group,			LIXIL Group Corp.	45,200	1,101
Inc.(Æ)	50,000	895	LyondellBasell Industries NV Class
NorthStar Realty Finance Corp.(Æ)			A	13,300	1,413
(ö)	50,000	805	Nippon Steel & Sumitomo Metal
Ocwen Financial Corp.(Æ)	39,500	1,192	Corp.	288,000	872
ORIX Corp.(Û)	122,600	1,993	Nissan Chemical Industries, Ltd.	61,000	1,119
PennyMac Financial Services, Inc.			Nitto Denko Corp.	21,900	988
Class A(Æ)	48,800	738	Orion Engineered Carbons SA(Æ)	6,400	109
PennyMac Mortgage Investment			Rinnai Corp.	17,400	1,591
Trust(ö)	45,600	976	Shin-Etsu Chemical Co., Ltd.	22,500	1,428
Piraeus Bank SA(Æ)	405,000	849	Ube Industries, Ltd.	349,000	603
Realogy Holdings Corp.(Æ)	19,900	732			16,870
SLM Corp.	150,400	1,333
Starwood Waypoint Residential			Producer Durables - 0.8%
			Amada Co., Ltd.	135,300	1,319
Trust(Æ)(ö)	28,000	736	AMR Corp.(Æ)	75,000	—
Sumitomo Mitsui Financial Group,			B/E Aerospace, Inc.(Æ)	12,500	1,064
Inc.	39,800	1,629	Komatsu, Ltd.	31,100	684
Sumitomo Mitsui Trust Holdings,			Manitowoc Co., Inc. (The)	25,000	664
Inc.(Û)	385,000	1,675	Nippon Yusen KK	202,000	579
Synchrony Financial(Æ)	3,377	78	Nordic American Offshore, Ltd.	18,500	339
Tetragon Financial Group, Ltd.	318,702	3,376	Ricoh Co., Ltd.	52,600	597
Tokyo Tatemono Co., Ltd.	141,000	1,207	Taisei Corp.	241,000	1,366
Tokyu Fudosan Holdings Corp.	144,200	1,094	United Continental Holdings, Inc.
Twenty-First Century Fox, Inc.(Æ)	50,000	1,584	(Æ)	32,300	1,498
Voya Financial, Inc.	38,000	1,410			8,110
XL Group PLC Class A	40,400	1,302
Zions Bancorporation	3,200	92	Technology - 2.4%
		65,202	Amadeus IT Holding SA Class A	24,800	975
			Apple, Inc.	13,900	1,328
Health Care - 3.2%			EMC Corp.	9,600	281
AbbVie, Inc.	62,500	3,271	Google, Inc. Class C(Æ)	3,500	2,013
Actavis PLC(Æ)	11,023	2,362	GungHo Online Entertainment, Inc.	24,100	176
Adeptus Health, Inc. Class A(Æ)	600	15	Hitachi, Ltd.	99,000	771
Allergan, Inc.	50,000	8,293	Loral Space & Communications,
AstraZeneca PLC - ADR	75,000	5,459	Inc.(Æ)	12,400	897
Bluebird Bio, Inc.(Æ)	700	23	Micron Technology, Inc.(Æ)	145,000	4,430
Boston Scientific Corp.(Æ)	58,200	744	Microsoft Corp.	40,000	1,726
Covidien PLC(Æ)	30,000	2,595	MobileIron, Inc.(Æ)	1,100	10
Fresenius SE & Co. KGaA	6,804	1,019	Motorola Solutions, Inc.	24,800	1,579
HCA Holdings, Inc.(Æ)	36,000	2,351	Nichicon Corp.	75,100	586
HealthEquity, Inc.(Æ)	600	11	Nidec Corp.	23,000	1,500
McKesson Corp.	6,900	1,324	QUALCOMM, Inc.	9,300	685
Pfizer, Inc.	53,500	1,536	Sony Corp.	50,700	923
Prothena Corp. PLC(Æ)	1,500	26	SunEdison Semiconductor, Ltd.(Æ)	400	7

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 271

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
			Principal		Fair				Principal	Fair
	Amount ($)				Value		Amount ($)			Value
			or Shares		$				or Shares	$
SunEdison, Inc.(Æ)			72,300		1,446	Aug 2014 165.00 Call (2)	USD		75(ÿ)	—
Telenet Group Holding NV(Æ)			68,800		3,676	Continental Resources,
Tim Participacoes SA - ADR			18,000		479	Inc.
						Aug 2014 165.00 Call (76)	USD		8(ÿ)	3
					23,488	Cotton Futures
						Nov 2014 74.00 Call (4)	USD		200(ÿ)	1
Utilities - 1.7%						Cross Currency Options
Atlas Energy, LP			69,876		3,169	(EUR/CHF)
Atlas Pipeline Partners, LP			58,028		2,001	Oct 2014 1.25 Call (1)	EUR		32,700(ÿ)	14
Atlas Resource Partners, LP			65,215		1,317	Cross Currency Options
Black Hills Corp.			45,000		2,372	(EUR/GBP)
Eclipse Resources Corp.(Æ)			3,200		66	Sep 2014 0.78 Put (1)	EUR		933(ÿ)	248
Globalstar, Inc.(Æ)			160,000		634	Aug 2014 0.81 Put (1)	EUR		16,500(ÿ)	471
Linn Energy LLC			33,775		1,017	Cross Currency Options
						(EUR/TRY)
PBF Logistics, LP(Æ)			600		15	Aug 2014 2.84 Call (1)	EUR		33,300(ÿ)	570
Penn West Petroleum, Ltd. Class						Cross Currency Options
A - ADR			25,000		193	(EUR/USD)
SoftBank Corp.			32,000		2,269	Oct 2014 1.37 Put (1)	EUR		35,700(ÿ)	1,177
Sprint Corp.(Æ)			391,876		2,880	Dec 2014 1.34 Put (1)	EUR		2,300(ÿ)	45
T-Mobile US, Inc.(Æ)			25,000		824	Cross Currency Options
						(GBP/USD)
					16,757	Sep 2014 1.70 Put (1)	GBP		49,950(ÿ)	860
						Cross Currency Options
Total Common Stocks						(USD/CNY)
(cost $211,226)					238,937	Jan 2015 6.15 Call (1)	USD		29,900(ÿ)	353
Investments in Other Funds - 0.3%						Cross Currency Options
Financial Services - 0.3%						(USD/JPY)
Market Vectors Gold Miners ETF			106,627		2,761	Oct 2014 103.00 Call (1)	USD		1,317(ÿ)	14
SPDR S&P Biotech ETF			1,426		208	Jan 2015 107.97 Put (1)	USD		6,660(ÿ)	1,949
Total Investments in Other Funds						Cross Currency Options
(cost $2,884)					2,969	(USD/MYR)
Preferred Stocks - 0.7%						Oct 2014 3.20 Put (1)	USD		17,850(ÿ)	108
Consumer Discretionary - 0.3%						Cross Currency Options
Porsche Automobil Holding SE			25,000		2,341	(USD/RUB)
						May 2015 34.00 Put (1)	USD		1,645(ÿ)	130
Financial Services - 0.4%						Cross Currency Options
Ally Financial, Inc.			3,050		3,035	(USD/ZAR)
Fannie Mae			50,000		576	Aug 2014 10.75 Call (1)	USD		32,900(ÿ)	296
Federal Home Loan Mortgage Corp.			27,000		437	Edwards Lifesciences
Federal National Mortgage						Corp.
Association(Æ)(ƒ)			8,500		78	Aug 2014 82.50 Put (18)	USD		2(ÿ)	—
						EURO STOXX 50 Index
					4,126	Dec 2014 100.00 Call (25)	EUR	—	(ÿ)	45
Total Preferred Stocks						Dec 2014 3,000.00 Call (100)	EUR		1(ÿ)	265
(cost $6,479)					6,467	Jun 2015 100.00 Call (28)	EUR	—	(ÿ)	62
Options Purchased - 2.1%						Jun 2015 800.00 Call (5)	EUR	—	(ÿ)	23
(Number of Contracts)						Jun 2015 3,000.00 Call (100)	EUR		1(ÿ)	294
AERCAP Holdings NV						Jun 2015 3,200.00 Call (94)	EUR		1(ÿ)	152
Oct 2014 45.00 Call (300)	USD		30	(ÿ)	48	Dec 2015 2,700.00 Call (4)	EUR	—	(ÿ)	25
American Network, Inc.						Dec 2015 3,100.00 Call (16)	EUR	—	(ÿ)	48
Aug 2014 39.00 Put (19)	USD		2	(ÿ)	4
Anadarko Petroleum						Dec 2015 3,200.00 Call (28)	EUR	—	(ÿ)	66
Corp.						Dec 2014 100.00 Put (181)	EUR		2(ÿ)	311
Aug 2014 80.00 Call (100)	USD		10	(ÿ)	272	Dec 2014 2,000.00 Put (207)	EUR		2(ÿ)	9
BP Prudhoe Bay Royalty						Dec 2014 3,000.00 Put (92)	EUR		1(ÿ)	113
Trust						Jun 2015 800.00 Put (82)	EUR		1(ÿ)	129
Aug 2014 100.00 Put (18)	USD		2	(ÿ)	25	Jun 2015 900.00 Put (79)	EUR		1(ÿ)	158
Cerner Corp.						Jun 2015 2,700.00 Put (13)	EUR	—	(ÿ)	16
Aug 2014 55.00 Put (26)	USD		3	(ÿ)	3	Jun 2015 3,100.00 Put (84)	EUR		1(ÿ)	263
Cocoa Futures						Jun 2015 3,200.00 Put (29)	EUR	—	(ÿ)	112
Aug 2014 3,000.00 Put (4)	USD	—	(ÿ)		—	Dec 2015 700.00 Put (119)	EUR		1(ÿ)	227
Coffee Futures						Dec 2015 2,800.00 Put (25)	EUR	—	(ÿ)	58

See accompanying notes which are an integral part of this quarterly report.
272 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
			Principal	Fair				Principal			Fair
	Amount ($)			Value			Amount ($)				Value
			or Shares	$				or Shares			$
Dec 2015 3,000.00 Put (109)	EUR		1(ÿ)		370	Royal Caribbean Cruises,
Dec 2015 3,100.00 Put (35)	EUR	—	(ÿ)		142	Ltd.
Dec 2015 3,200.00 Put (28)	EUR	—	(ÿ)		134	Aug 2014 55.00 Put (36)	USD	4		(ÿ)		1
Exxon Mobil Corp.						Rubicon Project, Inc.
Aug 2014 100.00 Call (182)	USD		18(ÿ)		3	Aug 2014 10.00 Put (51)	USD	5		(ÿ)		—
Aug 2014 100.00 Put (36)	USD		4(ÿ)		6	S&P 500 Index
Aug 2014 100.00 Put (54)	USD		5(ÿ)		6	Dec 2014 900.00 Call (23)	USD	2		(ÿ)		186
Aug 2014 102.00 Put (145)	USD		15(ÿ)		43	Dec 2014 1,750.00 Call (5)	USD	1		(ÿ)		97
Aug 2014 102.00 Put (5)	USD		1(ÿ)		2	Jun 2015 1,800.00 Call (40)	USD	4		(ÿ)		726
Aug 2014 103.00 Put (95)	USD		10(ÿ)		37	Jun 2015 2,000.00 Call (13)	USD	1		(ÿ)		84
Aug 2014 104.00 Put (123)	USD		12(ÿ)		58	Dec 2014 900.00 Put (99)	USD	10		(ÿ)		636
Fannie Mae Bond						Dec 2014 1,300.00 Put (60)	USD	6		(ÿ)		9
Sep 2014 102.00 Put (1)	USD		5,000(ÿ)		14	Jun 2015 600.00 Put (49)	USD	5		(ÿ)		183
Sep 2014 104.00 Put (1)	USD		9,000(ÿ)		43	Jun 2015 800.00 Put (46)	USD	5		(ÿ)		365
Sep 2014 105.00 Put (1)	USD		5,000(ÿ)		33	Jun 2015 1,900.00 Put (72)	USD	7		(ÿ)		820
FCOJ-A Futures						Jun 2015 2,000.00 Put (13)	USD	1		(ÿ)		210
Aug 2014 16.00 Put (6)	USD		90(ÿ)		—	Dec 2015 1,600.00 Put (14)	USD	1		(ÿ)		88
Fossil Group, Inc.						Dec 2015 1,800.00 Put (74)	USD	7		(ÿ)		854
Aug 2014 103.00 Call (63)	USD		6(ÿ)		1	Dec 2015 1,900.00 Put (7)	USD	1		(ÿ)		107
GoPro, Inc.						SGX NIKKEI 225
Aug 2014 36.50 Put (62)	USD		6(ÿ)		1	Futures
Hertz Global Holdings,						Jun 2015 500.00 Call (60)	JPY	30		(ÿ)		197
Inc.						Jun 2015 15,000.00 Call (55)	JPY	28		(ÿ)		357
Jan 2015 25.00 Call (250)	USD		25(ÿ)		116	Jun 2015 17,000.00 Call (25)	JPY	13		(ÿ)		64
iShares Micro-Cap ETF						Jun 2015 18,000.00 Call (52)	JPY	26		(ÿ)		81
Aug 2014 74.00 Put (339)	USD		34(ÿ)		115	Dec 2015 14,500.00 Call (20)	JPY	10		(ÿ)		181
iShares Russell 2000						Dec 2015 16,000.00 Call (130)	JPY	65		(ÿ)		716
ETF						Jun 2015 14,000.00 Put (50)	JPY	25		(ÿ)		125
Aug 2014 113.00 Put (545)	USD		55(ÿ)		99	Jun 2015 15,000.00 Put (75)	JPY	38		(ÿ)		319
Aug 2014 113.00 Put (2,250)	USD		225(ÿ)		616	Dec 2015 14,000.00 Put (100)	JPY	50		(ÿ)		390
Aug 2014 114.00 Put (1,825)	USD		183(ÿ)		527	SPDR S&P 500 ETF
Aug 2014 114.00 Put (435)	USD		44(ÿ)		137	Trust
iShares Russell 2000						Aug 2014 196.00 Put (2,000)	USD	200		(ÿ)		737
ETF Futures						Aug 2014 197.00 Put (382)	USD	38		(ÿ)		153
Sep 2014 108.00 Put (250)	USD		25(ÿ)		66	Aug 2014 197.50 Put (273)	USD	27		(ÿ)		115
Japanese Yen Currency						Aug 2014 198.50 Put (92)	USD	9		(ÿ)		48
Futures						SPDR S&P 500 ETF
Aug 2014 97.50 Put (5)	USD		6(ÿ)		3	Trust Futures
Live Cattle Futures						Sep 2014 188.00 Put (250)	USD	25		(ÿ)		76
Aug 2014 146.00 Put (6)	USD		240(ÿ)		—	SPDR S&P Oil and Gas
Lululemon Athletica, Inc.						Exploration ETF
Sep 2014 35.00 Put (46)	USD		5(ÿ)		5	Sep 2014 80.00 Put (1,000)	USD	100		(ÿ)		547
Manitowoc Co., Inc.						Swaptions
Aug 2014 30.00 Put (250)	USD		25(ÿ)		90	(Fund Receives/Fund Pays)
Marathon Petroleum						USD 3 Month LIBOR/USD 3.000%
Corp. Futures						Aug 2014 0.00 Call (1)		4,400	(ÿ)			20
Oct 2014 90.00 Call (50)	USD		5(ÿ)		8	USD 3 Month LIBOR/USD 3.900%
Oct 2014 95.00 Call (200)	USD		20(ÿ)		17	Sep 2014 0.00 Call (2)		2,600	(ÿ)			64
Michael Kors Holdings,						USD 1.450%/USD 3 Month LIBOR
Ltd.						Sep 2014 0.00 Put (1)		53,000	(ÿ)			—
Aug 2014 83.00 Put (36)	USD		4(ÿ)		6	USD 1.500%/USD 3 Month LIBOR
Penn West Petroleum,						Sep 2014 0.00 Put (1)		53,000	(ÿ)			—
Ltd.						USD 4.020%/USD 3 Month LIBOR
Jan 2015 10.00 Call (750)	USD		75(ÿ)		17	Aug 2014 0.00 Put (1)		2,200	(ÿ)			—
Qiagen N.V.						USD 4.058%/USD 3 Month LIBOR
Aug 2014 25.00 Call (27)	USD		3(ÿ)		1	Aug 2014 0.00 Put (1)		2,200	(ÿ)			—
Ralph Lauren Corp.						Aug 2014 0.00 Put (1)		2,200	(ÿ)			—
Aug 2014 160.00 Put (12)	USD		1(ÿ)		8
RMD Technologies, Inc.						Tesla Aug Motors, 2014 240.00 Inc. Call (13)	USD	1		(ÿ)		4
Aug 2014 50.00 Put (55)	USD		6(ÿ)		6
Ross Stores, Inc.						TJX Aug Cos. 2014 , Inc. 52.50 (The) Put (33)	USD	3		(ÿ)		2
Aug 2014 62.50 Put (51)	USD		5(ÿ)		2

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 273

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

	Amounts in thousands (except share amounts)							Amounts in thousands (except share amounts)
				Principal		Fair				Principal	Fair
			Amount ($)			Value				Amount ($)	Value
				or Shares		$				or Shares	$
	United States Treasury 10							Agreement with RBC Capital Markets
	Year Note Futures							and State Street Bank (Tri-Party)
	Aug 2014 124.00 Put (3)		USD	3	(ÿ)	1	of $	22,200 dated July 31, 2014 at
	Urban Outfitters, Inc.							0.130% to be repurchased at $22,200
	Aug 2014 35.00 Put (68)		USD	7	(ÿ)	2		on August 1, 2014 collateralized by:
	Total Options Purchased							$22,921 par various United States
	(cost $19,155)					20,264		Treasury Obligations, valued at
	Warrants & Rights - 0.0%							$22,608	.	22,200	22,200
	Kinder Morgan, Inc.							Total Repurchase Agreements
	2017 Warrants(Æ)			39,700		109		(cost $36,900)			36,900
								Total Investments 91.9%
	Total Warrants & Rights							(identified cost $875,427)			905,283
	(cost $139)					109		Securities Sold Short - (7.4)%
Short	-Term Investments - 39.1%						Long	-Term Investments - (1.8)%
	China Construction Bank Corp.							Mortgage-Backed Securities - (1.6)%
	Zero coupon due 09/26/14			500		668		Fannie Mae
	DryShips, Inc.							30 Year TBA(Ï)
	5.000% due 12/01/14			415		413		4.000%		(15,000)	(15,726)
	Fannie Mae Discount Notes
	0.065% due 09/03/14 (ç)(~)			200		200		United States Government Treasuries - (0.2)%
	Hellenic Treasury Bills							United States Treasury Notes
	Zero coupon due 10/10/14			200		267		3.750% due 11/15/43		(1,800)	(1,953)
	Zero coupon due 01/09/15 (~)			1,000		1,325
	Russell U.S. Cash Management Fund			262,450,772	(8)	262,451		Total Long-Term Investments
	Texas Competitive Electric Holdings							(proceeds $17,647)			(17,679)
	Co. LLC Extended Term Loan							Common Stocks - (2.2)%
	4.766% due 10/10/14 (Ê)			3,666		2,791		Consumer Discretionary - (0.8)%
	United States Treasury Bills							Coach, Inc.		(1,426)	(49)
	0.061% due 08/07/14			4,623		4,623		Expedia, Inc.		(15,000)	(1,191)
	0.066% due 08/07/14			1,400		1,400		Fossil Group, Inc.(Æ)		(2,117)	(208)
	0.061% due 08/14/14 (ç)(~)			1,500		1,500		Honda Motor Co., Ltd.		(12,500)	(434)
	0.081% due 08/14/14 (ç)(Û)(~)			10,000		10,000		Kyocera Corp.		(16,900)	(819)
	0.071% due 08/21/14 (Û)			4,000		4,000		Michael Kors Holdings, Ltd.(Æ)		(2,913)	(237)
	0.071% due 08/21/14 (ç)(~)			9,000		9,000		Nikon Corp.		(32,500)	(507)
	1.000% due 08/28/14 (ç)(~)			12,000		12,000		Nissan Motor Co., Ltd.		(85,800)	(846)
	1.000% due 09/11/14 (ç)(~)			10,000		10,000		Ross Stores, Inc.		(1,426)	(92)
	0.077% due 09/18/14 (ç)(~)			20,000		19,999		Steven Madden, Ltd.(Æ)		(9,008)	(287)
	0.056% due 09/25/14 (ç)(Û)(~)			25,000		24,999		Tesla Motors, Inc.(Æ)		(861)	(192)
	0.046% due 11/28/14			408		408		TJX Cos., Inc.		(3,553)	(189)
	0.052% due 12/04/14			800		800		TripAdvisor, Inc.(Æ)		(23,500)	(2,229)
	0.053% due 12/04/14			3,850		3,849		Vince Holding Corp.(Æ)		(1,075)	(36)
	0.041% due 12/18/14 (Û)			5,000		4,999		Yaskawa Electric Corp.		(38,100)	(497)
	1.000% due 01/29/15			9,219		9,217
	Total Short-Term Investments										(7,813)
	(cost $384,851)					384,909		Energy - (0.1)%
	Repurchase Agreements - 3.7%							Exxon Mobil Corp.		(9,071)	(897)
	Agreement with Barclays Capital							Financial Services – (0.0)%
	and State Street Bank (Tri-Party)							Berkshire Hathaway, Inc. Class B(Æ)		(538)	(68)
of $	31,000 dated July 31, 2014 at
	0.130% to be repurchased at $31,000							Health Care - (0.6)%
	on August 1, 2014 collateralized by:							Alere, Inc.(Æ)		(10,000)	(400)
	$31,660 par various United States							Medtronic, Inc.		(28,500)	(1,780)
	Treasury Obligations, valued at							Mindray Medical International, Ltd.
	$31,690	.		14,700		14,700		- ADR		(10,000)	(301)
								Sysmex Corp.		(13,600)	(530)
								Valeant Pharmaceuticals International,
								Inc.(Æ)		(26,500)	(3,111)
											(6,122)
								Materials and Processing - (0.2)%
								JSR Corp.		(22,400)	(387)
	See accompanying notes which are an integral part of this quarterly report.
	274 Russell Multi-Strategy Alternative Fund

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Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Kuraray Co., Ltd.	(30,700)	(404)
Mitsubishi Chemical Holdings Corp.	(261,100)	(1,145)
United States Steel Corp.	(15,000)	(503)
		(2,439)
Producer Durables - (0.3)%
Advantest Corp.	(86,000)	(965)
Colfax Corp.(Æ)	(2,574)	(162)
Hirose Electric Co., Ltd.	(3,200)	(452)
Hitachi Construction Machinery Co.,
Ltd.	(39,800)	(816)
Kubota Corp.	(27,000)	(358)
		(2,753)
Technology - (0.1)%
GungHo Online Entertainment, Inc.	(24,100)	(123)
Rohm Co., Ltd.	(6,400)	(364)
Ryosan Co., Ltd.	(11,200)	(240)
Salesforce.com, Inc.(Æ)	(1,687)	(92)
Taiyo Yuden Co., Ltd.	(34,800)	(372)
		(1,191)
Utilities - (0.1)%
Consolidated Edison, Inc.	(6,637)	(372)
DTE Energy Co.	(1,706)	(126)
New Jersey Resources Corp.	(4,126)	(211)
Wisconsin Energy Corp.	(1,217)	(53)
		(762)
Total Common Stocks
(proceeds $22,199)		(22,045)
Investments in Other Funds - (3.2)%
Financial Services - (3.2)%
Consumer Staples Select Sector SPDR
Fund	(6,525)	(284)
Industrial Select Sector SPDR Fund	(4,667)	(244)
iShares 20+ Year Treasury Bond ETF	(26,693)	(3,042)
iShares Micro-Cap ETF	(11,971)	(847)
iShares MSCI Emerging Markets ETF	(112,500)	(4,930)
iShares MSCI Israel Capped ETF	(15)	(1)
iShares Russell 2000 ETF	(132,767)	(14,749)
iShares U.S. Real Estate ETF	(2,721)	(195)
SPDR S&P 500 ETF Trust	(30,774)	(5,942)
SPDR S&P Biotech ETF	(5,340)	(781)
SPDR S&P Retail ETF	(1,902)	(162)
United States Brent Oil Fund, LP	(427)	(18)
Total Investments in Other Funds
(proceeds $31,751)		(31,195)
Preferred Stocks - (0.2)%
Consumer Discretionary - (0.2)%
Volkswagen AG	(7,500)	(1,752)

Total Preferred Stocks
(proceeds $1,998)		(1,752)
Total Securities Sold Short
(proceeds $73,595)		(72,671)

Other Assets and Liabilities,
Net - 15.5%		152,432
Net Assets - 100.0%		985,044

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 275

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
	Acquisition	Amount ($)	Unit	(000)	(000)
% of Net Assets Securities	Date	or shares	$	$	$
0.3%
American Energy-Permian Basin, LLC / AEPB Finance Corp.	07/16/14	425,000	100.53	427	410
American Energy-Permian Basin, LLC / AEPB Finance Corp.	07/16/14	640,000	100.55	644	618
Cathedral Lake CLO, Ltd.	12/05/13	250,000	93.43	234	237
Cutwater, Ltd.	07/08/14	100,000	93.50	94	94
Hildene CLO I, Ltd.	12/06/13	250,000	95.28	238	239
Mallinckrodt PLC	07/30/14	480,000	100.00	480	483
OFSI Fund V, Ltd.	06/28/13	270,000	96.66	261	268
OHA Loan Funding 2013-1, Ltd.	06/26/13	250,000	94.59	236	242
Sound Point CLO III, Ltd.	07/26/13	470,000	95.00	446	460
					3,051
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
AEX Index Futures	15	EUR	1,208	08/14	(10)
Aluminum Futures	2	USD	99	08/14	10
Aluminum Futures	25	USD	1,241	09/14	64
Australia Bank Bill 90 Day Futures	529	AUD	525,617	03/15	157
Australia Government 3 Year Treasury Bond Futures	286	AUD	31,302	09/14	—
Australia Government 10 Year Treasury Bond Futures	107	AUD	12,936	09/14	(1)
Bankers Acceptance Futures	331	CAD	81,567	09/15	(7)
BOVESPA Index Futures	20	BRL	1,120	08/14	5
Brent Crude Oil Futures	35	USD	3,711	08/14	(264)
CAC 40 Index Futures	17	EUR	722	08/14	(23)
Canada Bankers Acceptance Futures	2	CAD	493	03/15	—
Canada Government 10 Year Bond Futures	50	CAD	6,845	09/14	67
Canola Futures	16	CAD	141	11/14	(13)
Cocoa Futures	18	GBP	519	09/14	22
Cocoa Futures	35	GBP	912	12/14	13
Coffee Futures	8	USD	585	09/14	71
Copper Futures	33	USD	4,027	09/14	54
Corn Futures	20	USD	357	09/14	(25)
Corn Futures	17	USD	312	12/14	(96)
Cotton No. 2 Futures	2	USD	63	12/14	(16)
DAX Index Futures	4	EUR	942	09/14	(69)
Dow Jones Mini E-CBOT Futures	37	USD	3,051	09/14	(51)
Euribor Interest Rate Futures	25	EUR	6,237	12/14	(1)
Euribor Interest Rate Futures	41	EUR	10,230	06/15	1
Euribor Interest Rate Futures	57	EUR	14,220	09/15	2
Euribor Interest Rate Futures	67	EUR	16,711	12/15	4
Euribor Interest Rate Futures	70	EUR	17,453	03/16	6
Euribor Interest Rate Futures	75	EUR	18,692	06/16	4
EURO STOXX 50 Index Futures	167	EUR	5,209	09/14	(322)
Euro-Bobl Futures	492	EUR	63,158	09/14	295
Euro-Bund Futures	236	EUR	34,926	09/14	271
Euro-Buxl 30 Year Bond Futures	14	EUR	1,923	09/14	89
Eurodollar Futures	33	USD	8,199	06/15	1
Eurodollar Futures	7	USD	1,721	06/16	(3)
Euro-Schatz Futures	385	EUR	42,604	09/14	2
FCOJ-A Futures	1	USD	21	09/14	(1)
FTSE 100 Index Futures	28	GBP	1,871	09/14	(23)
FTSE/JSE TOP 40 Index Futures	29	ZAR	13,391	09/14	6
FTSE/MIB Index Futures	35	EUR	3,602	09/14	(221)
Gas Oil Futures	18	USD	1,597	08/14	(59)
Gasoline RBOB Futures	16	USD	1,880	08/14	(92)
Gold 100 Oz. Futures	39	USD	4,997	08/14	(126)
Gold 100 Oz. Futures	4	USD	513	12/14	(9)
Hang Seng Index Futures	18	HKD	22,289	08/14	11
Henry HUB Natural Gas Futures	5	USD	53	11/16	1
H-Shares Index Futures	16	HKD	8,911	08/14	10
IBEX 35 Index Futures	7	EUR	749	08/14	12
Japan Government 10 Year Bond Futures	147	JPY	7,660,905	09/14	146
KOSPI 200 Index Futures	11	KRW	1,494,075	09/14	40
Lead Futures	2	USD	111	09/14	5
Lean Hogs Futures	14	USD	661	08/14	(68)
Lean Hogs Futures	11	USD	454	10/14	(48)
Lean Hogs Futures	2	USD	71	04/15	2
Live Cattle Futures	6	USD	379	08/14	48
Live Cattle Futures	11	USD	692	10/14	24
Long Gilt Futures	48	GBP	5,313	09/14	19

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 277

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Mexico Bolsa Index Futures	207	MXN	90,921	09/14	169
MSCI Sing IX ETS Index	14	SGD	1,070	08/14	6
MSCI Taiwan Index Futures	29	USD	964	08/14	(18)
NASDAQ 100 E-Mini Index Futures	39	USD	3,030	09/14	55
Natural Gas Futures	33	USD	1,268	08/14	(91)
Natural Gas Futures	9	USD	85	03/15	(7)
Natural Gas Futures	9	USD	84	04/15	(7)
Natural Gas Futures	9	USD	85	05/15	(6)
Natural Gas Futures	9	USD	86	06/15	(6)
Natural Gas Futures	9	USD	86	07/15	(5)
Natural Gas Futures	9	USD	86	08/15	(6)
Natural Gas Futures	9	USD	86	09/15	(5)
Natural Gas Futures	9	USD	88	10/15	(3)
Natural Gas Futures	5	USD	53	12/15	1
Natural Gas Futures	5	USD	52	01/16	1
Natural Gas Futures	5	USD	52	02/16	—
Natural Gas Futures	5	USD	49	03/16	(3)
Natural Gas Futures	5	USD	49	04/16	(3)
Natural Gas Futures	5	USD	49	05/16	(2)
Natural Gas Futures	5	USD	50	06/16	(2)
Natural Gas Futures	5	USD	50	07/16	(2)
Natural Gas Futures	5	USD	50	08/16	(2)
Natural Gas Futures	5	USD	50	09/16	(2)
Natural Gas Futures	5	USD	51	10/16	(1)
New York Harbor ULSD Futures	10	USD	1,214	08/14	(9)
Nickel Futures	5	USD	554	09/14	(19)
NIKKEI 225 Index Futures	34	JPY	532,100	09/14	137
NIKKEI/Yen Index Futures	2	JPY	15,490	09/14	3
Platinum Futures	8	USD	586	10/14	(15)
Russell 2000 Mini Index Futures	14	USD	1,563	09/14	(79)
S&P 500 E-Mini Index Futures	230	USD	22,135	09/14	(282)
S&P Mid 400 E-Mini Index Futures	20	USD	2,736	09/14	(74)
S&P/TSX 60 Index Futures	30	CAD	5,298	09/14	125
SGX CNX Nifty Index Futures	79	USD	1,223	08/14	(14)
Silver Futures	15	USD	1,531	09/14	(53)
Soybean Futures	24	USD	1,298	11/14	(157)
Soybean Meal Futures	13	USD	453	12/14	(56)
SPI 200 Index Futures	27	AUD	3,760	09/14	86
SPX Volatility Index Futures	3	USD	46	08/14	7
Sterling 90 Day Futures	315	GBP	38,548	06/16	59
Sterling Interest Rate Futures	294	GBP	36,452	12/14	33
Sugar 11 Futures	11	USD	203	09/14	(26)
Swiss Market Index Futures	28	CHF	2,356	09/14	(71)
TAIEX Futures	9	TWD	16,722	08/14	(8)
Three Month Aluminum Futures	8	USD	397	08/14	33
Three Month Aluminum Futures	3	USD	149	09/14	10
Three Month Aluminum Futures	5	USD	248	10/14	(3)
Three Month Copper Futures	7	USD	1,247	08/14	33
Three Month Copper Futures	3	USD	534	09/14	17
Three Month Copper Futures	7	USD	1,246	10/14	(1)
Three Month Euribor Interest Rate Futures	29	EUR	7,236	03/15	(1)
Three Month Nickel Futures	1	USD	111	08/14	(3)
Three Month Zinc Futures	2	USD	118	08/14	15
Three Month Zinc Futures	4	USD	236	09/14	24
Three Month Zinc Futures	3	USD	177	10/14	4
TOPIX Index Futures	52	JPY	672,100	09/14	207
United States Treasury 2 Year Note Futures	1,551	USD	340,323	09/14	44
United States Treasury 5 Year Note Futures	45	USD	5,348	09/14	(21)
United States Treasury 10 Year Note Futures	242	USD	30,155	09/14	(57)
United States Treasury Long-Term Bond Futures	23	USD	3,160	09/14	16

See accompanying notes which are an integral part of this quarterly report.
278 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States Treasury Ultra Long-Term Bond Futures	30	USD	4,525	09/14	32
Wheat Futures	15	USD	398	09/14	(39)
WIG 20 Index Futures	392	PLN	17,914	09/14	(360)
WTI Crude Futures	33	USD	3,240	08/14	(141)
Zinc Futures	14	USD	828	09/14	76
Short Positions
Aluminum Futures	2	USD	99	08/14	(10)
Aluminum Futures	7	USD	347	09/14	(13)
BIST 30 Index Futures	871	TRY	8,889	08/14	(156)
Brent Crude Oil Futures	15	USD	1,590	08/14	23
Canada Bankers Acceptance Futures	14	CAD	3,456	12/14	—
Canada Government 10 Year Bond Futures	16	CAD	2,190	09/14	1
Cocoa Futures	16	GBP	467	09/14	(5)
Copper Futures	8	USD	743	09/14	(21)
Corn Futures	74	USD	1,321	09/14	296
Cotton No. 2 Futures	19	USD	597	12/14	97
Euro Dollar 90 Day Futures	47	USD	11,395	03/18	15
Euro FX Futures	24	USD	4,018	09/14	53
EURO STOXX 50 Index Futures	3	EUR	94	09/14	2
Eurodollar Futures	3	USD	748	12/14	—
Eurodollar Futures	23	USD	5,727	03/15	—
Eurodollar Futures	30	USD	7,454	06/15	1
Eurodollar Futures	31	USD	7,684	09/15	1
Eurodollar Futures	329	USD	81,341	12/15	86
Eurodollar Futures	68	USD	16,766	03/16	12
Eurodollar Futures	109	USD	26,798	06/16	27
Eurodollar Futures	117	USD	28,681	09/16	31
Eurodollar Futures	109	USD	26,649	12/16	28
Eurodollar Futures	101	USD	24,640	03/17	28
Eurodollar Futures	613	USD	149,250	06/17	33
Eurodollar Futures	110	USD	26,738	09/17	28
Eurodollar Futures	110	USD	26,698	12/17	25
EuroSwiss Futures	338	CHF	84,492	09/14	5
EuroSwiss Futures	18	CHF	4,500	12/14	1
FTSE/JSE TOP 40 Index Futures	80	ZAR	36,941	09/14	(11)
Gas Oil Futures	18	USD	1,597	08/14	(8)
Gas Oil Futures	7	USD	623	09/14	—
Gasoline RBOB Futures	18	USD	2,115	08/14	53
Gold 100 Oz. Futures	39	USD	4,997	08/14	53
Japanese Yen Futures	42	USD	5,105	09/14	58
Lean Hogs Futures	14	USD	661	08/14	61
Live Cattle Futures	6	USD	379	08/14	(21)
Live Cattle Futures	1	USD	63	10/14	(2)
MSCI EAFE Emerging Markets Mini Index Futures	155	USD	8,173	09/14	(158)
Natural Gas Futures	17	USD	653	08/14	46
New York Harbor ULSD Futures	18	USD	2,185	08/14	(10)
Nickel Futures	1	USD	111	09/14	1
NIKKEI 225 Index Futures	130	JPY	1,016,600	09/14	(174)
S&P 500 E-Mini Index Futures	228	USD	21,943	09/14	140
SGX CNX Nifty Index Futures	214	USD	3,313	08/14	10
Silver Futures	4	USD	408	09/14	14
Soybean Futures	21	USD	1,136	11/14	45
Soybean Meal Futures	1	USD	35	12/14	—
Soybean Oil Futures	43	USD	939	12/14	54
Sterling 90 Day Futures	34	GBP	4,168	03/16	(3)
Sterling 90 Day Futures	32	GBP	3,916	06/16	(3)
Sterling Interest Rate Futures	39	GBP	4,836	12/14	(8)
Sterling Interest Rate Futures	37	GBP	4,577	03/15	(6)
Sterling Interest Rate Futures	350	GBP	43,190	06/15	(60)
Sterling Interest Rate Futures	650	GBP	80,023	09/15	(24)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 279

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Sterling Interest Rate Futures	38	GBP	4,668	12/15	(3)
Sugar 11 Futures	77	USD	1,420	09/14	57
Three Month Aluminum Futures	8	USD	397	08/14	(33)
Three Month Aluminum Futures	3	USD	149	09/14	(10)
Three Month Aluminum Futures	5	USD	248	10/14	3
Three Month Copper Futures	7	USD	1,247	08/14	(32)
Three Month Copper Futures	3	USD	534	09/14	(19)
Three Month Copper Futures	7	USD	1,246	10/14	—
Three Month EuroSwiss Interest Rate Futures	2	CHF	500	03/15	—
Three Month Nickel Futures	1	USD	111	08/14	3
Three Month Zinc Futures	2	USD	118	08/14	(15)
Three Month Zinc Futures	4	USD	236	09/14	(25)
Three Month Zinc Futures	3	USD	177	10/14	(6)
United States Treasury 5 Year Note Futures	288	USD	34,225	09/14	33
United States Treasury 10 Year Note Futures	356	USD	44,361	09/14	42
United States Treasury Long-Term Bond Futures	81	USD	11,130	09/14	(62)
Wheat Futures	78	USD	2,111	09/14	232
WTI Crude Futures	13	USD	1,276	08/14	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					280

See accompanying notes which are an integral part of this quarterly report.
280 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Coffee Futures	Call	4	165.00	USD	150	08/08/14	—
Continental Resources, Inc.	Call	12	130.00	USD	1	09/20/14	(23)
Continental Resources, Inc.	Call	39	135.00	USD	4	09/20/14	(58)
Continental Resources, Inc.	Call	25	150.00	USD	3	09/20/14	(14)
Cross Currency Options (AUD/USD)	Call	1	0.96	AUD	16,500	08/08/14	—
Cross Currency Options (EUR/CHF)	Put	1	1.20	EUR	32,700	10/30/14	(37)
Cross Currency Options (EUR/GBP)	Call	1	0.84	EUR	33,000	08/11/14	—
Cross Currency Options (EUR/USD)	Put	1	1.32	EUR	4,600	12/15/14	(49)
Cross Currency Options (TRY/USD)	Call	1	2.50	USD	16,300	10/24/14	(12)
Cross Currency Options (USD/IDR)	Call	1	12,000.00	USD	8,250	08/08/14	(19)
Cross Currency Options (USD/INR)	Call	1	61.25	USD	571	08/13/14	(1)
Cross Currency Options (USD/INR)	Call	1	60.00	USD	569	08/20/14	(10)
Cross Currency Options (USD/INR)	Call	1	61.00	USD	900	10/10/14	(15)
Cross Currency Options (USD/INR)	Put	1	61.00	USD	900	10/10/14	(7)
Cross Currency Options (USD/JPY)	Call	1	105.75	USD	2,634	10/16/14	(8)
Cross Currency Options (USD/JPY)	Put	1	90.00	USD	87,900	01/19/15	(41)
Cross Currency Options (USD/MYR)	Call	1	3.38	USD	17,850	10/08/14	(19)
Cross Currency Options (USD/RUB)	Call	1	40.83	USD	33,000	08/06/14	—
Cross Currency Options (USD/RUB)	Call	1	40.00	USD	14,280	10/08/14	(32)
Cross Currency Options (USD/TRY)	Call	1	2.40	USD	13,200	11/11/14	(52)
Cross Currency Options (USD/ZAR)	Call	1	11.25	USD	32,900	08/19/14	(23)
EURO STOXX 50 Index	Call	64	3,350.00	EUR	1	08/15/14	—
EURO STOXX 50 Index	Call	59	3,400.00	EUR	1	09/19/14	(2)
EURO STOXX 50 Index	Call	30	3,500.00	EUR	—	09/19/14	—
EURO STOXX 50 Index	Call	90	300.00	EUR	1	12/19/14	(56)
EURO STOXX 50 Index	Call	45	3,600.00	EUR	—	06/19/15	(13)
EURO STOXX 50 Index	Call	40	3,600.00	EUR	—	12/18/15	(31)
EURO STOXX 50 Index	Put	75	3,100.00	EUR	1	08/15/14	(37)
EURO STOXX 50 Index	Put	44	2,800.00	EUR	—	09/19/14	(8)
EURO STOXX 50 Index	Put	30	3,100.00	EUR	—	09/19/14	(28)
EURO STOXX 50 Index	Put	207	2,000.00	EUR	2	12/19/14	(8)
EURO STOXX 50 Index	Put	100	2,300.00	EUR	1	12/19/14	(11)
EURO STOXX 50 Index	Put	338	2,700.00	EUR	3	12/19/14	(142)
EURO STOXX 50 Index	Put	160	2,800.00	EUR	2	12/19/14	(91)
EURO STOXX 50 Index	Put	117	2,300.00	EUR	1	06/19/15	(49)
EURO STOXX 50 Index	Put	88	300.00	EUR	1	12/18/15	(70)
EURO STOXX 50 Index Futures	Call	5	3,200.00	EUR	—	08/15/14	(1)
EURO STOXX 50 Index Futures	Call	15	3,300.00	EUR	—	09/19/14	(2)
Fannie Mae Bond	Put	1	104.80	USD	1,000	08/05/14	(1)
Fossil Group, Inc.	Call	47	100.00	USD	5	12/20/14	(31)
iShares Russell 2000 ETF Futures	Put	250	96.00	USD	25	09/30/14	(15)
Manitowoc Co., Inc.	Put	250	28.00	USD	25	08/16/14	(42)
S&P 500 Index	Call	10	2,000.00	USD	1	09/20/14	(8)
S&P 500 Index	Call	23	900.00	USD	2	12/20/14	(186)
S&P 500 Index	Call	40	2,000.00	USD	4	12/20/14	(117)
S&P 500 Index	Put	10	1,925.00	USD	1	08/16/14	(23)
S&P 500 Index	Put	5	1,900.00	USD	1	09/20/14	(16)
S&P 500 Index	Put	50	800.00	USD	5	12/20/14	(119)
S&P 500 Index	Put	60	1,300.00	USD	6	12/20/14	(9)
S&P 500 Index	Put	50	1,600.00	USD	5	12/20/14	(56)
S&P 500 Index	Put	93	400.00	USD	9	06/19/15	(152)
S&P 500 Index	Put	27	400.00	USD	3	12/19/15	(88)
S&P 500 Index	Put	14	1,500.00	USD	1	12/19/15	(64)
SGX NIKKEI 225 Futures	Call	8	16,000.00	JPY	4	08/08/14	(1)
SGX NIKKEI 225 Futures	Call	4	15,750.00	JPY	2	09/12/14	(5)
SGX NIKKEI 225 Futures	Call	4	16,000.00	JPY	2	09/12/14	(3)
SGX NIKKEI 225 Futures	Call	30	16,500.00	JPY	15	12/12/14	(44)
SGX NIKKEI 225 Futures	Call	35	17,000.00	JPY	18	12/12/14	(32)
SGX NIKKEI 225 Futures	Put	16	14,500.00	JPY	8	08/08/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 281

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
SGX NIKKEI 225 Futures	Put	8	14,750.00	JPY	4	08/08/14	—
SGX NIKKEI 225 Futures	Put	8	14,000.00	JPY	4	09/12/14	(1)
SGX NIKKEI 225 Futures	Put	40	14,000.00	JPY	20	12/12/14	(38)
SGX NIKKEI 225 Futures	Put	103	500.00	JPY	52	06/12/15	(196)
SGX NIKKEI 225 Futures	Put	50	13,000.00	JPY	25	06/12/15	(72)
SGX NIKKEI 225 Futures	Put	120	12,000.00	JPY	60	12/11/15	(189)
SGX NIKKEI 225 Futures	Put	100	12,500.00	JPY	50	12/11/15	(194)
SPDR S&P 500 ETF Trust Futures	Put	250	173.00	USD	25	09/30/14	(21)
Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.560%	Call	2	0.00		2,600	09/11/14	(27)
USD 3 Month LIBOR/USD 3.700%	Call	1	0.00		1,300	09/11/14	(22)
USD 3 Month LIBOR/USD 3.730%	Call	1	0.00		1,300	09/11/14	(22)
USD 3 Month LIBOR/USD 4.350%	Call	1	0.00		1,100	08/20/14	(39)
USD 0.850%/USD 3 Month LIBOR	Put	1	0.00		1,200	12/17/14	(4)
USD 0.900%/USD 3 Month LIBOR	Put	2	0.00		700	12/17/14	—
USD 0.950%/USD 3 Month LIBOR	Put	3	0.00		1,600	09/17/14	(1)
USD 0.950%/USD 3 Month LIBOR	Put	2	0.00		2,000	12/17/14	(5)
USD 1.000%/USD 3 Month LIBOR	Put	1	0.00		500	09/17/14	—
USD 1.100%/USD 3 Month LIBOR	Put	3	0.00		1,200	09/17/14	—
USD 2.925%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	—
USD 2.950%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	—
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/20/14	—
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/26/14	—
USD 3.700%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/21/14	—
USD 4.375%/USD 3 Month LIBOR	Put	1	0.00		300	08/22/14	—
Total Liability for Options Written (premiums received $6,883)							(2,812)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				6,063	$10,025
Opened				30,092	25,124
Closed				(18,312)	(18,782)
Expired				(14,510)	(9,484)
Outstanding July 31, 2014				3,333	$6,883

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America		USD	188	AUD	200	08/05/14	(3)
Bank of America		USD	29	EUR	21	08/05/14	—
Bank of America		USD	32	EUR	23	08/05/14	(1)
Bank of America		USD	41	EUR	30	08/05/14	(1)
Bank of America		USD	469	EUR	343	08/05/14	(11)
Bank of America		USD	22,157	EUR	16,491	08/05/14	(74)
Bank of America		USD	7	EUR	5	10/16/14	—
Bank of America		USD	651	GBP	383	09/11/14	(5)
Bank of America		CAD	970	USD	892	09/18/14	3
Bank of America		CAD	1,012	USD	943	09/18/14	16
Bank of America		EUR	11	USD	15	08/05/14	—
Bank of America		EUR	16	USD	22	08/05/14	—
Bank of America		EUR	17	USD	23	08/05/14	—

See accompanying notes which are an integral part of this quarterly report.
282 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Bank of America	EUR		22	USD	30	08/05/14	1
Bank of America	EUR		30	USD	41	08/05/14	1
Bank of America	EUR		32	USD	43	08/05/14	—
Bank of America	EUR		40	USD	54	08/05/14	1
Bank of America	EUR		58	USD	79	08/05/14	1
Bank of America	EUR		65	USD	89	08/05/14	2
Bank of America	EUR		98	USD	133	08/05/14	2
Bank of America	EUR		16,491	USD	22,158	09/03/14	74
Barclays	USD		3,112	AUD	3,330	09/17/14	(27)
Barclays	USD		5,464	AUD	5,840	09/17/14	(53)
Barclays	USD		10,873	AUD	11,680	09/17/14	(51)
Barclays	USD		14,523	AUD	15,550	09/17/14	(115)
Barclays	USD		256	BRL	568	08/04/14	(5)
Barclays	USD		902	BRL	2,016	08/04/14	(13)
Barclays	USD		4,851	CZK	98,298	09/17/14	(93)
Barclays	USD		1,005	EUR	743	08/05/14	(11)
Barclays	USD		4,492	EUR	3,330	09/17/14	(32)
Barclays	USD		4,494	EUR	3,330	09/17/14	(34)
Barclays	USD		12,663	EUR	9,330	09/17/14	(168)
Barclays	USD		19,897	EUR	14,600	09/17/14	(345)
Barclays	USD		19,897	EUR	14,600	09/17/14	(345)
Barclays	USD		24,380	GBP	14,517	09/17/14	121
Barclays	USD		1,460	INR	87,487	08/11/14	(17)
Barclays	USD		6,660	INR	406,362	09/17/14	(14)
Barclays	USD		42,904	JPY	4,372,880	09/17/14	(382)
Barclays	USD		224	KRW	232,434	10/15/14	1
Barclays	USD		4,995	NOK	31,196	08/01/14	(33)
Barclays	USD		4,995	NOK	31,075	09/17/14	(59)
Barclays	USD		4,995	NOK	31,221	09/17/14	(36)
Barclays	USD		7,300	NOK	45,208	09/17/14	(120)
Barclays	USD		2,563	NZD	2,920	09/17/14	(93)
Barclays	USD		2,880	NZD	3,330	09/17/14	(63)
Barclays	USD		9,641	PLN	29,640	09/17/14	(168)
Barclays	USD		31,100	PLN	95,623	09/17/14	(539)
Barclays	USD		5,840	RUB	202,821	08/07/14	(168)
Barclays	USD		6,716	RUB	231,834	08/15/14	(246)
Barclays	USD		8,325	RUB	293,807	08/25/14	(146)
Barclays	USD		6,200	SEK	41,545	09/17/14	(179)
Barclays	USD		7,825	SEK	53,372	09/17/14	(89)
Barclays	USD		2,333	TRY	5,076	09/17/14	13
Barclays	USD		3,110	ZAR	33,358	09/17/14	(22)
Barclays	AUD		6,660	USD	6,235	09/17/14	64
Barclays	AUD		10,955	USD	10,229	09/17/14	78
Barclays	AUD		36,500	USD	34,070	09/17/14	251
Barclays	BRL		2,583	USD	1,139	08/04/14	1
Barclays	BRL		2,016	USD	894	09/03/14	14
Barclays	CAD		6,455	USD	5,912	09/17/14	(1)
Barclays	CHF		6,057	USD	6,660	08/04/14	(6)
Barclays	CHF		9,141	USD	10,220	09/17/14	158
Barclays	CHF		13,759	USD	15,500	09/17/14	355
Barclays	CHF		13,761	USD	15,500	09/17/14	353
Barclays	EUR		6,660	GBP	5,269	09/17/14	(27)
Barclays	EUR		6,220	NOK	52,269	09/17/14	(28)
Barclays	EUR		6,220	NOK	51,974	09/17/14	(75)
Barclays	EUR		12,440	NOK	101,470	09/17/14	(544)
Barclays	EUR		32,344	NOK	263,905	09/17/14	(1,400)
Barclays	EUR		6,200	SEK	56,860	09/17/14	(62)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 283

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	EUR	6,220	SEK	56,969	09/17/14	(73)
Barclays	EUR	6,220	SEK	56,981	09/17/14	(71)
Barclays	EUR	848	USD	1,140	09/03/14	4
Barclays	GBP	175	EUR	218	09/17/14	(3)
Barclays	GBP	5,284	EUR	6,660	09/17/14	1
Barclays	GBP	11,596	EUR	14,600	09/17/14	(18)
Barclays	GBP	11,597	EUR	14,600	09/17/14	(19)
Barclays	GBP	835	USD	1,402	09/11/14	(8)
Barclays	HUF	2,126,673	USD	9,375	09/17/14	318
Barclays	INR	403,907	USD	6,660	08/07/14	(9)
Barclays	JPY	592,456	USD	5,840	09/17/14	79
Barclays	MXN	38,143	USD	2,920	09/17/14	44
Barclays	MXN	38,143	USD	2,920	09/17/14	44
Barclays	MXN	76,293	USD	5,840	09/17/14	88
Barclays	MXN	80,899	USD	6,200	09/17/14	100
Barclays	MXN	121,127	USD	9,300	09/17/14	167
Barclays	NOK	18,367	EUR	2,177	09/17/14	(2)
Barclays	NOK	26,218	EUR	3,100	09/17/14	(13)
Barclays	NOK	26,321	EUR	3,110	09/17/14	(15)
Barclays	NZD	2,920	USD	2,543	08/07/14	64
Barclays	NZD	6,660	USD	5,670	09/17/14	36
Barclays	PLN	17,909	USD	5,840	09/17/14	116
Barclays	RUB	100,835	USD	2,920	08/11/14	103
Barclays	RUB	252,108	USD	7,300	08/11/14	256
Barclays	SEK	27,271	EUR	2,920	09/17/14	(42)
Barclays	SEK	56,927	EUR	6,220	09/17/14	79
Barclays	SEK	45,565	USD	6,660	09/17/14	56
Barclays	SEK	49,857	USD	7,300	09/17/14	74
Barclays	THB	253,703	USD	7,791	09/17/14	(94)
Barclays	TRY	1,920	USD	896	09/17/14	8
Barclays	TRY	2,727	USD	1,244	09/17/14	(16)
Barclays	TRY	4,910	USD	2,285	09/17/14	17
Barclays	TRY	13,264	USD	6,220	09/17/14	92
Barclays	ZAR	31,656	USD	2,920	09/17/14	(11)
Barclays	ZAR	33,800	USD	3,110	09/17/14	(19)
BNP Paribas	USD	247	COP	464,916	08/19/14	—
BNP Paribas	USD	2,920	ZAR	31,514	09/17/14	(2)
BNP Paribas	INR	13,655	USD	226	08/19/14	1
Citigroup	USD	1,068	AUD	1,143	09/17/14	(9)
Citigroup	USD	2,735	AUD	2,920	09/17/14	(30)
Citigroup	USD	2,737	AUD	2,920	09/17/14	(31)
Citigroup	USD	2,891	AUD	3,110	09/17/14	(10)
Citigroup	USD	5,782	AUD	6,220	09/17/14	(19)
Citigroup	USD	6,804	AUD	7,300	09/17/14	(40)
Citigroup	USD	6,804	AUD	7,300	09/17/14	(40)
Citigroup	USD	6,804	AUD	7,300	09/17/14	(40)
Citigroup	USD	644	CAD	692	09/17/14	(10)
Citigroup	USD	7,562	CAD	8,127	09/17/14	(117)
Citigroup	USD	7	CHF	7	08/04/14	—
Citigroup	USD	17,288	CHF	15,550	09/17/14	(171)
Citigroup	USD	24,549	CHF	22,084	09/17/14	(240)
Citigroup	USD	159	CLP	89,875	08/25/14	(2)
Citigroup	USD	16,650	CNY	102,947	09/17/14	(44)
Citigroup	USD	13,385	EUR	9,990	08/01/14	(8)
Citigroup	USD	1,930	EUR	1,426	09/17/14	(19)
Citigroup	USD	3,980	EUR	2,920	09/17/14	(69)
Citigroup	USD	3,980	EUR	2,920	09/17/14	(69)

See accompanying notes which are an integral part of this quarterly report.
284 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		3,980	EUR	2,920	09/17/14	(69)
Citigroup	USD		3,980	EUR	2,920	09/17/14	(70)
Citigroup	USD		3,980	EUR	2,920	09/17/14	(70)
Citigroup	USD		4,486	EUR	3,330	09/17/14	(26)
Citigroup	USD		7,940	EUR	5,840	09/17/14	(119)
Citigroup	USD		7,946	EUR	5,840	09/17/14	(125)
Citigroup	USD		7,961	EUR	5,840	09/17/14	(140)
Citigroup	USD		11,415	EUR	8,475	09/17/14	(65)
Citigroup	USD		11,942	EUR	8,760	09/17/14	(210)
Citigroup	USD		42	GBP	25	09/17/14	(1)
Citigroup	USD		933	GBP	547	09/17/14	(10)
Citigroup	USD		6,672	GBP	3,894	09/17/14	(99)
Citigroup	USD		2,747	HUF	630,441	09/17/14	(62)
Citigroup	USD		1	JPY	63	08/01/14	—
Citigroup	USD		3,330	JPY	342,244	08/01/14	(3)
Citigroup	USD		6,648	JPY	678,779	09/17/14	(47)
Citigroup	USD		1,801	MXN	23,451	09/17/14	(33)
Citigroup	USD		2,920	MXN	38,148	09/17/14	(44)
Citigroup	USD		2,920	MXN	38,157	09/17/14	(43)
Citigroup	USD		20	NOK	125	08/01/14	—
Citigroup	USD		1,562	NOK	9,722	09/17/14	(17)
Citigroup	USD		4,995	NOK	31,373	09/17/14	(12)
Citigroup	USD		961	NZD	1,111	09/17/14	(21)
Citigroup	USD		4,052	NZD	4,695	09/17/14	(81)
Citigroup	USD		5,681	NZD	6,660	09/17/14	(47)
Citigroup	USD		11,495	NZD	13,140	09/17/14	(380)
Citigroup	USD		1,978	PLN	6,050	09/17/14	(45)
Citigroup	USD		2,920	RUB	101,588	09/17/14	(108)
Citigroup	USD		2,273	SEK	15,119	09/17/14	(82)
Citigroup	USD		668	SGD	829	09/17/14	(3)
Citigroup	USD		9,443	SGD	11,811	09/17/14	25
Citigroup	USD		3,110	TRY	6,761	09/17/14	14
Citigroup	USD		6,220	TRY	13,507	09/17/14	20
Citigroup	USD		2,920	ZAR	31,657	09/17/14	11
Citigroup	AUD		1,393	USD	1,310	09/17/14	19
Citigroup	AUD		2,920	USD	2,714	09/17/14	8
Citigroup	AUD		5,840	USD	5,461	09/17/14	50
Citigroup	AUD		5,840	USD	5,445	09/17/14	34
Citigroup	AUD		11,680	USD	10,922	09/17/14	100
Citigroup	BRL		28,538	USD	12,449	09/17/14	28
Citigroup	CHF		696	USD	776	09/17/14	9
Citigroup	CHF		3,029	USD	3,330	09/17/14	(4)
Citigroup	CHF		3,030	USD	3,330	09/17/14	(5)
Citigroup	CNH		15,586	USD	2,500	09/17/14	(13)
Citigroup	CNY		95,719	USD	15,514	08/07/14	16
Citigroup	CZK		6,382	USD	317	09/17/14	9
Citigroup	EUR		876	GBP	699	09/17/14	7
Citigroup	EUR		5,840	GBP	4,651	09/17/14	29
Citigroup	EUR		6,660	GBP	5,275	09/17/14	(16)
Citigroup	EUR		39,420	GBP	31,388	09/17/14	181
Citigroup	EUR		675	NOK	5,682	09/17/14	(1)
Citigroup	EUR		6,200	SEK	56,763	09/17/14	(76)
Citigroup	EUR		3,330	USD	4,460	08/01/14	1
Citigroup	EUR		1,431	USD	1,948	08/05/14	32
Citigroup	EUR		5,788	USD	7,910	08/11/14	159
Citigroup	EUR		8,647	USD	11,803	08/11/14	224
Citigroup	EUR		4,995	USD	6,727	09/17/14	38

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 285

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	EUR	9,990	USD		13,387	09/17/14	8
Citigroup	GBP	15	EUR		18	09/17/14	—
Citigroup	GBP	4,633	EUR		5,840	09/17/14	3
Citigroup	GBP	4,946	EUR		6,212	09/17/14	(27)
Citigroup	GBP	5,263	EUR		6,660	09/17/14	37
Citigroup	GBP	5,212	USD		8,843	09/17/14	47
Citigroup	ILS	6,427	USD		1,878	09/17/14	1
Citigroup	ILS	91,803	USD		26,550	09/17/14	(255)
Citigroup	JPY	342,307	USD		3,330	08/01/14	2
Citigroup	JPY	234,968	USD		2,320	09/17/14	35
Citigroup	JPY	298,326	USD		2,920	09/17/14	19
Citigroup	JPY	298,390	USD		2,920	09/17/14	18
Citigroup	JPY	298,408	USD		2,920	09/17/14	18
Citigroup	JPY	298,437	USD		2,920	09/17/14	18
Citigroup	JPY	342,158	USD		3,330	09/17/14	3
Citigroup	JPY	445,315	USD		4,380	09/17/14	50
Citigroup	JPY	636,655	USD		6,220	09/17/14	29
Citigroup	MXN	81,132	USD		6,220	09/17/14	103
Citigroup	NOK	26,118	EUR		3,090	09/17/14	(10)
Citigroup	NOK	26,221	EUR		3,100	09/17/14	(13)
Citigroup	NOK	31,321	USD		4,995	08/01/14	13
Citigroup	NOK	19,157	USD		3,110	09/17/14	67
Citigroup	NOK	38,406	USD		6,200	09/17/14	100
Citigroup	PLN	8,859	USD		2,875	09/17/14	44
Citigroup	RON	3,659	EUR		820	09/17/14	(6)
Citigroup	RON	907	USD		275	09/17/14	1
Citigroup	RUB	531,801	USD		15,057	09/17/14	336
Citigroup	SEK	13,620	EUR		1,460	09/17/14	(19)
Citigroup	SEK	13,620	EUR		1,460	09/17/14	(19)
Citigroup	SEK	14,477	EUR		1,550	09/17/14	(22)
Citigroup	SEK	14,482	EUR		1,550	09/17/14	(23)
Citigroup	SEK	19,642	EUR		2,120	09/17/14	(8)
Citigroup	SEK	28,973	EUR		3,100	09/17/14	(48)
Citigroup	SEK	70,546	EUR		7,775	09/17/14	188
Citigroup	SEK	70,550	EUR		7,775	09/17/14	187
Citigroup	SEK	49	USD		7	09/17/14	—
Citigroup	SEK	2,160	USD		315	09/17/14	2
Citigroup	SEK	20,003	USD		2,920	09/17/14	21
Citigroup	TRY	1,143	USD		533	09/17/14	5
Citigroup	TRY	13,413	USD		6,200	09/17/14	3
Citigroup	ZAR	11,050	USD		1,031	09/17/14	8
Citigroup	ZAR	16,892	USD		1,565	09/17/14	1
Citigroup	ZAR	31,654	USD		2,920	09/17/14	(11)
Citigroup	ZAR	63,141	USD		5,840	09/17/14	(6)
Citigroup	ZAR	70,076	USD		6,557	09/17/14	69
Credit Suisse	USD	9	AUD		10	09/17/14	—
Credit Suisse	USD	12	AUD		13	09/17/14	—
Credit Suisse	USD	14	AUD		15	09/17/14	—
Credit Suisse	USD	62	AUD		67	09/17/14	—
Credit Suisse	USD	69	AUD		75	09/17/14	—
Credit Suisse	USD	71	AUD		77	09/17/14	—
Credit Suisse	USD	90	AUD		98	09/17/14	—
Credit Suisse	USD	108	AUD		116	09/17/14	(1)
Credit Suisse	USD	194	AUD		207	09/17/14	(2)
Credit Suisse	USD	197	AUD		211	09/17/14	(2)
Credit Suisse	USD	230	AUD		246	09/17/14	(2)
Credit Suisse	USD	275	AUD		296	09/17/14	(1)

See accompanying notes which are an integral part of this quarterly report.
286 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		295	AUD	320	09/17/14	1
Credit Suisse	USD		306	AUD	329	09/17/14	(2)
Credit Suisse	USD		350	AUD	375	09/17/14	(3)
Credit Suisse	USD		378	AUD	405	09/17/14	(4)
Credit Suisse	USD		468	AUD	500	09/17/14	(5)
Credit Suisse	USD		578	AUD	627	09/17/14	3
Credit Suisse	USD		580	AUD	620	09/17/14	(5)
Credit Suisse	USD		643	AUD	687	09/17/14	(7)
Credit Suisse	USD		657	AUD	698	09/17/14	(10)
Credit Suisse	USD		708	AUD	757	09/17/14	(6)
Credit Suisse	USD		770	AUD	839	09/17/14	6
Credit Suisse	USD		807	AUD	858	09/17/14	(12)
Credit Suisse	USD		843	AUD	913	09/17/14	2
Credit Suisse	USD		879	AUD	938	09/17/14	(10)
Credit Suisse	USD		250	BRL	568	08/04/14	—
Credit Suisse	USD		253	BRL	568	09/03/14	(5)
Credit Suisse	USD		17	BRL	40	09/17/14	—
Credit Suisse	USD		20	BRL	45	09/17/14	—
Credit Suisse	USD		24	BRL	55	09/17/14	—
Credit Suisse	USD		27	BRL	60	09/17/14	—
Credit Suisse	USD		28	BRL	63	09/17/14	—
Credit Suisse	USD		29	BRL	65	09/17/14	(1)
Credit Suisse	USD		31	BRL	70	09/17/14	(1)
Credit Suisse	USD		39	BRL	91	09/17/14	—
Credit Suisse	USD		40	BRL	93	09/17/14	1
Credit Suisse	USD		51	BRL	115	09/17/14	(1)
Credit Suisse	USD		53	BRL	122	09/17/14	—
Credit Suisse	USD		53	BRL	125	09/17/14	1
Credit Suisse	USD		54	BRL	125	09/17/14	—
Credit Suisse	USD		58	BRL	130	09/17/14	(1)
Credit Suisse	USD		79	BRL	181	09/17/14	—
Credit Suisse	USD		80	BRL	186	09/17/14	1
Credit Suisse	USD		133	BRL	309	09/17/14	2
Credit Suisse	USD		5	CAD	5	09/17/14	—
Credit Suisse	USD		15	CAD	16	09/17/14	—
Credit Suisse	USD		48	CAD	51	09/17/14	(1)
Credit Suisse	USD		59	CAD	65	09/17/14	—
Credit Suisse	USD		62	CAD	68	09/17/14	—
Credit Suisse	USD		74	CAD	79	09/17/14	(1)
Credit Suisse	USD		83	CAD	90	09/17/14	—
Credit Suisse	USD		95	CAD	103	09/17/14	(1)
Credit Suisse	USD		99	CAD	106	09/17/14	(2)
Credit Suisse	USD		123	CAD	133	09/17/14	(2)
Credit Suisse	USD		138	CAD	149	09/17/14	(2)
Credit Suisse	USD		149	CAD	159	09/17/14	(4)
Credit Suisse	USD		188	CAD	201	09/17/14	(4)
Credit Suisse	USD		213	CAD	228	09/17/14	(4)
Credit Suisse	USD		228	CAD	248	09/17/14	(1)
Credit Suisse	USD		256	CAD	275	09/17/14	(4)
Credit Suisse	USD		292	CAD	312	09/17/14	(6)
Credit Suisse	USD		293	CAD	315	09/17/14	(4)
Credit Suisse	USD		334	CAD	363	09/17/14	(1)
Credit Suisse	USD		462	CAD	503	09/17/14	(1)
Credit Suisse	USD		29	COP	55,000	09/17/14	—
Credit Suisse	USD		37	COP	71,870	09/17/14	1
Credit Suisse	USD		54	COP	103,130	09/17/14	1
Credit Suisse	USD		7	CZK	150	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 287

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		55	CZK	1,100	09/17/14	(2)
Credit Suisse	USD		7	EUR	5	09/17/14	—
Credit Suisse	USD		28	EUR	21	09/17/14	—
Credit Suisse	USD		43	EUR	32	09/17/14	(1)
Credit Suisse	USD		118	EUR	88	09/17/14	(1)
Credit Suisse	USD		127	EUR	93	09/17/14	(2)
Credit Suisse	USD		179	EUR	132	09/17/14	(3)
Credit Suisse	USD		182	EUR	134	09/17/14	(3)
Credit Suisse	USD		235	EUR	173	09/17/14	(4)
Credit Suisse	USD		248	EUR	182	09/17/14	(4)
Credit Suisse	USD		337	EUR	246	09/17/14	(7)
Credit Suisse	USD		361	EUR	264	09/17/14	(7)
Credit Suisse	USD		388	EUR	285	09/17/14	(6)
Credit Suisse	USD		494	EUR	362	09/17/14	(10)
Credit Suisse	USD		522	EUR	390	09/17/14	—
Credit Suisse	USD		557	EUR	409	09/17/14	(9)
Credit Suisse	USD		617	EUR	454	09/17/14	(10)
Credit Suisse	USD		638	EUR	469	09/17/14	(9)
Credit Suisse	USD		664	EUR	488	09/17/14	(11)
Credit Suisse	USD		838	EUR	616	09/17/14	(14)
Credit Suisse	USD		13	GBP	8	09/17/14	—
Credit Suisse	USD		17	GBP	10	09/17/14	—
Credit Suisse	USD		26	GBP	15	09/17/14	—
Credit Suisse	USD		30	GBP	18	09/17/14	—
Credit Suisse	USD		32	GBP	19	09/17/14	—
Credit Suisse	USD		43	GBP	25	09/17/14	(1)
Credit Suisse	USD		55	GBP	32	09/17/14	(1)
Credit Suisse	USD		62	GBP	37	09/17/14	(1)
Credit Suisse	USD		67	GBP	39	09/17/14	(1)
Credit Suisse	USD		82	GBP	49	09/17/14	—
Credit Suisse	USD		83	GBP	49	09/17/14	(1)
Credit Suisse	USD		102	GBP	60	09/17/14	(1)
Credit Suisse	USD		103	GBP	61	09/17/14	(1)
Credit Suisse	USD		110	GBP	65	09/17/14	(1)
Credit Suisse	USD		136	GBP	80	09/17/14	(1)
Credit Suisse	USD		146	GBP	88	09/17/14	1
Credit Suisse	USD		157	GBP	93	09/17/14	(1)
Credit Suisse	USD		173	GBP	101	09/17/14	(2)
Credit Suisse	USD		197	GBP	118	09/17/14	1
Credit Suisse	USD		199	GBP	119	09/17/14	2
Credit Suisse	USD		299	GBP	175	09/17/14	(4)
Credit Suisse	USD		392	GBP	235	09/17/14	4
Credit Suisse	USD		429	GBP	257	09/17/14	4
Credit Suisse	USD		993	GBP	582	09/17/14	(10)
Credit Suisse	USD		1,817	GBP	1,081	09/17/14	8
Credit Suisse	USD		1,844	GBP	1,102	09/17/14	16
Credit Suisse	USD		1,845	GBP	1,102	09/17/14	15
Credit Suisse	USD		1,846	GBP	1,102	09/17/14	14
Credit Suisse	USD		26	HKD	202	09/17/14	—
Credit Suisse	USD		67	HUF	15,112	09/17/14	(3)
Credit Suisse	USD		76	HUF	16,830	09/17/14	(4)
Credit Suisse	USD		88	HUF	19,779	09/17/14	(4)
Credit Suisse	USD		89	HUF	19,779	09/17/14	(4)
Credit Suisse	USD		89	HUF	20,001	09/17/14	(4)
Credit Suisse	USD		4	IDR	50,000	09/17/14	—
Credit Suisse	USD		21	IDR	250,000	09/17/14	—
Credit Suisse	USD		43	IDR	500,000	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
288 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		43	IDR	500,000	09/17/14	—
Credit Suisse	USD		3	ILS	10	09/17/14	—
Credit Suisse	USD		6	ILS	20	09/17/14	—
Credit Suisse	USD		7	ILS	25	09/17/14	—
Credit Suisse	USD		13	ILS	45	09/17/14	—
Credit Suisse	USD		16	ILS	55	09/17/14	—
Credit Suisse	USD		18	ILS	60	09/17/14	—
Credit Suisse	USD		19	ILS	65	09/17/14	—
Credit Suisse	USD		25	ILS	85	09/17/14	—
Credit Suisse	USD		26	ILS	90	09/17/14	—
Credit Suisse	USD		26	ILS	90	09/17/14	—
Credit Suisse	USD		42	ILS	145	09/17/14	—
Credit Suisse	USD		119	ILS	411	09/17/14	1
Credit Suisse	USD		130	ILS	452	09/17/14	2
Credit Suisse	USD		131	ILS	452	09/17/14	1
Credit Suisse	USD		173	ILS	600	09/17/14	2
Credit Suisse	USD		8	INR	500	09/17/14	—
Credit Suisse	USD		8	INR	500	09/17/14	—
Credit Suisse	USD		8	INR	500	09/17/14	—
Credit Suisse	USD		8	INR	500	09/17/14	—
Credit Suisse	USD		8	INR	500	09/17/14	—
Credit Suisse	USD		17	INR	1,000	09/17/14	—
Credit Suisse	USD		25	INR	1,500	09/17/14	—
Credit Suisse	USD		25	INR	1,500	09/17/14	—
Credit Suisse	USD		33	INR	2,000	09/17/14	—
Credit Suisse	USD		33	INR	2,000	09/17/14	—
Credit Suisse	USD		50	INR	3,000	09/17/14	(1)
Credit Suisse	USD		50	INR	3,000	09/17/14	(1)
Credit Suisse	USD		58	INR	3,500	09/17/14	(1)
Credit Suisse	USD		65	INR	3,889	09/17/14	(1)
Credit Suisse	USD		65	INR	3,902	09/17/14	(1)
Credit Suisse	USD		65	INR	3,860	09/17/14	(1)
Credit Suisse	USD		65	INR	3,884	09/17/14	(1)
Credit Suisse	USD		65	INR	3,891	09/17/14	(1)
Credit Suisse	USD		65	INR	3,921	09/17/14	(1)
Credit Suisse	USD		86	INR	5,172	09/17/14	(2)
Credit Suisse	USD		86	INR	5,180	09/17/14	(1)
Credit Suisse	USD		107	INR	6,452	09/17/14	(2)
Credit Suisse	USD		124	INR	7,500	09/17/14	(1)
Credit Suisse	USD		22	JPY	2,184	09/17/14	—
Credit Suisse	USD		128	JPY	13,067	09/17/14	(1)
Credit Suisse	USD		145	JPY	14,690	09/17/14	(2)
Credit Suisse	USD		152	JPY	15,407	09/17/14	(2)
Credit Suisse	USD		161	JPY	16,376	09/17/14	(2)
Credit Suisse	USD		189	JPY	19,325	09/17/14	(1)
Credit Suisse	USD		202	JPY	20,557	09/17/14	(2)
Credit Suisse	USD		332	JPY	33,803	09/17/14	(3)
Credit Suisse	USD		339	JPY	34,570	09/17/14	(3)
Credit Suisse	USD		409	JPY	41,499	09/17/14	(6)
Credit Suisse	USD		410	JPY	41,515	09/17/14	(6)
Credit Suisse	USD		422	JPY	42,899	09/17/14	(5)
Credit Suisse	USD		462	JPY	46,858	09/17/14	(6)
Credit Suisse	USD		493	JPY	50,252	09/17/14	(4)
Credit Suisse	USD		567	JPY	57,838	09/17/14	(5)
Credit Suisse	USD		607	JPY	61,533	09/17/14	(9)
Credit Suisse	USD		628	JPY	63,577	09/17/14	(10)
Credit Suisse	USD		943	JPY	95,837	09/17/14	(11)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 289

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		1,419	JPY	144,671	09/17/14	(13)
Credit Suisse	USD		1,480	JPY	150,178	09/17/14	(20)
Credit Suisse	USD		10	KRW	10,000	09/17/14	—
Credit Suisse	USD		20	KRW	20,000	09/17/14	—
Credit Suisse	USD		40	KRW	40,000	09/17/14	(1)
Credit Suisse	USD		40	KRW	40,000	09/17/14	(1)
Credit Suisse	USD		209	KRW	215,000	09/17/14	—
Credit Suisse	USD		222	KRW	227,417	09/17/14	(2)
Credit Suisse	USD		238	KRW	245,514	09/17/14	—
Credit Suisse	USD		238	KRW	245,394	09/17/14	—
Credit Suisse	USD		238	KRW	245,059	09/17/14	—
Credit Suisse	USD		238	KRW	243,671	09/17/14	(2)
Credit Suisse	USD		238	KRW	243,407	09/17/14	(2)
Credit Suisse	USD		381	KRW	389,538	09/17/14	(3)
Credit Suisse	USD		4	MXN	50	09/17/14	—
Credit Suisse	USD		4	MXN	50	09/17/14	—
Credit Suisse	USD		4	MXN	50	09/17/14	—
Credit Suisse	USD		15	MXN	200	09/17/14	—
Credit Suisse	USD		15	MXN	200	09/17/14	—
Credit Suisse	USD		19	MXN	250	09/17/14	—
Credit Suisse	USD		27	MXN	350	09/17/14	(1)
Credit Suisse	USD		31	MXN	400	09/17/14	(1)
Credit Suisse	USD		34	MXN	450	09/17/14	—
Credit Suisse	USD		39	MXN	500	09/17/14	(1)
Credit Suisse	USD		42	MXN	550	09/17/14	(1)
Credit Suisse	USD		61	MXN	800	09/17/14	(1)
Credit Suisse	USD		81	MXN	1,050	09/17/14	(1)
Credit Suisse	USD		102	MXN	1,337	09/17/14	(2)
Credit Suisse	USD		127	MXN	1,650	09/17/14	(3)
Credit Suisse	USD		258	MXN	3,363	09/17/14	(5)
Credit Suisse	USD		2	MYR	5	09/17/14	—
Credit Suisse	USD		5	MYR	15	09/17/14	—
Credit Suisse	USD		6	MYR	20	09/17/14	—
Credit Suisse	USD		8	MYR	25	09/17/14	—
Credit Suisse	USD		8	MYR	25	09/17/14	—
Credit Suisse	USD		11	MYR	35	09/17/14	—
Credit Suisse	USD		11	MYR	35	09/17/14	—
Credit Suisse	USD		11	MYR	35	09/17/14	—
Credit Suisse	USD		19	MYR	60	09/17/14	—
Credit Suisse	USD		23	MYR	75	09/17/14	—
Credit Suisse	USD		27	MYR	85	09/17/14	—
Credit Suisse	USD		30	MYR	95	09/17/14	—
Credit Suisse	USD		31	MYR	100	09/17/14	—
Credit Suisse	USD		38	MYR	120	09/17/14	—
Credit Suisse	USD		39	MYR	125	09/17/14	—
Credit Suisse	USD		40	MYR	130	09/17/14	—
Credit Suisse	USD		42	MYR	135	09/17/14	—
Credit Suisse	USD		45	MYR	145	09/17/14	—
Credit Suisse	USD		45	MYR	145	09/17/14	—
Credit Suisse	USD		61	MYR	195	09/17/14	—
Credit Suisse	USD		134	MYR	430	09/17/14	—
Credit Suisse	USD		21	NOK	130	09/17/14	—
Credit Suisse	USD		28	NOK	172	09/17/14	—
Credit Suisse	USD		139	NOK	865	09/17/14	(1)
Credit Suisse	USD		155	NOK	934	09/17/14	(6)
Credit Suisse	USD		191	NOK	1,147	09/17/14	(8)
Credit Suisse	USD		309	NOK	1,860	09/17/14	(14)

See accompanying notes which are an integral part of this quarterly report.
290 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Credit Suisse	USD		515	NOK		3,100	09/17/14	(22)
Credit Suisse	USD		941	NOK		5,850	09/17/14	(12)
Credit Suisse	USD		23	NZD		27	09/17/14	—
Credit Suisse	USD		63	NZD		72	09/17/14	(2)
Credit Suisse	USD		79	NZD		92	09/17/14	(1)
Credit Suisse	USD		127	NZD		147	09/17/14	(3)
Credit Suisse	USD		241	NZD		277	09/17/14	(7)
Credit Suisse	USD		331	NZD		378	09/17/14	(11)
Credit Suisse	USD		333	NZD		384	09/17/14	(8)
Credit Suisse	USD		342	NZD		407	09/17/14	2
Credit Suisse	USD		367	NZD		422	09/17/14	(10)
Credit Suisse	USD		382	NZD		437	09/17/14	(13)
Credit Suisse	USD		444	NZD		506	09/17/14	(16)
Credit Suisse	USD		475	NZD		546	09/17/14	(13)
Credit Suisse	USD		535	NZD		625	09/17/14	(7)
Credit Suisse	USD		550	NZD		628	09/17/14	(19)
Credit Suisse	USD		636	NZD		729	09/17/14	(20)
Credit Suisse	USD		682	NZD		793	09/17/14	(12)
Credit Suisse	USD		710	NZD		839	09/17/14	—
Credit Suisse	USD		946	NZD		1,121	09/17/14	2
Credit Suisse	USD		946	NZD		1,123	09/17/14	4
Credit Suisse	USD		961	NZD		1,153	09/17/14	14
Credit Suisse	USD		961	NZD		1,148	09/17/14	10
Credit Suisse	USD		986	NZD		1,181	09/17/14	13
Credit Suisse	USD		986	NZD		1,172	09/17/14	5
Credit Suisse	USD		1,583	NZD		1,811	09/17/14	(52)
Credit Suisse	USD		1	PHP		50	09/17/14	—
Credit Suisse	USD		6	PHP		250	09/17/14	—
Credit Suisse	USD		6	PHP		250	09/17/14	—
Credit Suisse	USD		6	PHP		250	09/17/14	—
Credit Suisse	USD		6	PHP		250	09/17/14	—
Credit Suisse	USD		12	PHP		500	09/17/14	—
Credit Suisse	USD		15	PHP		650	09/17/14	—
Credit Suisse	USD		28	PHP		1,200	09/17/14	—
Credit Suisse	USD		33	PHP		1,450	09/17/14	—
Credit Suisse	USD		60	PHP		2,600	09/17/14	—
Credit Suisse	USD		108	PHP		4,700	09/17/14	—
Credit Suisse	USD		5	PLN		15	09/17/14	—
Credit Suisse	USD		10	PLN		30	09/17/14	—
Credit Suisse	USD		15	PLN		45	09/17/14	—
Credit Suisse	USD		26	PLN		80	09/17/14	(1)
Credit Suisse	USD		38	PLN		115	09/17/14	(1)
Credit Suisse	USD		64	PLN		195	09/17/14	(1)
Credit Suisse	USD		64	PLN		195	09/17/14	(2)
Credit Suisse	USD		66	PLN		200	09/17/14	(2)
Credit Suisse	USD		83	PLN		255	09/17/14	(2)
Credit Suisse	USD		128	PLN		386	09/17/14	(4)
Credit Suisse	USD		128	PLN		391	09/17/14	(3)
Credit Suisse	USD		133	PLN		405	09/17/14	(4)
Credit Suisse	USD		170	PLN		515	09/17/14	(5)
Credit Suisse	USD		171	PLN		524	09/17/14	(4)
Credit Suisse	USD		171	PLN		524	09/17/14	(4)
Credit Suisse	USD		187	PLN		575	09/17/14	(3)
Credit Suisse	USD		4	RUB		150	09/17/14	—
Credit Suisse	USD		6	RUB		200	09/17/14	—
Credit Suisse	USD		7	RUB		250	09/17/14	—
Credit Suisse	USD		9	RUB		300	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 291

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Credit Suisse	USD		16	RUB		550	09/17/14	(1)
Credit Suisse	USD		18	RUB		650	09/17/14	—
Credit Suisse	USD		19	RUB		700	09/17/14	—
Credit Suisse	USD		27	RUB		950	09/17/14	(1)
Credit Suisse	USD		28	RUB		950	09/17/14	(1)
Credit Suisse	USD		29	RUB		1,000	09/17/14	(1)
Credit Suisse	USD		32	RUB		1,100	09/17/14	(1)
Credit Suisse	USD		32	RUB		1,138	09/17/14	—
Credit Suisse	USD		33	RUB		1,150	09/17/14	(2)
Credit Suisse	USD		36	RUB		1,250	09/17/14	(1)
Credit Suisse	USD		36	RUB		1,300	09/17/14	—
Credit Suisse	USD		42	RUB		1,450	09/17/14	(1)
Credit Suisse	USD		48	RUB		1,691	09/17/14	(1)
Credit Suisse	USD		48	RUB		1,695	09/17/14	(1)
Credit Suisse	USD		52	RUB		1,800	09/17/14	(2)
Credit Suisse	USD		63	RUB		2,200	09/17/14	(2)
Credit Suisse	USD		65	RUB		2,325	09/17/14	(1)
Credit Suisse	USD		68	SEK		456	09/17/14	(2)
Credit Suisse	USD		113	SEK		751	09/17/14	(4)
Credit Suisse	USD		187	SEK		1,242	09/17/14	(7)
Credit Suisse	USD		215	SEK		1,463	09/17/14	(3)
Credit Suisse	USD		383	SEK		2,619	09/17/14	(3)
Credit Suisse	USD		392	SEK		2,600	09/17/14	(15)
Credit Suisse	USD		425	SEK		2,835	09/17/14	(14)
Credit Suisse	USD		2,830	SEK		18,785	09/17/14	(108)
Credit Suisse	USD		4	SGD		5	09/17/14	—
Credit Suisse	USD		8	SGD		10	09/17/14	—
Credit Suisse	USD		8	SGD		10	09/17/14	—
Credit Suisse	USD		12	SGD		15	09/17/14	—
Credit Suisse	USD		16	SGD		20	09/17/14	—
Credit Suisse	USD		20	SGD		25	09/17/14	—
Credit Suisse	USD		20	SGD		25	09/17/14	—
Credit Suisse	USD		24	SGD		30	09/17/14	—
Credit Suisse	USD		28	SGD		35	09/17/14	—
Credit Suisse	USD		28	SGD		35	09/17/14	—
Credit Suisse	USD		28	SGD		35	09/17/14	—
Credit Suisse	USD		32	SGD		40	09/17/14	—
Credit Suisse	USD		36	SGD		45	09/17/14	—
Credit Suisse	USD		40	SGD		50	09/17/14	—
Credit Suisse	USD		40	SGD		50	09/17/14	—
Credit Suisse	USD		44	SGD		55	09/17/14	—
Credit Suisse	USD		44	SGD		55	09/17/14	—
Credit Suisse	USD		52	SGD		65	09/17/14	—
Credit Suisse	USD		73	SGD		90	09/17/14	—
Credit Suisse	USD		94	SGD		119	09/17/14	1
Credit Suisse	USD		95	SGD		120	09/17/14	1
Credit Suisse	USD		95	SGD		120	09/17/14	1
Credit Suisse	USD		164	SGD		205	09/17/14	—
Credit Suisse	USD		188	SGD		235	09/17/14	—
Credit Suisse	USD		189	SGD		237	09/17/14	1
Credit Suisse	USD		208	SGD		260	09/17/14	1
Credit Suisse	USD		258	SGD		320	09/17/14	(1)
Credit Suisse	USD		5	TRY		10	09/17/14	—
Credit Suisse	USD		13	TRY		28	09/17/14	—
Credit Suisse	USD		14	TRY		30	09/17/14	—
Credit Suisse	USD		18	TRY		38	09/17/14	—
Credit Suisse	USD		18	TRY		37	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
292 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Credit Suisse	USD		21	TRY		45	09/17/14	—
Credit Suisse	USD		21	TRY		45	09/17/14	—
Credit Suisse	USD		22	TRY		46	09/17/14	—
Credit Suisse	USD		22	TRY		47	09/17/14	—
Credit Suisse	USD		23	TRY		50	09/17/14	—
Credit Suisse	USD		28	TRY		60	09/17/14	—
Credit Suisse	USD		33	TRY		70	09/17/14	(1)
Credit Suisse	USD		35	TRY		75	09/17/14	—
Credit Suisse	USD		35	TRY		75	09/17/14	(1)
Credit Suisse	USD		43	TRY		94	09/17/14	—
Credit Suisse	USD		47	TRY		100	09/17/14	—
Credit Suisse	USD		51	TRY		110	09/17/14	—
Credit Suisse	USD		79	TRY		170	09/17/14	(1)
Credit Suisse	USD		2	TWD		50	09/17/14	—
Credit Suisse	USD		5	TWD		150	09/17/14	—
Credit Suisse	USD		12	TWD		350	09/17/14	—
Credit Suisse	USD		17	TWD		500	09/17/14	—
Credit Suisse	USD		23	TWD		700	09/17/14	—
Credit Suisse	USD		35	TWD		1,050	09/17/14	—
Credit Suisse	USD		42	TWD		1,250	09/17/14	—
Credit Suisse	USD		43	TWD		1,300	09/17/14	—
Credit Suisse	USD		45	TWD		1,350	09/17/14	—
Credit Suisse	USD		53	TWD		1,600	09/17/14	—
Credit Suisse	USD		64	TWD		1,900	09/17/14	—
Credit Suisse	USD		68	TWD		2,050	09/17/14	—
Credit Suisse	USD		87	TWD		2,600	09/17/14	—
Credit Suisse	USD		130	TWD		3,900	09/17/14	—
Credit Suisse	USD		137	TWD		4,100	09/17/14	—
Credit Suisse	USD		145	TWD		4,350	09/17/14	—
Credit Suisse	USD		169	TWD		5,050	09/17/14	—
Credit Suisse	USD		5	ZAR		50	09/17/14	—
Credit Suisse	USD		9	ZAR		100	09/17/14	—
Credit Suisse	USD		9	ZAR		100	09/17/14	—
Credit Suisse	USD		19	ZAR		200	09/17/14	—
Credit Suisse	USD		19	ZAR		200	09/17/14	—
Credit Suisse	USD		28	ZAR		300	09/17/14	—
Credit Suisse	USD		37	ZAR		398	09/17/14	—
Credit Suisse	USD		38	ZAR		400	09/17/14	(1)
Credit Suisse	USD		54	ZAR		595	09/17/14	1
Credit Suisse	USD		61	ZAR		650	09/17/14	(1)
Credit Suisse	USD		65	ZAR		700	09/17/14	—
Credit Suisse	USD		71	ZAR		750	09/17/14	(1)
Credit Suisse	USD		72	ZAR		778	09/17/14	—
Credit Suisse	USD		72	ZAR		778	09/17/14	—
Credit Suisse	USD		113	ZAR		1,200	09/17/14	(2)
Credit Suisse	AUD		22	USD		21	09/17/14	—
Credit Suisse	AUD		55	USD		51	09/17/14	—
Credit Suisse	AUD		87	USD		81	09/17/14	1
Credit Suisse	AUD		114	USD		105	09/17/14	(1)
Credit Suisse	AUD		127	USD		118	09/17/14	1
Credit Suisse	AUD		159	USD		150	09/17/14	2
Credit Suisse	AUD		171	USD		158	09/17/14	(1)
Credit Suisse	AUD		200	USD		187	09/17/14	2
Credit Suisse	AUD		230	USD		215	09/17/14	2
Credit Suisse	AUD		277	USD		259	09/17/14	3
Credit Suisse	AUD		342	USD		320	09/17/14	4
Credit Suisse	AUD		392	USD		364	09/17/14	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 293

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Credit Suisse	AUD		406	USD		374	09/17/14	(3)
Credit Suisse	AUD		410	USD		383	09/17/14	4
Credit Suisse	AUD		1,154	USD		1,079	09/17/14	10
Credit Suisse	BRL		568	USD		255	08/04/14	5
Credit Suisse	BRL		15	USD		7	09/17/14	—
Credit Suisse	BRL		120	USD		52	09/17/14	—
Credit Suisse	CAD		14	USD		13	09/17/14	—
Credit Suisse	CAD		14	USD		13	09/17/14	—
Credit Suisse	CAD		109	USD		101	09/17/14	1
Credit Suisse	CAD		139	USD		129	09/17/14	2
Credit Suisse	CAD		152	USD		141	09/17/14	2
Credit Suisse	CAD		168	USD		153	09/17/14	—
Credit Suisse	CAD		201	USD		183	09/17/14	(1)
Credit Suisse	CAD		225	USD		209	09/17/14	3
Credit Suisse	CAD		423	USD		386	09/17/14	(1)
Credit Suisse	CAD		511	USD		470	09/17/14	2
Credit Suisse	CAD		522	USD		482	09/17/14	4
Credit Suisse	CAD		569	USD		521	09/17/14	—
Credit Suisse	CAD		738	USD		675	09/17/14	(1)
Credit Suisse	CHF		10	USD		11	09/17/14	—
Credit Suisse	CHF		10	USD		11	09/17/14	—
Credit Suisse	CHF		17	USD		19	09/17/14	—
Credit Suisse	CLP		6,699	USD		12	09/17/14	—
Credit Suisse	CLP		6,699	USD		12	09/17/14	—
Credit Suisse	CLP		6,699	USD		12	09/17/14	—
Credit Suisse	CLP		10,049	USD		18	09/17/14	1
Credit Suisse	CLP		10,956	USD		20	09/17/14	1
Credit Suisse	CLP		13,398	USD		24	09/17/14	1
Credit Suisse	CZK		150	USD		7	09/17/14	—
Credit Suisse	CZK		150	USD		7	09/17/14	—
Credit Suisse	CZK		250	USD		12	09/17/14	—
Credit Suisse	CZK		2,850	USD		141	09/17/14	3
Credit Suisse	CZK		9,700	USD		482	09/17/14	12
Credit Suisse	EUR		12,378	USD		16,887	08/05/14	311
Credit Suisse	EUR		35	USD		48	09/17/14	1
Credit Suisse	EUR		44	USD		59	09/17/14	1
Credit Suisse	EUR		50	USD		68	09/17/14	1
Credit Suisse	EUR		50	USD		68	09/17/14	1
Credit Suisse	EUR		55	USD		75	09/17/14	1
Credit Suisse	EUR		70	USD		95	09/17/14	2
Credit Suisse	EUR		103	USD		140	09/17/14	2
Credit Suisse	EUR		108	USD		147	09/17/14	3
Credit Suisse	EUR		116	USD		158	09/17/14	3
Credit Suisse	EUR		162	USD		220	09/17/14	4
Credit Suisse	EUR		168	USD		227	09/17/14	2
Credit Suisse	EUR		169	USD		229	09/17/14	3
Credit Suisse	EUR		171	USD		231	09/17/14	2
Credit Suisse	EUR		218	USD		297	09/17/14	5
Credit Suisse	EUR		247	USD		336	09/17/14	5
Credit Suisse	EUR		291	USD		394	09/17/14	4
Credit Suisse	EUR		291	USD		397	09/17/14	7
Credit Suisse	EUR		291	USD		397	09/17/14	6
Credit Suisse	EUR		291	USD		395	09/17/14	5
Credit Suisse	EUR		329	USD		447	09/17/14	6
Credit Suisse	EUR		410	USD		554	09/17/14	6
Credit Suisse	EUR		433	USD		582	09/17/14	2
Credit Suisse	EUR		444	USD		599	09/17/14	5

See accompanying notes which are an integral part of this quarterly report.
294 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Credit Suisse	EUR	458	USD		619	09/17/14	6
Credit Suisse	EUR	521	USD		705	09/17/14	7
Credit Suisse	EUR	584	USD		785	09/17/14	3
Credit Suisse	EUR	602	USD		818	09/17/14	12
Credit Suisse	EUR	744	USD		1,001	09/17/14	5
Credit Suisse	EUR	1,024	USD		1,379	09/17/14	8
Credit Suisse	GBP	35	USD		60	09/17/14	1
Credit Suisse	GBP	43	USD		73	09/17/14	—
Credit Suisse	GBP	51	USD		84	09/17/14	(1)
Credit Suisse	GBP	68	USD		116	09/17/14	2
Credit Suisse	GBP	72	USD		122	09/17/14	1
Credit Suisse	GBP	99	USD		167	09/17/14	1
Credit Suisse	GBP	106	USD		178	09/17/14	(1)
Credit Suisse	GBP	108	USD		184	09/17/14	2
Credit Suisse	GBP	109	USD		185	09/17/14	2
Credit Suisse	GBP	143	USD		243	09/17/14	3
Credit Suisse	GBP	166	USD		280	09/17/14	—
Credit Suisse	GBP	222	USD		377	09/17/14	3
Credit Suisse	GBP	246	USD		419	09/17/14	5
Credit Suisse	GBP	333	USD		565	09/17/14	3
Credit Suisse	GBP	829	USD		1,407	09/17/14	7
Credit Suisse	HKD	560	USD		72	09/17/14	—
Credit Suisse	HUF	500	USD		2	09/17/14	—
Credit Suisse	HUF	2,000	USD		9	09/17/14	—
Credit Suisse	HUF	2,500	USD		11	09/17/14	—
Credit Suisse	HUF	9,500	USD		42	09/17/14	1
Credit Suisse	HUF	10,000	USD		44	09/17/14	1
Credit Suisse	HUF	12,000	USD		53	09/17/14	2
Credit Suisse	HUF	12,500	USD		54	09/17/14	1
Credit Suisse	HUF	13,000	USD		57	09/17/14	2
Credit Suisse	HUF	14,000	USD		61	09/17/14	2
Credit Suisse	HUF	18,000	USD		79	09/17/14	2
Credit Suisse	HUF	41,500	USD		182	09/17/14	6
Credit Suisse	IDR	39,015	USD		3	09/17/14	—
Credit Suisse	IDR	60,985	USD		5	09/17/14	—
Credit Suisse	IDR	300,000	USD		25	09/17/14	(1)
Credit Suisse	IDR	400,000	USD		33	09/17/14	(1)
Credit Suisse	IDR	600,000	USD		50	09/17/14	(2)
Credit Suisse	IDR	650,000	USD		54	09/17/14	(1)
Credit Suisse	IDR	750,000	USD		62	09/17/14	(2)
Credit Suisse	IDR	800,000	USD		66	09/17/14	(2)
Credit Suisse	ILS	10	USD		3	09/17/14	—
Credit Suisse	ILS	15	USD		4	09/17/14	—
Credit Suisse	ILS	25	USD		7	09/17/14	—
Credit Suisse	ILS	30	USD		9	09/17/14	—
Credit Suisse	ILS	40	USD		12	09/17/14	—
Credit Suisse	ILS	65	USD		19	09/17/14	—
Credit Suisse	ILS	130	USD		38	09/17/14	—
Credit Suisse	ILS	230	USD		67	09/17/14	(1)
Credit Suisse	INR	500	USD		8	09/17/14	—
Credit Suisse	INR	500	USD		8	09/17/14	—
Credit Suisse	INR	2,000	USD		33	09/17/14	—
Credit Suisse	INR	2,000	USD		33	09/17/14	—
Credit Suisse	INR	2,000	USD		33	09/17/14	—
Credit Suisse	INR	2,000	USD		33	09/17/14	—
Credit Suisse	INR	2,000	USD		33	09/17/14	—
Credit Suisse	INR	4,500	USD		74	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 295

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Credit Suisse	INR	5,500	USD		91	09/17/14	1
Credit Suisse	INR	8,000	USD		131	09/17/14	—
Credit Suisse	INR	18,500	USD		302	09/17/14	—
Credit Suisse	JPY	500	USD		5	09/17/14	—
Credit Suisse	JPY	2,794	USD		28	09/17/14	—
Credit Suisse	JPY	5,000	USD		49	09/17/14	—
Credit Suisse	JPY	14,000	USD		137	09/17/14	1
Credit Suisse	JPY	17,183	USD		169	09/17/14	2
Credit Suisse	JPY	17,590	USD		173	09/17/14	2
Credit Suisse	JPY	24,864	USD		245	09/17/14	3
Credit Suisse	JPY	30,946	USD		301	09/17/14	—
Credit Suisse	JPY	31,560	USD		309	09/17/14	2
Credit Suisse	JPY	36,509	USD		359	09/17/14	4
Credit Suisse	JPY	46,696	USD		457	09/17/14	3
Credit Suisse	JPY	53,205	USD		523	09/17/14	6
Credit Suisse	JPY	73,696	USD		719	09/17/14	2
Credit Suisse	JPY	78,277	USD		771	09/17/14	10
Credit Suisse	JPY	105,702	USD		1,032	09/17/14	4
Credit Suisse	JPY	108,161	USD		1,055	09/17/14	3
Credit Suisse	JPY	112,259	USD		1,097	09/17/14	6
Credit Suisse	JPY	127,856	USD		1,248	09/17/14	4
Credit Suisse	JPY	145,065	USD		1,418	09/17/14	7
Credit Suisse	JPY	192,753	USD		1,890	09/17/14	16
Credit Suisse	JPY	194,081	USD		1,890	09/17/14	3
Credit Suisse	KRW	10,000	USD		10	09/17/14	—
Credit Suisse	KRW	15,000	USD		15	09/17/14	—
Credit Suisse	KRW	40,000	USD		39	09/17/14	—
Credit Suisse	KRW	65,000	USD		63	09/17/14	—
Credit Suisse	KRW	80,000	USD		78	09/17/14	—
Credit Suisse	KRW	90,000	USD		87	09/17/14	—
Credit Suisse	KRW	100,000	USD		99	09/17/14	1
Credit Suisse	KRW	100,000	USD		98	09/17/14	1
Credit Suisse	KRW	120,000	USD		118	09/17/14	1
Credit Suisse	KRW	180,000	USD		174	09/17/14	(1)
Credit Suisse	KRW	355,000	USD		346	09/17/14	1
Credit Suisse	MXN	1,128	USD		87	08/25/14	2
Credit Suisse	MXN	400	USD		31	09/17/14	—
Credit Suisse	MXN	450	USD		34	09/17/14	—
Credit Suisse	MXN	550	USD		42	09/17/14	1
Credit Suisse	MXN	600	USD		46	09/17/14	—
Credit Suisse	MXN	650	USD		49	09/17/14	—
Credit Suisse	MXN	850	USD		65	09/17/14	1
Credit Suisse	MXN	1,350	USD		103	09/17/14	2
Credit Suisse	MXN	1,600	USD		121	09/17/14	1
Credit Suisse	MXN	1,850	USD		139	09/17/14	—
Credit Suisse	MYR	130	USD		40	09/17/14	(1)
Credit Suisse	NOK	188	USD		30	09/17/14	1
Credit Suisse	NOK	718	USD		119	09/17/14	5
Credit Suisse	NOK	765	USD		124	09/17/14	2
Credit Suisse	NOK	795	USD		132	09/17/14	6
Credit Suisse	NOK	904	USD		146	09/17/14	3
Credit Suisse	NOK	940	USD		156	09/17/14	7
Credit Suisse	NOK	1,032	USD		171	09/17/14	7
Credit Suisse	NOK	1,352	USD		225	09/17/14	10
Credit Suisse	NOK	1,497	USD		242	09/17/14	4
Credit Suisse	NOK	1,624	USD		265	09/17/14	7
Credit Suisse	NOK	1,725	USD		286	09/17/14	12

See accompanying notes which are an integral part of this quarterly report.
296 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Credit Suisse	NOK		2,179	USD		354	09/17/14	8
Credit Suisse	NOK		2,643	USD		426	09/17/14	7
Credit Suisse	NOK		2,668	USD		430	09/17/14	7
Credit Suisse	NOK		3,302	USD		534	09/17/14	9
Credit Suisse	NOK		3,427	USD		557	09/17/14	13
Credit Suisse	NOK		3,523	USD		567	09/17/14	7
Credit Suisse	NOK		3,640	USD		590	09/17/14	12
Credit Suisse	NOK		3,653	USD		594	09/17/14	14
Credit Suisse	NOK		3,673	USD		598	09/17/14	14
Credit Suisse	NOK		3,693	USD		600	09/17/14	14
Credit Suisse	NOK		3,974	USD		659	09/17/14	27
Credit Suisse	NOK		6,087	USD		981	09/17/14	14
Credit Suisse	NZD		28	USD		24	09/17/14	1
Credit Suisse	NZD		166	USD		140	09/17/14	—
Credit Suisse	NZD		258	USD		218	09/17/14	—
Credit Suisse	NZD		280	USD		235	09/17/14	(2)
Credit Suisse	NZD		326	USD		281	09/17/14	6
Credit Suisse	NZD		445	USD		374	09/17/14	(2)
Credit Suisse	NZD		455	USD		393	09/17/14	8
Credit Suisse	NZD		467	USD		390	09/17/14	(5)
Credit Suisse	NZD		504	USD		427	09/17/14	1
Credit Suisse	NZD		525	USD		445	09/17/14	—
Credit Suisse	NZD		529	USD		441	09/17/14	(6)
Credit Suisse	NZD		601	USD		516	09/17/14	8
Credit Suisse	NZD		764	USD		652	09/17/14	6
Credit Suisse	NZD		827	USD		716	09/17/14	17
Credit Suisse	NZD		989	USD		830	09/17/14	(7)
Credit Suisse	NZD		1,001	USD		864	09/17/14	18
Credit Suisse	NZD		1,284	USD		1,091	09/17/14	6
Credit Suisse	NZD		1,508	USD		1,283	09/17/14	8
Credit Suisse	PHP		423	USD		10	09/17/14	—
Credit Suisse	PHP		438	USD		10	09/17/14	—
Credit Suisse	PHP		439	USD		10	09/17/14	—
Credit Suisse	PLN		5	USD		2	09/17/14	—
Credit Suisse	PLN		5	USD		2	09/17/14	—
Credit Suisse	PLN		25	USD		8	09/17/14	—
Credit Suisse	PLN		70	USD		23	09/17/14	1
Credit Suisse	PLN		130	USD		42	09/17/14	1
Credit Suisse	PLN		225	USD		73	09/17/14	1
Credit Suisse	PLN		525	USD		171	09/17/14	4
Credit Suisse	PLN		555	USD		180	09/17/14	3
Credit Suisse	RUB		350	USD		10	09/17/14	—
Credit Suisse	RUB		500	USD		14	09/17/14	—
Credit Suisse	RUB		600	USD		17	09/17/14	—
Credit Suisse	RUB		750	USD		21	09/17/14	—
Credit Suisse	RUB		800	USD		23	09/17/14	—
Credit Suisse	RUB		850	USD		24	09/17/14	1
Credit Suisse	RUB		950	USD		27	09/17/14	—
Credit Suisse	RUB		1,050	USD		29	09/17/14	—
Credit Suisse	RUB		1,400	USD		39	09/17/14	—
Credit Suisse	RUB		2,850	USD		80	09/17/14	1
Credit Suisse	RUB		3,150	USD		89	09/17/14	2
Credit Suisse	SEK		24	USD		3	09/17/14	—
Credit Suisse	SEK		136	USD		20	09/17/14	—
Credit Suisse	SEK		161	USD		23	09/17/14	—
Credit Suisse	SEK		236	USD		35	09/17/14	1
Credit Suisse	SEK		635	USD		93	09/17/14	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 297

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	SEK	1,256	USD	186	09/17/14	4
Credit Suisse	SEK	1,287	USD	188	09/17/14	2
Credit Suisse	SEK	1,313	USD	195	09/17/14	4
Credit Suisse	SEK	1,617	USD	238	09/17/14	4
Credit Suisse	SEK	2,164	USD	325	09/17/14	12
Credit Suisse	SEK	3,117	USD	465	09/17/14	14
Credit Suisse	SEK	4,144	USD	605	09/17/14	4
Credit Suisse	SEK	4,432	USD	665	09/17/14	22
Credit Suisse	SEK	4,432	USD	667	09/17/14	23
Credit Suisse	SEK	4,465	USD	667	09/17/14	20
Credit Suisse	SEK	4,465	USD	668	09/17/14	21
Credit Suisse	SEK	4,465	USD	667	09/17/14	20
Credit Suisse	SEK	4,465	USD	669	09/17/14	22
Credit Suisse	SEK	4,471	USD	669	09/17/14	21
Credit Suisse	SEK	4,732	USD	706	09/17/14	21
Credit Suisse	SEK	5,595	USD	823	09/17/14	12
Credit Suisse	SEK	6,177	USD	922	09/17/14	26
Credit Suisse	SEK	6,190	USD	926	09/17/14	27
Credit Suisse	SEK	11,926	USD	1,786	09/17/14	56
Credit Suisse	SGD	5	USD	4	09/17/14	—
Credit Suisse	SGD	55	USD	44	09/17/14	—
Credit Suisse	SGD	60	USD	48	09/17/14	—
Credit Suisse	SGD	215	USD	172	09/17/14	(1)
Credit Suisse	TRY	15	USD	7	09/17/14	—
Credit Suisse	TRY	20	USD	9	09/17/14	—
Credit Suisse	TRY	20	USD	9	09/17/14	—
Credit Suisse	TRY	200	USD	91	09/17/14	(1)
Credit Suisse	TWD	650	USD	22	09/17/14	—
Credit Suisse	TWD	1,350	USD	45	09/17/14	—
Credit Suisse	TWD	1,550	USD	52	09/17/14	—
Credit Suisse	TWD	1,600	USD	54	09/17/14	—
Credit Suisse	TWD	1,950	USD	65	09/17/14	—
Credit Suisse	TWD	3,150	USD	105	09/17/14	—
Credit Suisse	TWD	3,450	USD	115	09/17/14	—
Credit Suisse	TWD	3,900	USD	131	09/17/14	—
Credit Suisse	TWD	6,193	USD	207	09/17/14	—
Credit Suisse	TWD	6,415	USD	214	09/17/14	—
Credit Suisse	TWD	6,796	USD	227	09/17/14	—
Credit Suisse	TWD	10,196	USD	340	09/17/14	—
Credit Suisse	ZAR	200	USD	18	09/17/14	—
Credit Suisse	ZAR	300	USD	28	09/17/14	—
Credit Suisse	ZAR	450	USD	41	09/17/14	(1)
Credit Suisse	ZAR	550	USD	50	09/17/14	(1)
Credit Suisse	ZAR	650	USD	60	09/17/14	—
Credit Suisse	ZAR	650	USD	59	09/17/14	(1)
Credit Suisse	ZAR	750	USD	69	09/17/14	(1)
Credit Suisse	ZAR	750	USD	69	09/17/14	—
Credit Suisse	ZAR	800	USD	74	09/17/14	—
Credit Suisse	ZAR	800	USD	74	09/17/14	—
Deutsche Bank	USD	109	CLP	61,601	08/25/14	(2)
Deutsche Bank	USD	226	CLP	127,667	08/25/14	(3)
Deutsche Bank	USD	955	EUR	701	08/05/14	(16)
Deutsche Bank	COP	462,878	USD	247	08/19/14	1
Deutsche Bank	EUR	4,126	USD	5,608	08/05/14	84
Deutsche Bank	NZD	1,869	USD	1,622	08/05/14	34
ED&F Man Capital Markets	USD	32,900	CNY	204,225	08/29/14	99
ED&F Man Capital Markets	USD	4,684	EUR	3,446	09/17/14	(69)

See accompanying notes which are an integral part of this quarterly report.
298 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
ED&F Man Capital Markets	USD	35,717	GBP	20,979	09/23/14	(313)
ED&F Man Capital Markets	USD	6,660	INR	406,402	09/17/14	(14)
ED&F Man Capital Markets	USD	6,660	NOK	41,450	09/17/14	(77)
ED&F Man Capital Markets	USD	10,885	PEN	30,552	08/12/14	11
ED&F Man Capital Markets	USD	2,331	TRY	4,933	09/17/14	(52)
ED&F Man Capital Markets	CZK	91,916	USD	4,555	09/17/14	106
ED&F Man Capital Markets	GBP	9,330	USD	15,930	09/17/14	184
ED&F Man Capital Markets	INR	403,933	USD	6,660	08/07/14	(9)
ED&F Man Capital Markets	MXN	81,115	USD	6,220	09/17/14	104
ED&F Man Capital Markets	NOK	401,619	EUR	48,027	09/17/14	531
ED&F Man Capital Markets	NZD	6,660	USD	5,623	09/17/14	(10)
ED&F Man Capital Markets	RUB	241,128	USD	6,660	09/17/14	(15)
ED&F Man Capital Markets	ZAR	16,284	USD	1,504	09/17/14	(4)
Federal Reserve Bank of Boston	USD	7,945	EUR	5,840	09/17/14	(124)
Federal Reserve Bank of Boston	USD	29,200	HUF	6,643,956	09/17/14	(905)
Federal Reserve Bank of Boston	USD	5,840	INR	349,725	08/07/14	(66)
Federal Reserve Bank of Boston	USD	5,840	MXN	76,323	09/17/14	(85)
Federal Reserve Bank of Boston	USD	17,198	NOK	103,522	09/17/14	(756)
Federal Reserve Bank of Boston	USD	6,200	RUB	214,115	08/04/14	(207)
Federal Reserve Bank of Boston	USD	30,216	TRY	66,091	09/17/14	317
Federal Reserve Bank of Boston	EUR	12,440	NOK	103,912	09/17/14	(156)
Federal Reserve Bank of Boston	EUR	8,760	USD	11,945	09/17/14	214
Federal Reserve Bank of Boston	EUR	113,111	USD	153,214	09/17/14	1,732
Federal Reserve Bank of Boston	GBP	12,426	EUR	15,550	09/17/14	(147)
Federal Reserve Bank of Boston	HUF	2,223,471	USD	9,752	09/17/14	283
Federal Reserve Bank of Boston	JPY	947,772	USD	9,300	09/17/14	84
Federal Reserve Bank of Boston	PLN	24,274	USD	7,942	09/17/14	185
Federal Reserve Bank of Boston	PLN	71,297	USD	23,360	09/17/14	574
Federal Reserve Bank of Boston	SEK	140,821	EUR	15,550	09/17/14	415
Federal Reserve Bank of Boston	TRY	79,300	USD	36,319	09/17/14	(317)
Goldman Sachs	USD	449	CLP	255,773	08/22/14	(2)
Goldman Sachs	USD	70	CLP	39,603	08/28/14	(1)
Goldman Sachs	USD	111	KRW	114,830	10/15/14	—
HSBC	USD	12,400	INR	743,124	08/07/14	(130)
HSBC	USD	112	KRW	115,853	10/15/14	—
HSBC	USD	246	TRY	527	08/14/14	(1)
HSBC	JPY	1,574,862	USD	15,500	09/17/14	186
HSBC	PLN	17,915	USD	5,840	09/17/14	115
HSBC	RON	25,877	EUR	5,840	09/17/14	11
HSBC	RON	12,640	USD	3,888	09/17/14	72
Jefferies	USD	16,450	CNY	102,104	08/29/14	48
Jefferies	USD	23,434	EUR	17,040	10/07/14	(612)
Jefferies	USD	54,154	MXN	710,120	09/17/14	(611)
Jefferies	NZD	14,617	USD	12,571	09/17/14	206
Jefferies	THB	120,135	USD	3,698	09/17/14	(36)
JPMorgan Chase	USD	889	BRL	2,016	08/04/14	(1)
JPMorgan Chase	USD	15,500	CNY	95,719	08/07/14	(2)
JPMorgan Chase	USD	52	EUR	39	08/04/14	—
JPMorgan Chase	USD	13	EUR	10	08/05/14	—
JPMorgan Chase	USD	15	EUR	11	08/05/14	—
JPMorgan Chase	USD	19	EUR	14	08/05/14	—
JPMorgan Chase	USD	35	EUR	25	08/05/14	(1)
JPMorgan Chase	USD	51	EUR	37	08/05/14	(1)
JPMorgan Chase	USD	62	EUR	46	08/05/14	(1)
JPMorgan Chase	USD	73	EUR	54	08/05/14	(1)
JPMorgan Chase	USD	138	EUR	102	08/05/14	(1)
JPMorgan Chase	USD	267	EUR	197	08/05/14	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 299

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	86	EUR	64	10/16/14	—
JPMorgan Chase	USD	164	EUR	122	10/16/14	(1)
JPMorgan Chase	USD	180	EUR	134	10/16/14	(1)
JPMorgan Chase	USD	450	JPY	45,666	08/08/14	(6)
JPMorgan Chase	USD	1,325	MXN	17,154	08/08/14	(29)
JPMorgan Chase	USD	3,110	RUB	109,626	09/17/14	(76)
JPMorgan Chase	AUD	750	NZD	816	08/07/14	(4)
JPMorgan Chase	BRL	2,016	USD	892	08/04/14	4
JPMorgan Chase	CNH	188,158	USD	30,800	02/09/15	713
JPMorgan Chase	EUR	12,987	TRY	36,722	08/04/14	(265)
JPMorgan Chase	EUR	6,660	USD	8,925	08/01/14	7
JPMorgan Chase	EUR	17	USD	23	08/05/14	1
JPMorgan Chase	EUR	27	USD	36	08/05/14	1
JPMorgan Chase	EUR	27	USD	36	08/05/14	1
JPMorgan Chase	EUR	27	USD	37	08/05/14	1
JPMorgan Chase	EUR	30	USD	41	08/05/14	—
JPMorgan Chase	EUR	49	USD	66	08/05/14	1
JPMorgan Chase	EUR	141	USD	192	08/05/14	3
JPMorgan Chase	EUR	143	USD	194	08/05/14	3
JPMorgan Chase	EUR	799	USD	1,089	08/05/14	19
JPMorgan Chase	EUR	39	USD	52	10/16/14	—
JPMorgan Chase	EUR	79	USD	106	10/16/14	1
JPMorgan Chase	EUR	85	USD	114	10/16/14	1
JPMorgan Chase	JPY	523,600	USD	5,157	08/05/14	66
JPMorgan Chase	JPY	97,312	USD	960	08/08/14	14
JPMorgan Chase	KRW	459,270	USD	447	08/18/14	1
JPMorgan Chase	MXN	13,917	USD	1,075	08/08/14	23
JPMorgan Chase	NZD	814	AUD	750	08/07/14	5
JPMorgan Chase	NZD	2	USD	2	08/07/14	—
Morgan Stanley	USD	6,660	CHF	6,051	08/04/14	(2)
Morgan Stanley	USD	6,660	INR	406,089	09/17/14	(19)
Morgan Stanley	CHF	6,049	USD	6,660	09/17/14	2
Morgan Stanley	INR	320,812	USD	5,293	08/07/14	(4)
Morgan Stanley	RUB	241,161	USD	6,660	09/18/14	(14)
Royal Bank of Scotland	USD	9	AUD	10	09/17/14	—
Royal Bank of Scotland	USD	12	AUD	13	09/17/14	—
Royal Bank of Scotland	USD	14	AUD	15	09/17/14	—
Royal Bank of Scotland	USD	62	AUD	67	09/17/14	—
Royal Bank of Scotland	USD	69	AUD	75	09/17/14	—
Royal Bank of Scotland	USD	71	AUD	77	09/17/14	—
Royal Bank of Scotland	USD	90	AUD	98	09/17/14	—
Royal Bank of Scotland	USD	108	AUD	116	09/17/14	(1)
Royal Bank of Scotland	USD	194	AUD	207	09/17/14	(2)
Royal Bank of Scotland	USD	197	AUD	211	09/17/14	(2)
Royal Bank of Scotland	USD	230	AUD	246	09/17/14	(2)
Royal Bank of Scotland	USD	275	AUD	296	09/17/14	(1)
Royal Bank of Scotland	USD	295	AUD	320	09/17/14	1
Royal Bank of Scotland	USD	306	AUD	329	09/17/14	(2)
Royal Bank of Scotland	USD	350	AUD	375	09/17/14	(3)
Royal Bank of Scotland	USD	378	AUD	405	09/17/14	(4)
Royal Bank of Scotland	USD	468	AUD	500	09/17/14	(5)
Royal Bank of Scotland	USD	578	AUD	627	09/17/14	3
Royal Bank of Scotland	USD	580	AUD	620	09/17/14	(5)
Royal Bank of Scotland	USD	643	AUD	687	09/17/14	(7)
Royal Bank of Scotland	USD	657	AUD	698	09/17/14	(10)
Royal Bank of Scotland	USD	708	AUD	757	09/17/14	(6)
Royal Bank of Scotland	USD	770	AUD	839	09/17/14	7

See accompanying notes which are an integral part of this quarterly report.
300 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Scotland	USD		807	AUD	858	09/17/14	(12)
Royal Bank of Scotland	USD		843	AUD	913	09/17/14	2
Royal Bank of Scotland	USD		879	AUD	938	09/17/14	(10)
Royal Bank of Scotland	USD		17	BRL	40	09/17/14	—
Royal Bank of Scotland	USD		20	BRL	45	09/17/14	—
Royal Bank of Scotland	USD		24	BRL	55	09/17/14	—
Royal Bank of Scotland	USD		27	BRL	60	09/17/14	—
Royal Bank of Scotland	USD		28	BRL	63	09/17/14	—
Royal Bank of Scotland	USD		29	BRL	65	09/17/14	(1)
Royal Bank of Scotland	USD		31	BRL	70	09/17/14	(1)
Royal Bank of Scotland	USD		39	BRL	91	09/17/14	—
Royal Bank of Scotland	USD		40	BRL	93	09/17/14	1
Royal Bank of Scotland	USD		51	BRL	115	09/17/14	(1)
Royal Bank of Scotland	USD		53	BRL	122	09/17/14	—
Royal Bank of Scotland	USD		53	BRL	125	09/17/14	1
Royal Bank of Scotland	USD		54	BRL	125	09/17/14	—
Royal Bank of Scotland	USD		58	BRL	130	09/17/14	(1)
Royal Bank of Scotland	USD		79	BRL	181	09/17/14	—
Royal Bank of Scotland	USD		80	BRL	186	09/17/14	1
Royal Bank of Scotland	USD		133	BRL	309	09/17/14	2
Royal Bank of Scotland	USD		2	CAD	2	09/17/14	—
Royal Bank of Scotland	USD		5	CAD	5	09/17/14	—
Royal Bank of Scotland	USD		15	CAD	16	09/17/14	—
Royal Bank of Scotland	USD		48	CAD	51	09/17/14	(1)
Royal Bank of Scotland	USD		59	CAD	65	09/17/14	—
Royal Bank of Scotland	USD		62	CAD	68	09/17/14	—
Royal Bank of Scotland	USD		74	CAD	79	09/17/14	(1)
Royal Bank of Scotland	USD		83	CAD	90	09/17/14	—
Royal Bank of Scotland	USD		95	CAD	103	09/17/14	(1)
Royal Bank of Scotland	USD		99	CAD	106	09/17/14	(2)
Royal Bank of Scotland	USD		123	CAD	133	09/17/14	(2)
Royal Bank of Scotland	USD		138	CAD	149	09/17/14	(2)
Royal Bank of Scotland	USD		149	CAD	159	09/17/14	(4)
Royal Bank of Scotland	USD		188	CAD	201	09/17/14	(4)
Royal Bank of Scotland	USD		213	CAD	228	09/17/14	(4)
Royal Bank of Scotland	USD		228	CAD	248	09/17/14	(1)
Royal Bank of Scotland	USD		256	CAD	275	09/17/14	(4)
Royal Bank of Scotland	USD		292	CAD	312	09/17/14	(6)
Royal Bank of Scotland	USD		293	CAD	315	09/17/14	(4)
Royal Bank of Scotland	USD		334	CAD	363	09/17/14	(1)
Royal Bank of Scotland	USD		462	CAD	503	09/17/14	(1)
Royal Bank of Scotland	USD		1	CHF	1	09/17/14	—
Royal Bank of Scotland	USD		96	CHF	86	09/17/14	(2)
Royal Bank of Scotland	USD		26	COP	50,000	09/17/14	—
Royal Bank of Scotland	USD		29	COP	55,000	09/17/14	—
Royal Bank of Scotland	USD		37	COP	71,870	09/17/14	1
Royal Bank of Scotland	USD		54	COP	103,130	09/17/14	1
Royal Bank of Scotland	USD		73	COP	140,000	09/17/14	1
Royal Bank of Scotland	USD		133	COP	250,000	09/17/14	—
Royal Bank of Scotland	USD		7	CZK	150	09/17/14	—
Royal Bank of Scotland	USD		55	CZK	1,100	09/17/14	(2)
Royal Bank of Scotland	USD		292	CZK	5,900	09/17/14	(6)
Royal Bank of Scotland	USD		7	EUR	5	09/17/14	—
Royal Bank of Scotland	USD		28	EUR	21	09/17/14	—
Royal Bank of Scotland	USD		43	EUR	32	09/17/14	(1)
Royal Bank of Scotland	USD		86	EUR	63	09/17/14	(1)
Royal Bank of Scotland	USD		118	EUR	88	09/17/14	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 301

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Scotland	USD		127	EUR	93	09/17/14	(2)
Royal Bank of Scotland	USD		179	EUR	132	09/17/14	(3)
Royal Bank of Scotland	USD		182	EUR	134	09/17/14	(3)
Royal Bank of Scotland	USD		235	EUR	173	09/17/14	(4)
Royal Bank of Scotland	USD		248	EUR	182	09/17/14	(4)
Royal Bank of Scotland	USD		337	EUR	246	09/17/14	(7)
Royal Bank of Scotland	USD		361	EUR	264	09/17/14	(7)
Royal Bank of Scotland	USD		388	EUR	285	09/17/14	(6)
Royal Bank of Scotland	USD		494	EUR	362	09/17/14	(10)
Royal Bank of Scotland	USD		522	EUR	390	09/17/14	—
Royal Bank of Scotland	USD		557	EUR	409	09/17/14	(9)
Royal Bank of Scotland	USD		617	EUR	454	09/17/14	(10)
Royal Bank of Scotland	USD		638	EUR	469	09/17/14	(9)
Royal Bank of Scotland	USD		664	EUR	488	09/17/14	(11)
Royal Bank of Scotland	USD		839	EUR	616	09/17/14	(14)
Royal Bank of Scotland	USD		13	GBP	8	09/17/14	—
Royal Bank of Scotland	USD		17	GBP	10	09/17/14	—
Royal Bank of Scotland	USD		26	GBP	15	09/17/14	—
Royal Bank of Scotland	USD		30	GBP	18	09/17/14	—
Royal Bank of Scotland	USD		32	GBP	19	09/17/14	—
Royal Bank of Scotland	USD		43	GBP	25	09/17/14	(1)
Royal Bank of Scotland	USD		55	GBP	32	09/17/14	(1)
Royal Bank of Scotland	USD		62	GBP	37	09/17/14	(1)
Royal Bank of Scotland	USD		67	GBP	39	09/17/14	(1)
Royal Bank of Scotland	USD		82	GBP	49	09/17/14	—
Royal Bank of Scotland	USD		83	GBP	49	09/17/14	(1)
Royal Bank of Scotland	USD		102	GBP	60	09/17/14	(1)
Royal Bank of Scotland	USD		103	GBP	61	09/17/14	(1)
Royal Bank of Scotland	USD		110	GBP	65	09/17/14	(1)
Royal Bank of Scotland	USD		136	GBP	80	09/17/14	(1)
Royal Bank of Scotland	USD		146	GBP	88	09/17/14	1
Royal Bank of Scotland	USD		157	GBP	93	09/17/14	(1)
Royal Bank of Scotland	USD		173	GBP	101	09/17/14	(2)
Royal Bank of Scotland	USD		197	GBP	118	09/17/14	1
Royal Bank of Scotland	USD		199	GBP	119	09/17/14	2
Royal Bank of Scotland	USD		299	GBP	175	09/17/14	(4)
Royal Bank of Scotland	USD		392	GBP	235	09/17/14	4
Royal Bank of Scotland	USD		429	GBP	257	09/17/14	4
Royal Bank of Scotland	USD		993	GBP	582	09/17/14	(10)
Royal Bank of Scotland	USD		1,817	GBP	1,081	09/17/14	8
Royal Bank of Scotland	USD		1,844	GBP	1,102	09/17/14	16
Royal Bank of Scotland	USD		1,845	GBP	1,102	09/17/14	15
Royal Bank of Scotland	USD		1,846	GBP	1,102	09/17/14	14
Royal Bank of Scotland	USD		9	HKD	67	09/17/14	—
Royal Bank of Scotland	USD		25	HKD	193	09/17/14	—
Royal Bank of Scotland	USD		26	HKD	202	09/17/14	—
Royal Bank of Scotland	USD		69	HKD	533	09/17/14	—
Royal Bank of Scotland	USD		13	HUF	3,000	09/17/14	—
Royal Bank of Scotland	USD		67	HUF	15,112	09/17/14	(3)
Royal Bank of Scotland	USD		76	HUF	16,830	09/17/14	(4)
Royal Bank of Scotland	USD		88	HUF	19,779	09/17/14	(4)
Royal Bank of Scotland	USD		89	HUF	19,779	09/17/14	(4)
Royal Bank of Scotland	USD		89	HUF	20,001	09/17/14	(4)
Royal Bank of Scotland	USD		157	HUF	35,000	09/17/14	(8)
Royal Bank of Scotland	USD		4	IDR	50,000	09/17/14	—
Royal Bank of Scotland	USD		21	IDR	250,000	09/17/14	—
Royal Bank of Scotland	USD		43	IDR	500,000	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
302 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Scotland	USD		43	IDR	500,000	09/17/14	—
Royal Bank of Scotland	USD		67	IDR	800,000	09/17/14	1
Royal Bank of Scotland	USD		3	ILS	10	09/17/14	—
Royal Bank of Scotland	USD		6	ILS	20	09/17/14	—
Royal Bank of Scotland	USD		7	ILS	25	09/17/14	—
Royal Bank of Scotland	USD		13	ILS	45	09/17/14	—
Royal Bank of Scotland	USD		16	ILS	55	09/17/14	—
Royal Bank of Scotland	USD		18	ILS	60	09/17/14	—
Royal Bank of Scotland	USD		19	ILS	65	09/17/14	—
Royal Bank of Scotland	USD		25	ILS	85	09/17/14	—
Royal Bank of Scotland	USD		26	ILS	90	09/17/14	—
Royal Bank of Scotland	USD		26	ILS	90	09/17/14	—
Royal Bank of Scotland	USD		42	ILS	145	09/17/14	—
Royal Bank of Scotland	USD		117	ILS	400	09/17/14	(1)
Royal Bank of Scotland	USD		119	ILS	411	09/17/14	1
Royal Bank of Scotland	USD		130	ILS	452	09/17/14	2
Royal Bank of Scotland	USD		131	ILS	452	09/17/14	1
Royal Bank of Scotland	USD		173	ILS	600	09/17/14	2
Royal Bank of Scotland	USD		8	INR	500	09/17/14	—
Royal Bank of Scotland	USD		8	INR	500	09/17/14	—
Royal Bank of Scotland	USD		8	INR	500	09/17/14	—
Royal Bank of Scotland	USD		8	INR	500	09/17/14	—
Royal Bank of Scotland	USD		8	INR	500	09/17/14	—
Royal Bank of Scotland	USD		17	INR	1,000	09/17/14	—
Royal Bank of Scotland	USD		25	INR	1,500	09/17/14	—
Royal Bank of Scotland	USD		25	INR	1,500	09/17/14	—
Royal Bank of Scotland	USD		33	INR	2,000	09/17/14	—
Royal Bank of Scotland	USD		33	INR	2,000	09/17/14	—
Royal Bank of Scotland	USD		50	INR	3,000	09/17/14	(1)
Royal Bank of Scotland	USD		50	INR	3,000	09/17/14	(1)
Royal Bank of Scotland	USD		58	INR	3,500	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,889	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,902	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,860	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,884	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,891	09/17/14	(1)
Royal Bank of Scotland	USD		65	INR	3,921	09/17/14	(1)
Royal Bank of Scotland	USD		86	INR	5,172	09/17/14	(2)
Royal Bank of Scotland	USD		86	INR	5,180	09/17/14	(1)
Royal Bank of Scotland	USD		107	INR	6,452	09/17/14	(2)
Royal Bank of Scotland	USD		124	INR	7,500	09/17/14	(1)
Royal Bank of Scotland	USD		—	JPY	35	09/17/14	—
Royal Bank of Scotland	USD		9	JPY	936	09/17/14	—
Royal Bank of Scotland	USD		22	JPY	2,184	09/17/14	—
Royal Bank of Scotland	USD		128	JPY	13,067	09/17/14	(1)
Royal Bank of Scotland	USD		145	JPY	14,690	09/17/14	(2)
Royal Bank of Scotland	USD		152	JPY	15,407	09/17/14	(2)
Royal Bank of Scotland	USD		161	JPY	16,376	09/17/14	(2)
Royal Bank of Scotland	USD		189	JPY	19,325	09/17/14	(1)
Royal Bank of Scotland	USD		202	JPY	20,557	09/17/14	(2)
Royal Bank of Scotland	USD		332	JPY	33,803	09/17/14	(3)
Royal Bank of Scotland	USD		339	JPY	34,570	09/17/14	(3)
Royal Bank of Scotland	USD		409	JPY	41,499	09/17/14	(6)
Royal Bank of Scotland	USD		410	JPY	41,515	09/17/14	(6)
Royal Bank of Scotland	USD		422	JPY	42,899	09/17/14	(5)
Royal Bank of Scotland	USD		462	JPY	46,858	09/17/14	(6)
Royal Bank of Scotland	USD		493	JPY	50,252	09/17/14	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 303

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Scotland	USD		567	JPY	57,838	09/17/14	(5)
Royal Bank of Scotland	USD		607	JPY	61,533	09/17/14	(9)
Royal Bank of Scotland	USD		628	JPY	63,577	09/17/14	(10)
Royal Bank of Scotland	USD		943	JPY	95,837	09/17/14	(11)
Royal Bank of Scotland	USD		1,419	JPY	144,671	09/17/14	(13)
Royal Bank of Scotland	USD		1,480	JPY	150,178	09/17/14	(20)
Royal Bank of Scotland	USD		10	KRW	10,000	09/17/14	—
Royal Bank of Scotland	USD		20	KRW	20,000	09/17/14	—
Royal Bank of Scotland	USD		40	KRW	40,000	09/17/14	(1)
Royal Bank of Scotland	USD		40	KRW	40,000	09/17/14	(1)
Royal Bank of Scotland	USD		209	KRW	215,000	09/17/14	—
Royal Bank of Scotland	USD		222	KRW	227,417	09/17/14	(2)
Royal Bank of Scotland	USD		238	KRW	245,514	09/17/14	—
Royal Bank of Scotland	USD		238	KRW	245,394	09/17/14	—
Royal Bank of Scotland	USD		238	KRW	245,059	09/17/14	—
Royal Bank of Scotland	USD		238	KRW	243,671	09/17/14	(2)
Royal Bank of Scotland	USD		238	KRW	243,407	09/17/14	(2)
Royal Bank of Scotland	USD		381	KRW	389,538	09/17/14	(3)
Royal Bank of Scotland	USD		4	MXN	50	09/17/14	—
Royal Bank of Scotland	USD		4	MXN	50	09/17/14	—
Royal Bank of Scotland	USD		4	MXN	50	09/17/14	—
Royal Bank of Scotland	USD		15	MXN	200	09/17/14	—
Royal Bank of Scotland	USD		15	MXN	200	09/17/14	—
Royal Bank of Scotland	USD		19	MXN	250	09/17/14	—
Royal Bank of Scotland	USD		27	MXN	350	09/17/14	(1)
Royal Bank of Scotland	USD		31	MXN	400	09/17/14	(1)
Royal Bank of Scotland	USD		34	MXN	450	09/17/14	—
Royal Bank of Scotland	USD		39	MXN	500	09/17/14	(1)
Royal Bank of Scotland	USD		42	MXN	550	09/17/14	(1)
Royal Bank of Scotland	USD		61	MXN	800	09/17/14	(1)
Royal Bank of Scotland	USD		81	MXN	1,050	09/17/14	(1)
Royal Bank of Scotland	USD		102	MXN	1,337	09/17/14	(2)
Royal Bank of Scotland	USD		127	MXN	1,650	09/17/14	(3)
Royal Bank of Scotland	USD		258	MXN	3,363	09/17/14	(5)
Royal Bank of Scotland	USD		2	MYR	5	09/17/14	—
Royal Bank of Scotland	USD		3	MYR	10	09/17/14	—
Royal Bank of Scotland	USD		5	MYR	15	09/17/14	—
Royal Bank of Scotland	USD		6	MYR	20	09/17/14	—
Royal Bank of Scotland	USD		8	MYR	25	09/17/14	—
Royal Bank of Scotland	USD		8	MYR	25	09/17/14	—
Royal Bank of Scotland	USD		11	MYR	35	09/17/14	—
Royal Bank of Scotland	USD		11	MYR	35	09/17/14	—
Royal Bank of Scotland	USD		11	MYR	35	09/17/14	—
Royal Bank of Scotland	USD		19	MYR	60	09/17/14	—
Royal Bank of Scotland	USD		23	MYR	75	09/17/14	—
Royal Bank of Scotland	USD		27	MYR	85	09/17/14	—
Royal Bank of Scotland	USD		30	MYR	95	09/17/14	—
Royal Bank of Scotland	USD		31	MYR	100	09/17/14	—
Royal Bank of Scotland	USD		38	MYR	120	09/17/14	—
Royal Bank of Scotland	USD		39	MYR	125	09/17/14	—
Royal Bank of Scotland	USD		40	MYR	130	09/17/14	—
Royal Bank of Scotland	USD		42	MYR	135	09/17/14	—
Royal Bank of Scotland	USD		45	MYR	145	09/17/14	—
Royal Bank of Scotland	USD		45	MYR	145	09/17/14	—
Royal Bank of Scotland	USD		61	MYR	195	09/17/14	—
Royal Bank of Scotland	USD		134	MYR	430	09/17/14	—
Royal Bank of Scotland	USD		21	NOK	130	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
304 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	USD		28	NOK		172	09/17/14	—
Royal Bank of Scotland	USD		139	NOK		865	09/17/14	(1)
Royal Bank of Scotland	USD		155	NOK		934	09/17/14	(6)
Royal Bank of Scotland	USD		191	NOK		1,147	09/17/14	(8)
Royal Bank of Scotland	USD		309	NOK		1,860	09/17/14	(14)
Royal Bank of Scotland	USD		515	NOK		3,100	09/17/14	(22)
Royal Bank of Scotland	USD		941	NOK		5,850	09/17/14	(12)
Royal Bank of Scotland	USD		23	NZD		27	09/17/14	—
Royal Bank of Scotland	USD		63	NZD		72	09/17/14	(2)
Royal Bank of Scotland	USD		79	NZD		92	09/17/14	(1)
Royal Bank of Scotland	USD		127	NZD		147	09/17/14	(3)
Royal Bank of Scotland	USD		241	NZD		277	09/17/14	(7)
Royal Bank of Scotland	USD		331	NZD		378	09/17/14	(11)
Royal Bank of Scotland	USD		333	NZD		384	09/17/14	(8)
Royal Bank of Scotland	USD		342	NZD		407	09/17/14	2
Royal Bank of Scotland	USD		367	NZD		422	09/17/14	(10)
Royal Bank of Scotland	USD		382	NZD		437	09/17/14	(13)
Royal Bank of Scotland	USD		444	NZD		506	09/17/14	(15)
Royal Bank of Scotland	USD		475	NZD		546	09/17/14	(13)
Royal Bank of Scotland	USD		535	NZD		625	09/17/14	(7)
Royal Bank of Scotland	USD		550	NZD		628	09/17/14	(19)
Royal Bank of Scotland	USD		636	NZD		729	09/17/14	(20)
Royal Bank of Scotland	USD		682	NZD		793	09/17/14	(12)
Royal Bank of Scotland	USD		710	NZD		839	09/17/14	—
Royal Bank of Scotland	USD		946	NZD		1,121	09/17/14	2
Royal Bank of Scotland	USD		946	NZD		1,123	09/17/14	4
Royal Bank of Scotland	USD		961	NZD		1,153	09/17/14	14
Royal Bank of Scotland	USD		961	NZD		1,148	09/17/14	10
Royal Bank of Scotland	USD		986	NZD		1,181	09/17/14	13
Royal Bank of Scotland	USD		986	NZD		1,172	09/17/14	5
Royal Bank of Scotland	USD		1,583	NZD		1,811	09/17/14	(52)
Royal Bank of Scotland	USD		1	PHP		50	09/17/14	—
Royal Bank of Scotland	USD		6	PHP		250	09/17/14	—
Royal Bank of Scotland	USD		6	PHP		250	09/17/14	—
Royal Bank of Scotland	USD		6	PHP		250	09/17/14	—
Royal Bank of Scotland	USD		6	PHP		250	09/17/14	—
Royal Bank of Scotland	USD		12	PHP		500	09/17/14	—
Royal Bank of Scotland	USD		15	PHP		650	09/17/14	—
Royal Bank of Scotland	USD		28	PHP		1,200	09/17/14	—
Royal Bank of Scotland	USD		33	PHP		1,450	09/17/14	—
Royal Bank of Scotland	USD		60	PHP		2,600	09/17/14	—
Royal Bank of Scotland	USD		108	PHP		4,700	09/17/14	—
Royal Bank of Scotland	USD		5	PLN		15	09/17/14	—
Royal Bank of Scotland	USD		10	PLN		30	09/17/14	—
Royal Bank of Scotland	USD		15	PLN		45	09/17/14	—
Royal Bank of Scotland	USD		26	PLN		80	09/17/14	(1)
Royal Bank of Scotland	USD		29	PLN		90	09/17/14	(1)
Royal Bank of Scotland	USD		38	PLN		115	09/17/14	(1)
Royal Bank of Scotland	USD		64	PLN		195	09/17/14	(1)
Royal Bank of Scotland	USD		64	PLN		195	09/17/14	(2)
Royal Bank of Scotland	USD		66	PLN		200	09/17/14	(2)
Royal Bank of Scotland	USD		83	PLN		255	09/17/14	(2)
Royal Bank of Scotland	USD		128	PLN		386	09/17/14	(4)
Royal Bank of Scotland	USD		128	PLN		391	09/17/14	(3)
Royal Bank of Scotland	USD		133	PLN		405	09/17/14	(4)
Royal Bank of Scotland	USD		170	PLN		515	09/17/14	(5)
Royal Bank of Scotland	USD		171	PLN		524	09/17/14	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 305

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	USD		171	PLN		524	09/17/14	(4)
Royal Bank of Scotland	USD		187	PLN		575	09/17/14	(3)
Royal Bank of Scotland	USD		4	RUB		150	09/17/14	—
Royal Bank of Scotland	USD		6	RUB		200	09/17/14	—
Royal Bank of Scotland	USD		7	RUB		250	09/17/14	—
Royal Bank of Scotland	USD		9	RUB		300	09/17/14	—
Royal Bank of Scotland	USD		16	RUB		550	09/17/14	(1)
Royal Bank of Scotland	USD		18	RUB		650	09/17/14	—
Royal Bank of Scotland	USD		19	RUB		700	09/17/14	—
Royal Bank of Scotland	USD		27	RUB		950	09/17/14	(1)
Royal Bank of Scotland	USD		28	RUB		950	09/17/14	(1)
Royal Bank of Scotland	USD		29	RUB		1,000	09/17/14	(1)
Royal Bank of Scotland	USD		32	RUB		1,100	09/17/14	(1)
Royal Bank of Scotland	USD		32	RUB		1,138	09/17/14	—
Royal Bank of Scotland	USD		33	RUB		1,150	09/17/14	(2)
Royal Bank of Scotland	USD		36	RUB		1,250	09/17/14	(1)
Royal Bank of Scotland	USD		36	RUB		1,300	09/17/14	—
Royal Bank of Scotland	USD		42	RUB		1,450	09/17/14	(1)
Royal Bank of Scotland	USD		48	RUB		1,691	09/17/14	(1)
Royal Bank of Scotland	USD		48	RUB		1,695	09/17/14	(1)
Royal Bank of Scotland	USD		52	RUB		1,800	09/17/14	(2)
Royal Bank of Scotland	USD		63	RUB		2,200	09/17/14	(2)
Royal Bank of Scotland	USD		65	RUB		2,325	09/17/14	(1)
Royal Bank of Scotland	USD		110	RUB		3,900	09/17/14	(2)
Royal Bank of Scotland	USD		68	SEK		456	09/17/14	(2)
Royal Bank of Scotland	USD		113	SEK		751	09/17/14	(4)
Royal Bank of Scotland	USD		187	SEK		1,242	09/17/14	(7)
Royal Bank of Scotland	USD		215	SEK		1,463	09/17/14	(3)
Royal Bank of Scotland	USD		383	SEK		2,619	09/17/14	(3)
Royal Bank of Scotland	USD		392	SEK		2,600	09/17/14	(15)
Royal Bank of Scotland	USD		425	SEK		2,835	09/17/14	(14)
Royal Bank of Scotland	USD		2,830	SEK		18,785	09/17/14	(108)
Royal Bank of Scotland	USD		4	SGD		5	09/17/14	—
Royal Bank of Scotland	USD		8	SGD		10	09/17/14	—
Royal Bank of Scotland	USD		8	SGD		10	09/17/14	—
Royal Bank of Scotland	USD		12	SGD		15	09/17/14	—
Royal Bank of Scotland	USD		16	SGD		20	09/17/14	—
Royal Bank of Scotland	USD		20	SGD		25	09/17/14	—
Royal Bank of Scotland	USD		20	SGD		25	09/17/14	—
Royal Bank of Scotland	USD		24	SGD		30	09/17/14	—
Royal Bank of Scotland	USD		24	SGD		30	09/17/14	—
Royal Bank of Scotland	USD		28	SGD		35	09/17/14	—
Royal Bank of Scotland	USD		28	SGD		35	09/17/14	—
Royal Bank of Scotland	USD		28	SGD		35	09/17/14	—
Royal Bank of Scotland	USD		32	SGD		40	09/17/14	—
Royal Bank of Scotland	USD		36	SGD		45	09/17/14	—
Royal Bank of Scotland	USD		40	SGD		50	09/17/14	—
Royal Bank of Scotland	USD		40	SGD		50	09/17/14	—
Royal Bank of Scotland	USD		44	SGD		55	09/17/14	—
Royal Bank of Scotland	USD		44	SGD		55	09/17/14	—
Royal Bank of Scotland	USD		52	SGD		65	09/17/14	—
Royal Bank of Scotland	USD		73	SGD		90	09/17/14	—
Royal Bank of Scotland	USD		94	SGD		119	09/17/14	1
Royal Bank of Scotland	USD		95	SGD		120	09/17/14	1
Royal Bank of Scotland	USD		95	SGD		120	09/17/14	1
Royal Bank of Scotland	USD		164	SGD		205	09/17/14	—
Royal Bank of Scotland	USD		188	SGD		235	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
306 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	USD		189	SGD		237	09/17/14	1
Royal Bank of Scotland	USD		208	SGD		260	09/17/14	1
Royal Bank of Scotland	USD		258	SGD		320	09/17/14	(1)
Royal Bank of Scotland	USD		5	TRY		10	09/17/14	—
Royal Bank of Scotland	USD		13	TRY		28	09/17/14	—
Royal Bank of Scotland	USD		14	TRY		30	09/17/14	—
Royal Bank of Scotland	USD		18	TRY		38	09/17/14	—
Royal Bank of Scotland	USD		18	TRY		37	09/17/14	—
Royal Bank of Scotland	USD		21	TRY		45	09/17/14	—
Royal Bank of Scotland	USD		21	TRY		45	09/17/14	—
Royal Bank of Scotland	USD		22	TRY		46	09/17/14	—
Royal Bank of Scotland	USD		22	TRY		47	09/17/14	—
Royal Bank of Scotland	USD		23	TRY		50	09/17/14	—
Royal Bank of Scotland	USD		28	TRY		60	09/17/14	—
Royal Bank of Scotland	USD		33	TRY		70	09/17/14	(1)
Royal Bank of Scotland	USD		35	TRY		75	09/17/14	—
Royal Bank of Scotland	USD		35	TRY		75	09/17/14	(1)
Royal Bank of Scotland	USD		43	TRY		94	09/17/14	—
Royal Bank of Scotland	USD		47	TRY		100	09/17/14	—
Royal Bank of Scotland	USD		51	TRY		110	09/17/14	—
Royal Bank of Scotland	USD		79	TRY		170	09/17/14	(1)
Royal Bank of Scotland	USD		2	TWD		50	09/17/14	—
Royal Bank of Scotland	USD		3	TWD		100	09/17/14	—
Royal Bank of Scotland	USD		5	TWD		150	09/17/14	—
Royal Bank of Scotland	USD		12	TWD		350	09/17/14	—
Royal Bank of Scotland	USD		17	TWD		500	09/17/14	—
Royal Bank of Scotland	USD		23	TWD		700	09/17/14	—
Royal Bank of Scotland	USD		35	TWD		1,050	09/17/14	—
Royal Bank of Scotland	USD		42	TWD		1,250	09/17/14	—
Royal Bank of Scotland	USD		43	TWD		1,300	09/17/14	—
Royal Bank of Scotland	USD		45	TWD		1,350	09/17/14	—
Royal Bank of Scotland	USD		53	TWD		1,600	09/17/14	—
Royal Bank of Scotland	USD		64	TWD		1,900	09/17/14	—
Royal Bank of Scotland	USD		68	TWD		2,050	09/17/14	—
Royal Bank of Scotland	USD		87	TWD		2,600	09/17/14	—
Royal Bank of Scotland	USD		130	TWD		3,900	09/17/14	—
Royal Bank of Scotland	USD		137	TWD		4,100	09/17/14	—
Royal Bank of Scotland	USD		145	TWD		4,350	09/17/14	—
Royal Bank of Scotland	USD		169	TWD		5,050	09/17/14	—
Royal Bank of Scotland	USD		5	ZAR		50	09/17/14	—
Royal Bank of Scotland	USD		9	ZAR		100	09/17/14	—
Royal Bank of Scotland	USD		9	ZAR		100	09/17/14	—
Royal Bank of Scotland	USD		19	ZAR		200	09/17/14	—
Royal Bank of Scotland	USD		19	ZAR		200	09/17/14	—
Royal Bank of Scotland	USD		28	ZAR		300	09/17/14	—
Royal Bank of Scotland	USD		37	ZAR		398	09/17/14	—
Royal Bank of Scotland	USD		38	ZAR		400	09/17/14	(1)
Royal Bank of Scotland	USD		54	ZAR		595	09/17/14	1
Royal Bank of Scotland	USD		61	ZAR		650	09/17/14	(1)
Royal Bank of Scotland	USD		65	ZAR		700	09/17/14	—
Royal Bank of Scotland	USD		71	ZAR		750	09/17/14	(1)
Royal Bank of Scotland	USD		72	ZAR		778	09/17/14	—
Royal Bank of Scotland	USD		72	ZAR		778	09/17/14	—
Royal Bank of Scotland	USD		113	ZAR		1,200	09/17/14	(2)
Royal Bank of Scotland	AUD		22	USD		21	09/17/14	—
Royal Bank of Scotland	AUD		55	USD		51	09/17/14	—
Royal Bank of Scotland	AUD		87	USD		81	09/17/14	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 307

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	AUD		114	USD		105	09/17/14	(1)
Royal Bank of Scotland	AUD		127	USD		118	09/17/14	1
Royal Bank of Scotland	AUD		159	USD		150	09/17/14	2
Royal Bank of Scotland	AUD		171	USD		158	09/17/14	(1)
Royal Bank of Scotland	AUD		200	USD		187	09/17/14	2
Royal Bank of Scotland	AUD		230	USD		215	09/17/14	2
Royal Bank of Scotland	AUD		277	USD		259	09/17/14	3
Royal Bank of Scotland	AUD		342	USD		320	09/17/14	4
Royal Bank of Scotland	AUD		392	USD		364	09/17/14	1
Royal Bank of Scotland	AUD		406	USD		374	09/17/14	(3)
Royal Bank of Scotland	AUD		410	USD		383	09/17/14	4
Royal Bank of Scotland	AUD		1,154	USD		1,079	09/17/14	10
Royal Bank of Scotland	BRL		15	USD		7	09/17/14	—
Royal Bank of Scotland	BRL		120	USD		52	09/17/14	—
Royal Bank of Scotland	CAD		14	USD		13	09/17/14	—
Royal Bank of Scotland	CAD		14	USD		13	09/17/14	—
Royal Bank of Scotland	CAD		109	USD		101	09/17/14	1
Royal Bank of Scotland	CAD		139	USD		129	09/17/14	2
Royal Bank of Scotland	CAD		152	USD		141	09/17/14	2
Royal Bank of Scotland	CAD		168	USD		153	09/17/14	—
Royal Bank of Scotland	CAD		201	USD		183	09/17/14	(1)
Royal Bank of Scotland	CAD		225	USD		209	09/17/14	3
Royal Bank of Scotland	CAD		423	USD		386	09/17/14	(1)
Royal Bank of Scotland	CAD		511	USD		470	09/17/14	2
Royal Bank of Scotland	CAD		522	USD		482	09/17/14	4
Royal Bank of Scotland	CAD		569	USD		521	09/17/14	—
Royal Bank of Scotland	CAD		738	USD		675	09/17/14	(1)
Royal Bank of Scotland	CHF		1	USD		1	09/17/14	—
Royal Bank of Scotland	CHF		1	USD		1	09/17/14	—
Royal Bank of Scotland	CHF		1	USD		1	09/17/14	—
Royal Bank of Scotland	CHF		2	USD		2	09/17/14	—
Royal Bank of Scotland	CHF		10	USD		11	09/17/14	—
Royal Bank of Scotland	CHF		10	USD		11	09/17/14	—
Royal Bank of Scotland	CHF		10	USD		11	09/17/14	—
Royal Bank of Scotland	CHF		17	USD		19	09/17/14	—
Royal Bank of Scotland	CLP		6,699	USD		12	09/17/14	—
Royal Bank of Scotland	CLP		6,699	USD		12	09/17/14	—
Royal Bank of Scotland	CLP		6,699	USD		12	09/17/14	—
Royal Bank of Scotland	CLP		10,049	USD		18	09/17/14	1
Royal Bank of Scotland	CLP		10,956	USD		20	09/17/14	1
Royal Bank of Scotland	CLP		13,398	USD		24	09/17/14	1
Royal Bank of Scotland	CZK		150	USD		7	09/17/14	—
Royal Bank of Scotland	CZK		150	USD		7	09/17/14	—
Royal Bank of Scotland	CZK		250	USD		12	09/17/14	—
Royal Bank of Scotland	CZK		2,850	USD		141	09/17/14	3
Royal Bank of Scotland	CZK		9,700	USD		482	09/17/14	12
Royal Bank of Scotland	EUR		3	USD		4	09/17/14	—
Royal Bank of Scotland	EUR		35	USD		48	09/17/14	1
Royal Bank of Scotland	EUR		44	USD		59	09/17/14	1
Royal Bank of Scotland	EUR		50	USD		68	09/17/14	1
Royal Bank of Scotland	EUR		50	USD		68	09/17/14	1
Royal Bank of Scotland	EUR		55	USD		75	09/17/14	1
Royal Bank of Scotland	EUR		70	USD		95	09/17/14	2
Royal Bank of Scotland	EUR		103	USD		140	09/17/14	2
Royal Bank of Scotland	EUR		108	USD		147	09/17/14	3
Royal Bank of Scotland	EUR		108	USD		146	09/17/14	1
Royal Bank of Scotland	EUR		116	USD		158	09/17/14	3

See accompanying notes which are an integral part of this quarterly report.
308 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	EUR		162	USD		220	09/17/14	4
Royal Bank of Scotland	EUR		168	USD		227	09/17/14	2
Royal Bank of Scotland	EUR		169	USD		229	09/17/14	3
Royal Bank of Scotland	EUR		171	USD		231	09/17/14	2
Royal Bank of Scotland	EUR		218	USD		297	09/17/14	5
Royal Bank of Scotland	EUR		238	USD		323	09/17/14	5
Royal Bank of Scotland	EUR		247	USD		336	09/17/14	5
Royal Bank of Scotland	EUR		291	USD		394	09/17/14	4
Royal Bank of Scotland	EUR		291	USD		395	09/17/14	5
Royal Bank of Scotland	EUR		291	USD		397	09/17/14	6
Royal Bank of Scotland	EUR		291	USD		397	09/17/14	7
Royal Bank of Scotland	EUR		329	USD		447	09/17/14	6
Royal Bank of Scotland	EUR		361	USD		490	09/17/14	6
Royal Bank of Scotland	EUR		410	USD		554	09/17/14	6
Royal Bank of Scotland	EUR		433	USD		582	09/17/14	2
Royal Bank of Scotland	EUR		444	USD		599	09/17/14	5
Royal Bank of Scotland	EUR		458	USD		619	09/17/14	6
Royal Bank of Scotland	EUR		521	USD		705	09/17/14	7
Royal Bank of Scotland	EUR		584	USD		785	09/17/14	3
Royal Bank of Scotland	EUR		602	USD		818	09/17/14	12
Royal Bank of Scotland	EUR		744	USD		1,001	09/17/14	5
Royal Bank of Scotland	EUR		1,024	USD		1,379	09/17/14	8
Royal Bank of Scotland	EUR		1,804	USD		2,444	09/17/14	26
Royal Bank of Scotland	GBP		5	USD		8	09/17/14	—
Royal Bank of Scotland	GBP		35	USD		60	09/17/14	1
Royal Bank of Scotland	GBP		43	USD		73	09/17/14	—
Royal Bank of Scotland	GBP		51	USD		84	09/17/14	(1)
Royal Bank of Scotland	GBP		68	USD		116	09/17/14	2
Royal Bank of Scotland	GBP		72	USD		122	09/17/14	1
Royal Bank of Scotland	GBP		99	USD		167	09/17/14	1
Royal Bank of Scotland	GBP		106	USD		178	09/17/14	(1)
Royal Bank of Scotland	GBP		108	USD		184	09/17/14	2
Royal Bank of Scotland	GBP		109	USD		185	09/17/14	2
Royal Bank of Scotland	GBP		109	USD		187	09/17/14	2
Royal Bank of Scotland	GBP		110	USD		184	09/17/14	(2)
Royal Bank of Scotland	GBP		143	USD		243	09/17/14	3
Royal Bank of Scotland	GBP		150	USD		257	09/17/14	4
Royal Bank of Scotland	GBP		166	USD		280	09/17/14	—
Royal Bank of Scotland	GBP		222	USD		377	09/17/14	3
Royal Bank of Scotland	GBP		246	USD		419	09/17/14	5
Royal Bank of Scotland	GBP		333	USD		565	09/17/14	3
Royal Bank of Scotland	GBP		705	USD		1,194	09/17/14	4
Royal Bank of Scotland	GBP		829	USD		1,406	09/17/14	7
Royal Bank of Scotland	HKD		533	USD		69	08/01/14	—
Royal Bank of Scotland	HKD		560	USD		72	09/17/14	—
Royal Bank of Scotland	HUF		500	USD		2	09/17/14	—
Royal Bank of Scotland	HUF		2,000	USD		9	09/17/14	—
Royal Bank of Scotland	HUF		2,500	USD		11	09/17/14	—
Royal Bank of Scotland	HUF		9,500	USD		42	09/17/14	1
Royal Bank of Scotland	HUF		10,000	USD		44	09/17/14	1
Royal Bank of Scotland	HUF		12,000	USD		53	09/17/14	2
Royal Bank of Scotland	HUF		12,500	USD		54	09/17/14	1
Royal Bank of Scotland	HUF		13,000	USD		57	09/17/14	2
Royal Bank of Scotland	HUF		14,000	USD		61	09/17/14	2
Royal Bank of Scotland	HUF		18,000	USD		79	09/17/14	2
Royal Bank of Scotland	HUF		35,000	USD		153	09/17/14	4
Royal Bank of Scotland	HUF		41,500	USD		182	09/17/14	6

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 309

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Royal Bank of Scotland	IDR	39,015	USD		3	09/17/14	—
Royal Bank of Scotland	IDR	60,985	USD		5	09/17/14	—
Royal Bank of Scotland	IDR	300,000	USD		25	09/17/14	(1)
Royal Bank of Scotland	IDR	400,000	USD		33	09/17/14	(1)
Royal Bank of Scotland	IDR	600,000	USD		50	09/17/14	(2)
Royal Bank of Scotland	IDR	650,000	USD		54	09/17/14	(1)
Royal Bank of Scotland	IDR	750,000	USD		62	09/17/14	(2)
Royal Bank of Scotland	IDR	800,000	USD		66	09/17/14	(2)
Royal Bank of Scotland	ILS	10	USD		3	09/17/14	—
Royal Bank of Scotland	ILS	15	USD		4	09/17/14	—
Royal Bank of Scotland	ILS	25	USD		7	09/17/14	—
Royal Bank of Scotland	ILS	30	USD		9	09/17/14	—
Royal Bank of Scotland	ILS	40	USD		12	09/17/14	—
Royal Bank of Scotland	ILS	65	USD		19	09/17/14	—
Royal Bank of Scotland	ILS	130	USD		38	09/17/14	—
Royal Bank of Scotland	ILS	230	USD		67	09/17/14	(1)
Royal Bank of Scotland	INR	500	USD		8	09/17/14	—
Royal Bank of Scotland	INR	500	USD		8	09/17/14	—
Royal Bank of Scotland	INR	2,000	USD		33	09/17/14	—
Royal Bank of Scotland	INR	2,000	USD		33	09/17/14	—
Royal Bank of Scotland	INR	2,000	USD		33	09/17/14	—
Royal Bank of Scotland	INR	2,000	USD		33	09/17/14	—
Royal Bank of Scotland	INR	2,000	USD		33	09/17/14	—
Royal Bank of Scotland	INR	4,500	USD		74	09/17/14	—
Royal Bank of Scotland	INR	5,500	USD		91	09/17/14	1
Royal Bank of Scotland	INR	8,000	USD		131	09/17/14	—
Royal Bank of Scotland	INR	18,500	USD		302	09/17/14	—
Royal Bank of Scotland	JPY	500	USD		5	09/17/14	—
Royal Bank of Scotland	JPY	2,794	USD		28	09/17/14	—
Royal Bank of Scotland	JPY	5,000	USD		49	09/17/14	—
Royal Bank of Scotland	JPY	14,000	USD		137	09/17/14	1
Royal Bank of Scotland	JPY	17,183	USD		169	09/17/14	2
Royal Bank of Scotland	JPY	17,590	USD		173	09/17/14	2
Royal Bank of Scotland	JPY	24,864	USD		245	09/17/14	3
Royal Bank of Scotland	JPY	30,946	USD		301	09/17/14	—
Royal Bank of Scotland	JPY	31,560	USD		309	09/17/14	2
Royal Bank of Scotland	JPY	36,509	USD		359	09/17/14	4
Royal Bank of Scotland	JPY	46,696	USD		457	09/17/14	3
Royal Bank of Scotland	JPY	53,205	USD		523	09/17/14	6
Royal Bank of Scotland	JPY	73,696	USD		719	09/17/14	2
Royal Bank of Scotland	JPY	78,277	USD		771	09/17/14	10
Royal Bank of Scotland	JPY	105,702	USD		1,032	09/17/14	4
Royal Bank of Scotland	JPY	108,161	USD		1,055	09/17/14	3
Royal Bank of Scotland	JPY	112,259	USD		1,097	09/17/14	6
Royal Bank of Scotland	JPY	127,856	USD		1,248	09/17/14	4
Royal Bank of Scotland	JPY	145,065	USD		1,418	09/17/14	7
Royal Bank of Scotland	JPY	192,753	USD		1,890	09/17/14	16
Royal Bank of Scotland	JPY	194,081	USD		1,890	09/17/14	3
Royal Bank of Scotland	KRW	10,000	USD		10	09/17/14	—
Royal Bank of Scotland	KRW	15,000	USD		15	09/17/14	—
Royal Bank of Scotland	KRW	40,000	USD		39	09/17/14	—
Royal Bank of Scotland	KRW	50,000	USD		49	09/17/14	1
Royal Bank of Scotland	KRW	65,000	USD		63	09/17/14	—
Royal Bank of Scotland	KRW	80,000	USD		78	09/17/14	—
Royal Bank of Scotland	KRW	90,000	USD		87	09/17/14	—
Royal Bank of Scotland	KRW	100,000	USD		98	09/17/14	1
Royal Bank of Scotland	KRW	100,000	USD		99	09/17/14	1

See accompanying notes which are an integral part of this quarterly report.
310 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Royal Bank of Scotland	KRW	120,000	USD		118	09/17/14	1
Royal Bank of Scotland	KRW	180,000	USD		174	09/17/14	(1)
Royal Bank of Scotland	KRW	355,000	USD		346	09/17/14	1
Royal Bank of Scotland	MXN	400	USD		31	09/17/14	—
Royal Bank of Scotland	MXN	450	USD		34	09/17/14	—
Royal Bank of Scotland	MXN	550	USD		42	09/17/14	1
Royal Bank of Scotland	MXN	600	USD		46	09/17/14	—
Royal Bank of Scotland	MXN	650	USD		49	09/17/14	—
Royal Bank of Scotland	MXN	850	USD		65	09/17/14	1
Royal Bank of Scotland	MXN	1,350	USD		103	09/17/14	2
Royal Bank of Scotland	MXN	1,600	USD		121	09/17/14	1
Royal Bank of Scotland	MXN	1,850	USD		139	09/17/14	—
Royal Bank of Scotland	MYR	130	USD		40	09/17/14	(1)
Royal Bank of Scotland	NOK	188	USD		30	09/17/14	1
Royal Bank of Scotland	NOK	718	USD		119	09/17/14	5
Royal Bank of Scotland	NOK	765	USD		124	09/17/14	2
Royal Bank of Scotland	NOK	795	USD		132	09/17/14	6
Royal Bank of Scotland	NOK	904	USD		146	09/17/14	3
Royal Bank of Scotland	NOK	940	USD		156	09/17/14	7
Royal Bank of Scotland	NOK	1,032	USD		171	09/17/14	7
Royal Bank of Scotland	NOK	1,352	USD		225	09/17/14	10
Royal Bank of Scotland	NOK	1,497	USD		242	09/17/14	4
Royal Bank of Scotland	NOK	1,624	USD		265	09/17/14	7
Royal Bank of Scotland	NOK	1,725	USD		286	09/17/14	12
Royal Bank of Scotland	NOK	2,179	USD		354	09/17/14	8
Royal Bank of Scotland	NOK	2,643	USD		426	09/17/14	7
Royal Bank of Scotland	NOK	2,668	USD		430	09/17/14	7
Royal Bank of Scotland	NOK	3,302	USD		534	09/17/14	9
Royal Bank of Scotland	NOK	3,427	USD		557	09/17/14	13
Royal Bank of Scotland	NOK	3,523	USD		567	09/17/14	7
Royal Bank of Scotland	NOK	3,640	USD		590	09/17/14	12
Royal Bank of Scotland	NOK	3,653	USD		594	09/17/14	14
Royal Bank of Scotland	NOK	3,673	USD		598	09/17/14	14
Royal Bank of Scotland	NOK	3,693	USD		600	09/17/14	14
Royal Bank of Scotland	NOK	3,974	USD		659	09/17/14	27
Royal Bank of Scotland	NOK	6,087	USD		981	09/17/14	14
Royal Bank of Scotland	NZD	28	USD		24	09/17/14	1
Royal Bank of Scotland	NZD	166	USD		140	09/17/14	—
Royal Bank of Scotland	NZD	258	USD		218	09/17/14	—
Royal Bank of Scotland	NZD	280	USD		235	09/17/14	(2)
Royal Bank of Scotland	NZD	326	USD		281	09/17/14	6
Royal Bank of Scotland	NZD	445	USD		374	09/17/14	(2)
Royal Bank of Scotland	NZD	455	USD		393	09/17/14	8
Royal Bank of Scotland	NZD	467	USD		391	09/17/14	(5)
Royal Bank of Scotland	NZD	504	USD		427	09/17/14	1
Royal Bank of Scotland	NZD	525	USD		445	09/17/14	1
Royal Bank of Scotland	NZD	529	USD		441	09/17/14	(6)
Royal Bank of Scotland	NZD	601	USD		516	09/17/14	8
Royal Bank of Scotland	NZD	764	USD		652	09/17/14	6
Royal Bank of Scotland	NZD	827	USD		716	09/17/14	17
Royal Bank of Scotland	NZD	989	USD		830	09/17/14	(7)
Royal Bank of Scotland	NZD	1,001	USD		864	09/17/14	18
Royal Bank of Scotland	NZD	1,284	USD		1,091	09/17/14	6
Royal Bank of Scotland	NZD	1,508	USD		1,283	09/17/14	8
Royal Bank of Scotland	PHP	423	USD		10	09/17/14	—
Royal Bank of Scotland	PHP	438	USD		10	09/17/14	—
Royal Bank of Scotland	PHP	439	USD		10	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 311

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Royal Bank of Scotland	PLN		5	USD		2	09/17/14	—
Royal Bank of Scotland	PLN		5	USD		2	09/17/14	—
Royal Bank of Scotland	PLN		25	USD		8	09/17/14	—
Royal Bank of Scotland	PLN		70	USD		23	09/17/14	1
Royal Bank of Scotland	PLN		70	USD		23	09/17/14	—
Royal Bank of Scotland	PLN		130	USD		42	09/17/14	1
Royal Bank of Scotland	PLN		225	USD		73	09/17/14	1
Royal Bank of Scotland	PLN		525	USD		171	09/17/14	3
Royal Bank of Scotland	PLN		555	USD		180	09/17/14	3
Royal Bank of Scotland	RUB		350	USD		10	09/17/14	—
Royal Bank of Scotland	RUB		500	USD		14	09/17/14	—
Royal Bank of Scotland	RUB		600	USD		17	09/17/14	—
Royal Bank of Scotland	RUB		750	USD		21	09/17/14	—
Royal Bank of Scotland	RUB		800	USD		23	09/17/14	—
Royal Bank of Scotland	RUB		850	USD		24	09/17/14	1
Royal Bank of Scotland	RUB		950	USD		27	09/17/14	—
Royal Bank of Scotland	RUB		1,050	USD		29	09/17/14	—
Royal Bank of Scotland	RUB		1,400	USD		39	09/17/14	—
Royal Bank of Scotland	RUB		2,850	USD		80	09/17/14	1
Royal Bank of Scotland	RUB		2,900	USD		81	09/17/14	1
Royal Bank of Scotland	RUB		3,150	USD		89	09/17/14	2
Royal Bank of Scotland	SEK		24	USD		3	09/17/14	—
Royal Bank of Scotland	SEK		136	USD		20	09/17/14	—
Royal Bank of Scotland	SEK		161	USD		23	09/17/14	—
Royal Bank of Scotland	SEK		236	USD		35	09/17/14	1
Royal Bank of Scotland	SEK		635	USD		93	09/17/14	1
Royal Bank of Scotland	SEK		1,256	USD		186	09/17/14	4
Royal Bank of Scotland	SEK		1,287	USD		188	09/17/14	2
Royal Bank of Scotland	SEK		1,313	USD		195	09/17/14	4
Royal Bank of Scotland	SEK		1,617	USD		238	09/17/14	4
Royal Bank of Scotland	SEK		2,164	USD		325	09/17/14	12
Royal Bank of Scotland	SEK		3,117	USD		465	09/17/14	14
Royal Bank of Scotland	SEK		4,144	USD		605	09/17/14	4
Royal Bank of Scotland	SEK		4,432	USD		665	09/17/14	22
Royal Bank of Scotland	SEK		4,432	USD		667	09/17/14	24
Royal Bank of Scotland	SEK		4,465	USD		669	09/17/14	22
Royal Bank of Scotland	SEK		4,465	USD		667	09/17/14	20
Royal Bank of Scotland	SEK		4,465	USD		668	09/17/14	21
Royal Bank of Scotland	SEK		4,465	USD		667	09/17/14	20
Royal Bank of Scotland	SEK		4,471	USD		669	09/17/14	21
Royal Bank of Scotland	SEK		4,732	USD		706	09/17/14	21
Royal Bank of Scotland	SEK		5,595	USD		823	09/17/14	12
Royal Bank of Scotland	SEK		6,177	USD		922	09/17/14	26
Royal Bank of Scotland	SEK		6,190	USD		926	09/17/14	27
Royal Bank of Scotland	SEK		11,926	USD		1,786	09/17/14	56
Royal Bank of Scotland	SGD		5	USD		4	09/17/14	—
Royal Bank of Scotland	SGD		55	USD		44	09/17/14	—
Royal Bank of Scotland	SGD		60	USD		48	09/17/14	—
Royal Bank of Scotland	SGD		215	USD		172	09/17/14	(1)
Royal Bank of Scotland	TRY		15	USD		7	09/17/14	—
Royal Bank of Scotland	TRY		20	USD		9	09/17/14	—
Royal Bank of Scotland	TRY		20	USD		9	09/17/14	—
Royal Bank of Scotland	TRY		200	USD		91	09/17/14	(1)
Royal Bank of Scotland	TWD		650	USD		22	09/17/14	—
Royal Bank of Scotland	TWD		1,350	USD		45	09/17/14	—
Royal Bank of Scotland	TWD		1,550	USD		52	09/17/14	—
Royal Bank of Scotland	TWD		1,600	USD		54	09/17/14	—

See accompanying notes which are an integral part of this quarterly report.
312 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Royal Bank of Scotland	TWD		1,950	USD	65	09/17/14	—
Royal Bank of Scotland	TWD		3,150	USD	105	09/17/14	—
Royal Bank of Scotland	TWD		3,450	USD	115	09/17/14	—
Royal Bank of Scotland	TWD		3,900	USD	131	09/17/14	—
Royal Bank of Scotland	TWD		6,193	USD	207	09/17/14	—
Royal Bank of Scotland	TWD		6,415	USD	214	09/17/14	—
Royal Bank of Scotland	TWD		6,796	USD	227	09/17/14	—
Royal Bank of Scotland	TWD		10,196	USD	340	09/17/14	—
Royal Bank of Scotland	ZAR		200	USD	18	09/17/14	—
Royal Bank of Scotland	ZAR		300	USD	28	09/17/14	—
Royal Bank of Scotland	ZAR		450	USD	41	09/17/14	(1)
Royal Bank of Scotland	ZAR		550	USD	50	09/17/14	(1)
Royal Bank of Scotland	ZAR		650	USD	60	09/17/14	—
Royal Bank of Scotland	ZAR		650	USD	59	09/17/14	(1)
Royal Bank of Scotland	ZAR		750	USD	69	09/17/14	(1)
Royal Bank of Scotland	ZAR		750	USD	69	09/17/14	—
Royal Bank of Scotland	ZAR		800	USD	74	09/17/14	—
Royal Bank of Scotland	ZAR		800	USD	74	09/17/14	—
Societe Generale	USD		226	INR	13,652	08/19/14	(1)
Societe Generale	TRY		577	USD	270	08/14/14	1
State Street	USD		1,178	EUR	868	09/17/14	(16)
State Street	USD		108	EUR	80	11/21/14	—
State Street	USD		259	EUR	190	11/21/14	(4)
State Street	USD		27	EUR	20	11/24/14	—
State Street	USD		54	EUR	40	11/24/14	(1)
State Street	USD		55	EUR	40	11/24/14	(1)
State Street	USD		55	EUR	40	11/24/14	(2)
State Street	USD		82	EUR	60	11/24/14	(1)
State Street	USD		96	EUR	70	11/24/14	(2)
State Street	USD		1,807	EUR	1,310	11/24/14	(53)
State Street	USD		27	EUR	20	01/16/15	—
State Street	USD		300	EUR	220	01/16/15	(5)
State Street	USD		14	EUR	10	01/20/15	—
State Street	USD		82	EUR	60	01/20/15	(1)
State Street	USD		315	EUR	230	01/20/15	(7)
State Street	USD		68	EUR	50	02/19/15	(1)
State Street	USD		68	EUR	50	02/19/15	(1)
State Street	USD		81	EUR	60	02/19/15	(1)
State Street	USD		82	EUR	60	02/19/15	(2)
State Street	USD		665	GBP	394	09/17/14	(1)
State Street	USD		51	GBP	30	02/18/15	(1)
State Street	USD		68	GBP	40	02/18/15	—
State Street	USD		86	GBP	50	02/18/15	(1)
State Street	USD		102	GBP	60	02/18/15	(1)
State Street	USD		120	GBP	70	02/18/15	(2)
State Street	USD		17	GBP	10	02/19/15	—
State Street	USD		68	GBP	40	02/19/15	(1)
State Street	USD		85	GBP	50	02/19/15	(1)
State Street	USD		137	GBP	80	02/19/15	(2)
State Street	USD		205	GBP	120	02/19/15	(3)
State Street	USD		10,000	JPY	1,027,750	08/04/14	(9)
State Street	USD		10,000	JPY	1,021,490	08/20/14	(69)
State Street	USD		10,000	JPY	1,014,870	08/20/14	(132)
State Street	USD		10,000	JPY	1,015,420	08/20/14	(127)
State Street	USD		15,000	JPY	1,530,825	08/20/14	(117)
State Street	USD		15,000	JPY	1,531,665	08/20/14	(109)
State Street	EUR		6	USD	9	08/01/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 313

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	EUR	6,581	USD		8,918	09/17/14	104
State Street	EUR	80	USD		109	09/22/14	2
State Street	EUR	180	USD		246	09/23/14	5
State Street	EUR	149	USD		203	09/30/14	3
State Street	EUR	525	USD		716	09/30/14	13
State Street	EUR	60	USD		82	11/21/14	1
State Street	EUR	770	USD		1,072	11/21/14	41
State Street	EUR	1,470	USD		2,047	11/21/14	78
State Street	EUR	30	USD		41	11/24/14	—
State Street	EUR	40	USD		55	11/24/14	1
State Street	EUR	40	USD		55	11/24/14	1
State Street	EUR	50	USD		68	11/24/14	1
State Street	EUR	290	USD		399	11/24/14	11
State Street	EUR	510	USD		692	11/24/14	9
State Street	EUR	3,050	USD		4,247	11/24/14	162
State Street	EUR	20	USD		27	11/25/14	—
State Street	EUR	40	USD		54	11/25/14	1
State Street	EUR	50	USD		69	11/25/14	2
State Street	EUR	60	USD		84	11/25/14	3
State Street	EUR	90	USD		124	11/25/14	3
State Street	EUR	100	USD		138	11/25/14	4
State Street	EUR	110	USD		150	11/25/14	2
State Street	EUR	215	USD		298	11/25/14	9
State Street	EUR	230	USD		316	11/25/14	8
State Street	EUR	790	USD		1,082	01/16/15	24
State Street	EUR	10	USD		14	01/20/15	—
State Street	EUR	170	USD		233	01/20/15	5
State Street	EUR	220	USD		301	01/20/15	7
State Street	EUR	1,977	USD		2,698	02/19/15	49
State Street	GBP	394	USD		662	09/17/14	(3)
State Street	GBP	679	USD		1,140	02/18/15	(5)
State Street	GBP	50	USD		85	02/19/15	1
State Street	GBP	954	USD		1,598	02/19/15	(9)
State Street	JPY	143,727	USD		1,399	08/20/14	2
State Street	JPY	1,027,680	USD		10,000	08/20/14	9
State Street	JPY	1,518,225	USD		15,000	08/20/14	240
State Street	JPY	1,529,835	USD		15,000	08/20/14	127
State Street	JPY	1,538,145	USD		15,000	08/20/14	46
State Street	JPY	5,082,355	USD		49,733	08/20/14	322
State Street	JPY	251,363	USD		2,469	09/17/14	24
UBS	USD	1,750	CNY		10,815	09/17/14	(5)
UBS	USD	1,945	INR	117,862		09/17/14	(18)
UBS	USD	5,086	JPY	523,600		08/05/14	4
UBS	USD	1,591	NZD		1,869	08/05/14	(3)
UBS	USD	353	RUB		12,542	09/17/14	(6)
UBS	BRL	1,975	USD		881	09/17/14	20
UBS	JPY	523,600	USD		5,087	09/03/14	(4)
UBS	NZD	1,869	USD		1,587	09/03/14	4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(1,609)

Index Swap Contracts(*)
Amounts in thousands
Fund Receives				Notional		Termination	Fair Value
Underlying Security	Counterparty			Amount		Date	$
MSCI Daily Total Return Net Czech Republic	JPMorgan Chase			USD	3,750	11/17/14	—
MSCI Daily TR Net Emerging Markets Czech Republic
USD Index	JPMorgan Chase			USD	3,750	11/17/14	(138)

See accompanying notes which are an integral part of this quarterly report.
314 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Russian Depositary (USD) Index			Morgan Stanley			USD	3,428	01/14/15	(453)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)									(591)
(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.E., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.70% to 3 Month LIBOR.

Interest Rate Swaps

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
BNP Paribas	MXN	1,700	7.040%	Mexico Interbank 28 Day Deposit Rate				04/17/29	5
Citigroup	NOK	125,000	Six Month NIBOR		2.035%			01/14/17	(135)
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate				12/18/23	118
Citigroup	CAD	1,400	3.300%	Canadian Dealer Offer Rate				06/19/24	80
			Mexico Interbank 28 Day
Credit Suisse	MXN	13,200	Deposit Rate		3.865%			06/16/16	(1)
			Mexico Interbank 28 Day
Credit Suisse	MXN	13,100	Deposit Rate		3.850%			06/17/16	(1)
Credit Suisse	AUD	2,000	3.500%		Six Month BBSW			06/18/19	19
Credit Suisse	AUD	600	3.750%		Six Month BBSW			12/17/19	9
Credit Suisse	GBP	1,400	Three Month LIBOR		3.000%			03/21/23	23
Credit Suisse	USD	2,200	3.000%		Three Month LIBOR			03/21/23	(42)
Credit Suisse	USD	3,100	Six Month LIBOR		2.000%			06/19/23	146
Credit Suisse	JPY	40,000	Six Month LIBOR		1.000%			09/18/23	(14)
Credit Suisse	MXN	3,200	6.300%	Mexico Interbank 28 Day Deposit Rate				04/26/24	3
Credit Suisse	MXN	3,200	6.150%	Mexico Interbank 28 Day Deposit Rate				06/07/24	(1)
Credit Suisse	JPY	342,000	Six Month LIBOR		1.500%			06/19/28	(217)
Credit Suisse	CAD	900	3.400%	Canadian Dealer Offer Rate				06/20/29	41
Credit Suisse	GBP	400	Three Month LIBOR		3.750%			09/18/43	(21)
Credit Suisse	CAD	600	Canadian Dealer Offer Rate		3.500%			06/20/44	(80)
Credit Suisse	CAD	700	Canadian Dealer Offer Rate		3.500%			06/20/44	(80)
Deutsche Bank	MXN	1,700	7.060%	Mexico Interbank 28 Day Deposit Rate				04/17/29	5
Goldman Sachs	MXN	2,300	6.900%	Mexico Interbank 28 Day Deposit Rate				04/23/29	4
HSBC	MXN	3,400	7.040%	Mexico Interbank 28 Day Deposit Rate				04/17/29	10
JPMorgan Chase	ZAR 1,500,000		Three Month JIBAR		7.190%			11/03/14	(417)
JPMorgan Chase	ZAR 1,450,000		6.270%		Three Month JIBAR			11/12/14	89
JPMorgan Chase	HUF 90,000,000		2.490%	Three Month BUBOR				02/27/15	252
JPMorgan Chase	SEK 2,600,000		0.880%	Three Month STIBOR				03/18/15	386
JPMorgan Chase	NZD	73,300	3.778%		Three Month BBR			09/03/15	(82)
JPMorgan Chase	PLN	165,000	Six Month WIBOR		3.400%			04/04/16	(732)
JPMorgan Chase	HUF 3,000,000		Three Month BUBOR		4.300%			02/07/19	(620)
JPMorgan Chase	PLN	72,000	4.100%		Six Month WIBOR			04/04/19	1,234
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate				01/10/24	87
JPMorgan Chase	ZAR	200,000	9.280%		Three Month JIBAR			03/27/24	120
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	80,000	Deposit Rate		6.130%			05/27/24	49
Morgan Stanley	GBP	500	Three Month LIBOR		3.7575%			09/18/43	(27)
Societe Generale	MXN	4,700	7.040%	Mexico Interbank 28 Day Deposit Rate				04/17/29	14
UBS	AUD	5,800	4.000%		Three Month BBSW			10/09/17	242
UBS	AUD	9,500	4.000%		Three Month BBSW			10/09/17	242
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $151 (å)									708

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
					Implied		Fund (Pays)/
					Credit		Receives	Termination	Fair Value
Reference Entity			Counterparty		Spread	Notional Amount	Fixed Rate	Date	$
ACCOR		JPMorgan Chase		0.666%	EUR	1,000	1.000%	03/20/19	20
ACCOR		JPMorgan Chase		0.707%	EUR	1,000	1.000%	06/20/19	19

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 315

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Adecco S.A.	JPMorgan Chase	0.532%	EUR	1,000	(1.000%)	06/20/19	(30)
Advanced Micro Devices, Inc.	JPMorgan Chase	3.959%	USD	500	(5.000%)	09/20/19	(23)
AK Steel Corp.	JPMorgan Chase	4.479%	USD	500	(5.000%)	09/20/19	(12)
Aktiebolaget Electrolux	JPMorgan Chase	0.522%	EUR	1,000	(1.000%)	03/20/19	(29)
Akzo Nobel N.V.	JPMorgan Chase	0.577%	EUR	1,000	(1.000%)	06/20/19	(27)
Akzo Nobel N.V.	JPMorgan Chase	0.577%	EUR	1,000	1.000%	06/20/19	27
Alstom	JPMorgan Chase	0.587%	USD	2,000	(1.000%)	12/20/18	(35)
Alstom	JPMorgan Chase	0.740%	EUR	1,000	(1.000%)	03/20/19	(16)
Altria Group, Inc.	JPMorgan Chase	0.339%	USD	1,000	(1.000%)	03/20/19	(30)
American Electric Power Company, Inc.	JPMorgan Chase	0.222%	USD	1,000	(1.000%)	06/20/19	(37)
American Electric Power Company, Inc.	JPMorgan Chase	0.222%	USD	1,000	(1.000%)	06/20/19	(37)
Amgen, Inc.	JPMorgan Chase	0.403%	USD	2,000	(1.000%)	06/20/19	(57)
Amkor Technology, Inc.	JPMorgan Chase	0.578%	USD	2,000	1.000%	03/20/19	38
Amkor Technology, Inc.	JPMorgan Chase	2.449%	USD	500	5.000%	06/20/19	58
Amkor Technology, Inc.	JPMorgan Chase	2.449%	USD	500	5.000%	06/20/19	58
Amkor Technology, Inc.	JPMorgan Chase	2.589%	USD	1,000	5.000%	09/20/19	113
Anadarko Petroleum Corp.	JPMorgan Chase	0.493%	USD	1,000	(1.000%)	06/20/19	(24)
Anadarko Petroleum Corp.	JPMorgan Chase	0.493%	USD	1,000	(1.000%)	06/20/19	(24)
Anadarko Petroleum Corp.	JPMorgan Chase	0.526%	USD	500	(1.000%)	09/20/19	(12)
Anheuser-Busch InBev	JPMorgan Chase	0.408%	EUR	1,000	(1.000%)	06/20/19	(38)
Anheuser-Busch InBev	JPMorgan Chase	0.408%	EUR	3,000	1.000%	06/20/19	115
ArcelorMittal	JPMorgan Chase	2.355%	EUR	1,000	1.000%	09/20/19	(87)
Arrow Electonics, Inc.	JPMorgan Chase	0.800%	USD	1,000	(1.000%)	06/20/19	(9)
Arrow Electonics, Inc.	JPMorgan Chase	0.800%	USD	1,000	(1.000%)	06/20/19	(9)
Arrow Electonics, Inc.	JPMorgan Chase	1.233%	USD	1,500	5.000%	12/20/18	238
Astrazeneca PLC	JPMorgan Chase	0.330%	EUR	1,000	(1.000%)	06/20/19	(46)
AT&T, Inc.	JPMorgan Chase	0.408%	USD	1,000	(1.000%)	06/20/19	(28)
AT&T, Inc.	JPMorgan Chase	0.408%	USD	3,000	(1.000%)	06/20/19	(84)
AT&T, Inc.	JPMorgan Chase	0.408%	USD	3,000	1.000%	06/20/19	84
AT&T, Inc.	JPMorgan Chase	0.408%	USD	1,000	1.000%	06/20/19	28
AT&T, Inc.	JPMorgan Chase	0.660%	EUR	1,000	(1.000%)	03/20/19	(21)
AutoZone, Inc.	JPMorgan Chase	0.437%	USD	1,000	1.000%	06/20/19	27
AutoZone, Inc.	JPMorgan Chase	0.437%	USD	2,000	1.000%	06/20/19	53
AutoZone, Inc.	JPMorgan Chase	0.452%	USD	2,000	1.000%	12/20/18	47
Avnet, Inc.	JPMorgan Chase	0.566%	EUR	1,500	1.000%	12/20/18	38
Avnet, Inc.	JPMorgan Chase	0.894%	USD	2,000	(1.000%)	06/20/19	(10)
Barrick Gold Corp.	JPMorgan Chase	0.442%	USD	1,000	1.000%	03/20/19	25
Barrick Gold Corp.	JPMorgan Chase	1.117%	USD	1,000	(1.000%)	06/20/19	5
Bayer Aktiengesellschaft	JPMorgan Chase	0.381%	EUR	1,000	(1.000%)	06/20/19	(40)
Bayerische Motoren Werke Aktiengesellschaft	JPMorgan Chase	0.380%	EUR	2,000	(1.000%)	06/20/19	(81)
Bayerische Motoren Werke Aktiengesellschaft	JPMorgan Chase	0.380%	EUR	1,000	1.000%	06/20/19	40
Berkshire Hathaway, Inc.	JPMorgan Chase	0.427%	USD	1,000	(1.000%)	06/20/19	(27)
Berkshire Hathaway, Inc.	JPMorgan Chase	0.427%	USD	2,000	1.000%	06/20/19	54
Berkshire Hathaway, Inc.	JPMorgan Chase	0.427%	USD	2,000	1.000%	06/20/19	54
Best Buy Co., Inc.	JPMorgan Chase	2.552%	USD	1,000	(5.000%)	06/20/19	(110)
Boston Scientific Corp.	JPMorgan Chase	0.662%	USD	1,000	(1.000%)	06/20/19	(16)
Boston Scientific Corp.	JPMorgan Chase	0.662%	USD	1,000	(1.000%)	06/20/19	(16)
Boston Scientific Corp.	JPMorgan Chase	1.470%	USD	1,000	(1.000%)	12/20/18	2
Bouygues	JPMorgan Chase	0.689%	EUR	1,000	(1.000%)	06/20/19	(20)
BP PLC	JPMorgan Chase	0.586%	EUR	500	1.000%	06/20/19	13
Bristol-Myers Squibb Co.	JPMorgan Chase	0.219%	USD	1,000	(1.000%)	09/20/19	(39)
British Airways PLC	JPMorgan Chase	1.703%	EUR	1,000	(5.000%)	06/20/19	(207)
British American Tobacco PLC	JPMorgan Chase	0.425%	EUR	1,500	1.000%	06/20/19	56
British American Tobacco PLC	JPMorgan Chase	0.425%	EUR	1,000	1.000%	06/20/19	37
British Sky Broadcasting Group PLC	JPMorgan Chase	0.749%	EUR	1,000	1.000%	06/20/19	16
British Sky Broadcasting Group PLC	JPMorgan Chase	0.749%	EUR	1,500	1.000%	06/20/19	24

See accompanying notes which are an integral part of this quarterly report.
316 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
British Telecommunications PLC	JPMorgan Chase	0.560%	EUR	1,000	(1.000%)	06/20/19	(28)
British Telecommunications PLC	JPMorgan Chase	0.560%	EUR	1,000	1.000%	06/20/19	28
CA, Inc.	JPMorgan Chase	0.376%	USD	1,000	1.000%	03/20/19	28
CA, Inc.	JPMorgan Chase	2.172%	USD	1,000	(5.000%)	12/20/18	(117)
Campbell Soup Co.	JPMorgan Chase	0.589%	USD	1,000	(1.000%)	03/20/19	(18)
Campbell Soup Co.	JPMorgan Chase	0.589%	USD	2,000	1.000%	03/20/19	37
Campbell Soup Co.	JPMorgan Chase	0.635%	USD	1,000	1.000%	06/20/19	17
Campbell Soup Co.	JPMorgan Chase	0.635%	USD	1,000	1.000%	06/20/19	17
Cardinal Health, Inc.	JPMorgan Chase	0.368%	USD	1,000	(1.000%)	06/20/19	(30)
Cardinal Health, Inc.	JPMorgan Chase	0.368%	USD	1,000	(1.000%)	06/20/19	(30)
Carnival Corp.	JPMorgan Chase	0.705%	USD	1,000	(1.000%)	09/20/19	(15)
Carrefour	JPMorgan Chase	0.328%	USD	2,000	(1.000%)	12/20/18	(58)
Carrefour	JPMorgan Chase	0.586%	EUR	1,000	(1.000%)	06/20/19	(27)
Casino Guichard-Perrachon	JPMorgan Chase	0.812%	EUR	1,000	(1.000%)	09/20/19	(13)
CBS Corp.	JPMorgan Chase	0.660%	USD	1,000	(1.000%)	09/20/19	(17)
Centrica PLC	JPMorgan Chase	0.610%	EUR	1,000	(1.000%)	06/20/19	(25)
CenturyLink, Inc.	JPMorgan Chase	0.555%	USD	2,000	1.000%	03/20/19	40
CenturyLink, Inc.	JPMorgan Chase	1.739%	USD	2,000	1.000%	06/20/19	(68)
CenturyLink, Inc.	JPMorgan Chase	1.739%	USD	500	1.000%	06/20/19	(17)
Chesapeake Energy Corp.	JPMorgan Chase	0.581%	USD	1,000	1.000%	12/20/18	18
Chesapeake Energy Corp.	JPMorgan Chase	1.701%	USD	1,000	5.000%	06/20/19	150
Chesapeake Energy Corp.	JPMorgan Chase	1.701%	USD	1,000	5.000%	06/20/19	150
Chesapeake Energy Corp.	JPMorgan Chase	1.701%	USD	1,000	5.000%	06/20/19	150
Clariant AG	JPMorgan Chase	0.725%	EUR	1,000	(1.000%)	03/20/19	(17)
ConAgra Foods, Inc.	JPMorgan Chase	0.578%	USD	1,000	(1.000%)	03/20/19	(19)
ConAgra Foods, Inc.	JPMorgan Chase	0.623%	USD	1,000	1.000%	06/20/19	18
ConAgra Foods, Inc.	JPMorgan Chase	0.664%	USD	1,000	1.000%	09/20/19	17
ConocoPhillips	JPMorgan Chase	0.221%	USD	1,000	(1.000%)	09/20/19	(39)
Constellation Brands Inc.	JPMorgan Chase	0.966%	USD	2,000	5.000%	06/20/19	378
Cooper Tire & Rubber Co.	JPMorgan Chase	2.790%	USD	1,000	5.000%	09/20/19	103
Cooper Tire & Rubber Co.	JPMorgan Chase	2.790%	USD	500	5.000%	09/20/19	52
Corning, Inc.	JPMorgan Chase	0.458%	USD	1,000	1.000%	06/20/19	26
Corning, Inc.	JPMorgan Chase	0.458%	USD	1,000	1.000%	06/20/19	26
CSX Corp.	JPMorgan Chase	0.250%	USD	1,000	(1.000%)	09/20/19	(37)
Cytec Industries, Inc.	JPMorgan Chase	0.640%	USD	2,000	1.000%	03/20/19	32
Cytec Industries, Inc.	JPMorgan Chase	0.662%	USD	1,000	1.000%	03/20/19	15
Cytec Industries, Inc.	JPMorgan Chase	0.706%	USD	1,000	1.000%	06/20/19	14
Cytec Industries, Inc.	JPMorgan Chase	0.706%	USD	1,000	1.000%	06/20/19	14
Cytec Industries, Inc.	JPMorgan Chase	0.706%	USD	1,000	1.000%	06/20/19	14
Cytec Industries, Inc.	JPMorgan Chase	1.592%	USD	2,000	1.000%	03/20/19	(52)
Daimler AG	JPMorgan Chase	0.387%	EUR	1,000	(1.000%)	06/20/19	(40)
Danone	JPMorgan Chase	0.381%	EUR	1,000	(1.000%)	03/20/19	(38)
Danone	JPMorgan Chase	0.406%	EUR	1,500	1.000%	06/20/19	58
Darden Restaurants, Inc.	JPMorgan Chase	1.714%	USD	1,000	1.000%	06/20/19	(33)
DDR Corp.	JPMorgan Chase	0.854%	USD	2,000	1.000%	06/20/19	14
DDR Corp.	JPMorgan Chase	0.854%	USD	1,000	1.000%	06/20/19	7
DDR Corp.	JPMorgan Chase	0.854%	USD	1,000	1.000%	06/20/19	7
Deere & Co.	JPMorgan Chase	0.298%	USD	1,000	(1.000%)	09/20/19	(35)
Deere & Co.	JPMorgan Chase	0.313%	USD	1,000	(1.000%)	12/20/18	(30)
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	0.981%	EUR	1,000	(1.000%)	06/20/19	(1)
Deutsche Telekom AG	JPMorgan Chase	0.548%	EUR	1,000	1.000%	09/20/19	31
Devon Energy Corp.	JPMorgan Chase	0.477%	USD	1,000	(1.000%)	06/20/19	(25)
Diageo PLC	JPMorgan Chase	0.382%	EUR	1,000	(1.000%)	06/20/19	(40)
Diageo PLC	JPMorgan Chase	0.382%	EUR	1,000	1.000%	06/20/19	40
Diageo PLC	JPMorgan Chase	0.382%	EUR	1,000	1.000%	06/20/19	40
Dillard's, Inc.	JPMorgan Chase	0.339%	USD	3,000	1.000%	03/20/19	90

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 317

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Dillard's, Inc.	JPMorgan Chase	1.331%	USD	1,000	5.000%	03/20/19	162
DIRECTV Holdings LLC	JPMorgan Chase	0.630%	EUR	1,000	1.000%	03/20/19	23
DIRECTV Holdings LLC	JPMorgan Chase	0.683%	USD	2,000	(1.000%)	12/20/18	(27)
Dixons Retail PLC	JPMorgan Chase	0.801%	EUR	1,000	(5.000%)	06/20/19	(270)
Dominion Resources Inc.	JPMorgan Chase	0.339%	USD	1,000	(1.000%)	09/20/19	(33)
Domtar Corp.	JPMorgan Chase	1.486%	USD	1,000	(1.000%)	06/20/19	23
Domtar Corp.	JPMorgan Chase	1.486%	USD	1,000	(1.000%)	06/20/19	23
E. I. du Pont de Nemours and Co.	JPMorgan Chase	0.451%	USD	3,000	1.000%	06/20/19	78
E.ON SE	JPMorgan Chase	0.524%	EUR	1,000	(1.000%)	06/20/19	(31)
Enbridge Energy Partners L.P.	JPMorgan Chase	0.772%	USD	1,000	1.000%	09/20/19	11
Enbridge, Inc.	JPMorgan Chase	0.452%	USD	3,000	(1.000%)	12/20/18	(71)
Enbridge, Inc.	JPMorgan Chase	0.731%	USD	1,000	1.000%	06/20/19	13
Enbridge, Inc.	JPMorgan Chase	0.731%	USD	1,000	1.000%	06/20/19	13
Enbridge, Inc.	JPMorgan Chase	0.731%	USD	2,000	1.000%	06/20/19	25
Encana Corp.	JPMorgan Chase	0.646%	USD	1,000	(1.000%)	09/20/19	(18)
Energy Transfer Partners LP	JPMorgan Chase	0.416%	USD	1,000	1.000%	12/20/18	25
Energy Transfer Partners LP	JPMorgan Chase	0.577%	EUR	1,000	(1.000%)	03/20/19	(26)
Energy Transfer Partners LP	JPMorgan Chase	0.630%	USD	3,000	(1.000%)	12/20/18	(47)
Energy Transfer Partners LP	JPMorgan Chase	0.739%	USD	3,000	1.000%	06/20/19	37
Enterprise Products Operating LLC	JPMorgan Chase	0.239%	USD	1,000	(1.000%)	12/20/18	(33)
Enterprise Products Operating LLC	JPMorgan Chase	0.557%	EUR	2,000	1.000%	03/20/19	54
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.435%	EUR	1,000	(1.000%)	03/20/19	(35)
Exelon Corp.	JPMorgan Chase	0.464%	USD	1,000	(1.000%)	06/20/19	(25)
Exelon Corp.	JPMorgan Chase	0.464%	USD	500	(1.000%)	09/20/19	(13)
Exelon Corp.	JPMorgan Chase	0.464%	USD	1,000	(1.000%)	06/20/19	(25)
Exelon Corp.	JPMorgan Chase	0.510%	EUR	1,500	(1.000%)	12/20/18	(43)
Expedia, Inc.	JPMorgan Chase	1.109%	USD	1,000	(1.000%)	06/20/19	5
Expedia, Inc.	JPMorgan Chase	1.180%	USD	1,000	(1.000%)	09/20/19	9
Experian Finance PLC	JPMorgan Chase	0.456%	EUR	1,000	1.000%	06/20/19	35
Experian Finance PLC	JPMorgan Chase	0.479%	EUR	1,000	1.000%	09/20/19	35
FirstEnergy Corp.	JPMorgan Chase	0.970%	USD	1,000	(1.000%)	06/20/19	(1)
FirstEnergy Corp.	JPMorgan Chase	0.970%	USD	1,000	(1.000%)	06/20/19	(1)
FirstEnergy Corp.	JPMorgan Chase	1.300%	USD	500	(1.000%)	09/20/19	1
Ford Motor Co.	JPMorgan Chase	0.947%	USD	1,000	5.000%	09/20/19	199
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	0.920%	USD	1,000	(1.000%)	06/20/19	(4)
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	1.377%	USD	1,000	(1.000%)	03/20/19	17
Fresenius SE & Co. KGaA	JPMorgan Chase	0.769%	USD	1,000	(1.000%)	03/20/19	(10)
Fresenius SE & Co. KGaA	JPMorgan Chase	0.800%	EUR	1,000	1.000%	12/20/18	12
Frontier Communications Corp.	JPMorgan Chase	2.445%	USD	1,000	(5.000%)	03/20/19	(110)
Gas Natural SDG SA	JPMorgan Chase	0.375%	USD	2,000	1.000%	12/20/18	54
Gas Natural SDG SA	JPMorgan Chase	0.678%	EUR	1,000	(1.000%)	03/20/19	(20)
Gecina SA	JPMorgan Chase	0.784%	EUR	500	1.000%	06/20/19	7
General Mills, Inc.	JPMorgan Chase	0.404%	USD	1,000	1.000%	09/20/19	30
General Motors	JPMorgan Chase	0.000%	USD	500	(5.000%)	09/20/19	(84)
GKN Holdings PLC	JPMorgan Chase	0.100%	USD	3,000	1.000%	12/20/18	—
GKN Holdings PLC	JPMorgan Chase	0.871%	EUR	1,000	(1.000%)	09/20/19	(9)
GlaxoSmithKline PLC	JPMorgan Chase	0.368%	EUR	2,000	1.000%	06/20/19	82
Glencore International AG	JPMorgan Chase	0.603%	USD	1,000	1.000%	03/20/19	18
Glencore International AG	JPMorgan Chase	1.240%	EUR	1,000	1.000%	09/20/19	(16)
Harsbro, Inc.	JPMorgan Chase	0.630%	USD	1,000	1.000%	06/20/19	17
Health Care REIT, Inc.	JPMorgan Chase	0.660%	USD	2,000	1.000%	06/20/19	32
HeidelbergCement AG	JPMorgan Chase	1.380%	EUR	500	5.000%	03/20/19	109
HeidelbergCement AG	JPMorgan Chase	1.454%	EUR	1,000	5.000%	06/20/19	224
Heineken NV	JPMorgan Chase	0.395%	EUR	1,000	1.000%	06/20/19	39
Heineken NV	JPMorgan Chase	0.395%	EUR	1,000	1.000%	06/20/19	39
Hess Corp.	JPMorgan Chase	0.568%	USD	1,000	1.000%	06/20/19	20

See accompanying notes which are an integral part of this quarterly report.
318 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Hewlett-Packard	JPMorgan Chase	0.702%	USD	500	(1.000%)	06/20/19	(7)
Hewlett-Packard	JPMorgan Chase	0.702%	USD	2,500	(1.000%)	06/20/19	(35)
Hewlett-Packard	JPMorgan Chase	0.702%	USD	1,000	1.000%	06/20/19	14
Hewlett-Packard	JPMorgan Chase	2.288%	USD	1,000	(5.000%)	12/20/18	(112)
Holcim, Ltd.	JPMorgan Chase	0.800%	EUR	1,000	1.000%	12/20/18	12
Holcim, Ltd.	JPMorgan Chase	0.838%	EUR	2,000	1.000%	03/20/20	24
Honeywell International, Inc.	JPMorgan Chase	0.194%	USD	1,000	(1.000%)	09/20/19	(40)
Host Hotels & Resorts LP	JPMorgan Chase	0.500%	USD	1,000	1.000%	12/20/18	21
Host Hotels & Resorts LP	JPMorgan Chase	0.657%	USD	3,000	1.000%	06/20/19	48
Iberdrola SA	JPMorgan Chase	0.687%	EUR	1,000	(1.000%)	06/20/19	(20)
Iberdrola SA	JPMorgan Chase	0.687%	EUR	1,000	1.000%	06/20/19	20
Iberdrola SA	JPMorgan Chase	0.687%	EUR	2,000	1.000%	06/20/19	40
IBM Corp.	JPMorgan Chase	0.396%	USD	2,000	1.000%	06/20/19	57
IBM Corp.	JPMorgan Chase	0.396%	USD	1,000	1.000%	06/20/19	29
Imperial Tobacco Group PLC	JPMorgan Chase	0.680%	EUR	1,000	1.000%	06/20/19	21
International Paper Co.	JPMorgan Chase	0.740%	USD	1,000	1.000%	06/20/19	12
International Paper Co.	JPMorgan Chase	0.785%	USD	3,000	1.000%	09/20/19	32
ITV PLC	JPMorgan Chase	0.000%	EUR	1,000	5.000%	09/20/19	241
ITV PLC	JPMorgan Chase	1.169%	EUR	1,500	(5.000%)	12/20/18	(329)
ITV PLC	JPMorgan Chase	1.490%	USD	1,500	1.000%	03/20/19	(3)
Johnson & Johnson	JPMorgan Chase	0.147%	USD	1,000	(1.000%)	06/20/19	(41)
Johnson & Johnson	JPMorgan Chase	0.147%	USD	1,000	(1.000%)	06/20/19	(41)
Johnson & Johnson	JPMorgan Chase	0.591%	EUR	1,000	(1.000%)	12/20/18	(24)
Johnson Controls, Inc.	JPMorgan Chase	0.550%	USD	2,000	(1.000%)	06/20/19	(43)
Kate Spade & Co.	JPMorgan Chase	1.401%	USD	1,000	5.000%	03/20/19	159
Kate Spade & Co.	JPMorgan Chase	1.497%	USD	1,000	5.000%	06/20/19	162
Kate Spade & Co.	JPMorgan Chase	1.497%	USD	1,000	5.000%	06/20/19	162
Kering	JPMorgan Chase	0.680%	EUR	1,000	1.000%	09/20/19	22
Kimco Realty Corp.	JPMorgan Chase	0.607%	USD	1,000	1.000%	03/20/19	18
Kimco Realty Corp.	JPMorgan Chase	0.640%	USD	1,000	1.000%	06/20/19	17
Kinder Morgan Energy Partners LP	JPMorgan Chase	0.850%	USD	3,000	1.000%	06/20/19	21
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.328%	USD	2,000	1.000%	12/20/18	(28)
Kinder Morgan, Inc.	JPMorgan Chase	1.513%	USD	1,000	1.000%	06/20/19	(24)
Kingfisher PLC	JPMorgan Chase	0.507%	EUR	1,000	(1.000%)	03/20/19	(30)
Koninklijke Ahold NV	JPMorgan Chase	0.272%	USD	1,000	(1.000%)	03/20/19	(33)
Koninklijke Ahold NV	JPMorgan Chase	0.695%	EUR	2,000	1.000%	06/20/19	39
Koninklijke DSM NV	JPMorgan Chase	0.458%	EUR	1,000	1.000%	06/20/19	35
Koninklijke DSM NV	JPMorgan Chase	0.458%	EUR	1,000	(1.000%)	06/20/19	(35)
Koninklijke DSM NV	JPMorgan Chase	0.458%	EUR	1,000	1.000%	06/20/19	35
Koninklijke DSM NV	JPMorgan Chase	0.458%	EUR	1,000	1.000%	06/20/19	35
Koninklijke KPN NV	JPMorgan Chase	0.893%	EUR	2,000	(1.000%)	06/20/19	(14)
Koninklijke KPN NV	JPMorgan Chase	0.893%	EUR	1,000	1.000%	06/20/19	7
Koninklijke Philips NV	JPMorgan Chase	0.484%	EUR	1,000	(1.000%)	06/20/19	(33)
Koninklijke Philips NV	JPMorgan Chase	0.484%	EUR	1,000	1.000%	06/20/19	33
KP Home	JPMorgan Chase	0.000%	USD	500	(5.000%)	09/20/19	(42)
Ladbrokes PLC	JPMorgan Chase	0.792%	USD	1,000	(1.000%)	12/20/18	(9)
Lanxess AG	JPMorgan Chase	0.970%	EUR	1,000	(1.000%)	09/20/19	(2)
Lanxess AG	JPMorgan Chase	0.970%	EUR	1,000	1.000%	09/20/19	2
Lennar Corp.	JPMorgan Chase	2.106%	USD	1,000	5.000%	06/20/19	131
Lennar Corp.	JPMorgan Chase	2.106%	USD	1,000	5.000%	06/20/19	131
Lockheed Martin Corp.	JPMorgan Chase	0.218%	USD	1,000	(1.000%)	09/20/19	(39)
Louisiana-Pacific Corp.	JPMorgan Chase	1.942%	USD	1,000	(5.000%)	06/20/19	(140)
Lowe's Companies, Inc.	JPMorgan Chase	0.257%	USD	1,000	1.000%	03/20/19	34
Lowe's Companies, Inc.	JPMorgan Chase	0.275%	USD	1,000	(1.000%)	06/20/19	(35)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.380%	EUR	1,000	1.000%	06/20/19	40
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.380%	EUR	1,000	1.000%	06/20/19	40

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 319

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
M.D.C. Holdings, Inc.	JPMorgan Chase	1.472%	USD	1,000	(1.000%)	06/20/19	22
Masco Corp.	JPMorgan Chase	1.432%	USD	2,000	(5.000%)	06/20/19	(330)
Mattel, Inc.	JPMorgan Chase	0.666%	USD	3,000	1.000%	06/20/19	47
Mattel, Inc.	JPMorgan Chase	0.666%	USD	500	1.000%	06/20/19	8
McDonald's Corp.	JPMorgan Chase	0.180%	USD	2,000	(1.000%)	06/20/19	(78)
McKesson Corp.	JPMorgan Chase	0.257%	USD	2,000	(1.000%)	06/20/19	(71)
MeadWesvaco Corp.	JPMorgan Chase	0.257%	USD	2,000	(1.000%)	03/20/19	(67)
MeadWesvaco Corp.	JPMorgan Chase	0.630%	USD	1,000	1.000%	12/20/18	16
MeadWesvaco Corp.	JPMorgan Chase	0.839%	USD	1,000	1.000%	06/20/19	8
MeadWesvaco Corp.	JPMorgan Chase	0.839%	USD	1,000	1.000%	06/20/19	8
MeadWesvaco Corp.	JPMorgan Chase	0.839%	USD	1,000	1.000%	06/20/19	8
MeadWesvaco Corp.	JPMorgan Chase	0.839%	USD	1,000	1.000%	06/20/19	8
Meritor, Inc.	JPMorgan Chase	2.701%	USD	1,000	(5.000%)	06/20/19	(103)
Metro AG	JPMorgan Chase	0.911%	EUR	1,000	(1.000%)	06/20/19	(6)
Metsa Board Corp.	JPMorgan Chase	1.826%	EUR	1,000	5.000%	03/20/19	189
Metsa Board Corp.	JPMorgan Chase	1.934%	EUR	500	5.000%	06/20/19	96
Mondelez International, Inc.	JPMorgan Chase	0.426%	USD	1,000	1.000%	06/20/19	27
Mondelez International, Inc.	JPMorgan Chase	0.426%	USD	2,000	1.000%	06/20/19	54
Motorola Solutions, Inc.	JPMorgan Chase	0.831%	USD	1,000	1.000%	06/20/19	8
Motorola Solutions, Inc.	JPMorgan Chase	0.831%	USD	3,000	1.000%	06/20/19	24
National Grid PLC	JPMorgan Chase	0.455%	EUR	1,000	(1.000%)	06/20/19	(35)
National Grid PLC	JPMorgan Chase	0.455%	EUR	1,000	1.000%	06/20/19	35
National Grid PLC	JPMorgan Chase	0.455%	EUR	1,000	1.000%	06/20/19	35
Newell Rubbermaind, Inc.	JPMorgan Chase	0.591%	USD	1,000	1.000%	03/20/19	18
Newell Rubbermaind, Inc.	JPMorgan Chase	0.629%	USD	1,000	1.000%	06/20/19	17
Newell Rubbermaind, Inc.	JPMorgan Chase	0.629%	USD	1,000	1.000%	06/20/19	17
Newmont Mining Corp.	JPMorgan Chase	1.730%	USD	1,000	(1.000%)	06/20/19	3
Newmont Mining Corp.	JPMorgan Chase	1.730%	USD	1,000	(1.000%)	06/20/19	3
Next PLC	JPMorgan Chase	0.474%	EUR	1,000	(1.000%)	06/20/19	(34)
Next PLC	JPMorgan Chase	0.474%	EUR	1,000	1.000%	06/20/19	34
Next PLC	JPMorgan Chase	0.499%	EUR	1,000	1.000%	09/20/19	34
Next PLC	JPMorgan Chase	0.499%	EUR	1,000	1.000%	09/20/19	34
Nordstrom, Inc.	JPMorgan Chase	0.543%	USD	500	1.000%	06/20/19	11
Nordstrom, Inc.	JPMorgan Chase	0.543%	USD	1,000	1.000%	06/20/19	22
Nordstrom, Inc.	JPMorgan Chase	0.543%	USD	1,000	1.000%	06/20/19	22
Nordstrom, Inc.	JPMorgan Chase	0.543%	USD	1,000	1.000%	06/20/19	22
Norfolk Southern Corp.	JPMorgan Chase	0.218%	USD	1,000	(1.000%)	09/20/19	(39)
Norfolk Southern Corp.	JPMorgan Chase	0.893%	USD	1,000	1.000%	03/20/19	5
Northrop Grumman Corp.	JPMorgan Chase	0.195%	USD	1,000	(1.000%)	09/20/19	(40)
Northrop Grumman Corp.	JPMorgan Chase	0.195%	USD	1,000	(1.000%)	09/20/19	(40)
NRG Energy, Inc.	JPMorgan Chase	2.499%	USD	1,000	5.000%	03/20/19	107
NRG Energy, Inc.	JPMorgan Chase	2.649%	USD	1,000	5.000%	06/20/19	105
NRG Energy, Inc.	JPMorgan Chase	2.649%	USD	1,000	5.000%	06/20/19	105
Occidental Petroleum Corp.	JPMorgan Chase	0.399%	USD	2,000	1.000%	03/20/19	54
Olin Corp.	JPMorgan Chase	1.410%	USD	2,000	1.000%	06/20/19	(38)
Omnicom Group, Inc.	JPMorgan Chase	0.369%	USD	3,000	(1.000%)	06/20/19	(90)
Omnicom Group, Inc.	JPMorgan Chase	0.369%	USD	1,000	1.000%	06/20/19	30
Oneok, Inc.	JPMorgan Chase	0.824%	USD	1,000	1.000%	06/20/19	8
Oneok, Inc.	JPMorgan Chase	0.824%	USD	1,000	1.000%	06/20/19	8
Oneok, Inc.	JPMorgan Chase	0.824%	USD	1,000	1.000%	06/20/19	8
Owens-Illinois, Inc.	JPMorgan Chase	1.540%	USD	1,000	5.000%	06/20/19	160
Pearson PLC	JPMorgan Chase	0.566%	EUR	1,500	(1.000%)	12/20/18	(38)
Pearson PLC	JPMorgan Chase	0.643%	EUR	1,000	(1.000%)	06/20/19	(23)
Pearson PLC	JPMorgan Chase	0.643%	EUR	1,000	1.000%	06/20/19	23
Pearson PLC	JPMorgan Chase	1.169%	EUR	1,500	5.000%	12/20/18	329
Pernod Ricard	JPMorgan Chase	0.563%	EUR	1,000	(1.000%)	06/20/19	(28)

See accompanying notes which are an integral part of this quarterly report.
320 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Pernod Ricard	JPMorgan Chase	0.563%	EUR	1,000	1.000%	06/20/19	28
Pernod Ricard	JPMorgan Chase	0.563%	EUR	2,000	1.000%	06/20/19	56
Pernod Ricard	JPMorgan Chase	1.950%	EUR	1,000	(1.000%)	03/20/19	6
Pfizer, Inc.	JPMorgan Chase	0.235%	USD	1,000	(1.000%)	09/20/19	(38)
Pioneer Natural Resources Co.	JPMorgan Chase	0.500%	EUR	1,000	(1.000%)	03/20/19	(31)
Pitney Bowes, Inc.	JPMorgan Chase	0.864%	USD	1,000	(1.000%)	06/20/19	(6)
Pitney Bowes, Inc.	JPMorgan Chase	0.864%	USD	1,000	(1.000%)	06/20/19	(6)
PolyOne Corp.	JPMorgan Chase	1.626%	USD	1,000	5.000%	03/20/19	148
PolyOne Corp.	JPMorgan Chase	1.733%	USD	1,000	5.000%	06/20/19	150
PostNL NV	JPMorgan Chase	0.807%	EUR	1,000	(1.000%)	06/20/19	(12)
Potash Corp. of Saskatchewan, Inc.	JPMorgan Chase	0.482%	USD	1,000	1.000%	06/20/19	25
Prologis LP	JPMorgan Chase	0.697%	USD	1,000	(1.000%)	06/20/19	(14)
Prologis LP	JPMorgan Chase	0.697%	USD	4,000	1.000%	06/20/19	57
Prologis LP	JPMorgan Chase	0.697%	USD	1,000	(1.000%)	06/20/19	(14)
Prologis LP	JPMorgan Chase	0.725%	EUR	1,000	1.000%	03/20/19	17
Prologis LP	JPMorgan Chase	0.730%	USD	1,000	1.000%	09/20/19	13
PulteGroup, Inc.	JPMorgan Chase	1.659%	USD	500	5.000%	06/20/19	77
PulteGroup, Inc.	JPMorgan Chase	1.659%	USD	1,000	5.000%	06/20/19	154
PulteGroup, Inc.	JPMorgan Chase	1.659%	USD	1,000	5.000%	06/20/19	154
Quest Diagnostics, Inc.	JPMorgan Chase	1.126%	USD	1,500	1.000%	06/20/19	(9)
R.R. Donnelley & Sons Co.	JPMorgan Chase	0.452%	USD	1,000	1.000%	12/20/18	23
Raytheon Co.	JPMorgan Chase	0.228%	USD	2,000	(1.000%)	09/20/19	(77)
Rentokil Initial PLC	JPMorgan Chase	0.699%	EUR	1,000	(1.000%)	06/20/19	(19)
Rentokil Initial PLC	JPMorgan Chase	0.699%	EUR	1,000	1.000%	06/20/19	19
Reynolds American, Inc.	JPMorgan Chase	0.684%	USD	1,000	(1.000%)	06/20/19	(15)
Reynolds American, Inc.	JPMorgan Chase	0.684%	USD	2,000	1.000%	06/20/19	30
Reynolds American, Inc.	JPMorgan Chase	0.684%	USD	2,000	1.000%	06/20/19	30
Reynolds American, Inc.	JPMorgan Chase	0.949%	USD	1,000	(1.000%)	12/20/18	(2)
Rolls-Royce PLC	JPMorgan Chase	0.510%	EUR	1,000	(1.000%)	06/20/19	(32)
Rolls-Royce PLC	JPMorgan Chase	0.510%	EUR	1,000	(1.000%)	06/20/19	(32)
Rolls-Royce PLC	JPMorgan Chase	0.510%	EUR	500	1.000%	06/20/19	16
Rolls-Royce PLC	JPMorgan Chase	0.547%	EUR	1,000	(1.000%)	12/20/18	(26)
Royal Caribbean Cruises LTD	JPMorgan Chase	1.427%	USD	1,000	5.000%	06/20/19	166
Ryder System, Inc.	JPMorgan Chase	0.535%	USD	2,000	1.000%	03/20/19	42
Sabmillier PLC	JPMorgan Chase	0.445%	EUR	2,000	1.000%	06/20/19	72
Safeway Limited	JPMorgan Chase	1.323%	EUR	1,000	(1.000%)	06/20/19	21
Saint-Gobain	JPMorgan Chase	0.685%	EUR	1,000	(1.000%)	06/20/19	(20)
Schneider Electric SA	JPMorgan Chase	0.430%	EUR	1,000	(1.000%)	03/20/19	(35)
Sempra Energy	JPMorgan Chase	0.328%	USD	1,000	(1.000%)	09/20/19	(33)
SES	JPMorgan Chase	0.586%	EUR	1,000	1.000%	03/20/19	25
SES	JPMorgan Chase	0.619%	EUR	1,000	1.000%	06/20/19	25
Sodexo	JPMorgan Chase	0.461%	EUR	1,000	(1.000%)	03/20/19	(33)
Sodexo	JPMorgan Chase	0.461%	EUR	1,000	1.000%	03/20/19	33
Sodexo	JPMorgan Chase	0.485%	EUR	1,000	1.000%	06/20/19	33
Sodexo	JPMorgan Chase	0.485%	EUR	1,000	1.000%	06/20/19	33
Southwest Airlines Co.	JPMorgan Chase	0.610%	USD	2,000	(1.000%)	06/20/19	(37)
Spectra Energy Capital LLC	JPMorgan Chase	0.332%	USD	2,000	(1.000%)	12/20/18	(57)
Spectra Energy Capital LLC	JPMorgan Chase	0.600%	USD	1,000	1.000%	03/20/19	18
Spectra Energy Capital LLC	JPMorgan Chase	0.643%	USD	1,000	1.000%	06/20/19	17
Spectra Energy Capital LLC	JPMorgan Chase	0.643%	USD	1,000	1.000%	06/20/19	17
Sprint Communications, Inc.	JPMorgan Chase	2.430%	USD	1,000	(5.000%)	03/20/19	(111)
Sprint Communications, Inc.	JPMorgan Chase	2.583%	USD	500	(5.000%)	06/20/19	(54)
Standard Pacific Corp.	JPMorgan Chase	2.314%	USD	500	(5.000%)	09/20/19	(64)
Stanley Black & Decker, Inc.	JPMorgan Chase	0.600%	USD	1,000	1.000%	06/20/19	19
Stanley Black & Decker, Inc.	JPMorgan Chase	0.632%	USD	1,000	1.000%	09/20/19	18
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.555%	USD	1,000	(1.000%)	03/20/19	(20)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 321

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.596%	USD	1,000	1.000%	06/20/19	19
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.596%	USD	1,000	1.000%	06/20/19	19
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	0.968%	EUR	1,000	(1.000%)	06/20/19	(2)
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.210%	EUR	1,000	(1.000%)	09/20/19	1
Swedish Match AB	JPMorgan Chase	0.566%	EUR	1,000	1.000%	06/20/19	28
Target Corp.	JPMorgan Chase	0.411%	USD	1,000	(1.000%)	06/20/19	(28)
Target Corp.	JPMorgan Chase	0.411%	USD	2,000	1.000%	06/20/19	56
Tate & Lyle PLC	JPMorgan Chase	0.671%	EUR	1,000	1.000%	06/20/19	21
Tate & Lyle Public Limited Co.	JPMorgan Chase	0.630%	EUR	1,000	(1.000%)	03/20/19	(23)
Tate & Lyle Public Limited Co.	JPMorgan Chase	0.671%	EUR	1,000	1.000%	06/20/19	21
Teck Resources, Ltd.	JPMorgan Chase	1.218%	USD	1,000	(1.000%)	06/20/19	10
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.485%	EUR	1,000	(1.000%)	03/20/19	(32)
Telekom Austria Aktiengesellschaft	JPMorgan Chase	0.578%	EUR	1,000	(1.000%)	03/20/19	(26)
Telenor ASA	JPMorgan Chase	0.365%	EUR	1,000	(1.000%)	03/20/19	(39)
TeliaSonera Aktiebolag	JPMorgan Chase	0.365%	EUR	1,000	(1.000%)	03/20/19	(39)
TeliaSonera Aktiebolag	JPMorgan Chase	0.365%	EUR	1,000	1.000%	03/20/19	39
TeliaSonera Aktiebolag	JPMorgan Chase	0.385%	EUR	1,000	1.000%	06/20/19	40
TeliaSonera Aktiebolag	JPMorgan Chase	0.385%	EUR	1,000	1.000%	06/20/19	40
Tenet Healthcare Corp.	JPMorgan Chase	2.579%	USD	500	(5.000%)	03/20/19	(52)
Tenet Healthcare Corp.	JPMorgan Chase	2.746%	USD	500	(5.000%)	06/20/19	(50)
Tesco PLC	JPMorgan Chase	0.883%	EUR	500	(1.000%)	06/20/19	(4)
Tesco PLC	JPMorgan Chase	0.883%	EUR	500	(1.000%)	06/20/19	(4)
Tesco PLC	JPMorgan Chase	0.883%	EUR	1,000	(1.000%)	06/20/19	(7)
Thales Group	JPMorgan Chase	0.543%	EUR	1,000	(1.000%)	06/20/19	(30)
The AES Corp.	JPMorgan Chase	2.930%	USD	1,000	5.000%	06/20/19	132
The AES Corp.	JPMorgan Chase	2.930%	USD	1,000	5.000%	06/20/19	132
The Boeing Co.	JPMorgan Chase	0.272%	USD	2,000	(1.000%)	12/20/18	(63)
The Dow Chemical Co.	JPMorgan Chase	0.613%	USD	1,000	(1.000%)	06/20/19	(18)
The Dow Chemical Co.	JPMorgan Chase	0.613%	USD	2,000	1.000%	06/20/19	37
The Dow Chemical Co.	JPMorgan Chase	0.613%	USD	1,000	1.000%	06/20/19	18
The Gap, Inc.	JPMorgan Chase	0.769%	USD	1,000	1.000%	03/20/19	10
The Gap, Inc.	JPMorgan Chase	0.828%	USD	1,000	(1.000%)	06/20/19	(8)
The Hillshire Brands Co.	JPMorgan Chase	0.510%	EUR	1,500	1.000%	12/20/18	43
The Kroger Co.	JPMorgan Chase	0.506%	USD	1,000	(1.000%)	09/20/19	(25)
The McClatchy Co.	JPMorgan Chase	4.565%	USD	500	(5.000%)	06/20/19	(9)
The New York Times Co.	JPMorgan Chase	0.000%	USD	1,000	(5.000%)	09/20/19	(153)
The Ryland Group, Inc.	JPMorgan Chase	2.172%	USD	1,000	5.000%	12/20/18	117
The Sherman-Williams Co.	JPMorgan Chase	0.376%	USD	1,000	(1.000%)	03/20/19	(28)
The Sherman-Williams Co.	JPMorgan Chase	0.381%	EUR	2,000	1.000%	03/20/19	76
The Sherman-Williams Co.	JPMorgan Chase	0.401%	USD	3,000	1.000%	06/20/19	85
The Sherman-Williams Co.	JPMorgan Chase	0.401%	USD	3,000	(1.000%)	06/20/19	(85)
The Walt Disney Co.	JPMorgan Chase	0.205%	USD	1,000	(1.000%)	06/20/19	(38)
The Walt Disney Co.	JPMorgan Chase	0.205%	USD	1,000	(1.000%)	06/20/19	(38)
The Williams Companies, Inc.	JPMorgan Chase	0.958%	USD	1,000	1.000%	06/20/19	2
Toll Brothers, Inc.	JPMorgan Chase	1.482%	USD	1,000	1.000%	06/20/19	(22)
Toll Brothers, Inc.	JPMorgan Chase	1.482%	USD	1,000	1.000%	06/20/19	(22)
Transocean, Inc.	JPMorgan Chase	0.000%	USD	1,500	1.000%	06/20/19	(39)
Transocean, Inc.	JPMorgan Chase	1.100%	USD	2,000	5.000%	12/20/18	338
Transocean, Inc.	JPMorgan Chase	1.487%	USD	1,500	(1.000%)	06/20/19	34
Tyson Foods, Inc.	JPMorgan Chase	0.756%	USD	3,000	1.000%	06/20/19	34
Unibail-Rodamco SE	JPMorgan Chase	0.590%	EUR	1,000	1.000%	06/20/19	26
Unibail-Rodamco SE	JPMorgan Chase	0.590%	EUR	1,000	1.000%	06/20/19	26
Union Pacific Corp.	JPMorgan Chase	0.194%	USD	1,000	(1.000%)	09/20/19	(40)
United Parcel Service, Inc.	JPMorgan Chase	0.203%	USD	1,000	(1.000%)	09/20/19	(40)
United States Steel Corp.	JPMorgan Chase	3.259%	USD	1,000	5.000%	06/20/19	77
United States Steel Corp.	JPMorgan Chase	3.530%	USD	500	5.000%	03/20/19	41

See accompanying notes which are an integral part of this quarterly report.
322 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
United Utilities PLC	JPMorgan Chase	0.630%	USD	2,000	1.000%	12/20/18	32
United Utilities PLC	JPMorgan Chase	0.881%	EUR	1,000	1.000%	06/20/19	8
United Utilities PLC	JPMorgan Chase	0.881%	EUR	500	1.000%	06/20/19	4
United Utilities PLC	JPMorgan Chase	0.881%	EUR	1,000	1.000%	06/20/19	8
Universal Health Services, Inc.	JPMorgan Chase	1.130%	USD	1,000	1.000%	06/20/19	(1)
Universal Health Services, Inc.	JPMorgan Chase	1.130%	USD	1,000	(1.000%)	06/20/19	1
Universal Health Services, Inc.	JPMorgan Chase	1.130%	USD	1,000	1.000%	06/20/19	(1)
Universal Health Services, Inc.	JPMorgan Chase	1.130%	USD	2,000	1.000%	06/20/19	(1)
Valeo	JPMorgan Chase	0.684%	EUR	1,000	(1.000%)	06/20/19	(20)
Valero Energy Corp.	JPMorgan Chase	0.867%	USD	1,000	(1.000%)	06/20/19	(6)
Valero Energy Corp.	JPMorgan Chase	0.867%	USD	1,000	(1.000%)	06/20/19	(6)
Veolia Environment	JPMorgan Chase	0.660%	EUR	1,000	1.000%	03/20/19	21
Verizon Communications, Inc.	JPMorgan Chase	0.416%	USD	1,500	1.000%	06/20/19	42
Verizon Communications, Inc.	JPMorgan Chase	0.416%	USD	1,500	1.000%	06/20/19	42
Vivendi	JPMorgan Chase	0.000%	EUR	1,000	1.000%	06/20/19	20
Vivendi SA	JPMorgan Chase	0.513%	USD	2,000	1.000%	12/20/18	42
Vivendi SA	JPMorgan Chase	0.696%	EUR	1,000	(1.000%)	06/20/19	(20)
Vodafone Group PLC	JPMorgan Chase	0.554%	EUR	1,000	(1.000%)	06/20/19	(29)
Volkswagen AG	JPMorgan Chase	0.415%	EUR	2,000	(1.000%)	06/20/19	(76)
Volkswagen AG	JPMorgan Chase	0.415%	EUR	1,000	1.000%	06/20/19	38
Volkswagen AG	JPMorgan Chase	0.415%	EUR	1,000	1.000%	06/20/19	38
Vornado Realty LP	JPMorgan Chase	0.619%	USD	1,000	(1.000%)	06/20/19	(18)
Vornado Realty LP	JPMorgan Chase	0.619%	USD	1,000	1.000%	06/20/19	18
Vornado Realty LP	JPMorgan Chase	0.619%	USD	3,000	1.000%	06/20/19	54
Vulcan Materials Co.	JPMorgan Chase	1.167%	USD	1,000	5.000%	06/20/19	179
Wal-Mart Stores, Inc.	JPMorgan Chase	0.168%	USD	1,000	(1.000%)	06/20/19	(40)
Wal-Mart Stores, Inc.	JPMorgan Chase	0.168%	USD	1,000	(1.000%)	06/20/19	(40)
Waste Management, Inc.	JPMorgan Chase	0.474%	USD	1,000	1.000%	06/20/19	25
Waste Management, Inc.	JPMorgan Chase	0.474%	USD	1,000	1.000%	06/20/19	25
Weyerhaeuser Co.	JPMorgan Chase	0.596%	USD	1,000	1.000%	06/20/19	19
Weyerhaeuser Co.	JPMorgan Chase	0.596%	USD	1,500	1.000%	06/20/19	29
Weyerhaeuser Co.	JPMorgan Chase	0.596%	USD	500	1.000%	06/20/19	10
Whirlpool Corp.	JPMorgan Chase	0.726%	USD	1,000	(1.000%)	06/20/19	(13)
Whirlpool Corp.	JPMorgan Chase	0.726%	USD	1,500	(1.000%)	06/20/19	(19)
Whirlpool Corp.	JPMorgan Chase	0.726%	USD	500	1.000%	06/20/19	6
Windstream Corp.	JPMorgan Chase	2.246%	USD	1,000	(5.000%)	03/20/19	(119)
Wolters Kluwer NV	JPMorgan Chase	0.537%	EUR	1,000	(1.000%)	06/20/19	(30)
Wolters Kluwer NV	JPMorgan Chase	0.537%	EUR	3,000	1.000%	06/20/19	90
YUM! Brands, Inc.	JPMorgan Chase	0.470%	USD	2,000	1.000%	06/20/19	50
YUM! Brands, Inc.	JPMorgan Chase	0.470%	USD	1,000	1.000%	06/20/19	25
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $4,211							4,226
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value

Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
iTraxx Europe Index	Credit Suisse		EUR	300	(1.000%)	06/20/19	(6)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($7)							(6)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $4,204 (å)							4,220

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 323

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2014 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$—	$3,137		$—	$3,137
Corporate Bonds and Notes	—	49,633		—	49,633
International Debt	—	19,959		—	19,959
Loan Agreements	—	40,759		—	40,759
Mortgage-Backed Securities	—	9,551		—	9,551
Municipal Bonds	—	5,611		—	5,611
Non-US Bonds	—	50,978		—	50,978
United States Government Treasuries	—	35,100		—	35,100
Common Stocks
Consumer Discretionary	42,076	12,091		—	54,167
Consumer Staples	646	—		—	646
Energy	21,605	433		—	22,038
Financial Services	40,954	24,248		—	65,202
Health Care	28,045	3,614		—	31,659
Materials and Processing	7,886	8,984		—	16,870
Producer Durables	3,565	4,545		—	8,110
Technology	15,057	8,431		—	23,488
Utilities	14,488	2,269		—	16,757
Investments in Other Funds	2,969	—		—	2,969
Preferred Stocks	4,126	2,341		—	6,467
Options Purchased	13,855	6,409		—	20,264
Warrants & Rights	109	—		—	109
Short-Term Investments	—	384,909		—	384,909
Repurchase Agreements	—	36,900		—	36,900
Total Investments	195,381	709,902		—	905,283

Securities Sold Short**
Long-Term Investments	—	(17,679)		—	(17,679)
Common Stock	(12,909)	(9,136)		—	(22,045)
Investments in Other Funds	(31,195)	—		—	(31,195)
Preferred Stock	—	(1,752)		—	(1,752)

Other Financial Instruments
Futures Contracts	280	—		—	280
Options Written	(2,366)	(446)		—	(2,812)
Foreign Currency Exchange Contracts	(9)	(1,600)		—	(1,609)
Index Swap Contracts	—	(591)		—	(591)
Interest Rate Swap Contracts	—	708		—	708
Credit Default Swap Contracts	—	4,220		—	4,220
Total Other Financial Instruments*	$(2,095)	$2,291		$—	$196
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
** Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

324 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
Amount ($) or		Value			Amount ($) or	Value
	Shares	$			Shares	$
Common Stocks - 86.1%				Nu Skin Enterprises, Inc. Class A	284	17
Consumer Discretionary - 11.4%				Pandora Media, Inc.(Æ)	1,810	45
Abercrombie & Fitch Co. Class A	705		28	PulteGroup, Inc.	2,943	52
Advance Auto Parts, Inc.	242		29	PVH Corp.	797	88
Amazon.com, Inc.(Æ)(¡)	2,052		642	Regal Entertainment Group Class A	1,672	33
AMC Networks, Inc. Class A(Æ)	208		12	Sally Beauty Holdings, Inc.(Æ)	375	10
Ascena Retail Group, Inc.(Æ)	3,338		54	Scripps Networks Interactive, Inc. Class A	597	49
AutoNation, Inc.(Æ)	793		42	SeaWorld Entertainment, Inc.	715	20
Bally Technologies, Inc.(Æ)	834		50	Starbucks Corp.	3,726	289
Best Buy Co., Inc.	2,196		65	Taylor Morrison Home Corp. Class A(Æ)	957	17
Cablevision Systems Corp. Class A	2,094		40	Tempur Sealy International, Inc.(Æ)	219	12
CarMax, Inc.(Æ)	2,143		105	Tesla Motors, Inc.(Æ)	344	77
Charter Communications, Inc. Class A(Æ)	238		37	Tiffany & Co.	1,156	113
Chico's FAS, Inc.	1,305		21	Time Warner, Inc.	4,934	410
Choice Hotels International, Inc.	141		7	TJX Cos., Inc.	4,732	252
Cinemark Holdings, Inc.	781		26	TripAdvisor, Inc.(Æ)	769	73
Clear Channel Outdoor Holdings, Inc. Class				Urban Outfitters, Inc.(Æ)	1,573	56
A	2,880		22	Visteon Corp.(Æ)	226	22
Comcast Corp. Class A(Æ)(¡)	14,746		792	Wal-Mart Stores, Inc.(¡)	8,670	638
Costco Wholesale Corp.	2,784		327	Walt Disney Co. (The)(¡)	9,323	801
Deckers Outdoor Corp.(Æ)	368		33	Whirlpool Corp.	556	79
DIRECTV(Æ)	3,658		315	Wyndham Worldwide Corp.	1,531	116
Dollar General Corp.(Æ)	2,083		115			9,774
DR Horton, Inc.	2,712		56
DreamWorks Animation SKG, Inc. Class				Consumer Staples - 6.7%
A(Æ)	725		14	Altria Group, Inc.	14,066	571
DSW, Inc. Class A	958		25	Bunge, Ltd.	647	51
Dunkin' Brands Group, Inc.	958		41	Campbell Soup Co.	2,795	116
eBay, Inc.(Æ)	5,552		293	Coca-Cola Co. (The)(¡)	10,630	418
Expedia, Inc.	692		55	Colgate-Palmolive Co.	5,464	346
Ford Motor Co.	21,357		363	Constellation Brands, Inc. Class A(Æ)	597	50
Fortune Brands Home & Security, Inc.	621		23	CVS Caremark Corp.	6,712	513
Fossil Group, Inc.(Æ)	397		39	GNC Holdings, Inc. Class A	545	18
GameStop Corp. Class A	1,714		72	Herbalife, Ltd.	359	19
Gannett Co., Inc.	1,865		61	Hillshire Brands Co. (The)	755	47
Gentex Corp.	1,627		47	Hormel Foods Corp.	2,326	105
Goodyear Tire & Rubber Co. (The)	2,724		69	Keurig Green Mountain, Inc.	526	63
Graham Holdings Co. Class B	55		38	Kimberly-Clark Corp.	2,584	268
H&R Block, Inc.	2,631		84	Kraft Foods Group, Inc.(Æ)	3,305	177
Harman International Industries, Inc.	482		52	Molson Coors Brewing Co. Class B	1,487	100
Hasbro, Inc.	1,340		67	Mondelez International, Inc. Class A	9,898	356
Home Depot, Inc.(¡)	8,950		724	PepsiCo, Inc.(¡)	9,278	817
Hyatt Hotels Corp. Class A(Æ)	488		29	Philip Morris International, Inc.(¡)	4,891	401
International Game Technology	2,651		45	Procter & Gamble Co. (The)(¡)	13,742	1,063
Interpublic Group of Cos., Inc. (The)	1,780		35	Safeway, Inc.	2,324	80
JC Penney Co., Inc.(Æ)	10,549		99	Tyson Foods, Inc. Class A	2,568	96
Lamar Advertising Co. Class A	451		23	Walgreen Co.	1,585	109
Lear Corp.	1,030		97			5,784
Leggett & Platt, Inc.	680		22
Lennar Corp. Class A	954		35	Energy - 9.3%
Liberty Media Corp. - Interactive(Æ)	1,594		45	Anadarko Petroleum Corp.	3,508	375
Madison Square Garden Co. (The) Class A(Æ)	323		19	Apache Corp.	2,959	304
McDonald's Corp.	5,682		537	Cheniere Energy, Inc.(Æ)	1,236	87
Michael Kors Holdings, Ltd.(Æ)	852		69	Chevron Corp.(¡)	9,365	1,210
Netflix, Inc.(Æ)	367		155	Cobalt International Energy, Inc.(Æ)	440	7
Newell Rubbermaid, Inc.	1,515		49	ConocoPhillips	8,741	721
News Corp. Class A(Æ)	1,262		22	CONSOL Energy, Inc.	4,549	177
Nielsen NV	237		11	Denbury Resources, Inc.	5,120	87
Nike, Inc. Class B	4,257		328	EQT Corp.	2,257	212

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 325

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Exxon Mobil Corp.(¡)	21,225	2,100	Lincoln National Corp.	2,048	107
First Solar, Inc.(Æ)	501	32	Macerich Co. (The)(ö)	665	43
Halliburton Co.	7,112	491	MasterCard, Inc. Class A	6,458	479
Helmerich & Payne, Inc.	1,227	130	MBIA, Inc.(Æ)	504	5
HollyFrontier Corp.	948	45	MetLife, Inc.	6,203	326
Kosmos Energy, Ltd.(Æ)	1,026	10	NASDAQ OMX Group, Inc. (The)	2,333	98
Nabors Industries, Ltd.	4,749	129	Old Republic International Corp.	1,160	17
Noble Corp. PLC	1,228	38	People's United Financial, Inc.	6,651	97
Occidental Petroleum Corp.	4,488	439	Public Storage(ö)	857	147
Peabody Energy Corp.	473	7	Raymond James Financial, Inc.	1,908	97
QEP Resources, Inc.	1,612	53	Realty Income Corp.(ö)	772	33
Rowan Companies PLC(Æ)	1,570	48	RenaissanceRe Holdings, Ltd.	1,137	111
Schlumberger, Ltd.(¡)	8,132	881	SEI Investments Co.	2,715	97
SM Energy Co.	785	62	Simon Property Group, Inc.(ö)	2,224	374
Superior Energy Services, Inc.	1,913	64	SL Green Realty Corp.(ö)	803	87
Tesoro Corp.	1,113	68	StanCorp Financial Group, Inc.	824	50
Ultra Petroleum Corp.(Æ)	832	19	Synovus Financial Corp.	1,170	28
Whiting Petroleum Corp.(Æ)	1,117	99	TD Ameritrade Holding Corp.	4,432	142
WPX Energy, Inc.(Æ)	2,077	43	Torchmark Corp.	2,566	135
		7,938	Total System Services, Inc.	2,598	83
			Twenty-First Century Fox, Inc.(Æ)	10,120	321
Financial Services - 15.8%			Unum Group	5,074	174
Affiliated Managers Group, Inc.(Æ)	867	173	US Bancorp	9,816	413
Alliance Data Systems Corp.(Æ)	375	98	Visa, Inc. Class A	3,025	638
American Express Co.(¡)	6,880	605	Waddell & Reed Financial, Inc. Class A	2,936	155
American International Group, Inc.	8,619	448	Washington Prime Group, Inc.(Æ)(ö)	1,284	24
American Tower Corp. Class A(ö)	1,011	95	Weingarten Realty Investors(ö)	1,406	46
Apartment Investment & Management Co.			Wells Fargo & Co.(¡)	25,452	1,295
Class A(ö)	2,311	79	Weyerhaeuser Co.(ö)	3,853	121
Assurant, Inc.	1,255	79	WR Berkley Corp.	1,829	82
Bank of America Corp.(¡)	47,474	724	XL Group PLC Class A	3,586	116
BankUnited, Inc.	3,208	100	Zions Bancorporation	4,152	120
Berkshire Hathaway, Inc. Class B(Æ)(¡)	9,794	1,228			13,535
CBRE Group, Inc. Class A(Æ)	2,909	90
Chimera Investment Corp.(ö)	2,226	7	Health Care - 11.5%
Cincinnati Financial Corp.	3,366	155	Abbott Laboratories(¡)	7,702	324
Citigroup, Inc.(¡)	12,560	614	AbbVie, Inc.(¡)	7,637	400
Comerica, Inc.	912	46	Actavis PLC(Æ)	174	37
Crown Castle International Corp.(ö)	1,126	84	Aetna, Inc.	1,106	86
DDR Corp.(ö)	3,346	59	Allergan, Inc.	636	105
Duke Realty Corp.(ö)	4,212	76	Allscripts Healthcare Solutions, Inc.(Æ)	993	16
E*Trade Financial Corp.(Æ)	4,055	85	Amgen, Inc.	4,291	547
Eaton Vance Corp.	3,867	136	Baxter International, Inc.	3,771	282
Equifax, Inc.	652	50	Biogen Idec, Inc.(Æ)	1,635	547
Federal Realty Investment Trust(ö)	676	83	Bristol-Myers Squibb Co.	8,156	413
Federated Investors, Inc. Class B	2,001	56	Bruker Corp.(Æ)	746	17
Fidelity National Information Services, Inc.	1,695	96	CareFusion Corp.(Æ)	2,178	95
First Horizon National Corp.	3,802	45	Catamaran Corp.(Æ)	762	35
FNF Group	4,299	117	Celgene Corp.(Æ)	568	50
FNFV Group(Æ)	1,432	23	Dentsply International, Inc.	1,764	82
Genworth Financial, Inc. Class A(Æ)	4,514	59	Eli Lilly & Co.	5,710	349
Goldman Sachs Group, Inc. (The)	2,470	427	Express Scripts Holding Co.(Æ)	4,536	316
Hudson City Bancorp, Inc.	5,916	58	Gilead Sciences, Inc.(Æ)	7,706	705
Huntington Bancshares, Inc.	11,657	114	HCA Holdings, Inc.(Æ)	842	55
Intercontinental Exchange, Inc.	514	99	Health Net, Inc.(Æ)	409	17
JPMorgan Chase & Co.(¡)	17,526	1,011	Henry Schein, Inc.(Æ)	1,290	150
Kilroy Realty Corp.(ö)	1,430	88	Hill-Rom Holdings, Inc.	428	17
Legg Mason, Inc.	2,165	103	Hospira, Inc.(Æ)	668	37
Leucadia National Corp.	2,584	64	IDEXX Laboratories, Inc.(Æ)	612	76

See accompanying notes which are an integral part of this quarterly report.

326 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Incyte Corp., Ltd.(Æ)	500	24	Chicago Bridge & Iron Co.	461	27
Johnson & Johnson(¡)	14,881	1,489	Cintas Corp.	713	45
Medivation, Inc.(Æ)	424	31	Copa Holdings SA Class A	212	32
Medtronic, Inc.	7,884	487	Delta Air Lines, Inc.	3,227	121
Merck & Co., Inc.(¡)	15,711	891	Emerson Electric Co.	5,760	367
Myriad Genetics, Inc.(Æ)	401	14	Flir Systems, Inc.	1,971	66
Patterson Cos., Inc.	1,312	51	Flowserve Corp.	2,221	164
PerkinElmer, Inc.	2,078	96	GATX Corp.	511	32
Pfizer, Inc.(¡)	36,879	1,058	General Electric Co.(¡)	52,542	1,321
Regeneron Pharmaceuticals, Inc.(Æ)	412	130	Honeywell International, Inc.	5,132	471
ResMed, Inc.	905	47	IDEX Corp.	1,808	137
Sirona Dental Systems, Inc.(Æ)	468	38	IHS, Inc. Class A(Æ)	339	44
Tenet Healthcare Corp.(Æ)	1,398	74	Jacobs Engineering Group, Inc.(Æ)	2,018	103
United Therapeutics Corp.(Æ)	369	34	Joy Global, Inc.	1,124	67
UnitedHealth Group, Inc.	6,346	514	Kennametal, Inc.	1,039	44
Varian Medical Systems, Inc.(Æ)	1,286	106	L-3 Communications Holdings, Inc. Class 3	1,344	141
		9,842	Mettler-Toledo International, Inc.(Æ)	372	96
			Navistar International Corp.(Æ)	312	11
Materials and Processing - 3.3%			Oshkosh Corp.	638	29
Airgas, Inc.	844	90	Pall Corp.	1,100	85
Albemarle Corp.	615	38	Pitney Bowes, Inc.	2,023	55
Allegheny Technologies, Inc.	1,360	51	Quanta Services, Inc.(Æ)	1,940	65
Ball Corp.	1,447	89	Robert Half International, Inc.	1,651	80
Bemis Co., Inc.	1,486	58	Rockwell Collins, Inc.	1,531	112
Cabot Corp.	555	29	RR Donnelley & Sons Co.	1,424	25
Domtar Corp.	658	24	Ryder System, Inc.	494	43
Dow Chemical Co. (The)	6,661	340	Snap-on, Inc.	769	92
EI du Pont de Nemours & Co.	5,336	343	Southwest Airlines Co.	2,791	79
FMC Corp.	1,114	73	Teekay Corp.	526	29
Huntsman Corp.	1,323	34	Textron, Inc.	2,068	75
International Flavors & Fragrances, Inc.	520	52	TransDigm Group, Inc.	332	56
Lennox International, Inc.	551	47	Trimble Navigation, Ltd.(Æ)	1,732	53
Masco Corp.	3,011	63	Union Pacific Corp.	6,272	617
MeadWestvaco Corp.	1,933	81	United Parcel Service, Inc. Class B	5,059	491
Monsanto Co.	3,444	389	United Technologies Corp.	5,341	562
Newmont Mining Corp.	2,293	57	URS Corp.	512	29
Owens-Illinois, Inc.(Æ)	1,379	43	Waters Corp.(Æ)	1,344	139
Packaging Corp. of America	995	66	WESCO International, Inc.(Æ)	875	69
Praxair, Inc.	1,988	255	Xylem, Inc.	2,411	85
Reliance Steel & Aluminum Co.	589	40			8,199
Rockwood Holdings, Inc.	1,147	90
Royal Gold, Inc.	2,332	176	Technology - 14.4%
Sealed Air Corp.	2,145	69	3D Systems Corp.(Æ)	304	15
Steel Dynamics, Inc.	1,639	35	Akamai Technologies, Inc.(Æ)	1,200	71
Tahoe Resources, Inc.(Æ)	1,578	42	Ansys, Inc.(Æ)	309	24
United States Steel Corp.	2,527	85	AOL, Inc.(Æ)	413	16
Vulcan Materials Co.	817	52	Apple, Inc.(¡)	29,269	2,797
		2,811	Avago Technologies, Ltd. Class A	839	58
			Avnet, Inc.	1,478	63
Producer Durables - 9.6%			Cadence Design Systems, Inc.(Æ)	4,432	75
3M Co.(¡)	4,400	620	Cisco Systems, Inc.(¡)	26,614	672
Accenture PLC Class A	3,500	277	Computer Sciences Corp.	949	59
AGCO Corp.	898	44	Cree, Inc.(Æ)	943	45
Allison Transmission Holdings, Inc. Class A	500	15	Electronic Arts, Inc.(Æ)	3,031	102
Ametek, Inc.	860	42	Facebook, Inc. Class A(Æ)	8,223	597
Avery Dennison Corp.	1,187	56	Fortinet, Inc.(Æ)	757	19
Boeing Co. (The)	4,507	543	Freescale Semiconductor, Ltd.(Æ)	543	11
Booz Allen Hamilton Holding Corp. Class A	1,211	27	Google, Inc. Class C(Æ)(¡)	2,605	1,499
Caterpillar, Inc.	4,132	416	Harris Corp.	882	60

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 327

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal			Fair
	Amount ($) or		Value			Amount ($) or			Value
	Shares		$			Shares			$
Hewlett-Packard Co.		9,771	348		Sep 2014 15.00 Put (500)	USD	95	(ÿ)	154
IAC/InterActiveCorp		410	28		Oct 2014 14.00 Put (300)	USD	30	(ÿ)	31
Informatica Corp.(Æ)		1,102	35		SPX Volatility Index Futures
					Oct 2014 19.00 Call (350)	USD	35	(ÿ)	48
Intel Corp.(¡)		12,135	411		Oct 2014 24.00 Call (450)	USD	45	(ÿ)	36
International Business Machines Corp.(¡)		3,241	621		Aug 2014 14.00 Put (950)	USD	95	(ÿ)	78
JDS Uniphase Corp.(Æ)		3,969	47		Total Options Purchased
Lam Research Corp.		1,621	114		(cost $586)				567
Leidos Holdings, Inc.		900	33	Short	-Term Investments - 11.2%
Linear Technology Corp.		4,274	189		Russell U.S. Cash Management Fund		9,601,543	(8)	9,602
LinkedIn Corp. Class A(Æ)		183	33		Total Short-Term Investments
Marvell Technology Group, Ltd.		1,954	26		(cost $9,602)				9,602
Maxim Integrated Products, Inc.		1,820	53		Total Investments 98.0%
Microchip Technology, Inc.		2,564	115		(identified cost $63,994)				83,888
Micron Technology, Inc.(Æ)		7,807	239
Microsoft Corp.(¡)		39,090	1,687
NetSuite, Inc.(Æ)		320	27		Other Assets and Liabilities, Net
Oracle Corp.(¡)		20,062	810		- 2.0%				1,709
QUALCOMM, Inc.(¡)		9,016	665		Net Assets - 100.0%				85,597
SBA Communications Corp. Class A(Æ)		1,097	117
Seagate Technology PLC		121	7
Skyworks Solutions, Inc.		674	34
Splunk, Inc.(Æ)		453	21
Teradyne, Inc.		2,531	46
Texas Instruments, Inc.		6,986	323
VeriSign, Inc.(Æ)		1,322	71
Vishay Intertechnology, Inc.		1,240	18
VMware, Inc. Class A(Æ)		362	36
Zynga, Inc. Class A(Æ)		1,760	5
			12,342

Utilities - 4.1%
AGL Resources, Inc.		769	40
Ameren Corp.		3,981	153
American Electric Power Co., Inc.		4,308	224
AT&T, Inc.(¡)		18,800	669
Calpine Corp.(Æ)		2,233	49
CMS Energy Corp.		7,106	206
Duke Energy Corp.		5,607	404
Frontier Communications Corp.		4,965	32
NiSource, Inc.		4,424	167
NRG Energy, Inc.		3,627	112
Pepco Holdings, Inc.		4,275	115
Pinnacle West Capital Corp.		2,955	158
Questar Corp.		1,644	37
SCANA Corp.		2,626	134
Verizon Communications, Inc.(¡)		18,621	939
Westar Energy, Inc. Class A		1,532	55
			3,494

Total Common Stocks
(cost $53,806)			73,719
Options Purchased - 0.7%
(Number of Contracts)
SPX Volatility Index
Aug 2014 18.00 Call (550)	USD	55(ÿ)	47
Sep 2014 17.00 Call (350)	USD	35(ÿ)	52
Sep 2014 21.00 Call (450)	USD	45(ÿ)	40
Nov 2014 18.00 Call (150)	USD	15(ÿ)	27
Nov 2014 22.00 Call (450)	USD	45(ÿ)	52
Aug 2014 11.00 Put (550)	USD	55(ÿ)	2

See accompanying notes which are an integral part of this quarterly report.
328 Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of	Notional		Expiration		(Depreciation)
			Contracts	Amount			Date	$
Long Positions
S&P 500 E-Mini Index Futures			73	USD	7,026		09/14	(112)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(112)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional			Expiration	Fair Value
	Call/Put	Contracts	Price	Amount			Date	$
S&P 500 Index	Call	110	1,925.00	USD	11		08/01/14	(147)
S&P 500 Index	Call	110	1,935.00	USD	11		08/01/14	(71)
S&P 500 Index	Call	100	1,850.00	USD	10		08/16/14	(914)
S&P 500 Index	Call	100	1,850.00	USD	10		08/29/14	(904)
SPX Volatility Index	Call	450	35.00	USD	45		11/19/14	(16)
SPX Volatility Index	Put	950	13.00	USD	95		08/20/14	(36)
SPX Volatility Index	Put	950	13.00	USD	95		09/17/14	(52)
SPX Volatility Index	Put	300	12.00	USD	30		10/22/14	(7)
SPX Volatility Index Futures	Call	550	15.00	USD	55		08/20/14	(85)
SPX Volatility Index Futures	Put	550	15.00	USD	55		08/20/14	(79)
Total Liability for Options Written (premiums received $2,445)								(2,311)

Transactions in options written contracts for the period ended July 31, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				930	$331
Opened				66,256	38,654
Closed				(62,466)	(36,534)
Expired				(550)	(6)
Outstanding July 31, 2014				4,170	$2,445

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total
Common Stocks
Consumer Discretionary		$9,774		$—		$—		$9,774
Consumer Staples		5,784		—		—		5,784
Energy		7,938		—		—		7,938
Financial Services		13,535		—		—		13,535
Health Care		9,842		—		—		9,842
Materials and Processing		2,811		—		—		2,811
Producer Durables		8,199		—		—		8,199
Technology		12,342		—		—		12,342
Utilities		3,494		—		—		3,494
Options Purchased		567		—		—		567
Short-Term Investments		—	9,602			—		9,602
Total Investments		74,286	9,602			—		83,888

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 329

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
					Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Other Financial Instruments
Futures Contracts		(112)		—		—		(112)
Options Written		(2,311)		—		—		(2,311)
Total Other Financial Instruments*		$(2,423)		$—		$—		$(2,423)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

330 Russell Strategic Call Overwriting Fund

Russell Investment Company Russell Funds

Notes to Schedules of Investments — July 31, 2014 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(¡) All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(##) Cargill Pro-Alpha Index – The return of the swap is derived from the return on a basket of commodities futures contracts that was developed by Cargill, using its insights into the commodities markets. The underlying investment strategy is based on a long-biased managed futures strategy using contract selection, commodity over and underweights and out-of-benchmark positions to strive to add value versus the Dow Jones UBS Commodity Index Total Return
(###) BNP Custom BIN1 Strategy Index – The return of the swap is based upon the performance of a basket of individual Dow Jones UBS
Commodity sub indexes. The underlying investment strategy follows a rules-based quantitative approach that selects and assigns weights to individual commodities using a methodology that is designed to evaluate commodities’ forward-looking return prospects.
The commodities that are included in the investable universe consist of the 22 contracts included in the Dow Jones UBS Commodity
Total Return Index. The portfolio construction process assigns position weights that are based on commodities’ relative attractiveness as well as pre-determined commodity and sector minimum/weighting bands.
(####) Russell CoreCommodity Diversified I Index – The return of the swap is derived from the return on a basket of commodities futures contracts that is expected to remain fully exposed to the 22 commodities held in the Dow Jones UBS Commodity Index Total Return, the Fund’ benchmark. The underlying investment strategy is to invest in futures contracts with longer dated maturities relative to those included in the benchmark. It seeks to initiate long utilized commodity exposure at preferred points of the individual commodity forward curve. Additionally, the strategy utilized quantitative models to selectively over and underweight specific commodities and commodities sector in order to add excess return relative to the benchmark.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate

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PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PHP - Philippine peso
AUD - Australian dollar HUF - Hungarian forint PKR - Pakistani rupee
BRL - Brazilian real IDR - Indonesian rupiah PLN - Polish zloty
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese renminbi yuan ITL - Italian lira SKK - Slovakian koruna
COP - Colombian peso JPY - Japanese yen THB - Thai baht
CRC - Costa Rican colon KES - Kenyan schilling TRY - Turkish lira
CZK - Czech koruna KRW - South Korean won TWD - Taiwanese dollar
DKK - Danish krone MXN - Mexican peso USD - United States dollar
DOP - Dominican peso MYR - Malaysian ringgit UYU – Uruguayan peso
EGP - Egyptian pound NOK - Norwegian krone VEB - Venezuelan bolivar
EUR - Euro NGN – Nigerian naira VND - Vietnamese dong
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand
GHS - Ghana cedi PEN - Peruvian nuevo sol

332 Notes to Schedules of Investments

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Notes to Quarterly Report — July 31, 2014 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 24 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligation securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain

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foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable

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Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Select U.S. Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Select International Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2014.

The Russell Global Opportunistic Credit and Russell Short Duration Bond Funds had transfers from Level 2 into Level 3 generally representing financial instruments for which third party price was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$2,292,910
Russell Short Duration Bond Fund	491,748

The Russell Emerging Markets, Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond and Russell Commodity Strategies Funds had transfers from Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amounts transferred were as follows:

Russell Emerging Markets Fund	$280,562
Russell Global Opportunistic Credit Fund	3,068,700
Russell Strategic Bond Fund	19,032,416
Russell Investment Grade Bond Fund	6,054,691
Russell Short Duration Bond Fund	4,149,000
Russell Tax Exempt Bond Fund	1,880,550
Russell Commodity Strategies Fund	635,821

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

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RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions

336 Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do not isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

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Funds
Russell International Developed Markets Fund
Russell Global Equity Fund
Select International Equity Fund
Russell Emerging Markets Fund
Russell Global Opportunistic Credit Fund
Russell Strategic Bond Fund
Russell Investment Grade Bond Fund
Russell Short Duration Bond Fund
Russell Global Infrastructure Fund
Russell Global Real Estate Securities Fund
Russell Multi-Strategy Alternative Fund

Strategies
Exposing cash to markets and trade settlement
Exposing cash to markets and trade settlement
Hedging and exposing cash to markets
Exposing cash to markets and trade settlement
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging
Exposing cash to markets and trade settlement
Exposing cash to markets and trade settlement
Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell International Developed Markets Fund	$3,149,221,351	$1,248,703,240	$1,382,606,677
Russell Global Equity Fund	419,070,117	385,995,771	381,337,149
Select International Equity Fund	—	—	70,052,994
Russell Emerging Markets Fund	1,203,877,799	724,566,182	438,357,503
Russell Global Opportunistic Credit Fund	286,230,295	613,562,071	475,976,516
Russell Strategic Bond Fund	2,392,913,199	4,604,708,717	4,218,802,341
Russell Investment Grade Bond Fund	371,696,916	771,269,667	517,338,181
Russell Short Duration Bond Fund	189,260,605	263,880,611	142,450,715
Russell Global Infrastructure Fund	280,897,708	129,826,572	122,430,527
Russell Global Real Estate Securities Fund	74,813,640	52,674,202	61,927,824
Russell Multi-Strategy Alternative Fund	1,491,561,116	2,045,690,639	2,870,623,382

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell International Developed Markets Fund	$3,144,141,858	$1,252,471,497	$1,380,546,147
Russell Global Equity Fund	422,610,226	387,091,521	383,886,058
Select International Equity Fund	—	—	70,053,688
Russell Emerging Markets Fund	1,200,059,754	726,443,978	438,879,872
Russell Global Opportunistic Credit Fund	287,495,558	611,164,647	479,496,734
Russell Strategic Bond Fund	2,397,101,486	4,596,605,000	4,228,643,514
Russell Investment Grade Bond Fund	372,234,885	770,741,231	518,351,674
Russell Short Duration Bond Fund	190,345,452	263,286,186	142,979,798
Russell Global Infrastructure Fund	279,766,254	130,168,988	122,307,446
Russell Global Real Estate Securities Fund	74,478,935	52,852,531	61,788,615
Russell Multi-Strategy Alternative Fund	1,496,548,853	2,044,645,211	2,868,754,568

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is

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extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of July 31, 2014, the Russell Strategic Call Overwriting Fund pledged securities valued at $30,446,513 as collateral in connection with options.

For the period ended July 31, 2014, the Funds purchased/sold options primarily for the strategies listed below:

Funds
Russell U.S. Defensive Equity Fund
Russell Global Opportunistic Credit Fund
Russell Strategic Bond Fund
Russell Investment Grade Bond Fund
Russell Short Duration Bond Fund
Russell Multi-Strategy Alternative Fund
Russell Strategic Call Overwriting Fund

Strategies
Exposing cash to markets
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging
Return enhancement and hedging

The Funds’ options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell U.S. Defensive Equity Fund	—	84	102
Russell Global Opportunistic Credit Fund	6	—	—
Russell Strategic Bond Fund	234	102	22
Russell Investment Grade Bond Fund	87	51	6
Russell Short Duration Bond Fund	527	469	3
Russell Multi-Strategy Alternative Fund	19,608	18,840	18,843
Russell Strategic Call Overwriting Fund	5,600	9,215	9,670

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

Funds
Russell U.S. Core Equity Fund
Russell U.S. Defensive Equity Fund
Russell U.S. Dynamic Equity Fund
Russell U.S. Strategic Equity Fund
Select U.S. Equity Fund
Russell U.S. Large Cap Equity Fund
Russell U.S. Mid Cap Equity Fund
Russell U.S. Small Cap Equity Fund
Russell International Developed Markets Fund
Russell Global Equity Fund
Russell Emerging Markets Fund
Russell Tax-Managed U.S. Large Cap Fund
Russell Tax-Managed U.S. Mid & Small Cap Fund
Russell Global Opportunistic Credit Fund
Russell Strategic Bond Fund
Russell Investment Grade Bond Fund
Russell Short Duration Bond Fund
Russell Commodity Strategies Fund
Russell Global Infrastructure Fund
Russell Global Real Estate Securities Fund
Russell Multi-Strategy Alternative Fund
Russell Strategic Call Overwriting Fund

Strategies
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Return enhancement and exposing cash to markets
Return enhancement and exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Exposing cash to markets
Return enhancement, hedging and exposing cash to markets
Return enhancement, hedging and exposing cash to markets
Return enhancement, hedging and exposing cash to markets
Return enhancement, hedging and exposing cash to markets
Return enhancement
Exposing cash to markets
Exposing cash to markets
Return enhancement and hedging
Hedging and exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell U.S. Core Equity Fund	1,049	834	629
Russell U.S. Defensive Equity Fund	501	—	129
Russell U.S. Dynamic Equity Fund	696	279	334
Russell U.S. Strategic Equity Fund	1,730	2,287	1,567
Select U.S. Equity Fund	—	—	28
Russell U.S. Large Cap Equity Fund	366	355	325
Russell U.S. Mid Cap Equity Fund	65	103	92
Russell U.S. Small Cap Equity Fund	1,115	1,119	1,989
Russell International Developed Markets Fund	11,391	7,430	9,086
Russell Global Equity Fund	8,811	10,032	9.475
Russell Emerging Markets Fund	7,655	3,802	3,367
Russell Tax-Managed U.S. Large Cap Fund	891	738	1,006
Russell Tax-Managed U.S. Mid & Small Cap Fund	192	193	221
Russell Global Opportunistic Credit Fund	563	484	1,093
Russell Strategic Bond Fund	20,898	27,866	25,161
Russell Investment Grade Bond Fund	2,521	3,762	1,717
Russell Short Duration Bond Fund	5,656	5,806	3,582
Russell Commodity Strategies Fund	984	374	260
Russell Global Infrastructure Fund	839	648	771
Russell Global Real Estate Securities Fund	763	580	678
Russell Multi-Strategy Alternative Fund	21,209	13,544	14,235
Russell Strategic Call Overwriting Fund	42	28	73

	Cash Collateral for Futures	Due to Broker
Russell U.S. Core Equity Fund	$4,012,271	$—
Russell U.S. Defensive Equity Fund	$7,983,042	$—
Russell U.S. Dynamic Equity Fund	$1,705,417	$—
Russell U.S. Strategic Equity Fund	$7,291,000	$—
Russell U.S. Large Cap Equity Fund	$1,519,000	$—
Russell U.S. Mid Cap Equity Fund	$742,000	$—
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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

Cash Collateral for Futures		Due to Broker
Russell U.S. Small Cap Equity Fund	$10,220,062	$—
Russell International Developed Markets Fund	$45,886,052	$540,038
Russell Global Equity Fund	$41,400,000	$—
Russell Emerging Markets Fund	$9,445,000	$—
Russell Tax-Managed U.S. Large Cap Fund	$4,701,898	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund $	1,645,007	$—
Russell Global Opportunistic Credit Fund	$1,160,000	$—
Russell Strategic Bond Fund	$13,228,400	$—
Russell Investment Grade Bond Fund	$2,726,300	$—
Russell Short Duration Bond Fund	$1,215,000	$—
Russell Global Infrastructure Fund	$2,640,000	$—
Russell Global Real Estate Securities Fund	$2,400,000	$—
Russell Strategic Call Overwriting Fund	$9,650,000	$—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of July 31, 2014, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$4,409,346	$450,000
Russell Strategic Bond Fund	$9,985,250	$5,774,000

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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

	Cash Collateral for Swaps	Due to Broker
Russell Investment Grade Bond Fund	$613,222	$—
Russell Short Duration Bond Fund	$3,320,000	$1,455,000
Russell Global Real Estate Securities Fund	$1,500,000	$—
Russell Multi-Strategy Alternative Fund	$56,307,505	$5,950,000

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes

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periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2014 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2014, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds
Russell Global Opportunistic Credit Fund
Russell Strategic Bond Fund
Russell Investment Grade Bond Fund
Russell Short Duration Bond Fund
Russell Multi-Strategy Alternative Fund

Strategies
Return enhancement and exposing cash to markets
Return enhancement, hedging, and exposing cash to markets
Return enhancement, hedging, and exposing cash to markets
Return enhancement and hedging
Return enhancement and hedging

The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fÿÿiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell Global Opportunistic Credit Fund	$115,000,000	$95,000,000	$116,000,000
Russell Strategic Bond Fund	98,806,448	397,500,448	240,545,448
Russell Investment Grade Bond Fund	28,264,499	112,314,499	7,000,000
Russell Short Duration Bond Fund	52,792,900	113,525,441	111,078,574
Russell Multi-Strategy Alternative Fund	316,000,000	499,000,000	527,300,000

Interest Rate Swaps

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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended July 31, 2014, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds

Strategies

Russell Strategic Bond Fund Return enhancement and hedging Russell Investment Grade Bond Fund Return enhancement and hedging Russell Short Duration Bond Fund Return enhancement and hedging Russell Multi-Strategy Alternative Fund Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell Strategic Bond Fund	$1,637,195,000	$1,594,030,000	$4,085,740,000
Russell Investment Grade Bond Fund	502,330,000	192,330,000	14,330,000
Russell Short Duration Bond Fund	339,406,000	318,625,000	348,700,000
Russell Multi-Strategy Alternative Fund	2,303,700,000	36,917,900,000	99,805,900,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2014, the Funds entered into index swaps primarily for the strategies listed below:

Funds Strategies

Russell Emerging Markets Fund Exposing cash to markets Russell Strategic Bond Fund Exposing cash to markets Russell Investment Grade Bond Fund Exposing cash to markets Russell Commodity Strategies Fund Return enhancement Russell Global Real Estate Securities Fund Exposing cash to markets Russell Multi-Strategy Alternative Fund Return enhancement and hedging

The Funds’ index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell Emerging Markets Fund	$63,594,916	$36,270,029	$38,863,377
Russell Strategic Bond Fund	567,675,880	547,656,301	634,290,642
Russell Investment Grade Bond Fund	149,566,327	69,904,452	84,346,150
Russell Commodity Strategies Fund	1,141,593,313	1,205,598,327	1,157,923,717

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Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

Russell Global Real Estate Securities Fund	12,370,124	13,399,334	14,048,226
Russell Multi-Strategy Alternative Fund	5,434,171	8,960,468	10,928,008

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended July 31, 2014, the Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The following tables illustrate the quarterly volume of currency swaps contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell Multi-Strategy Alternative Fund	$—	$11,839,644	$11,666,978
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2014	April 30, 2014	July 31, 2014
Russell Multi-Strategy Alternative Fund	$—	$11,941,720	$12,011,723

Commodity-Linked Instruments

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2014, the Russell Multi-Strategy Alternative Fund had $179,979 in unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit-Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the

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Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2014, the Russell U.S. Dynamic Equity Fund held $119,524,895, the Russell U.S. Strategic Equity Fund held $105,909,454 and the Russell Multi-Strategy Alternative Fund held $3,063,814,586 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying

Notes to Quarterly Report 347

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS

348 Notes to Quarterly Report

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Notes to Quarterly Report 349

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

As of July 31, 2014, the Funds had cash collateral balance in connection with TBAs as follows:

Due To Broker
Russell Strategic Bond Fund	$20,000

Inflation-Indexed Bonds

The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2014, net assets of the Russell Commodity Strategies Fund were $1,134,271,865 of which $ 182,141,995, or approximately 16%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $ 985,043,619 of which $ 34,790,407, or approximately 4%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The Schedule of Investments for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

350 Notes to Quarterly Report

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

4. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of July 31, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of July 31, 2014, the Funds had invested $4,017,464,969 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $470,942,096 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

6. Federal Income Taxes

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Russell U.S. Defensive Russell U.S. Dynamic Russell U.S. Strategic Select U.S. Equity
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Fund
Cost of Investments	$1,552,276,552 $	1,108,659,092 $	705,962,788 $	3,093,957,540 $	91,007,959
Unrealized Appreciation	$352,220,863 $	139,495,958 $	100,738,448 $	470,364,549 $	—
Unrealized Depreciation	(36,039,803)	(13,210,256)	(12,932,663)	(45,668,880)	(22,138)
Net Unrealized Appreciation (Depreciation)	$316,181,060 $	126,285,702 $	87,805,785 $	424,695,669 $	(22,138)

			Russell International
	Russell U.S. Large Russell U.S. Mid Cap Russell U.S. Small Developed Markets Russell Global Equity
	Cap Equity Fund	Equity Fund	Cap Equity Fund	Fund	Fund
Cost of Investments	$351,045,730 $	173,922,082 $	2,330,566,856 $	3,830,461,514 $	2,650,989,540
Unrealized Appreciation	$61,962,961 $	24,615,238 $	227,015,675 $	519,576,801 $	756,256,406
Unrealized Depreciation	(3,807,465)	(3,223,508)	(88,213,653)	(92,330,261)	(43,058,865)
Net Unrealized Appreciation (Depreciation)	$58,155,496 $	21,391,730 $	138,802,022 $	427,246,540 $	713,197,541

Notes to Quarterly Report 351

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

				Russell Tax-Managed		Russell Global
	Select International		Russell Emerging	Russell Tax-Managed U.S. Mid & Small Cap Opportunistic Credit
	Equity Fund		Markets Fund	U.S. Large Cap Fund	Fund	Fund
Cost of Investments	$71,004,367		$2,810,502,855	$896,611,398	$232,422,430 $	1,535,858,321
Unrealized Appreciation	$4,532		$454,549,794	$254,744,320	$76,743,454 $	28,338,323
Unrealized Depreciation	(381,326)		(88,346,763)	(6,362,690)	(6,857,944)	(18,116,952)
Net Unrealized Appreciation (Depreciation)	$(376,794	) $	366,203,031	$248,381,630	$69,885,510 $	10,221,371
	Russell Strategic Bond	Russell Investment	Russell Short Duration Russell Tax Exempt Russell Commodity
	Fund	Grade Bond Fund		Bond Fund	Bond Fund	Strategies Fund
Cost of Investments	$7,868,421,155		$1,798,867,214	$1,191,164,456	$1,133,924,866 $	1,080,398,088
Unrealized Appreciation	$172,815,940		$20,237,536	$8,955,402	$40,061,402 $	—
Unrealized Depreciation	(52,324,950)		(9,233,083)	(6,049,321)	(1,719,053)	(365,039)
Net Unrealized Appreciation (Depreciation)	$120,490,990		$11,004,453	$2,906,081	$38,342,349 $	(365,039)
	Russell Global	Russell Global Real	Russell Multi-Strategy Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund		Alternative Fund	Overwriting Fund
Cost of Investments	$1,581,941,261		$1,569,379,609	$884,341,671	$63,989,048
Unrealized Appreciation	$208,689,759		$285,472,105	$29,705,707	$20,164,141
Unrealized Depreciation	(14,226,781)		(6,210,079)	(8,764,228)	(265,310)
Net Unrealized Appreciation (Depreciation)	$194,462,978		$279,262,026	$20,941,479	$19,898,831

7. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

9. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

352 Notes to Quarterly Report

Russell Investment Company Russell Funds

Shareholder Requests for Additional Information — July 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 353

2014 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2014

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R2, R3, S
Moderate Strategy Fund	A, C, E, R1, R2, R3, S
Balanced Strategy Fund	A, C, E, R1, R2, R3, S
Growth Strategy Fund	A, C, E, R1, R2, R3, S
Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S
2015 Strategy Fund	R1, R2, R3
2020 Strategy Fund	A, E, R1, R2, R3, S
2025 Strategy Fund	R1, R2, R3
2030 Strategy Fund	A, E, R1, R2, R3, S
2035 Strategy Fund	R1, R2, R3
2040 Strategy Fund	A, E, R1, R2, R3, S
2045 Strategy Fund	R1, R2, R3
2050 Strategy Fund	R1, R2, R3
2055 Strategy Fund	R1, R2, R3
In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company LifePoints® Funds

Quarterly Report

July 31, 2014 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company Conservative Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 8.5%
Russell Commodity Strategies Fund	939,652	7,978
Russell Global Infrastructure Fund	1,525,561	19,786
Russell Global Real Estate Securities Fund	165,790	6,660
Russell Multi-Strategy Alternative Fund	1,057,062	10,719
		45,143
Domestic Equities - 9.8%
Russell U.S. Core Equity Fund	318,225	13,149
Russell U.S. Defensive Equity Fund	422,174	18,381
Russell U.S. Dynamic Equity Fund	862,628	10,524
Russell U.S. Small Cap Equity Fund	352,265	10,540
		52,594
Fixed Income - 72.3%
Russell Global Opportunistic Credit Fund	2,097,814	21,335
Russell Investment Grade Bond Fund	3,128,205	69,665
Russell Short Duration Bond Fund	7,189,097	139,540
Russell Strategic Bond Fund	14,055,858	155,458
		385,998
International Equities - 9.4%
Russell Emerging Markets Fund	543,779	10,642
Russell Global Equity Fund	1,814,297	21,082
Russell International Developed Markets
Fund	493,775	18,467
		50,191

Total Investments 100.0%
(identified cost $473,835)		533,926
Other Assets and Liabilities, Net
- 0.0%		238
Net Assets - 100.0%		534,164

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company Moderate Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 11.9%
Russell Commodity Strategies Fund	2,263,140	19,214
Russell Global Infrastructure Fund	3,169,963	41,115
Russell Global Real Estate Securities Fund	434,706	17,462
Russell Multi-Strategy Alternative Fund	2,601,319	26,377
		104,168
Domestic Equities - 15.7%
Russell U.S. Core Equity Fund	1,045,143	43,185
Russell U.S. Defensive Equity Fund	872,911	38,007
Russell U.S. Dynamic Equity Fund	1,770,853	21,604
Russell U.S. Small Cap Equity Fund	1,147,837	34,343
		137,139
Fixed Income - 55.5%
Russell Global Opportunistic Credit Fund	3,448,208	35,068
Russell Investment Grade Bond Fund	7,107,531	158,285
Russell Strategic Bond Fund	26,248,985	290,314
		483,667
International Equities - 16.9%
Russell Emerging Markets Fund	1,783,009	34,893
Russell Global Equity Fund	4,461,772	51,846
Russell International Developed Markets
Fund	1,622,108	60,667
		147,406

Total Investments 100.0%
(identified cost $744,373)		872,380
Other Assets and Liabilities, Net
- 0.0%		4
Net Assets - 100.0%		872,384

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Company Balanced Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 11.0%
Russell Commodity Strategies Fund	8,312,297	70,571
Russell Global Infrastructure Fund	12,691,770	164,612
Russell Global Real Estate Securities Fund	1,377,165	55,321
Russell Multi-Strategy Alternative Fund	10,948,964	111,023
		401,527
Domestic Equities - 28.5%
Russell U.S. Core Equity Fund	7,062,990	291,843
Russell U.S. Defensive Equity Fund	5,578,482	242,887
Russell U.S. Dynamic Equity Fund	20,917,245	255,190
Russell U.S. Small Cap Equity Fund	8,455,739	252,996
		1,042,916
Fixed Income - 32.3%
Russell Global Opportunistic Credit Fund	14,511,924	147,586
Russell Strategic Bond Fund	93,783,450	1,037,245
		1,184,831
International Equities - 28.2%
Russell Emerging Markets Fund	13,176,799	257,870
Russell Global Equity Fund	31,392,278	364,778

Russell Fund International Developed Markets	10,985,249	410,849
		1,033,497

Total Investments 100.0%
(identified cost $3,188,977)		3,662,771
Other Assets and Liabilities, Net
- 0.0%		391
Net Assets - 100.0%		3,663,162

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Company Growth Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 15.4%
	Russell Commodity Strategies Fund	9,920,167	84,222
	Russell Global Infrastructure Fund	9,966,565	129,267
	Russell Global Real Estate Securities Fund	1,328,151	53,352
	Russell Multi-Strategy Alternative Fund	9,280,113	94,100
			360,941
	Domestic Equities - 33.0%
	Russell U.S. Core Equity Fund	5,109,063	211,107
	Russell U.S. Defensive Equity Fund	3,822,165	166,417
	Russell U.S. Dynamic Equity Fund	15,376,564	187,594
	Russell U.S. Small Cap Equity Fund	6,970,597	208,560
			773,678
	Fixed Income - 16.2%
	Russell Global Opportunistic Credit Fund	13,945,677	141,828
	Russell Strategic Bond Fund	21,442,269	237,151
			378,979
	International Equities - 35.4%
	Russell Emerging Markets Fund	10,901,957	213,351
	Russell Global Equity Fund	26,191,638	304,347
	Russell International Developed Markets
	Fund	8,286,644	309,920
			827,618

	Total Investments 100.0%
	(identified cost $2,014,902)		2,341,216
	Other Assets and Liabilities, Net
-	(0.0%)		(999)
	Net Assets - 100.0%		2,340,217

See accompanying notes which are an integral part of this quarterly report.

8 Growth Strategy Fund

Russell Investment Company Equity Growth Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.1%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 15.0%
	Russell Commodity Strategies Fund	2,825,256	23,986
	Russell Global Infrastructure Fund	4,153,240	53,867
	Russell Global Real Estate Securities Fund	490,757	19,714
	Russell Multi-Strategy Alternative Fund	4,881,717	49,501
			147,068
	Domestic Equities - 36.6%
	Russell U.S. Core Equity Fund	2,365,635	97,748
	Russell U.S. Defensive Equity Fund	1,485,040	64,659
	Russell U.S. Dynamic Equity Fund	8,010,160	97,724
	Russell U.S. Small Cap Equity Fund	3,247,576	97,167
			357,298
	Fixed Income - 8.1%
	Russell Global Opportunistic Credit Fund	7,764,154	78,961

	International Equities - 40.4%
	Russell Emerging Markets Fund	5,028,420	98,406
	Russell Global Equity Fund	11,784,866	136,940
	Russell International Developed Markets
	Fund	4,254,311	159,112
			394,458

	Total Investments 100.1%
	(identified cost $846,027)		977,785
	Other Assets and Liabilities, Net
-	(0.1%)		(494)
	Net Assets - 100.0%		977,291

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 9

Russell Investment Company 2015 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 5.8%
	Russell Commodity Strategies Fund	56,923	483
	Russell Global Infrastructure Fund	48,285	626
	Russell Global Real Estate Securities Fund	13,810	555
			1,664
	Domestic Equities - 15.6%
	Russell Select U.S. Equity Fund	283,674	2,837
	Russell U.S. Defensive Equity Fund	16,354	712
	Russell U.S. Dynamic Equity Fund	29,534	360
	Russell U.S. Small Cap Equity Fund	18,446	552
			4,461
	Fixed Income - 64.3%
	Russell Global Opportunistic Credit Fund	93,071	947
	Russell Investment Grade Bond Fund	199,031	4,432
	Russell Short Duration Bond Fund	154,693	3,002
	Russell Strategic Bond Fund	904,943	10,009
			18,390
	International Equities - 14.3%
	Russell Emerging Markets Fund	30,978	607
	Russell Global Equity Fund	120,586	1,401
	Russell Select International Equity Fund	207,322	2,073
			4,081

	Total Investments 100.0%
	(identified cost $25,502)		28,596
	Other Assets and Liabilities, Net
-	(0.0%)		(5)
	Net Assets - 100.0%		28,591

See accompanying notes which are an integral part of this quarterly report.

10 2015 Strategy Fund

Russell Investment Company 2020 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.1%
	Russell Commodity Strategies Fund	270,577	2,297
	Russell Global Infrastructure Fund	238,544	3,094
	Russell Global Real Estate Securities Fund	67,104	2,696
			8,087
	Domestic Equities - 20.3%
	Russell Select U.S. Equity Fund	1,690,364	16,904
	Russell U.S. Defensive Equity Fund	78,988	3,439
	Russell U.S. Dynamic Equity Fund	205,709	2,509
	Russell U.S. Small Cap Equity Fund	136,691	4,090
			26,942
	Fixed Income - 54.2%
	Russell Global Opportunistic Credit Fund	413,895	4,209
	Russell Investment Grade Bond Fund	813,887	18,125
	Russell Short Duration Bond Fund	376,261	7,303
	Russell Strategic Bond Fund	3,823,898	42,293
			71,930
	International Equities - 19.4%
	Russell Emerging Markets Fund	216,447	4,236
	Russell Global Equity Fund	754,206	8,764
	Russell Select International Equity Fund	1,282,712	12,827
			25,827

	Total Investments 100.0%
	(identified cost $114,165)		132,786
	Other Assets and Liabilities, Net
-	(0.0%)		(21)
	Net Assets - 100.0%		132,765

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 11

Russell Investment Company 2025 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.6%
	Russell Commodity Strategies Fund	80,474	683
	Russell Global Infrastructure Fund	69,312	899
	Russell Global Real Estate Securities Fund	19,694	791
			2,373
	Domestic Equities - 25.4%
	Russell Select U.S. Equity Fund	564,558	5,646
	Russell U.S. Defensive Equity Fund	22,299	971
	Russell U.S. Dynamic Equity Fund	76,634	935
	Russell U.S. Small Cap Equity Fund	52,881	1,582
			9,134
	Fixed Income - 43.0%
	Russell Global Opportunistic Credit Fund	106,074	1,079
	Russell Investment Grade Bond Fund	193,763	4,315
	Russell Strategic Bond Fund	910,357	10,068
			15,462
	International Equities - 25.0%
	Russell Emerging Markets Fund	80,848	1,582
	Russell Global Equity Fund	256,851	2,985
	Russell Select International Equity Fund	442,297	4,423
			8,990

	Total Investments 100.0%
	(identified cost $31,915)		35,959
	Other Assets and Liabilities, Net
-	(0.0%)		(7)
	Net Assets - 100.0%		35,952

See accompanying notes which are an integral part of this quarterly report.

12 2025 Strategy Fund

Russell Investment Company 2030 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 6.9%
	Russell Commodity Strategies Fund	285,168	2,421
	Russell Global Infrastructure Fund	289,799	3,759
	Russell Global Real Estate Securities Fund	76,920	3,090
			9,270
	Domestic Equities - 31.5%
	Russell Select U.S. Equity Fund	2,549,490	25,495
	Russell U.S. Defensive Equity Fund	88,785	3,865
	Russell U.S. Dynamic Equity Fund	381,549	4,655
	Russell U.S. Small Cap Equity Fund	269,579	8,066
			42,081
	Fixed Income - 29.9%
	Russell Global Opportunistic Credit Fund	313,030	3,184
	Russell Investment Grade Bond Fund	270,286	6,019
	Russell Strategic Bond Fund	2,781,655	30,765
			39,968
	International Equities - 31.7%
	Russell Emerging Markets Fund	420,354	8,226
	Russell Global Equity Fund	1,212,140	14,085
	Russell Select International Equity Fund	2,013,108	20,131
			42,442

	Total Investments 100.0%
	(identified cost $116,008)		133,761
	Other Assets and Liabilities, Net
-	(0.0%)		(21)
	Net Assets - 100.0%		133,740

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 13

Russell Investment Company 2035 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 8.4%
	Russell Commodity Strategies Fund	70,311	597
	Russell Global Infrastructure Fund	66,123	858
	Russell Global Real Estate Securities Fund	18,105	727
			2,182
	Domestic Equities - 39.1%
	Russell Select U.S. Equity Fund	615,711	6,157
	Russell U.S. Defensive Equity Fund	17,961	782
	Russell U.S. Dynamic Equity Fund	97,859	1,194
	Russell U.S. Small Cap Equity Fund	68,566	2,051
			10,184
	Fixed Income - 13.3%
	Russell Global Opportunistic Credit Fund	21,787	222
	Russell Strategic Bond Fund	294,613	3,258
			3,480
	International Equities - 39.2%
	Russell Emerging Markets Fund	109,757	2,148
	Russell Global Equity Fund	283,780	3,297
	Russell Select International Equity Fund	477,554	4,776
			10,221

	Total Investments 100.0%
	(identified cost $22,771)		26,067
	Other Assets and Liabilities, Net
-	(0.0%)		(6)
	Net Assets - 100.0%		26,061

See accompanying notes which are an integral part of this quarterly report.

14 2035 Strategy Fund

Russell Investment Company 2040 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.0%
	Russell Commodity Strategies Fund	317,514	2,695
	Russell Global Infrastructure Fund	290,977	3,774
	Russell Global Real Estate Securities Fund	80,529	3,235
			9,704
	Domestic Equities - 42.0%
	Russell Select U.S. Equity Fund	2,749,610	27,496
	Russell U.S. Defensive Equity Fund	74,296	3,235
	Russell U.S. Dynamic Equity Fund	441,917	5,392
	Russell U.S. Small Cap Equity Fund	306,329	9,165
			45,288
	Fixed Income - 7.0%
	Russell Strategic Bond Fund	682,455	7,548

	International Equities - 42.0%
	Russell Emerging Markets Fund	495,887	9,705
	Russell Global Equity Fund	1,252,733	14,557
	Russell Select International Equity Fund	2,102,643	21,026
			45,288

	Total Investments 100.0%
	(identified cost $91,648)		107,828
	Other Assets and Liabilities, Net
-	(0.0%)		(16)
	Net Assets - 100.0%		107,812

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 15

Russell Investment Company 2045 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.0%
	Russell Commodity Strategies Fund	39,139	332
	Russell Global Infrastructure Fund	35,868	465
	Russell Global Real Estate Securities Fund	9,927	399
			1,196
	Domestic Equities - 42.0%
	Russell Select U.S. Equity Fund	338,940	3,389
	Russell U.S. Defensive Equity Fund	9,158	399
	Russell U.S. Dynamic Equity Fund	54,474	665
	Russell U.S. Small Cap Equity Fund	37,761	1,130
			5,583
	Fixed Income - 7.0%
	Russell Strategic Bond Fund	84,125	930

	International Equities - 42.0%
	Russell Emerging Markets Fund	61,127	1,196
	Russell Global Equity Fund	154,422	1,795
	Russell Select International Equity Fund	259,189	2,592
			5,583

	Total Investments 100.0%
	(identified cost $11,567)		13,292
	Other Assets and Liabilities, Net
-	(0.0%)		(3)
	Net Assets - 100.0%		13,289

See accompanying notes which are an integral part of this quarterly report.

16 2045 Strategy Fund

Russell Investment Company 2050 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.0%
	Russell Commodity Strategies Fund	48,916	415
	Russell Global Infrastructure Fund	44,828	581
	Russell Global Real Estate Securities Fund	12,406	499
			1,495
	Domestic Equities - 42.0%
	Russell Select U.S. Equity Fund	423,603	4,236
	Russell U.S. Defensive Equity Fund	11,446	498
	Russell U.S. Dynamic Equity Fund	68,082	831
	Russell U.S. Small Cap Equity Fund	47,193	1,412
			6,977
	Fixed Income - 7.0%
	Russell Strategic Bond Fund	105,139	1,163

	International Equities - 42.0%
	Russell Emerging Markets Fund	76,396	1,495
	Russell Global Equity Fund	192,995	2,243
	Russell Select International Equity Fund	323,932	3,239
			6,977

	Total Investments 100.0%
	(identified cost $14,063)		16,612
	Other Assets and Liabilities, Net
-	(0.0%)		(3)
	Net Assets - 100.0%		16,609

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 17

Russell Investment Company 2055 Strategy Fund

Schedule of Investments — July 31, 2014 (Unaudited)

ro

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 9.0%
	Russell Commodity Strategies Fund	7,907	67
	Russell Global Infrastructure Fund	7,246	94
	Russell Global Real Estate Securities Fund	2,005	80
			241
	Domestic Equities - 42.0%
	Russell Select U.S. Equity Fund	68,474	685
	Russell U.S. Defensive Equity Fund	1,850	81
	Russell U.S. Dynamic Equity Fund	11,005	134
	Russell U.S. Small Cap Equity Fund	7,629	228
			1,128
	Fixed Income - 7.0%
	Russell Strategic Bond Fund	16,995	188

	International Equities - 42.0%
	Russell Emerging Markets Fund	12,349	242
	Russell Global Equity Fund	31,197	362
	Russell Select International Equity Fund	52,362	524
			1,128

	Total Investments 100.0%
	(identified cost $2,496)		2,685
	Other Assets and Liabilities, Net
-	(0.0%)		—
	Net Assets - 100.0%		2,685

See accompanying notes which are an integral part of this quarterly report.

18 2055 Strategy Fund

Russell Investment Company In Retirement Fund

Schedule of Investments — July 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
		Shares	$
	Investments 100.0%
	Other Russell Investment Company
	Series Mutual Funds - Class Y
	Shares
	Alternative - 5.9%
	Russell Commodity Strategies Fund	75,056	637
	Russell Global Infrastructure Fund	60,234	781
	Russell Global Real Estate Securities Fund	17,656	709
			2,127
	Domestic Equities - 14.6%
	Russell Select U.S. Equity Fund	330,854	3,309
	Russell U.S. Defensive Equity Fund	20,341	886
	Russell U.S. Dynamic Equity Fund	34,821	425
	Russell U.S. Small Cap Equity Fund	21,418	641
			5,261
	Fixed Income - 66.3%
	Russell Global Opportunistic Credit Fund	117,881	1,199
	Russell Investment Grade Bond Fund	266,738	5,940
	Russell Short Duration Bond Fund	213,301	4,140
	Russell Strategic Bond Fund	1,139,289	12,601
			23,880
	International Equities - 13.2%
	Russell Emerging Markets Fund	35,873	702
	Russell Global Equity Fund	137,872	1,602
	Russell Select International Equity Fund	243,010	2,430
			4,734

	Total Investments 100.0%
	(identified cost $30,940)		36,002
	Other Assets and Liabilities, Net
-	(0.0%)		(7)
	Net Assets - 100.0%		35,995

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 19

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report — July 31, 2014 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The equity Underlying Funds in which the Funds may invest include the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of March 1, 2014.

		Asset Allocation Targets as of March 1, 2014*
	Conservative	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Equity Underlying Funds	18%	31%	54%	65%	73%
Fixed Income Underlying Funds	72%	55%	32%	16%	8%
Alternative Underlying Funds**	10%	14%	14%	19%	19%

*	Prospectus dated March 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in Shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Prior to July 31, 2014, the equity Underlying Funds in which the Funds may invest included the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest included the Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest included the Russell Commodity Strategies and Russell Global Real Estate Securities Funds. As of July 31, 2014,

20 Notes to Quarterly Report

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

the Russell U.S. Core Equity and Russell International Developed Markets Funds were replaced with the Select U.S. Equity and Select International Equity Funds as equity Underlying Funds in which the Funds may invest. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings.

RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCo’s allocation decisions are generally based on strategic capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of March 1, 2014.

		Asset Allocation Targets as of March 1, 2014*
	2015	2020	2025	2030	2035
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity Underlying Funds	28%	38%	48%	61%	79%
Fixed Income Underlying Funds	66%	56%	45%	30%	10%
Alternative Underlying Funds**	6%	6%	7%	9%	11%
		Asset Allocation Targets as of March 1, 2014*
	2040	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Equity Underlying Funds	79%	79%	79%	79%	79%
Fixed Income Underlying Funds	10%	10%	10%	10%	10%
Alternative Underlying Funds**	11%	11%	11%	11%	11%

*	Prospectus dated March 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

The following table shows the Funds’ allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of August 1, 2014.

		Asset Allocation Targets as of August 1, 2014*
	2015	2020	2025	2030	2035
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity Underlying Funds	29%	39%	49%	62%	77%
Fixed Income Underlying Funds	64%	54%	43%	30%	13%
Alternative Underlying Funds**	7%	7%	8%	8%	10%
		Asset Allocation Targets as of August 1, 2014*
	2040	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Equity Underlying Funds	82%	82%	82%	82%	27%
Fixed Income Underlying Funds	7%	7%	7%	7%	66%
Alternative Underlying Funds**	11%	11%	11%	11%	7%

*	Prospectus dated March 1, 2014 as supplemented through August 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Notes to Quarterly Report 21

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended July 31, 2014 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk).

22 Notes to Quarterly Report

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Federal Income Taxes

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Conservative Strategy Moderate Strategy Balanced Strategy
		Fund	Fund	Fund
Cost of Investments		$477,431,280 $	752,455,687	$3,206,956,281
Unrealized Appreciation		$57,804,785 $	122,844,855	$467,569,124
Unrealized Depreciation		(1,309,988)	(2,920,104)	(11,754,813)
Net Unrealized Appreciation (Depreciation)		$56,494,797 $	119,924,751	$455,814,311
			Equity Growth
		Growth Strategy Fund	Strategy Fund	2015 Strategy Fund
Cost of Investments		$2,022,831,949 $	861,007,433	$25,610,239
Unrealized Appreciation		$332,955,519 $	131,504,527	$3,032,679
Unrealized Depreciation		(14,571,190)	(14,726,593)	(46,724)
Net Unrealized Appreciation (Depreciation)		$318,384,329 $	116,777,934	$2,985,955
		2020 Strategy Fund 2025 Strategy Fund 2030 Strategy Fund
Cost of Investments		$114,868,362 $	32,089,673	$116,842,806
Unrealized Appreciation		$18,239,685 $	3,933,276	$17,199,433
Unrealized Depreciation		(322,155)	(63,849)	(280,939)
Net Unrealized Appreciation (Depreciation)		$17,917,530 $	3,869,427	$16,918,494
		2035 Strategy Fund 2040 Strategy Fund 2045 Strategy Fund
Cost of Investments		$22,918,098 $	92,257,567	$11,654,777
Unrealized Appreciation		$3,179,806 $	15,863,696	$1,652,380
Unrealized Depreciation		(30,551)	(293,426)	(15,401)
Net Unrealized Appreciation (Depreciation)		$3,149,255 $	15,570,270	$1,636,979
		2050 Strategy Fund 2055 Strategy Fund In Retirement Fund
Cost of Investments		$14,130,461 $	2,505,773	$31,373,810
Unrealized Appreciation		$2,509,622 $	179,480	$4,715,475
Unrealized Depreciation		(28,185)	—	(87,761)
Net Unrealized Appreciation (Depreciation)		$2,481,437 $	179,480	$4,627,714
4	. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell

Notes to Quarterly Report 23

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2014 (Unaudited)

Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

5. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

24 Notes to Quarterly Report

Russell Investment Company LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 25

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 26, 2014

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	September 26, 2014